                                                        ------------------------
                         UNITED STATES                          OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION        ------------------------
                   Washington, D.C. 20549               OMB Number: 3235-0570
                                                        Expires: Nov. 30, 2005
                                                        Estimated average burden
                                                        hours per response: 5.0
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                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-09729
                                   ---------------------------------------------
iShares Trust
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               (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                                  94105
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       (Address of principal executive offices)                     (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-474-2737
                                                   ----------------------

Date of fiscal year end:      03/31/2004
                            ------------------------

Date of reporting period:     04/01/03-09/30/03
                            ------------------------

     Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRs in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRs unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

                                                                      iShares(R)


                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

        iSHARES S&P 500 INDEX FUND
        iSHARES S&P 500/BARRA GROWTH INDEX FUND
        iSHARES S&P 500/BARRA VALUE INDEX FUND
        iSHARES S&P MIDCAP 400 INDEX FUND
        iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND iSHARES S&P SMALLCAP 600 INDEX FUND iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Managers' Discussion & Analysis ...........................................    4
Schedules of Investments ..................................................   10
  iShares S&P 500 Index Fund ..............................................   10
  iShares S&P 500/BARRA Growth Index Fund .................................   19
  iShares S&P 500/BARRA Value Index Fund ..................................   23
  iShares S&P MidCap 400 Index Fund .......................................   30
  iShares S&P MidCap 400/BARRA Growth Index Fund ..........................   37
  iShares S&P MidCap 400/BARRA Value Index Fund ...........................   41
  iShares S&P SmallCap 600 Index Fund .....................................   46
  iShares S&P SmallCap 600/BARRA Growth Index Fund ........................   56
  iShares S&P SmallCap 600/BARRA Value Index Fund .........................   61
Financial Statements ......................................................   68
Financial Highlights ......................................................   75
Notes to the Financial Statements .........................................   84
iShares Family of Funds ...................................................   90

TO OUR SHAREHOLDERS

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, we recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ We have added a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most well known U.S. fixed income market indexes. We will also be adding the iShares Lehman TIPS Bond Fund, which provides the opportunity to invest in inflation protected government securities. Assets under management for the fixed income iShares funds were $4.2 billion as of September 30, 2003.

With the addition of these iShares, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and as of September 30, 2003, had reached $44.5 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investmentneeds in the year ahead.

    /s/ Lee T. Kranefuss

    Lee T. Kranefuss
    PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/ BUSINESS WEEK, 12/16/02.

/2/ Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                      THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P 500 INDEX FUNDS
Performance as of 9/30/03

                                       AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
                           ------------------------------------------------------    ---------------------------
                              YEAR ENDED 9/30/03          INCEPTION TO 9/30/03          INCEPTION TO 9/30/03
                           -------------------------   --------------------------    ---------------------------
iSHARES INDEX FUND           NAV     MARKET    INDEX     NAV     MARKET     INDEX      NAV     MARKET    INDEX
S&P 500                     24.23%    24.67%   24.40%   (9.29)%   (9.28)%   (9.23)%  (28.09)%  (28.06)%  (27.91)%
S&P 500/BARRA Growth        22.16%    22.71%   22.43%  (12.58)%  (12.55)%  (12.44)%  (36.36)%  (36.29)%  (36.00)%
S&P 500/BARRA Value         26.25%    26.77%   26.55%   (4.56)%   (4.55)%   (4.41)%  (14.53)%  (14.48)%  (14.06)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                           iSHARES S&P 500 INDEX FUND

                         FINANCIALS                  20.74%
                         INFORMATION TECHNOLOGY      17.53%
                         HEALTH CARE                 13.76%
                         CONSUMER STAPLES            11.45%
                         CONSUMER DISCRETIONARY      11.04%
                         INDUSTRIALS                 10.59%
                         ENERGY                       5.66%
                         TELECOMMUNICATION SERVICES   3.41%
                         UTILITIES                    2.93%
                         MATERIALS                    2.76%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                    iSHARES S&P 500/BARRA GROWTH INDEX FUND

                         INFORMATION TECHNOLOGY      26.52%
                         HEALTH CARE                 23.80%
                         CONSUMER STAPLES            20.51%
                         INDUSTRIALS                 11.94%
                         CONSUMER DISCRETIONARY       8.27%
                         FINANCIALS                   5.01%
                         MATERIALS                    2.31%
                         ENERGY                       0.73%
                         TELECOMMUNICATION SERVICES   0.69%
                         UTILITIES                    0.10%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                 iSHARES S&P MIDCAP 500/BARRA VALUE INDEX FUND

                         FINANCIALS                  36.64%
                         CONSUMER DISCRETIONARY      13.86%
                         ENERGY                      10.64%
                         INDUSTRIALS                  9.24%
                         INFORMATION TECHNOLOGY       8.46%
                         TELECOMMUNICATION SERVICES   6.16%
                         UTILITIES                    5.81%
                         HEALTH CARE                  3.61%
                         MATERIALS                    3.21%
                         CONSUMER STAPLES             2.29%

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P 500 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500 Index (the "Index"). The iShares S&P 500/BARRA Growth Index Fund (the "Growth Fund") and iShares S&P 500/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor's 500/BARRA Growth Index (the "Growth Index") and the Standard & Poor's 500/BARRA Value Index (the "Value Index"), respectively. For the six months ended September 30, 2003 (the "reporting period"), the Fund returned 18.36%, compared to a return of 18.45% by the Index. The Growth Fund and the Value Fund returned 15.12% and 21.72%, respectively, while the Growth Index returned 15.26% and the Value Index returned 21.86%.

Equity markets rebounded during the six-month reporting period. As the war in Iraq reached an official conclusion and the economic outlook began to offer some signs of encouragement, stocks climbed. In late June, the Federal Reserve Board (the "Fed") cut short-term interest rates by 0.25% to the lowest level since the Eisenhower administration. Corporate earnings announcements generally showed higher earnings levels and stabilizing earnings expectations. GDP grew at an annual 3.3% rate, largely due to increased government spending. Unemployment levels, however, remained a problem, rising to a nine-year high. During the reporting period, smaller capitalization stocks generally outperformed larger capitalization stocks, and value stocks within the Index outperformed growth stocks.

All ten industry sectors within the Index delivered positive returns during the reporting period. Information technology (17.56% of the Index as of September 30, 2003) led the way, gaining 31.03%, and financials (20.75% of the Index as of September 30, 2003) rose 23.48%. Consumer discretionary (11.05% of the Index as of September 30, 2003) climbed 21.86%, materials (2.76% of the Index as of September 30, 2003) rose 20.93%, and utilities (2.94% of the Index as of September 30, 2003) returned 20.81%. The weakest performance came from health care (13.78% of the Index as of September 30, 2003), which gained 4.86%.

On an individual company basis, the best performing among the Index's ten largest constituents was Intel Corp. (1.95% of the Index as of September 30, 2003), which returned 69.04%. General Electric Co. and American International Group Inc. (respectively 3.24% and 1.63% of the Index as of September 30, 2003) gained 16.90% and 16.68%, respectively. The largest weighting at 3.26% of the Index as of September 30, 2003, Microsoft Corp. returned 14.83%. Johnson & Johnson and Pfizer Inc. (respectively 1.60% and 2.57% of the Index as of September 30, 2003) both posted declines, falling 14.43% and 2.50%, respectively.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P MIDCAP 400 INDEX FUNDS
Performance as of 9/30/03

                                           AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
                               ---------------------------------------------------   -------------------------
                                  YEAR ENDED 9/30/03        INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
                               ------------------------   ------------------------   -------------------------
iSHARES INDEX FUND               NAV    MARKET    INDEX     NAV    MARKET    INDEX    NAV     MARKET    INDEX
S&P MidCap 400                  26.55%   27.05%   26.81%    3.89%    3.95%    4.07%   13.69%   13.93%   14.35%
S&P MidCap 400/BARRA Growth     25.06%   25.16%   25.36%   (6.51)%  (6.49)%  (6.23)% (19.33)% (19.27)% (18.54)%
S&P MidCap 400/BARRA Value      27.87%   28.22%   28.23%   10.37%   10.44%   10.62%   36.96%   37.26%   37.97%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                       iSHARES S&P MIDCAP 400 INDEX FUND

                         FINANCIALS                  19.99%
                         CONSUMER DISCRETIONARY      16.08%
                         INFORMATION TECHNOLOGY      16.07%
                         HEALTH CARE                 13.34%
                         INDUSTRIALS                 12.15%
                         UTILITIES                    6.62%
                         ENERGY                       6.34%
                         CONSUMER STAPLES             4.77%
                         MATERIALS                    3.99%
                         TELECOMMUNICATION SERVICES   0.60%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                 iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND

                         HEALTH CARE                 21.78%
                         CONSUMER DISCRETIONARY      18.62%
                         INFORMATION TECHNOLOGY      18.55%
                         FINANCIALS                  13.40%
                         INDUSTRIALS                 13.12%
                         ENERGY                       6.18%
                         CONSUMER STAPLES             4.88%
                         UTILITIES                    1.77%
                         MATERIALS                    1.41%
                         TELECOMMUNICATION SERVICES   0.29%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                 iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND

                         FINANCIALS                  26.58%
                         INFORMATION TECHNOLOGY      13.58%
                         CONSUMER DISCRETIONARY      13.54%
                         UTILITIES                   11.47%
                         INDUSTRIALS                 11.19%
                         MATERIALS                    6.56%
                         ENERGY                       6.51%
                         HEALTH CARE                  4.90%
                         CONSUMER STAPLES             4.66%
                         TELECOMMUNICATION SERVICES   0.92%

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P MidCap 400 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400Index (the "Index"). The iShares S&P MidCap 400/BARRA Growth Index Fund (the "Growth Fund") and iShares S&P MidCap 400/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor's MidCap 400/BARRA Growth Index (the "Growth Index") and the Standard & Poor's MidCap 400/BARRA Value Index (the "Value Index"), respectively. For the six months ended September 30, 2003 (the "reporting period"), the Fund returned 25.25%, compared to a return of 25.38% by the Index. The Growth Fund and the Value Fund returned 22.82% and 27.54%, respectively, while the Growth Index returned 22.96% and the Value Index returned 27.75%.

Equity markets reversed course during the six-month reporting period. Responding positively to the official conclusion to the war in Iraq, stocks generally led an upward march throughout the reporting period. Some economic news provided signs of encouragement: GDP growth for the second quarter was revised upward several times, ultimately showing an annual growth rate of 3.3%. A major driver of the growth was government spending, which grew at an annual pace of 8.5%, largely due to a 45.8% annual increase in national defense spending during the second quarter. Corporate earnings growth was also strong and consistent, reaching double-digit growth rates toward the end of the reporting period. Mid-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts by a wide margin during the reporting period.

Most industry sectors within the Index posted healthy gains for the reporting period. Information technology (16.07% of the Index as of September 30, 2003) returned 41.78%. Financials, the largest group at 20.00% of the Index as of September 30, 2003, returned 24.09%. Consumer discretionary (16.09% of the Index as of September 30, 2003) climbed 28.27%. The weakest performer was energy (6.34% of the Index as of September 30, 2003), which returned a positive 4.61%.

Among the Index's ten largest constituents, performance was largely positive. The Class A shares of Lennar Corp. (0.67% of the Index as of September 30, 2003) led the way, returning 59.66%. Mylan Laboratories Inc. and Sovereign Bancorp Inc. (respectively 0.81% and 0.63% of the Index as of September 30, 2003) gained 34.43% and 33.94%. Gilead Sciences Inc., the largest weighting at 1.32% of the Index, returned 33.46%. IDEC Pharmaceuticals Corp. (0.60% of the Index as of September 30, 2003) and the Class B shares of The Washington Post Company (0.74% of the Index as of September 30, 2003) both posted losses, falling 2.72% and 2.40%, respectively.

MANAGERS' DISCUSSION & ANALYSIS                                                7

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P SMALLCAP 600 INDEX FUNDS
Performance as of 9/30/03

                                          AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
                                 -----------------------------------------------  -------------------------
                                   YEAR ENDED 9/30/03     INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
                                 ----------------------  -----------------------  -------------------------
iSHARES INDEX FUND                NAV   MARKET    INDEX    NAV    MARKET   INDEX     NAV    MARKET    INDEX
S&P SmallCap 600                 26.64%  27.00%   26.86%   6.40%    6.41%   6.57%  23.21%    23.22%   23.83%
S&P SmallCap 600/BARRA Growth    27.51%  27.79%   27.78%  (1.39)%  (1.41)% (1.15)% (4.35)%   (4.42)%  (3.61)%
S&P SmallCap 600/BARRA Value     25.45%  26.08%   25.73%   8.71%    8.68%   8.97%  30.50%    30.41%   31.52%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                      iSHARES S&P SMALLCAP 600 INDEX FUND

                         CONSUMER DISCRETIONARY      19.64%
                         INDUSTRIALS                 18.58%
                         INFORMATION TECHNOLOGY      17.00%
                         FINANCIALS                  13.91%
                         HEALTH CARE                 13.47%
                         ENERGY                       5.18%
                         MATERIALS                    4.50%
                         UTILITIES                    3.90%
                         CONSUMER STAPLES             3.32%
                         TELECOMMUNICATION SERVICES   0.44%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

                         CONSUMER DISCRETIONARY      20.83%
                         HEALTH CARE                 20.02%
                         INFORMATION TECHNOLOGY      19.34%
                         INDUSTRIALS                 14.75%
                         FINANCIALS                  11.48%
                         ENERGY                       5.39%
                         CONSUMER STAPLES             3.18%
                         MATERIALS                    2.56%
                         UTILITIES                    1.82%
                         TELECOMMUNICATION SERVICES   0.58%

                              [CHART APPEARS HERE]

                     TOP 10 FUND SECTORS (% OF NET ASSETS)

                iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

                         INDUSTRIALS                 22.43%
                         CONSUMER DISCRETIONARY      18.42%
                         FINANCIALS                  16.37%
                         INFORMATION TECHNOLOGY      14.67%
                         HEALTH CARE                  6.87%
                         MATERIALS                    6.45%
                         UTILITIES                    6.01%
                         ENERGY                       4.97%
                         CONSUMER STAPLES             3.47%
                         TELECOMMUNICATION SERVICES   0.29%

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares S&P SmallCap 600 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600 Index (the "Index"). The iShares S&P SmallCap 600/BARRA Growth Index Fund (the "Growth Fund") and iShares S&P SmallCap 600/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor's SmallCap 600/BARRA Growth Index (the "Growth Index") and the Standard & Poor's SmallCap 600/BARRA Value Index (the "Value Index"), respectively. For the six months ended September 30, 2003 (the "reporting period"), the Fund returned 28.24%, compared to a return of 28.36% by the Index. The Growth Fund and the Value Fund returned 25.94% and 30.37%, respectively, while the Growth Index returned 26.04% and the Value Index returned 30.51%.

Investors found cause for optimism during the reporting period. Following an official conclusion to the war in Iraq, markets reversed course and headed upward throughout the period. Although first quarter GDP figures revealed tepid growth, second quarter growth was a healthier 3.3% annual rate. Although individual and corporate spending contributed to the higher-than-expected rate, a major driver was government spending, which grew at an annual pace of 8.5%. This increase was largely due to a 45.8% annual rate increase in national defense spending during the second quarter. During the reporting period, smaller company shares maintained the leadership role that they had assumed in the first quarter of the year, outperforming their larger capitalization counterparts. Within the Index, value stocks generally outperformed growth stocks.

Within the Index, nearly every industry sector posted double-digit gains. Leading the way was information technology (16.83% of the Index as of September 30, 2003), which gained 43.98%. Consumer discretionary, the largest weighting at 19.68% of the Index as of September 30, 2003, gained 38.31%. Industrials (18.73% of the Index as of September 30, 2003) rose 25.41%. Health care and financials (respectively 13.48% and 13.92% of the Index as of September 30, 2003) returned 24.89% and 24.64%, respectively. Although telecommunications services (0.44% of the Index as of September 30, 2003) was the weakest performing group, it still managed to return 3.11%.

Nine of the ten largest constituents in the Index delivered positive returns. ITT Educational Services Inc. (0.56% of the Index as of September 30, 2003) climbed 71.14%. The Ryland Group Inc. and Harman International Industries Inc. (respectively 0.47% and 0.82% of the Index as of September 30, 2003) gained 69.28% and 67.92%, respectively. NVR Inc., the largest weighting at 0.87% of the Index as of September 30, 2003, returned 41.79%. The only negative performance came from Alliant Techsystems Inc. (0.48% of the Index as of September 30,
2003), which declined 11.03%.

MANAGERS' DISCUSSION & ANALYSIS                                                9

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.87%
Microsoft Corp.                             7,456,036  $  207,203,240
General Electric Co.                        6,907,801     205,921,548
Wal-Mart Stores Inc.                        3,012,462     168,246,003
Exxon Mobil Corp.                           4,575,964     167,480,282
Pfizer Inc.                                 5,368,420     163,092,600
Citigroup Inc.                              3,551,382     161,623,395
Intel Corp.                                 4,488,457     123,477,452
International Business Machines Corp.       1,192,902     105,369,034
American International Group Inc.           1,799,549     103,833,977
Johnson & Johnson                           2,047,263     101,380,464
Cisco Systems Inc./1/                       4,841,382      94,600,604
Procter & Gamble Co.                          894,317      83,010,504
Bank of America Corp.                       1,030,994      80,458,772
Merck & Co. Inc.                            1,544,331      78,174,035
Coca-Cola Co. (The)                         1,695,379      72,833,482
Verizon Communications Inc.                 1,900,744      61,660,135
Altria Group Inc.                           1,399,476      61,297,049
Wells Fargo & Company                       1,158,120      59,643,180
Dell Inc./1/                                1,770,929      59,131,319
Amgen Inc./1/                                 890,138      57,476,211
PepsiCo Inc.                                1,189,830      54,529,909
ChevronTexaco Corp.                           737,416      52,688,373
SBC Communications Inc.                     2,293,284      51,025,569
Home Depot Inc.                             1,585,910      50,511,233
United Parcel Service Inc. Class B            775,858      49,499,740
JP Morgan Chase & Co.                       1,404,137      48,204,023
Comcast Corp. Class A/1/                    1,552,236      47,933,048
Fannie Mae                                    671,801      47,160,430
AOL Time Warner Inc./1/                     3,111,452      47,014,040
Viacom Inc. Class B                         1,210,096      46,346,677
Lilly (Eli) & Co.                             774,394      45,999,004
Abbott Laboratories                         1,077,413      45,843,923
Wyeth                                         917,751      42,308,321
Hewlett-Packard Co.                         2,106,834      40,788,306
Oracle Corp./1/                             3,608,280      40,484,902
American Express Co.                          887,896      40,008,594
Medtronic Inc.                                839,355      39,382,537
Morgan Stanley                                750,406      37,865,487
Wachovia Corp.                                919,056      37,855,917
3M Co.                                        539,494      37,262,851
Merrill Lynch & Co. Inc.                      644,473      34,498,640
Bristol-Myers Squibb Co.                    1,337,760      34,326,922
U.S. Bancorp                                1,327,592      31,848,932
BellSouth Corp.                             1,274,573      30,181,889
Bank One Corp.                                779,854      30,141,357
Walt Disney Co. (The)                       1,410,038      28,440,466
Tyco International Ltd.                     1,378,038      28,153,316
Anheuser-Busch Companies Inc.                 570,406      28,143,832
Lowe's Companies Inc.                         539,895      28,020,551
Du Pont (E.I.) de Nemours and Co.             687,343      27,500,593
Goldman Sachs Group Inc. (The)                326,690      27,409,291
Texas Instruments Inc.                      1,193,359      27,208,585
ConocoPhillips                                468,381      25,643,860
Freddie Mac                                   479,350      25,093,972
Washington Mutual Inc.                        637,009      25,079,044
United Technologies Corp.                     322,881      24,952,244
eBay Inc./1/                                  442,331      23,669,132
Target Corp.                                  628,469      23,649,288
QUALCOMM Inc.                                 546,798      22,768,669
Gillette Co. (The)                            704,640      22,534,387
FleetBoston Financial Corp.                   725,543      21,875,121
Fifth Third Bancorp                           393,137      21,807,309
Walgreen Co.                                  707,207      21,668,822
Colgate-Palmolive Co.                         371,242      20,748,715
Applied Materials Inc./1/                   1,143,652      20,745,847
McDonald's Corp.                              877,874      20,665,154
UnitedHealth Group Inc.                       410,645      20,663,656
Dow Chemical Co. (The)                        633,223      20,605,076
First Data Corp.                              510,752      20,409,650
MBNA Corp.                                    881,571      20,099,819
Boeing Co. (The)                              580,121      19,915,554
Schlumberger Ltd.                             401,745      19,444,458
Motorola Inc.                               1,602,396      19,180,680
EMC Corp./1/                                1,512,646      19,104,719
Boston Scientific Corp./1/                    283,730      18,101,974
Cardinal Health Inc.                          308,003      17,984,295

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Kimberly-Clark Corp.                          349,965  $   17,960,204
Allstate Corp. (The)                          485,632      17,740,137
Marsh & McLennan Companies Inc.               367,555      17,499,294
Caterpillar Inc.                              237,627      16,358,243
Clear Channel Communications Inc.             423,702      16,227,787
General Motors Corp.                          386,747      15,829,555
Honeywell International Inc.                  591,841      15,595,010
Bank of New York Co. Inc. (The)               531,903      15,483,696
Schering-Plough Corp.                       1,013,316      15,442,936
AT&T Wireless Services Inc./1/              1,870,765      15,302,858
Emerson Electric Co.                          290,383      15,288,665
Alcoa Inc.                                    583,097      15,253,818
Yahoo! Inc./1/                                419,916      14,856,628
Automatic Data Processing Inc.                412,537      14,789,451
MetLife Inc.                                  524,370      14,708,579
Southern Company                              501,343      14,699,377
Sysco Corp.                                   448,101      14,657,384
Gannett Co. Inc.                              185,286      14,370,782
Lockheed Martin Corp.                         310,497      14,329,437
Carnival Corp.                                433,599      14,261,071
Exelon Corp.                                  224,453      14,252,766
Illinois Tool Works Inc.                      212,165      14,058,053
Prudential Financial Inc.                     376,152      14,053,039
Nextel Communications Inc. Class A/1/         712,594      14,030,976
Dominion Resources Inc.                       222,512      13,773,493
Ford Motor Company                          1,265,526      13,629,715
BB&T Corp.                                    372,692      13,383,370
FedEx Corp.                                   205,781      13,258,470
Cendant Corp./1/                              699,682      13,077,057
Forest Laboratories Inc./1/                   251,356      12,932,266
International Paper Co.                       330,317      12,888,969
HCA Inc.                                      344,773      12,708,333
Kohls Corp./1/                                233,716      12,503,806
National City Corp.                           423,486      12,475,898
SLM Corp.                                     311,870      12,150,455
General Mills Inc.                            255,895      12,044,978
Baxter International Inc.                     412,084      11,975,161
SunTrust Banks Inc.                           193,976      11,710,331
AT&T Corp.                                    542,234      11,685,143
Lehman Brothers Holdings Inc.                 167,258      11,554,183
AFLAC Inc.                                    354,012      11,434,588
Schwab (Charles) Corp. (The)                  932,791      11,109,541
Nike Inc. Class B                             182,499      11,099,589
Duke Energy Corp.                             622,577      11,088,096
Travelers Property Casualty Corp.
 Class B                                      696,914      11,066,994
Newmont Mining Corp.                          280,571      10,967,520
Northrop Grumman Corp.                        126,137      10,875,532
Waste Management Inc.                         407,761      10,671,105
General Dynamics Corp.                        136,108      10,624,590
Best Buy Co. Inc./1/                          223,169      10,604,991
Gap Inc. (The)                                614,129      10,513,888
Avon Products Inc.                            162,712      10,504,687
Computer Associates International Inc.        400,331      10,452,642
Progressive Corp. (The)                       150,094      10,372,996
Stryker Corp.                                 137,144      10,328,315
State Street Corp.                            229,187      10,313,415
Union Pacific Corp.                           175,943      10,234,604
Hartford Financial Services Group Inc.        193,787      10,199,010
Harley-Davidson Inc.                          208,464      10,047,965
Alltel Corp.                                  215,351       9,979,365
Guidant Corp.                                 212,145       9,938,993
Tribune Co.                                   215,586       9,895,397
Sara Lee Corp.                                538,177       9,880,930
Costco Wholesale Corp./1/                     315,847       9,816,525
Analog Devices Inc./1/                        251,885       9,576,668
Southwest Airlines Co.                        537,963       9,521,945
Golden West Financial Corp.                   105,161       9,412,961
Omnicom Group Inc.                            130,550       9,380,018
Sprint Corp. (FON Group)                      620,960       9,376,496
Kellogg Co.                                   280,273       9,347,105
Electronic Arts Inc./1/                       101,159       9,329,895
Kroger Co./1/                                 520,216       9,296,260
Occidental Petroleum Corp.                    263,315       9,276,587
PNC Financial Services Group                  193,374       9,200,735
Veritas Software Corp./1/                     292,626       9,188,456
Mellon Financial Corp.                        296,769       8,944,618

SCHEDULES OF INVESTMENTS                                                      11
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Capital One Financial Corp.                   156,375  $    8,919,630
Maxim Integrated Products Inc.                224,861       8,882,010
Weyerhaeuser Co.                              151,005       8,826,242
Paychex Inc.                                  259,504       8,804,971
Deere & Co.                                   165,031       8,797,803
Zimmer Holdings Inc./1/                       156,800       8,639,680
Corning Inc./1/                               914,834       8,617,736
Wrigley (William Jr.) Co.                     155,347       8,590,689
Sears, Roebuck and Co.                        195,972       8,569,856
Entergy Corp.                                 156,893       8,495,756
CVS Corp.                                     272,914       8,476,709
Chubb Corp.                                   128,743       8,352,846
Heinz (H.J.) Co.                              242,212       8,303,027
American Electric Power Co. Inc.              272,773       8,183,190
McGraw-Hill Companies Inc. (The)              131,434       8,165,994
FPL Group Inc.                                126,956       8,023,619
Apollo Group Inc. Class A/1/                  120,988       7,988,838
Staples Inc./1/                               336,145       7,983,444
Raytheon Co.                                  283,566       7,939,848
Masco Corp.                                   323,878       7,928,533
ConAgra Foods Inc.                            370,176       7,862,538
Danaher Corp.                                 105,712       7,807,888
Starbucks Corp./1/                            270,473       7,789,622
WellPoint Health Networks Inc./1/             100,919       7,778,837
Bed Bath & Beyond Inc./1/                     203,536       7,771,004
Apache Corp.                                  111,582       7,737,096
Linear Technology Corp.                       215,727       7,725,184
Devon Energy Corp.                            160,082       7,714,352
Franklin Resources Inc.                       173,563       7,673,220
Equity Office Properties Trust                275,468       7,583,634
Campbell Soup Co.                             282,916       7,497,274
KeyCorp                                       291,386       7,450,740
Progress Energy Inc.                          167,489       7,446,561
Burlington Northern Santa Fe Corp.            256,822       7,414,451
Sun Microsystems Inc./1/                    2,231,143       7,385,083
Halliburton Co.                               303,291       7,354,807
Countrywide Financial Corp.                    93,317       7,304,855
XL Capital Ltd. Class A                        94,327       7,304,683
Anadarko Petroleum Corp.                      172,804       7,216,295
Agilent Technologies Inc./1/                  324,852       7,182,478
FirstEnergy Corp.                             223,395       7,126,300
Allergan Inc.                                  89,925       7,079,795
Air Products & Chemicals Inc.                 156,621       7,063,607
Univision Communications Inc.
 Class A/1/                                   221,092       7,059,468
Genzyme Corp. - General Division/1/           152,458       7,051,182
Safeway Inc./1/                               306,235       7,025,031
Principal Financial Group Inc.                224,387       6,953,753
Praxair Inc.                                  112,084       6,943,604
Clorox Co.                                    150,347       6,896,417
Marriott International Inc. Class A           159,739       6,873,569
SouthTrust Corp.                              232,581       6,835,556
Intuit Inc./1/                                141,671       6,834,209
TJX Companies Inc.                            351,792       6,831,801
Baker Hughes Inc.                             230,628       6,824,283
Anthem Inc./1/                                 95,279       6,796,251
KLA-Tencor Corp./1/                           132,028       6,786,239
PG&E Corp./1/                                 283,527       6,776,295
Hancock (John) Financial Services Inc.        200,030       6,761,014
Electronic Data Systems Corp.                 331,395       6,694,179
Burlington Resources Inc.                     138,726       6,686,593
Xilinx Inc./1/                                234,356       6,681,490
International Game Technology Inc.            236,725       6,663,809
Chiron Corp./1/                               128,830       6,659,223
McKesson Corp.                                199,507       6,641,588
Hershey Foods Corp.                            90,376       6,568,528
Symantec Corp./1/                             104,108       6,560,886
Public Service Enterprise Group Inc.          155,904       6,547,968
Northern Trust Corp.                          152,775       6,483,771
Aetna Inc.                                    105,700       6,450,871
Becton, Dickinson & Co.                       175,490       6,338,699
St. Jude Medical Inc./1/                      117,589       6,322,761
Adobe Systems Inc.                            160,895       6,316,738
ACE Ltd.                                      190,864       6,313,781
Ingersoll-Rand Co. Class A                    117,606       6,284,865

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Consolidated Edison Inc.                      154,144  $    6,282,909
Lucent Technologies Inc./1/                 2,872,804       6,205,257
Pitney Bowes Inc.                             161,366       6,183,545
PPG Industries Inc.                           117,784       6,150,680
Marathon Oil Corp.                            214,904       6,124,764
Yum! Brands Inc./1/                           202,979       6,012,238
PACCAR Inc.                                    80,091       5,981,997
Coca-Cola Enterprises Inc.                    313,344       5,972,337
Biomet Inc.                                   177,415       5,962,918
Johnson Controls Inc.                          61,775       5,843,915
St. Paul Companies Inc.                       157,714       5,840,149
Archer-Daniels-Midland Co.                    444,767       5,830,895
Mattel Inc.                                   303,693       5,758,019
Simon Property Group Inc.                     131,815       5,744,498
MedImmune Inc./1/                             173,208       5,717,596
Fortune Brands Inc.                           100,103       5,680,845
Comerica Inc.                                 121,696       5,671,034
Micron Technology Inc./1/                     422,458       5,669,386
Unocal Corp.                                  179,248       5,649,897
Moody's Corp.                                 102,121       5,613,591
Xerox Corp./1/                                542,511       5,566,163
Lexmark International Inc./1/                  88,019       5,546,077
Equity Residential                            188,895       5,530,846
AutoZone Inc./1/                               61,616       5,516,480
MBIA Inc.                                      99,799       5,485,951
Broadcom Corp. Class A/1/                     206,053       5,485,131
Limited Brands Inc.                           359,549       5,421,999
Federated Department Stores Inc.              128,776       5,395,714
Block (H & R) Inc.                            124,359       5,366,091
TXU Corp.                                     223,901       5,275,108
Regions Financial Corp.                       153,919       5,271,726
Synovus Financial Corp.                       208,240       5,203,918
Albertson's Inc.                              252,620       5,196,393
SunGard Data Systems Inc./1/                  197,108       5,185,911
Loews Corp.                                   128,345       5,181,288
Apple Computer Inc./1/                        249,736       5,152,054
Rohm & Haas Co.                               153,869       5,146,918
AmSouth Bancorp                               241,769       5,130,338
Bear Stearns Companies Inc. (The)              68,545       5,127,166
Altera Corp./1/                               265,766       5,022,977
Norfolk Southern Corp.                        270,223       4,999,126
Dover Corp.                                   140,105       4,955,514
PPL Corp.                                     120,992       4,954,622
Marshall & Ilsley Corp.                       156,413       4,930,138
May Department Stores Co. (The)               198,586       4,891,173
Fiserv Inc./1/                                134,113       4,858,914
Medco Health Solutions Inc./1/                187,127       4,852,203
Starwood Hotels & Resorts Worldwide Inc.      139,325       4,848,510
Computer Sciences Corp./1/                    129,005       4,846,718
Network Appliance Inc./1/                     233,691       4,797,676
Ameren Corp.                                  111,243       4,773,437
Charter One Financial Inc.                    155,444       4,756,586
Family Dollar Stores Inc.                     118,471       4,725,808
Ambac Financial Group Inc.                     73,795       4,722,880
Tenet Healthcare Corp./1/                     320,491       4,640,710
Dollar General Corp.                          230,300       4,606,000
PeopleSoft Inc./1/                            252,225       4,587,973
Concord EFS Inc./1/                           335,024       4,579,778
Eaton Corp.                                    51,612       4,573,855
Ecolab Inc.                                   180,828       4,565,907
Kinder Morgan Inc.                             84,178       4,546,454
New York Times Co. Class A                    103,256       4,487,506
AON Corp.                                     215,167       4,486,232
Cinergy Corp.                                 121,482       4,458,389
Cincinnati Financial Corp.                    110,505       4,415,780
Quest Diagnostics Inc./1/                      72,733       4,410,529
Transocean Inc./1/                            220,070       4,401,400
Cintas Corp.                                  118,478       4,364,730
Lincoln National Corp.                        123,290       4,362,000
Jefferson-Pilot Corp.                          97,669       4,334,550
Monsanto Co.                                  180,615       4,323,923
CIGNA Corp.                                    96,623       4,314,217
Union Planters Corp.                          136,149       4,307,754
CSX Corp.                                     147,140       4,303,845
Edison International/1/                       225,086       4,299,143
DTE Energy Co.                                115,530       4,261,902
Xcel Energy Inc.                              275,013       4,254,451
Sempra Energy                                 143,850       4,223,436

SCHEDULES OF INVESTMENTS                                                      13
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Georgia-Pacific Corp.                         173,928  $    4,216,015
Hilton Hotels Corp.                           259,778       4,213,599
American Standard Companies Inc./1/            49,720       4,188,910
Eastman Kodak Co.                             197,309       4,131,650
AmerisourceBergen Corp.                        76,121       4,114,340
Constellation Energy Group Inc.               114,954       4,113,054
Newell Rubbermaid Inc.                        189,247       4,100,982
National Semiconductor Corp./1/               126,847       4,095,890
UST Inc.                                      115,523       4,064,099
Sprint Corp. (PCS Group)/1/                   706,002       4,045,391
Penney (J.C.) Co. Inc. (Holding Co.)          187,071       3,997,707
Qwest Communications International
 Inc./1/                                    1,166,970       3,967,698
Biogen Inc./1/                                102,160       3,905,577
Genuine Parts Co.                             120,851       3,864,815
Freeport-McMoRan Copper & Gold Inc.           116,293       3,849,298
Avery Dennison Corp.                           76,027       3,840,884
KeySpan Corp.                                 108,978       3,822,948
Pepsi Bottling Group Inc.                     185,173       3,810,860
ITT Industries Inc.                            63,437       3,796,070
Interpublic Group of Companies Inc.           268,711       3,794,199
Nabors Industries Ltd./1/                     101,181       3,770,004
Molex Inc.                                    131,489       3,759,271
Tiffany & Co.                                 100,598       3,755,323
BJ Services Co./1/                            109,678       3,747,697
ProLogis                                      123,654       3,740,534
First Tennessee National Corp.                 87,787       3,727,436
Knight Ridder Inc.                             55,364       3,692,779
Textron Inc.                                   93,530       3,689,759
NiSource Inc.                                 182,780       3,651,944
Parker Hannifin Corp.                          81,497       3,642,916
North Fork Bancorp Inc.                       104,794       3,641,592
Jabil Circuit Inc./1/                         138,160       3,599,068
Health Management Associates Inc.
 Class A                                      164,271       3,582,751
JDS Uniphase Corp./1/                         985,252       3,546,907
MGIC Investment Corp.                          67,895       3,535,293
Novellus Systems Inc./1/                      104,247       3,518,336
MeadWestvaco Corp.                            137,926       3,517,113
Delphi Corp.                                  386,869       3,501,164
T. Rowe Price Group Inc.                       84,297       3,478,094
IMS Health Inc.                               164,647       3,474,052
Zions Bancorporation                           61,998       3,462,588
Sanmina-SCI Corp./1/                          350,207       3,397,008
Solectron Corp./1/                            576,951       3,375,163
CenturyTel Inc.                                99,495       3,371,886
Rockwell Automation Inc.                      128,425       3,371,156
Williams Companies Inc.                       356,173       3,355,150
SAFECO Corp.                                   94,987       3,349,242
AutoNation Inc./1/                            189,412       3,322,286
Centex Corp.                                   42,522       3,311,613
Brown-Forman Corp. Class B                     41,836       3,310,064
Express Scripts Inc./1/                        53,836       3,292,071
EOG Resources Inc.                             78,777       3,288,152
Siebel Systems Inc./1/                        337,055       3,276,175
Plum Creek Timber Co. Inc.                    127,598       3,246,093
Torchmark Corp.                                79,741       3,240,674
RadioShack Corp.                              114,018       3,239,251
Applera Corp. - Applied Biosystems Group      144,036       3,213,443
Scientific-Atlanta Inc.                       102,435       3,190,850
Whirlpool Corp.                                47,068       3,189,798
Harrah's Entertainment Inc.                    75,389       3,174,631
Noble Corp./1/                                 92,771       3,153,286
Huntington Bancshares Inc.                    159,270       3,151,953
Amerada Hess Corp.                             62,612       3,136,861
AES Corp. (The)/1/                            422,197       3,132,702
Rockwell Collins Inc.                         123,490       3,118,123
Avaya Inc./1/                                 285,962       3,116,986
Kerr-McGee Corp.                               69,577       3,105,917
Unisys Corp./1/                               227,505       3,078,143
Watson Pharmaceuticals Inc./1/                 73,791       3,076,347
Cooper Industries Ltd.                         63,376       3,043,949
El Paso Corp.                                 416,689       3,041,830
QLogic Corp./1/                                64,611       3,037,363
Office Depot Inc./1/                          213,676       3,002,148
Grainger (W.W.) Inc.                           62,911       2,991,418
UNUMProvident Corp.                           201,848       2,981,295

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Sherwin-Williams Co. (The)                    100,907  $    2,967,675
VF Corp.                                       73,957       2,877,667
Phelps Dodge Corp./1/                          61,310       2,869,308
Leggett & Platt Inc.                          132,557       2,867,208
Pulte Homes Inc.                               42,146       2,866,349
Vulcan Materials Co.                           70,117       2,798,369
Sealed Air Corp./1/                            58,721       2,773,393
Mercury Interactive Corp./1/                   59,437       2,699,034
Advanced Micro Devices Inc./1/                240,860       2,675,955
Dow Jones & Co. Inc.                           56,474       2,674,044
McCormick & Co. Inc.                           95,775       2,626,151
Jones Apparel Group Inc.                       87,117       2,607,412
Apartment Investment & Management Co.
 Class A                                       65,430       2,575,325
Sigma-Aldrich Corp.                            49,236       2,557,318
King Pharmaceuticals Inc./1/                  167,981       2,544,912
Bard (C.R.) Inc.                               35,736       2,537,256
Wendy's International Inc.                     77,907       2,516,396
Liz Claiborne Inc.                             73,748       2,511,119
Citrix Systems Inc./1/                        113,467       2,505,351
Nucor Corp.                                    53,802       2,468,436
Thermo Electron Corp./1/                      112,364       2,438,299
Alberto-Culver Co. Class B                     40,857       2,403,209
Teradyne Inc./1/                              128,897       2,397,484
Engelhard Corp.                                86,479       2,392,874
LSI Logic Corp./1/                            261,053       2,346,866
Providian Financial Corp./1/                  198,884       2,344,842
Waters Corp./1/                                85,332       2,340,657
Janus Capital Group Inc.                      166,859       2,331,020
R.J. Reynolds Tobacco Holdings Inc.            58,613       2,317,558
American Power Conversion Corp.               135,134       2,316,197
Robert Half International Inc./1/             118,632       2,313,324
Nordstrom Inc.                                 93,175       2,311,672
Pinnacle West Capital Corp.                    63,393       2,250,452
Hasbro Inc.                                   119,440       2,231,139
Pactiv Corp./1/                               109,423       2,219,098
SUPERVALU Inc.                                 92,500       2,207,050
Black & Decker Corp.                           54,389       2,205,474
BMC Software Inc./1/                          158,270       2,204,701
Citizens Communications Co./1/                194,685       2,182,419
International Flavors & Fragrances Inc.        65,326       2,160,984
Equifax Inc.                                   96,734       2,154,266
Darden Restaurants Inc.                       113,102       2,148,938
Ball Corp.                                     39,280       2,121,120
Sunoco Inc.                                    52,498       2,111,470
Federated Investors Inc. Class B               76,167       2,109,826
Sabre Holdings Corp.                           98,030       2,106,665
Fluor Corp.                                    55,770       2,081,894
NCR Corp./1/                                   65,390       2,072,209
Humana Inc./1/                                111,460       2,011,853
KB Home                                        32,776       1,955,416
Goodrich (B.F.) Co.                            80,592       1,953,550
Donnelley (R.R.) & Sons Co.                    78,016       1,940,258
Monster Worldwide Inc./1/                      76,785       1,933,446
Tellabs Inc./1/                               284,006       1,928,401
Comverse Technology Inc./1/                   128,711       1,925,517
CenterPoint Energy Inc.                       209,828       1,924,123
CIENA Corp./1/                                323,814       1,913,741
Pall Corp.                                     84,851       1,904,056
Symbol Technologies Inc.                      158,082       1,889,080
Manor Care Inc.                                62,678       1,880,340
Convergys Corp./1/                             98,203       1,801,043
Temple-Inland Inc.                             36,931       1,793,000
Eastman Chemical Co.                           53,418       1,789,503
Stanley Works (The)                            60,207       1,777,311
Toys R Us Inc./1/                             146,422       1,761,457
TECO Energy Inc.                              126,527       1,748,603
Navistar International Corp./1/                46,780       1,743,958
NVIDIA Corp./1/                               108,386       1,724,530
Bausch & Lomb Inc.                             37,111       1,638,451
Bemis Co.                                      36,663       1,624,171
Brunswick Corp.                                62,168       1,596,474
Rowan Companies Inc./1/                        64,828       1,593,472
Allied Waste Industries Inc./1/               147,149       1,589,209
Dana Corp.                                    102,747       1,585,386
Meredith Corp.                                 34,308       1,584,000
Ashland Inc.                                   48,019       1,577,424
Millipore Corp./1/                             33,229       1,530,528
Deluxe Corp.                                   37,692       1,512,957

SCHEDULES OF INVESTMENTS                                                      15
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
PMC-Sierra Inc./1/                            114,605  $    1,511,755
Tektronix Inc./1/                              58,002       1,435,550
Compuware Corp./1/                            258,839       1,387,377
Circuit City Stores Inc.                      144,904       1,380,935
Reebok International Ltd.                      41,040       1,371,967
Coors (Adolf) Company Class B                  25,128       1,350,881
Autodesk Inc.                                  79,060       1,345,601
Maytag Corp.                                   53,662       1,339,940
Novell Inc./1/                                249,847       1,331,685
PerkinElmer Inc.                               86,650       1,326,612
Andrew Corp./1/                               105,600       1,297,824
United States Steel Corp.                      70,082       1,288,107
ADC Telecommunications Inc./1/                547,559       1,275,812
Big Lots Inc./1/                               80,007       1,264,911
Gateway Inc./1/                               223,143       1,262,989
Calpine Corp./1/                              258,256       1,262,872
Cummins Inc.                                   28,377       1,260,790
Ryder System Inc.                              42,959       1,259,558
Delta Air Lines Inc.                           85,072       1,131,458
Snap-On Inc.                                   40,403       1,117,143
Boise Cascade Corp.                            40,362       1,113,991
Nicor Inc.                                     30,488       1,071,348
Applied Micro Circuits Corp./1/               207,187       1,009,001
Peoples Energy Corp.                           24,358       1,007,934
Louisiana-Pacific Corp./1/                     72,245         995,536
Crane Co.                                      40,995         959,693
Winn-Dixie Stores Inc.                         96,913         935,210
Dynegy Inc. Class A/1/                        250,409         901,472
American Greetings Corp. Class A/1/            44,971         873,787
Hercules Inc./1/                               75,151         851,461
Dillards Inc. Class A                          58,292         814,922
Cooper Tire & Rubber Co.                       50,588         802,832
Allegheny Energy Inc./1/                       86,532         790,902
Goodyear Tire & Rubber Co. (The)              117,445         771,614
Worthington Industries Inc.                    58,862         739,307
CMS Energy Corp.                               99,050         729,998
Great Lakes Chemical Corp.                     34,471         693,212
Thomas & Betts Corp./1/                        40,417         640,609

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Visteon Corp.                                  90,274  $      595,808
Power-One Inc./1/                              54,650         562,349
Parametric Technology Corp./1/                179,718         560,720
Tupperware Corp.                               40,398         540,525
Allegheny Technologies Inc.                    55,739         365,090
TOTAL COMMON STOCKS
  (Cost: $7,244,404,139)                                6,348,594,385

SHORT TERM INVESTMENTS - 6.07%

MONEY MARKET FUNDS - 3.63%
Barclays Global Investors Funds
 Institutional Money Market
 Fund, Institutional Shares/2/,/3/         58,340,805      58,340,805
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                            151,533,198     151,533,198
BlackRock Temp Cash Money Market Fund/2/    2,511,332       2,511,332
Short Term Investment Co. - Liquid
 Assets Money
 Market Portfolio/2/                       13,329,144      13,329,144
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                    5,139,414       5,139,414
                                                          230,853,893

FLOATING RATE NOTES - 1.41%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $ 2,569,707       2,569,463
  1.08%, 09/15/04/2/                        5,139,414       5,138,923
  1.17%, 08/23/04/2/                        2,569,707       2,571,679
CC USA Inc.
  1.06%, 05/24/04/2/                        5,139,414       5,139,084
  1.08%, 04/19/04/2/                        2,261,342       2,261,280
  1.12%, 07/15/04/2/                        2,569,707       2,570,436
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        5,139,414       5,138,925
  1.24%, 08/09/04/2/                        1,284,854       1,284,689

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Five Finance Inc.
  1.09%, 04/15/04/2/                      $ 2,569,707  $    2,569,707
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        5,139,414       5,139,414
Holmes Financing PLC
  1.08%, 04/15/04/2/                        1,027,883       1,027,883
K2 USA LLC
  1.08%, 08/16/04/2/                        1,284,854       1,284,685
  1.08%, 09/27/04/2/                        5,550,567       5,549,746
  1.09%, 04/13/04/2/                        2,569,707       2,569,640
  1.09%, 05/17/04/2/                        2,569,707       2,569,627
Links Finance LLC
  1.05%, 07/20/04/2/                        2,055,766       2,055,436
  1.08%, 05/04/04/2/                        2,569,707       2,569,632
  1.08%, 06/28/04/2/                        2,569,707       2,569,328
  1.09%, 03/29/04/2/                        2,569,707       2,569,707
Nationwide Building Society
  1.08%, 07/23/04/2/                        3,854,561       3,854,561
Sigma Finance Inc.
  1.05%, 07/20/04/2/                        2,569,707       2,569,294
  1.07%, 10/15/03/2/                        5,139,414       5,139,395
  1.07%, 07/01/04/2/                        2,569,707       2,569,226
  1.24%, 08/06/04/2/                        1,284,854       1,284,744
Tango Finance Corp.
  1.05%, 07/15/04/2/                        1,541,824       1,541,422
  1.06%, 07/06/04/2/                        1,541,824       1,541,704
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                        2,569,707       2,569,216
White Pine Finance LLC
  1.08%, 05/17/04/2/                        3,083,648       3,083,648
  1.08%, 07/06/04/2/                        3,083,648       3,083,423
  1.08%, 08/26/04/2/                        2,569,707       2,569,350
  1.09%, 04/20/04/2/                        2,569,707       2,569,707
                                                           89,524,974

COMMERCIAL PAPER - 0.74%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                        2,441,222       2,440,143
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                        2,569,707       2,568,508
Edison Asset Securitization
  1.07%, 10/23/03/2/                        4,831,049       4,827,890
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                        1,798,795       1,797,955
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                        3,032,254       3,030,915
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                        2,569,707       2,568,283
New Center Asset Trust
  1.06%, 10/22/03/2/                        2,569,707       2,568,119
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                        2,569,707       2,568,283
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                        2,569,707       2,569,177
Receivables Capital Corp.
  1.05%, 10/15/03/2/                        1,727,254       1,726,549
Sydney Capital Corp.
  1.07%, 10/17/03/2/                        2,081,463       2,080,473
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        5,139,414       5,138,385
  1.05%, 10/15/03/2/                        2,569,707       2,568,658
  1.11%, 10/01/03/2/                       10,278,828      10,278,828
                                                           46,732,166

TIME DEPOSITS - 0.23%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                        2,569,707       2,569,707
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                        1,284,854       1,284,854
  1.08%, 10/30/03/2/                        2,055,766       2,055,765
  1.37%, 08/26/04/2/                        5,139,414       5,139,414
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        3,340,619       3,339,116
                                                           14,388,856

SCHEDULES OF INVESTMENTS                                                      17
iSHARES S&P 500 INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                      $ 4,111,531  $    4,111,531
                                                            4,111,531
TOTAL SHORT TERM INVESTMENTS
  (Cost: $385,611,420)                                    385,611,420

TOTAL INVESTMENTS IN
 SECURITIES - 105.94%
  (Cost $7,630,015,559)                                 6,734,205,805
Other Assets, Less
 Liabilities - (5.94%)                                   (377,284,462)
                                                       --------------
NET ASSETS - 100.00%                                   $6,356,921,343
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.89%
Microsoft Corp.                             2,330,648  $   64,768,708
General Electric Co.                        2,159,279      64,368,107
Wal-Mart Stores Inc.                          941,653      52,591,320
Pfizer Inc.                                 1,678,092      50,980,435
Intel Corp.                                 1,403,028      38,597,300
International Business Machines Corp.         372,886      32,937,020
Johnson & Johnson                             639,661      31,676,013
Cisco Systems Inc./1/                       1,512,658      29,557,337
Procter & Gamble Co.                          279,428      25,936,507
Merck & Co. Inc.                              482,503      24,424,302
Coca-Cola Co. (The)                           529,686      22,755,311
Altria Group Inc.                             437,381      19,157,288
Dell Inc./1/                                  553,571      18,483,736
Amgen Inc./1/                                 278,178      17,961,953
PepsiCo Inc.                                  371,883      17,043,398
Home Depot Inc.                               495,309      15,775,592
United Parcel Service Inc. Class B            242,523      15,472,967
Fannie Mae                                    209,864      14,732,453
Lilly (Eli) & Co.                             241,922      14,370,167
Abbott Laboratories                           336,742      14,328,372
Wyeth                                         286,893      13,225,767
Oracle Corp./1/                             1,127,902      12,655,060
American Express Co.                          277,367      12,498,157
Medtronic Inc.                                262,203      12,302,565
3M Co.                                        168,738      11,654,734
Bristol-Myers Squibb Co.                      417,770      10,719,978
Anheuser-Busch Companies Inc.                 178,162       8,790,513
Lowe's Companies Inc.                         168,951       8,768,557
Du Pont (E.I.) de Nemours and Co.             214,703       8,590,267
United Technologies Corp.                     101,033       7,807,830
eBay Inc./1/                                  138,420       7,406,854
QUALCOMM Inc.                                 171,105       7,124,812
Gillette Co. (The)                            219,833       7,030,259
Fifth Third Bancorp                           122,774       6,810,274
Walgreen Co.                                  220,853       6,766,936
Colgate-Palmolive Co.                         116,112       6,489,500
UnitedHealth Group Inc.                       128,502       6,466,221
Dow Chemical Co. (The)                        197,986       6,442,464
First Data Corp.                              159,510       6,374,020
Schlumberger Ltd.                             125,718       6,084,751
Boston Scientific Corp./1/                     88,705       5,659,379
Kimberly-Clark Corp.                          109,350       5,611,842
Marsh & McLennan Companies Inc.               114,962       5,473,341
Emerson Electric Co.                           90,874       4,784,516
Yahoo! Inc./1/                                131,406       4,649,144
Automatic Data Processing Inc.                128,856       4,619,488
Sysco Corp.                                   140,236       4,587,120
Nextel Communications Inc. Class A/1/         223,000       4,390,870
Forest Laboratories Inc./1/                    78,568       4,042,324
Kohls Corp./1/                                 73,140       3,912,990
SLM Corp.                                      97,332       3,792,055
General Mills Inc.                             80,211       3,775,532
Baxter International Inc.                     128,966       3,747,752
Nike Inc. Class B                              56,970       3,464,915
Best Buy Co. Inc./1/                           69,460       3,300,739
Gap Inc. (The)                                192,212       3,290,669
Avon Products Inc.                             50,887       3,285,265
Progressive Corp. (The)                        46,805       3,234,694
Stryker Corp.                                  42,939       3,233,736
Harley-Davidson Inc.                           65,245       3,144,809
Guidant Corp.                                  66,455       3,113,417
Sara Lee Corp.                                167,845       3,081,634
Analog Devices Inc./1/                         78,959       3,002,021
Omnicom Group Inc.                             40,883       2,937,444
Kellogg Co.                                    87,724       2,925,595
Electronic Arts Inc./1/                        31,666       2,920,555
Veritas Software Corp./1/                      91,575       2,875,455
Maxim Integrated Products Inc.                 70,100       2,768,950
Paychex Inc.                                   81,430       2,762,920
Zimmer Holdings Inc./1/                        49,015       2,700,727
Wrigley (William Jr.) Co.                      48,652       2,690,456
Heinz (H.J.) Co.                               75,879       2,601,132
McGraw-Hill Companies Inc. (The)               41,251       2,562,925
Apollo Group Inc. Class A/1/                   37,832       2,498,047
Bed Bath & Beyond Inc./1/                      63,757       2,434,242
Starbucks Corp./1/                             84,356       2,429,453

SCHEDULES OF INVESTMENTS                                                      19
iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Linear Technology Corp.                        67,656  $    2,422,761
Campbell Soup Co.                              88,560       2,346,840
Univision Communications Inc.
 Class A/1/                                    69,461       2,217,890
Allergan Inc.                                  28,091       2,211,604
Genzyme Corp. - General Division/1/            47,709       2,206,541
Praxair Inc.                                   35,080       2,173,206
Intuit Inc./1/                                 44,398       2,141,760
Clorox Co.                                     46,685       2,141,441
TJX Companies Inc.                            109,963       2,135,481
KLA-Tencor Corp./1/                            41,053       2,110,124
International Game Technology Inc.             74,241       2,089,884
Xilinx Inc./1/                                 73,218       2,087,445
Chiron Corp./1/                                40,214       2,078,662
Symantec Corp./1/                              32,582       2,053,318
Hershey Foods Corp.                            28,210       2,050,303
St. Jude Medical Inc./1/                       36,991       1,989,006
Becton, Dickinson & Co.                        54,693       1,975,511
Adobe Systems Inc.                             50,260       1,973,208
Lucent Technologies Inc./1/                   896,872       1,937,244
Pitney Bowes Inc.                              50,397       1,931,213
Yum! Brands Inc./1/                            63,363       1,876,812
Biomet Inc.                                    55,223       1,856,045
Mattel Inc.                                    94,977       1,800,764
MedImmune Inc./1/                              53,809       1,776,235
Moody's Corp.                                  32,147       1,767,121
Xerox Corp./1/                                169,836       1,742,517
Lexmark International Inc./1/                  27,534       1,734,917
AutoZone Inc./1/                               19,272       1,725,422
Broadcom Corp. Class A/1/                      64,195       1,708,871
Block (H & R) Inc.                             38,835       1,675,730
Altera Corp./1/                                82,536       1,559,930
Network Appliance Inc./1/                      73,367       1,506,225
Family Dollar Stores Inc.                      37,223       1,484,825
Concord EFS Inc./1/                           105,486       1,441,994
Dollar General Corp.                           71,912       1,438,240
Ecolab Inc.                                    55,926       1,412,131
New York Times Co. Class A                     32,175       1,398,325
Cintas Corp.                                   36,963       1,361,717
American Standard Companies Inc./1/            15,503       1,306,128
Sprint Corp. (PCS Group)/1/                   221,434       1,268,817
UST Inc.                                       35,984       1,265,917
Qwest Communications International
 Inc./1/                                      366,186       1,245,032
Biogen Inc./1/                                 32,179       1,230,203
Avery Dennison Corp.                           23,878       1,206,317
Freeport-McMoRan Copper & Gold Inc.            36,179       1,197,525
ITT Industries Inc.                            19,890       1,190,218
Tiffany & Co.                                  31,399       1,172,125
BJ Services Co./1/                             34,140       1,166,564
Knight Ridder Inc.                             17,377       1,159,046
IMS Health Inc.                                51,936       1,095,850
T. Rowe Price Group Inc.                       26,423       1,090,213
Express Scripts Inc./1/                        16,858       1,030,867
Brown-Forman Corp. Class B                     13,017       1,029,905
RadioShack Corp.                               35,802       1,017,135
Whirlpool Corp.                                14,858       1,006,927
AES Corp. (The)/1/                            133,017         986,986
Avaya Inc./1/                                  89,208         972,367
Rockwell Collins Inc.                          38,342         968,136
Unisys Corp./1/                                70,991         960,508
QLogic Corp./1/                                20,367         957,453
Sealed Air Corp./1/                            18,292         863,931
Mercury Interactive Corp./1/                   18,466         838,541
Dow Jones & Co. Inc.                           17,689         837,574
McCormick & Co. Inc.                           30,240         829,181
Bard (C.R.) Inc.                               11,290         801,590
Sigma-Aldrich Corp.                            15,349         797,227
Citrix Systems Inc./1/                         35,555         785,054
Waters Corp./1/                                26,736         733,368
Robert Half International Inc./1/              36,604         713,778
Black & Decker Corp.                           16,837         682,740
Equifax Inc.                                   30,530         679,903
International Flavors & Fragrances Inc.        20,404         674,964
Ball Corp.                                     12,241         661,014
Federated Investors Inc. Class B               23,535         651,919
Monster Worldwide Inc./1/                      24,285         611,496

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Navistar International Corp./1/                14,817  $      552,378
NVIDIA Corp./1/                                34,040         541,610
Meredith Corp.                                 10,859         501,360
PMC-Sierra Inc./1/                             36,668         483,688
Millipore Corp./1/                             10,372         477,734
Deluxe Corp.                                   11,523         462,533
Maytag Corp.                                   16,938         422,942
Hercules Inc./1/                               24,009         272,022
Tupperware Corp.                               12,208         163,343
TOTAL COMMON STOCKS
  (Cost: $996,958,973)                                    997,339,350

SHORT TERM INVESTMENTS - 5.40%

MONEY MARKET FUNDS - 3.23%
Barclays Global Investors Funds
 Institutional Money Market
 Fund, Institutional Shares/2/,/3/         21,381,624      21,381,624
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                7,924,808       7,924,808
BlackRock Temp Cash Money Market Fund/2/      352,036         352,036
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/           1,868,464       1,868,464
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares/2/                                    720,437         720,437
                                                           32,247,369

FLOATING RATE NOTES - 1.26%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $   360,219         360,184
  1.08%, 09/15/04/2/                          720,437         720,368
  1.17%, 08/23/04/2/                          360,219         360,496
CC USA Inc.
  1.06%, 05/24/04/2/                          720,437         720,391
  1.08%, 04/19/04/2/                          316,992         316,984
  1.12%, 07/15/04/2/                          360,219         360,321
Dorada Finance Inc.
  1.08%, 05/20/04/2/                          720,437         720,369
  1.24%, 08/09/04/2/                          180,109         180,086
Five Finance Inc.
  1.09%, 04/15/04/2/                          360,219         360,219
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                          720,437         720,437
Holmes Financing PLC
  1.08%, 04/15/04/2/                          144,087         144,087
K2 USA LLC
  1.08%, 08/16/04/2/                          180,109         180,086
  1.08%, 09/27/04/2/                          778,072         777,957
  1.09%, 04/13/04/2/                          360,219         360,209
  1.09%, 05/17/04/2/                          360,219         360,207
Links Finance LLC
  1.05%, 07/20/04/2/                          288,175         288,129
  1.08%, 05/04/04/2/                          360,219         360,208
  1.08%, 06/28/04/2/                          360,219         360,165
  1.09%, 03/29/04/2/                          360,219         360,219
Nationwide Building Society
  1.08%, 07/23/04/2/                          540,328         540,328
Sigma Finance Inc.
  1.05%, 07/20/04/2/                          360,219         360,161
  1.07%, 10/15/03/2/                          720,437         720,434
  1.07%, 07/01/04/2/                          360,219         360,151
  1.24%, 08/06/04/2/                          180,109         180,094
Tango Finance Corp.
  1.05%, 07/15/04/2/                          216,131         216,075
  1.06%, 07/06/04/2/                          216,131         216,114
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                          360,219         360,150
White Pine Finance LLC
  1.08%, 05/17/04/2/                          432,262         432,262
  1.08%, 07/06/04/2/                          432,262         432,231
  1.08%, 08/26/04/2/                          360,219         360,168
  1.09%, 04/20/04/2/                          360,219         360,219
                                                           12,549,509

COMMERCIAL PAPER - 0.65%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          342,208         342,056

SCHEDULES OF INVESTMENTS                                                      21
iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                      $   360,219  $      360,050
Edison Asset Securitization
  1.07%, 10/23/03/2/                          677,211         676,768
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          252,153         252,035
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                          425,058         424,870
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                          360,219         360,019
New Center Asset Trust
  1.06%, 10/22/03/2/                          360,219         359,996
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                          360,219         360,019
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                          360,219         360,144
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          242,125         242,026
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          291,777         291,638
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                          720,437         720,293
  1.05%, 10/15/03/2/                          360,219         360,071
  1.11%, 10/01/03/2/                        1,440,874       1,440,874
                                                            6,550,859

TIME DEPOSITS - 0.20%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                          360,219         360,219
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          180,109         180,109
  1.08%, 10/30/03/2/                          288,175         288,175
  1.37%, 08/26/04/2/                          720,437         720,437
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                          468,284         468,073
                                                            2,017,013
REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                          576,350         576,350
                                                              576,350
TOTAL SHORT TERM INVESTMENTS
  (Cost: $53,941,100)                                      53,941,100

TOTAL INVESTMENTS IN
 SECURITIES - 105.29%
  (Cost $1,050,900,073)                                 1,051,280,450
Other Assets, Less
 Liabilities - (5.29%)                                    (52,786,112)
                                                       --------------
NET ASSETS - 100.00%                                   $  998,494,338
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.92%
Exxon Mobil Corp.                           1,678,228  $   61,423,145
Citigroup Inc.                              1,302,462      59,275,046
American International Group Inc.             659,690      38,064,113
Bank of America Corp.                         377,843      29,486,868
Verizon Communications Inc.                   696,956      22,609,253
Wells Fargo & Company                         424,687      21,871,381
ChevronTexaco Corp.                           270,109      19,299,288
SBC Communications Inc.                       840,053      18,691,179
JP Morgan Chase & Co.                         514,974      17,679,057
Comcast Corp. Class A/1/                      569,040      17,571,955
AOL Time Warner Inc./1/                     1,141,099      17,242,006
Viacom Inc. Class B                           443,743      16,995,357
Hewlett-Packard Co.                           771,759      14,941,254
Wachovia Corp.                                337,006      13,881,277
Morgan Stanley                                274,909      13,871,908
Merrill Lynch & Co. Inc.                      236,433      12,656,258
U.S. Bancorp                                  487,092      11,685,337
BellSouth Corp.                               466,921      11,056,689
Bank One Corp.                                286,043      11,055,562
Walt Disney Co. (The)                         516,546      10,418,733
Tyco International Ltd.                       504,844      10,313,963
Goldman Sachs Group Inc. (The)                119,869      10,057,009
Texas Instruments Inc.                        437,756       9,980,837
ConocoPhillips                                171,920       9,412,620
Freddie Mac                                   175,914       9,209,098
Washington Mutual Inc.                        233,726       9,201,793
Target Corp.                                  230,248       8,664,232
FleetBoston Financial Corp.                   265,803       8,013,960
Applied Materials Inc./1/                     418,981       7,600,315
McDonald's Corp.                              321,633       7,571,241
MBNA Corp.                                    322,991       7,364,195
Boeing Co. (The)                              212,550       7,296,841
Motorola Inc.                                 588,441       7,043,639
EMC Corp./1/                                  554,709       7,005,975
Cardinal Health Inc.                          112,847       6,589,136
Allstate Corp. (The)                          177,939       6,500,112
Caterpillar Inc.                               87,242       6,005,739
Clear Channel Communications Inc.             155,233       5,945,424
General Motors Corp.                          141,712       5,800,272
Honeywell International Inc.                  217,461       5,730,097
Bank of New York Co. Inc. (The)               194,877       5,672,869
Schering-Plough Corp.                         371,279       5,658,292
AT&T Wireless Services Inc./1/                685,449       5,606,973
Alcoa Inc.                                    213,651       5,589,110
Southern Company                              184,200       5,400,744
MetLife Inc.                                  192,144       5,389,639
Gannett Co. Inc.                               68,191       5,288,894
Lockheed Martin Corp.                         113,997       5,260,962
Exelon Corp.                                   82,388       5,231,638
Carnival Corp.                                158,881       5,225,596
Prudential Financial Inc.                     138,357       5,169,018
Illinois Tool Works Inc.                       77,728       5,150,257
Dominion Resources Inc.                        81,760       5,060,944
Ford Motor Company                            462,613       4,982,342
BB&T Corp.                                    136,919       4,916,761
FedEx Corp.                                    75,390       4,857,378
Cendant Corp./1/                              256,874       4,800,975
International Paper Co.                       121,035       4,722,786
HCA Inc.                                      126,699       4,670,125
National City Corp.                           155,283       4,574,637
SunTrust Banks Inc.                            71,173       4,296,714
AT&T Corp.                                    199,254       4,293,924
Lehman Brothers Holdings Inc.                  61,303       4,234,811
AFLAC Inc.                                    129,745       4,190,763
Schwab (Charles) Corp. (The)                  342,428       4,078,317
Duke Energy Corp.                             228,664       4,072,506
Travelers Property Casualty Corp.
 Class B                                      254,325       4,038,681
Newmont Mining Corp.                          103,175       4,033,111
Northrop Grumman Corp.                         46,221       3,985,175
Waste Management Inc.                         149,439       3,910,819
General Dynamics Corp.                         49,883       3,893,867
Computer Associates International Inc.        146,081       3,814,175
State Street Corp.                             83,981       3,779,145
Hartford Financial Services Group Inc.         71,402       3,757,887

SCHEDULES OF INVESTMENTS                                                      23
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Union Pacific Corp.                            64,207  $    3,734,921
Alltel Corp.                                   78,648       3,644,548
Tribune Co.                                    79,314       3,640,513
Costco Wholesale Corp./1/                     115,256       3,582,156
Southwest Airlines Co.                        197,950       3,503,715
Golden West Financial Corp.                    38,565       3,451,953
Sprint Corp. (FON Group)                      228,350       3,448,085
Occidental Petroleum Corp.                     96,773       3,409,313
Kroger Co./1/                                 190,663       3,407,148
PNC Financial Services Group                   71,132       3,384,461
Mellon Financial Corp.                        109,020       3,285,863
Capital One Financial Corp.                    57,457       3,277,347
Weyerhaeuser Co.                               55,334       3,234,272
Deere & Co.                                    60,481       3,224,242
Corning Inc./1/                               336,572       3,170,508
Sears, Roebuck and Co.                         71,490       3,126,258
Entergy Corp.                                  57,634       3,120,881
CVS Corp.                                      99,539       3,091,681
Chubb Corp.                                    47,398       3,075,182
American Electric Power Co. Inc.               99,799       2,993,970
Staples Inc./1/                               123,938       2,943,528
Raytheon Co.                                  104,667       2,930,676
FPL Group Inc.                                 46,297       2,925,970
Masco Corp.                                   119,459       2,924,356
ConAgra Foods Inc.                            135,677       2,881,779
WellPoint Health Networks Inc./1/              37,118       2,861,055
Danaher Corp.                                  38,606       2,851,439
Apache Corp.                                   40,830       2,831,152
Devon Energy Corp.                             58,623       2,825,042
Franklin Resources Inc.                        63,801       2,820,642
Equity Office Properties Trust                101,444       2,792,753
Progress Energy Inc.                           61,544       2,736,246
KeyCorp                                       106,745       2,729,470
Burlington Northern Santa Fe Corp.             94,145       2,717,966
Sun Microsystems Inc./1/                      815,992       2,700,934
Countrywide Financial Corp.                    34,379       2,691,188
Halliburton Co.                               110,833       2,687,700
XL Capital Ltd. Class A                        34,492       2,671,060
Agilent Technologies Inc./1/                  119,067       2,632,571
Anadarko Petroleum Corp.                       63,009       2,631,256
FirstEnergy Corp.                              82,327       2,626,231
Air Products & Chemicals Inc.                  57,422       2,589,732
Safeway Inc./1/                               111,501       2,557,833
Principal Financial Group Inc.                 82,336       2,551,593
Marriott International Inc. Class A            58,889       2,533,994
SouthTrust Corp.                               85,854       2,523,249
Baker Hughes Inc.                              85,050       2,516,629
PG&E Corp./1/                                 104,170       2,489,663
Anthem Inc./1/                                 34,902       2,489,560
Hancock (John) Financial Services Inc.         73,191       2,473,856
Burlington Resources Inc.                      50,727       2,445,041
Electronic Data Systems Corp.                 120,849       2,441,150
McKesson Corp.                                 73,144       2,434,964
Public Service Enterprise Group Inc.           57,060       2,396,520
Aetna Inc.                                     38,904       2,374,311
Northern Trust Corp.                           55,673       2,362,762
ACE Ltd.                                       70,347       2,327,079
Ingersoll-Rand Co. Class A                     43,306       2,314,273
Consolidated Edison Inc.                       56,640       2,308,646
PPG Industries Inc.                            42,994       2,245,147
Marathon Oil Corp.                             78,250       2,230,125
PACCAR Inc.                                    29,478       2,201,712
Coca-Cola Enterprises Inc.                    114,138       2,175,470
Johnson Controls Inc.                          22,639       2,141,649
Archer-Daniels-Midland Co.                    163,267       2,140,430
St. Paul Companies Inc.                        57,482       2,128,558
Simon Property Group Inc.                      48,621       2,118,903
Fortune Brands Inc.                            36,790       2,087,832
Micron Technology Inc./1/                     154,128       2,068,398
Comerica Inc.                                  44,366       2,067,456
Unocal Corp.                                   65,164       2,053,969
Equity Residential                             69,192       2,025,942
MBIA Inc.                                      36,639       2,014,046
Limited Brands Inc.                           131,833       1,988,042
Federated Department Stores Inc.               47,226       1,978,769
TXU Corp.                                      81,709       1,925,064
Regions Financial Corp.                        56,090       1,921,083

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Synovus Financial Corp.                        76,666  $    1,915,883
Albertson's Inc.                               92,895       1,910,850
Apple Computer Inc./1/                         92,290       1,903,943
Loews Corp.                                    46,818       1,890,043
SunGard Data Systems Inc./1/                   71,821       1,889,611
AmSouth Bancorp                                88,954       1,887,604
Bear Stearns Companies Inc. (The)              25,205       1,885,334
Rohm & Haas Co.                                56,074       1,875,675
PPL Corp.                                      44,672       1,829,318
Norfolk Southern Corp.                         98,433       1,821,010
Marshall & Ilsley Corp.                        57,517       1,812,936
Dover Corp.                                    51,126       1,808,327
May Department Stores Co. (The)                72,836       1,793,951
Computer Sciences Corp./1/                     47,488       1,784,124
Fiserv Inc./1/                                 49,012       1,775,705
Medco Health Solutions Inc./1/                 68,267       1,770,163
Starwood Hotels & Resorts Worldwide Inc.       50,641       1,762,307
Ameren Corp.                                   40,905       1,755,234
Charter One Financial Inc.                     57,011       1,744,537
Ambac Financial Group Inc.                     26,820       1,716,480
Tenet Healthcare Corp./1/                     118,183       1,711,290
PeopleSoft Inc./1/                             92,827       1,688,523
Kinder Morgan Inc.                             31,164       1,683,168
Eaton Corp.                                    18,985       1,682,451
AON Corp.                                      79,182       1,650,945
Cinergy Corp.                                  44,678       1,639,683
Cincinnati Financial Corp.                     40,735       1,627,771
Transocean Inc./1/                             81,064       1,621,280
Quest Diagnostics Inc./1/                      26,701       1,619,149
Jefferson-Pilot Corp.                          36,011       1,598,168
Lincoln National Corp.                         45,057       1,594,117
Union Planters Corp.                           50,067       1,584,120
Monsanto Co.                                   66,006       1,580,184
CIGNA Corp.                                    35,385       1,579,940
CSX Corp.                                      53,948       1,577,979
Edison International/1/                        82,248       1,570,937
DTE Energy Co.                                 42,502       1,567,899
Xcel Energy Inc.                              100,581       1,555,988
Hilton Hotels Corp.                            95,611       1,550,810
Sempra Energy                                  52,686       1,546,861
Georgia-Pacific Corp.                          63,716       1,544,476
AmerisourceBergen Corp.                        28,284       1,528,750
Eastman Kodak Co.                              72,548       1,519,155
Constellation Energy Group Inc.                42,190       1,509,558
Newell Rubbermaid Inc.                         69,560       1,507,365
National Semiconductor Corp./1/                46,466       1,500,387
Penney (J.C.) Co. Inc. (Holding Co.)           68,637       1,466,773
Pepsi Bottling Group Inc.                      68,527       1,410,286
Genuine Parts Co.                              43,985       1,406,640
KeySpan Corp.                                  40,063       1,405,410
Interpublic Group of Companies Inc.            98,831       1,395,494
Nabors Industries Ltd./1/                      37,026       1,379,589
Molex Inc.                                     48,227       1,378,810
ProLogis                                       45,310       1,370,628
First Tennessee National Corp.                 31,925       1,355,535
North Fork Bancorp Inc.                        38,963       1,353,964
Textron Inc.                                   34,106       1,345,482
Parker Hannifin Corp.                          30,013       1,341,581
NiSource Inc.                                  66,492       1,328,510
Health Management Associates Inc.
 Class A                                       60,411       1,317,564
Jabil Circuit Inc./1/                          50,402       1,312,972
JDS Uniphase Corp./1/                         362,653       1,305,551
MGIC Investment Corp.                          24,949       1,299,094
MeadWestvaco Corp.                             50,886       1,297,593
Novellus Systems Inc./1/                       38,265       1,291,444
Delphi Corp.                                  141,857       1,283,806
Zions Bancorporation                           22,818       1,274,385
Sanmina-SCI Corp./1/                          129,160       1,252,852
AutoNation Inc./1/                             70,456       1,235,798
SAFECO Corp.                                   34,906       1,230,786
Williams Companies Inc.                       130,592       1,230,177
Solectron Corp./1/                            209,993       1,228,459
CenturyTel Inc.                                36,240       1,228,174
Rockwell Automation Inc.                       46,753       1,227,266
Centex Corp.                                   15,704       1,223,028
EOG Resources Inc.                             29,123       1,215,594

SCHEDULES OF INVESTMENTS                                                      25
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Siebel Systems Inc./1/                        124,146  $    1,206,699
Torchmark Corp.                                29,141       1,184,290
Plum Creek Timber Co. Inc.                     46,521       1,183,494
Applera Corp. - Applied Biosystems Group       52,939       1,181,069
Scientific-Atlanta Inc.                        37,671       1,173,452
Harrah's Entertainment Inc.                    27,737       1,168,005
Noble Corp./1/                                 33,958       1,154,232
Huntington Bancshares Inc.                     57,893       1,145,702
Amerada Hess Corp.                             22,739       1,139,224
Kerr-McGee Corp.                               25,427       1,135,061
Watson Pharmaceuticals Inc./1/                 27,179       1,133,093
Cooper Industries Ltd.                         23,407       1,124,238
Grainger (W.W.) Inc.                           23,289       1,107,392
El Paso Corp.                                 151,397       1,105,198
Office Depot Inc./1/                           78,417       1,101,759
UNUMProvident Corp.                            74,170       1,095,491
Sherwin-Williams Co. (The)                     37,145       1,092,434
VF Corp.                                       27,237       1,059,792
Pulte Homes Inc.                               15,571       1,058,984
Leggett & Platt Inc.                           48,829       1,056,171
Phelps Dodge Corp./1/                          22,546       1,055,153
Vulcan Materials Co.                           25,791       1,029,319
Advanced Micro Devices Inc./1/                 87,205         968,848
Jones Apparel Group Inc.                       32,359         968,505
Liz Claiborne Inc.                             27,517         936,954
Apartment Investment & Management Co.
 Class A                                       23,693         932,556
King Pharmaceuticals Inc./1/                   61,235         927,710
Wendy's International Inc.                     28,581         923,166
Nucor Corp.                                    19,688         903,285
Thermo Electron Corp./1/                       40,911         887,769
Engelhard Corp.                                32,022         886,049
Teradyne Inc./1/                               47,227         878,422
Alberto-Culver Co. Class B                     14,923         877,771
LSI Logic Corp./1/                             95,722         860,541
Providian Financial Corp./1/                   72,954         860,128
American Power Conversion Corp.                49,834         854,155
Nordstrom Inc.                                 34,403         853,538
R.J. Reynolds Tobacco Holdings Inc.            21,495         849,912
Janus Capital Group Inc.                       60,506         845,269
Hasbro Inc.                                    43,961         821,191
Pactiv Corp./1/                                40,379         818,886
Pinnacle West Capital Corp.                    22,993         816,252
BMC Software Inc./1/                           58,459         814,334
SUPERVALU Inc.                                 33,940         809,808
Citizens Communications Co./1/                 71,742         804,228
Darden Restaurants Inc.                        42,063         799,197
Sabre Holdings Corp.                           36,500         784,385
Sunoco Inc.                                    19,455         782,480
Fluor Corp.                                    20,533         766,497
NCR Corp./1/                                   23,994         760,370
Humana Inc./1/                                 40,644         733,624
Goodrich (B.F.) Co.                            30,006         727,345
KB Home                                        12,004         716,159
Donnelley (R.R.) & Sons Co.                    28,751         715,037
Tellabs Inc./1/                               104,784         711,483
Comverse Technology Inc./1/                    47,390         708,954
CenterPoint Energy Inc.                        77,291         708,758
CIENA Corp./1/                                119,124         704,023
Pall Corp.                                     31,106         698,019
Symbol Technologies Inc.                       58,163         695,048
Manor Care Inc.                                22,756         682,680
Convergys Corp./1/                             36,841         675,664
Temple-Inland Inc.                             13,720         666,106
Eastman Chemical Co.                           19,618         657,203
Toys R Us Inc./1/                              53,978         649,355
TECO Energy Inc.                               46,688         645,228
Stanley Works (The)                            21,505         634,828
Bausch & Lomb Inc.                             13,496         595,848
Bemis Co.                                      13,426         594,772
Rowan Companies Inc./1/                        23,803         585,078
Brunswick Corp.                                22,764         584,580
Dana Corp.                                     37,586         579,952
Ashland Inc.                                   17,306         568,502
Allied Waste Industries Inc./1/                52,637         568,480
Tektronix Inc./1/                              21,576         534,006
Compuware Corp./1/                             95,350         511,076
Reebok International Ltd.                      15,167         507,033

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Circuit City Stores Inc.                       52,887  $      504,013
Novell Inc./1/                                 92,649         493,819
Coors (Adolf) Company Class B                   9,177         493,356
PerkinElmer Inc.                               31,805         486,935
United States Steel Corp.                      26,315         483,670
Autodesk Inc.                                  28,079         477,905
Calpine Corp./1/                               97,672         477,616
Andrew Corp./1/                                38,704         475,672
Ryder System Inc.                              16,115         472,492
ADC Telecommunications Inc./1/                201,750         470,077
Gateway Inc./1/                                82,976         469,644
Cummins Inc.                                   10,469         465,138
Big Lots Inc./1/                               29,364         464,245
Delta Air Lines Inc.                           30,973         411,941
Snap-On Inc.                                   14,773         408,473
Boise Cascade Corp.                            14,611         403,264
Nicor Inc.                                     11,075         389,175
Peoples Energy Corp.                            9,244         382,517
Applied Micro Circuits Corp./1/                76,745         373,748
Louisiana-Pacific Corp./1/                     26,176         360,705
Crane Co.                                      14,889         348,551
Winn-Dixie Stores Inc.                         35,786         345,335
Dynegy Inc. Class A/1/                         95,856         345,082
American Greetings Corp. Class A/1/            16,513         320,848
Dillards Inc. Class A                          21,304         297,830
Goodyear Tire & Rubber Co. (The)               44,788         294,257
Cooper Tire & Rubber Co.                       18,509         293,738
Allegheny Energy Inc./1/                       31,568         288,532
Worthington Industries Inc.                    21,504         270,090
CMS Energy Corp.                               35,783         263,721
Great Lakes Chemical Corp.                     12,520         251,777
Thomas & Betts Corp./1/                        14,596         231,347
Visteon Corp.                                  33,984         224,294
Power-One Inc./1/                              20,856         214,608
Parametric Technology Corp./1/                 68,091         212,444
Allegheny Technologies Inc.                    20,965         137,321
TOTAL COMMON STOCKS
  (Cost: $1,230,697,941)                                1,158,168,193

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.26%

MONEY MARKET FUNDS - 3.77%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/               29,274,460  $   29,274,460
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                             10,535,257      10,535,257
BlackRock Temp Cash Money Market Fund/2/      467,997         467,997
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/           2,483,940       2,483,940
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                      957,751         957,751
                                                           43,719,405

FLOATING RATE NOTES - 1.44%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $   478,875         478,830
  1.08%, 09/15/04/2/                          957,751         957,660
  1.17%, 08/23/04/2/                          478,875         479,243
CC USA Inc.
  1.06%, 05/24/04/2/                          957,751         957,689
  1.08%, 04/19/04/2/                          421,410         421,399
  1.12%, 07/15/04/2/                          478,875         479,011
Dorada Finance Inc.
  1.08%, 05/20/04/2/                          957,751         957,660
  1.24%, 08/09/04/2/                          239,438         239,407
Five Finance Inc.
  1.09%, 04/15/04/2/                          478,875         478,875
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                          957,751         957,751
Holmes Financing PLC
  1.08%, 04/15/04/2/                          191,550         191,550

SCHEDULES OF INVESTMENTS                                                      27
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
K2 USA LLC
  1.08%, 08/16/04/2/                      $   239,438  $      239,406
  1.08%, 09/27/04/2/                        1,034,371       1,034,218
  1.09%, 04/13/04/2/                          478,875         478,863
  1.09%, 05/17/04/2/                          478,875         478,860
Links Finance LLC
  1.05%, 07/20/04/2/                          383,100         383,039
  1.08%, 05/04/04/2/                          478,875         478,861
  1.08%, 06/28/04/2/                          478,875         478,805
  1.09%, 03/29/04/2/                          478,875         478,875
Nationwide Building Society
  1.08%, 07/23/04/2/                          718,313         718,313
Sigma Finance Inc.
  1.05%, 07/20/04/2/                          478,875         478,798
  1.07%, 10/15/03/2/                          957,751         957,747
  1.07%, 07/01/04/2/                          478,875         478,786
  1.24%, 08/06/04/2/                          239,438         239,417
Tango Finance Corp.
  1.05%, 07/15/04/2/                          287,325         287,250
  1.06%, 07/06/04/2/                          287,325         287,303
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                          478,875         478,784
White Pine Finance LLC
  1.08%, 05/17/04/2/                          574,650         574,650
  1.08%, 07/06/04/2/                          574,650         574,608
  1.08%, 08/26/04/2/                          478,875         478,809
  1.09%, 04/20/04/2/                          478,875         478,875
                                                           16,683,342

COMMERCIAL PAPER - 0.75%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          454,932         454,731
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                          478,875         478,652
Edison Asset Securitization
  1.07%, 10/23/03/2/                          900,286         899,697
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          335,213         335,056
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                          565,073         564,823
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                          478,875         478,610
New Center Asset Trust
  1.06%, 10/22/03/2/                          478,875         478,579
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                          478,875         478,610
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                          478,875         478,777
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          321,881         321,749
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          387,889         387,705
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                          957,751         957,559
  1.05%, 10/15/03/2/                          478,875         478,680
  1.11%, 10/01/03/2/                        1,915,501       1,915,501
                                                            8,708,729

TIME DEPOSITS - 0.23%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                          478,875         478,875
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          239,438         239,438
  1.08%, 10/30/03/2/                          383,100         383,100
  1.37%, 08/26/04/2/                          957,751         957,751
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                          622,538         622,258
                                                            2,681,422

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.07%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                      $   766,200  $      766,200
                                                              766,200
TOTAL SHORT TERM INVESTMENTS
  (Cost: $72,559,098)                                      72,559,098

TOTAL INVESTMENTS IN
 SECURITIES - 106.18%
 (Cost $1,303,257,039)                                  1,230,727,291
Other Assets, Less
 Liabilities - (6.18%)                                    (71,653,869)
                                                       --------------
NET ASSETS - 100.00%                                   $1,159,073,422
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      29

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.96%
Gilead Sciences Inc./1/                       253,616  $   14,184,743
M&T Bank Corp.                                150,666      13,153,142
Mylan Laboratories Inc.                       225,380       8,710,937
Affiliated Computer Services Inc.
Class A/1/                                    167,376       8,149,537
Washington Post Company (The) Class B          12,008       7,985,320
Lennar Corp. Class A                           92,665       7,208,410
Sovereign Bancorp Inc.                        367,549       6,818,034
Murphy Oil Corp.                              115,561       6,789,209
IDEC Pharmaceuticals Corp./1/                 195,598       6,484,074
National Commerce Financial Corp.             257,749       6,412,795
D.R. Horton Inc.                              195,620       6,396,774
SanDisk Corp./1/                               98,042       6,249,197
Coach Inc./1/                                 114,439       6,248,369
Weatherford International Ltd./1/             165,207       6,241,520
Tyson Foods Inc. Class A                      441,564       6,239,299
Microchip Technology Inc.                     257,814       6,172,067
Dean Foods Co./1/                             195,062       6,052,774
CDW Corp.                                     104,253       6,019,568
Synopsys Inc./1/                              195,440       6,013,689
Legg Mason Inc.                                82,711       5,971,734
Mohawk Industries Inc./1/                      83,463       5,952,581
Millennium Pharmaceuticals Inc./1/            375,874       5,784,701
Barr Laboratories Inc./1/                      84,041       5,732,437
Banknorth Group Inc.                          203,101       5,731,510
Career Education Corp./1/                     124,771       5,652,126
Valero Energy Corp.                           144,143       5,516,353
New York Community Bancorp Inc.               174,378       5,494,651
DST Systems Inc./1/                           145,764       5,480,726
Compass Bancshares Inc.                       158,368       5,476,365
AdvancePCS/1/                                 115,816       5,277,735
Everest Re Group Ltd.                          69,888       5,252,782
L-3 Communications Holdings Inc./1/           121,302       5,246,311
Radian Group Inc.                             117,752       5,228,189
GreenPoint Financial Corp.                    173,059       5,167,542
Fidelity National Financial Inc.              169,715       5,101,633
ENSCO International Inc.                      188,549       5,056,884
Old Republic International Corp.              152,035       5,030,838
Patterson Dental Co./1/                        85,784       4,939,443
Varian Medical Systems Inc./1/                 85,924       4,938,912
JetBlue Airways Corp./1/                       80,989       4,937,899
XTO Energy Inc.                               231,234       4,853,602
IVAX Corp./1/                                 246,242       4,826,343
Dollar Tree Stores Inc./1/                    143,919       4,821,286
SCANA Corp.                                   139,793       4,787,910
Health Net Inc./1/                            146,237       4,631,326
Diebold Inc.                                   91,254       4,622,015
Omnicare Inc.                                 127,533       4,598,840
Cadence Design Systems Inc./1/                341,676       4,578,458
Republic Services Inc.                        202,180       4,577,355
Lincare Holdings Inc./1/                      124,090       4,547,898
Smith International Inc./1/                   126,140       4,538,517
Expeditors International Washington Inc.      131,726       4,532,692
Commerce Bancorp Inc.                          94,261       4,516,045
Wisconsin Energy Corp.                        147,432       4,506,996
Ross Stores Inc.                               96,504       4,473,925
DENTSPLY International Inc.                    99,411       4,457,589
Lear Corp./1/                                  84,540       4,450,186
Hillenbrand Industries Inc.                    77,888       4,394,441
SPX Corp./1/                                   96,536       4,371,150
TCF Financial Corp.                            90,114       4,320,966
Oxford Health Plans Inc./1/                   104,570       4,319,787
SEI Investment Co.                            132,246       4,297,995
CarMax Inc./1/                                130,218       4,252,920
E*TRADE Group Inc./1/                         455,990       4,222,467
Intersil Corp. Class A/1/                     173,962       4,140,296
Whole Foods Market Inc./1/                     74,821       4,128,623
Energy East Corp.                             183,501       4,115,927
Telephone & Data Systems Inc.                  72,306       4,088,181
Brinker International Inc./1/                 122,212       4,076,992
PETsMART Inc./1/                              178,108       4,043,052
Constellation Brands Inc./1/                  131,448       4,007,850
Hormel Foods Corp.                            174,124       4,001,370
Mercantile Bankshares Corp.                   100,011       4,000,440
Hibernia Corp. Class A                        196,720       3,985,547
Coventry Health Care Inc./1/                   75,364       3,974,697

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
CH Robinson Worldwide Inc.                    106,475  $    3,961,935
Williams-Sonoma Inc./1/                       146,356       3,948,685
Energizer Holdings Inc./1/                    106,402       3,912,402
Dun & Bradstreet Corp./1/                      93,050       3,865,297
Edwards (A.G.) Inc.                           100,242       3,850,295
Westwood One Inc./1/                          127,526       3,850,010
Pioneer Natural Resources Co./1/              148,324       3,776,329
PMI Group Inc. (The)                          111,846       3,774,803
Pepco Holdings Inc.                           215,125       3,717,360
Neuberger Berman Inc.                          88,296       3,696,954
Liberty Property Trust                         99,761       3,689,162
ChoicePoint Inc./1/                           108,385       3,630,898
Manpower Inc.                                  97,834       3,629,641
Pogo Producing Co.                             79,966       3,620,860
Universal Health Services Inc.
Class B/1/                                     73,027       3,611,185
Fastenal Co.                                   95,503       3,610,013
Berkley (W.R.) Corp.                          104,654       3,585,446
Fair Isaac Corp.                               60,667       3,576,926
Outback Steakhouse Inc.                        94,447       3,576,708
Lam Research Corp./1/                         159,870       3,541,120
Vishay Intertechnology Inc./1/                201,260       3,526,075
Associated Bancorp                             92,722       3,504,892
Beckman Coulter Inc.                           76,851       3,499,795
Ceridian Corp./1/                             186,754       3,477,359
Belo (A.H.) Corp.                             142,979       3,467,241
Park Place Entertainment Corp./1/             380,705       3,430,152
Michaels Stores Inc.                           83,975       3,422,821
Abercrombie & Fitch Co. Class A/1/            123,091       3,410,852
Gentex Corp./1/                                96,169       3,350,528
Rent-A-Center Inc./1/                         103,300       3,336,590
Chico's FAS Inc./1/                           108,759       3,332,376
Storage Technology Corp./1/                   137,892       3,328,713
Gallagher (Arthur J.) & Co.                   114,030       3,224,768
Questar Corp.                                 104,473       3,218,813
Equitable Resources Inc.                       78,240       3,215,664
MDU Resources Group Inc.                       95,015       3,209,607
Cooper Cameron Corp./1/                        68,947       3,186,041
NSTAR                                          66,865       3,176,088
AMB Property Corp.                            102,815       3,167,730
Corinthian Colleges Inc./1/                    55,225       3,156,661
Jacobs Engineering Group Inc./1/               69,803       3,148,115
GTECH Holdings Corp.                           73,034       3,129,507
Astoria Financial Corp.                       101,096       3,123,866
First Health Group Corp./1/                   119,245       3,118,257
City National Corp.                            61,131       3,115,236
Henry Schein Inc./1/                           54,642       3,098,201
Alliant Energy Corp.                          138,975       3,057,450
International Rectifier Corp./1/               80,645       3,019,349
Northeast Utilities                           168,416       3,018,015
ALLETE Inc.                                   108,996       2,984,310
Harris Corp.                                   83,342       2,982,810
ADTRAN Inc.                                    48,603       2,973,532
Valspar Corp. (The)                            63,647       2,969,133
Mandalay Resort Group                          74,827       2,963,897
International Speedway Corp. Class A           67,000       2,940,630
Donaldson Co. Inc.                             54,528       2,939,059
Sepracor Inc./1/                              106,647       2,937,058
Bowater Inc.                                   69,828       2,936,966
Eaton Vance Corp.                              86,918       2,910,015
Pharmaceutical Resources Inc./1/               42,564       2,903,716
99 Cents Only Stores/1/                        89,780       2,903,485
Entercom Communications Corp./1/               64,638       2,897,075
SICOR Inc./1/                                 149,761       2,887,392
Pride International Inc./1/                   170,110       2,883,365
Triad Hospitals Inc./1/                        94,896       2,873,451
Mack-Cali Realty Corp.                         73,150       2,867,480
New Plan Excel Realty Trust                   122,869       2,862,848
Leucadia National Corp.                        75,083       2,841,892
Krispy Kreme Doughnuts Inc./1/                 73,174       2,817,199
Toll Brothers Inc./1/                          91,987       2,798,245
Silicon Laboratories Inc./1/                   62,024       2,787,979
Network Associates Inc./1/                    201,939       2,778,681
United Dominion Realty Trust Inc.             151,157       2,767,685
Hospitality Properties Trust                   78,804       2,764,444
Patterson-UTI Energy Inc./1/                  101,859       2,757,323
3Com Corp./1/                                 463,669       2,735,647
Hubbell Inc. Class B                           74,934       2,734,342
DPL Inc.                                      159,278       2,731,618
Noble Energy Inc.                              70,999       2,719,262
HON Industries Inc.                            72,762       2,689,284

SCHEDULES OF INVESTMENTS                                                      31
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Community Health Systems Inc./1/              123,848  $    2,687,502
Certegy Inc.                                   83,508       2,681,442
Sonoco Products Co.                           122,132       2,680,797
Puget Energy Inc.                             118,588       2,659,929
Smucker (J.M.) Co. (The)                       63,001       2,656,122
Brown & Brown Inc.                             86,219       2,653,821
Viad Corp.                                    111,072       2,652,399
Great Plains Energy Inc.                       87,122       2,641,539
Integrated Circuit Systems Inc./1/             87,764       2,636,431
Smithfield Foods Inc./1/                      137,159       2,633,453
FirstMerit Corp.                              106,382       2,631,891
Cypress Semiconductor Corp./1/                148,745       2,629,812
PepsiAmericas Inc.                            181,400       2,628,486
National Instruments Corp.                     65,002       2,616,330
Lyondell Chemical Co.                         204,143       2,608,948
Dial Corp. (The)                              120,789       2,601,795
Hunt (J.B.) Transport Services Inc./1/         99,638       2,592,581
Unitrin Inc.                                   85,034       2,590,136
Protective Life Corp.                          86,769       2,590,055
Education Management Corp./1/                  44,837       2,585,750
Investors Financial Services Corp.             82,159       2,579,793
Wilmington Trust Corp.                         82,821       2,547,574
Packaging Corporation of America/1/           131,087       2,545,710
Neiman-Marcus Group Inc. Class A/1/            59,911       2,498,289
O'Reilly Automotive Inc./1/                    67,908       2,496,977
Stericycle Inc./1/                             52,838       2,492,368
Avnet Inc./1/                                 150,466       2,485,698
Pentair Inc.                                   62,156       2,478,160
Bank of Hawaii Corp.                           73,771       2,477,230
Waddell & Reed Financial Inc. Class A         104,221       2,456,489
Fairchild Semiconductor International
 Inc. Class A/1/                              147,728       2,449,330
First American Corp.                           97,704       2,432,830
OGE Energy Corp.                              107,362       2,425,308
Hovnanian Enterprises Inc. Class A/1/          37,642       2,423,016
Cullen/Frost Bankers Inc.                      64,811       2,412,914
Apogent Technologies Inc./1/                  115,574       2,410,874
Independence Community Bank Corp.              68,749       2,401,403
Swift Transportation Co. Inc./1/              105,234       2,387,759
Atmel Corp./1/                                590,314       2,367,159
Reynolds & Reynolds Co. (The) Class A          85,692       2,360,815
Cheesecake Factory (The)/1/                    64,795       2,343,635
National Fuel Gas Co.                         102,418       2,340,251
Precision Castparts Corp.                      66,619       2,338,327
HCC Insurance Holdings Inc.                    80,216       2,332,681
Arrow Electronics Inc./1/                     126,711       2,330,215
BorgWarner Inc.                                34,020       2,308,257
PacifiCare Health Systems Inc./1/              47,296       2,308,045
Webster Financial Corp.                        57,609       2,297,447
AGL Resources Inc.                             80,395       2,264,727
Colonial BancGroup Inc. (The)                 156,816       2,264,423
Advanced Fibre Communications Inc./1/         107,878       2,262,202
Martin Marietta Materials Inc.                 61,604       2,245,466
Roslyn Bancorp Inc.                            95,356       2,238,959
Vectren Corp.                                  94,138       2,223,540
Cabot Corp.                                    77,854       2,219,618
Washington Federal Inc.                        87,696       2,210,816
Tech Data Corp./1/                             71,344       2,200,962
Applebee's International Inc.                  69,705       2,194,313
Lee Enterprises Inc.                           56,247       2,175,071
CBRL Group Inc.                                61,220       2,172,086
Pier 1 Imports Inc.                           112,645       2,167,290
Graco Inc.                                     57,678       2,165,809
Tidewater Inc.                                 76,426       2,162,856
Teleflex Inc.                                  49,761       2,161,120
RF Micro Devices Inc./1/                      232,120       2,156,395
Rayonier Inc.                                  52,789       2,143,233
Peabody Energy Corp.                           68,235       2,140,532
Overture Services Inc./1/                      80,709       2,137,981
Philadelphia Suburban Corp.                    87,789       2,113,959
Edwards Lifesciences Corp./1/                  77,991       2,111,996
Lubrizol Corp.                                 64,978       2,108,536
Titan Corp. (The)/1/                          101,152       2,108,008
StanCorp Financial Group Inc.                  36,631       2,104,451
Herman Miller Inc.                             91,918       2,092,973

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
DeVry Inc./1/                                  88,259  $    2,088,208
Varco International Inc./1/                   122,954       2,079,152
Cytyc Corp./1/                                137,936       2,074,557
Barnes & Noble Inc./1/                         81,622       2,074,015
Polycom Inc./1/                               124,743       2,071,981
Saks Inc./1/                                  179,443       2,068,978
Claire's Stores Inc.                           61,677       2,063,712
Harte-Hanks Inc.                              111,784       2,061,297
Hawaiian Electric Industries Inc.              47,194       2,054,355
Sybase Inc./1/                                119,588       2,034,192
AmeriCredit Corp./1/                          197,168       2,030,830
Tootsie Roll Industries Inc.                   65,158       2,019,898
Steris Corp./1/                                87,163       2,006,492
CNF Inc.                                       62,459       2,001,811
CheckFree Corp./1/                             99,561       1,991,220
BISYS Group Inc. (The)/1/                     150,880       1,984,072
Harsco Corp.                                   51,112       1,966,279
Macromedia Inc./1/                             78,840       1,950,502
Ruby Tuesday Inc.                              80,766       1,947,268
National-Oilwell Inc./1/                      106,998       1,940,944
Henry (Jack) & Associates Inc.                110,396       1,919,786
MONY Group Inc. (The)                          58,977       1,919,701
ONEOK Inc.                                     94,792       1,911,955
American Financial Group Inc.                  87,892       1,911,651
Timberland Co. Class A/1/                      44,761       1,909,504
RPM International Inc.                        145,213       1,896,482
Apria Healthcare Group Inc./1/                 68,782       1,883,251
Werner Enterprises Inc.                        80,671       1,848,173
Borders Group Inc./1/                          97,568       1,845,987
Westamerica Bancorp                            41,143       1,828,806
Media General Inc. Class A                     29,448       1,799,273
Lancaster Colony Corp.                         45,240       1,799,195
Cytec Industries Inc./1/                       49,183       1,795,179
ICN Pharmaceuticals Inc.                      104,504       1,793,289
AMETEK Inc.                                    41,692       1,786,919
Extended Stay America Inc./1/                 119,547       1,784,837
Church & Dwight Co. Inc.                       50,852       1,779,311
FMC Technologies Inc./1/                       82,818       1,773,962
Avocent Corp./1/                               58,511       1,772,298
Charles River Laboratories International
 Inc./1/                                       57,449       1,763,110
Readers Digest Association Inc. (The)         124,641       1,743,728
York International Corp.                       50,150       1,734,689
Valassis Communications Inc./1/                65,667       1,733,609
Covance Inc./1/                                77,418       1,732,615
Cabot Microelectronics Corp./1/                31,041       1,730,225
McDATA Corp. Class A/1/                       144,512       1,729,809
Cree Inc./1/                                   92,507       1,713,230
Provident Financial Group Inc.                 61,243       1,712,354
Semtech Corp./1/                               92,161       1,701,292
Acxiom Corp./1/                               107,391       1,692,482
Furniture Brands International Inc./1/         70,135       1,690,253
Carlisle Companies Inc.                        38,720       1,688,966
WPS Resources Corp.                            40,934       1,686,481
BJ's Wholesale Club Inc./1/                    87,035       1,685,868
WGL Holdings Inc.                              61,014       1,682,766
AmerUs Group Co.                               49,345       1,677,730
Westar Energy Inc.                             90,634       1,672,197
Legato Systems Inc./1/                        148,399       1,663,553
Kennametal Inc.                                44,443       1,662,168
Helmerich & Payne Inc.                         63,039       1,647,839
Airgas Inc.                                    92,442       1,645,468
Protein Design Labs Inc./1/                   117,572       1,629,548
Integrated Device Technology Inc./1/          131,160       1,629,007
IndyMac Bancorp Inc.                           69,947       1,620,672
AGCO Corp./1/                                  94,457       1,618,992
Forest Oil Corp./1/                            67,192       1,609,248
Allmerica Financial Corp./1/                   66,778       1,589,984
Western Gas Resources Inc.                     41,642       1,582,396
United Rentals Inc./1/                         97,150       1,563,144
Grant Prideco Inc./1/                         153,293       1,562,056
Blyth Inc.                                     57,877       1,561,521
Cincinnati Bell Inc./1/                       306,664       1,560,920
ArvinMeritor Inc.                              85,993       1,531,535
Mentor Graphics Corp./1/                       86,739       1,520,535
Trinity Industries Inc.                        58,067       1,501,032
Sylvan Learning Systems Inc./1/                54,307       1,481,495
Arch Coal Inc.                                 66,364       1,473,944
Alexander & Baldwin Inc.                       52,341       1,469,735
Imation Corp.                                  44,863       1,464,777

SCHEDULES OF INVESTMENTS                                                      33
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Duquesne Light Holdings Inc.                   94,454  $    1,464,037
Scholastic Corp./1/                            49,403       1,422,312
PNM Resources Inc.                             50,712       1,421,964
Micrel Inc./1/                                116,619       1,421,586
Albemarle Corp.                                51,724       1,419,824
Flowserve Corp./1/                             69,765       1,416,229
KEMET Corp./1/                                109,095       1,389,870
Emmis Communications Corp./1/                  68,224       1,376,760
Greater Bay Bancorp                            65,730       1,367,184
Ascential Software Corp./1/                    73,412       1,360,324
Superior Industries International Inc.         33,487       1,357,898
Callaway Golf Co.                              94,816       1,353,024
Varian Inc./1/                                 42,866       1,342,563
Activision Inc./1/                            111,037       1,326,892
American Eagle Outfitters Inc./1/              89,221       1,325,824
Plantronics Inc./1/                            55,263       1,319,128
Universal Corp.                                31,169       1,313,150
GATX Corp.                                     62,004       1,311,385
Minerals Technologies Inc.                     25,410       1,293,369
Black Hills Corp.                              40,240       1,241,806
Sensient Technologies Corp.                    59,129       1,241,709
Dycom Industries Inc./1/                       59,994       1,223,278
IDACORP Inc.                                   47,923       1,222,036
Copart Inc./1/                                113,077       1,221,232
Quanta Services Inc./1/                       147,002       1,215,707
Silicon Valley Bancshares/1/                   43,521       1,202,485
Vertex Pharmaceuticals Inc./1/                 97,038       1,193,567
Brink's Co. (The)                              68,447       1,188,240
LifePoint Hospitals Inc./1/                    48,863       1,175,155
Olin Corp.                                     73,770       1,167,041
Bob Evans Farms Inc.                           43,611       1,164,850
MPS Group Inc./1/                             128,536       1,156,824
Banta Corp.                                    32,077       1,154,772
VISX Inc./1/                                   60,167       1,146,181
Investment Technology Group Inc./1/            59,237       1,136,166
Macrovision Corp./1/                           61,449       1,134,963
Perrigo Co.                                    88,481       1,126,363
Overseas Shipholding Group Inc.                43,572       1,126,336
FMC Corp./1/                                   44,599       1,123,895
Kelly Services Inc. Class A                    44,817       1,117,736
Payless ShoeSource Inc./1/                     86,010       1,112,969
Ohio Casualty Corp./1/                         76,596       1,110,642
LaBranche & Co. Inc.                           75,183       1,097,672
Nordson Corp.                                  42,300       1,095,147
Ferro Corp.                                    51,068       1,090,812
EGL Inc./1/                                    59,137       1,075,111
Potlatch Corp.                                 36,053       1,071,495
Gartner Inc. Class B/1/                        97,896       1,066,087
RSA Security Inc./1/                           74,050       1,057,434
Keane Inc./1/                                  80,320       1,026,490
Modine Manufacturing Co.                       43,079       1,025,280
Catalina Marketing Corp./1/                    66,929       1,016,652
Rollins Inc.                                   56,524       1,008,388
Lattice Semiconductor Corp./1/                141,658       1,007,188
Granite Construction Inc.                      52,032         971,958
CSG Systems International Inc./1/              65,577         968,572
Longs Drug Stores Corp.                        47,188         949,894
TriQuint Semiconductor Inc./1/                169,207         947,559
Alaska Air Group Inc./1/                       33,485         931,553
IMC Global Inc.                               145,242         931,001
Credence Systems Corp./1/                      79,574         915,101
Hanover Compressor Co./1/                      91,896         909,770
Ruddick Corp.                                  57,866         899,238
Federal Signal Corp.                           60,195         896,905
CommScope Inc./1/                              74,205         894,912
Tecumseh Products Co. Class A                  23,287         868,838
Interstate Bakeries Corp.                      56,650         849,750
Price Communications Corp./1/                  67,801         840,732
Sotheby's Holdings Inc. Class A/1/             77,115         834,384
Plexus Corp./1/                                53,631         833,426
Aquila Inc./1/                                246,212         832,197
Bandag Inc.                                    24,458         824,968
Crompton Corp.                                140,219         814,672
Wausau-Mosinee Paper Corp.                     64,594         788,693
Internet Security Systems Inc./1/              62,844         785,550
Horace Mann Educators Corp.                    53,930         782,524
Transaction Systems Architects Inc.
 Class A/1/                                    44,947         746,570
Sierra Pacific Resources/1/                   146,651         711,257
LTX Corp./1/                                   62,684         705,822
Quantum Corp./1/                              224,194         690,518

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Newport Corp./1/                               48,460  $      683,286
Advent Software Inc./1/                        41,142         661,975
Glatfelter Co.                                 54,725         644,660
Longview Fibre Co.                             63,902         624,323
Six Flags Inc./1/                             115,903         609,650
Carpenter Technology Corp.                     28,187         604,329
Wind River Systems Inc./1/                    100,281         570,599
Sequa Corp. Class A/1/                         13,248         567,147
Powerwave Technologies Inc./1/                 79,562         526,700
Retek Inc./1/                                  68,269         460,816
Korn/Ferry International/1/                    46,864         386,628
Unifi Inc./1/                                  68,347         328,066
Univision Communications Inc. Class A/1/            1              29
TOTAL COMMON STOCKS
 (Cost: $1,041,125,967)                                 1,077,106,102

SHORT TERM INVESTMENTS - 22.26%

MONEY MARKET FUNDS - 13.37%
Barclays Global Investors Funds
 Institutional Money Market
 Fund, Institutional Shares/2/,/3/         96,081,909      96,081,909
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                             35,006,490      35,006,490
BlackRock Temp Cash Money Market Fund/2/    1,555,057       1,555,057
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/           8,253,621       8,253,621
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                   3,182,409        3,182,409
                                                          144,079,486

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
FLOATING RATE NOTES - 5.14%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $ 1,591,204  $    1,591,053
  1.08%, 09/15/04/2/                        3,182,408       3,182,104
  1.17%, 08/23/04/2/                        1,591,204       1,592,425
CC USA Inc.
  1.06%, 05/24/04/2/                        3,182,408       3,182,204
  1.08%, 04/19/04/2/                        1,400,260       1,400,221
  1.12%, 07/15/04/2/                        1,591,204       1,591,656
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        3,182,408       3,182,106
  1.24%, 08/09/04/2/                          795,602         795,500
Five Finance Inc.
  1.09%, 04/15/04/2/                        1,591,204       1,591,205
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        3,182,408       3,182,409
Holmes Financing PLC
  1.08%, 04/15/04/2/                          636,482         636,482
K2 USA LLC
  1.08%, 08/16/04/2/                          795,602         795,498
  1.08%, 09/27/04/2/                        3,437,001       3,436,492
  1.09%, 04/13/04/2/                        1,591,204       1,591,163
  1.09%, 05/17/04/2/                        1,591,204       1,591,155
Links Finance LLC
  1.05%, 07/20/04/2/                        1,272,963       1,272,759
  1.08%, 05/04/04/2/                        1,591,204       1,591,158
  1.08%, 06/28/04/2/                        1,591,204       1,590,970
  1.09%, 03/29/04/2/                        1,591,204       1,591,205
Nationwide Building Society
  1.08%, 07/23/04/2/                        2,386,806       2,386,806
Sigma Finance Inc.
  1.05%, 07/20/04/2/                        1,591,204       1,590,949
  1.07%, 10/15/03/2/                        3,182,408       3,182,396
  1.07%, 07/01/04/2/                        1,591,204       1,590,906
  1.24%, 08/06/04/2/                          795,602         795,534
Tango Finance Corp.
  1.05%, 07/15/04/2/                          954,722         954,473
  1.06%, 07/06/04/2/                          954,722         954,648
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                        1,591,204       1,590,900

SCHEDULES OF INVESTMENTS                                                      35
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
White Pine Finance LLC
  1.08%, 05/17/04/2/                      $ 1,909,445  $    1,909,445
  1.08%, 07/06/04/2/                        1,909,445       1,909,305
  1.08%, 08/26/04/2/                        1,591,204       1,590,983
  1.09%, 04/20/04/2/                        1,591,204       1,591,205
                                                           55,435,315

COMMERCIAL PAPER - 2.68%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                        1,511,644       1,510,976
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                        1,591,204       1,590,462
Edison Asset Securitization
  1.07%, 10/23/03/2/                        2,991,464       2,989,508
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                        1,113,843       1,113,323
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                        1,877,621       1,876,792
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                        1,591,204       1,590,322
New Center Asset Trust
  1.06%, 10/22/03/2/                        1,591,204       1,590,220
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                        1,591,204       1,590,322
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                        1,591,204       1,590,876
Receivables Capital Corp.
  1.05%, 10/15/03/2/                        1,069,544       1,069,107
Sydney Capital Corp.
  1.07%, 10/17/03/2/                        1,288,875       1,288,262
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        3,182,408       3,181,771
  1.05%, 10/15/03/2/                        1,591,204       1,590,554
  1.11%, 10/01/03/2/                        6,364,816       6,364,816
                                                           28,937,311

TIME DEPOSITS - 0.83%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                        1,591,204       1,591,205
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          795,602         795,602
  1.08%, 10/30/03/2/                        1,272,963       1,272,963
  1.37%, 08/26/04/2/                        3,182,408       3,182,409
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        2,068,565       2,067,634
                                                            8,909,813

REPURCHASE AGREEMENTS - 0.24%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                        2,545,927       2,545,927
                                                            2,545,927
TOTAL SHORT TERM INVESTMENTS
 (Cost: $239,907,852)                                     239,907,852

TOTAL INVESTMENTS IN
 SECURITIES - 122.22%
 (Cost $1,281,033,819)                                  1,317,013,954
Other Assets, Less
 Liabilities - (22.22%)                                  (239,436,974)
                                                       --------------
NET ASSETS - 100.00%                                   $1,077,576,980
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 100.00%
Gilead Sciences Inc./1/                       224,306  $   12,545,435
M&T Bank Corp.                                133,180      11,626,614
Mylan Laboratories Inc.                       199,324       7,703,873
Affiliated Computer Services Inc.
Class A/1/                                    148,025       7,207,337
Washington Post Company (The) Class B          10,619       7,061,635
Murphy Oil Corp.                              102,314       6,010,948
IDEC Pharmaceuticals Corp./1/                 173,159       5,740,221
SanDisk Corp./1/                               86,742       5,528,935
Weatherford International Ltd./1/             146,259       5,525,665
Coach Inc./1/                                 101,177       5,524,264
Microchip Technology Inc.                     228,248       5,464,257
Dean Foods Co./1/                             172,442       5,350,875
Synopsys Inc./1/                              173,022       5,323,887
CDW Corp.                                      92,166       5,321,665
Legg Mason Inc.                                73,223       5,286,701
Barr Laboratories Inc./1/                      74,396       5,074,551
Career Education Corp./1/                     110,453       5,003,521
New York Community Bancorp Inc.               154,146       4,857,140
DST Systems Inc./1/                           128,849       4,844,722
AdvancePCS/1/                                 102,505       4,671,153
GreenPoint Financial Corp.                    152,964       4,567,505
Patterson Dental Co./1/                        75,924       4,371,704
Varian Medical Systems Inc./1/                 76,047       4,371,182
JetBlue Airways Corp./1/                       71,679       4,370,269
XTO Energy Inc.                               204,589       4,294,323
IVAX Corp./1/                                 217,924       4,271,310
Dollar Tree Stores Inc./1/                    127,383       4,267,331
Health Net Inc./1/                            129,372       4,097,211
Diebold Inc.                                   80,706       4,087,759
Lincare Holdings Inc./1/                      109,659       4,019,002
Expeditors International Washington Inc.      116,578       4,011,449
Smith International Inc./1/                   111,473       4,010,799
Commerce Bancorp Inc.                          83,414       3,996,365
Ross Stores Inc.                               85,283       3,953,720
DENTSPLY International Inc.                    87,974       3,944,754
Hillenbrand Industries Inc.                    68,827       3,883,219
TCF Financial Corp.                            79,628       3,818,163
Oxford Health Plans Inc./1/                    92,390       3,816,631
SEI Investment Co.                            116,806       3,796,195
CarMax Inc./1/                                115,235       3,763,575
Whole Foods Market Inc./1/                     66,196       3,652,695
Brinker International Inc./1/                 108,143       3,607,650
PETsMART Inc./1/                              157,598       3,577,475
Hormel Foods Corp.                            154,067       3,540,460
Coventry Health Care Inc./1/                   66,674       3,516,387
CH Robinson Worldwide Inc.                     94,210       3,505,554
Williams-Sonoma Inc./1/                       129,500       3,493,910
Energizer Holdings Inc./1/                     94,133       3,461,270
Dun & Bradstreet Corp./1/                      82,201       3,414,630
Westwood One Inc./1/                          112,655       3,401,054
Neuberger Berman Inc.                          77,992       3,265,525
ChoicePoint Inc./1/                            95,942       3,214,057
Manpower Inc.                                  86,548       3,210,931
Fastenal Co.                                   84,489       3,193,684
Universal Health Services Inc.
Class B/1/                                     64,501       3,189,574
Outback Steakhouse Inc.                        83,604       3,166,083
Fair Isaac Corp.                               53,665       3,164,088
Lam Research Corp./1/                         141,210       3,127,802
Beckman Coulter Inc.                           68,027       3,097,950
Michaels Stores Inc.                           74,333       3,029,813
Abercrombie & Fitch Co. Class A/1/            108,715       3,012,493
Gentex Corp./1/                                85,259       2,970,424
Rent-A-Center Inc./1/                          91,500       2,955,450
Chico's FAS Inc./1/                            96,421       2,954,339
Storage Technology Corp./1/                   122,248       2,951,067
Gallagher (Arthur J.) & Co.                   101,094       2,858,938
Equitable Resources Inc.                       69,219       2,844,901
Cooper Cameron Corp./1/                        61,125       2,824,586
Jacobs Engineering Group Inc./1/               61,884       2,790,968
Corinthian Colleges Inc./1/                    48,718       2,784,721
GTECH Holdings Corp.                           64,749       2,774,495
First Health Group Corp./1/                   105,886       2,768,919
Henry Schein Inc./1/                           48,519       2,751,027
ADTRAN Inc.                                    43,090       2,636,246
Valspar Corp. (The)                            56,168       2,620,237
Donaldson Co. Inc.                             48,418       2,609,730

SCHEDULES OF INVESTMENTS                                                      37
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
International Speedway Corp. Class A           59,399  $    2,607,022
Sepracor Inc./1/                               94,549       2,603,879
Eaton Vance Corp.                              77,178       2,583,919
Pharmaceutical Resources Inc./1/               37,736       2,574,350
99 Cents Only Stores/1/                        79,596       2,574,135
Entercom Communications Corp./1/               57,306       2,568,455
SICOR Inc./1/                                 132,772       2,559,844
Krispy Kreme Doughnuts Inc./1/                 64,806       2,495,031
Silicon Laboratories Inc./1/                   54,988       2,471,711
United Dominion Realty Trust Inc.             134,011       2,453,741
Patterson-UTI Energy Inc./1/                   90,305       2,444,556
DPL Inc.                                      141,211       2,421,769
Hubbell Inc. Class B                           66,326       2,420,236
HON Industries Inc.                            64,607       2,387,875
Certegy Inc.                                   73,914       2,373,379
Sonoco Products Co.                           108,100       2,372,795
Brown & Brown Inc.                             76,313       2,348,914
Integrated Circuit Systems Inc./1/             77,441       2,326,328
National Instruments Corp.                     57,440       2,311,960
Dial Corp. (The)                              107,088       2,306,676
Hunt (J.B.) Transport Services Inc./1/         88,336       2,298,503
Education Management Corp./1/                  39,679       2,288,288
Investors Financial Services Corp.             72,719       2,283,377
Wilmington Trust Corp.                         73,568       2,262,952
O'Reilly Automotive Inc./1/                    60,205       2,213,738
Stericycle Inc./1/                             46,844       2,209,631
Waddell & Reed Financial Inc. Class A          92,400       2,177,868
Cullen/Frost Bankers Inc.                      57,460       2,139,236
Reynolds & Reynolds Co. (The) Class A          75,972       2,093,029
Cheesecake Factory (The)/1/                    57,445       2,077,786
Roslyn Bancorp Inc.                            84,658       1,987,770
Applebee's International Inc.                  61,934       1,949,682
Graco Inc.                                     51,136       1,920,157
Pier 1 Imports Inc.                            99,380       1,912,071
Overture Services Inc./1/                      71,555       1,895,492
Edwards Lifesciences Corp./1/                  69,146       1,872,474
Philadelphia Suburban Corp.                    77,391       1,863,575
Herman Miller Inc.                             81,346       1,852,248
DeVry Inc./1/                                  78,111       1,848,106
Cytyc Corp./1/                                121,593       1,828,759
Harte-Hanks Inc.                               99,106       1,827,515
Claire's Stores Inc.                           54,583       1,826,347
Tootsie Roll Industries Inc.                   57,436       1,780,516
Steris Corp./1/                                76,836       1,768,765
BISYS Group Inc. (The)/1/                     133,766       1,759,023
Macromedia Inc./1/                             69,898       1,729,277
Ruby Tuesday Inc.                              71,474       1,723,238
Henry (Jack) & Associates Inc.                 98,124       1,706,376
Timberland Co. Class A/1/                      39,455       1,683,150
Apria Healthcare Group Inc./1/                 60,657       1,660,789
Westamerica Bancorp                            36,259       1,611,713
Lancaster Colony Corp.                         40,033       1,592,112
AMETEK Inc.                                    36,964       1,584,277
FMC Technologies Inc./1/                       73,649       1,577,562
Church & Dwight Co. Inc.                       45,000       1,574,550
Avocent Corp./1/                               51,774       1,568,234
Charles River Laboratories International
 Inc./1/                                       50,934       1,563,164
Readers Digest Association Inc. (The)         110,506       1,545,979
Covance Inc./1/                                68,551       1,534,171
Valassis Communications Inc./1/                58,106       1,533,998
Cabot Microelectronics Corp./1/                27,468       1,531,066
McDATA Corp. Class A/1/                       127,867       1,530,568
Cree Inc./1/                                   81,862       1,516,084
Semtech Corp./1/                               81,951       1,512,815
Acxiom Corp./1/                                94,623       1,491,259
Carlisle Companies Inc.                        34,008       1,483,429
Legato Systems Inc./1/                        131,571       1,474,911
Western Gas Resources Inc.                     36,783       1,397,754
Cincinnati Bell Inc./1/                       272,770       1,388,399
Grant Prideco Inc./1/                         135,626       1,382,029
Blyth Inc.                                     51,140       1,379,757
Mentor Graphics Corp./1/                       76,903       1,348,110
Duquesne Light Holdings Inc.                   83,443       1,293,367
Micrel Inc./1/                                102,749       1,252,510
Varian Inc./1/                                 37,818       1,184,460
Plantronics Inc./1/                            48,997       1,169,558

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Vertex Pharmaceuticals Inc./1/                 85,528  $    1,051,994
Olin Corp.                                     65,257       1,032,366
VISX Inc./1/                                   53,561       1,020,337
Macrovision Corp./1/                           54,483       1,006,301
Nordson Corp.                                  37,571         972,713
Gartner Inc. Class B/1/                        86,132         937,977
RSA Security Inc./1/                           65,279         932,184
Catalina Marketing Corp./1/                    59,449         903,030
Rollins Inc.                                   50,176         895,140
Sotheby's Holdings Inc. Class A/1/             68,876         745,238
Crompton Corp.                                124,277         722,049
Transaction Systems Architects Inc.
 Class A/1/                                    39,626         658,188
LTX Corp./1/                                   55,268         622,318
Retek Inc./1/                                  59,813         403,738
Univision Communications Inc. Class A/1/            -              14
TOTAL COMMON STOCKS
 (Cost: $439,133,944)                                     476,896,734

SHORT TERM INVESTMENTS - 18.88%

MONEY MARKET FUNDS - 11.27%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/               35,551,136      35,551,136
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares/2/,/3/                             13,263,313      13,263,313
BlackRock Temp Cash Money Market Fund/2/      589,182         589,182
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/    3,127,145       3,127,145
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares/2/                                  1,205,756       1,205,756
                                                           53,736,532

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
FLOATING RATE NOTES - 4.40%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $   602,878  $      602,821
  1.08%, 09/15/04/2/                        1,205,756       1,205,640
  1.17%, 08/23/04/2/                          602,878         603,341
CC USA Inc.
  1.06%, 05/24/04/2/                        1,205,756       1,205,678
  1.08%, 04/19/04/2/                          530,533         530,518
  1.12%, 07/15/04/2/                          602,878         603,049
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        1,205,756       1,205,641
  1.24%, 08/09/04/2/                          301,439         301,400
Five Finance Inc.
  1.09%, 04/15/04/2/                          602,878         602,878
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        1,205,756       1,205,756
Holmes Financing PLC
  1.08%, 04/15/04/2/                          241,151         241,151
K2 USA LLC
  1.08%, 08/16/04/2/                          301,439         301,400
  1.08%, 09/27/04/2/                        1,302,216       1,302,024
  1.09%, 04/13/04/2/                          602,878         602,862
  1.09%, 05/17/04/2/                          602,878         602,859
Links Finance LLC
  1.05%, 07/20/04/2/                          482,302         482,225
  1.08%, 05/04/04/2/                          602,878         602,860
  1.08%, 06/28/04/2/                          602,878         602,789
  1.09%, 03/29/04/2/                          602,878         602,878
Nationwide Building Society
  1.08%, 07/23/04/2/                          904,317         904,317
Sigma Finance Inc.
  1.05%, 07/20/04/2/                          602,878         602,781
  1.07%, 10/15/03/2/                        1,205,756       1,205,751
  1.07%, 07/01/04/2/                          602,878         602,765
  1.24%, 08/06/04/2/                          301,439         301,413
Tango Finance Corp.
  1.05%, 07/15/04/2/                          361,727         361,633
  1.06%, 07/06/04/2/                          361,727         361,698
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                          602,878         602,763

SCHEDULES OF INVESTMENTS                                                      39
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
White Pine Finance LLC
  1.08%, 05/17/04/2/                      $   723,453  $      723,453
  1.08%, 07/06/04/2/                          723,453         723,400
  1.08%, 08/26/04/2/                          602,878         602,795
  1.09%, 04/20/04/2/                          602,878         602,878
                                                           21,003,417

COMMERCIAL PAPER - 2.30%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          572,734         572,481
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                          602,878         602,597
Edison Asset Securitization
  1.07%, 10/23/03/2/                        1,133,410       1,132,669
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          422,015         421,818
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                          711,396         711,082
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                          602,878         602,544
New Center Asset Trust
  1.06%, 10/22/03/2/                          602,878         602,505
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                          602,878         602,544
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                          602,878         602,754
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          405,230         405,065
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          488,331         488,099
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        1,205,756       1,205,514
  1.05%, 10/15/03/2/                          602,878         602,632
  1.11%, 10/01/03/2/                        2,411,511       2,411,511
                                                           10,963,815

TIME DEPOSITS - 0.71%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                          602,878         602,878
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          301,439         301,439
  1.08%, 10/30/03/2/                          482,302         482,302
  1.37%, 08/26/04/2/                        1,205,756       1,205,756
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                          783,741         783,388
                                                            3,375,763

REPURCHASE AGREEMENTS - 0.20%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                          964,605         964,605
                                                              964,605
TOTAL SHORT TERM INVESTMENTS
 (Cost: $90,044,132)                                       90,044,132

TOTAL INVESTMENTS IN
 SECURITIES - 118.88%
 (Cost $529,178,076)                                      566,940,866
Other Assets, Less Liabilities - (18.88%)                 (90,021,549)
                                                       --------------
NET ASSETS - 100.00%                                   $  476,919,317
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.91%
Lennar Corp. Class A                          127,467  $    9,915,658
Sovereign Bancorp Inc.                        505,580       9,378,509
National Commerce Financial Corp.             354,073       8,809,336
D.R. Horton Inc.                              269,077       8,798,818
Tyson Foods Inc. Class A                      606,561       8,570,707
Mohawk Industries Inc./1/                     114,804       8,187,821
Millennium Pharmaceuticals Inc./1/            517,018       7,956,907
Banknorth Group Inc.                          278,981       7,872,844
Valero Energy Corp.                           197,987       7,576,962
Compass Bancshares Inc.                       217,531       7,522,222
L-3 Communications Holdings Inc./1/           166,844       7,216,003
Everest Re Group Ltd.                          95,992       7,214,759
Radian Group Inc.                             161,961       7,191,068
Fidelity National Financial Inc.              233,098       7,006,926
ENSCO International Inc.                      259,338       6,955,445
Old Republic International Corp.              209,110       6,919,450
SCANA Corp.                                   191,998       6,575,931
Omnicare Inc.                                 175,403       6,325,032
Cadence Design Systems Inc./1/                469,925       6,296,995
Republic Services Inc.                        278,070       6,295,505
Wisconsin Energy Corp.                        202,767       6,198,587
Lear Corp./1/                                 116,272       6,120,558
SPX Corp./1/                                  132,579       6,003,177
E*TRADE Group Inc./1/                         627,138       5,807,298
Intersil Corp. Class A/1/                     239,257       5,694,317
Energy East Corp.                             252,363       5,660,502
Telephone & Data Systems Inc.                  99,297       5,614,252
Constellation Brands Inc./1/                  180,779       5,511,952
Mercantile Bankshares Corp.                   137,541       5,501,640
Hibernia Corp. Class A                        270,149       5,473,219
Edwards (A.G.) Inc.                           137,652       5,287,213
Pioneer Natural Resources Co./1/              203,979       5,193,305
PMI Group Inc. (The)                          153,817       5,191,324
Pepco Holdings Inc.                           295,839       5,112,098
Liberty Property Trust                        137,190       5,073,286
Pogo Producing Co.                            109,969       4,979,396
Berkley (W.R.) Corp.                          143,918       4,930,631
Vishay Intertechnology Inc./1/                276,348       4,841,617
Associated Bancorp                            127,316       4,812,545
Ceridian Corp./1/                             256,428       4,774,689
Belo (A.H.) Corp.                             196,623       4,768,108
Park Place Entertainment Corp./1/             522,726       4,709,761
Questar Corp.                                 143,438       4,419,325
MDU Resources Group Inc.                      130,655       4,413,526
NSTAR                                          91,803       4,360,642
AMB Property Corp.                            141,376       4,355,795
Astoria Financial Corp.                       139,238       4,302,454
City National Corp.                            83,927       4,276,920
Alliant Energy Corp.                          191,098       4,204,156
International Rectifier Corp./1/              111,078       4,158,760
Northeast Utilities                           231,216       4,143,391
Harris Corp.                                  114,772       4,107,690
ALLETE Inc.                                   149,634       4,096,979
Mandalay Resort Group                         102,729       4,069,096
Bowater Inc.                                   95,863       4,031,998
Pride International Inc./1/                   233,907       3,964,724
Triad Hospitals Inc./1/                       130,270       3,944,576
Mack-Cali Realty Corp.                        100,578       3,942,658
New Plan Excel Realty Trust                   168,673       3,930,081
Leucadia National Corp.                       103,238       3,907,558
Toll Brothers Inc./1/                         126,478       3,847,461
Network Associates Inc./1/                    277,670       3,820,739
Hospitality Properties Trust                  108,346       3,800,778
3Com Corp./1/                                 637,530       3,761,427
Noble Energy Inc.                              97,767       3,744,476
Community Health Systems Inc./1/              170,526       3,700,414
Viad Corp.                                    152,975       3,653,043
Puget Energy Inc.                             162,781       3,651,178
Smucker (J.M.) Co. (The)                       86,481       3,646,039
Great Plains Energy Inc.                      119,783       3,631,821
Smithfield Foods Inc./1/                      188,868       3,626,266
Cypress Semiconductor Corp./1/                204,828       3,621,359
FirstMerit Corp.                              146,266       3,618,621
PepsiAmericas Inc.                            249,029       3,608,430
Lyondell Chemical Co.                         280,215       3,581,148
Unitrin Inc.                                  116,913       3,561,170
Protective Life Corp.                         119,299       3,561,075
Packaging Corporation of America/1/           180,508       3,505,465

SCHEDULES OF INVESTMENTS                                                      41
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Neiman-Marcus Group Inc. Class A/1/            82,211  $    3,428,199
Avnet Inc./1/                                 206,875       3,417,575
Bank of Hawaii Corp.                          101,575       3,410,888
Pentair Inc.                                   85,456       3,407,131
Fairchild Semiconductor International
 Inc. Class A/1/                              202,793       3,362,308
First American Corp.                          134,324       3,344,668
Hovnanian Enterprises Inc. Class A/1/          51,839       3,336,876
OGE Energy Corp.                              147,600       3,334,284
Apogent Technologies Inc./1/                  159,199       3,320,891
Independence Community Bank Corp.              94,652       3,306,194
Swift Transportation Co. Inc./1/              144,432       3,277,162
Atmel Corp./1/                                811,607       3,254,544
National Fuel Gas Co.                         140,803       3,217,349
Precision Castparts Corp.                      91,584       3,214,598
Arrow Electronics Inc./1/                     174,548       3,209,938
HCC Insurance Holdings Inc.                   110,278       3,206,884
BorgWarner Inc.                                46,772       3,173,480
PacifiCare Health Systems Inc./1/              65,021       3,173,025
Webster Financial Corp.                        78,887       3,146,014
Advanced Fibre Communications Inc./1/         148,316       3,110,186
AGL Resources Inc.                            110,333       3,108,081
Colonial BancGroup Inc. (The)                 215,209       3,107,618
Martin Marietta Materials Inc.                 84,588       3,083,233
Vectren Corp.                                 129,000       3,046,980
Cabot Corp.                                   106,840       3,046,008
Washington Federal Inc.                       120,685       3,042,469
Tech Data Corp./1/                             98,084       3,025,891
CBRL Group Inc.                                84,280       2,990,254
Lee Enterprises Inc.                           77,186       2,984,783
Teleflex Inc.                                  68,483       2,974,217
Tidewater Inc.                                104,783       2,965,359
RF Micro Devices Inc./1/                      319,102       2,964,458
Rayonier Inc.                                  72,566       2,946,180
Peabody Energy Corp.                           93,800       2,942,506
Titan Corp. (The)/1/                          139,045       2,897,698
StanCorp Financial Group Inc.                  50,425       2,896,916
Lubrizol Corp.                                 89,064       2,890,127
Varco International Inc./1/                   168,712       2,852,920
Saks Inc./1/                                  247,256       2,850,862
Barnes & Noble Inc./1/                        111,997       2,845,844
Polycom Inc./1/                               170,928       2,839,114
Hawaiian Electric Industries Inc.              64,873       2,823,922
Sybase Inc./1/                                164,088       2,791,137
AmeriCredit Corp./1/                          270,563       2,786,799
CNF Inc.                                       85,911       2,753,447
CheckFree Corp./1/                            137,174       2,743,480
Harsco Corp.                                   70,478       2,711,289
National-Oilwell Inc./1/                      147,078       2,667,995
MONY Group Inc. (The)                          81,305       2,646,478
ONEOK Inc.                                    130,059       2,623,290
American Financial Group Inc.                 120,351       2,617,634
RPM International Inc.                        199,932       2,611,112
Borders Group Inc./1/                         133,721       2,530,001
Werner Enterprises Inc.                       110,421       2,529,745
Media General Inc. Class A                     40,500       2,474,550
ICN Pharmaceuticals Inc.                      143,843       2,468,346
Cytec Industries Inc./1/                       67,599       2,467,363
Extended Stay America Inc./1/                 164,320       2,453,298
York International Corp.                       68,798       2,379,723
Provident Financial Group Inc.                 84,488       2,362,284
Furniture Brands International Inc./1/         96,533       2,326,445
BJ's Wholesale Club Inc./1/                   119,845       2,321,398
WGL Holdings Inc.                              84,150       2,320,857
WPS Resources Corp.                            56,254       2,317,665
Westar Energy Inc.                            124,760       2,301,822
AmerUs Group Co.                               67,683       2,301,222
Kennametal Inc.                                61,273       2,291,610
Helmerich & Payne Inc.                         86,733       2,267,201
Airgas Inc.                                   127,041       2,261,330
Protein Design Labs Inc./1/                   161,862       2,243,407
Integrated Device Technology Inc./1/          180,262       2,238,854
AGCO Corp./1/                                 130,073       2,229,451
IndyMac Bancorp Inc.                           96,123       2,227,170
Forest Oil Corp./1/                            92,144       2,206,849
Allmerica Financial Corp./1/                   91,838       2,186,663

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
United Rentals Inc./1/                        132,803  $    2,136,800
ArvinMeritor Inc.                             118,584       2,111,981
Trinity Industries Inc.                        80,057       2,069,473
Sylvan Learning Systems Inc./1/                74,623       2,035,715
Arch Coal Inc.                                 90,921       2,019,355
Alexander & Baldwin Inc.                       71,539       2,008,815
Imation Corp.                                  61,322       2,002,163
Albemarle Corp.                                71,176       1,953,781
PNM Resources Inc.                             69,677       1,953,743
Scholastic Corp./1/                            67,770       1,951,098
Flowserve Corp./1/                             95,353       1,935,666
KEMET Corp./1/                                149,308       1,902,184
Emmis Communications Corp./1/                  93,917       1,895,245
Greater Bay Bancorp                            90,020       1,872,416
Superior Industries International Inc.         46,034       1,866,679
Ascential Software Corp./1/                   100,675       1,865,508
Callaway Golf Co.                             130,610       1,863,805
Activision Inc./1/                            152,567       1,823,176
American Eagle Outfitters Inc./1/             122,659       1,822,713
Universal Corp.                                42,868       1,806,029
GATX Corp.                                     84,724       1,791,913
Minerals Technologies Inc.                     34,825       1,772,592
Black Hills Corp.                              55,593       1,715,600
Sensient Technologies Corp.                    80,969       1,700,349
Dycom Industries Inc./1/                       82,775       1,687,782
IDACORP Inc.                                   66,184       1,687,692
Copart Inc./1/                                155,002       1,674,022
Quanta Services Inc./1/                       201,643       1,667,588
Silicon Valley Bancshares/1/                   59,803       1,652,357
Brink's Co. (The)                              94,001       1,631,857
LifePoint Hospitals Inc./1/                    66,982       1,610,917
Bob Evans Farms Inc.                           59,832       1,598,113
MPS Group Inc./1/                             176,568       1,589,112
Banta Corp.                                    44,060       1,586,160
Investment Technology Group Inc./1/            81,815       1,569,212
Overseas Shipholding Group Inc.                60,171       1,555,420
Perrigo Co.                                   121,249       1,543,500
Kelly Services Inc. Class A                    61,667       1,537,975
FMC Corp./1/                                   60,979       1,536,671
Ohio Casualty Corp./1/                        105,426       1,528,677
Payless ShoeSource Inc./1/                    117,777       1,524,034
Ferro Corp.                                    70,525       1,506,414
LaBranche & Co. Inc.                          102,805       1,500,953
EGL Inc./1/                                    81,516       1,481,961
Potlatch Corp.                                 49,514       1,471,556
Modine Manufacturing Co.                       59,164       1,408,103
Keane Inc./1/                                 110,084       1,406,873
Lattice Semiconductor Corp./1/                194,222       1,380,918
Granite Construction Inc.                      71,811       1,341,429
CSG Systems International Inc./1/              90,387       1,335,016
Longs Drug Stores Corp.                        64,774       1,303,901
TriQuint Semiconductor Inc./1/                232,381       1,301,334
Alaska Air Group Inc./1/                       45,991       1,279,470
IMC Global Inc.                               199,073       1,276,058
Credence Systems Corp./1/                     108,955       1,252,982
Hanover Compressor Co./1/                     126,170       1,249,083
Ruddick Corp.                                  80,146       1,245,469
Federal Signal Corp.                           83,132       1,238,667
CommScope Inc./1/                             102,354       1,234,389
Tecumseh Products Co. Class A                  31,945       1,191,868
Price Communications Corp./1/                  94,095       1,166,778
Interstate Bakeries Corp.                      77,433       1,161,495
Aquila Inc./1/                                338,018       1,142,501
Plexus Corp./1/                                73,428       1,141,071
Bandag Inc.                                    33,571       1,132,350
Wausau-Mosinee Paper Corp.                     89,100       1,087,911
Internet Security Systems Inc./1/              85,818       1,072,725
Horace Mann Educators Corp.                    73,800       1,070,838
Sierra Pacific Resources/1/                   202,405         981,664
Quantum Corp./1/                              306,659         944,510
Newport Corp./1/                               66,835         942,373
Advent Software Inc./1/                        56,265         905,304
Glatfelter Co.                                 75,527         889,708
Longview Fibre Co.                             88,250         862,202
Six Flags Inc./1/                             160,947         846,581
Carpenter Technology Corp.                     38,848         832,901
Wind River Systems Inc./1/                    137,647         783,211
Sequa Corp. Class A/1/                         18,164         777,601
Powerwave Technologies Inc./1/                108,927         721,097

SCHEDULES OF INVESTMENTS                                                      43
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Korn/Ferry International/1/                    65,028  $      536,481
Unifi Inc./1/                                  93,738         449,942
TOTAL COMMON STOCKS
 (Cost: $710,736,090)                                     739,768,737

SHORT TERM INVESTMENTS - 21.61%

MONEY MARKET FUNDS - 13.06%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/               65,036,229      65,036,229
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares/2/,/3/                             23,102,768      23,102,768
BlackRock Temp Cash Money Market Fund/2/    1,026,270       1,026,270
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/           5,447,033       5,447,033
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares/2/                                  2,100,252       2,100,252
                                                           96,712,552

FLOATING RATE NOTES - 4.94%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $ 1,050,126       1,050,026
  1.08%, 09/15/04/2/                        2,100,252       2,100,051
  1.17%, 08/23/04/2/                        1,050,126       1,050,932
CC USA Inc.
  1.06%, 05/24/04/2/                        2,100,252       2,100,117
  1.08%, 04/19/04/2/                          924,111         924,085
  1.12%, 07/15/04/2/                        1,050,126       1,050,424
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        2,100,252       2,100,052
  1.24%, 08/09/04/2/                          525,063         524,996
Five Finance Inc.
  1.09%, 04/15/04/2/                        1,050,126       1,050,126
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        2,100,252       2,100,252
Holmes Financing PLC
  1.08%, 04/15/04/2/                          420,050         420,050

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
K2 USA LLC
  1.08%, 08/16/04/2/                      $   525,063  $      524,994
  1.08%, 09/27/04/2/                        2,268,272       2,267,936
  1.09%, 04/13/04/2/                        1,050,126       1,050,098
  1.09%, 05/17/04/2/                        1,050,126       1,050,093
Links Finance LLC
  1.05%, 07/20/04/2/                          840,101         839,966
  1.08%, 05/04/04/2/                        1,050,126       1,050,095
  1.08%, 06/28/04/2/                        1,050,126       1,049,971
  1.09%, 03/29/04/2/                        1,050,126       1,050,126
Nationwide Building Society
  1.08%, 07/23/04/2/                        1,575,189       1,575,189
Sigma Finance Inc.
  1.05%, 07/20/04/2/                        1,050,126       1,049,957
  1.07%, 10/15/03/2/                        2,100,252       2,100,244
  1.07%, 07/01/04/2/                        1,050,126       1,049,929
  1.24%, 08/06/04/2/                          525,063         525,018
Tango Finance Corp.
  1.05%, 07/15/04/2/                          630,075         629,911
  1.06%, 07/06/04/2/                          630,075         630,026
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                        1,050,126       1,049,925
White Pine Finance LLC
  1.08%, 05/17/04/2/                        1,260,151       1,260,151
  1.08%, 07/06/04/2/                        1,260,151       1,260,059
  1.08%, 08/26/04/2/                        1,050,126       1,049,980
  1.09%, 04/20/04/2/                        1,050,126       1,050,126
                                                           36,584,905

COMMERCIAL PAPER - 2.58%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          997,620         997,179
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                        1,050,126       1,049,636
Edison Asset Securitization
  1.07%, 10/23/03/2/                        1,974,237       1,972,946
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          735,088         734,745
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                        1,239,148       1,238,601

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                      $ 1,050,126  $    1,049,544
New Center Asset Trust
  1.06%, 10/22/03/2/                        1,050,126       1,049,476
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                        1,050,126       1,049,544
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                        1,050,126       1,049,909
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          705,853         705,564
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          850,602         850,197
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        2,100,252       2,099,831
  1.05%, 10/15/03/2/                        1,050,126       1,049,698
  1.11%, 10/01/03/2/                        4,200,503       4,200,503
                                                           19,097,373

TIME DEPOSITS - 0.80%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                        1,050,126       1,050,126
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          525,063         525,063
  1.08%, 10/30/03/2/                          840,101         840,101
  1.37%, 08/26/04/2/                        2,100,252       2,100,252
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        1,365,164       1,364,549
                                                            5,880,091

REPURCHASE AGREEMENTS - 0.23%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                        1,680,201       1,680,201
                                                            1,680,201
TOTAL SHORT TERM INVESTMENTS
  (Cost: $159,955,122)                                    159,955,122

TOTAL INVESTMENTS IN
 SECURITIES - 121.52%
  (Cost $870,691,212)                                     899,723,859
Other Assets, Less Liabilities - (21.52%)                (159,314,354)
                                                       --------------
NET ASSETS - 100.00%                                   $  740,409,505
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      45

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES          VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.97%
NVR Inc./1/                                    30,578  $   14,264,637
Harman International Industries Inc.          137,655      13,538,369
Cephalon Inc./1/                              237,478      10,904,990
Mid Atlantic Medical Services Inc./1/         205,928      10,590,877
Zebra Technologies Corp. Class A/1/           201,509      10,391,819
Newfield Exploration Co./1/                   238,389       9,194,664
ITT Educational Services Inc./1/              191,801       9,191,104
Performance Food Group Co./1/                 194,516       7,918,746
Alliant Techsystems Inc./1/                   164,740       7,915,757
Ryland Group Inc.                             106,385       7,777,807
Raymond James Financial Inc.                  207,804       7,553,675
Scotts Co. (The) Class A/1/                   134,884       7,378,155
INAMED Corp./1/                                98,212       7,213,671
Renal Care Group Inc./1/                      209,758       7,163,236
Polaris Industries Inc.                        92,997       6,895,728
Pacific Sunwear of California Inc./1/         331,063       6,839,762
Medicis Pharmaceutical Corp. Class A          116,085       6,802,581
Shurgard Storage Centers Inc. Class A         192,187       6,784,201
Jeffries Group Inc.                           233,838       6,722,842
Avid Technology Inc./1/                       127,115       6,716,757
Hudson United Bancorp                         190,977       6,716,661
M.D.C. Holdings Inc.                          123,692       6,679,368
NBTY Inc./1/                                  284,041       6,632,357
Thor Industries Inc.                          122,171       6,599,677
FactSet Research Systems Inc.                 142,997       6,341,917
ResMed Inc./1/                                142,021       6,246,084
IDEXX Laboratories Inc./1/                    146,724       6,234,303
Cymer Inc./1/                                 149,997       6,179,876
Take-Two Interactive Software Inc./1/         178,267       6,091,383
AnnTaylor Stores Corp./1/                     189,485       6,090,048
Respironics Inc./1/                           145,636       6,084,672
Florida Rock Industries Inc.                  122,566       6,079,274
Essex Property Trust Inc.                      96,661       6,061,611
Regis Corp.                                   185,295       5,947,970
First Midwest Bancorp Inc.                    199,104       5,915,380
Flagstar Bancorp Inc.                         256,067       5,876,738
Roper Industries Inc.                         134,787       5,869,974
Whitney Holding Corp.                         171,962       5,846,708
Oshkosh Truck Corp.                           146,429       5,800,053
UCBH Holdings Inc.                            191,441       5,787,261
Skyworks Solutions Inc./1/                    632,891       5,759,308
Pharmaceutical Product Development
 Inc./1/                                      238,639       5,724,950
Global Payments Inc.                          158,942       5,721,912
Accredo Health Inc./1/                        204,383       5,720,680
Ethan Allen Interiors Inc.                    158,628       5,710,608
AptarGroup Inc.                               154,225       5,658,515
Downey Financial Corp.                        119,507       5,584,562
Timken Co. (The)                              366,087       5,579,166
Piedmont Natural Gas Co.                      142,893       5,572,827
Energen Corp.                                 153,432       5,551,170
TECHNE Corp./1/                               174,394       5,543,985
Varian Semiconductor Equipment
 Associates Inc./1/                           146,703       5,494,027
Fred's Inc.                                   165,911       5,468,427
Cooper Companies Inc.                         133,953       5,458,585
Briggs & Stratton Corp.                        92,539       5,437,592
United Stationers Inc./1/                     141,434       5,329,233
Southwest Bancorp of Texas Inc.               145,656       5,317,901
United Bancshares Inc.                        176,965       5,300,102
Southern Union Co./1/                         310,338       5,275,746
CACI International Inc. Class A/1/            122,892       5,265,922
First Bancorp                                 171,193       5,264,185
UGI Corp.                                     181,795       5,259,329
Standard-Pacific Corp.                        138,631       5,254,115
Patina Oil & Gas Corp.                        144,714       5,244,435
Tractor Supply Co./1/                         158,986       5,216,331
Panera Bread Co. Class A/1/                   127,296       5,214,044
Zale Corp./1/                                 116,948       5,193,661
La-Z-Boy Inc.                                 233,838       5,191,204
Heartland Express Inc.                        213,952       5,139,127
Atmos Energy Corp.                            213,525       5,111,788
Idex Corp.                                    139,611       5,087,425
MGI Pharma Inc./1/                            127,974       5,024,259

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Tom Brown Inc./1/                             194,644  $    5,002,351
South Financial Group Inc. (The)              200,419       4,988,429
Invacare Corp.                                132,190       4,967,700
P.F. Chang's China Bistro Inc./1/             108,441       4,917,799
Corn Products International Inc.              154,107       4,908,308
Staten Island Bancorp Inc.                    250,669       4,875,512
Cognex Corp.                                  184,147       4,841,225
Fossil Inc./1/                                199,375       4,830,856
Toro Co.                                      104,923       4,721,535
Cerner Corp./1/                               151,071       4,663,562
Chittenden Corp.                              156,230       4,647,842
Commercial Federal Corp.                      188,389       4,587,272
Tetra Tech Inc./1/                            229,728       4,573,885
Odyssey Healthcare Inc./1/                    152,821       4,557,122
Hot Topic Inc./1/                             202,088       4,555,064
Kronos Inc./1/                                 85,907       4,545,339
Pediatrix Medical Group Inc./1/                98,577       4,539,471
Mentor Corp.                                  198,799       4,532,617
Arbitron Inc./1/                              128,306       4,529,202
Hilb, Rogal & Hamilton Co.                    145,526       4,517,127
Linens 'N Things Inc./1/                      189,143       4,497,821
Evergreen Resources Inc./1/                   166,219       4,487,913
Benchmark Electronics Inc./1/                 105,843       4,473,984
Diagnostic Products Corp.                     122,834       4,462,559
Flowers Foods Inc.                            193,257       4,406,260
East West Bancorp Inc.                        102,863       4,397,393
Susquehanna Bancshares Inc.                   170,107       4,371,750
Hyperion Solutions Corp./1/                   151,302       4,368,089
Urban Outfitters Inc./1/                      166,780       4,346,287
Men's Wearhouse Inc. (The)/1/                 168,700       4,327,155
CEC Entertainment Inc./1/                     110,202       4,319,918
Philadelphia Consolidated Holding
 Corp./1/                                      93,473       4,318,453
Simpson Manufacturing Co. Inc./1/             105,418       4,310,542
Albany International Corp. Class A            139,393       4,298,880
Community First Bankshares Inc.               162,281       4,289,087
Massey Energy Co.                             321,974       4,282,254
SkyWest Inc.                                  247,183       4,281,210
MAF Bancorp Inc.                              111,653       4,265,145
Waste Connections Inc./1/                     121,056       4,247,855
SCP Pool Corp./1/                             151,310       4,209,444
Sonic Corp./1/                                166,279       4,203,533
New Century Financial Corp.                   148,097       4,194,107
New Jersey Resources Corp.                    116,304       4,191,596
Power Integrations Inc./1/                    125,956       4,186,777
CLARCOR Inc.                                  106,878       4,168,242
Engineered Support Systems Inc.                68,834       4,164,457
Roadway Corp.                                  85,072       4,148,961
Capital Automotive                            135,870       4,145,394
Fremont General Corp.                         324,680       4,126,683
Alpharma Inc. Class A                         220,605       4,103,253
Sybron Dental Specialties Inc./1/             163,124       4,089,519
Delphi Financial Group Inc. Class A            87,653       4,077,618
Commonwealth Telephone Enterprises
 Inc./1/                                      101,074       4,056,100
Knight Transportation Inc./1/                 160,085       4,013,331
Stone Energy Corp./1/                         112,966       3,985,440
Colonial Properties Trust                     110,411       3,978,108
AMERIGROUP Corp./1/                            88,782       3,962,341
Landstar System Inc./1/                        64,804       3,954,340
Regeneron Pharmaceuticals Inc./1/             222,808       3,937,017
TrustCo Bank Corp. NY                         317,975       3,930,171
Priority Healthcare Corp. Class B/1/          185,977       3,819,968
Christopher & Banks Corp.                     159,324       3,801,471
Gables Residential Trust                      117,182       3,787,322
Yellow Corp./1/                               126,530       3,780,716
Kellwood Co.                                  112,861       3,775,200
Delta & Pine Land Co.                         163,005       3,750,745
Mueller Industries Inc./1/                    146,709       3,733,744
Quiksilver Inc./1/                            233,954       3,731,566
j2 Global Communications Inc./1/               97,382       3,683,961
Lennox International Inc.                     249,890       3,650,893
USF Corp.                                     115,976       3,649,765
Hutchinson Technology Inc./1/                 110,189       3,647,256
LandAmerica Financial Group Inc.               79,366       3,638,137
Flir Systems Inc./1/                          141,773       3,632,224
Brookline Bancorp Inc.                        246,673       3,631,027
Cabot Oil & Gas Corp.                         137,806       3,582,956

SCHEDULES OF INVESTMENTS                                                      47
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.       190,713  $    3,566,333
Rare Hospitality International Inc./1/        142,737       3,555,579
ADVO Inc./1/                                   85,299       3,550,997
RLI Corp.                                     107,538       3,540,151
Anixter International Inc./1/                 155,030       3,530,033
Pep Boys-Manny, Moe & Jack Inc.               230,544       3,527,323
Dionex Corp./1/                                89,486       3,522,169
Unit Corp./1/                                 186,331       3,510,476
MacDermid Inc.                                132,593       3,507,085
Smith (A.O.) Corp.                            124,539       3,488,337
Cimarex Energy Co./1/                         177,746       3,483,822
Axcelis Technologies Inc./1/                  421,302       3,479,955
Adaptec Inc./1/                               460,309       3,479,936
Owens & Minor Inc.                            143,894       3,467,845
Winnebago Industries Inc.                      77,617       3,460,166
Ralcorp Holdings Inc./1/                      123,713       3,426,850
Selective Insurance Group Inc.                115,133       3,426,358
Spinnaker Exploration Co./1/                  142,131       3,411,144
WebEx Communications Inc./1/                  178,852       3,396,399
Cost Plus Inc./1/                              91,458       3,376,629
Kilroy Realty Corp.                           117,648       3,358,850
Group 1 Automotive Inc./1/                     96,390       3,329,311
ATMI Inc./1/                                  131,703       3,328,135
Wolverine World Wide Inc.                     170,786       3,313,248
Cleco Corp.                                   202,320       3,305,909
Brooks Automation Inc./1/                     158,085       3,303,976
Kroll Inc./1/                                 177,413       3,299,882
FEI Co./1/                                    140,714       3,284,265
Republic Bancorp Inc.                         246,274       3,280,370
Manhattan Associates Inc./1/                  126,406       3,272,651
Southwest Gas Corp.                           144,068       3,270,344
Wilson Greatbatch Technologies Inc./1/         90,617       3,266,743
Hughes Supply Inc.                            100,450       3,259,602
Georgia Gulf Corp.                            138,830       3,241,680
SERENA Software Inc./1/                       172,933       3,216,554
Avista Corp.                                  206,372       3,215,276
Integra LifeSciences Holdings Corp./1/        113,557       3,212,528
Trimble Navigation Ltd./1/                    138,699       3,210,882
Acuity Brands Inc.                            177,739       3,209,966
Northwest Natural Gas Co.                     109,864       3,186,056
Watson Wyatt & Co. Holdings/1/                141,026       3,174,495
Technitrol Inc./1/                            172,006       3,166,630
Progress Software Corp./1/                    146,977       3,160,006
Brady Corp. Class A                            99,219       3,156,156
Harland (John H.) Co.                         118,960       3,148,871
CAL Dive International Inc./1/                161,088       3,131,551
NDCHealth Corp.                               149,138       3,124,441
FileNET Corp./1/                              155,485       3,120,584
Coherent Inc./1/                              126,662       3,119,685
Curtiss-Wright Corp.                           44,065       3,111,870
G&K Services Inc. Class A                      88,761       3,106,635
Black Box Corp.                                77,888       3,100,721
BARRA Inc./1/                                  82,427       3,095,134
Steel Dynamics Inc./1/                        203,930       3,087,500
MAXIMUS Inc./1/                                88,933       3,063,742
St. Mary Land & Exploration Co.               120,112       3,041,236
American Medical Systems Holdings
 Inc./1/                                      140,127       3,040,756
Electronics Boutique Holdings Corp./1/        106,423       3,040,505
Argosy Gaming Co./1/                          124,548       3,038,971
Reliance Steel & Aluminum Co.                 135,985       3,017,507
IHOP Corp.                                     91,785       3,015,137
Insight Enterprises Inc./1/                   197,530       3,006,407
DSP Group Inc./1/                             120,466       3,000,808
Wintrust Financial Corp.                       79,465       2,993,447
Casey's General Store Inc.                    212,534       2,981,852
ABM Industries Inc.                           210,699       2,981,391
Vintage Petroleum Inc.                        273,536       2,976,072
CH Energy Group Inc.                           67,519       2,970,836
Russ Berrie & Co. Inc.                         87,983       2,964,147
Provident Bankshares Corp.                    104,805       2,960,741
Kirby Corp./1/                                103,147       2,960,319
Baldor Electric Co.                           139,963       2,954,619
American Italian Pasta Co. Class A/1/          76,260       2,950,499
Fuller (H.B.) Co.                             121,498       2,948,756

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Kansas City Southern Industries Inc./1/       264,222  $    2,924,938
Aaron Rents Inc.                              139,441       2,921,289
Photronics Inc./1/                            137,168       2,916,192
Arkansas Best Corp.                           105,893       2,912,057
SEACOR SMIT Inc./1/                            80,396       2,907,923
Irwin Financial Corp.                         119,520       2,904,336
WMS Industries Inc./1/                        128,042       2,901,432
Waypoint Financial Corp.                      144,460       2,889,200
Cubic Corp.                                   114,384       2,873,326
FirstFed Financial Corp./1/                    72,667       2,870,346
Lexington Corp. Properties Trust              149,751       2,869,229
Kaydon Corp.                                  119,921       2,846,925
PolyMedica Corp.                              105,996       2,808,894
CUNO Inc./1/                                   71,441       2,799,780
American Healthways Inc./1/                    66,632       2,797,878
AmSurg Corp./1/                                84,470       2,786,665
Maverick Tube Corp./1/                        179,307       2,782,845
Southwestern Energy Co./1/                    152,082       2,752,684
Ultratech Inc./1/                              97,435       2,749,616
Analogic Corp.                                 57,204       2,745,792
Jack in the Box Inc./1/                       154,152       2,743,906
United Natural Foods Inc./1/                   82,647       2,743,054
UniSource Energy Corp.                        143,774       2,734,581
EMCOR Group Inc./1/                            64,148       2,729,497
Movie Gallery Inc./1/                         138,423       2,720,012
K-Swiss Inc. Class A                           75,308       2,710,335
URS Corp./1/                                  139,607       2,708,376
Province Healthcare Co./1/                    208,558       2,700,826
US Oncology Inc./1/                           368,622       2,694,627
THQ Inc./1/                                   163,633       2,686,854
BankUnited Financial Corp. Class A/1/         125,871       2,653,361
Hain Celestial Group Inc./1/                  145,751       2,642,466
Aztar Corp./1/                                148,543       2,630,697
Inter-Tel Inc.                                106,695       2,619,362
Triarc Companies Inc. Class B                 251,797       2,618,689
Dendrite International Inc./1/                171,988       2,612,498
NCO Group Inc./1/                             110,888       2,602,541
Advanced Energy Industries Inc./1/            137,748       2,599,305
Viasys Healthcare Inc./1/                     127,576       2,577,035
CONMED Corp./1/                               123,878       2,556,842
Actel Corp./1/                                105,866       2,537,608
MICROS Systems Inc./1/                         74,217       2,534,511
Centene Corp./1/                               83,260       2,530,271
Forward Air Corp./1/                           90,928       2,514,159
Dime Community Bancshares                     108,883       2,504,309
Sierra Health Services Inc./1/                121,854       2,504,100
Electro Scientific Industries Inc./1/         118,625       2,499,429
Cambrex Corp.                                 110,089       2,499,020
Veeco Instruments Inc./1/                     125,178       2,498,553
Aeroflex Inc./1/                              282,192       2,497,399
Enzo Biochem Inc./1/                          127,925       2,495,817
UICI/1/                                       198,495       2,489,127
SPS Technologies Inc./1/                       55,242       2,485,890
Barnes Group Inc.                              95,614       2,482,139
eFunds Corp./1/                               200,094       2,471,161
Manitowoc Co. Inc. (The)                      113,043       2,451,903
Tredegar Corp.                                162,881       2,451,359
Frontier Airlines Inc./1/                     148,002       2,436,113
Haemonetics Corp./1/                          103,110       2,434,427
Exar Corp./1/                                 171,962       2,429,823
Landry's Restaurants Inc.                     117,828       2,427,257
Oceaneering International Inc./1/             103,051       2,423,760
Brown Shoe Co. Inc.                            76,319       2,419,312
Financial Federal Corp./1/                     79,260       2,418,223
CARBO Ceramics Inc.                            66,296       2,397,263
El Paso Electric Co./1/                       206,545       2,385,595
Sunrise Senior Living Inc./1/                  90,875       2,383,651
Jo-Ann Stores Inc./1/                          85,246       2,378,363
Anchor BanCorp Wisconsin Inc.                 100,540       2,360,679
DRS Technologies Inc./1/                       95,951       2,315,298
TBC Corp./1/                                   92,249       2,310,837
Kulicke & Soffa Industries Inc./1/            212,840       2,307,186
Ryan's Family Steak Houses Inc./1/            180,315       2,306,229
Seacoast Financial Services Corp.             111,348       2,306,017
Quanex Corp.                                   68,600       2,304,960
American Management Systems Inc./1/           180,641       2,303,173
Boston Private Financial Holdings Inc.         96,939       2,283,883
Pinnacle Systems Inc./1/                      270,212       2,277,887

SCHEDULES OF INVESTMENTS                                                      49
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Griffon Corp./1/                              126,482  $    2,271,617
ANSYS Inc./1/                                  63,860       2,269,584
Russell Corp.                                 138,992       2,265,570
WD-40 Co.                                      71,253       2,258,008
Sterling Bancshares Inc.                      188,575       2,249,700
Global Imaging Systems Inc./1/                 91,333       2,246,792
Glenborough Realty Trust Inc.                 118,926       2,242,944
School Specialty Inc./1/                       79,501       2,242,723
CDI Corp.                                      82,924       2,241,436
Zenith National Insurance Corp.                80,364       2,235,726
Advanced Medical Optics Inc./1/               124,239       2,231,332
Texas Industries Inc.                          90,127       2,217,124
Checkpoint Systems Inc./1/                    140,163       2,214,575
Commercial Metals Co.                         119,832       2,201,314
Laclede Group Inc. (The)                       81,485       2,200,910
Oxford Industries Inc.                         34,187       2,194,805
Regal-Beloit Corp.                            107,222       2,187,329
UIL Holdings Corp.                             61,879       2,165,146
Too Inc./1/                                   146,850       2,163,101
Rock-Tenn Co. Class A                         148,318       2,162,476
Bowne & Co. Inc.                              143,858       2,150,677
Stewart Information Services Corp./1/          76,056       2,147,821
Paxar Corp./1/                                166,870       2,135,936
Rogers Corp./1/                                68,534       2,125,925
Watsco Inc.                                   110,938       2,120,025
JLG Industries Inc.                           183,998       2,119,657
Imagistics International Inc./1/               72,684       2,106,382
Thomas Industries Inc.                         73,822       2,105,403
Woodward Governor Co.                          47,720       2,085,841
Verity Inc./1/                                158,606       2,072,980
C&D Technologies Inc.                         109,515       2,072,024
W-H Energy Services Inc./1/                   116,395       2,071,831
Remington Oil & Gas Corp./1/                  113,770       2,064,926
CIBER Inc./1/                                 271,409       2,062,708
Kopin Corp./1/                                297,285       2,060,185
Monaco Coach Corp./1/                         124,183       2,055,229
Watts Industries Inc. Class A                 116,239       2,048,131
Triumph Group Inc./1/                          67,835       2,021,483
Valmont Industries Inc.                       102,078       2,020,124
Schulman (A.) Inc.                            126,738       2,010,065
Insituform Technologies Inc. Class A/1/       113,158       2,009,686
Standard Register Co. (The)                   120,883       2,006,658
Teledyne Technologies Inc./1/                 137,664       2,003,011
Photon Dynamics Inc./1/                        68,663       2,001,526
Arch Chemicals Inc.                            96,095       1,998,776
SurModics Inc./1/                              74,353       1,995,635
Viasat Inc./1/                                111,867       1,992,351
Websense Inc./1/                               93,643       1,991,787
General Communication Inc. Class A/1/         239,229       1,990,385
Armor Holdings Inc./1/                        118,500       1,984,875
Hydril Co./1/                                  97,326       1,971,825
ElkCorp                                        83,549       1,968,414
Offshore Logistics Inc./1/                     96,786       1,964,756
Phillips-Van Heusen Corp.                     130,393       1,957,199
StarTek Inc.                                   61,084       1,954,688
Children's Place Retail Stores
 Inc. (The)/1/                                113,842       1,952,390
Cross Country Healthcare Inc./1/              138,100       1,945,829
Datascope Corp.                                63,191       1,942,491
Standard Microsystems Corp./1/                 71,966       1,941,643
Riggs National Corp.                          122,699       1,932,509
Park Electrochemical Corp.                     84,943       1,932,453
Mercury Computer Systems Inc./1/               90,445       1,929,192
Shuffle Master Inc./1/                         70,912       1,927,388
International Multifoods Corp./1/              82,533       1,927,146
Marcus Corp.                                  126,005       1,922,836
First Republic Bank                            62,303       1,920,801
Tetra Technologies Inc./1/                     92,695       1,911,371
Belden Inc.                                   108,928       1,902,972
Papa John's International Inc./1/              76,633       1,901,265
Presidential Life Corp.                       125,519       1,899,102
GBC Bancorp                                    49,462       1,896,868
Central Parking Corp.                         154,486       1,892,453
Microsemi Corp./1/                            123,844       1,887,383
ShopKo Stores Inc./1/                         125,095       1,876,425
Action Performance Companies Inc.              76,771       1,876,283
Biosite Inc./1/                                65,776       1,866,723

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Lone Star Steakhouse & Saloon Inc.             89,135  $    1,862,921
Hooper Holmes Inc.                            278,196       1,850,003
Universal Forest Products Inc.                 76,084       1,846,559
Stewart & Stevenson Services Inc.             122,568       1,840,971
Ionics Inc./1/                                 75,097       1,836,873
Stride Rite Corp.                             169,281       1,828,235
Helix Technology Corp.                        111,679       1,828,185
JDA Software Group Inc./1/                    122,552       1,822,348
Cash America International Inc.               110,794       1,817,022
Arctic Cat Inc.                                93,657       1,810,390
CTS Corp.                                     146,842       1,807,625
Methode Electronics Inc. Class A              152,916       1,805,938
Information Holdings Inc./1/                   89,599       1,794,668
ESS Technology Inc./1/                        166,158       1,791,183
InVision Technologies Inc./1/                  73,523       1,789,550
OM Group Inc./1/                              121,932       1,785,084
Gymboree Corp./1/                             126,007       1,775,439
Spherion Corp./1/                             254,947       1,774,431
DuPont Photomasks Inc./1/                      77,669       1,763,863
Cohu Inc.                                      90,070       1,761,769
Cato Corp. Class A                             87,293       1,760,700
Nautilus Group Inc. (The)                     139,401       1,759,241
Wabash National Corp./1/                      109,836       1,751,884
Itron Inc./1/                                  87,227       1,750,646
Pre-Paid Legal Services Inc./1/                74,554       1,746,055
Steak n Shake Company (The)/1/                116,228       1,731,797
Labor Ready Inc./1/                           172,081       1,729,414
Esterline Technologies Corp./1/                89,562       1,727,651
CIMA Labs Inc./1/                              61,561       1,720,630
EDO Corp.                                      84,770       1,716,592
Haverty Furniture Companies Inc.               93,905       1,716,583
K2 Inc./1/                                    115,291       1,712,071
Vicor Corp./1/                                179,553       1,711,140
Dress Barn Inc./1/                            124,709       1,708,513
Shaw Group Inc. (The)/1/                      162,315       1,705,931
Orthodontic Centers of America Inc./1/        215,058       1,694,657
Sola International Inc./1/                    105,758       1,692,128
PAREXEL International Corp./1/                109,859       1,683,040
GenCorp. Inc.                                 187,053       1,674,124
Prime Hospitality Corp./1/                    192,374       1,671,730
Frontier Oil Corp.                            112,382       1,652,015
Lone Star Technologies Inc./1/                122,230       1,648,883
MemberWorks Inc./1/                            51,816       1,648,785
Duane Reade Inc./1/                           103,365       1,648,672
Atlantic Coast Airlines
 Holdings Inc./1/                             193,687       1,648,276
Swift Energy Co./1/                           116,684       1,646,411
Harmonic Inc./1/                              260,119       1,630,946
Vital Sign Inc.                                55,249       1,618,796
Applied Industrial Technologies Inc.           81,214       1,613,722
SOURCECORP Inc./1/                             69,378       1,613,039
Libbey Inc.                                    57,401       1,596,322
Schweitzer-Mauduit International Inc.          63,126       1,593,932
iDine Rewards Network Inc./1/                  97,774       1,588,827
Intermagnetics General Corp./1/                70,763       1,582,261
ICU Medical Inc./1/                            58,105       1,581,037
ArthroCare Corp./1/                            88,608       1,578,995
Champion Enterprises Inc./1/                  243,246       1,544,612
PolyOne Corp.                                 392,854       1,543,916
Cable Design Technologies Corp./1/            191,689       1,533,512
American States Water Co.                      65,024       1,532,616
Roto-Rooter Inc.                               42,249       1,501,952
Genesco Inc./1/                                93,515       1,501,851
Mesa Air Group Inc./1/                        135,265       1,501,441
Systems & Computer Technology Corp./1/        143,939       1,501,284
PRG-Schultz International Inc./1/             264,177       1,500,525
Nuevo Energy Co./1/                            82,311       1,495,591
Deltic Timber Corp.                            51,174       1,479,952
New England Business Service Inc.              55,538       1,478,422
Chesapeake Corp.                               65,572       1,477,993
Netegrity Inc./1/                             147,626       1,477,736
Pegasus Solutions Inc./1/                     106,193       1,468,649
Consolidated Graphics Inc./1/                  57,056       1,450,934
Gardner Denver Inc./1/                         69,009       1,449,879

SCHEDULES OF INVESTMENTS                                                      51
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Buckeye Technologies Inc./1/                  159,052  $    1,445,783
SWS Group Inc.                                 72,946       1,437,766
MRO Software Inc./1/                          105,034       1,433,714
Fleetwood Enterprises Inc./1/                 154,540       1,432,586
TALX Corp.                                     58,063       1,429,511
Atwood Oceanics Inc./1/                        59,557       1,428,772
Prima Energy Corp./1/                          54,804       1,383,801
RadiSys Corp./1/                               76,263       1,375,785
Goody's Family Clothing Inc.                  139,376       1,374,247
Robbins & Myers Inc.                           61,784       1,374,076
Rudolph Technologies Inc./1/                   70,051       1,352,685
Great Atlantic & Pacific Tea Co./1/           165,663       1,343,527
DIMON Inc.                                    192,417       1,327,677
Heidrick & Struggles International
 Inc./1/                                       78,087       1,322,013
OshKosh B'Gosh Inc. Class A                    51,052       1,313,057
O'Charley's Inc./1/                            87,946       1,304,239
Planar Systems Inc./1/                         60,722       1,302,487
J&J Snack Foods Corp./1/                       37,288       1,297,622
Myers Industries Inc.                         128,987       1,291,160
Jakks Pacific Inc./1/                         105,756       1,289,166
EPIQ Systems Inc./1/                           75,850       1,286,416
Savient Pharmaceuticals Inc./1/               254,292       1,284,175
Concord Camera Corp./1/                       119,665       1,274,432
Wet Seal Inc. Class A/1/                      126,679       1,273,124
Artesyn Technologies Inc./1/                  166,467       1,261,820
Plains Resource Inc./1/                       101,060       1,258,197
Dril-Quip Inc./1/                              74,382       1,257,056
Standex International Corp.                    51,642       1,254,901
SPSS Inc./1/                                   74,266       1,252,867
Kaman Corp. Class A                            96,381       1,249,098
Hancock Fabrics Inc.                           78,865       1,244,490
Lance Inc.                                    125,175       1,244,239
Bally Total Fitness Holding Corp./1/          143,321       1,239,727
Audiovox Corp. Class A/1/                      98,146       1,239,584
Bel Fuse Inc. Class B                          46,897       1,239,019
Coinstar Inc./1/                               92,011       1,237,548
Apogee Enterprises Inc.                       116,978       1,207,213
Agilysys Inc.                                 136,908       1,200,683
Sturm Ruger & Co. Inc.                        115,764       1,194,684
Interface Inc. Class A/1/                     219,623       1,190,357
4Kids Entertainment Inc./1/                    56,269       1,187,276
Mobile Mini Inc./1/                            61,502       1,186,374
Possis Medical Inc./1/                         75,107       1,171,669
RehabCare Group Inc./1/                        67,963       1,158,769
Skyline Corp.                                  36,096       1,155,794
Hologic Inc./1/                                84,289       1,148,859
Veritas DGC Inc./1/                           143,484       1,145,002
Symmetricom Inc./1/                           180,661       1,143,584
Cleveland-Cliffs Inc./1/                       44,221       1,132,058
Central Vermont Public Service Corp.           50,934       1,129,716
Pericom Semiconductor Corp./1/                110,477       1,104,770
Noven Pharmaceuticals Inc./1/                  96,774       1,103,224
AAR Corp./1/                                  137,035       1,099,021
Lawson Products Inc.                           40,826       1,096,178
Tower Automotive Inc./1/                      240,654       1,082,943
Volt Information Sciences Inc./1/              65,465       1,080,173
Rainbow Technologies Inc./1/                  115,015       1,051,237
Caraustar Industries Inc./1/                  120,096       1,048,438
NUI Corp.                                      68,928       1,030,474
C-COR.net Corp./1/                            155,600       1,026,960
Wellman Inc.                                  136,401       1,024,372
Roxio Inc./1/                                 117,627       1,019,826
Administaff Inc./1/                           114,308       1,016,198
Lindsay Manufacturing Co.                      50,486       1,014,769
Pope & Talbot Inc.                             66,886       1,011,316
National Presto Industries Inc.                29,325       1,007,020
X-Rite Inc.                                    86,759         982,112
Concord Communications Inc./1/                 74,966         981,305
Century Aluminum Co./1/                        90,291         979,657
Supertex Inc./1/                               54,468         977,156
Bei Technologies Inc.                          62,579         976,232
Stein Mart Inc./1/                            178,113         974,278
Jill (J.) Group Inc. (The)/1/                  83,672         962,228
Curative Health Services Inc./1/               53,415         954,526
RTI International Metals Inc./1/               89,115         937,490
Tollgrade Communications Inc./1/               58,331         937,379
Keithley Instruments Inc.                      66,210         936,871
Quaker Chemical Corp.                          39,981         929,958
Cascade Natural Gas Corp.                      47,315         927,374
PC-Tel Inc./1/                                 85,459         911,848

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Network Equipment Technologies Inc./1/         96,842  $      886,104
Astec Industries Inc./1/                       84,304         868,331
Standard Motor Products Inc.                   84,909         857,581
Input/Output Inc./1/                          219,294         857,440
Nelson (Thomas) Inc./1/                        61,555         850,075
Midas Inc./1/                                  64,171         844,490
Advanced Marketing Services Inc.               82,025         838,295
Ryerson Tull Inc.                             106,802         833,056
Lydall Inc./1/                                 68,455         822,145
Alliance Semiconductor Corp./1/               150,738         820,015
Carreker Corp./1/                              99,717         802,722
Nash Finch Co.                                 51,196         793,538
Ziz Corp./1/                                   96,639         783,742
Coachmen Industries Inc.                       66,687         780,905
Pinnacle Entertainment Inc./1/                111,183         778,281
Boston Communications Group Inc./1/            77,361         771,367
Building Materials Holdings Corp.              57,164         748,848
NYFIX Inc./1/                                 133,361         746,822
Radiant Systems Inc./1/                       118,106         739,344
Fedders Corp.                                 126,257         732,291
Theragenics Corp./1/                          127,808         728,506
Angelica Corp.                                 37,923         720,536
Brush Engineered Materials Inc./1/             70,258         720,144
Department 56 Inc./1/                          55,867         709,511
Bell Microproducts Inc./1/                    107,571         700,287
Catapult Communications Corp./1/               55,406         697,007
Captaris Inc./1/                              129,855         686,933
SBS Technologies Inc./1/                       62,422         677,279
Bassett Furniture Industries Inc.              49,959         676,944
Gerber Scientific Inc./1/                      94,721         672,519
Phoenix Technologies Ltd./1/                  103,677         650,055
MapInfo Corp./1/                               66,327         636,076
CPI Corp.                                      34,545         635,628
Material Sciences Corp.                        60,133         614,559
Applica Inc./1/                               101,169         612,072
OMNOVA Solutions Inc./1/                      171,213         600,958
Osteotech Inc./1/                              72,980         597,706
Ultimate Electronics Inc./1/                   62,467         592,812
Midway Games Inc./1/                          198,783         588,398
Footstar Inc./1/                               86,774         586,592
On Assignment Inc./1/                         109,294         577,072
QRS Corp./1/                                   67,808         576,368
Digi International Inc./1/                     86,778         574,384
Insurance Auto Auctions Inc./1/                49,744         559,620
ArQule Inc./1/                                116,060         533,876
Steel Technologies Inc.                        42,085         523,958
CryoLife Inc./1/                               84,054         517,773
Three-Five Systems Inc./1/                     91,631         504,887
Nature's Sunshine Products Inc.                59,976         497,801
Magnetek Inc./1/                               99,782         493,921
SCM Microsystems Inc./1/                       65,793         480,947
Salton Inc./1/                                 48,210         479,690
Green Mountain Power Corp.                     21,156         477,068
Intermet Corp.                                110,389         474,673
Penford Corp.                                  36,502         474,526
Enesco Group Inc./1/                           59,303         474,424
Haggar Corp.                                   27,547         425,601
SCPIE Holdings Inc.                            41,782         417,820
Concerto Software Inc./1/                      48,790         414,715
Brooktrout Inc./1/                             53,756         413,921
Butler Manufacturing Co.                       27,074         411,254
IMCO Recycling Inc./1/                         65,021         399,879
Huffy Corp./1/                                 64,065         390,796
Cross (A.T.) Co. Class A/1/                    64,735         388,410
Ashworth Inc./1/                               55,276         383,063
Metro One Telecommunications Inc./1/          105,539         367,276
Milacron Inc.                                 145,973         335,738
Commonwealth Industries Inc.                   68,663         326,149
Castle (A.M.) & Co./1/                         68,209         302,848
Meade Instruments Corp./1/                     83,451         277,057
Wolverine Tube Inc./1/                         51,761         218,949
TOTAL COMMON STOCKS
 (Cost: $1,646,139,761)                                 1,645,616,858

SCHEDULES OF INVESTMENTS                                                      53
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.68%

MONEY MARKET FUNDS - 14.14%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/              154,152,614  $  154,152,614
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares/2/,/3/                             57,356,535      57,356,535
BlackRock Temp Cash Money
 Market Fund/2/                             2,547,890       2,547,890
Short Term Investment Co. -
 Liquid Assets Money
 Market Portfolio/2/                       13,523,181      13,523,181
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares/2/                                  5,214,230       5,214,230
                                                          232,794,450

FLOATING RATE NOTES - 5.52%
Beta Finance Inc.
  1.08%, 05/20/04/2/                     $  2,607,115       2,606,867
  1.08%, 09/15/04/2/                        5,214,230       5,213,732
  1.17%, 08/23/04/2/                        2,607,115       2,609,116
CC USA Inc.
  1.06%, 05/24/04/2/                        5,214,230       5,213,896
  1.08%, 04/19/04/2/                        2,294,261       2,294,199
  1.12%, 07/15/04/2/                        2,607,115       2,607,855
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        5,214,230       5,213,735
  1.24%, 08/09/04/2/                        1,303,558       1,303,391
Five Finance Inc.
  1.09%, 04/15/04/2/                        2,607,115       2,607,115
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        5,214,230       5,214,230
Holmes Financing PLC
  1.08%, 04/15/04/2/                        1,042,846       1,042,846
K2 USA LLC
  1.08%, 08/16/04/2/                        1,303,558       1,303,387
  1.08%, 09/27/04/2/                        5,631,369       5,630,536
  1.09%, 04/13/04/2/                        2,607,115       2,607,047
  1.09%, 05/17/04/2/                        2,607,115       2,607,035

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                     $  2,085,692  $    2,085,357
  1.08%, 05/04/04/2/                        2,607,115       2,607,039
  1.08%, 06/28/04/2/                        2,607,115       2,606,730
  1.09%, 03/29/04/2/                        2,607,115       2,607,115
Nationwide Building Society
  1.08%, 07/23/04/2/                        3,910,673       3,910,673
Sigma Finance Inc.
  1.05%, 07/20/04/2/                        2,607,115       2,606,697
  1.07%, 10/15/03/2/                        5,214,230       5,214,210
  1.07%, 07/01/04/2/                        2,607,115       2,606,627
  1.24%, 08/06/04/2/                        1,303,558       1,303,447
Tango Finance Corp.
  1.05%, 07/15/04/2/                        1,564,269       1,563,861
  1.06%, 07/06/04/2/                        1,564,269       1,564,147
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                        2,607,115       2,606,617
White Pine Finance LLC
  1.08%, 05/17/04/2/                        3,128,538       3,128,538
  1.08%, 07/06/04/2/                        3,128,538       3,128,309
  1.08%, 08/26/04/2/                        2,607,115       2,606,753
  1.09%, 04/20/04/2/                        2,607,115       2,607,115
                                                           90,828,222

COMMERCIAL PAPER - 2.88%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                        2,476,759       2,475,666
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                        2,607,115       2,605,899
Edison Asset Securitization
  1.07%, 10/23/03/2/                        4,901,377       4,898,172
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                        1,824,981       1,824,130
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                        3,076,396       3,075,037
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                        2,607,115       2,605,670
New Center Asset Trust
  1.06%, 10/22/03/2/                        2,607,115       2,605,503
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                        2,607,115       2,605,670

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                     $  2,607,115  $    2,606,578
Receivables Capital Corp.
  1.05%, 10/15/03/2/                        1,752,399       1,751,684
Sydney Capital Corp.
  1.07%, 10/17/03/2/                        2,111,763       2,110,759
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        5,214,230       5,213,186
  1.05%, 10/15/03/2/                        2,607,115       2,606,051
  1.11%, 10/01/03/2/                       10,428,461      10,428,461
                                                           47,412,466

TIME DEPOSITS - 0.89%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                        2,607,115       2,607,115
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                        1,303,558       1,303,558
  1.08%, 10/30/03/2/                        2,085,692       2,085,692
  1.37%, 08/26/04/2/                        5,214,230       5,214,230
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        3,389,250       3,387,724
                                                           14,598,319

REPURCHASE AGREEMENTS - 0.25%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                        4,171,384       4,171,384
                                                            4,171,384
TOTAL SHORT TERM INVESTMENTS
 (Cost: $389,804,841)                                     389,804,841

TOTAL INVESTMENTS IN
 SECURITIES - 123.65%
 (Cost $2,035,944,602)                                  2,035,421,699
OTHER ASSETS, LESS LIABILITIES - (23.65%)                (389,263,683)
                                                       --------------
NET ASSETS - 100.00%                                   $1,646,158,016
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      55

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.98%
NVR Inc./1/                                    18,461  $    8,612,057
Harman International Industries Inc.           83,105       8,173,377
Cephalon Inc./1/                              143,364       6,583,275
Mid Atlantic Medical Services Inc./1/         124,395       6,397,635
Zebra Technologies Corp. Class A/1/           121,719       6,277,049
ITT Educational Services Inc./1/              115,799       5,549,088
Performance Food Group Co./1/                 117,689       4,791,119
Alliant Techsystems Inc./1/                    99,690       4,790,105
Ryland Group Inc.                              64,217       4,694,905
Scotts Co. (The) Class A/1/                    81,572       4,461,988
INAMED Corp./1/                                59,342       4,358,670
Renal Care Group Inc./1/                      126,727       4,327,727
Polaris Industries Inc.                        56,134       4,162,336
Pacific Sunwear of California Inc./1/         200,018       4,132,372
Medicis Pharmaceutical Corp. Class A           70,130       4,109,618
Shurgard Storage Centers Inc. Class A         116,109       4,098,648
Hudson United Bancorp                         115,538       4,063,471
Avid Technology Inc./1/                        76,807       4,058,482
NBTY Inc./1/                                  171,596       4,006,767
Thor Industries Inc.                           73,807       3,987,054
FactSet Research Systems Inc.                  86,510       3,836,719
ResMed Inc./1/                                 85,804       3,773,660
IDEXX Laboratories Inc./1/                     88,554       3,762,659
Cymer Inc./1/                                  90,626       3,733,791
Florida Rock Industries Inc.                   74,151       3,677,890
Take-Two Interactive Software Inc./1/         107,601       3,676,726
Respironics Inc./1/                            88,000       3,676,640
Regis Corp.                                   111,948       3,593,531
First Midwest Bancorp Inc.                    120,174       3,570,370
Flagstar Bancorp Inc.                         154,761       3,551,765
Roper Industries Inc.                          81,355       3,543,010
Essex Property Trust Inc.                      56,414       3,537,722
Oshkosh Truck Corp.                            88,377       3,500,613
UCBH Holdings Inc.                            115,678       3,496,946
Pharmaceutical Product Development
 Inc./1/                                      144,370       3,463,436
Global Payments Inc.                           95,992       3,455,712
Accredo Health Inc./1/                        123,362       3,452,902
Ethan Allen Interiors Inc.                     95,837       3,450,132
Piedmont Natural Gas Co.                       86,244       3,363,516
TECHNE Corp./1/                               105,261       3,346,247
Varian Semiconductor Equipment
 Associates Inc./1/                            88,721       3,322,601
Fred's Inc.                                   100,258       3,304,504
Cooper Companies Inc.                          80,945       3,298,509
Southwest Bancorp of Texas Inc.                87,936       3,210,543
United Bancshares Inc.                        106,808       3,198,900
CACI International Inc. Class A/1/             74,175       3,178,399
UGI Corp.                                     109,858       3,178,192
First Bancorp                                 103,323       3,177,182
Patina Oil & Gas Corp.                         87,341       3,165,238
Panera Bread Co. Class A/1/                    76,898       3,149,742
Tractor Supply Co./1/                          95,987       3,149,333
La-Z-Boy Inc.                                 141,133       3,133,153
Heartland Express Inc.                        129,131       3,101,727
Idex Corp.                                     84,308       3,072,184
MGI Pharma Inc./1/                             77,335       3,036,172
P.F. Chang's China Bistro Inc./1/              65,473       2,969,201
Cognex Corp.                                  111,288       2,925,762
Fossil Inc./1/                                120,368       2,916,517
Toro Co.                                       63,351       2,850,795
Tetra Tech Inc./1/                            138,645       2,760,422
Odyssey Healthcare Inc./1/                     92,346       2,753,758
Hot Topic Inc./1/                             122,104       2,752,224
Kronos Inc./1/                                 51,922       2,747,193
Arbitron Inc./1/                               77,541       2,737,197
Mentor Corp.                                  120,025       2,736,570
Hilb, Rogal & Hamilton Co.                     87,862       2,727,236
Evergreen Resources Inc./1/                   100,456       2,712,312
Diagnostic Products Corp.                      74,162       2,694,305
East West Bancorp Inc.                         62,105       2,654,989
Hyperion Solutions Corp./1/                    91,314       2,636,235
Urban Outfitters Inc./1/                      100,820       2,627,369
CEC Entertainment Inc./1/                      66,505       2,606,996
Simpson Manufacturing Co. Inc./1/              63,645       2,602,444
Community First Bankshares Inc.                97,936       2,588,448
Waste Connections Inc./1/                      73,221       2,569,325
SCP Pool Corp./1/                              91,354       2,541,468

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Sonic Corp./1/                                100,358  $    2,537,050
New Century Financial Corp.                    89,366       2,530,845
New Jersey Resources Corp.                     70,220       2,530,729
Power Integrations Inc./1/                     76,128       2,530,495
CLARCOR Inc.                                   64,529       2,516,631
Engineered Support Systems Inc.                41,559       2,514,320
Capital Automotive                             82,131       2,505,817
Sybron Dental Specialties Inc./1/              98,567       2,471,075
Commonwealth Telephone Enterprises
 Inc./1/                                       61,094       2,451,702
Knight Transportation Inc./1/                  96,694       2,424,119
AMERIGROUP Corp./1/                            53,666       2,395,114
Landstar System Inc./1/                        39,107       2,386,309
Regeneron Pharmaceuticals Inc./1/             134,626       2,378,841
TrustCo Bank Corp. NY                         191,883       2,371,674
Priority Healthcare Corp. Class B/1/          112,234       2,305,286
Christopher & Banks Corp.                      96,313       2,298,028
Yellow Corp./1/                                76,348       2,281,278
Delta & Pine Land Co.                          98,418       2,264,598
Quiksilver Inc./1/                            141,416       2,255,585
j2 Global Communications Inc./1/               58,864       2,226,825
Flir Systems Inc./1/                           85,554       2,191,893
Cabot Oil & Gas Corp.                          83,306       2,165,956
ADVO Inc./1/                                   51,561       2,146,484
Dionex Corp./1/                                54,011       2,125,873
Unit Corp./1/                                 112,639       2,122,119
MacDermid Inc.                                 80,011       2,116,291
Owens & Minor Inc.                             86,984       2,096,314
Winnebago Industries Inc.                      46,917       2,091,560
WebEx Communications Inc./1/                  108,097       2,052,762
Cost Plus Inc./1/                              55,286       2,041,159
ATMI Inc./1/                                   79,614       2,011,846
Manhattan Associates Inc./1/                   76,405       1,978,125
Republic Bancorp Inc.                         148,387       1,976,515
Wilson Greatbatch Technologies Inc./1/         54,777       1,974,711
Georgia Gulf Corp.                             83,908       1,959,252
SERENA Software Inc./1/                       104,522       1,944,109
Integra LifeSciences Holdings Corp./1/         68,663       1,942,476
Trimble Navigation Ltd./1/                     83,840       1,940,896
Watson Wyatt & Co. Holdings/1/                 85,232       1,918,572
Progress Software Corp./1/                     88,864       1,910,576
Harland (John H.) Co.                          72,093       1,908,302
Brady Corp. Class A                            59,976       1,907,837
CAL Dive International Inc./1/                 97,362       1,892,717
NDCHealth Corp.                                90,136       1,888,349
FileNET Corp./1/                               93,940       1,885,376
BARRA Inc./1/                                  49,735       1,867,549
St. Mary Land & Exploration Co.                72,598       1,838,181
Electronics Boutique Holdings Corp./1/         64,334       1,838,022
American Medical Systems Holdings
 Inc./1/                                       84,691       1,837,795
Argosy Gaming Co./1/                           75,280       1,836,832
DSP Group Inc./1/                              72,827       1,814,121
Wintrust Financial Corp.                       48,027       1,809,177
Baldor Electric Co.                            84,588       1,785,653
American Italian Pasta Co. Class A/1/          46,092       1,783,299
Cubic Corp.                                    69,132       1,736,596
Kaydon Corp.                                   72,474       1,720,533
PolyMedica Corp.                               64,210       1,701,565
American Healthways Inc./1/                    40,373       1,695,262
CUNO Inc./1/                                   43,139       1,690,622
AmSurg Corp./1/                                51,207       1,689,319
Maverick Tube Corp./1/                        108,435       1,682,911
Ultratech Inc./1/                              59,062       1,666,730
United Natural Foods Inc./1/                   49,984       1,658,969
Movie Gallery Inc./1/                          83,616       1,643,054
K-Swiss Inc. Class A                           45,649       1,642,908
Inter-Tel Inc.                                 64,676       1,587,796
Dendrite International Inc./1/                104,281       1,584,028
Advanced Energy Industries Inc./1/             83,254       1,571,003
Actel Corp./1/                                 64,025       1,534,679
Centene Corp./1/                               50,376       1,530,927
MICROS Systems Inc./1/                         44,828       1,530,876
Forward Air Corp./1/                           55,119       1,524,040
Sierra Health Services Inc./1/                 73,698       1,514,494
Dime Community Bancshares                      65,667       1,510,341
Enzo Biochem Inc./1/                           77,291       1,507,947
Oceaneering International Inc./1/              62,221       1,463,438
CARBO Ceramics Inc.                            40,200       1,453,632

SCHEDULES OF INVESTMENTS                                                      57
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Kulicke & Soffa Industries Inc./1/            129,046  $    1,398,859
Boston Private Financial Holdings Inc.         58,781       1,384,880
Pinnacle Systems Inc./1/                      163,236       1,376,079
ANSYS Inc./1/                                  38,630       1,372,910
Sterling Bancshares Inc.                      114,337       1,364,040
WD-40 Co.                                      43,002       1,362,733
Advanced Medical Optics Inc./1/                75,261       1,351,688
Too Inc./1/                                    88,721       1,306,860
Rogers Corp./1/                                41,525       1,288,106
Verity Inc./1/                                 96,106       1,256,105
W-H Energy Services Inc./1/                    70,248       1,250,414
Kopin Corp./1/                                180,087       1,248,003
Remington Oil & Gas Corp./1/                   68,662       1,246,215
Teledyne Technologies Inc./1/                  83,480       1,214,634
Photon Dynamics Inc./1/                        41,602       1,212,698
SurModics Inc./1/                              45,077       1,209,867
Websense Inc./1/                               56,784       1,207,796
ElkCorp                                        50,674       1,193,879
Hydril Co./1/                                  58,745       1,190,174
StarTek Inc.                                   36,865       1,179,680
Mercury Computer Systems Inc./1/               54,855       1,170,057
Shuffle Master Inc./1/                         42,796       1,163,195
Tetra Technologies Inc./1/                     56,148       1,157,772
Papa John's International Inc./1/              46,449       1,152,400
GBC Bancorp                                    29,990       1,150,117
Microsemi Corp./1/                             75,091       1,144,387
Biosite Inc./1/                                39,772       1,128,729
Helix Technology Corp.                         67,730       1,108,740
Arctic Cat Inc.                                56,485       1,091,855
Gymboree Corp./1/                              76,046       1,071,488
Cohu Inc.                                      54,366       1,063,399
Wabash National Corp./1/                       66,588       1,062,079
Itron Inc./1/                                  52,830       1,060,298
Pre-Paid Legal Services Inc./1/                44,953       1,052,799
Steak n Shake Company (The)/1/                 70,129       1,044,922
Labor Ready Inc./1/                           103,833       1,043,522
Frontier Oil Corp.                             67,811         996,822
Lone Star Technologies Inc./1/                 73,764         995,076
MemberWorks Inc./1/                            31,268         994,948
Harmonic Inc./1/                              156,889         983,694
Libbey Inc.                                    34,743         966,203
iDine Rewards Network Inc./1/                  58,997         958,701
ICU Medical Inc./1/                            35,037         953,357
ArthroCare Corp./1/                            53,417         951,891
Champion Enterprises Inc./1/                  147,326         935,520
New England Business Service Inc.              33,689         896,801
Netegrity Inc./1/                              89,063         891,521
Prima Energy Corp./1/                          33,061         834,790
OshKosh B'Gosh Inc. Class A                    30,790         791,919
Planar Systems Inc./1/                         36,575         784,534
EPIQ Systems Inc./1/                           46,069         781,330
Plains Resource Inc./1/                        61,134         761,118
Hancock Fabrics Inc.                           47,978         757,093
Coinstar Inc./1/                               55,663         748,667
Possis Medical Inc./1/                         45,491         709,660
Noven Pharmaceuticals Inc./1/                  58,368         665,395
Rainbow Technologies Inc./1/                   69,120         631,757
Administaff Inc./1/                            68,949         612,957
Lindsay Manufacturing Co.                      30,450         612,045
X-Rite Inc.                                    52,563         595,013
Concord Communications Inc./1/                 45,439         594,797
Supertex Inc./1/                               32,849         589,311
Bei Technologies Inc.                          37,734         588,650
Jill (J.) Group Inc. (The)/1/                  50,795         584,143
Keithley Instruments Inc.                      40,169         568,391
Quaker Chemical Corp.                          24,274         564,613
PC-Tel Inc./1/                                 51,707         551,714
Carreker Corp./1/                              60,103         483,829
Ziz Corp./1/                                   58,489         474,346
Boston Communications Group Inc./1/            46,864         467,281
CPI Corp.                                      20,782         382,389
Osteotech Inc./1/                              44,231         362,252
CryoLife Inc./1/                               50,680         312,189
TOTAL COMMON STOCKS
  (Cost: $448,891,515)                                    499,121,661

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.32%

MONEY MARKET FUNDS - 13.93%
Barclays Global Investors Funds
 Institutional Money Market
 Fund, Institutional Shares/2/,/3/         46,031,723  $   46,031,723
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/               17,133,275      17,133,275
BlackRock Temp Cash Money Market Fund/2/      761,094         761,094
Short Term Investment Co. -
 Liquid Assets Money
 Market Portfolio/2/                        4,039,582       4,039,582
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                    1,557,570       1,557,570
                                                           69,523,244

FLOATING RATE NOTES - 5.43%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $   778,785         778,711
  1.08%, 09/15/04/2/                        1,557,570       1,557,422
  1.17%, 08/23/04/2/                          778,785         779,383
CC USA Inc.
  1.06%, 05/24/04/2/                        1,557,570       1,557,471
  1.08%, 04/19/04/2/                          685,331         685,312
  1.12%, 07/15/04/2/                          778,785         779,006
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        1,557,570       1,557,422
  1.24%, 08/09/04/2/                          389,393         389,343
Five Finance Inc.
  1.09%, 04/15/04/2/                          778,785         778,785
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        1,557,570       1,557,570
Holmes Financing PLC
  1.08%, 04/15/04/2/                          311,514         311,514
K2 USA LLC
  1.08%, 08/16/04/2/                          389,393         389,342
  1.08%, 09/27/04/2/                        1,682,176       1,681,927
  1.09%, 04/13/04/2/                          778,785         778,765
  1.09%, 05/17/04/2/                          778,785         778,761

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                      $   623,028  $      622,928
  1.08%, 05/04/04/2/                          778,785         778,762
  1.08%, 06/28/04/2/                          778,785         778,670
  1.09%, 03/29/04/2/                          778,785         778,785
Nationwide Building Society
  1.08%, 07/23/04/2/                        1,168,178       1,168,178
Sigma Finance Inc.
  1.05%, 07/20/04/2/                          778,785         778,660
  1.07%, 10/15/03/2/                        1,557,570       1,557,564
  1.07%, 07/01/04/2/                          778,785         778,639
  1.24%, 08/06/04/2/                          389,393         389,360
Tango Finance Corp.
  1.05%, 07/15/04/2/                          467,271         467,149
  1.06%, 07/06/04/2/                          467,271         467,235
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                          778,785         778,636
White Pine Finance LLC
  1.08%, 05/17/04/2/                          934,542         934,542
  1.08%, 07/06/04/2/                          934,542         934,474
  1.08%, 08/26/04/2/                          778,785         778,677
  1.09%, 04/20/04/2/                          778,785         778,785
                                                           27,131,778

COMMERCIAL PAPER - 2.84%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          739,846         739,519
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                          778,785         778,422
Edison Asset Securitization
  1.07%, 10/23/03/2/                        1,464,116       1,463,159
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          545,150         544,895
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                          918,967         918,561
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                          778,785         778,354
New Center Asset Trust
  1.06%, 10/22/03/2/                          778,785         778,304
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                          778,785         778,354

SCHEDULES OF INVESTMENTS                                                      59
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                      $   778,785  $      778,625
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          523,468         523,255
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          630,816         630,516
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        1,557,570       1,557,259
  1.05%, 10/15/03/2/                          778,785         778,467
  1.11%, 10/01/03/2/                        3,115,141       3,115,141
                                                           14,162,831

TIME DEPOSITS - 0.87%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                          778,785         778,785
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          389,393         389,393
  1.08%, 10/30/03/2/                          623,028         623,028
  1.37%, 08/26/04/2/                        1,557,570       1,557,570
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        1,012,421       1,011,966
                                                            4,360,742

REPURCHASE AGREEMENTS - 0.25%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                        1,246,056       1,246,056
                                                            1,246,056
TOTAL SHORT TERM INVESTMENTS
 (Cost: $116,424,651)                                     116,424,651

TOTAL INVESTMENTS IN
 SECURITIES - 123.30%
 (Cost $565,316,166)                                      615,546,312
OTHER ASSETS, LESS LIABILITIES - (23.30%)                (116,319,378)
                                                       --------------
NET ASSETS - 100.00%                                   $  499,226,934
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
COMMON STOCKS - 99.94%
Newfield Exploration Co./1/                   199,894  $    7,709,912
Raymond James Financial Inc.                  174,072       6,327,517
Jeffries Group Inc.                           196,362       5,645,408
M.D.C. Holdings Inc.                          103,880       5,609,520
AnnTaylor Stores Corp./1/                     158,738       5,101,839
Whitney Holding Corp.                         144,427       4,910,518
Skyworks Solutions Inc./1/                    530,464       4,827,222
AptarGroup Inc.                               129,535       4,752,639
Downey Financial Corp.                        100,197       4,682,206
Timken Co. (The)                              306,675       4,673,727
Energen Corp.                                 128,857       4,662,046
Briggs & Stratton Corp.                        77,586       4,558,953
United Stationers Inc./1/                     118,686       4,472,088
Southern Union Co./1/                         260,735       4,432,495
Standard-Pacific Corp.                        116,504       4,415,502
Zale Corp./1/                                  97,953       4,350,093
Atmos Energy Corp.                            179,360       4,293,878
Tom Brown Inc./1/                             163,128       4,192,390
South Financial Group Inc. (The)              168,161       4,185,527
Invacare Corp.                                110,778       4,163,037
Corn Products International Inc.              129,400       4,121,390
Staten Island Bancorp Inc.                    210,035       4,085,181
Cerner Corp./1/                               126,551       3,906,629
Chittenden Corp.                              130,718       3,888,860
Commercial Federal Corp.                      157,763       3,841,529
Pediatrix Medical Group Inc./1/                82,590       3,803,270
Linens 'N Things Inc./1/                      158,501       3,769,154
Benchmark Electronics Inc./1/                  88,837       3,755,140
Flowers Foods Inc.                            161,711       3,687,011
Susquehanna Bancshares Inc.                   142,336       3,658,035
Philadelphia Consolidated
 Holding Corp./1/                              78,447       3,624,251
Men's Wearhouse Inc. (The)/1/                 141,268       3,623,524
Albany International Corp. Class A            116,965       3,607,201
Massey Energy Co.                             270,208       3,593,766
SkyWest Inc.                                  206,816       3,582,053
MAF Bancorp Inc.                               93,739       3,580,830
Roadway Corp.                                  71,189       3,471,888
Fremont General Corp.                         271,694       3,453,231
Alpharma Inc. Class A                         184,828       3,437,801
Delphi Financial Group Inc. Class A            73,501       3,419,267
Colonial Properties Trust                      92,844       3,345,169
Stone Energy Corp./1/                          94,520       3,334,666
Gables Residential Trust                       98,547       3,185,039
Kellwood Co.                                   94,915       3,174,907
Mueller Industries Inc./1/                    123,099       3,132,870
USF Corp.                                      97,496       3,068,199
Hutchinson Technology Inc./1/                  92,654       3,066,847
Lennox International Inc.                     209,667       3,063,235
LandAmerica Financial Group Inc.               66,499       3,048,314
Brookline Bancorp Inc.                        206,676       3,042,271
Burlington Coat Factory Warehouse Corp.       159,788       2,988,036
Rare Hospitality International Inc./1/        119,594       2,979,087
RLI Corp.                                      90,104       2,966,224
Anixter International Inc./1/                 129,814       2,955,865
Pep Boys-Manny, Moe & Jack Inc.               193,165       2,955,425
Adaptec Inc./1/                               386,947       2,925,319
Axcelis Technologies Inc./1/                  353,904       2,923,247
Cimarex Energy Co./1/                         148,925       2,918,930
Smith (A.O.) Corp.                            104,207       2,918,838
Ralcorp Holdings Inc./1/                      103,658       2,871,327
Selective Insurance Group Inc.                 96,468       2,870,888
Spinnaker Exploration Co./1/                  119,094       2,858,256
Kilroy Realty Corp.                            98,986       2,826,050
Group 1 Automotive Inc./1/                     80,869       2,793,215
Wolverine World Wide Inc.                     143,100       2,776,140
Kroll Inc./1/                                 149,092       2,773,111
Brooks Automation Inc./1/                     132,680       2,773,012
Cleco Corp.                                   169,525       2,770,038
FEI Co./1/                                    117,893       2,751,623
Southwest Gas Corp.                           121,052       2,747,880
Hughes Supply Inc.                             84,170       2,731,317
Avista Corp.                                  172,928       2,694,218
Acuity Brands Inc.                            148,928       2,689,640
Northwest Natural Gas Co.                      92,056       2,669,624
Technitrol Inc./1/                            144,119       2,653,231
Coherent Inc./1/                              106,556       2,624,474
Curtiss-Wright Corp.                           36,922       2,607,432
G&K Services Inc. Class A                      74,378       2,603,230

SCHEDULES OF INVESTMENTS                                                      61
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Black Box Corp.                                65,302  $    2,599,673
Steel Dynamics Inc./1/                        170,877       2,587,078
MAXIMUS Inc./1/                                74,719       2,574,070
IHOP Corp.                                     77,229       2,536,973
Reliance Steel & Aluminum Co.                 113,949       2,528,528
Insight Enterprises Inc./1/                   165,506       2,519,001
Vintage Petroleum Inc.                        229,918       2,501,508
Casey's General Store Inc.                    178,093       2,498,645
ABM Industries Inc.                           176,545       2,498,112
CH Energy Group Inc.                           56,626       2,491,544
Russ Berrie & Co. Inc.                         73,729       2,483,930
Provident Bankshares Corp.                     87,817       2,480,830
Kirby Corp./1/                                 86,435       2,480,685
Fuller (H.B.) Co.                             101,806       2,470,832
Aaron Rents Inc.                              116,845       2,447,903
Kansas City Southern Industries Inc./1/       221,127       2,447,876
Photronics Inc./1/                            114,936       2,443,539
Arkansas Best Corp.                            88,765       2,441,037
SEACOR SMIT Inc./1/                            67,347       2,435,941
Irwin Financial Corp.                         100,159       2,433,864
WMS Industries Inc./1/                        107,289       2,431,169
Waypoint Financial Corp.                      120,923       2,418,460
Lexington Corp. Properties Trust              125,610       2,406,688
FirstFed Financial Corp./1/                    60,889       2,405,116
Southwestern Energy Co./1/                    127,449       2,306,827
Analogic Corp.                                 47,928       2,300,544
Jack in the Box Inc./1/                       129,157       2,298,995
UniSource Energy Corp.                        120,480       2,291,530
EMCOR Group Inc./1/                            53,755       2,287,275
URS Corp./1/                                  116,984       2,269,490
Province Healthcare Co./1/                    174,767       2,263,233
THQ Inc./1/                                   137,818       2,262,972
US Oncology Inc./1/                           308,800       2,257,328
BankUnited Financial Corp. Class A/1/         105,863       2,231,592
Hain Celestial Group Inc./1/                  122,137       2,214,344
Aztar Corp./1/                                124,310       2,201,530
Triarc Companies Inc. Class B                 210,986       2,194,254
NCO Group Inc./1/                              93,029       2,183,391
Viasys Healthcare Inc./1/                     107,374       2,168,955
CONMED Corp./1/                               103,811       2,142,659
Cambrex Corp.                                  92,415       2,097,820
Electro Scientific Industries Inc./1/          99,526       2,097,013
Veeco Instruments Inc./1/                     105,034       2,096,479
Aeroflex Inc./1/                              236,713       2,094,910
Barnes Group Inc.                              80,527       2,090,481
UICI/1/                                       166,636       2,089,615
SPS Technologies Inc./1/                       46,384       2,087,280
eFunds Corp./1/                               167,875       2,073,256
Tredegar Corp.                                136,551       2,055,093
Manitowoc Co. Inc. (The)                       94,714       2,054,347
Exar Corp./1/                                 144,776       2,045,685
Frontier Airlines Inc./1/                     123,862       2,038,769
Haemonetics Corp./1/                           86,329       2,038,228
Landry's Restaurants Inc.                      98,862       2,036,557
Financial Federal Corp./1/                     66,425       2,026,627
Brown Shoe Co. Inc.                            63,717       2,019,829
Jo-Ann Stores Inc./1/                          71,731       2,001,295
Sunrise Senior Living Inc./1/                  76,104       1,996,208
El Paso Electric Co./1/                       172,828       1,996,163
Anchor BanCorp Wisconsin Inc.                  84,199       1,976,993
TBC Corp./1/                                   77,574       1,943,229
Seacoast Financial Services Corp.              93,713       1,940,796
DRS Technologies Inc./1/                       80,416       1,940,438
American Management Systems Inc./1/           151,949       1,937,350
Ryan's Family Steak Houses Inc./1/            151,106       1,932,646
Quanex Corp.                                   57,497       1,931,899
Griffon Corp./1/                              106,199       1,907,334
Russell Corp.                                 116,386       1,897,092
School Specialty Inc./1/                       66,981       1,889,534
Global Imaging Systems Inc./1/                 76,661       1,885,861
Glenborough Realty Trust Inc.                  99,673       1,879,833
CDI Corp.                                      69,498       1,878,531
Zenith National Insurance Corp.                67,356       1,873,844
Texas Industries Inc.                          75,532       1,858,087
Checkpoint Systems Inc./1/                    117,346       1,854,067
Oxford Industries Inc.                         28,820       1,850,244
Commercial Metals Co.                         100,457       1,845,395
Laclede Group Inc. (The)                       68,296       1,844,675
Regal-Beloit Corp.                             89,872       1,833,389

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Rock-Tenn Co. Class A                         124,596  $    1,816,610
UIL Holdings Corp.                             51,860       1,814,581
Stewart Information Services Corp./1/          63,980       1,806,795
Bowne & Co. Inc.                              120,785       1,805,736
Paxar Corp./1/                                139,713       1,788,326
Watsco Inc.                                    93,141       1,779,925
JLG Industries Inc.                           154,493       1,779,759
Imagistics International Inc./1/               60,796       1,761,868
Thomas Industries Inc.                         61,564       1,755,805
Woodward Governor Co.                          39,914       1,744,641
C&D Technologies Inc.                          91,946       1,739,618
CIBER Inc./1/                                 227,084       1,725,838
Monaco Coach Corp./1/                         104,276       1,725,768
Watts Industries Inc. Class A                  97,423       1,716,593
Triumph Group Inc./1/                          56,956       1,697,289
Valmont Industries Inc.                        85,555       1,693,133
Insituform Technologies Inc. Class A/1/        95,070       1,688,443
Standard Register Co. (The)                   101,313       1,681,796
Schulman (A.) Inc.                            105,888       1,679,384
Arch Chemicals Inc.                            80,543       1,675,294
Viasat Inc./1/                                 93,819       1,670,916
General Communication Inc. Class A/1/         200,507       1,668,218
Armor Holdings Inc./1/                         98,954       1,657,479
Offshore Logistics Inc./1/                     80,726       1,638,738
Children's Place Retail Stores
 Inc. (The)/1/                                 95,409       1,636,264
Phillips-Van Heusen Corp.                     108,924       1,634,949
Cross Country Healthcare Inc./1/              115,747       1,630,875
Datascope Corp.                                52,960       1,627,990
Standard Microsystems Corp./1/                 60,027       1,619,528
Marcus Corp.                                  105,803       1,614,554
Park Electrochemical Corp.                     70,965       1,614,454
Riggs National Corp.                          102,485       1,614,139
First Republic Bank                            52,277       1,611,700
International Multifoods Corp./1/              68,835       1,607,297
Presidential Life Corp.                       105,386       1,594,490
Belden Inc.                                    90,996       1,589,700
Central Parking Corp.                         129,467       1,585,971
ShopKo Stores Inc./1/                         104,399       1,565,985
Action Performance Companies Inc.              64,072       1,565,920
Lone Star Steakhouse & Saloon Inc.             74,457       1,556,151
Hooper Holmes Inc.                            232,359       1,545,187
Universal Forest Products Inc.                 63,556       1,542,504
Ionics Inc./1/                                 63,051       1,542,227
Stewart & Stevenson Services Inc.             102,408       1,538,168
Stride Rite Corp.                             141,248       1,525,478
JDA Software Group Inc./1/                    102,392       1,522,569
CTS Corp.                                     123,486       1,520,113
Cash America International Inc.                92,395       1,515,278
Methode Electronics Inc. Class A              127,878       1,510,239
InVision Technologies Inc./1/                  61,647       1,500,488
Information Holdings Inc./1/                   74,912       1,500,487
ESS Technology Inc./1/                        138,544       1,493,504
OM Group Inc./1/                              101,755       1,489,693
Spherion Corp./1/                             212,909       1,481,847
Nautilus Group Inc. (The)                     116,821       1,474,281
Cato Corp. Class A                             73,079       1,474,003
DuPont Photomasks Inc./1/                      64,891       1,473,675
CIMA Labs Inc./1/                              51,730       1,445,853
Esterline Technologies Corp./1/                74,730       1,441,542
K2 Inc./1/                                     96,833       1,437,970
Haverty Furniture Companies Inc.               78,425       1,433,609
Dress Barn Inc./1/                            104,637       1,433,527
EDO Corp.                                      70,788       1,433,457
Vicor Corp./1/                                150,006       1,429,557
Shaw Group Inc. (The)/1/                      135,559       1,424,725
Sola International Inc./1/                     88,748       1,419,968
Orthodontic Centers of America Inc./1/        180,124       1,419,377
PAREXEL International Corp./1/                 92,101       1,410,987
GenCorp. Inc.                                 156,222       1,398,187
Prime Hospitality Corp./1/                    160,490       1,394,658
Swift Energy Co./1/                            97,962       1,382,244
Atlantic Coast Airlines
 Holdings Inc./1/                             162,290       1,381,088
Duane Reade Inc./1/                            86,265       1,375,927
Vital Sign Inc.                                46,301       1,356,619

SCHEDULES OF INVESTMENTS                                                      63
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Applied Industrial Technologies Inc.           68,084  $    1,352,829
SOURCECORP Inc./1/                             57,998       1,348,454
Schweitzer-Mauduit International Inc.          53,059       1,339,740
Intermagnetics General Corp./1/                59,040       1,320,134
PolyOne Corp.                                 329,036       1,293,111
Cable Design Technologies Corp./1/            160,766       1,286,128
American States Water Co.                      54,482       1,284,141
Systems & Computer Technology Corp./1/        120,676       1,258,651
Nuevo Energy Co./1/                            69,038       1,254,420
PRG-Schultz International Inc./1/             220,780       1,254,030
Mesa Air Group Inc./1/                        112,949       1,253,734
Genesco Inc./1/                                78,006       1,252,776
Roto-Rooter Inc.                               35,230       1,252,427
Chesapeake Corp.                               54,914       1,237,762
Deltic Timber Corp.                            42,702       1,234,942
Pegasus Solutions Inc./1/                      88,935       1,229,971
Consolidated Graphics Inc./1/                  47,848       1,216,775
Gardner Denver Inc./1/                         57,531       1,208,726
Buckeye Technologies Inc./1/                  132,657       1,205,852
SWS Group Inc.                                 60,872       1,199,787
TALX Corp.                                     48,663       1,198,083
MRO Software Inc./1/                           87,621       1,196,027
Fleetwood Enterprises Inc./1/                 128,941       1,195,283
Atwood Oceanics Inc./1/                        49,663       1,191,415
Goody's Family Clothing Inc.                  116,833       1,151,973
RadiSys Corp./1/                               63,643       1,148,120
Robbins & Myers Inc.                           51,543       1,146,316
Rudolph Technologies Inc./1/                   58,781       1,135,061
Great Atlantic & Pacific Tea Co./1/           138,162       1,120,494
DIMON Inc.                                    160,491       1,107,388
Heidrick & Struggles
 International Inc./1/                         65,123       1,102,532
O'Charley's Inc./1/                            74,274       1,101,483
J&J Snack Foods Corp./1/                       31,283       1,088,648
Myers Industries Inc.                         107,967       1,080,750
Jakks Pacific Inc./1/                          88,221       1,075,414
Savient Pharmaceuticals Inc./1/               212,082       1,071,014
Concord Camera Corp./1/                       100,265       1,067,822
Wet Seal Inc. Class A/1/                      106,036       1,065,662
Artesyn Technologies Inc./1/                  138,871       1,052,642
Dril-Quip Inc./1/                              62,044       1,048,544
Kaman Corp. Class A                            80,904       1,048,516
Bally Total Fitness Holding Corp./1/          121,132       1,047,792
Standex International Corp.                    43,073       1,046,674
SPSS Inc./1/                                   61,921       1,044,607
Bel Fuse Inc. Class B                          39,301       1,038,332
Audiovox Corp. Class A/1/                      82,210       1,038,312
Lance Inc.                                    104,415       1,037,885
Apogee Enterprises Inc.                        97,580       1,007,026
Agilysys Inc.                                 114,749       1,006,349
Interface Inc. Class A/1/                     184,533       1,000,169
Sturm Ruger & Co. Inc.                         96,479         995,663
4Kids Entertainment Inc./1/                    47,124         994,316
Mobile Mini Inc./1/                            51,303         989,635
RehabCare Group Inc./1/                        57,059         972,856
Skyline Corp.                                  30,102         963,866
Hologic Inc./1/                                70,643         962,864
Symmetricom Inc./1/                           151,275         957,571
Veritas DGC Inc./1/                           119,684         955,078
Cleveland-Cliffs Inc./1/                       37,040         948,224
Central Vermont Public Service Corp.           42,478         942,162
Pericom Semiconductor Corp./1/                 92,131         921,310
AAR Corp./1/                                  114,290         916,606
Lawson Products Inc.                           34,049         914,216
Tower Automotive Inc./1/                      201,741         907,835
Volt Information Sciences Inc./1/              54,596         900,834
Caraustar Industries Inc./1/                  100,151         874,318
C-COR.net Corp./1/                            130,650         862,290
NUI Corp.                                      57,493         859,520
Wellman Inc.                                  114,391         859,076
Roxio Inc./1/                                  98,769         856,327
Pope & Talbot Inc.                             56,118         848,504
National Presto Industries Inc.                24,460         839,956
Century Aluminum Co./1/                        75,617         820,444
Stein Mart Inc./1/                            149,155         815,878
Curative Health Services Inc./1/               45,227         808,206
RTI International Metals Inc./1/               74,754         786,412
Tollgrade Communications Inc./1/               48,638         781,613

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------
Cascade Natural Gas Corp.                      39,751  $      779,120
Network Equipment Technologies Inc./1/         81,926         749,623
Astec Industries Inc./1/                       70,613         727,314
Input/Output Inc./1/                          183,874         718,947
Nelson (Thomas) Inc./1/                        51,557         712,002
Standard Motor Products Inc.                   70,331         710,343
Midas Inc./1/                                  53,962         710,140
Advanced Marketing Services Inc.               68,372         698,762
Ryerson Tull Inc.                              89,041         694,520
Lydall Inc./1/                                 57,700         692,977
Alliance Semiconductor Corp./1/               125,712         683,873
Nash Finch Co.                                 42,888         664,764
Coachmen Industries Inc.                       55,997         655,725
Pinnacle Entertainment Inc./1/                 93,056         651,392
NYFIX Inc./1/                                 111,781         625,974
Building Materials Holdings Corp.              47,651         624,228
Radiant Systems Inc./1/                        99,024         619,890
Fedders Corp.                                 106,365         616,917
Theragenics Corp./1/                          107,369         612,003
Brush Engineered Materials Inc./1/             59,442         609,280
Angelica Corp.                                 31,612         600,628
Department 56 Inc./1/                          46,929         595,998
Bell Microproducts Inc./1/                     90,377         588,354
Catapult Communications Corp./1/               46,174         580,869
Captaris Inc./1/                              108,721         575,134
SBS Technologies Inc./1/                       52,409         568,638
Gerber Scientific Inc./1/                      79,501         564,457
Bassett Furniture Industries Inc.              41,636         564,168
Phoenix Technologies Ltd./1/                   86,940         545,114
MapInfo Corp./1/                               55,285         530,183
Material Sciences Corp.                        50,760         518,767
Applica Inc./1/                                84,323         510,154
OMNOVA Solutions Inc./1/                      143,291         502,951
Ultimate Electronics Inc./1/                   52,324         496,555
Midway Games Inc./1/                          166,758         493,604
Footstar Inc./1/                               72,339         489,012
QRS Corp./1/                                   56,874         483,429
Digi International Inc./1/                     72,974         483,015
On Assignment Inc./1/                          90,416         477,396
Insurance Auto Auctions Inc./1/                41,450         466,313
ArQule Inc./1/                                 98,846         454,692
Steel Technologies Inc.                        35,039         436,236
Magnetek Inc./1/                               85,491         423,180
Three-Five Systems Inc./1/                     76,380         420,854
Nature's Sunshine Products Inc.                49,949         414,577
Green Mountain Power Corp.                     17,812         401,661
Enesco Group Inc./1/                           50,116         400,928
SCM Microsystems Inc./1/                       54,740         400,149
Salton Inc./1/                                 40,159         399,582
Penford Corp.                                  30,354         394,602
Intermet Corp.                                 91,649         394,091
Haggar Corp.                                   23,040         355,968
SCPIE Holdings Inc.                            35,299         352,990
Concerto Software Inc./1/                      40,872         347,412
Brooktrout Inc./1/                             45,009         346,569
Butler Manufacturing Co.                       22,714         345,026
IMCO Recycling Inc./1/                         54,900         337,635
Huffy Corp./1/                                 55,178         336,586
Cross (A.T.) Co. Class A/1/                    54,164         324,984
Ashworth Inc./1/                               45,980         318,641
Metro One Telecommunications Inc./1/           88,628         308,425
Milacron Inc.                                 121,381         279,176
Commonwealth Industries Inc.                   57,470         272,982
Castle (A.M.) & Co./1/                         57,504         255,318
Meade Instruments Corp./1/                     70,254         233,243
Wolverine Tube Inc./1/                         43,953         185,921
TOTAL COMMON STOCKS
 (Cost: $698,206,704)                                     686,714,355

SHORT TERM INVESTMENTS - 18.34%

MONEY MARKET FUNDS - 10.95%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/               49,864,209      49,864,209
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares/2/,/3/                             18,526,309      18,526,309
BlackRock Temp Cash Money Market Fund/2/      822,975         822,975

SCHEDULES OF INVESTMENTS                                                      65
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Short Term Investment Co. - Liquid
 Assets Money
 Market Portfolio/2/                        4,368,023  $    4,368,023
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                    1,684,210       1,684,210
                                                           75,265,726

FLOATING RATE NOTES - 4.27%
Beta Finance Inc.
  1.08%, 05/20/04/2/                      $   842,105         842,025
  1.08%, 09/15/04/2/                        1,684,210       1,684,049
  1.17%, 08/23/04/2/                          842,105         842,751
CC USA Inc.
  1.06%, 05/24/04/2/                        1,684,210       1,684,102
  1.08%, 04/19/04/2/                          741,052         741,032
  1.12%, 07/15/04/2/                          842,105         842,344
Dorada Finance Inc.
  1.08%, 05/20/04/2/                        1,684,210       1,684,050
  1.24%, 08/09/04/2/                          421,052         420,999
Five Finance Inc.
  1.09%, 04/15/04/2/                          842,105         842,105
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                        1,684,210       1,684,210
Holmes Financing PLC
  1.08%, 04/15/04/2/                          336,842         336,842
K2 USA LLC
  1.08%, 08/16/04/2/                          421,052         420,997
  1.08%, 09/27/04/2/                        1,818,947       1,818,678
  1.09%, 04/13/04/2/                          842,105         842,083
  1.09%, 05/17/04/2/                          842,105         842,079
Links Finance LLC
  1.05%, 07/20/04/2/                          673,684         673,576
  1.08%, 05/04/04/2/                          842,105         842,080
  1.08%, 06/28/04/2/                          842,105         841,981
  1.09%, 03/29/04/2/                          842,105         842,105
Nationwide Building Society
  1.08%, 07/23/04/2/                        1,263,157       1,263,157
Sigma Finance Inc.
  1.05%, 07/20/04/2/                          842,105         841,970
  1.07%, 10/15/03/2/                        1,684,210       1,684,204
  1.07%, 07/01/04/2/                          842,105         841,947
  1.24%, 08/06/04/2/                          421,052         421,017
Tango Finance Corp.
  1.05%, 07/15/04/2/                          505,263         505,131
  1.06%, 07/06/04/2/                          505,263         505,223
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                          842,105         841,944
White Pine Finance LLC
  1.08%, 05/17/04/2/                        1,010,526       1,010,526
  1.08%, 07/06/04/2/                        1,010,526       1,010,452
  1.08%, 08/26/04/2/                          842,105         841,988
  1.09%, 04/20/04/2/                          842,105         842,105
                                                           29,337,752

COMMERCIAL PAPER - 2.23%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                          800,000         799,646
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                          842,105         841,712
Edison Asset Securitization
  1.07%, 10/23/03/2/                        1,583,157       1,582,122
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                          589,473         589,198
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                          993,684         993,245
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                          842,105         841,639
New Center Asset Trust
  1.06%, 10/22/03/2/                          842,105         841,584
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                          842,105         841,639
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                          842,105         841,932
Receivables Capital Corp.
  1.05%, 10/15/03/2/                          566,029         565,798
Sydney Capital Corp.
  1.07%, 10/17/03/2/                          682,105         681,781
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                        1,684,210       1,683,873
  1.05%, 10/15/03/2/                          842,105         841,761

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2003

SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
  1.11%, 10/01/03/2/                      $ 3,368,420  $    3,368,420
                                                           15,314,350

TIME DEPOSITS - 0.69%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                          842,105         842,105
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                          421,052         421,052
  1.08%, 10/30/03/2/                          673,684         673,684
  1.37%, 08/26/04/2/                        1,684,210       1,684,210
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                        1,094,736       1,094,244
                                                            4,715,295

REPURCHASE AGREEMENTS - 0.20%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                        1,347,368       1,347,368
                                                            1,347,368
TOTAL SHORT TERM INVESTMENTS
 (Cost: $125,980,491)                                     125,980,491

TOTAL INVESTMENTS IN
 SECURITIES - 118.28%
 (Cost $824,187,195)                                      812,694,846
Other Assets, Less Liabilities - (18.28%)                (125,599,315)
                                                       --------------
NET ASSETS - 100.00%                                   $  687,095,531
                                                       ==============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      67

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
September 30, 2003

                                                                             iSHARES S&P
                                        ------------------------------------------------------------------------------------------
                                                                                                                            MidCap
                                                                 500/BARRA          500/BARRA             MidCap         400/BARRA
                                                    500             Growth              Value                400            Growth
                                             Index Fund         Index Fund         Index Fund         Index Fund        Index Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                     $ 7,630,015,559    $ 1,050,900,073    $ 1,303,257,039    $ 1,281,033,819   $   529,178,076
                                        ---------------    ---------------    ---------------    ---------------   ---------------
Investments in securities, at value
 (including securities on loan/1/)
 (Note 1)                               $ 6,734,205,805    $ 1,051,280,450    $ 1,230,727,291    $ 1,317,013,954   $   566,940,866
Receivables:
  Investment securities sold                          -                  -                  -          1,717,490         1,375,034
  Dividends and interest                      7,523,649          1,308,798          1,199,303            637,625           138,740
                                        ---------------    ---------------    ---------------    ---------------   ---------------
Total Assets                              6,741,729,454      1,052,589,248      1,231,926,594      1,319,369,069       568,454,640
                                        ---------------    ---------------    ---------------    ---------------   ---------------

LIABILITIES
Payables:
  Investment securities purchased                     -                  -          1,000,036          3,774,679         1,290,434
  Collateral for securities on loan
    (Note 5)                                383,804,168         53,801,225         71,523,458        237,657,740        90,044,132
  Due to bank                                         -                  -                  -                  -            17,321
  Advisory fees (Note 2)                      1,003,943            293,685            329,678            359,670           183,436
                                        ---------------    ---------------    ---------------    ---------------   ---------------
Total Liabilities                           384,808,111         54,094,910         72,853,172        241,792,089        91,535,323
                                        ---------------    ---------------    ---------------    ---------------   ---------------
NET ASSETS                              $ 6,356,921,343    $   998,494,338    $ 1,159,073,422    $ 1,077,576,980   $   476,919,317
                                        ===============    ===============    ===============    ===============   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                       $ 7,415,695,768    $ 1,071,007,176    $ 1,300,565,590    $   998,809,453   $   510,597,493
  Undistributed net investment
   income                                     3,077,104            478,327            448,691            386,776            80,085
  Undistributed net realized gain
   (accumulated net realized loss)         (166,041,775)       (73,371,542)       (69,411,111)        42,400,616       (71,521,051)
  Net unrealized appreciation
   (depreciation)                          (895,809,754)           380,377        (72,529,748)        35,980,135        37,762,790
                                        ---------------    ---------------    ---------------    ---------------   ---------------
NET ASSETS                              $ 6,356,921,343    $   998,494,338    $ 1,159,073,422    $ 1,077,576,980   $   476,919,317
                                        ===============    ===============    ===============    ===============   ===============
iShares outstanding                          63,650,000         19,650,000         23,800,000         10,550,000         4,400,000
                                        ===============    ===============    ===============    ===============   ===============
Net asset value per iShare              $         99.87    $         50.81    $         48.70    $        102.14   $        108.39
                                        ===============    ===============    ===============    ===============   ===============

/1/ Securities on loan with market values of $371,247,653, $52,015,150, $68,908,495, $229,872,222 and $87,174,937, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

68                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
September 30, 2003

                                                                       iSHARES S&P
                                        -----------------------------------------------------------------------
                                                 MidCap                              SmallCap          SmallCap
                                              400/BARRA           SmallCap          600/BARRA         600/BARRA
                                                  Value                600             Growth             Value
                                             Index Fund         Index Fund         Index Fund        Index Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                     $   870,691,212    $ 2,035,944,602    $   565,316,166   $   824,187,195
                                        ---------------    ---------------    ---------------   ---------------
Investments in securities, at
 value (including securities
 on loan/1/) (Note 1)                   $   899,723,859    $ 2,035,421,699    $   615,546,312   $   812,694,846
Receivables:
  Dividends and interest                        648,006          1,080,947            314,223           450,545
                                        ---------------    ---------------    ---------------   ---------------
Total Assets                                900,371,865      2,036,502,646        615,860,535       813,145,391
                                        ---------------    ---------------    ---------------   ---------------

LIABILITIES
Payables:
  Investment securities purchased             2,811,431            398,125            122,500                 -
  Collateral for securities on
   loan (Note 5)                            156,843,818        389,391,350        116,317,157       125,774,415
  Advisory fees (Note 2)                        307,111            555,155            193,944           275,445
                                        ---------------    ---------------    ---------------   ---------------
Total Liabilities                           159,962,360        390,344,630        116,633,601       126,049,860
                                        ---------------    ---------------    ---------------   ---------------
NET ASSETS                              $   740,409,505    $ 1,646,158,016    $   499,226,934   $   687,095,531
                                        ===============    ===============    ===============   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                       $   734,928,336    $ 1,698,191,089    $   494,795,866   $   729,911,527
  Undistributed net investment
   income                                       365,040            552,215            101,005           293,583
  Accumulated net realized loss             (23,916,518)       (52,062,385)       (45,900,083)      (31,617,230)
  Net unrealized appreciation
   (depreciation)                            29,032,647           (522,903)        50,230,146       (11,492,349)
                                        ---------------    ---------------    ---------------   ---------------
NET ASSETS                              $   740,409,505    $ 1,646,158,016    $   499,226,934   $   687,095,531
                                        ===============    ===============    ===============   ===============
iShares outstanding                           7,800,000         14,050,000          6,350,000         7,950,000
                                        ===============    ===============    ===============   ===============
Net asset value per iShare              $         94.92    $        117.16    $         78.62   $         86.43
                                        ===============    ===============    ===============   ===============

/1/ Securities on loan with market values of $151,278,210, $376,720,800, $112,987,176 and $121,118,322, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          69

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2003

                                                                              iSHARES S&P
                                        -------------------------------------------------------------------------------------------
                                                                                                                             MidCap
                                                                 500/BARRA          500/BARRA             MidCap          400/BARRA
                                                    500             Growth              Value                400             Growth
                                             Index Fund         Index Fund         Index Fund         Index Fund         Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends                             $    51,779,718    $     6,165,044    $    10,014,279    $     7,042,338    $     1,331,416
  Interest                                       23,527              3,493              4,180              2,916                933
  Securities lending income                     116,176             15,187             22,246             90,265             38,194
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Total investment income                      51,919,421          6,183,724         10,040,705          7,135,519          1,370,543
                                        ---------------    ---------------    ---------------    ---------------    ---------------
EXPENSES (Note 2)
  Advisory fees                               2,821,051            815,993            858,283          1,192,060            492,926
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Total expenses                                2,821,051            815,993            858,283          1,192,060            492,926
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net investment income                        49,098,370          5,367,731          9,182,422          5,943,459            877,617
                                        ---------------    ---------------    ---------------    ---------------    ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                             (44,008,165)        (8,582,107)       (14,369,423)       (10,981,693)       (10,171,914)
    In-kind redemptions                     109,948,040          2,230,879         10,928,493        100,223,794                  -
                                        ---------------    ---------------    ---------------    ---------------    ---------------
  Net realized gain (loss)                   65,939,875         (6,351,228)        (3,440,930)        89,242,101        (10,171,914)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
  Net change in unrealized
   appreciation (depreciation)
   on investments                           802,578,479        119,025,554        148,087,264        181,324,693         84,585,212
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net realized and unrealized gain            868,518,354        112,674,326        144,646,334        270,566,794         74,413,298
                                        ---------------    ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $   917,616,724    $   118,042,057    $   153,828,756    $   276,510,253    $    75,290,915
                                        ===============    ===============    ===============    ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

70                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
For the six months ended September 30, 2003

                                                                    iSHARES S&P
                                        ------------------------------------------------------------------------
                                                 MidCap                              SmallCap           SmallCap
                                              400/BARRA           SmallCap          600/BARRA          600/BARRA
                                                  Value                600             Growth              Value
                                             Index Fund         Index Fund         Index Fund         Index Fund
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                          $     5,653,014    $     6,643,705    $     1,264,798    $     3,644,835
  Interest                                        2,274              3,975                653              2,494
  Securities lending income                      37,234            212,223             94,314             54,636
                                        ---------------    ---------------    ---------------    ---------------
Total investment income                       5,692,522          6,859,903          1,359,765          3,701,965
                                        ---------------    ---------------    ---------------    ---------------
EXPENSES (Note 2)
  Advisory fees                                 844,419          1,423,478            498,308            742,347
                                        ---------------    ---------------    ---------------    ---------------
Total expenses                                  844,419          1,423,478            498,308            742,347
                                        ---------------    ---------------    ---------------    ---------------
Net investment income                         4,848,103          5,436,425            861,457          2,959,618
                                        ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                              (5,783,595)       (16,211,557)        (6,624,698)        (7,655,856)
    In-kind redemptions                      12,119,786         22,484,777          1,688,948         15,436,385
                                        ---------------    ---------------    ---------------    ---------------
  Net realized gain (loss)                    6,336,191          6,273,220         (4,935,750)         7,780,529
                                        ---------------    ---------------    ---------------    ---------------
  Net change in unrealized
   appreciation (depreciation) on
   investments                              141,492,189        306,656,002         85,614,911        135,110,253
                                        ---------------    ---------------    ---------------    ---------------
Net realized and unrealized gain            147,828,380        312,929,222         80,679,161        142,890,782
                                        ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS              $   152,676,483    $   318,365,647    $    81,540,618    $   145,850,400
                                        ===============    ===============    ===============    ===============

/1/ Net of foreign withholding tax of $--, $3,460, $2,014 and $--, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          71

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                                                                                  iSHARES S&P
                                                     iSHARES S&P 500                               500/BARRA
                                                       INDEX FUND                               GROWTH INDEX FUND
                                        ----------------------------------------    ----------------------------------------
                                               For the six                                 For the six
                                              months ended               For the          months ended               For the
                                        September 30, 2003            year ended    September 30, 2003            year ended
                                               (Unaudited)        March 31, 2003           (Unaudited)        March 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $       49,098,370    $       67,878,629    $        5,367,731    $        6,464,963
  Net realized gain (loss)                      65,939,875           (95,968,100)           (6,351,228)          (48,991,696)
  Net change in unrealized
   appreciation (depreciation)                 802,578,479        (1,135,337,649)          119,025,554           (99,683,967)
                                        ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
 resulting from operations                     917,616,724        (1,163,427,120)          118,042,057          (142,210,700)
                                        ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income                   (49,361,034)          (66,399,553)           (5,305,526)           (6,226,352)
                                        ------------------    ------------------    ------------------    ------------------
Total distributions to iShareholders           (49,361,034)          (66,399,553)           (5,305,526)           (6,226,352)
                                        ------------------    ------------------    ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                               1,483,524,715         3,434,257,041           192,810,582           511,069,171
  iShares redeemed                            (676,182,257)       (1,732,053,170)          (12,633,978)         (121,706,589)
                                        ------------------    ------------------    ------------------    ------------------
Net increase in net assets from
 iShares transactions                          807,342,458         1,702,203,871           180,176,604           389,362,582
                                        ------------------    ------------------    ------------------    ------------------
INCREASE IN NET ASSETS                       1,675,598,148           472,377,198           292,913,135           240,925,530

NET ASSETS:
Beginning of period                          4,681,323,195         4,208,945,997           705,581,203           464,655,673
                                        ------------------    ------------------    ------------------    ------------------
End of period                           $    6,356,921,343    $    4,681,323,195    $      998,494,338    $      705,581,203
                                        ==================    ==================    ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $        3,077,104    $        3,339,768    $          478,327    $          416,122
                                        ==================    ==================    ==================    ==================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                  15,450,000            37,700,000             4,000,000            10,750,000
  iShares redeemed                              (6,850,000)          (19,250,000)             (250,000)           (2,750,000)
                                        ------------------    ------------------    ------------------    ------------------
Net increase in iShares outstanding              8,600,000            18,450,000             3,750,000             8,000,000
                                        ==================    ==================    ==================    ==================

                                                      iSHARES S&P
                                                       500/BARRA
                                                    VALUE INDEX FUND
                                        ----------------------------------------
                                               For the six
                                              months ended               For the
                                        September 30, 2003            year ended
                                               (Unaudited)        March 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $        9,182,422    $       12,961,375
  Net realized gain (loss)                      (3,440,930)          (33,810,700)
  Net change in unrealized
   appreciation (depreciation)                 148,087,264          (184,623,296)
                                        ------------------    ------------------
Net increase (decrease) in net assets
 resulting from operations                     153,828,756          (205,472,621)
                                        ------------------    ------------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income                    (9,284,582)          (12,637,254)
                                        ------------------    ------------------
Total distributions to iShareholders            (9,284,582)          (12,637,254)
                                        ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                                 359,078,779           435,565,285
  iShares redeemed                             (14,588,141)         (133,467,384)
                                        ------------------    ------------------
Net increase in net assets from
 iShares transactions                          344,490,638           302,097,901
                                        ------------------    ------------------
INCREASE IN NET ASSETS                         489,034,812            83,988,026

NET ASSETS:
Beginning of period                            670,038,610           586,050,584
                                        ------------------    ------------------
End of period                           $    1,159,073,422    $      670,038,610
                                        ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $          448,691    $          550,851
                                        ==================    ==================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                   7,500,000             9,000,000
  iShares redeemed                                (300,000)           (2,900,000)
                                        ------------------    ------------------
Net increase in iShares outstanding              7,200,000             6,100,000
                                        ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

72                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                                                                               iSHARES S&P MIDCAP
                                                  iSHARES S&P MIDCAP 400                            400/BARRA
                                                        INDEX FUND                             GROWTH INDEX FUND
                                        ----------------------------------------    ----------------------------------------
                                               For the six                                 For the six
                                              months ended               For the          months ended               For the
                                        September 30, 2003            year ended    September 30, 2003            year ended
                                               (Unaudited)        March 31, 2003           (Unaudited)        March 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $        5,943,459    $        7,757,992    $          877,617    $          995,131
  Net realized gain (loss)                      89,242,101           (24,473,839)          (10,171,914)          (35,915,123)
  Net change in unrealized
   appreciation (depreciation)                 181,324,693          (180,427,971)           84,585,212           (61,617,995)
                                        ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
 resulting from operations                     276,510,253          (197,143,818)           75,290,915           (96,537,987)
                                        ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                    (5,967,364)           (7,413,297)             (834,460)             (977,567)
                                        ------------------    ------------------    ------------------    ------------------
Total distributions to iShareholders            (5,967,364)           (7,413,297)             (834,460)             (977,567)
                                        ------------------    ------------------    ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                                 139,866,098           786,121,958            92,946,636           303,430,190
  iShares redeemed                            (488,082,009)          (31,885,415)                    -          (148,757,596)
                                        ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
 from iShares transactions                    (348,215,911)          754,236,543            92,946,636           154,672,594
                                        ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS              (77,673,022)          549,679,428           167,403,091            57,157,040

NET ASSETS:
Beginning of period                          1,155,250,002           605,570,574           309,516,226           252,359,186
                                        ------------------    ------------------    ------------------    ------------------
End of period                           $    1,077,576,980    $    1,155,250,002    $      476,919,317    $      309,516,226
                                        ==================    ==================    ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $          386,776    $          410,681    $           80,085    $           36,928
                                        ==================    ==================    ==================    ==================
iSHARES ISSUED AND
 REDEEMED:

  iShares sold                                   1,500,000             8,850,000               900,000             2,900,000
  iShares redeemed                              (5,050,000)             (350,000)                    -            (1,550,000)
                                        ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in iShares
 outstanding                                    (3,550,000)            8,500,000               900,000             1,350,000
                                        ==================    ==================    ==================    ==================

                                                   iSHARES S&P MIDCAP
                                                        400/BARRA
                                                    VALUE INDEX FUND
                                        ----------------------------------------
                                               For the six
                                              months ended               For the
                                        September 30, 2003            year ended
                                                (Unaudited)       March 31, 2003
                                        ----------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $        4,848,103    $        8,481,134
  Net realized gain (loss)                       6,336,191            (7,511,398)
  Net change in unrealized
   appreciation (depreciation)                 141,492,189          (152,862,965)
                                        ------------------    ------------------
Net increase (decrease) in net assets
 resulting from operations                     152,676,483          (151,893,229)
                                        ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                    (4,709,952)           (8,270,124)
                                        ------------------    ------------------
Total distributions to iShareholders            (4,709,952)           (8,270,124)
                                        ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                                  54,423,863           287,277,766
  iShares redeemed                              (8,763,636)          (35,014,705)
                                        ------------------    ------------------
Net increase (decrease) in net assets
 from iShares transactions                      45,660,227           252,263,061
                                        ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS              193,626,758            92,099,708

NET ASSETS:
Beginning of period                            546,782,747           454,683,039
                                        ------------------    ------------------
End of period                           $      740,409,505    $      546,782,747
                                        ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $          365,040    $          226,889
                                        ==================    ==================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                     600,000             3,150,000
  iShares redeemed                                (100,000)             (450,000)
                                        ------------------    ------------------
Net increase (decrease) in iShares
 outstanding                                       500,000             2,700,000
                                        ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          73
iSHARES TRUST

                                                   iSHARES S&P SMALLCAP                       iSHARES S&P SMALLCAP
                                                           600                                     600/BARRA
                                                       INDEX FUND                              GROWTH INDEX FUND
                                        ----------------------------------------    ----------------------------------------
                                               For the six                                 For the six
                                              months ended               For the          months ended               For the
                                        September 30, 2003            year ended    September 30, 2003            year ended
                                               (Unaudited)        March 31, 2003           (Unaudited)        March 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $        5,436,425    $        8,003,825    $          861,457    $        1,026,693
  Net realized gain (loss)                       6,273,220            20,584,008            (4,935,750)           (6,942,192)
  Net change in unrealized
   appreciation (depreciation)                 306,656,002          (384,623,872)           85,614,911           (48,776,742)
                                        ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
 resulting from operations                     318,365,647          (356,036,039)           81,540,618           (54,692,241)
                                        ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                    (5,466,994)           (7,704,600)             (866,506)             (920,639)
                                        ------------------    ------------------    ------------------    ------------------
Total distributions to
 iShareholders                                  (5,466,994)           (7,704,600)             (866,506)             (920,639)
                                        ------------------    ------------------    ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                                 388,160,208           846,248,846           113,051,163           394,436,900
  iShares redeemed                             (77,196,802)         (585,024,165)           (7,270,734)         (217,527,125)
                                        ------------------    ------------------    ------------------    ------------------
Net increase in net assets from
 iShares transactions                          310,963,406           261,224,681           105,780,429           176,909,775
                                        ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS              623,862,059          (102,515,958)          186,454,541           121,296,895

NET ASSETS:
Beginning of period                          1,022,295,957         1,124,811,915           312,772,393           191,475,498
                                        ------------------    ------------------    ------------------    ------------------
End of period                           $    1,646,158,016    $    1,022,295,957    $      499,226,934    $      312,772,393
                                        ==================    ==================    ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $          552,215    $          582,784    $          101,005    $          106,054
                                        ==================    ==================    ==================    ==================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                   3,550,000             7,700,000             1,450,000             5,900,000
  iShares redeemed                                (650,000)           (5,700,000)             (100,000)           (3,300,000)
                                        ------------------    ------------------    ------------------    ------------------
Net increase in iShares outstanding              2,900,000             2,000,000             1,350,000             2,600,000
                                        ==================    ==================    ==================    ==================

                                                   iSHARES S&P SMALLCAP
                                                        600/BARRA
                                                    VALUE INDEX FUND
                                        ----------------------------------------
                                               For the six
                                              months ended               For the
                                        September 30, 2003            year ended
                                               (Unaudited)        March 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income                 $        2,959,618    $        5,565,636
  Net realized gain (loss)                       7,780,529           (11,868,323)
  Net change in unrealized
   appreciation (depreciation)                 135,110,253          (186,992,108)
                                        ------------------    ------------------
Net increase (decrease) in net
 assets resulting from operations              145,850,400          (193,294,795)
                                        ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                    (3,011,926)           (5,389,255)
                                        ------------------    ------------------
Total distributions to
 iShareholders                                  (3,011,926)           (5,389,255)
                                        ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                                  69,700,933           499,925,865
  iShares redeemed                              (8,391,953)         (275,904,030)
                                        ------------------    ------------------
Net increase in net assets from
 iShares transactions                           61,308,980           224,021,835
                                        ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS              204,147,454            25,337,785

NET ASSETS:
Beginning of period                            482,948,077           457,610,292
                                        ------------------    ------------------
End of period                           $      687,095,531    $      482,948,077
                                        ==================    ==================
Undistributed net investment income
 included in net assets at end of
 period                                 $          293,583    $          345,891
                                        ==================    ==================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                     800,000             6,150,000
  iShares redeemed                                (100,000)           (3,750,000)
                                        ------------------    ------------------
Net increase in iShares outstanding                700,000             2,400,000
                                        ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

74                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                            iSHARES S&P 500 INDEX FUND
                                     --------------------------------------------------------------------
                                        Six months                                            Period from
                                             ended                                        May 15, 2000/1/
                                     Sep. 30, 2003        Year ended        Year ended                 to
                                       (Unaudited)     Mar. 31, 2003     Mar. 31, 2002      Mar. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       85.04     $      115.00     $      116.24    $        145.24
                                     -------------     -------------     -------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.78              1.53              1.39               1.06
  Net realized and unrealized
   gain (loss)                               14.84            (29.97)            (1.25)            (28.98)
                                     -------------     -------------     -------------    ---------------
Total from investment operations             15.62            (28.44)             0.14             (27.92)
                                     -------------     -------------     -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.79)            (1.52)            (1.38)             (1.01)
  Net realized gain                              -                 -                 -              (0.07)
                                     -------------     -------------     -------------    ---------------
Total distributions                          (0.79)            (1.52)            (1.38)             (1.08)
                                     -------------     -------------     -------------    ---------------
Net asset value, end of period       $       99.87     $       85.04     $      115.00    $        116.24
                                     =============     =============     =============    ===============
Total return                                 18.36%/2/        (24.80)%            0.13%            (19.32)%/2/
                                     =============     =============     =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $   6,356,921     $   4,681,323     $   4,208,946    $     2,876,839
  Ratio of expenses to average
   net assets/3/                              0.09%             0.09%             0.09%              0.09%
  Ratio of net investment
   income to average net
   assets/3/                                  1.64%             1.67%             1.27%              1.06%
  Portfolio turnover rate/4/                     1%                5%                3%                 5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          75
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iSHARES S&P 500/BARRA GROWTH INDEX FUND
                                     -------------------------------------------------------------------
                                        Six months                                           Period from
                                             ended                                       May 22, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                 to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       44.38     $       58.82    $       56.61    $         82.15
                                     -------------     -------------    -------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.28              0.51             0.43               0.25
  Net realized and unrealized
   gain (loss)                                6.43            (14.44)            2.19             (25.44)
                                     -------------     -------------    -------------    ---------------
Total from investment operations              6.71            (13.93)            2.62             (25.19)
                                     -------------     -------------    -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.28)            (0.51)           (0.41)             (0.24)
  Net realized gain                              -                 -                -              (0.11)
                                     -------------     -------------    -------------    ---------------
Total distributions                          (0.28)            (0.51)           (0.41)             (0.35)
                                     -------------     -------------    -------------    ---------------
Net asset value, end of period       $       50.81     $       44.38    $       58.82    $         56.61
                                     =============     =============    =============    ===============

Total return                                 15.12%/2/        (23.72)%           4.64%            (30.75)%/2/
                                     =============     =============    =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $     998,494     $     705,581    $     464,656    $       141,520
  Ratio of expenses to average
   net assets/3/                              0.18%             0.18%            0.18%              0.18%
  Ratio of net investment income
   to average net assets/3/                   1.18%             1.19%            0.82%              0.45%
  Portfolio turnover rate/4/                     9%               17%              28%                31%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

76                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iSHARES S&P 500/BARRA VALUE INDEX FUND
                                     -------------------------------------------------------------------
                                        Six months                                           Period from
                                             ended                                       May 22, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                 to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       40.36     $       55.81    $       59.31    $         60.20
                                     -------------     -------------    -------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.42              0.85             0.83               0.65
  Net realized and unrealized
   gain (loss)                                8.35            (15.46)           (3.49)             (0.78)
                                     -------------     -------------    -------------    ---------------
Total from investment operations              8.77            (14.61)           (2.66)             (0.13)
                                     -------------     -------------    -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.43)            (0.84)           (0.84)             (0.61)
  Net realized gain                              -                 -                -              (0.15)
                                     -------------     -------------    -------------    ---------------
Total distributions                          (0.43)            (0.84)           (0.84)             (0.76)
                                     -------------     -------------    -------------    ---------------
Net asset value, end of period       $       48.70     $       40.36    $       55.81    $         59.31
                                     =============     =============    =============    ===============

Total return                                 21.72%/2/        (26.29)%          (4.48)%            (0.27)%/2/
                                     =============     =============    =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $   1,159,073     $     670,039    $     586,051    $       367,704
  Ratio of expenses to average
   net assets/3/                              0.18%             0.18%            0.18%              0.18%
  Ratio of net investment income
   to average net assets/3/                   1.93%             2.01%            1.56%              1.51%
  Portfolio turnover rate/4/                     3%               22%              17%                 9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          77
iSHARES TRUST
(For a share outstanding throughout each period)

                                                      iSHARES S&P MIDCAP 400 INDEX FUND
                                     -------------------------------------------------------------------
                                        Six months                                           Period from
                                             ended                                       May 22, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                 to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       81.93     $      108.14    $       91.77    $         92.63
                                     -------------     -------------    -------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.48              0.76             0.75               0.72
  Net realized and unrealized
   gain (loss)                               20.20            (26.22)           16.37              (0.59)
                                     -------------     -------------    -------------    ---------------
Total from investment operations             20.68            (25.46)           17.12               0.13
                                     -------------     -------------    -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.47)            (0.75)           (0.75)             (0.69)
  Net realized gain                              -                 -                -              (0.30)
                                     -------------     -------------    -------------    ---------------
Total distributions                          (0.47)            (0.75)           (0.75)             (0.99)
                                     -------------     -------------    -------------    ---------------
Net asset value, end of period       $      102.14     $       81.93    $      108.14    $         91.77
                                     =============     =============    =============    ===============
Total return                                 25.25%/2/        (23.59)%          18.75%              0.04%/2/
                                     =============     =============    =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $   1,077,577     $   1,155,250    $     605,571    $       156,005
  Ratio of expenses to average
   net assets/3/                              0.20%             0.20%            0.20%            0.20%
  Ratio of net investment income
   to average net assets/3/                   1.00%             0.98%            0.87%            0.86%
  Portfolio turnover rate/4/                     6%               12%              14%              32%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

78                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                 iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
                                     -------------------------------------------------------------------
                                        Six months                                            Period from
                                             ended                                       Jul. 24, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                  to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       88.43     $      117.38    $      101.31    $         135.73
                                     -------------     -------------    -------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.22              0.27             0.14                0.01
  Net realized and unrealized
   gain (loss)                               19.95            (28.95)           16.07              (33.95)
                                     -------------     -------------    -------------    ----------------
Total from investment operations             20.17            (28.68)           16.21              (33.94)
                                     -------------     -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.21)            (0.27)           (0.14)              (0.01)
  Net realized gain                              -                 -                -               (0.47)
                                     -------------     -------------    -------------    ----------------
Total distributions                          (0.21)            (0.27)           (0.14)              (0.48)
                                     -------------     -------------    -------------    ----------------
Net asset value, end of period       $      108.39     $       88.43    $      117.38    $         101.31
                                     =============     =============    =============    ================

Total return                                 22.82%/2/        (24.45)%          16.03%             (25.08)%/2/
                                     =============     =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $     476,919     $     309,516    $     252,359    $        162,092
  Ratio of expenses to average
   net assets/3/                              0.25%             0.25%            0.25%               0.25%
  Ratio of net investment income
   to average net assets/3/                   0.45%             0.31%            0.15%               0.06%
  Portfolio turnover rate/4/                    15%               58%              50%                 67%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          79
iSHARES TRUST
(For a share outstanding throughout each period)

                                                 iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
                                     --------------------------------------------------------------------
                                        Six months                                            Period from
                                             ended                                       Jul. 24, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                  to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       74.90     $       98.84    $       82.15    $          72.40
                                     -------------     -------------    -------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.63              1.18             1.06                0.78
  Net realized and unrealized
   gain (loss)                               20.00            (23.96)           16.69                9.86
                                     -------------     -------------    -------------    ----------------
Total from investment operations             20.63            (22.78)           17.75               10.64
                                     -------------     -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.61)            (1.16)           (1.06)              (0.75)
  Net realized gain                              -                 -                -               (0.14)
                                     -------------     -------------    -------------    ----------------
Total distributions                          (0.61)            (1.16)           (1.06)              (0.89)
                                     -------------     -------------    -------------    ----------------
Net asset value, end of period       $       94.92     $       74.90    $       98.84    $          82.15
                                     =============     =============    =============    ================

Total return                                 27.54%/2/        (23.13)%          21.79%              14.71%/2/
                                     =============     =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $     740,410     $     546,783    $     454,683    $         78,044
  Ratio of expenses to average
   net assets/3/                              0.25%             0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                  1.44%             1.50%            1.43%               1.58%
  Portfolio turnover rate/4/                     5%               11%              13%                 17%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

80                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                     iSHARES S&P SMALLCAP 600 INDEX FUND
                                     -------------------------------------------------------------------
                                        Six months                                           Period from
                                             ended                                       May 22, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                 to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       91.69     $      122.93    $      101.50    $         97.95
                                     -------------     -------------    -------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.41              0.69             0.57               0.38
  Net realized and unrealized
   gain (loss)                               25.48            (31.26)           21.43               4.63
                                     -------------     -------------    -------------    ---------------
Total from investment operations             25.89            (30.57)           22.00               5.01
                                     -------------     -------------    -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.42)            (0.67)           (0.57)             (0.34)
  Net realized gain                              -                 -                -              (1.12)
                                     -------------     -------------    -------------    ---------------
Total distributions                          (0.42)            (0.67)           (0.57)             (1.46)
                                     -------------     -------------    -------------    ---------------
Net asset value, end of period       $      117.16     $       91.69    $      122.93    $        101.50
                                     =============     =============    =============    ===============

Total return                                 28.24%/2/        (24.91)%          21.74%              5.08%/2/
                                     =============     =============    =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $   1,646,158     $   1,022,296    $   1,124,812    $       208,081
  Ratio of expenses to average
   net assets/3/                              0.20%             0.20%            0.20%              0.20%
  Ratio of net investment
   income to average net
   assets/3/                                  0.76%             0.70%            0.60%              0.61%
  Portfolio turnover rate/4/                     6%               17%              16%                28%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          81
iSHARES TRUST
(For a share outstanding throughout each period)

                                               iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
                                     --------------------------------------------------------------------
                                        Six months                                            Period from
                                             ended                                       Jul. 24, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                  to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       62.55     $       79.78    $       67.91    $          83.34
                                     -------------     -------------    -------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.15              0.19             0.09                0.00/5/
  Net realized and unrealized
   gain (loss)                               16.08            (17.25)           11.87              (14.81)
                                     -------------     -------------    -------------    ----------------
Total from investment operations             16.23            (17.06)           11.96              (14.81)
                                     -------------     -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.16)            (0.17)           (0.09)              (0.00)/5/
  Net realized gain                              -                 -                -               (0.62)
                                     -------------     -------------    -------------    ----------------
Total distributions                          (0.16)            (0.17)           (0.09)              (0.62)
                                     -------------     -------------    -------------    ----------------
Net asset value, end of period       $       78.62     $       62.55    $       79.78    $          67.91
                                     =============     =============    =============    ================

Total return                                 25.94%/2/        (21.39)%          17.60%             (17.86)%/2/
                                     =============     =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $     499,227     $     312,772    $     191,475    $         27,162
  Ratio of expenses to average
   net assets/3/                              0.25%             0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                  0.43%             0.34%            0.14%               0.00%/6/
  Portfolio turnover rate/4/                    18%               57%              49%                 77%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.
/6/  Rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

82                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                 iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
                                     --------------------------------------------------------------------
                                        Six months                                            Period from
                                             ended                                       Jul. 24, 2000/1/
                                     Sep. 30, 2003        Year ended       Year ended                  to
                                       (Unaudited)     Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       66.61     $       94.35    $       75.87    $          68.34
                                     -------------     -------------    -------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.40              0.71             0.60                0.43
  Net realized and unrealized
   gain (loss)                               19.83            (27.75)           18.48                7.82
                                     -------------     -------------    -------------    ----------------
Total from investment operations             20.23            (27.04)           19.08                8.25
                                     -------------     -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.41)            (0.70)           (0.60)              (0.38)
  Net realized gain                              -                 -                -               (0.34)
                                     -------------     -------------    -------------    ----------------
Total distributions                          (0.41)            (0.70)           (0.60)              (0.72)
                                     -------------     -------------    -------------    ----------------
Net asset value, end of period       $       86.43     $       66.61    $       94.35    $          75.87
                                     =============     =============    =============    ================

Total return                                 30.37%/2/        (28.75)%          25.29%              12.13%/2/
                                     =============     =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $     687,096     $     482,948    $     457,610    $         64,490
  Ratio of expenses to average
   net assets/3/                              0.25%             0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                  1.00%             0.99%            0.92%               0.98%
  Portfolio turnover rate/4/                     6%               14%              14%                 17%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          83

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2003, the Trust offered 57 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth and iShares S&P SmallCap 600/BARRA Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

84                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

   -----------------------------------------------------------------------------------------
                                          UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
   iSHARES INDEX FUND                   ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
   -----------------------------------------------------------------------------------------
   S&P 500                              $     3,290,053  $            -  $         3,290,053
   S&P 500/BARRA Growth                         416,122               -              416,122
   S&P 500/BARRA Value                          537,366               -              537,366
   S&P MidCap 400                               329,236               -              329,236
   S&P MidCap 400/BARRA Growth                   36,928               -               36,928
   S&P MidCap 400/BARRA Value                   110,992               -              110,992
   S&P SmallCap 600                             501,928               -              501,928
   S&P SmallCap 600/BARRA Growth                106,054               -              106,054
   S&P SmallCap 600/BARRA Value                 271,701               -              271,701
   -----------------------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2003.

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

   --------------------------------------------------------------------------
                                       EXPIRING       EXPIRING
   iSHARES INDEX FUND                      2010           2011          TOTAL
   --------------------------------------------------------------------------
   S&P 500                         $ 16,570,119  $ 109,148,380  $ 125,718,499
   S&P 500/BARRA Growth               9,841,895     24,099,560     33,941,455
   S&P 500/BARRA Value                5,134,741     23,315,922     28,450,663
   S&P MidCap 400                     4,458,220      4,023,734      8,481,954
   S&P MidCap 400/BARRA Growth       11,111,322     22,971,326     34,082,648
   S&P MidCap 400/BARRA Value         1,442,036      4,082,966      5,525,002
   S&P SmallCap 600                   3,199,196     22,944,237     26,143,433
   S&P SmallCap 600/BARRA Growth      4,230,989      8,134,573     12,365,562
   S&P SmallCap 600/BARRA Value       4,241,868     12,218,694     16,460,562
   --------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

NOTES TO THE FINANCIAL STATEMENTS                                             85
iSHARES TRUST

For the six months ended September 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at September 30, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at September 30, 2003. For further information, see Note 5, below.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

 ------------------------------------   ---------------------------------------
                             ADVISORY                                  ADVISORY
 iSHARES INDEX FUND               FEE   iSHARES INDEX FUND                  FEE
 ------------------------------------   ---------------------------------------
 S&P 500                         0.09%  S&P MidCap 400/BARRA Value         0.25%
 S&P 500/BARRA Growth            0.18   S&P SmallCap 600                   0.20
 S&P 500/BARRA Value             0.18   S&P SmallCap 600/BARRA Growth      0.25
 S&P MidCap 400                  0.20   S&P SmallCap 600/BARRA Value       0.25
 S&P MidCap 400/BARRA Growth     0.25

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

86                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2003, BGI earned securities lending agent fees as follows:

     ----------------------------------------------------------------------
                                                         SECURITIES LENDING
     iSHARES INDEX FUND                                          AGENT FEES
     ----------------------------------------------------------------------
     S&P 500                                             $          116,965
     S&P 500/BARRA Growth                                            15,258
     S&P 500/BARRA Value                                             22,468
     S&P MidCap 400                                                  90,558
     S&P MidCap 400/BARRA Growth                                     38,347
     S&P MidCap 400/BARRA Value                                      37,489
     S&P SmallCap 600                                               212,956
     S&P SmallCap 600/BARRA Growth                                   94,455
     S&P SmallCap 600/BARRA Value                                    55,094

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the second quarter of 2003 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the third quarter of 2003.

As of September 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

NOTES TO THE FINANCIAL STATEMENTS                                             87
iSHARES TRUST

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2003 were as follows:

     --------------------------------------------------------------------
     iSHARES INDEX FUND                         PURCHASES           SALES
     --------------------------------------------------------------------
     S&P 500                                 $ 78,033,019    $ 80,830,449
     S&P 500/BARRA Growth                      77,237,607      77,384,402
     S&P 500/BARRA Value                       31,391,713      32,657,338
     S&P MidCap 400                            63,039,869      63,876,391
     S&P MidCap 400/BARRA Growth               59,116,371      59,032,324
     S&P MidCap 400/BARRA Value                35,130,844      35,052,034
     S&P SmallCap 600                          84,297,676      83,855,593
     S&P SmallCap 600/BARRA Growth             72,668,050      72,645,146
     S&P SmallCap 600/BARRA Value              32,837,147      33,720,547

In-kind transactions for the six months ended September 30, 2003 were as follows:

     -----------------------------------------------------------------------
                                                     IN-KIND         IN-KIND
     iSHARES INDEX FUND                            PURCHASES           SALES
     -----------------------------------------------------------------------
     S&P 500                                 $ 1,481,472,428   $ 675,004,291
     S&P 500/BARRA Growth                        192,601,270      12,620,614
     S&P 500/BARRA Value                         410,805,710      65,441,705
     S&P MidCap 400                              139,763,008     487,395,735
     S&P MidCap 400/BARRA Growth                  92,910,871               -
     S&P MidCap 400/BARRA Value                  100,032,407      54,737,584
     S&P SmallCap 600                            387,985,658      77,132,979
     S&P SmallCap 600/BARRA Growth               113,041,165       7,269,387
     S&P SmallCap 600/BARRA Value                123,742,513      61,713,961

88                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At September 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    -------------------------------------------------------------------------------------------------
                                                                                       NET UNREALIZED
                                              TAX      UNREALIZED        UNREALIZED      APPRECIATION
    iSHARES INDEX FUND                       COST    APPRECIATION      DEPRECIATION    (DEPRECIATION)
    -------------------------------------------------------------------------------------------------
    S&P 500                       $ 7,743,227,286   $ 78,424,046   $ (1,087,445,527) $ (1,009,021,481)
    S&P 500/BARRA Growth            1,065,789,304     37,661,015        (52,169,869)      (14,508,854)
    S&P 500/BARRA Value             1,333,638,859     24,199,370       (127,110,938)     (102,911,568)
    S&P MidCap 400                  1,301,452,878     89,971,486        (74,410,410)       15,561,076
    S&P MidCap 400/BARRA Growth       538,252,544     47,432,423        (18,744,101)       28,688,322
    S&P MidCap 400/BARRA Value        878,851,494     67,311,791        (46,439,426)       20,872,365
    S&P SmallCap 600                2,062,644,058    145,252,400       (172,474,759)      (27,222,359)
    S&P SmallCap 600/BARRA Growth     572,961,216     59,117,015        (16,531,919)       42,585,096
    S&P SmallCap 600/BARRA Value      834,089,503     49,842,901        (71,237,558)      (21,394,657)

4.  iSHARES TRANSACTIONS

At September 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of September 30, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at September 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                             89

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered as of November 28, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-7237) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

90                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iSHARES(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                1 800 iSHARES (1 800 474 2737)   WWW.iSHARES.COM

                                                                        BARCLAYS
                                                                      iSHARES(R)

                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

        iSHARES S&P 100 INDEX FUND
        iSHARES S&P GLOBAL 100 INDEX FUND
        iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND iSHARES S&P EUROPE 350 INDEX FUND iSHARES S&P LATIN AMERICA 40 INDEX FUND iSHARES S&P/TOPIX 150 INDEX FUND iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

TABLE OF CONTENTS

Shareholder Letter..........................................................  1
Managers' Discussion & Analysis.............................................  4
Schedules of Investments.................................................... 26
  iShares S&P 100 Index Fund................................................ 26
  iShares S&P Global 100 Index Fund......................................... 29
  iShares S&P Global Energy Sector Index Fund............................... 33
  iShares S&P Global Financials Sector Index Fund........................... 36
  iShares S&P Global Healthcare Sector Index Fund........................... 41
  iShares S&P Global Technology Sector Index Fund........................... 44
  iShares S&P Global Telecommunications Sector Index Fund................... 48
  iShares S&P Europe 350 Index Fund......................................... 51
  iShares S&P Latin America 40 Index Fund................................... 58
  iShares S&P/TOPIX 150 Index Fund.......................................... 60
  iShares Nasdaq Biotechnology Index Fund................................... 64
Financial Statements........................................................ 67
Financial Highlights........................................................ 75
Notes to the Financial Statements........................................... 83
iShares Family of Funds..................................................... 90

TO OUR SHAREHOLDERS:

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, we recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ We will be adding a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most well known U.S. fixed income market indexes. We will also be adding the iShares Lehman TIPS Bond Fund, which provides the opportunity to invest in inflation protected government securities. Assets under management for the fixed income iShares funds were $4.2 billion as of September 30, 2003.

With the addition of these iShares, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and as of September 30, 2003, had reached $44.5 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss

Lee T. Kranefuss
PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/ BUSINESS WEEK, 12/16/02.

/2/ Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                       THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P 100 INDEX FUND
Performance as of 9/30/03

          AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
-------------------------------------------------  -------------------------
  YEAR ENDED 9/30/03      INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
----------------------  -------------------------  -------------------------
 NAV    MARKET  INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
24.50%  24.84%  24.77%  (11.13)% (11.09)% (10.97)% (29.31)% (29.23)% (28.94)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/23/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/27/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% of Net Assets)

                 FINANCIALS                               19.46%
                 INFORMATION TECHNOLOGY                   19.10%
                 CONSUMER STAPLES                         15.33%
                 HEALTH CARE                              14.24%
                 INDUSTRIALS                              10.66%
                 CONSUMER DISCRETIONARY                    7.61%
                 ENERGY                                    5.63%
                 TELECOMMUNICATION SERVICES                3.87%
                 MATERIALS                                 2.42%
                 UTILITIES                                 1.55%

The iShares S&P 100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 100 Index (the "Index"). For the six months ended September 30, 2003 (the "reporting period"), the Fund returned 17.12%, compared to a return of 17.25% by the Index.

Equity markets rebounded during the six-month reporting period. As the war in Iraq came to an official close, equity markets reversed course and marched upward. Economic news began to provide encouragement. Second quarter GDP growth, after several upward revisions, revealed a healthy 3.3% growth. Corporate America also contributed to the optimism. Second quarter earnings announcements provided both higher earnings levels than previous quarters and stabilizing earnings expectations. One negative area, however, continued to be the job market, which worsened, declining each month of the reporting period.

Performance among industry sectors was largely positive during the reporting period. Information technology (19.13% of the Index as of September 30, 2003) returned 29.15%, and financials (19.48% of the Index as of September 30, 2003) gained 26.91%. Utilities (1.55% of the Index as of September 30, 2003) gained 24.60%. Consumer discretionary and industrials (respectively 7.62% and 10.67% of the Index as of

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

September 30, 2003) climbed 21.66% and 21.55%, respectively. The only negative performance came from health care (14.26% of the Index as of September 30, 2003), which fell 0.45%.

Among the Index's ten largest constituents, Intel Corp. (3.46% of the Index as of September 30, 2003) was the top performer with a 69.04% gain. Citigroup Inc. (4.53% of the Index as of September 30, 2003) returned 32.10%. General Electric Co. (5.77% of the Index as of September 30, 2003) climbed 16.90%, and American International Group Inc. (2.91% of the Index as of September 30, 2003) rose 16.68%. Of the ten largest constituents in the Index, only two suffered losses:
Johnson & Johnson (2.84% of the Index as of September 30, 2003) fell 14.43%, and Pfizer Inc. (4.57% of the Index as of September 30, 2003) declined 2.50%.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL 100 INDEX FUND
Performance as of 9/30/03

         AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS
-------------------------------------------------   ------------------------
  YEAR ENDED 9/30/03       INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
----------------------   ------------------------   ------------------------
 NAV    MARKET  INDEX     NAV     MARKET   INDEX     NAV     MARKET   INDEX
25.25%  26.58%  25.57%  (11.34)% (11.15)% (10.62)% (28.80)% (28.36)% (27.13)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (12/05/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (12/08/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 GENERAL ELECTRIC CO.                      4.94%
                 MICROSOFT CORP.                           4.38%
                 EXXON MOBIL CORP.                         4.01%
                 PFIZER INC.                               3.98%
                 CITIGROUP INC.                            3.85%
                 INTEL CORP.                               3.08%
                 BP PLC                                    2.56%
                 INTERNATIONAL BUSINESS MACHINES CORP.     2.53%
                 WAL-MART STORES INC.                      2.50%
                 AMERICAN INTERNATIONAL GROUP INC.         2.49%

The iShares S&P Global 100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global 100 Index (the "Index"). For the six months ended September 30, 2003 (the "reporting period"), the Fund returned 20.01%, compared to a return of 20.29% by the Index.

Global equity markets rebounded during the six-month reporting period. As the war in Iraq reached an official conclusion and the economic outlook began to offer some signs of encouragement, stocks climbed. In the U.S., the Federal Reserve Board (the "Fed") cut short-term interest rates by 0.25% to the lowest level since the Eisenhower administration. By the third quarter, corporate earnings announcements showed higher earnings levels and stabilizing earnings expectations. GDP grew at an annual 3.3% rate, largely due to increased government spending. Unemployment levels, however, remained a problem, rising to a nine-year high.

Japan and other Asian markets enjoyed increased export levels, largely due to improving economic conditions in the U.S. Japan's export levels were also helped by exchange rates. Because Japan is largely depending on an export-led recovery, its central bank maintained its commitment to a weak currency through the ongoing sale of yen during the period.

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

In Europe, despite sluggish growth, markets began to deliver positive returns. Several European markets, such as Germany, grew in fits and starts as stocks initially rebounded in response to the conclusion of war, only to stall or drift back downward. Although economic growth levels remained low in most European markets, corporate earnings levels did gain momentum during the reporting period.

Among the Index's ten largest constituents, performance was mostly positive. Intel Corp. (2.98% of the Index as of September 30, 2003) was the top performer, gaining 69.04%. Citigroup Inc. (3.91% of the Index as of September 30, 2003) rose 32.10%. The largest weighting at 4.98% of the Index, General Electric Co. climbed 16.90%, and American International Group Inc. (2.51% of the Index as of September 30, 2003) returned 16.68%. Among the ten largest constituents in the Index, the only negative performer was Pfizer Inc. (3.94% of the Index as of September 30, 2003), which fell 2.50%.

MANAGERS' DISCUSSION & ANALYSIS                                                7

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
Performance as of 9/30/03

         AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
----------------------------------------------  --------------------------
  YEAR ENDED 9/30/03     INCEPTION TO 9/30/03      INCEPTION TO 9/30/03
----------------------  ----------------------  --------------------------
 NAV    MARKET  INDEX     NAV    MARKET  INDEX    NAV     MARKET    INDEX
15.37%  15.51%  15.98%    1.22%  1.38%   0.67%   2.31%     2.61%    1.26%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 EXXON MOBIL CORP.                        20.21%
                 BP PLC                                   12.77%
                 TOTAL SA                                  8.48%
                 ROYAL DUTCH PETROLEUM CO.                 6.92%
                 CHEVRONTEXACO CORP.                       4.76%
                 ENI SPA                                   4.40%
                 SHELL TRANSPORT & TRADING CO. PLC         4.34%
                 CONOCOPHILLIPS                            4.05%
                 ENCANA CORP.                              2.67%
                 SCHLUMBERGER LTD.                         2.65%

The iShares S&P Global Energy Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Energy Sector Index (the "Index"). For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 11.83%, compared to a return of 11.89% by the Index.

Global equity markets reversed course and logged gains during the six-month reporting period. The official close to the war in Iraq lifted the cloud of uncertainty from many markets, and stocks generally responded positively. In many regions, signs of economic growth began to emerge. The U.S. experienced a healthier GDP growth level, posting a 3.3% annual growth for the second quarter. The more optimistic economic outlook in the U.S., in turn, helped the outlook for companies in Europe and Asia.

Oil prices experienced a volatile period. The war in Iraq elevated oil prices as it created instability in the region. After the war ended, oil prices drifted downward as a result of resumed production in Iraq and higher inventories in the U.S. and Europe, as well as increased production in Russia. In August alone, the price of crude oil dropped 13%, to just over $25 per barrel. Fearing further price erosion and rising inventories, the Organization of Petroleum Exporting Countries (OPEC) decided to cut production by 3%-5%, effective November 1.

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The ten largest companies in the Index generally performed well during the reporting period. Oil service and exploration company Schlumberger Ltd. (2.55% of the Index as of September 30, 2003) gained 27.33%. The large, diversified oil companies mostly logged gains. Total SA (9.25% of the Index as of September 30, 2003) gained 11.72%, and ChevronTexaco Corp. (6.91% of the Index as of September 30, 2003) returned 10.52%. Exxon Mobil Corp., the largest weighting at 21.98% of the Index, climbed 4.72%, and BP PLC (13.72% of the Index as of September 30,
2003) returned 2.93%. Of the ten largest constituents, the only negative performer was Shell Transport & Trading Co. PLC (5.44% of the Index as of September 30, 2003), which declined 2.88%.

MANAGERS' DISCUSSION & ANALYSIS                                                9

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
Performance as of 9/30/03

        AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
--------------------------------------------  --------------------------
  YEAR ENDED 9/30/03    INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
----------------------  --------------------  --------------------------
 NAV    MARKET  INDEX    NAV   MARKET  INDEX    NAV     MARKET    INDEX
29.79%  29.76%  31.06%  1.21%  1.29%   2.01%   2.29%     2.44%    3.82%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 CITIGROUP INC.                            6.33%
                 AMERICAN INTERNATIONAL GROUP INC.         4.08%
                 HSBC HOLDINGS PLC                         3.82%
                 BANK OF AMERICA CORP.                     3.14%
                 WELLS FARGO & COMPANY                     2.33%
                 JP MORGAN CHASE & CO.                     1.89%
                 ROYAL BANK OF SCOTLAND GROUP PLC          1.88%
                 FANNIE MAE                                1.85%
                 UBS AG REGISTERED                         1.75%
                 AMERICAN EXPRESS CO.                      1.58%

The iShares S&P Global Financials Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Financials Sector Index (the "Index"). For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 28.69%, compared to a return of 29.29% by the Index.

Global markets rebounded during the six-month reporting period. In the U.S., second quarter GDP growth was revealed to be at an annual rate of 3.3%, much higher than analysts had anticipated. Corporate earnings announcements for the second quarter also provided cause for optimism. In Japan, second quarter GDP growth was also reported to be higher than generally expected, and the market logged gains despite ongoing domestic concerns. Europe still struggled with sluggish growth, but many companies, particularly financial companies, received a boost from the improved conditions in the U.S., and major markets generally posted gains.

Financial companies generally benefited from the improved economic conditions. Investment banks benefited from the positive performance of equity markets during the period and corresponding renewed investor interest in financial markets. The official conclusion to the war in Iraq also lifted a weight from the backs of insurers. And, lower interest rates and high levels of refinance activity continued to be a boon to lenders.

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among all of the ten largest constituents in the Index, performance was positive. JP Morgan Chase & Co. (1.90% of the Index as of September 30, 2003) led the way with a 44.79% gain. American Express Co. (1.57% of the Index as of September 30, 2003) returned 35.60%. Citigroup Inc., the largest weighting at 6.36% of the Index, climbed 32.10%. UBS AG and HSBC Holdings PLC (respectively 1.80% and 3.88% of the Index as of September 30, 2003) rose 28.87% and 22.27%, respectively. The weakest performer of the ten largest weightings was Royal Bank of Scotland Group PLC (1.93% of the Index as of September 30, 2003), which posted a healthy 7.37% gain.

MANAGERS' DISCUSSION & ANALYSIS                                               11

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
Performance as of 9/30/03

         AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
----------------------------------------------  -------------------------
  YEAR ENDED 9/30/03     INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
----------------------  ----------------------  -------------------------
 NAV    MARKET  INDEX    NAV    MARKET  INDEX     NAV    MARKET    INDEX
10.97%  11.56%  11.73%  (6.99)% (6.83)% (6.63)% (12.75)% (12.47)% (12.10)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/13/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/21/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 PFIZER INC.                              13.14%
                 JOHNSON & JOHNSON                         8.15%
                 GLAXOSMITHKLINE PLC                       6.90%
                 MERCK & CO. INC.                          6.33%
                 NOVARTIS AG                               5.38%
                 AMGEN INC.                                4.62%
                 ASTRAZENECA PLC                           4.05%
                 LILLY (ELI) & CO.                         3.75%
                 ABBOTT LABORATORIES                       3.66%
                 WYETH                                     3.38%

The iShares S&P Global Healthcare Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Healthcare Sector Index (the "Index"). For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 7.86%, compared to a return of 8.24% by the Index.

As the official conclusion to the war in Iraq lifted the cloud of uncertainty that had descended on global markets, stocks rebounded during the six-month reporting period. In the U.S., investors turned their attention to the domestic economy, which was showing renewed signs of life. In particular, second quarter GDP figures revealed an economy growing at an annual rate of 3.3%, well above the 1.5% originally predicted. In Japan, an export-led rebound pushed stocks higher. In Europe, many countries benefited from improved export levels and generally better economic conditions.

Health care companies posted mixed results for the reporting period. Several key pharmaceutical companies face expirations on their patents and in turn, the threat of competition from generic drug makers. However, several pharmaceutical companies saw their share price rise during the reporting period on positive news related to drugs in their pipelines. And, as investors became willing to return to growth-oriented stocks, some biotechnology and medical technology companies benefited from renewed investor interest in the area.

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the Index's ten largest constituents, Wyeth (3.41% of the Index as of September 30, 2003) was the best performer, gaining 21.89%. UK pharmaceutical companies AstraZeneca PLC and GlaxoSmithKline PLC (respectively 4.02% and 6.90% of the Index as of September 30, 2003) returned 17.85% and 12.22%, respectively. Abbott Laboratories (3.70% of the Index as of September 30, 2003) climbed 13.13%. On the negative side, Johnson & Johnson (8.18% of the Index as of September 30, 2003) fell 14.43%, Merck & Co. Inc. (6.30% of the Index as of September 30, 2003) declined 2.37%, and Pfizer Inc. (13.16% of the Index as of September 30, 2003) dropped 2.50%.

MANAGERS' DISCUSSION & ANALYSIS                                               13

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
Performance as of 9/30/03

         AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
----------------------------------------------  -------------------------
  YEAR ENDED 9/30/03     INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
----------------------  ----------------------  -------------------------
 NAV    MARKET  INDEX    NAV    MARKET  INDEX     NAV    MARKET    INDEX
57.41%  57.69%  57.44%  (8.47)% (8.38)% (7.66)% (15.36)% (15.21)% (13.91)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 MICROSOFT CORP.                          14.21%
                 INTEL CORP.                               8.61%
                 INTERNATIONAL BUSINESS MACHINES CORP.     7.24%
                 CISCO SYSTEMS INC.                        6.56%
                 DELL INC.                                 4.08%
                 NOKIA OYJ                                 3.47%
                 HEWLETT-PACKARD CO.                       2.81%
                 ORACLE CORP.                              2.79%
                 CANON INC.                                2.17%
                 SAMSUNG ELECTRONICS CO. LTD. GDR          2.08%

The iShares S&P Global Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Information Technology Sector Index (the "Index"). For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 34.55%, compared to a return of 34.68% by the Index.

Global equity markets rebounded during the reporting period. As the war in Iraq came to an official close, markets responded, leading a solid rally through the end of September. As U.S. investors turned their attention on the domestic economy, they found cause for optimism. GDP growth for the second quarter, originally estimated at 1.5%, ultimately revealed a 3.3% annual rate. Corporate earnings announcements provided additional encouragement in the form of increased earnings levels and stabilizing earnings expectations. An improving U.S. economy also translated into increased commerce for many European and Asian companies. Japan enjoyed rising GDP levels and market performance, thanks largely to its exporters.

Information technology stocks were one of the market leaders during the reporting period, particularly in the U.S. Both global PC sales and global chip sales levels climbed throughout the period, spurring a rally in the depressed technology sector. Encouraging earnings

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
announcements from some technology bellwethers also helped share prices. Some of the names that had endured the biggest declines in recent reporting periods rebounded the most, as investors expressed renewed interest in growth-oriented stocks, particularly ones with depressed prices.

Among the Index's ten largest constituents, all delivered positive returns. Intel Corp. (8.48% of the Index as of September 30, 2003) led the way with a 69.04% gain. Cisco Systems Inc. (6.49% of the Index as of September 30, 2003) climbed 50.92%, Texas Instruments Inc. (1.87% of the Index as of September 30,
2003) gained 39.28%, and Samsung Electronics Co. Ltd. GDR (2.09% of the Index as of September 30, 2003) returned 38.03%. Dell Inc. (4.06% of the Index as of September 30, 2003) gained 22.37%. The weakest performance among the ten largest weightings came from Oracle Corp. (2.78% of the Index as of September 30, 2003), which gained 3.70%.

MANAGERS' DISCUSSION & ANALYSIS                                               15

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
Performance as of 9/30/03

          AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
-------------------------------------------------   ------------------------
  YEAR ENDED 9/30/03      INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
----------------------  -------------------------   ------------------------
 NAV    MARKET   INDEX    NAV     MARKET   INDEX     NAV     MARKET   INDEX
38.71%  39.12%   39.63%  (11.60)% (11.46)% (11.16)% (20.74)% (20.51)% (19.95)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 VODAFONE GROUP PLC                       15.44%
                 VERIZON COMMUNICATIONS INC.              10.16%
                 SBC COMMUNICATIONS INC.                   8.38%
                 TELEFONICA SA                             6.18%
                 NTT DOCOMO INC.                           5.08%
                 BELLSOUTH CORP.                           4.96%
                 NIPPON TELEGRAPH & TELEPHONE CORP.        4.59%
                 DEUTSCHE TELEKOM AG                       3.96%
                 BT GROUP PLC                              2.94%
                 TELECOM ITALIA SPA                        2.53%

The iShares S&P Global Telecommunications Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Telecommunications Sector Index (the "Index"). For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 18.20%, compared to a return of 18.41% by the Index.

Global markets rebounded during the reporting period, spurred by an official conclusion to the war in Iraq and improving economic conditions. The U.S. saw increases in GDP growth levels and corporate earnings. Japan continued to struggle with its domestic economy but experienced a market rally fueled largely by export growth. Europe began to experience some economic growth, and benefited from the improved U.S. economy.

Telecommunications stocks rebounded globally during the reporting period. After languishing in recent reporting periods, the telecommunications sector enjoyed a resurgence that enabled share prices to retrace some of their losses and post gains for the reporting period. In general, the growth came from a renewed interest in investment activity in response to the conclusion of the war and improved economic

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
conditions. Investors generally appeared more willing to return to more growth-oriented securities again, and, for many, the depressed share prices provided additional incentive.

Among the Index's ten largest constituents, performance was mostly positive. Nippon Telegraph & Telephone Corp. (4.54% of the Index as of September 30, 2003) gained 25.56%, and NTT DoCoMo Inc. (5.15% of the Index as of September 30, 2003) climbed 23.53%. Deutsche Telekom AG (3.93% of the Index as of September 30,
2003) rose 23.05%. Telefonica SA (6.18% of the Index as of September 30, 2003) returned 18.32%, and BT Group PLC (2.94% of the Index as of September 30, 2003) gained 14.65%. The only negative performer among the ten largest weightings was Verizon Communications Inc. (10.14% of the Index as of September 30, 2003), which declined 8.23%.

MANAGERS' DISCUSSION & ANALYSIS                                               17

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P EUROPE 350 INDEX FUND
Performance as of 9/30/03

          AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
------------------------------------------------  -------------------------
  YEAR ENDED 9/30/03      INCEPTION TO 9/30/03      INCEPTION TO 9/30/03
----------------------  ------------------------  -------------------------
 NAV    MARKET  INDEX     NAV     MARKET   INDEX    NAV     MARKET   INDEX
26.98%  26.36%  28.70%  (10.14)% (10.04)% (9.54)% (28.88)% (28.61)% (27.29)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/25/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/28/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 BP PLC                                    3.56%
                 HSBC HOLDINGS PLC                         3.33%
                 VODAFONE GROUP PLC                        3.16%
                 GLAXOSMITHKLINE PLC                       2.94%
                 TOTAL SA                                  2.40%
                 NOVARTIS AG                               2.24%
                 ROYAL DUTCH PETROLEUM CO.                 2.16%
                 NESTLE SA                                 2.14%
                 NOKIA OYJ                                 1.72%
                 ASTRAZENECA PLC                           1.71%

The iShares S&P Europe 350 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Europe 350 Index (the "Index"). The Index measures the equity performance of leading companies in the United Kingdom, 15 countries in the Euro Zone (which includes the European Monetary Union countries plus Denmark, Norway, Sweden and Switzerland) and Luxembourg. For the six months ending September 30, 2003 (the "reporting period"), the Fund returned 26.38%, compared to a return of 27.39% by the Index.

European markets rebounded during the six-month reporting period. Although economic growth remained tepid across Europe, markets responded positively to the official conclusion of the war in Iraq and the improving economic outlook. Corporate earnings upgrades increased during the final months of the reporting period, providing additional cause for optimism.

The war's conclusion provided a tailwind for several industries in Europe, notably insurance companies, whose share prices had been dragged down by potential risk exposure, as well as airlines, which had struggled with the elevated oil prices during the war. Because of the volatility of oil prices, oil companies endured a bumpy road, but generally finished the period with positive results. Technology and

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
telecommunications companies benefited from a return of investors globally, who seemed willing to dip a toe into the waters of growth-oriented stocks once again.

All of the Index's ten largest constituents logged gains during the reporting period. HSBC Holdings PLC (3.36% of the Index as of September 30, 2003) gained 22.27%. AstraZeneca PLC (1.70% of the Index as of September 30, 2003) climbed 17.85%, and Nestle SA (2.18% of the Index as of September 30, 2003) rose 13.83%. GlaxoSmithKline PLC (2.91% of the Index as of September 30, 2003) returned 12.22%. The weakest performer among the ten largest weightings was Royal Dutch Petroleum Co. (2.15% of the Index as of September 30, 2003), which gained 1.07%.

MANAGERS' DISCUSSION & ANALYSIS                                               19

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P LATIN AMERICA 40 INDEX FUND
Performance as of 9/30/03

         AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
----------------------------------------------  -------------------------
  YEAR ENDED 9/30/03     INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
----------------------  ----------------------  -------------------------
 NAV    MARKET  INDEX    NAV    MARKET  INDEX    NAV     MARKET   INDEX
60.65%  61.05%  64.15%  10.89%  11.34%  11.47%  22.13%   23.09%   23.32%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/25/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 TELEFONOS DE MEXICO SA DE CV ADR
                  SERIES L                                11.12%
                 AMERICA MOVIL SA DE CV SERIES L           8.79%
                 PETROLEO BRASILEIRO SA ADR                8.34%
                 CEMEX SA DE CV SERIES CPO                 7.76%
                 COMPANHIA VALE DO RIO DOCE ADR            5.52%
                 COMPANHIA DE BEBIDAS DAS AMERICAS ADR     5.16%
                 BANCO ITAU HOLDING FINANCIERA SA ADR      4.28%
                 TELE NORTE LESTE PARTICIPACOES SA ADR     3.76%
                 GRUPO FINANCIERO BBVA BANCOMER SA DE CV
                  CLASS B                                  3.74%
                 WAL-MART DE MEXICO SA DE CV SERIES V      3.53%

The iShares S&P Latin America 40 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Latin America 40 Index (the "Index"). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. For the six-month period ending September 30, 2003 (the "reporting period"), the Fund returned 38.28%, compared with a return of 40.38% by the Index.

During the reporting period, the Index rebounded sharply from the previous reporting period. As was the case for many equity markets around the world, stock markets in Latin America benefited from improving global economic growth. But, because of their lower labor costs and raw materials, emerging markets, such as those represented by the Index, have tended to benefit more from global economic recovery than have their more developed counterparts. Mexico, in particular, received a boost from improving economic conditions in the U.S., Mexico's key export market.

Brazil's market staged a turnaround, based largely on political events. During much of 2002, investors had been worried that leftist Presidential candidate Luis Inacio Lula da Silva, if elected, might seek to unwind market-oriented reforms that had been put in place earlier

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
in 2002. This concern had contributed to an exodus of foreign investment, which in turn sparked a decline in the Brazilian currency, the real. The currency devaluation pushed up Brazil's external debt levels, sparking fears of a potential default and leading to further stock market declines. Luiz Inacio Lula da Silva was, indeed elected in late 2002. Since his election, he has successfully reduced government spending in Brazil, strengthening investors' confidence in the country. In addition, the real has appreciated sharply. The strengthening real helped many Brazilian companies, which have debt denominated in U.S. dollars.

Argentina, which in previous reporting periods endured political turmoil, the largest sovereign debt default in history and devaluation of its currency, appeared to turn the corner toward recovery during the reporting period. But further reform will likely be necessary before full economic recovery is secured.

Chile, which had escaped its neighbors' economic woes in 2002, performed well during the reporting period. Because its economy is heavily dependent on commodity exports, Chile benefited from improved global economic conditions.

All of the ten largest constituents in the Index delivered positive performance during the reporting period, with nine of the ten posting double-digit gains. Leading the way was America Movil, SA de CV Series L (8.67% of the Index as of September 30, 2003), which gained 74.83%. Tele Norte Leste Participacoes SA ADR (3.75% of the Index as of September 30, 2003) climbed 68.97%. Compania de Petroleos de Chile SA and Petroleo Brasileiro SA ADR (respectively 3.56% and 8.48% of the Index as of September 30, 2003) returned 59.35% and 54.43%, respectively. The weakest performance among the ten largest weightings came from the Index's largest weighting, Telefonos de Mexico, SA de CV Series L (10.99% of the Index as of September 30, 2003), which gained 5.38% during the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                               21

MANAGERS' DISCUSSION & ANALYSIS

iSHARES S&P/TOPIX 150 INDEX FUND
Performance as of 9/30/03

        AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
--------------------------------------------  --------------------------
  YEAR ENDED 9/30/03    INCEPTION TO 9/30/03     INCEPTION TO 9/30/03
----------------------  --------------------  --------------------------
 NAV    MARKET  INDEX    NAV   MARKET  INDEX    NAV     MARKET    INDEX
17.18%  18.17%  18.28%  0.20%  0.30%   0.92%   0.38%     0.59%    1.80%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/23/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 TOYOTA MOTOR CORP.                        6.58%
                 NTT DOCOMO INC.                           3.73%
                 NIPPON TELEGRAPH & TELEPHONE CORP.        3.26%
                 CANON INC.                                2.97%
                 SONY CORP.                                2.58%
                 HONDA MOTOR CO. LTD.                      2.50%
                 NOMURA HOLDINGS INC.                      2.38%
                 TAKEDA CHEMICAL INDUSTRIES LTD.           2.31%
                 NISSAN MOTOR CO. LTD.                     2.05%
                 MATSUSHITA ELECTRIC INDUSTRIAL CO. LTD.   1.99%

The iShares S&P/TOPIX 150 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's/Tokyo Stock Price 150 Index (the "Index"). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. For the six-month reporting period ending September 30, 2003 (the "reporting period"), the Fund returned 34.22%, compared to a return of 36.29% by the Index.

Japan logged strong gains for the third quarter. Its economy, however, continues to struggle. Japanese wages had their biggest decline this year in August, suggesting a recovery in consumer spending may be limited. Because consumer spending accounts for more than half of Japan's GDP, this weakness points to a continued export-led recovery. A major wild card in the equation is exchange rates. A strengthening yen would hamper exports, and could cut import prices for consumer goods, making it more difficult for Japan to end a five-year bout with deflation. The central bank maintained its commitment to a weak currency through the ongoing sale of yen during the period. During the period from August 28 to September 26 alone, the Ministry of Finance sold a record 4.46 trillion yen in response to a strengthening yen. In addition, in September, the G-7 finance ministers endorsed the concept of freely floating currencies, which caused the yen to decline. Some of Japan's big exporters, including Sharp Corp. and Canon Inc. benefited from efforts to keep the yen lower, increasing capital spending to meet growing orders for mobile phones, digital cameras and other goods.

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the ten largest constituents in the Index, performance was mostly positive. Nissan Motor Co. Ltd. (2.03% of the Index as of September 30, 2003) gained 52.53% during the reporting period. Nomura Holdings Inc. (2.41% of the Index as of September 30, 2003) climbed 45.75%, and Matsushita Electric Industrial Co. Ltd. (1.96% of the Index as of September 30, 2003) rose 32.77%. Canon Inc. (3.17% of the Index as of September 30, 2003) returned 31.88%. The largest weighting at 6.59% of the Index, Toyota Motor Corp. gained 24.48%. Two of the ten largest weightings delivered negative performance: Takeda Chemical Industries Ltd. (2.31% of the Index as of September 30, 2003) declined 8.13%, and Sony Corp. (2.56% of the Index as of September 30, 2003) fell 7.14%.

MANAGERS' DISCUSSION & ANALYSIS                                               23

MANAGERS' DISCUSSION & ANALYSIS

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
Performance as of 9/30/03

          AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
-------------------------------------------------  -------------------------
  YEAR ENDED 9/30/03      INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
----------------------  -------------------------  -------------------------
 NAV    MARKET  INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
54.44%  54.87%  54.97%  (11.65)% (11.65)% (11.51)% (28.01)% (28.01)% (27.67)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (2/5/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (2/9/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 AMGEN INC.                               14.04%
                 MGI PHARMA INC.                           2.75%
                 GILEAD SCIENCES INC.                      2.57%
                 GENZYME CORP. - GENERAL DIVISION          2.41%
                 CHIRON CORP.                              2.31%
                 IMCLONE SYSTEMS INC.                      2.23%
                 LIGAND PHARMACEUTICALS INC. CLASS B       2.13%
                 OSI PHARMACEUTICALS INC.                  2.10%
                 ALKERMES INC.                             2.07%
                 NEKTAR THERAPEUTICS                       2.06%

The iShares Nasdaq Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index (the "Index"). For the six-month period ended September 30, 2003 (the "reporting period"), the Fund returned 40.44%, compared to a return of 40.67% by the Index.

Equity markets reversed course during the six-month reporting period. Responding positively to the official conclusion to the war in Iraq, stocks generally led an upward march throughout the reporting period. Some economic news provided signs of encouragement: GDP growth for the second quarter was revised upward several times, ultimately showing an annual growth rate of 3.3%. A major driver of the growth was government spending, which grew at an annual pace of 8.5%. Corporate earnings growth was also strong and consistent, reaching double-digit growth rates toward the end of the reporting period.

As the economic outlook showed signs of improvement, many investors returned to equity markets. Because of their growth orientation and depressed prices, many biotechnology stocks were recipients of the renewed investor interest. In addition, some bellwether biotechnology companies provided encouraging earnings announcements during the reporting period.

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Reflecting the strength of the biotechnology sector's rebound during the reporting period, each of the ten largest weightings in the Index delivered double-digit or triple-digit gains. MGI Pharma Inc. (2.70% of the Index as of September 30, 2003) gained 206.43%. ImClone Systems Inc. (2.23% of the Index as of September 30, 2003) climbed 135.36%. OSI Pharmaceuticals Inc. and Nektar Therapeutics (respectively 2.11% and 2.05% of the Index as of September 30,
2003) returned 104.06% and 102.53%, respectively. Ligand Pharmaceuticals Inc. Class B (2.13% of the Index as of September 30, 2003) climbed 98.77%, and Alkermes Inc. (2.06% of the Index as of September 30, 2003) rose 51.27%. The largest weighting at 14.02% of the Index, Amgen Inc. gained 12.11%.

MANAGERS' DISCUSSION & ANALYSIS                                               25

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P 100 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.86%
Microsoft Corp.                                       798,907   $  22,201,626
General Electric Co.                                  740,069      22,061,457
Wal-Mart Stores Inc.                                  322,697      18,022,627
Exxon Mobil Corp.                                     490,286      17,944,468
Pfizer Inc.                                           575,076      17,470,809
Citigroup Inc.                                        380,452      17,314,371
Intel Corp.                                           480,984      13,231,870
International Business Machines Corp.                 127,789      11,287,602
American International Group Inc.                     192,733      11,120,694
Johnson & Johnson                                     219,265      10,858,003
Cisco Systems Inc./1/                                 518,373      10,129,008
Procter & Gamble Co.                                   95,758       8,888,258
Bank of America Corp.                                 110,453       8,619,752
Merck & Co. Inc.                                      165,351       8,370,068
Coca-Cola Co. (The)                                   181,637       7,803,126
Verizon Communications Inc.                           203,557       6,603,389
Altria Group Inc.                                     149,885       6,564,963
Wells Fargo & Company                                 124,035       6,387,803
Amgen Inc./1/                                          95,381       6,158,751
PepsiCo Inc.                                          127,442       5,840,667
SBC Communications Inc.                               245,357       5,459,193
Home Depot Inc.                                       169,673       5,404,085
JP Morgan Chase & Co.                                 150,397       5,163,129
AOL Time Warner Inc./1/                               333,263       5,035,604
Viacom Inc. Class B                                   129,677       4,966,629
Hewlett-Packard Co.                                   225,407       4,363,880
Oracle Corp./1/                                       386,759       4,339,436
American Express Co.                                   95,144       4,287,189
Medtronic Inc.                                         89,951       4,220,501
Morgan Stanley                                         80,289       4,051,383
3M Co.                                                 57,812       3,993,075
Merrill Lynch & Co. Inc.                               69,043       3,695,872
Bristol-Myers Squibb Co.                              143,125       3,672,587
U.S. Bancorp                                          142,233       3,412,170
Bank One Corp.                                         83,581       3,230,406
Walt Disney Co. (The)                                 150,863       3,042,907
Anheuser-Busch Companies Inc.                          61,137       3,016,500
Tyco International Ltd.                               147,441       3,012,220
Du Pont (E.I.) de Nemours and Co.                      73,542       2,942,415
Goldman Sachs Group Inc. (The)                         35,005       2,936,920
Texas Instruments Inc.                                127,896       2,916,029
United Technologies Corp.                              34,611       2,674,738
Gillette Co. (The)                                     75,393       2,411,068
Colgate-Palmolive Co.                                  39,723       2,220,118
McDonald's Corp.                                       93,929       2,211,089
Dow Chemical Co. (The)                                 67,786       2,205,756
Boeing Co. (The)                                       62,072       2,130,932
Schlumberger Ltd.                                      42,985       2,080,474
EMC Corp./1/                                          161,926       2,045,125
Allstate Corp. (The)                                   51,966       1,898,318
Clear Channel Communications Inc.                      45,333       1,736,254
General Motors Corp.                                   41,379       1,693,642
Honeywell International Inc.                           63,507       1,673,409
Alcoa Inc.                                             62,393       1,632,201
Southern Company                                       53,754       1,576,067
Exelon Corp.                                           24,042       1,526,667
Nextel Communications Inc. Class A/1/                  76,400       1,504,316
Ford Motor Company                                    135,094       1,454,962
FedEx Corp.                                            22,095       1,423,581
International Paper Co.                                35,347       1,379,240
HCA Inc.                                               36,990       1,363,451
Baxter International Inc.                              44,254       1,286,021
AT&T Corp.                                             58,228       1,254,813
Lehman Brothers Holdings Inc.                          17,880       1,235,150
General Dynamics Corp.                                 14,607       1,140,222
Avon Products Inc.                                     17,422       1,124,764
Hartford Financial Services Group Inc.                 20,829       1,096,230
Sara Lee Corp.                                         57,344       1,052,836
Weyerhaeuser Co.                                       16,230         948,644
Sears, Roebuck and Co.                                 20,972         917,106
Entergy Corp.                                          16,847         912,265
Heinz (H.J.) Co.                                       26,041         892,685
American Electric Power Co. Inc.                       29,133         873,990
Raytheon Co.                                           30,520         854,560

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 100 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Campbell Soup Co.                                      30,432   $     806,448
Burlington Northern Santa Fe Corp.                     27,613         797,187
Halliburton Co.                                        32,364         784,827
Baker Hughes Inc.                                      24,827         734,631
Lucent Technologies Inc./1/                           307,271         663,705
MedImmune Inc./1/                                      18,522         611,411
Xerox Corp./1/                                         58,399         599,174
Limited Brands Inc.                                    38,546         581,274
Norfolk Southern Corp.                                 28,917         534,965
May Department Stores Co. (The)                        21,410         527,328
Computer Sciences Corp./1/                             13,884         521,622
CIGNA Corp.                                            10,390         463,913
Eastman Kodak Co.                                      21,291         445,834
National Semiconductor Corp./1/                        13,605         439,305
Williams Companies Inc.                                38,586         363,480
Rockwell Automation Inc.                               13,623         357,604
RadioShack Corp.                                       12,308         349,670
Harrah's Entertainment Inc.                             8,181         344,502
AES Corp. (The)/1/                                     45,752         339,480
Unisys Corp./1/                                        24,163         326,925
El Paso Corp.                                          44,653         325,967
Black & Decker Corp.                                    5,732         232,433
Toys R Us Inc./1/                                      15,864         190,844
Delta Air Lines Inc.                                    8,995         119,633
Boise Cascade Corp.                                     4,271         117,880
Allegheny Technologies Inc.                             5,990          39,234
TOTAL COMMON STOCKS
  (Cost: $414,750,395)                                            382,091,412

SHORT TERM INVESTMENTS - 5.07%

MONEY MARKET FUNDS - 3.04%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/2/,/3/                       7,735,519       7,738,519
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                     2,836,599       2,836,599
BlackRock Temp Cash Money Market Fund/2/              126,007         126,007

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/2/                    668,796   $     668,796
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional Shares/2/           257,873         257,873
                                                                   11,627,794

FLOATING RATE NOTES - 1.18%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $     128,936         128,924
  1.08%, 09/15/04/2/                                  257,873         257,848
  1.17%, 08/23/04/2/                                  128,936         129,035
CC USA Inc.
  1.06%, 05/24/04/2/                                  257,873         257,856
  1.08%, 04/19/04/2/                                  113,464         113,461
  1.12%, 07/15/04/2/                                  128,936         128,973
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                  257,873         257,848
  1.24%, 08/09/04/2/                                   64,468          64,460
Five Finance Inc.
  1.09%, 04/15/04/2/                                  128,936         128,936
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                  257,873         257,873
Holmes Financing PLC
  1.08%, 04/15/04/2/                                   51,575          51,575
K2 USA LLC
  1.08%, 08/16/04/2/                                   64,468          64,460
  1.08%, 09/27/04/2/                                  278,502         278,461
  1.09%, 04/13/04/2/                                  128,936         128,933
  1.09%, 05/17/04/2/                                  128,936         128,932
Links Finance LLC
  1.05%, 07/20/04/2/                                  103,149         103,133
  1.08%, 05/04/04/2/                                  128,936         128,933
  1.08%, 06/28/04/2/                                  128,936         128,917
  1.09%, 03/29/04/2/                                  128,936         128,936
Nationwide Building Society
  1.08%, 07/23/04/2/                                  193,404         193,404

SCHEDULES OF INVESTMENTS                                                      27
iSHARES S&P 100 INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Sigma Finance Inc.
  1.05%, 07/20/04/2/                            $     128,936   $     128,916
  1.07%, 10/15/03/2/                                  257,873         257,872
  1.07%, 07/01/04/2/                                  128,936         128,912
  1.24%, 08/06/04/2/                                   64,468          64,463
Tango Finance Corp.
  1.05%, 07/15/04/2/                                   77,362          77,342
  1.06%, 07/06/04/2/                                   77,362          77,356
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                  128,936         128,912
White Pine Finance LLC
  1.08%, 05/17/04/2/                                  154,724         154,724
  1.08%, 07/06/04/2/                                  154,724         154,712
  1.08%, 08/26/04/2/                                  128,936         128,918
  1.09%, 04/20/04/2/                                  128,936         128,936
                                                                    4,491,961

COMMERCIAL PAPER - 0.61%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                  122,490         122,435
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                  128,936         128,876
Edison Asset Securitization
  1.07%, 10/23/03/2/                                  242,400         242,242
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                   90,255          90,213
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                  152,145         152,078
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                  128,936         128,865
New Center Asset Trust
  1.06%, 10/22/03/2/                                  128,936         128,857
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                  128,936         128,865
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                  128,936         128,910
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                   86,666          86,630
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                  104,438         104,389
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                  257,873         257,821
  1.05%, 10/15/03/2/                                  128,936         128,884
  1.11%, 10/01/03/2/                                  515,745         515,745
                                                                    2,344,810

TIME DEPOSITS - 0.19%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                  128,936         128,936
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                   64,468          64,468
  1.08%, 10/30/03/2/                                  103,149         103,149
  1.37%, 08/26/04/2/                                  257,873         257,873
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                  167,617         167,542
                                                                      721,968

REPURCHASE AGREEMENTS - 0.05%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                  206,298         206,298
                                                                      206,298
TOTAL SHORT TERM INVESTMENTS
  (Cost: $19,392,831)                                              19,392,831

TOTAL INVESTMENTS IN SECURITIES - 104.93%
  (Cost $434,143,226)                                             401,484,243

Other Assets, Less Liabilities - (4.93%)                          (18,866,664)
                                                                -------------
NET ASSETS - 100.00%                                            $ 382,617,579
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.51%

AUSTRALIA - 0.77%
Broken Hill Proprietary Co. Ltd.                       62,271   $     445,084
News Corp. Ltd.                                        23,793         193,574
                                                                      638,658

BELGIUM - 0.30%
Fortis Group                                           14,487         246,483
                                                                      246,483

CANADA - 0.56%
Alcan Ltd.                                              6,348         242,875
Nortel Networks Corp./1/                               53,955         221,216
                                                                      464,091

FINLAND - 1.32%
Nokia OYJ ADR                                          70,719       1,103,216
                                                                    1,103,216

FRANCE - 5.32%
Alcatel SA Class A/1/                                  17,655         209,097
Aventis SA                                              9,372         486,226
AXA AG                                                 19,239         324,197
AXA AG Rights/1/                                       19,239             896
BNP Paribas SA                                         11,154         546,853
Carrefour SA                                            8,481         426,667
France Telecom SA/1/                                   10,731         246,812
L'Oreal SA                                              4,422         302,026
Suez SA                                                13,332         211,616
Total SA                                                9,438       1,424,437
Vivendi Universal SA/1/                                14,025         248,259
                                                                    4,427,086

GERMANY - 4.11%
Allianz AG                                              4,447         392,550
BASF AG                                                 7,722         339,023
Bayer AG                                               10,593         228,834
DaimlerChrysler AG                                     10,428         366,018
Deutsche Bank AG                                        8,085         491,954
Deutsche Telekom AG/1/                                 32,307         468,032
E.ON AG                                                 6,534         318,824
Siemens AG                                             11,715         697,688
Volkswagen AG                                           2,640         118,642
                                                                    3,421,565

ITALY - 0.48%
Assicurazioni Generali SpA                             17,622         397,711
                                                                      397,711

JAPAN - 4.90%
Canon Inc.                                             13,200         645,142
Fuji Photo Film Co. Ltd.                                6,600         193,779
Hitachi Ltd.                                           33,000         183,145
Honda Motor Co. Ltd.                                    9,900         396,124
Matsushita Electric Industrial Co. Ltd.                33,000         397,306
Mitsubishi Tokyo Financial Group Inc.                      33         208,253
Nissan Motor Co. Ltd.                                  36,300         391,545
Sony Corp.                                             13,200         460,816
Toshiba Corp.                                          33,000         138,835
Toyota Motor Corp.                                     36,300       1,065,783
                                                                    4,080,728

NETHERLANDS - 3.74%
ABN AMRO Holding NV                                    17,127         316,132
Aegon NV                                               19,734         229,583
ING Groep NV                                           21,054         385,675
Koninklijke Philips Electronics NV (NY Shares)         19,437         445,496
Royal Dutch Petroleum Co. (NY Shares)                  28,875       1,276,275
Unilever NV (NY Shares)                                 7,722         456,988
                                                                    3,110,149

SOUTH KOREA - 0.25%
Samsung Electronics Co. Ltd. GDR                        1,221         206,654
                                                                      206,654

SPAIN - 2.43%
Banco Bilbao Vizcaya Argentaria SA                     46,629         481,114
Banco Santander Central Hispano SA                     66,495         563,740

SCHEDULES OF INVESTMENTS                                                      29
iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Repsol YPF SA                                          13,662   $     224,491
Telefonica SA                                          63,631         751,389
                                                                    2,020,734

SWEDEN - 0.46%
Telefonaktiebolaget LM Ericsson AB ADR/1/              26,154         383,941
                                                                      383,941

SWITZERLAND - 5.16%
Credit Suisse Group                                    16,170         517,327
Nestle SA                                               5,280       1,217,447
Novartis AG                                            35,607       1,377,796
Swiss Re                                                4,653         295,613
UBS AG (Registered)                                    15,807         886,944
                                                                    4,295,127

UNITED KINGDOM - 11.90%
AstraZeneca PLC                                        24,189       1,021,569
Barclays PLC/3/                                        92,697         711,126
BP PLC                                                310,365       2,129,595
Diageo PLC                                             44,220         477,169
GlaxoSmithKline PLC                                    82,844       1,719,086
HSBC Holdings PLC                                     144,969       1,911,157
Reuters Group PLC                                      27,423          96,702
Vodafone Group PLC                                    921,954       1,838,081
                                                                    9,904,485

UNITED STATES - 57.81%
Altria Group Inc.                                      28,281       1,238,709
American International Group Inc.                      35,904       2,071,661
AOL Time Warner Inc./1/                                62,238         940,416
AT&T Corp.                                             10,935         235,649
Bristol-Myers Squibb Co.                               27,456         704,521
ChevronTexaco Corp.                                    14,520       1,037,454
Citigroup Inc.                                         70,323       3,200,400
Coca-Cola Co. (The)                                    31,680       1,360,973
Colgate-Palmolive Co.                                   7,029         392,851
Dell Inc./1/                                           32,901       1,098,564
Dow Chemical Co. (The)                                 13,035         424,159
Du Pont (E.I.) de Nemours and Co.                      14,124         565,101
EMC Corp./1/                                           33,858         427,627
Exxon Mobil Corp.                                      91,179       3,337,151
Ford Motor Company                                     25,740         277,220
General Electric Co.                                  137,940       4,111,991
General Motors Corp.                                    7,590         310,659
Gillette Co. (The)                                     13,068         417,915
Hewlett-Packard Co.                                    40,722         788,378
Intel Corp.                                            93,093       2,560,988
International Business Machines Corp.                  23,793       2,101,636
Johnson & Johnson                                      41,118       2,036,163
JP Morgan Chase & Co.                                  27,786         953,893
Kimberly-Clark Corp.                                    6,864         352,261
Lucent Technologies Inc./1/                            59,763         129,088
McDonald's Corp.                                       21,219         499,495
Merck & Co. Inc.                                       30,987       1,568,562
Microsoft Corp.                                       131,208       3,646,270
Morgan Stanley                                         14,685         741,005
PepsiCo Inc.                                           23,793       1,090,433
Pfizer Inc.                                           109,032       3,312,392
Procter & Gamble Co.                                   17,655       1,638,737
Texas Instruments Inc.                                 27,423         625,244
3M Co.                                                 10,692         738,496
Tyco International Ltd.                                28,677         585,871
United Technologies Corp.                               6,600         510,048
Wal-Mart Stores Inc.                                   37,224       2,078,960
                                                                   48,110,941
TOTAL COMMON STOCKS
  (Cost: $93,624,358)                                              82,811,569

SHORT TERM INVESTMENTS - 11.02%

MONEY MARKET FUNDS - 6.68%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                 3,745,631       3,745,631
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/2/,/3/                       1,321,215       1,321,215
BlackRock Temp Cash Money
  Market Fund/2/                                       58,691          58,691

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Short Term Investment Co. -
  Liquid Assets Money
  Market Portfolio/2/                                 311,508   $     311,508
Short Term Investment Co. -
  Prime Money Market
  Portfolio, Institutional Shares/2/                  120,110         120,110
                                                                    5,557,155

FLOATING RATE NOTES - 2.51%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $      60,055          60,050
  1.08%, 09/15/04/2/                                  120,110         120,099
  1.17%, 08/23/04/2/                                   60,055          60,101
CC USA Inc.
  1.06%, 05/24/04/2/                                  120,110         120,103
  1.08%, 04/19/04/2/                                   52,849          52,847
  1.12%, 07/15/04/2/                                   60,055          60,072
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                  120,110         120,099
  1.24%, 08/09/04/2/                                   30,028          30,024
Five Finance Inc.
  1.09%, 04/15/04/2/                                   60,055          60,055
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                  120,110         120,110
Holmes Financing PLC
  1.08%, 04/15/04/2/                                   24,022          24,022
K2 USA LLC
  1.08%, 08/16/04/2/                                   30,028          30,024
  1.08%, 09/27/04/2/                                  129,719         129,700
  1.09%, 04/13/04/2/                                   60,055          60,054
  1.09%, 05/17/04/2/                                   60,055          60,053
Links Finance LLC
  1.05%, 07/20/04/2/                                   48,044          48,036
  1.08%, 05/04/04/2/                                   60,055          60,053
  1.08%, 06/28/04/2/                                   60,055          60,046
  1.09%, 03/29/04/2/                                   60,055          60,055
Nationwide Building Society
  1.08%, 07/23/04/2/                                   90,083          90,083
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                   60,055          60,046

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
  1.07%, 10/15/03/2/                            $     120,110   $     120,110
  1.07%, 07/01/04/2/                                   60,055          60,044
  1.24%, 08/06/04/2/                                   30,028          30,025
Tango Finance Corp.
  1.05%, 07/15/04/2/                                   36,033          36,024
  1.06%, 07/06/04/2/                                   36,033          36,030
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                   60,055          60,044
White Pine Finance LLC
  1.08%, 05/17/04/2/                                   72,066          72,066
  1.08%, 07/06/04/2/                                   72,061          72,061
  1.08%, 08/26/04/2/                                   60,055          60,047
  1.09%, 04/20/04/2/                                   60,055          60,055
                                                                    2,092,238

COMMERCIAL PAPER - 1.31%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                   57,052          57,031
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                   60,055          60,027
Edison Asset Securitization
  1.07%, 10/23/03/2/                                  112,904         112,830
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                   42,039          42,019
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                   70,865          70,834
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                   60,055          60,022
New Center Asset Trust
  1.06%, 10/22/03/2/                                   60,055          60,018
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                   60,055          60,022
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                   60,055          60,043
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                   40,367          40,350
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                   48,645          48,622

SCHEDULES OF INVESTMENTS                                                      31
iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                            $     120,110   $     120,086
  1.05%, 10/15/03/2/                                   60,055          60,031
  1.11%, 10/01/03/2/                                  240,221         240,221
                                                                    1,092,156

TIME DEPOSITS - 0.40%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                   60,055          60,055
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                   30,028          30,028
  1.08%, 10/30/03/2/                                   48,044          48,044
  1.37%, 08/26/04/2/                                  120,110         120,110
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                   78,072          78,037
                                                                      336,274

REPURCHASE AGREEMENTS - 0.12%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   96,088          96,088
                                                                       96,088
TOTAL SHORT TERM INVESTMENTS
 (Cost: $9,173,911)                                                 9,173,911

TOTAL INVESTMENTS IN SECURITIES - 110.53%
 (Cost $102,798,269)                                               91,985,480
Other Assets, Less Liabilities - (10.53%)                          (8,766,859)
                                                                -------------
NET ASSETS - 100.00%                                            $  83,218,621
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 98.68%

ARGENTINA - 0.20%
Petrobras Energia Participaciones SA ADR/1/             6,756   $      59,791
                                                                       59,791

CANADA - 7.56%
Canadian Natural Resources Ltd.                         4,068         167,580
EnCana Corp.                                           21,965         795,945
Husky Energy Inc.                                       4,416          67,085
Imperial Oil Ltd.                                       6,276         236,260
Nexen Inc.                                              3,480          94,772
Petro-Canada                                            9,144         355,677
Precision Drilling Corp./1/                               696          26,325
Suncor Energy Inc.                                     17,652         326,106
Talisman Energy Inc.                                    3,936         186,963
                                                                    2,256,713

CHINA - 0.70%
PetroChina Co. Ltd. ADR                                 6,216         208,547
                                                                      208,547

FRANCE - 8.48%
Total SA                                               16,764       2,530,118
                                                                    2,530,118

ITALY - 4.39%
Eni SpA                                                85,824       1,311,296
                                                                    1,311,296

JAPAN - 0.84%
Nippon Oil Corp.                                       36,000         158,546
TonenGeneral Sekiyu K.K.                               12,000          90,874
                                                                      249,420

LUXEMBOURG - 0.12%
Tenaris SA ADR                                          1,332          35,058
                                                                       35,058

NETHERLANDS - 6.92%
Royal Dutch Petroleum Co.                              46,992       2,063,662
                                                                    2,063,662

NORWAY - 1.67%
Norsk Hydro ASA ADR                                     6,816         350,070
Statoil ASA ADR                                        16,464         147,847
                                                                      497,917

SPAIN - 2.02%
Repsol YPF SA ADR                                      36,528         601,616
                                                                      601,616

UNITED KINGDOM - 19.62%
BG Group PLC                                          178,224         749,136
BP PLC                                                555,384       3,810,813
Shell Transport & Trading Co. PLC                     209,712       1,294,364
                                                                    5,854,313

UNITED STATES - 46.16%
Amerada Hess Corp.                                      4,620         231,462
Anadarko Petroleum Corp.                                7,884         329,236
Apache Corp.                                            4,927         341,638
Ashland Inc.                                            1,752          57,553
Baker Hughes Inc.                                      10,008         296,137
BJ Services Co./1/                                      3,984         136,133
Burlington Resources Inc.                               7,356         354,559
ChevronTexaco Corp.                                    19,860       1,418,997
ConocoPhillips                                         22,085       1,209,154
Devon Energy Corp.                                      4,968         239,408
EOG Resources Inc.                                      4,200         175,308
Exxon Mobil Corp.                                     164,772       6,030,655
Halliburton Co.                                        11,628         281,979
Marathon Oil Corp.                                     12,228         348,498
Nabors Industries Ltd./1/                               3,900         145,314
Noble Corp./1/                                          3,504         119,101
Occidental Petroleum Corp.                             14,004         493,361
Rowan Companies Inc./1/                                 2,424          59,582
Schlumberger Ltd.                                      16,332         790,469
Sunoco Inc.                                             4,680         188,230

SCHEDULES OF INVESTMENTS                                                      33
iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
September 30, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Transocean Inc./1/                                      8,676   $     173,520
Unocal Corp.                                           11,172         352,141
                                                                   13,772,435
TOTAL COMMON STOCKS
  (Cost: $29,407,855)                                              29,440,886

PREFERRED STOCKS - 1.01%

BRAZIL - 1.01%
Petroleo Brasileiro SA ADR                             14,100         299,625
                                                                      299,625
TOTAL PREFERRED STOCKS
  (Cost: $239,272)                                                    299,625

SHORT TERM INVESTMENTS - 3.77%

MONEY MARKET FUNDS - 2.27%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                   450,796         450,796
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                       164,261         164,261
BlackRock Temp Cash Money Market Fund/2/               7,297           7,297
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              38,729          38,729
Short Term Investment Co. -
  Prime Money Market Portfolio, Institutional
  Shares/2/                                            14,933          14,933
                                                                      676,016

FLOATING RATE NOTES - 0.87%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $       7,466           7,466
  1.08%, 09/15/04/2/                                   14,933          14,931
  1.17%, 08/23/04/2/                                    7,466           7,472

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
CC USA Inc.
  1.06%, 05/24/04/2/                            $      14,933   $      14,932
  1.08%, 04/19/04/2/                                    6,570           6,570
  1.12%, 07/15/04/2/                                    7,466           7,469
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                   14,933          14,931
  1.24%, 08/09/04/2/                                    3,733           3,733
Five Finance Inc.
  1.09%, 04/15/04/2/                                    7,466           7,466
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                   14,933          14,933
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    2,987           2,987
K2 USA LLC
  1.08%, 08/16/04/2/                                    3,733           3,733
  1.08%, 09/27/04/2/                                   16,127          16,125
  1.09%, 04/13/04/2/                                    7,466           7,466
  1.09%, 05/17/04/2/                                    7,466           7,466
Links Finance LLC
  1.05%, 07/20/04/2/                                    5,973           5,972
  1.08%, 05/04/04/2/                                    7,466           7,467
  1.08%, 06/28/04/2/                                    7,466           7,465
  1.09%, 03/29/04/2/                                    7,466           7,466
Nationwide Building Society
  1.08%, 07/23/04/2/                                   11,200          11,200
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                    7,466           7,465
  1.07%, 10/15/03/2/                                   14,933          14,933
  1.07%, 07/01/04/2/                                    7,466           7,465
  1.24%, 08/06/04/2/                                    3,733           3,733
Tango Finance Corp.
  1.05%, 07/15/04/2/                                    4,480           4,479
  1.06%, 07/06/04/2/                                    4,480           4,480
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                    7,466           7,465
White Pine Finance LLC
  1.08%, 05/17/04/2/                                    8,960           8,960
  1.08%, 07/06/04/2/                                    8,960           8,959
  1.08%, 08/26/04/2/                                    7,466           7,465
  1.09%, 04/20/04/2/                                    7,466           7,466
                                                                      260,120

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 0.45%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                            $       7,093   $       7,090
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                    7,466           7,463
Edison Asset Securitization
  1.07%, 10/23/03/2/                                   14,037          14,028
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                    5,226           5,224
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                    8,810           8,806
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                    7,466           7,462
New Center Asset Trust
  1.06%, 10/22/03/2/                                    7,466           7,462
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                    7,466           7,462
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                    7,466           7,465
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                    5,019           5,017
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                    6,048           6,045
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                   14,933          14,930
  1.05%, 10/15/03/2/                                    7,466           7,463
  1.11%, 10/01/03/2/                                   29,866          29,866
                                                                      135,783

TIME DEPOSITS - 0.14%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                    7,466           7,466
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    3,733           3,733
  1.08%, 10/30/03/2/                                    5,973           5,973
  1.37%, 08/26/04/2/                                   14,933          14,933
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                    9,706           9,702
                                                                       41,807

REPURCHASE AGREEMENTS - 0.04%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   11,946          11,946
                                                                       11,946
TOTAL SHORT TERM INVESTMENTS
 (Cost: $1,125,672)                                                 1,125,672

TOTAL INVESTMENTS IN
 SECURITIES - 103.46%
  (Cost $30,772,799)                                               30,866,183
Other Assets, Less Liabilities - (3.46%)                           (1,030,837)
                                                                -------------
NET ASSETS - 100.00%                                            $  29,835,346
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      35

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.53%

AUSTRALIA - 3.86%
Australia and New Zealand Banking Group Ltd.            8,472   $     102,930
AXA Asia Pacific Holdings Ltd.                          6,242          10,942
Commonwealth Bank of Australia                          7,488         140,391
General Property Trust                                  9,107          16,951
Insurance Australia Group Ltd.                          8,607          24,176
Lend Lease Corp. Ltd.                                   2,704          18,851
Macquarie Bank Ltd.                                     1,059          24,729
Mirvac Group                                            3,161           8,986
National Australia Bank Ltd.                            8,824         183,954
QBE Insurance Group Ltd.                                3,300          22,247
St. George Bank Ltd.                                    2,112          29,291
Stockland Trust Group                                   2,755           8,578
Suncorp-Metway Ltd.                                     2,638          21,301
Westfield America Trust                                15,824          19,921
Westfield Holdings Ltd.                                 2,256          21,683
Westfield Trust                                         9,867          21,839
Westpac Banking Corp. Ltd.                             10,648         116,755
                                                                      793,525

BELGIUM - 1.12%
Algemene Maatschappij voor
 Nijverheidskredit NV                                     536          21,772
Dexia Group                                             4,336          63,220
Fortis Group                                            6,200         105,487
Groupe Bruxelles Lambert SA                               352          16,868
KBC Bankverzekeringsholding NV                            616          23,458
                                                                      230,805

BRAZIL - 0.23%
Banco Bradesco SA ADR                                     829          16,721
Banco Itau Holding Financiera SA ADR                      558          20,200
Unibanco - Uniao de Bancos Brasileiros
 SA GDR                                                   560          11,088
                                                                       48,009

CANADA - 3.78%
Bank of Montreal                                        2,704          93,556
Bank of Nova Scotia                                     2,920         136,539
Brascan Corp. Class A                                     704          17,811
Canadian Imperial Bank of Commerce                      2,152          88,204
Manulife Financial Corp.                                2,536          73,348
National Bank of Canada                                   920          24,836
Royal Bank of Canada                                    3,704         163,180
Sun Life Financial Inc.                                 3,416          74,043
Toronto-Dominion Bank                                   3,712         105,189
                                                                      776,706

CHILE - 0.11%
Banco de Chile ADR                                        501          11,272
Banco Santander Chile SA ADR                              482          11,086
                                                                       22,358

DENMARK - 0.29%
Danske Bank A/S                                         3,072          58,538
                                                                       58,538

FRANCE - 2.92%
Assurances Generales de France                            448          20,999
AXA AG                                                  8,048         135,617
AXA AG Rights/1/                                        8,048             375
BNP Paribas SA                                          4,744         232,587
Credit Agricole SA                                      3,832          74,659
Societe Generale Class A                                2,064         137,488
                                                                      601,725

GERMANY - 2.10%
Allianz AG                                              1,725         152,271
Bayerische Hypo-Und Vereinsbank AG/1/                   2,480          42,657
Commerzbank AG                                          2,120          30,910
Deutsche Bank AG                                        3,288         200,067
MLP AG/1/                                                 368           5,614
                                                                      431,519

GREECE - 0.12%
National Bank of Greece SA ADR                          6,521          25,367
                                                                       25,367

HONG KONG - 1.22%
BOC Hong Kong Holdings Ltd.                            12,000          17,356
Cheung Kong (Holdings) Ltd.                             8,000          63,276
Hang Seng Bank Ltd.                                     4,800          58,886

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                            8,000   $      64,826
Swire Pacific Ltd. Class A                              8,000          47,212
                                                                      251,556

IRELAND - 0.70%
Allied Irish Banks PLC                                  5,168          75,832
Bank of Ireland                                         5,661          67,639
                                                                      143,471

ITALY - 3.06%
Alleanza Assicurazioni SpA                              2,936          28,276
Assicurazioni Generali SpA                              6,464         145,886
Banca Fideuram SpA                                      2,448          14,254
Banca Intesa SpA                                       26,986          81,709
Banca Monte dei Paschi di Siena SpA                     6,120          16,820
Banca Nazionale del Lavoro SpA/1/                      13,736          27,114
Banca Popolare di Verona e Novara SCRL                  1,712          24,084
Capitalia SpA/1/                                       13,072          31,359
FinecoGroup SpA/1/                                      9,928           6,417
Mediobanca SpA                                          3,352          32,439
Mediolanum SpA                                          1,608          10,337
Riunione Adriatica di Sicurta SpA                       1,544          23,555
Sanpaolo IMI SpA                                        6,384          63,639
Unicredito Italiano SpA                                26,144         123,611
                                                                      629,500

JAPAN - 5.03%
Acom Co. Ltd.                                             400          17,938
Credit Saison Co. Ltd.                                    800          16,685
Daiwa Securities Group Inc.                             8,000          54,066
Millea Holdings Inc.                                        8          90,230
Mitsubishi Estate Co. Ltd.                              8,000          75,549
Mitsubishi Tokyo Financial Group Inc.                      16         100,971
Mitsui Fudosan Co. Ltd.                                 8,000          70,895
Mitsui Sumitomo Insurance Co. Ltd.                      8,000          58,148
Mizuho Financial Group Inc./1/                             24          53,708
Nikko Cordial Corp.                                     8,000          42,537
Nomura Holdings Inc.                                    8,000         128,899
ORIX Corp.                                                800          62,516
Promise Co. Ltd.                                          400          17,545
Sompo Japan Insurance Inc.                              8,000          57,862
Sumitomo Mitsui Financial Group Inc.                       16          64,450
Sumitomo Trust & Banking Co. Ltd. (The)                 8,000          38,956
Takefuji Corp.                                            320          20,481
UFJ Holdings Inc./1/                                       16          62,874
                                                                    1,034,310

NETHERLANDS - 2.00%
ABN AMRO Holding NV                                     7,944         146,631
Aegon NV                                                7,471          86,917
ING Groep NV                                            9,672         177,175
                                                                      410,723

SINGAPORE - 0.84%
DBS Group Holdings Ltd.                                 8,000          59,703
Oversea-Chinese Banking Corp.
 Ltd. (Ordinary)                                        8,000          51,835
United Overseas Bank Ltd.                               8,000          62,017
                                                                      173,555

SOUTH KOREA - 0.27%
Kookmin Bank ADR                                        1,680          55,272
                                                                       55,272

SPAIN - 2.43%
Banco Bilbao Vizcaya Argentaria SA                     18,664         192,574
Banco Popular Espanol SA                                1,160          57,372
Banco Santander Central Hispano SA                     27,440         232,634
Bankinter SA                                              512          18,323
                                                                      500,903

SWEDEN - 1.08%
ForeningsSparbanken AB                                  2,000          29,604
Nordea AB                                              13,608          77,580
Skandia Forsakrings AB                                  7,520          23,721
Skandinaviska Enskilda Banken AB Class A                3,160          34,519
Svenska Handelsbanken AB Class A                        3,392          57,663
                                                                      223,087

SWITZERLAND - 4.03%
Baloise Holding (Registered)                              656          24,415

SCHEDULES OF INVESTMENTS                                                      37
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Credit Suisse Group                                     6,552   $     209,618
Swiss Life Holding/1/                                     112          15,266
Swiss Re                                                1,896         120,456
UBS AG (Registered)                                     6,424         360,456
Zurich Financial Services AG/1/                           800          99,955
                                                                      830,166

UNITED KINGDOM - 12.56%
Abbey National PLC                                      8,552          70,189
Alliance & Leicester PLC                                2,568          35,860
AMVESCAP PLC                                            3,792          28,697
Aviva PLC                                              12,800          99,312
Barclays PLC/3/                                        37,008         283,907
British Land Co. PLC                                    3,104          25,450
Hammerson PLC                                           1,672          15,139
HBOS PLC                                               21,000         240,039
HSBC Holdings PLC                                      59,660         786,510
Land Securities Group PLC                               2,531          35,427
Legal & General Group PLC                              36,912          56,573
Lloyds TSB Group PLC                                   31,624         217,385
Northern Rock PLC                                       2,504          27,811
Old Mutual PLC                                         20,008          30,831
Provident Financial PLC                                   760           8,144
Prudential Corp. PLC                                   11,440          78,069
Royal & Sun Alliance Insurance Group PLC                9,776          13,115
Royal & Sun Alliance Insurance Group PLC
 Rights/1/                                              9,776           1,990
Royal Bank of Scotland Group PLC                       15,224         386,985
Schroders PLC                                             920          10,256
Slough Estates PLC                                      2,416          14,591
Standard Chartered PLC                                  5,856          81,774
3i Group PLC                                            3,792          37,501
                                                                    2,585,555

UNITED STATES - 51.78%
ACE Ltd.                                                1,512          50,017
AFLAC Inc.                                              2,800          90,440
Allstate Corp. (The)                                    3,920         143,198
Ambac Financial Group Inc.                                616          39,424
American Express Co.                                    7,216         325,153
American International Group Inc.                      14,536         838,727
AmSouth Bancorp                                         2,120          44,986
AON Corp.                                               1,832          38,197
Apartment Investment & Management Co. Class A             400          15,744
Bank of America Corp.                                   8,272         645,547
Bank of New York Co. Inc. (The)                         4,240         123,426
Bank One Corp.                                          6,304         243,650
BB&T Corp.                                              2,928         105,144
Bear Stearns Companies Inc. (The)                         552          41,290
Capital One Financial Corp.                             1,232          70,273
Charter One Financial Inc.                              1,344          41,126
Chubb Corp.                                               992          64,361
Cincinnati Financial Corp.                                944          37,722
Citigroup Inc.                                         28,616       1,302,314
Comerica Inc.                                           1,032          48,091
Countrywide Financial Corp.                               696          54,483
Equity Office Properties Trust                          2,416          66,512
Equity Residential                                      1,600          46,848
Fannie Mae                                              5,432         381,326
Federated Investors Inc. Class B                          624          17,285
Fifth Third Bancorp                                     3,288         182,385
First Tennessee National Corp.                            800          33,968
FleetBoston Financial Corp.                             5,712         172,217
Franklin Resources Inc.                                 1,504          66,492
Freddie Mac                                             3,952         206,887
Golden West Financial Corp.                               848          75,904
Goldman Sachs Group Inc. (The)                          2,632         220,825
Hancock (John) Financial Services Inc.                  1,720          58,136
Hartford Financial Services Group Inc.                  1,640          86,313
Huntington Bancshares Inc.                              1,240          24,540
Janus Capital Group Inc.                                1,296          18,105
Jefferson-Pilot Corp.                                     832          36,924
JP Morgan Chase & Co.                                  11,320         388,616
KeyCorp                                                 2,312          59,118
Lehman Brothers Holdings Inc.                           1,320          91,186
Lincoln National Corp.                                  1,104          39,060
Loews Corp.                                             1,104          44,568
Marsh & McLennan Companies Inc.                         3,000         142,830
Marshall & Ilsley Corp.                                 1,112          35,050
MBIA Inc.                                                 872          47,934
MBNA Corp.                                              7,272         165,802
Mellon Financial Corp.                                  2,448          73,783
Merrill Lynch & Co. Inc.                                5,200         278,356

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
MetLife Inc.                                            4,184   $     117,361
MGIC Investment Corp.                                     632          32,908
Moody's Corp.                                             752          41,337
Morgan Stanley                                          6,064         305,989
National City Corp.                                     3,496         102,992
North Fork Bancorp Inc.                                   848          29,468
Northern Trust Corp.                                    1,336          56,700
Plum Creek Timber Co. Inc.                              1,056          26,865
PNC Financial Services Group                            1,680          79,934
Principal Financial Group Inc.                          1,752          54,294
Progressive Corp. (The)                                 1,144          79,062
ProLogis                                                  976          29,524
Providian Financial Corp./1/                            1,368          16,129
Prudential Financial Inc.                               2,936         109,689
Regions Financial Corp.                                 1,200          41,100
SAFECO Corp.                                              752          26,516
Schwab (Charles) Corp. (The)                            7,456          88,801
Simon Property Group Inc.                                 864          37,653
SLM Corp.                                               2,544          99,114
SouthTrust Corp.                                        2,032          59,720
St. Paul Companies Inc.                                 1,264          46,806
State Street Corp.                                      1,872          84,240
SunTrust Banks Inc.                                     1,664         100,456
Synovus Financial Corp.                                 1,744          43,583
T. Rowe Price Group Inc.                                  488          20,135
Torchmark Corp.                                           592          24,059
Travelers Property Casualty Corp. Class B               5,683          90,246
U.S. Bancorp                                           10,688         256,405
Union Planters Corp.                                    1,042          32,969
UNUMProvident Corp.                                     1,536          22,687
Wachovia Corp.                                          7,496         308,760
Washington Mutual Inc.                                  5,040         198,425
Wells Fargo & Company                                   9,320         479,980
XL Capital Ltd. Class A                                   744          57,615
Zions Bancorporation                                      560          31,276
                                                                   10,657,081
TOTAL COMMON STOCKS
  (Cost: $18,660,901)                                              20,483,731

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.85%

MONEY MARKET FUNDS - 3.54%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                   491,601   $     491,602
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                       173,463         173,463
BlackRock Temp Cash Money Market Fund/2/                7,706           7,706
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              40,898          40,898
Short Term Investment Co. -
  Prime Money Market Portfolio, Institutional
  Shares/2/                                            15,769          15,769
                                                                      729,438
FLOATING RATE NOTES - 1.34%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $       7,885           7,884
  1.08%, 09/15/04/2/                                   15,769          15,768
  1.17%, 08/23/04/2/                                    7,885           7,891
CC USA Inc.
  1.06%, 05/24/04/2/                                   15,769          15,768
  1.08%, 04/19/04/2/                                    6,939           6,938
  1.12%, 07/15/04/2/                                    7,885           7,887
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                   15,769          15,768
  1.24%, 08/09/04/2/                                    3,942           3,942
Five Finance Inc.
  1.09%, 04/15/04/2/                                    7,885           7,885
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                   15,769          15,769
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    3,154           3,154
K2 USA LLC
  1.08%, 08/16/04/2/                                    3,942           3,942
  1.08%, 09/27/04/2/                                   17,031          17,028
  1.09%, 04/13/04/2/                                    7,885           7,884
  1.09%, 05/17/04/2/                                    7,885           7,884

SCHEDULES OF INVESTMENTS                                                      39
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                            $       6,308   $       6,307
  1.08%, 05/04/04/2/                                    7,885           7,884
  1.08%, 06/28/04/2/                                    7,885           7,884
  1.09%, 03/29/04/2/                                    7,885           7,885
Nationwide Building Society
  1.08%, 07/23/04/2/                                   11,827          11,827
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                    7,885           7,883
  1.07%, 10/15/03/2/                                   15,769          15,769
  1.07%, 07/01/04/2/                                    7,885           7,883
  1.24%, 08/06/04/2/                                    3,942           3,942
Tango Finance Corp.
  1.05%, 07/15/04/2/                                    4,731           4,730
  1.06%, 07/06/04/2/                                    4,731           4,730
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                    7,885           7,883
White Pine Finance LLC
  1.08%, 05/17/04/2/                                    9,462           9,462
  1.08%, 07/06/04/2/                                    9,462           9,461
  1.08%, 08/26/04/2/                                    7,885           7,884
  1.09%, 04/20/04/2/                                    7,885           7,885
                                                                      274,691
COMMERCIAL PAPER - 0.70%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                    7,490           7,488
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                    7,885           7,881
Edison Asset Securitization
  1.07%, 10/23/03/2/                                   14,823          14,814
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                    5,519           5,517
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                    9,304           9,300
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                    7,885           7,880
New Center Asset Trust
  1.06%, 10/22/03/2/                                    7,885           7,880
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                    7,885           7,880
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                    7,885           7,883
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                    5,300           5,298
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                    6,387           6,384
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                   15,769          15,766
  1.05%, 10/15/03/2/                                    7,885           7,881
  1.11%, 10/01/03/2/                                   31,539          31,539
                                                                      143,391
TIME DEPOSITS - 0.21%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                    7,885           7,885
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    3,942           3,942
  1.08%, 10/30/03/2/                                    6,308           6,308
  1.37%, 08/26/04/2/                                   15,769          15,769
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                   10,250          10,245
                                                                       44,149
REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   12,615          12,615
                                                                       12,615
TOTAL SHORT TERM INVESTMENTS
  (Cost: $1,204,284)                                                1,204,284

TOTAL INVESTMENTS IN
 SECURITIES - 105.38%
  (Cost $19,865,185)                                               21,688,015
Other Assets, Less Liabilities - (5.38%)                           (1,107,770)
                                                                -------------
NET ASSETS - 100.00%                                            $  20,580,245
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.78%

AUSTRALIA - 0.22%
CSL Ltd.                                                2,496   $      27,115
Mayne Group Ltd.                                       21,946          48,870
                                                                       75,985

CANADA - 0.44%
Biovail Corp./1/                                        3,072         114,393
MDS Inc.                                                2,784          37,733
                                                                      152,126

DENMARK - 0.51%
Novo Nordisk A/S Class B                                4,720         173,959
                                                                      173,959

FRANCE - 3.41%
Aventis SA                                             13,376         693,956
Essilor International SA                                1,648          71,278
Sanofi-Synthelabo SA                                    6,688         406,560
                                                                    1,171,794

GERMANY - 0.85%
Altana AG                                               1,456          92,901
Fresenius Medical Care AG                                 736          42,418
Schering AG                                             3,552         154,622
                                                                      289,941

IRELAND - 0.10%
Elan Corp. PLC/1/                                       6,784          34,996
                                                                       34,996

JAPAN - 3.60%
Daiichi Pharmaceutical Co. Ltd.                         4,800          77,769
Eisai Co. Ltd.                                          4,800         112,143
Fujisawa Pharmaceutical Co. Ltd.                        4,800         109,135
Sankyo Co. Ltd.                                         8,000         116,654
Takeda Chemical Industries Ltd.                        16,000         582,912
Terumo Corp.                                            3,200          61,729
Yamanouchi Pharmaceutical Co. Ltd.                      6,400         176,449
                                                                    1,236,791

SWITZERLAND - 8.76%
Novartis AG                                            47,760       1,848,051
Roche Holding AG (Bearer)                                 480          59,064
Roche Holding AG (Genusschein)                         13,296       1,102,463
                                                                    3,009,578

UNITED KINGDOM - 11.53%
Amersham PLC                                           14,944         128,609
AstraZeneca PLC                                        32,944       1,391,317
GlaxoSmithKline PLC                                   114,176       2,369,253
Shire Pharmaceuticals Group PLC/1/                      9,616          69,656
                                                                    3,958,835

UNITED STATES - 70.36%
Abbott Laboratories                                    29,552       1,257,438
Aetna Inc.                                              2,848         173,814
Allergan Inc.                                           2,496         196,510
AmerisourceBergen Corp.                                 2,048         110,694
Amgen Inc./1/                                          24,596       1,588,164
Anthem Inc./1/                                          2,848         203,148
Applera Corp. - Applied Biosystems Group                4,000          89,240
Bard (C.R.) Inc.                                          992          70,432
Bausch & Lomb Inc.                                      1,024          45,210
Baxter International Inc.                              11,456         332,911
Becton, Dickinson & Co.                                 4,912         177,422
Biogen Inc./1/                                          2,816         107,656
Biomet Inc.                                             5,120         172,083
Boston Scientific Corp./1/                              7,904         504,275
Bristol-Myers Squibb Co.                               36,944         947,983
Cardinal Health Inc.                                    8,448         493,279
Chiron Corp./1/                                         3,600         186,084
CIGNA Corp.                                             3,152         140,737
Express Scripts Inc./1/                                 1,200          73,380
Forest Laboratories Inc./1/                             7,232         372,086
Genzyme Corp. - General Division/1/                     4,112         190,180
Guidant Corp.                                           5,792         271,355
HCA Inc.                                               10,000         368,600
Health Management Associates Inc. Class A               4,560          99,454
Humana Inc./1/                                          2,720          49,096

SCHEDULES OF INVESTMENTS                                                      41
iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
IMS Health Inc.                                         4,768   $     100,605
Johnson & Johnson                                      56,512       2,798,474
King Pharmaceuticals Inc./1/                            5,008          75,871
Lilly (Eli) & Co.                                      21,680       1,287,792
Manor Care Inc.                                         1,984          59,520
McKesson Corp.                                          5,408         180,032
Medco Health Solutions Inc./1/                          5,181         134,343
MedImmune Inc./1/                                       4,800         158,448
Medtronic Inc.                                         23,376       1,096,802
Merck & Co. Inc.                                       42,976       2,175,445
Millipore Corp./1/                                      1,024          47,165
Monsanto Co.                                                7             168
Pfizer Inc.                                           148,592       4,514,225
Quest Diagnostics Inc./1/                               2,024         122,735
Schering-Plough Corp.                                  28,016         426,964
St. Jude Medical Inc./1/                                3,264         175,505
Stryker Corp.                                           3,728         280,756
UnitedHealth Group Inc.                                11,568         582,102
Watson Pharmaceuticals Inc./1/                          2,096          87,382
WellPoint Health Networks Inc./1/                       3,024         233,090
Wyeth                                                  25,200       1,161,720
Zimmer Holdings Inc./1/                                 4,480         246,848
                                                                   24,167,223
TOTAL COMMON STOCKS
 (Cost: $35,708,150)                                               34,271,228

SHORT TERM INVESTMENTS - 4.46%

MONEY MARKET FUNDS - 2.70%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                   626,641         626,641
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                       220,288         220,288
BlackRock Temp Cash Money Market Fund/2/                9,786           9,786

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              51,938   $      51,938
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                              20,026          20,026
                                                                      928,679

FLOATING RATE NOTES - 1.02%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $      10,013          10,012
  1.08%, 09/15/04/2/                                   20,026          20,024
  1.17%, 08/23/04/2/                                   10,013          10,021
CC USA Inc.
  1.06%, 05/24/04/2/                                   20,026          20,025
  1.08%, 04/19/04/2/                                    8,812           8,811
  1.12%, 07/15/04/2/                                   10,013          10,016
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                   20,026          20,024
  1.24%, 08/09/04/2/                                    5,007           5,006
Five Finance Inc.
  1.09%, 04/15/04/2/                                   10,013          10,013
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                   20,026          20,026
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    4,005           4,005
K2 USA LLC
  1.08%, 08/16/04/2/                                    5,007           5,006
  1.08%, 09/27/04/2/                                   21,628          21,625
  1.09%, 04/13/04/2/                                   10,013          10,013
  1.09%, 05/17/04/2/                                   10,013          10,013
Links Finance LLC
  1.05%, 07/20/04/2/                                    8,010           8,009
  1.08%, 05/04/04/2/                                   10,013          10,013
  1.08%, 06/28/04/2/                                   10,013          10,012
  1.09%, 03/29/04/2/                                   10,013          10,013
Nationwide Building Society
  1.08%, 07/23/04/2/                                   15,020          15,020
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                   10,013          10,011
  1.07%, 10/15/03/2/                                   20,026          20,026
  1.07%, 07/01/04/2/                                   10,013          10,011
  1.24%, 08/06/04/2/                                    5,007           5,006

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Tango Finance Corp.
  1.05%, 07/15/04/2/                            $       6,008   $       6,006
  1.06%, 07/06/04/2/                                    6,008           6,007
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                   10,013          10,011
White Pine Finance LLC
  1.08%, 05/17/04/2/                                   12,016          12,016
  1.08%, 07/06/04/2/                                   12,016          12,015
  1.08%, 08/26/04/2/                                   10,013          10,013
  1.09%, 04/20/04/2/                                   10,013          10,012
                                                                      348,841

COMMERCIAL PAPER - 0.53%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                    9,512           9,510
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                   10,013          10,008
Edison Asset Securitization
  1.07%, 10/23/03/2/                                   18,825          18,812
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                    7,009           7,006
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                   11,815          11,810
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                   10,013          10,008
New Center Asset Trust
  1.06%, 10/22/03/2/                                   10,013          10,007
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                   10,013          10,008
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                   10,013          10,011
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                    6,730           6,728
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                    8,111           8,107
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                   20,026          20,022
  1.05%, 10/15/03/2/                                   10,013          10,009
  1.11%, 10/01/03/2/                                   40,052          40,052
                                                                      182,098
TIME DEPOSITS - 0.16%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                   10,013          10,013
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    5,007           5,007
  1.08%, 10/30/03/2/                                    8,010           8,010
  1.37%, 08/26/04/2/                                   20,026          20,026
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                   13,017          13,011
                                                                       56,067

REPURCHASE AGREEMENTS - 0.05%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   16,021          16,021
                                                                       16,021
TOTAL SHORT TERM INVESTMENTS
  (Cost: $1,531,706)                                                1,531,706

TOTAL INVESTMENTS IN
 SECURITIES - 104.24%
  (Cost $37,239,856)                                               35,802,934
OTHER ASSETS, LESS LIABILITIES - (4.24%)                           (1,454,666)
                                                                -------------
NET ASSETS - 100.00%                                            $  34,348,268
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      43

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.94%

CANADA - 1.24%
ATI Technologies Inc./1/                                1,674   $      24,984
Celestica Inc./1/                                       1,320          20,835
Cognos Inc./1/                                            540          16,835
Nortel Networks Corp./1/                               25,410         104,506
                                                                      167,160

FINLAND - 3.47%
Nokia OYJ                                              30,414         468,234
                                                                      468,234

FRANCE - 1.73%
Alcatel SA Class A/1/                                   7,524          89,110
Cap Gemini SA/1/                                          708          29,352
Dassault Systemes SA                                      246           8,623
Sagem SA                                                  132          12,367
STMicroelectronics NV                                   3,900          94,241
                                                                      233,693

GERMANY - 1.54%
Epcos AG/1/                                               378           6,334
Infineon Technologies AG/1/                             2,544          33,241
SAP AG                                                  1,380         168,550
                                                                      208,125

JAPAN - 9.80%
Advantest Corp.                                           600          39,798
Canon Inc.                                              6,000         293,246
Fujitsu Ltd.                                           12,000          62,731
Hitachi Ltd.                                           18,000          99,897
Hoya Corp.                                                600          46,458
Kyocera Corp.                                           1,200          70,895
Murata Manufacturing Co. Ltd.                           1,800          92,808
NEC Corp./1/                                           12,000          90,230
Nintendo Co. Ltd.                                         600          50,271
NTT Data Corp.                                             12          50,378
Ricoh Co. Ltd.                                          6,000         106,879
Rohm Co. Ltd.                                             600          77,877
Softbank Corp.                                          1,200          50,700
TDK Corp.                                                 600          35,608
Tokyo Electron Ltd.                                     1,200          79,703
Toshiba Corp.                                          18,000          75,728
                                                                    1,323,207

NETHERLANDS - 0.29%
ASML Holding NV/1/                                      3,042          39,854
                                                                       39,854

SOUTH KOREA - 2.08%
Samsung Electronics Co. Ltd. GDR                        1,657         280,447
                                                                      280,447

SWEDEN - 1.07%
Telefonaktiebolaget LM Ericsson AB Class B/1/          99,366         145,155
                                                                      145,155

TAIWAN - 1.46%
Taiwan Semiconductor Manufacturing Co.
 Ltd. ADR/1/                                           12,940         140,140
United Microelectronics Corp. ADR/1/                   12,720          57,367
                                                                      197,507

UNITED KINGDOM - 0.60%
ARM Holdings PLC/1/                                     6,312          10,277
Dimension Data Holdings PLC/1/                          8,412           3,634
LogicaCMG PLC                                           5,502          21,847
Misys PLC                                               4,002          18,783
Sage Group PLC                                          7,872          21,482
Spirent PLC                                             5,892           5,090
                                                                       81,113

UNITED STATES - 76.66%
ADC Telecommunications Inc./1/                          5,436          12,666
Adobe Systems Inc.                                      1,446          56,770
Advanced Micro Devices Inc./1/                          2,430          26,997
Agilent Technologies Inc./1/                            3,054          67,524
Altera Corp./1/                                         2,232          42,185
Analog Devices Inc./1/                                  2,280          86,686
Andrew Corp./1/                                           588           7,227
Apple Computer Inc./1/                                  2,490          51,369

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Applied Materials Inc./1/                              10,512   $     190,688
Applied Micro Circuits Corp./1/                         2,136          10,402
Autodesk Inc.                                             756          12,867
Automatic Data Processing Inc.                          3,600         129,060
Avaya Inc./1/                                           2,298          25,048
BMC Software Inc./1/                                    1,704          23,737
Broadcom Corp. Class A/1/                               1,818          48,395
CIENA Corp./1/                                          2,784          16,453
Cisco Systems Inc./1/                                  45,348         886,100
Citrix Systems Inc./1/                                    996          21,992
Computer Associates International Inc.                  3,654          95,406
Computer Sciences Corp./1/                              1,164          43,731
Compuware Corp./1/                                      2,574          13,797
Comverse Technology Inc./1/                             1,290          19,298
Concord EFS Inc./1/                                     3,300          45,111
Convergys Corp./1/                                        900          16,506
Corning Inc./1/                                         8,094          76,245
Dell Inc./1/                                           16,494         550,735
Electronic Arts Inc./1/                                   894          82,454
Electronic Data Systems Corp.                           3,264          65,933
EMC Corp./1/                                           14,022         177,098
First Data Corp.                                        4,632         185,095
Fiserv Inc./1/                                          1,104          39,998
Gateway Inc./1/                                         2,436          13,788
Hewlett-Packard Co.                                    19,584         379,146
Intel Corp.                                            42,264       1,162,683
International Business Machines Corp.                  11,070         977,813
Intuit Inc./1/                                          1,254          60,493
Jabil Circuit Inc./1/                                   1,344          35,011
JDS Uniphase Corp./1/                                   9,198          33,113
KLA-Tencor Corp./1/                                     1,302          66,923
Lexmark International Inc./1/                             798          50,282
Linear Technology Corp.                                 1,986          71,119
LSI Logic Corp./1/                                      2,484          22,331
Lucent Technologies Inc./1/                            25,824          55,780
Maxim Integrated Products Inc.                          2,052          81,054
Mercury Interactive Corp./1/                              570          25,884
Micron Technology Inc./1/                               4,176          56,042
Microsoft Corp.                                        69,066       1,919,344
Molex Inc.                                              1,230          35,166
Motorola Inc.                                          14,550         174,163
National Semiconductor Corp./1/                         1,224          39,523
NCR Corp./1/                                              654          20,725
Network Appliance Inc./1/                               2,298          47,178
Novell Inc./1/                                          2,490          13,272
Novellus Systems Inc./1/                                1,002          33,817
NVIDIA Corp./1/                                           942          14,988
Oracle Corp./1/                                        33,582         376,790
Parametric Technology Corp./1/                          1,848           5,766
Paychex Inc.                                            2,202          74,714
PeopleSoft Inc./1/                                      2,400          43,656
PerkinElmer Inc.                                          714          10,931
PMC-Sierra Inc./1/                                      1,170          15,433
QLogic Corp./1/                                           648          30,462
QUALCOMM Inc.                                           5,028         209,366
Sabre Holdings Corp.                                      750          16,118
Sanmina-SCI Corp./1/                                    3,456          33,523
Scientific-Atlanta Inc.                                 1,146          35,698
Siebel Systems Inc./1/                                  3,156          30,676
Solectron Corp./1/                                      5,580          32,643
Sun Microsystems Inc./1/                               20,508          67,881
SunGard Data Systems Inc./1/                            1,812          47,674
Symantec Corp./1/                                         990          62,390
Symbol Technologies Inc.                                1,602          19,144
Tektronix Inc./1/                                         666          16,484
Tellabs Inc./1/                                         2,850          19,352
Teradyne Inc./1/                                        1,230          22,878
Texas Instruments Inc.                                 11,034         251,575
Thermo Electron Corp./1/                                1,278          27,733
Unisys Corp./1/                                         2,214          29,955
Veritas Software Corp./1/                               2,766          86,852
Waters Corp./1/                                           894          24,522
Xerox Corp./1/                                          4,968          50,972
Xilinx Inc./1/                                          2,040          58,160
Yahoo! Inc./1/                                          3,828         135,435
                                                                   10,353,994
TOTAL COMMON STOCKS
  (Cost: $14,537,355)                                              13,498,489

SCHEDULES OF INVESTMENTS                                                      45
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.17%

MONEY MARKET FUNDS - 1.91%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                   172,805   $     172,805
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/2/,/3/                          61,944          61,944
BlackRock Temp Cash Money
  Market Fund/2/                                        2,752           2,752
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              14,605          14,605
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                               5,631           5,631
                                                                      257,737

FLOATING RATE NOTES - 0.73%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $       2,816           2,815
  1.08%, 09/15/04/2/                                    5,631           5,631
  1.17%, 08/23/04/2/                                    2,816           2,818
CC USA Inc.
  1.06%, 05/24/04/2/                                    5,631           5,631
  1.08%, 04/19/04/2/                                    2,478           2,478
  1.12%, 07/15/04/2/                                    2,816           2,816
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                    5,631           5,631
  1.24%, 08/09/04/2/                                    1,408           1,408
Five Finance Inc.
  1.09%, 04/15/04/2/                                    2,816           2,816
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                    5,631           5,631
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    1,126           1,126
K2 USA LLC
  1.08%, 08/16/04/2/                                    1,408           1,408
  1.08%, 09/27/04/2/                                    6,082           6,081
  1.09%, 04/13/04/2/                                    2,816           2,816
  1.09%, 05/17/04/2/                                    2,816           2,816

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                            $       2,253   $       2,252
  1.08%, 05/04/04/2/                                    2,816           2,816
  1.08%, 06/28/04/2/                                    2,816           2,815
  1.09%, 03/29/04/2/                                    2,816           2,816
Nationwide Building Society
  1.08%, 07/23/04/2/                                    4,223           4,223
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                    2,816           2,815
  1.07%, 10/15/03/2/                                    5,631           5,631
  1.07%, 07/01/04/2/                                    2,816           2,815
  1.24%, 08/06/04/2/                                    1,408           1,408
Tango Finance Corp.
  1.05%, 07/15/04/2/                                    1,689           1,689
  1.06%, 07/06/04/2/                                    1,689           1,689
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                    2,815           2,815
White Pine Finance LLC
  1.08%, 05/17/04/2/                                    3,379           3,379
  1.08%, 07/06/04/2/                                    3,379           3,379
  1.08%, 08/26/04/2/                                    2,816           2,815
  1.09%, 04/20/04/2/                                    2,816           2,816
                                                                       98,095

COMMERCIAL PAPER - 0.38%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                    2,670           2,670
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                    2,816           2,814
Edison Asset Securitization
  1.07%, 10/23/03/2/                                    5,293           5,290
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                    1,971           1,970
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                    3,322           3,321
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                    2,816           2,814
New Center Asset Trust
  1.06%, 10/22/03/2/                                    2,816           2,814
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                    2,816           2,814

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                            $       2,816   $       2,815
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                    1,893           1,892
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                    2,281           2,280
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                    5,631           5,630
  1.05%, 10/15/03/2/                                    2,816           2,814
  1.11%, 10/01/03/2/                                   11,263          11,263
                                                                       51,201

TIME DEPOSITS - 0.12%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                    2,816           2,816
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    1,408           1,408
  1.08%, 10/30/03/2/                                    2,253           2,253
  1.37%, 08/26/04/2/                                    5,631           5,631
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                    3,660           3,659
                                                                       15,767

REPURCHASE AGREEMENTS - 0.03%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                    4,505           4,505
                                                                        4,505
TOTAL SHORT TERM INVESTMENTS
  (Cost: $427,305)                                                    427,305

TOTAL INVESTMENTS IN
  SECURITIES - 103.11%
  (Cost $14,964,660)                                               13,925,794
Other Assets, Less Liabilities - (3.11%)                             (419,607)
                                                                -------------
NET ASSETS - 100.00%                                            $  13,506,187
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      47

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.83%

AUSTRALIA - 2.38%
Telstra Corp. Ltd.                                    102,277   $     328,132
                                                                      328,132

BRAZIL - 0.73%
Brasil Telecom Participacoes SA ADR                       754          28,878
Embratel Participacoes SA ADR/1/                          898          11,728
Tele Norte Leste Participacoes SA ADR                   4,340          60,500
                                                                      101,106

CANADA - 2.86%
BCE Inc.                                               14,490         313,004
TELUS Corp.                                             4,844          82,812
                                                                      395,816

DENMARK - 0.44%
TDC A/S ADR                                             4,025          61,180
                                                                       61,180

FRANCE - 3.67%
Bouygues SA                                             3,668          96,580
France Telecom SA/1/                                   12,523         288,027
Orange SA/1/                                           12,033         122,614
                                                                      507,221

GERMANY - 3.97%
Deutsche Telekom AG/1/                                 37,814         547,812
                                                                      547,812

GREECE - 0.36%
Hellenic Telecommunications Organization SA             9,156          49,717
                                                                       49,717

HONG KONG - 1.74%
China Mobil Ltd.                                       77,000         202,846
China Unicom Ltd.                                      46,000          37,721
                                                                      240,567

ITALY - 4.48%
Telecom Italia Mobile SpA                              58,114   $     270,030
Telecom Italia SpA/1/                                 141,774         349,193
                                                                      619,223

JAPAN - 9.67%
Nippon Telegraph & Telephone Corp.                        140         634,114
NTT DoCoMo Inc.                                           287         701,347
                                                                    1,335,461

MEXICO - 2.28%
America Movil SA de CV ADR Series L                     5,915         136,696
Telefonos de Mexico ADR                                 5,822         177,862
                                                                      314,558

NETHERLANDS - 1.81%
Equant NV/1/                                            2,114          15,756
Koninklijke KPN NV/1/                                  31,297         234,354
                                                                      250,110

NEW ZEALAND - 0.32%
Telecom Corp. of New Zealand Ltd.                      14,327          43,638
                                                                       43,638

PORTUGAL - 1.03%
Portugal Telecom SGPS ADR                              18,033         141,920
                                                                      141,920

SOUTH KOREA - 0.75%
SK Telecom Co. Ltd. ADR                                 5,810         103,650
                                                                      103,650

SPAIN - 6.18%
Telefonica SA                                          72,305         853,816
                                                                      853,816

SWEDEN - 0.81%
TeliaSonera AB ADR                                      5,145         112,212
                                                                      112,212

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
SWITZERLAND - 0.85%
Swisscom AG ADR                                         4,025   $     117,852
                                                                      117,852

UNITED KINGDOM - 19.83%
BT Group PLC                                          135,681         405,757
Cable & Wireless PLC                                   37,765          71,370
mm02 PLC/1/                                           136,332         129,672
Vodafone Group PLC                                  1,070,055       2,133,347
                                                                    2,740,146

UNITED STATES - 35.67%
Alltel Corp.                                            4,879         226,093
AT&T Corp.                                             12,245         263,880
AT&T Wireless Services Inc./1/                         42,567         348,198
BellSouth Corp.                                        28,959         685,749
CenturyTel Inc.                                         2,275          77,100
Citizens Communications Co./1/                          4,473          50,142
Nextel Communications Inc. Class A/1/                  16,289         320,730
Qwest Communications International Inc./1/             26,852          91,297
SBC Communications Inc.                                52,045       1,158,001
Sprint Corp. (FON Group)                               14,000         211,400
Sprint Corp. (PCS Group)/1/                            16,009          91,732
Verizon Communications Inc.                            43,267       1,403,581
                                                                    4,927,903
TOTAL COMMON STOCKS
  (Cost: $16,548,317)                                              13,792,040

SHORT TERM INVESTMENTS - 14.99%

MONEY MARKET FUNDS - 8.98%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/2/,/3/                         824,697         824,697
Barclays Global Investors Funds
  Prime Money Market Fund, Institutional
  Shares/2/,/3/                                       303,475         303,475
BlackRock Temp Cash Money
  Market Fund/2/                                       13,481          13,481

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              71,552   $      71,552
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                              27,589          27,589
                                                                    1,240,794

FLOATING RATE NOTES - 3.48%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $      13,794          13,793
  1.08%, 09/15/04/2/                                   27,589          27,586
  1.17%, 08/23/04/2/                                   13,794          13,805
CC USA Inc.
  1.06%, 05/24/04/2/                                   27,589          27,587
  1.08%, 04/19/04/2/                                   12,139          12,139
  1.12%, 07/15/04/2/                                   13,794          13,798
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                   27,589          27,586
  1.24%, 08/09/04/2/                                    6,897           6,896
Five Finance Inc.
  1.09%, 04/15/04/2/                                   13,794          13,794
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                   27,589          27,589
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    5,518           5,518
K2 USA LLC
  1.08%, 08/16/04/2/                                    6,897           6,896
  1.08%, 09/27/04/2/                                   29,796          29,791
  1.09%, 04/13/04/2/                                   13,794          13,794
  1.09%, 05/17/04/2/                                   13,794          13,794
Links Finance LLC
  1.05%, 07/20/04/2/                                   11,035          11,034
  1.08%, 05/04/04/2/                                   13,794          13,794
  1.08%, 06/28/04/2/                                   13,794          13,792
  1.09%, 03/29/04/2/                                   13,794          13,794
Nationwide Building Society
  1.08%, 07/23/04/2/                                   20,691          20,691

SCHEDULES OF INVESTMENTS                                                      49
iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Sigma Finance Inc.
  1.05%, 07/20/04/2/                            $      13,794   $      13,792
  1.07%, 10/15/03/2/                                   27,589          27,589
  1.07%, 07/01/04/2/                                   13,794          13,792
  1.24%, 08/06/04/2/                                    6,897           6,897
Tango Finance Corp.
  1.05%, 07/15/04/2/                                    8,277           8,274
  1.06%, 07/06/04/2/                                    8,277           8,276
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                   13,794          13,792
White Pine Finance LLC
  1.08%, 05/17/04/2/                                   16,553          16,553
  1.08%, 07/06/04/2/                                   16,553          16,552
  1.08%, 08/26/04/2/                                   13,794          13,792
  1.09%, 04/20/04/2/                                   13,794          13,794
                                                                      480,574

COMMERCIAL PAPER - 1.81%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                   13,105          13,099
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                   13,794          13,788
Edison Asset Securitization
  1.07%, 10/23/03/2/                                   25,933          25,916
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                    9,656           9,652
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                   16,277          16,270
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                   13,794          13,787
New Center Asset Trust
  1.06%, 10/22/03/2/                                   13,794          13,786
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                   13,794          13,787
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                   13,794          13,791
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                    9,272           9,268
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                   11,173          11,168
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                   27,589          27,583
  1.05%, 10/15/03/2/                                   13,794          13,789
  1.11%, 10/01/03/2/                                   55,177          55,177
                                                                      250,861

TIME DEPOSITS - 0.56%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                   13,794          13,794
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    6,897           6,897
  1.08%, 10/30/03/2/                                   11,035          11,035
  1.37%, 08/26/04/2/                                   27,589          27,589
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                   17,933          17,925
                                                                       77,240

REPURCHASE AGREEMENTS - 0.16%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   22,071          22,071
                                                                       22,071
TOTAL SHORT TERM INVESTMENTS
  (Cost: $2,071,540)                                                2,071,540

TOTAL INVESTMENTS IN
 SECURITIES - 114.82%
  (Cost $18,619,857)                                               15,863,580
Other Assets, Less Liabilities - (14.82%)                          (2,047,217)
                                                                -------------
NET ASSETS - 100.00%                                            $  13,816,363
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.44%

AUSTRIA - 0.04%
OMV AG                                                  1,512   $     181,010
VA Technologie AG/1/                                    1,134          32,751
                                                                      213,761

BELGIUM - 1.43%
Algemene Maatschappij voor
 Nijverheidskredit NV                                  11,718         475,979
Dexia Group                                            83,916       1,223,509
Electrabel SA                                           3,780       1,039,752
Fortis Group                                          140,805       2,395,667
Groupe Bruxelles Lambert SA                             9,450         452,856
Interbrew SA                                           16,443         409,399
KBC Bankverzekeringsholding NV                         11,718         446,231
Solvay SA                                               7,560         539,245
UCB SA                                                 12,096         357,090
                                                                    7,339,728

DENMARK - 0.91%
AP Moller - Maersk A/S                                    189       1,289,404
Danske Bank A/S                                        60,858       1,159,664
Group 4 Falck A/S                                       9,450         204,526
ISS A/S                                                 5,103         231,292
Novo Nordisk A/S Class B                               30,807       1,135,417
TDC A/S                                                15,498         476,398
Vestas Wind Systems A/S                                10,395         173,625
                                                                    4,670,326

FINLAND - 2.12%
Nokia OYJ                                             572,670       8,816,456
Stora Enso OYJ Class R                                 78,624         973,300
UPM-Kymmene OYJ                                        62,748       1,051,523
                                                                   10,841,279

FRANCE - 13.96%
Accor SA                                               25,515         939,541
Alcatel SA Class A/1/                                 144,207       1,707,912
Alstom/1/                                              44,982         131,483
Assurances Generales de France                          8,883         416,374
Aventis SA                                             82,971       4,304,594
AXA AG                                                177,093       2,984,201
AXA AG Rights/1/                                      167,723           7,813
BNP Paribas SA                                        100,359       4,920,356
Bouygues SA                                            27,405         721,587
Cap Gemini SA/1/                                       12,285         509,311
Carrefour SA                                           70,497       3,546,603
Christian Dior SA                                       7,749         385,961
Compagnie de Saint-Gobain SA                           38,556       1,417,505
Compagnie Generale des Etablissements
 Michelin Class B                                      17,577         653,585
Credit Agricole SA                                     76,063       1,481,929
Dassault Systemes SA                                    7,560         265,000
Essilor International SA                               11,907         514,994
Etablissements Economiques du Casino
 Guichard-Perrachon SA                                  5,292         469,297
European Aeronautic Defence and Space Co.              30,618         472,088
France Telecom SA/1/                                   95,823       2,203,916
Groupe Danone                                          15,876       2,421,980
Lafarge SA                                             18,665       1,209,626
Lagardere S.C.A.                                       16,632         753,446
L'Air Liquide SA                                       11,907       1,681,982
L'Oreal SA                                             36,855       2,517,228
LVMH Moet Hennessy Louis Vuitton SA                    28,350       1,761,350
Orange SA/1/                                           89,775         914,790
Pechiney SA Class A                                     8,505         467,987
Pernod-Ricard SA                                        6,993         662,083
Pinault-Printemps-Redoute SA                            8,127         667,233
PSA Peugeot Citroen                                    21,924         931,648
Publicis Groupe                                        15,498         425,576
Renault SA                                             22,491       1,330,548
Sagem SA                                                1,701         159,363
Sanofi-Synthelabo SA                                   43,092       2,619,542
Schneider Electric SA                                  24,948       1,292,867
Societe Generale Class A                               45,171       3,008,942
Societe Television Francaise 1                         14,742         436,577
Sodexho Alliance SA                                    10,584         288,172
STMicroelectronics NV                                  70,308       1,698,952
Suez SA                                               112,455       1,784,978
Thales/Ex Thomson CSF                                   7,560         205,133

SCHEDULES OF INVESTMENTS                                                      51
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Thomson SA                                             23,247   $     405,002
Total SA                                               81,270      12,265,730
Valeo SA                                                7,749         282,905
Veolia Environment                                     22,869         507,075
Vinci SA                                                8,694         626,206
Vivendi Universal SA/1/                               119,259       2,111,023
                                                                   71,491,994

GERMANY - 8.99%
Adidas-Salomon AG                                       5,670         494,895
Allianz AG                                             36,957       3,262,301
Altana AG                                               8,127         518,549
BASF AG                                                65,016       2,854,432
Bayer AG                                               83,160       1,796,456
Bayerische Hypo-Und Vereinsbank AG/1/                  42,525         731,447
Bayerische Motoren Werke AG                            38,745       1,464,160
Commerzbank AG                                         48,195         702,691
Continental AG                                         15,876         462,210
DaimlerChrysler AG                                     97,902       3,436,315
Deutsche Bank AG                                       70,497       4,289,583
Deutsche Lufthansa AG                                  48,006         631,172
Deutsche Post AG                                       37,800         645,773
Deutsche Telekom AG/1/                                288,036       4,172,778
E.ON AG                                                74,466       3,633,542
Epcos AG/1/                                             6,237         104,519
Fresenius Medical Care AG                               3,969         228,748
Infineon Technologies AG/1/                            52,731         688,996
Linde AG                                                9,450         389,137
MAN AG                                                  9,450         201,722
Metro AG                                               17,199         626,110
MLP AG/1/                                               6,426          98,032
Muenchener Rueckversicherungs-Gesellschaft AG          14,175       1,408,254
RWE AG                                                 47,250       1,256,771
SAP AG                                                 24,759       3,024,015
Schering AG                                            21,357         929,689
Siemens AG                                             99,225       5,909,353
ThyssenKrupp AG                                        47,250         633,888
TUI AG                                                 13,041         217,476
Volkswagen AG                                          27,027       1,214,593
                                                                   46,027,607

GREECE - 0.18%
Hellenic Telecommunications Organization SA            68,418         371,510
National Bank of Greece SA ADR                        141,357         549,879
                                                                      921,389

IRELAND - 0.81%
Allied Irish Banks PLC                                107,730       1,587,031
Bank of Ireland                                       120,960       1,445,264
CRH PLC                                                62,200       1,109,704
                                                                    4,141,999

ITALY - 5.32%
Alitalia SpA/1/                                       400,302         126,566
Alleanza Assicurazioni SpA                             60,480         582,473
Assicurazioni Generali SpA                            134,757       3,041,328
Banca Fideuram SpA                                     28,350         165,075
Banca Intesa SpA                                      550,179       1,665,848
Banca Monte dei Paschi di Siena SpA                   137,970         379,188
Banca Nazionale del Lavoro SpA/1/                     189,000         373,069
Banca Popolare di Verona e Novara SCRL                 39,123         550,373
Benetton Group SpA                                      5,292          55,712
Capitalia SpA/1/                                      201,852         484,238
Enel SpA                                              230,986       1,436,432
Eni SpA                                               328,860       5,024,618
Fiat SpA/1/                                            74,466         588,825
FinecoGroup SpA/1/                                    189,000         122,155
Finmeccanica SpA                                      735,399         495,004
Mediaset SpA                                           74,655         683,344
Mediobanca SpA                                         60,102         581,632
Mediolanum SpA                                         28,350         182,243
Parmalat Finanziaria SpA                               41,958         131,684
Pirelli & Co. SpA                                     279,021         217,381
Riunione Adriatica di Sicurta SpA                      43,848         668,928
Sanpaolo IMI SpA                                      143,829       1,433,766
Snam Rete Gas SpA                                      92,988         358,437

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Telecom Italia Media SpA/1/                           433,675   $     398,979
Telecom Italia Mobile SpA                             436,023       2,026,005
Telecom Italia SpA/1/                               1,116,105       2,748,993
Tiscali SpA/1/                                         26,838         163,147
Unicredito Italiano SpA                               544,131       2,572,691
                                                                   27,258,134

LUXEMBOURG - 0.14%
Arcelor                                                60,102         730,714
                                                                      730,714

NETHERLANDS - 7.29%
ABN AMRO Holding NV                                   171,045       3,157,169
Aegon NV                                              156,541       1,821,175
Akzo Nobel NV                                          37,611       1,172,523
ASML Holding NV/1/                                     52,731         690,839
Burhmann NV/1/                                         13,986         103,751
DSM NV                                                  8,883         421,650
Equant NV/1/                                           17,199         128,186
Gucci Group NV                                          3,591         301,724
Hagemeyer NV                                           11,907          54,356
Heineken NV                                            22,326         810,932
ING Groep NV                                          201,096       3,683,751
Koninklijke Ahold NV/1/                               110,376       1,052,729
Koninklijke KPN NV/1/                                 250,805       1,878,042
Koninklijke Numico NV/1/                               16,826         341,340
Koninklijke Philips Electronics NV                    153,093       3,469,415
Randstad Holding NV                                     9,072         129,524
Reed Elsevier NV                                       88,830       1,003,436
Royal Dutch Petroleum Co.                             251,370      11,038,959
TNT Post Group NV                                      35,154         664,433
Unilever NV CVA                                        68,607       4,034,762
VNU NV                                                 31,185         914,086
Wolters Kluwer NV CVA                                  32,130         460,977
                                                                   37,333,759

NORWAY - 0.36%
Norsk Hydro ASA                                        18,900         961,621
Orkla ASA                                              18,900         370,987
Statoil ASA                                            47,250         423,555
Tomra Systems ASA                                      19,278          98,905
                                                                    1,855,068

PORTUGAL - 0.61%
Banco Comercial Portugues SA Class R                  370,062         771,411
Banco Espirito Santo e Comercial de
 Lisboa SA                                             17,766         258,617
Brisa-Auto Estradas de Portugal SA                     74,844         436,669
CIMPOR-Cimentos de Portugal SGPS SA                    29,862         119,976
Electricidade de Portugal SA                          192,969         442,702
Portugal Telecom SGPS SA                              135,513       1,071,541
                                                                    3,100,916

SPAIN - 5.03%
Abertis Infraestructuras SA                            33,831         466,471
Acerinox SA                                             6,048         255,809
Altadis SA                                             36,855         907,747
Amadeus Global Travel Distribution SA
 Class A                                               32,508         204,429
Banco Bilbao Vizcaya Argentaria SA                    380,835       3,929,422
Banco Popular Espanol SA                               23,625       1,168,456
Banco Santander Central Hispano SA                    569,835       4,831,018
Bankinter SA                                            8,505         304,365
Endesa SA                                             112,644       1,740,753
Gas Natural SDG SA                                     25,326         486,346
Grupo Dragados SA                                      16,065         328,895
Iberdrola SA                                           90,153       1,517,072
Industria de Diseno Textil SA                          25,137         538,629
Repsol YPF SA                                         113,778       1,869,577
Telefonica SA                                         567,567       6,702,136
Union Fenosa SA                                        30,429         503,192
                                                                   25,754,317

SWEDEN - 2.92%
ASSA Abloy AB Class B                                  37,800         332,290
Atlas Copco AB Class A                                 14,364         421,520
Electrolux AB Class B                                  37,800         823,396
ForeningsSparbanken AB                                 47,250         699,398
Hennes & Mauritz AB Class B                            56,700       1,286,404
Holmen AB Class B                                       4,158         130,619
Nordea AB                                             287,847       1,641,034

SCHEDULES OF INVESTMENTS                                                      53
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Sandvik AB                                             30,996   $     849,491
Securitas AB Class B                                   37,800         459,343
Skandia Forsakrings AB                                125,874         397,048
Skandinaviska Enskilda Banken AB Class A               56,700         619,380
Skanska AB Class B                                     35,726         227,231
SKF AB Class B                                          8,883         280,199
Svenska Cellulosa AB Class B                           22,491         814,112
Svenska Handelsbanken AB Class A                       65,772       1,118,109
Swedish Match AB                                       36,666         279,662
Telefonaktiebolaget LM Ericsson AB Class B/1/       1,836,513       2,682,809
Telia AB                                              200,788         872,156
Volvo AB Class A                                       12,474         271,721
Volvo AB Class B                                       31,752         734,753
                                                                   14,940,675

SWITZERLAND - 10.48%
ABB Ltd./1/                                           124,551         688,492
Adecco SA                                              14,742         728,393
Baloise Holding (Registered)                            4,914         182,889
Ciba Specialty Chemicals AG/1/                          8,127         551,093
Clariant AG (Registered)/1/                            18,900         248,308
Compagnie Financiere Richemont AG                      57,817       1,149,247
Credit Suisse Group                                   145,152       4,643,853
Givaudan SA (Registered)                                  945         400,011
Holcim Ltd.                                            16,065         647,174
Nestle SA                                              47,439      10,938,343
Novartis AG                                           296,919      11,489,142
Roche Holding AG (Bearer)                               3,402         418,617
Roche Holding AG (Genusschein)                         83,727       6,942,380
Swatch Group (The) AG Class B                           3,969         377,184
Swiss Life Holding/1/                                   2,079         283,371
Swiss Re                                               38,178       2,425,514
Swisscom AG                                             2,835         826,499
Syngenta AG                                            12,290         666,336
UBS AG (Registered)                                   141,561       7,943,109
Zurich Financial Services AG/1/                        17,010       2,125,284
                                                                   53,675,239

UNITED KINGDOM - 38.85%
Abbey National PLC                                    173,502       1,423,986
Aegis Group PLC                                       141,750         207,832
Alliance & Leicester PLC                               57,834         807,598
Allied Domecq PLC                                     140,238         883,037
Amersham PLC                                           83,160         715,679
AMVESCAP PLC                                          100,737         762,345
Anglo American PLC                                    176,715       3,173,754
ARM Holdings PLC/1/                                   109,431         178,172
Associated British Foods PLC                           45,171         397,750
AstraZeneca PLC                                       206,955       8,740,287
Aviva PLC                                             264,600       2,052,962
AWG PLC/1/                                             18,596         149,070
BAA PLC                                               126,441         974,721
BAE Systems PLC                                       390,096       1,088,817
Barclays PLC/3/                                       783,409       6,009,933
BBA Group PLC                                          57,834         235,169
BG Group PLC                                          421,659       1,772,377
BHP Billiton PLC                                      290,208       1,926,196
BOC Group PLC                                          61,236         840,352
Boots Group PLC                                        96,957       1,039,800
BP PLC                                              2,660,553      18,255,603
BPB PLC                                                60,102         318,533
Brambles Industries PLC                                94,689         267,044
British Airways PLC/1/                                 88,263         243,789
British American Tobacco PLC                          185,976       1,997,559
British Land Co. PLC                                   61,425         503,624
British Sky Broadcasting Group PLC/1/                 154,035       1,572,590
BT Group PLC                                        1,040,098       3,110,434
Bunzl PLC                                              60,102         455,332
Cable & Wireless PLC                                  276,507         522,555
Cadbury Schweppes PLC                                 241,353       1,483,640
Capita Group PLC                                       85,617         349,920
Carlton Communications PLC                             84,105         225,667
Carnival PLC                                           24,690         787,583
Centrica PLC                                          505,197       1,523,392
Cobham PLC                                             12,096         237,639
Compass Group PLC                                     264,789       1,526,524
Cookson Group PLC/1/,/4/                              206,955         108,308

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Corus Group PLC/1/                                    409,374   $     137,727
Daily Mail and General Trust PLC Class A               36,477         324,377
Diageo PLC                                            377,433       4,072,801
Dimension Data Holdings PLC/1/                        141,372          61,068
Dixons Group PLC                                      250,803         560,440
Electrocomponents PLC                                  56,889         303,867
EMAP PLC                                               29,484         379,632
EMI Group PLC                                         103,383         253,776
Exel PLC                                               38,934         428,538
FirstGroup PLC                                         56,889         267,478
FKI PLC                                                75,411         128,420
Gallaher Group PLC                                     78,057         734,659
GKN PLC                                                94,689         377,952
GlaxoSmithKline PLC                                   726,138      15,068,007
Granada PLC                                           326,592         507,331
GUS PLC                                               118,125       1,287,419
Hammerson PLC                                          37,422         338,842
Hanson PLC                                             96,390         610,543
Hays PLC                                              226,611         405,670
HBOS PLC                                              460,593       5,264,777
Hilton Group PLC                                      196,749         587,565
HSBC Holdings PLC                                   1,292,193      17,035,250
IMI PLC                                                46,116         249,006
Imperial Chemical Industries PLC                      136,269         375,254
Imperial Tobacco Group PLC                             85,806       1,398,495
InterContinental Hotels Group PLC/1/                   91,296         728,060
J Sainsbury PLC                                       166,320         749,529
Johnson Matthey PLC                                    29,106         441,980
Kesa Electricals PLC/1/                                60,621         224,344
Kingfisher PLC                                        265,259       1,150,230
Land Securities Group PLC                              60,065         840,748
Legal & General Group PLC                             748,062       1,146,511
Lloyds TSB Group PLC                                  661,311       4,545,880
LogicaCMG PLC                                          91,665         363,978
Lonmin PLC                                             13,419         208,006
Marks & Spencer Group PLC                             277,838       1,412,496
Misys PLC                                              60,858         285,634
Mitchells & Butlers PLC/1/                             91,296         348,104
mm02 PLC/1/                                         1,023,277         973,291
National Grid Group PLC                               367,361       2,352,836
Next PLC                                               34,776         649,412
Northern Rock PLC                                      51,408         570,961
Old Mutual PLC                                        412,965         636,358
Pearson PLC                                           101,691         963,434
Peninsular & Oriental Steam Navigation Co.
 PLC                                                   82,593         340,306
Pilkington PLC                                         99,981         138,701
Provident Financial PLC                                32,508         348,357
Prudential Corp. PLC                                  237,195       1,618,666
Psion PLC/1/                                           45,360          48,985
Rank Group PLC                                         71,631         315,073
Reckitt Benckiser PLC                                  69,930       1,405,799
Reed International PLC                                150,444       1,176,629
Rentokil Initial PLC                                  223,587         792,154
Rio Tinto PLC                                         125,496       2,675,043
RMC Group PLC                                          34,398         340,607
Rolls-Royce Group PLC                                 188,244         503,525
Royal & Sun Alliance Insurance Group PLC              187,677         251,784
Royal & Sun Alliance Insurance Group PLC
 Rights/1/                                            177,747          36,175
Royal Bank of Scotland Group PLC                      334,719       8,508,363
SABMiller PLC                                          88,263         690,675
Safeway PLC                                           127,575         588,170
Sage Group PLC                                        140,805         384,236
Schroders PLC                                          17,766         198,055
Scottish & Newcastle PLC                              105,084         614,981
Scottish & Southern Energy PLC                        103,005       1,040,486
Scottish Power PLC                                    222,453       1,298,162
Severn Trent PLC                                       40,257         449,119
Shell Transport & Trading Co. PLC                   1,160,082       7,160,143
Shire Pharmaceuticals Group PLC/1/                     58,590         424,409
Slough Estates PLC                                     49,329         297,907
Smiths Group PLC                                       66,911         743,700
Spirent PLC                                            81,648          70,538
Standard Chartered PLC                                119,826       1,673,258
Tate & Lyle PLC                                        41,391         223,493
Tesco PLC                                             860,706       3,446,244
3i Group PLC                                           73,143         723,346
Tomkins PLC                                            92,610         376,963
Trinity Mirror PLC                                     37,989         353,444

SCHEDULES OF INVESTMENTS                                                      55
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Unilever PLC                                          340,200   $   2,905,171
United Business Media PLC                              43,503         301,029
United Utilities PLC                                   67,662         515,979
Vodafone Group PLC                                  8,129,457      16,207,536
W.H. Smith Group PLC                                   32,886         203,795
Whitebread PLC                                         30,996         358,675
WM Morrison Supermarkets PLC                          172,368         607,109
Wolseley PLC                                           70,119         818,091
WPP Group PLC                                         137,025       1,155,341
                                                                  198,950,481
TOTAL COMMON STOCKS
  (Cost: $579,077,172)                                            509,247,386

PREFERRED STOCKS - 0.18%

GERMANY - 0.18%
Henkel KGaA                                             6,237         426,719
Porsche AG                                              1,134         477,291
                                                                      904,010
TOTAL PREFERRED STOCKS
  (Cost: $924,538)                                                    904,010

SHORT TERM INVESTMENTS - 17.60%

MONEY MARKET FUNDS - 10.53%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                35,786,369      35,786,369
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                    13,233,199      13,233,199
BlackRock Temp Cash Money Market Fund/2/              587,845         587,845
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/           3,120,045       3,120,045
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                           1,203,019       1,203,019
                                                                   53,930,477

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
FLOATING RATE NOTES - 4.09%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $     601,509   $     601,452
  1.08%, 09/15/04/2/                                1,203,018       1,202,902
  1.17%, 08/23/04/2/                                  601,509         601,971
CC USA Inc.
  1.06%, 05/24/04/2/                                1,203,018       1,202,941
  1.08%, 04/19/04/2/                                  529,328         529,314
  1.12%, 07/15/04/2/                                  601,509         601,680
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                1,203,018       1,202,904
  1.24%, 08/09/04/2/                                  300,755         300,716
Five Finance Inc.
  1.09%, 04/15/04/2/                                  601,509         601,509
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                1,203,018       1,203,018
Holmes Financing PLC
  1.08%, 04/15/04/2/                                  240,604         240,604
K2 USA LLC
  1.08%, 08/16/04/2/                                  300,755         300,715
  1.08%, 09/27/04/2/                                1,299,260       1,299,067
  1.09%, 04/13/04/2/                                  601,509         601,493
  1.09%, 05/17/04/2/                                  601,509         601,490
Links Finance LLC
  1.05%, 07/20/04/2/                                  481,207         481,130
  1.08%, 05/04/04/2/                                  601,509         601,491
  1.08%, 06/28/04/2/                                  601,509         601,420
  1.09%, 03/29/04/2/                                  601,509         601,509
Nationwide Building Society
  1.08%, 07/23/04/2/                                  902,264         902,264
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                  601,509         601,412
  1.07%, 10/15/03/2/                                1,203,018       1,203,013
  1.07%, 07/01/04/2/                                  601,509         601,396
  1.24%, 08/06/04/2/                                  300,755         300,729

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Tango Finance Corp.
  1.05%, 07/15/04/2/                            $     360,905   $     360,811
  1.06%, 07/06/04/2/                                  360,905         360,877
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                  601,509         601,394
White Pine Finance LLC
  1.08%, 05/17/04/2/                                  721,811         721,811
  1.08%, 07/06/04/2/                                  721,811         721,758
  1.08%, 08/26/04/2/                                  601,509         601,425
  1.09%, 04/20/04/2/                                  601,509         601,509
                                                                   20,955,725

COMMERCIAL PAPER - 2.13%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                  571,434         571,183
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                  601,509         601,228
Edison Asset Securitization
  1.07%, 10/23/03/2/                                1,130,837       1,130,098
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                  421,056         420,860
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                  709,781         709,467
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                  601,509         601,176
New Center Asset Trust
  1.06%, 10/22/03/2/                                  601,509         601,137
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                  601,509         601,176
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                  601,509         601,385
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                  404,310         404,145
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                  487,222         486,991
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                1,203,018       1,202,777
  1.05%, 10/15/03/2/                                  601,509         601,263
  1.11%, 10/01/03/2/                                2,406,036       2,406,036
                                                                   10,938,922

TIME DEPOSITS - 0.66%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                  601,509         601,509
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                  300,755         300,755
  1.08%, 10/30/03/2/                                  481,207         481,207
  1.37%, 08/26/04/2/                                1,203,018       1,203,018
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                  781,962         781,610
                                                                    3,368,099

REPURCHASE AGREEMENTS - 0.19%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                  962,414         962,414
                                                                      962,414
TOTAL SHORT TERM INVESTMENTS
  (Cost: $90,155,637)                                              90,155,637

TOTAL INVESTMENTS IN
 SECURITIES - 117.22%
  (Cost $670,157,347)                                             600,307,033
Other Assets, Less Liabilities - (17.22%)                         (88,191,325)
                                                                -------------
NET ASSETS - 100.00%                                            $ 512,115,708
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.
/4/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      57

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P LATIN AMERICA 40 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 98.87%

ARGENTINA - 1.11%
Grupo Financiero Galicia SA ADR/1/                      9,100   $      44,772
Petrobras Energia Participaciones SA ADR/1/            35,152         311,095
                                                                      355,867

BRAZIL - 41.69%
Aracruz Celulose SA ADR                                16,185         441,851
Banco Bradesco SA ADR                                  49,790       1,004,264
Banco Itau Holding Financiera SA ADR                   37,766       1,367,129
Brasil Telecom Participacoes SA ADR                    15,080         577,564
Centrais Eletricas Brasileiras SA ADR                  73,541         298,937
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar ADR                                5,980         112,902
Companhia de Bebidas das Americas ADR                  76,258       1,650,986
Companhia Energetica de Minas Gerais ADR               21,036         248,646
Companhia Siderurgica Nacional SA ADR                  13,325         473,304
Companhia Vale do Rio Doce ADR                         47,840       1,765,296
Embratel Participacoes SA ADR/1/                       13,364         174,534
Empresa Brasileira de Aeronautica SA ADR               24,284         512,392
Gerdau SA ADR                                          26,000         374,660
Petroleo Brasileiro SA ADR                            116,366       2,668,272
Tele Norte Leste Participacoes SA ADR                  86,359       1,203,844
Unibanco - Uniao de Bancos Brasileiros SA GDR          23,166         458,687
                                                                   13,333,268

CHILE - 10.16%
Banco de Chile ADR                                      3,640          81,900
Banco Santander Chile SA ADR                           39,650         911,950
Distribution y Servicio D&S SA ADR                     35,100         595,998
Empresa Nacional de Electricidad SA ADR/1/             70,720         763,776
Enersis SA ADR                                         61,750         356,915
Sociedad Quimica y Minera de Chile SA ADR              13,481         539,105
                                                                    3,249,644

LUXEMBOURG - 1.34%
Tenaris SA ADR                                         16,239         427,411
                                                                      427,411

MEXICO - 44.57%
Alfa SA Class A                                       122,200         294,290
America Movil SA de CV Series L/1/                  2,440,100       2,809,973
Cemex SA de CV Series CPO                             499,200       2,482,657
Fomento Economico Mexicano SA de CV Class UBD         143,000         542,485
Grupo Carso SA de CV Series A1                        139,100         431,025
Grupo Financiero BBVA Bancomer SA de CV
 Class B/1/                                         1,375,400       1,197,571
Grupo Modelo SA de CV Series C                        137,800         340,598
Grupo Televisa SA Series CPO                          542,100         986,753
Kimberly-Clark de Mexico SA de CV Class A             198,900         479,905
Telefonos de Mexico SA de CV ADR Series L           2,329,600       3,556,561
Wal-Mart de Mexico SA de CV Series V                  391,300       1,130,257
                                                                   14,252,075
TOTAL COMMON STOCKS
  (Cost: $28,097,852)                                              31,618,265

PREFERRED STOCKS - 0.79%

BRAZIL - 0.79%
Centrais Eletricas Brasileiras SA ADR                  54,263         251,156
                                                                      251,156
TOTAL PREFERRED STOCKS
  (Cost: $268,869)                                                    251,156

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P LATIN AMERICA 40 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 0.09%

MONEY MARKET FUNDS - 0.09%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/                        27,941   $      27,941
                                                                       27,941
TOTAL SHORT TERM INVESTMENTS
  (Cost: $27,941)                                                      27,941

TOTAL INVESTMENTS IN
 SECURITIES - 99.75%
  (Cost $28,394,662)                                               31,897,362
Other Assets, Less Liabilities - 0.25%                                 81,352
                                                                -------------
NET ASSETS - 100.00%                                            $  31,978,714
                                                                =============

/1/  Non-income earning securities.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      59

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.63%
Toyota Motor Corp.                                     51,600   $   1,514,998
NTT DoCoMo Inc.                                           352         860,189
Nippon Telegraph & Telephone Corp.                        166         751,878
Canon Inc.                                             14,000         684,241
Sony Corp.                                             17,000         593,475
Honda Motor Co. Ltd.                                   14,400         576,180
Nomura Holdings Inc.                                   34,000         547,823
Takeda Chemical Industries Ltd.                        14,600         531,907
Nissan Motor Co. Ltd.                                  43,800         472,443
Matsushita Electric Industrial Co. Ltd.                38,000         457,503
Tokyo Electric Power Co. Inc. (The)                    21,000         449,268
Mitsubishi Tokyo Financial Group Inc.                      58         366,021
Millea Holdings Inc.                                       32         360,918
Hitachi Ltd.                                           56,000         310,791
East Japan Railway Co.                                     64         309,932
Rohm Co. Ltd.                                           2,000         259,589
Fuji Photo Film Co. Ltd.                                8,000         234,883
Sharp Corp.                                            16,000         234,167
Shin-Etsu Chemical Co. Ltd.                             6,200         233,093
Toshiba Corp.                                          54,000         227,185
Kansai Electric Power Co. Inc.                         13,200         225,445
Mizuho Financial Group Inc./1/                            100         223,784
Chubu Electric Power Co. Inc.                          11,200         218,556
Sumitomo Mitsui Financial Group Inc.                       54         217,518
Murata Manufacturing Co. Ltd.                           4,200         216,551
Ricoh Co. Ltd.                                         12,000         213,758
Kao Corp.                                              10,000         211,252
NEC Corp./1/                                           28,000         210,536
Nippon Steel Corp.                                    118,000         210,196
Ito-Yokado Co. Ltd.                                     6,000         199,794
Seven-Eleven Japan Co. Ltd.                             6,000         191,738
Kyocera Corp.                                           3,200         189,053
Mitsui Sumitomo Insurance Co. Ltd.                     26,000         188,981
Mitsubishi Estate Co. Ltd.                             20,000         188,874
Mitsubishi Corp.                                       22,000         188,462
JFE Holdings Inc.                                       8,625         188,381
Tokyo Electron Ltd.                                     2,800         185,973
UFJ Holdings Inc./1/                                       46         180,764
Mitsubishi Heavy Industries Ltd.                       60,000         174,014
Nintendo Co. Ltd.                                       2,000         167,569
Fujitsu Ltd.                                           32,000         167,283
Yamanouchi Pharmaceutical Co. Ltd.                      6,000         165,421
Dai Nippon Printing Co. Ltd.                           12,000         164,562
Mitsui & Co. Ltd.                                      24,000         162,628
Denso Corp.                                             8,200         162,216
Daiwa Securities Group Inc.                            24,000         162,198
Central Japan Railway Co.                                  20         161,840
Bridgestone Corp.                                      12,000         160,587
Softbank Corp.                                          3,800         160,551
Fanuc Ltd.                                              2,600         157,562
Tokyo Gas Co. Ltd.                                     46,000         152,764
Mitsubishi Electric Corp.                              36,000         150,490
Secom Co. Ltd.                                          4,000         150,383
Hoya Corp.                                              1,800         139,373
Nikko Cordial Corp.                                    26,000         138,245
AEON Co. Ltd.                                           5,000         131,585
TDK Corp.                                               2,200         130,564
Keyence Corp.                                             600         127,396
Sanyo Electric Co. Ltd.                                30,000         125,408
ORIX Corp.                                              1,600         125,032
Mitsui Fudosan Co. Ltd.                                14,000         124,066
Fujisawa Pharmaceutical Co. Ltd.                        5,400         122,777
Kyushu Electric Power Co. Inc.                          7,200         118,265
Sompo Japan Insurance Inc.                             16,000         115,723
Eisai Co. Ltd.                                          4,600         107,470
Kirin Brewery Co. Ltd.                                 14,000         107,148
Yamato Transport Co. Ltd.                               8,000         106,700
Advantest Corp.                                         1,600         106,127
Nippon Oil Corp.                                       24,000         105,698
SMC Corp.                                               1,000         105,447
Nitto Denko Corp.                                       2,400         103,764
Suzuki Motor Corp.                                      7,000         103,576
NTT Data Corp.                                             24         100,756
Sumitomo Electric Industries Ltd.                      12,000          99,897
Sankyo Co. Ltd.                                         6,800          99,156
Toppan Printing Co. Ltd.                               12,000          98,930
Asahi Glass Co. Ltd.                                   14,000          96,370
Sumitomo Corp.                                         16,000          95,386
Komatsu Ltd.                                           18,000          93,774
Osaka Gas Co. Ltd.                                     34,000          92,826
Sekisui House Ltd.                                     10,000          90,409

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
Oji Paper Co. Ltd.                                     16,000   $      89,227
West Japan Railway Company                                 22          84,483
Japan Airlines System Corp.                            30,000          84,053
Asahi Kasei Corp.                                      22,000          82,907
Ajinomoto Co. Inc.                                      8,000          82,281
Daikin Industries Ltd.                                  4,000          80,025
Toray Industries Inc.                                  22,000          78,969
Japan Tobacco Inc.                                         12          78,414
Nippon Unipac Holding                                      16          75,478
Marui Co. Ltd.                                          6,000          75,191
Pioneer Corp.                                           3,000          74,251
Mitsubishi Chemical Corp.                              34,000          73,956
Daiwa House Industry Co. Ltd.                           8,000          72,971
Sumitomo Chemical Co. Ltd.                             20,000          72,864
Tostem Inax Holding Corp.                               4,000          71,324
Nippon Yusen Kabushiki Kaisha                          18,000          71,056
Mitsui Chemicals Inc.                                  12,000          69,283
Shiseido Co. Ltd.                                       6,000          68,424
Itochu Corp.                                           22,000          68,138
Takefuji Corp.                                          1,060          67,842
Acom Co. Ltd.                                           1,500          67,269
Nippon Express Co. Ltd.                                16,000          66,885
Promise Co. Ltd.                                        1,500          65,792
Terumo Corp.                                            3,400          65,587
Kinki Nippon Railway Co. Ltd./1/                       20,000          65,524
All Nippon Airways Co. Ltd./1/                         26,000          65,399
Daiichi Pharmaceutical Co. Ltd.                         4,000          64,808
Taisho Pharmaceutical Co. Ltd.                          4,000          62,910
Kubota Corp.                                           18,000          62,033
Hirose Electric Co. Ltd.                                  600          61,496
Nipponkoa Insurance Co. Ltd.                           12,000          60,905
Mitsui O.S.K. Lines Ltd.                               18,000          60,744
Sumitomo Trust & Banking Co. Ltd. (The)                12,000          58,434
Tokyu Corp.                                            14,000          57,647
Matsushita Electric Works Ltd.                          8,000          55,498
Credit Saison Co. Ltd.                                  2,600          54,227
Kajima Corp.                                           16,000          54,138
Oriental Land Co. Ltd.                                  1,000          53,529
Asahi Breweries Ltd.                                    7,200          53,107
Nippon Television Network Corp.                           360          52,655
Fuji Heavy Industries Ltd.                             10,000          51,202
Sumitomo Metal Mining Co. Ltd.                         10,000          51,023
Taisei Corp.                                           18,000          49,143
Obayashi Corp.                                         12,000          48,874
Mabuchi Motor Co. Ltd.                                    600          48,713
Sumitomo Metal Industries Ltd.                         52,000          45,616
Shimizu Corp.                                          12,000          44,900
Nippon Meat Packers Inc.                                4,000          44,470
Kuraray Co. Ltd.                                        6,000          44,417
Nissin Food Products Co. Ltd.                           1,800          42,698
NGK Insulators Ltd.                                     6,000          41,140
Marubeni Corp.                                         26,000          40,496
Uni-Charm Corp.                                           800          37,811
Odakyu Electric Railway Co. Ltd.                        8,000          37,739
Furukawa Electric Co. Ltd.                             10,000          35,447
Mitsui Mining & Smelting Co. Ltd.                      10,000          35,447
Kawasaki Heavy Industries Ltd.                         28,000          33,084
Alps Electric Co. Ltd.                                  2,000          32,440
Nisshin Seifun Group Inc.                               4,000          31,652
NSK Ltd.                                                8,000          31,366
Minebea Co. Ltd.                                        6,000          31,151
Mazda Motor Corp.                                      12,000          30,291
TonenGeneral Sekiyu K.K.                                4,000          30,291
Mitsubishi Materials Corp./1/                          20,000          28,644
Fujikura Ltd.                                           6,000          26,210
Taiyo Yuden Co. Ltd.                                    2,000          25,171
Nippon Sheet Glass Co. Ltd.                             8,000          24,204
Toyo Seikan Kaisha Ltd.                                 2,000          22,235
Mitsubishi Logistics Corp.                              2,000          15,790
TOTAL COMMON STOCKS
  (Cost: $21,121,853)                                              22,949,425

SHORT TERM INVESTMENTS - 9.52%

MONEY MARKET FUNDS - 5.69%
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares/2/,/3/                   868,870         868,870

SCHEDULES OF INVESTMENTS                                                      61
iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/2/,/3/                         322,387   $     322,387
BlackRock Temp Cash Money
  Market Fund/2/                                       14,321          14,321
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/              76,011          76,011
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                              29,308          29,308
                                                                    1,310,897

FLOATING RATE NOTES - 2.22%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $      14,654          14,653
  1.08%, 09/15/04/2/                                   29,308          29,305
  1.17%, 08/23/04/2/                                   14,654          14,665
CC USA Inc.
  1.06%, 05/24/04/2/                                   29,308          29,306
  1.08%, 04/19/04/2/                                   12,895          12,895
  1.12%, 07/15/04/2/                                   14,654          14,658
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                   29,308          29,305
  1.24%, 08/09/04/2/                                    7,327           7,326
Five Finance Inc.
  1.09%, 04/15/04/2/                                   14,654          14,654
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                   29,308          29,308
Holmes Financing PLC
  1.08%, 04/15/04/2/                                    5,862           5,862
K2 USA LLC
  1.08%, 08/16/04/2/                                    7,327           7,326
  1.08%, 09/27/04/2/                                   31,653          31,648
  1.09%, 04/13/04/2/                                   14,654          14,654
  1.09%, 05/17/04/2/                                   14,654          14,654
Links Finance LLC
  1.05%, 07/20/04/2/                                   11,723          11,721
  1.08%, 05/04/04/2/                                   14,654          14,654

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
  1.08%, 06/28/04/2/                            $      14,654   $      14,652
  1.09%, 03/29/04/2/                                   14,654          14,654
Nationwide Building Society
  1.08%, 07/23/04/2/                                   21,981          21,981
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                   14,654          14,652
  1.07%, 10/15/03/2/                                   29,308          29,308
  1.07%, 07/01/04/2/                                   14,654          14,651
  1.24%, 08/06/04/2/                                    7,327           7,326
Tango Finance Corp.
  1.05%, 07/15/04/2/                                    8,792           8,790
  1.06%, 07/06/04/2/                                    8,792           8,792
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                   14,654          14,651
White Pine Finance LLC
  1.08%, 05/17/04/2/                                   17,585          17,585
  1.08%, 07/06/04/2/                                   17,585          17,583
  1.08%, 08/26/04/2/                                   14,654          14,652
  1.09%, 04/20/04/2/                                   14,654          14,654
                                                                      510,525

COMMERCIAL PAPER - 1.16%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                   13,921          13,913
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                   14,654          14,647
Edison Asset Securitization
  1.07%, 10/23/03/2/                                   27,549          27,531
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                   10,258          10,253
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                   17,292          17,284
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                   14,654          14,646
New Center Asset Trust
  1.06%, 10/22/03/2/                                   14,654          14,645
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                   14,654          14,646
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                   14,654          14,651

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Receivables Capital Corp.
  1.05%, 10/15/03/2/                            $       9,850   $       9,846
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                   11,870          11,864
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                   29,308          29,302
  1.05%, 10/15/03/2/                                   14,654          14,648
  1.11%, 10/01/03/2/                                   58,616          58,616
                                                                      266,492

TIME DEPOSITS - 0.35%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                   14,654          14,654
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                    7,327           7,327
  1.08%, 10/30/03/2/                                   11,723          11,723
  1.37%, 08/26/04/2/                                   29,308          29,308
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                   19,050          19,042
                                                                       82,054

REPURCHASE AGREEMENTS - 0.10%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                   23,446          23,446
                                                                       23,446
TOTAL SHORT TERM INVESTMENTS
 (Cost: $2,193,414)                                                 2,193,414

TOTAL INVESTMENTS IN
 SECURITIES - 109.15%
 (Cost $23,315,267)                                                25,142,839
Other Assets, Less Liabilities - (9.15%)                           (2,106,831)
                                                                -------------
NET ASSETS - 100.00%                                            $  23,036,008
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      63

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
September 30, 2003

SECURITY                                               SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 100.03%
Amgen Inc./1/                                       1,459,100   $  94,214,087
MGI Pharma Inc./1/                                    470,499      18,471,791
Gilead Sciences Inc./1/                               308,733      17,267,437
Genzyme Corp. - General Division/1/                   349,577      16,167,936
Chiron Corp./1/                                       299,375      15,474,694
ImClone Systems Inc./1/                               385,614      14,930,974
Ligand Pharmaceuticals Inc. Class B/1/              1,107,344      14,273,664
OSI Pharmaceuticals Inc./1/                           433,826      14,086,330
Alkermes Inc./1/                                    1,009,925      13,856,171
Nektar Therapeutics/1/                              1,078,014      13,798,579
ICOS Corp./1/                                         340,530      13,049,110
MedImmune Inc./1/                                     378,920      12,508,149
Abgenix Inc./1/                                       835,134      12,101,091
Genta Inc./1/                                         944,930      11,972,263
Millennium Pharmaceuticals Inc./1/                    761,611      11,721,193
Tanox Inc./1/                                         567,925      11,364,179
Amylin Pharmaceuticals Inc./1/                        402,338      11,362,025
Protein Design Labs Inc./1/                           819,447      11,357,535
ILEX Oncology Inc./1/                                 665,937      11,061,214
Human Genome Sciences Inc./1/                         806,889      11,022,104
QLT Inc./1/                                           680,525      10,867,984
Invitrogen Corp./1/                                   186,165      10,795,708
Cell Genesys Inc./1/                                  857,079      10,782,054
Qiagen NV/1/                                          985,703      10,468,166
Biogen Inc./1/                                        269,983      10,321,450
Celgene Corp./1/                                      234,437      10,158,155
Telik Inc./1/                                         496,282       9,950,454
NPS Pharmaceuticals Inc./1/                           351,308       9,783,928
Antigenics Inc./1/                                    778,230       9,494,406
IDEC Pharmaceuticals Corp./1/                         285,097       9,450,966
Tularik Inc./1/                                       944,170       9,309,516
ID Biomedical Corp./1/                                511,938       8,953,796
Medicines Co. (The)/1/                                339,052       8,815,352
XOMA Ltd./1/                                        1,164,938       8,620,541
Exelixis Inc./1/                                    1,188,908       8,488,803
Atrix Laboratories Inc./1/                            409,016       8,421,639
United Therapeutics Inc./1/                           362,093       8,179,681
Neurocrine Biosciences Inc./1/                        157,836       7,816,039
Medarex Inc./1/                                     1,291,019       7,655,743
CV Therapeutics Inc./1/                               338,549       7,448,078
Cell Therapeutics Inc./1/                             631,188       7,176,608
Vertex Pharmaceuticals Inc./1/                        565,662       6,957,643
Corixa Corp./1/                                       869,187       6,918,729
Diversa Corp./1/                                      888,995       6,889,711
Albany Molecular Research Inc./1/                     431,158       6,385,450
Cephalon Inc./1/                                      138,657       6,367,129
Myriad Genetics Inc./1/                               543,924       6,178,977
Regeneron Pharmaceuticals Inc./1/                     349,514       6,175,912
Enzon Pharmaceuticals Inc./1/                         503,359       5,859,099
InterMune Inc./1/                                     306,588       5,849,699
Isis Pharmaceuticals Inc./1/                          890,524       5,806,217
Incyte Corp./1/                                     1,113,758       5,134,424
Alexion Pharmaceuticals Inc./1/                       289,728       4,829,766
Cubist Pharmaceuticals Inc./1/                        429,394       4,633,161
Affymetrix Inc./1/                                    214,124       4,494,463
SciClone Pharmaceuticals Inc./1/                      549,831       4,343,665
Transkaryotic Therapies Inc./1/                       409,993       4,284,427
Praecis Pharmaceuticals Inc./1/                       590,462       3,962,000
BioMarin Pharmaceutical Inc./1/                       502,237       3,847,135
Trimeris Inc./1/                                      132,809       3,342,803
NeoPharm Inc./1/                                      213,194       3,197,910
Pharmacopeia Inc./1/                                  249,525       3,168,718
Immunomedics Inc./1/                                  371,689       2,720,763
CuraGen Corp./1/                                      519,600       2,613,588
Arena Pharmaceuticals Inc./1/                         335,868       2,418,250
Geron Corp./1/                                        130,873       1,792,960
Novavax Inc./1/                                       240,880       1,768,059
Luminex Corp./1/                                      219,363       1,480,700
Gene Logic Inc./1/                                    265,746       1,249,006
VaxGen Inc./1/                                         97,236       1,166,832
Array BioPharma Inc./1/                               207,649       1,138,124
Immunogen Inc./1/                                     247,321       1,100,578
Caliper Technologies Corp./1/                         156,448         977,800
ArQule Inc./1/                                        113,975         524,285
Avigen Inc./1/                                         95,608         497,162
TOTAL COMMON STOCKS
  (Cost: $587,718,687)                                            671,094,738

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
September 30, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 33.15%

MONEY MARKET FUNDS - 19.78%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/2/,/3/                      87,821,333   $  87,821,333
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                    32,751,845      32,751,845
BlackRock Temp Cash Money Market Fund/2/            1,454,901       1,454,901
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/           7,722,035       7,722,035
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                           2,977,440       2,977,440
                                                                  132,727,554

FLOATING RATE NOTES - 7.73%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $   1,488,720       1,488,579
  1.08%, 09/15/04/2/                                2,977,440       2,977,156
  1.17%, 08/23/04/2/                                1,488,720       1,489,863
CC USA Inc.
  1.06%, 05/24/04/2/                                2,977,440       2,977,250
  1.08%, 04/19/04/2/                                1,310,074       1,310,038
  1.12%, 07/15/04/2/                                1,488,720       1,489,143
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                2,977,440       2,977,157
  1.24%, 08/09/04/2/                                  744,360         744,265
Five Finance Inc.
  1.09%, 04/15/04/2/                                1,488,720       1,488,720
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                2,977,440       2,977,440
Holmes Financing PLC
  1.08%, 04/15/04/2/                                  595,488         595,488

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
K2 USA LLC
  1.08%, 08/16/04/2/                            $     744,360   $     744,263
  1.08%, 09/27/04/2/                                3,215,636       3,215,160
  1.09%, 04/13/04/2/                                1,488,720       1,488,681
  1.09%, 05/17/04/2/                                1,488,720       1,488,674
Links Finance LLC
  1.05%, 07/20/04/2/                                1,190,976       1,190,785
  1.08%, 05/04/04/2/                                1,488,720       1,488,677
  1.08%, 06/28/04/2/                                1,488,720       1,488,500
  1.09%, 03/29/04/2/                                1,488,720       1,488,720
Nationwide Building Society
  1.08%, 07/23/04/2/                                2,233,080       2,233,080
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                1,488,720       1,488,481
  1.07%, 10/15/03/2/                                2,977,440       2,977,429
  1.07%, 07/01/04/2/                                1,488,720       1,488,442
  1.24%, 08/06/04/2/                                  744,360         744,297
Tango Finance Corp.
  1.05%, 07/15/04/2/                                  893,232         892,999
  1.06%, 07/06/04/2/                                  893,232         893,162
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                1,488,720       1,488,435
White Pine Finance LLC
  1.08%, 05/17/04/2/                                1,786,464       1,786,464
  1.08%, 07/06/04/2/                                1,786,464       1,786,333
  1.08%, 08/26/04/2/                                1,488,720       1,488,513
  1.09%, 04/20/04/2/                                1,488,720       1,488,720
                                                                   51,864,914

COMMERCIAL PAPER - 4.04%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                1,414,284       1,413,663
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                1,488,720       1,488,025
Edison Asset Securitization
  1.07%, 10/23/03/2/                                2,798,794       2,796,964
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                1,042,104       1,041,618
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                                1,756,690       1,755,914

SCHEDULES OF INVESTMENTS                                                      65
iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
September 30, 2003

SECURITY                                            PRINCIPAL           VALUE
-----------------------------------------------------------------------------
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                            $   1,488,720   $   1,487,895
New Center Asset Trust
  1.06%, 10/22/03/2/                                1,488,720       1,487,800
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                1,488,720       1,487,895
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                1,488,720       1,488,413
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                1,000,658       1,000,250
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                1,205,863       1,205,290
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                2,977,440       2,976,844
  1.05%, 10/15/03/2/                                1,488,720       1,488,112
  1.11%, 10/01/03/2/                                5,954,881       5,954,881
                                                                   27,073,564

TIME DEPOSITS - 1.24%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                1,488,720       1,488,720
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                  744,360         744,360
  1.08%, 10/30/03/2/                                1,190,976       1,190,976
  1.37%, 08/26/04/2/                                2,977,440       2,977,440
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                1,935,336       1,934,465
                                                                    8,335,961

REPURCHASE AGREEMENTS - 0.36%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                2,381,952       2,381,952
                                                                    2,381,952
TOTAL SHORT TERM INVESTMENTS
  (Cost: $222,383,945)                                            222,383,945

TOTAL INVESTMENTS IN
 SECURITIES - 133.18%
  (Cost $810,102,632)                                             893,478,683
OTHER ASSETS, LESS LIABILITIES - (33.18%)                        (222,593,303)
                                                                -------------
NET ASSETS - 100.00%                                            $ 670,885,380
                                                                =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
September 30, 2003

                                                                iSHARES S&P
                           ------------------------------------------------------------------------------------
                                                               Global        Global        Global        Global
                                                               Energy    Financials    Healthcare    Technology
                                     100     Global 100        Sector        Sector        Sector        Sector
                              Index Fund     Index Fund    Index Fund    Index Fund    Index Fund    Index Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $ 434,143,226  $ 102,798,269  $ 30,772,799  $ 19,865,185  $ 37,239,856  $ 14,964,660
                           -------------  -------------  ------------  ------------  ------------  ------------
Foreign currency, at cost  $           -  $      65,821  $     83,570  $     20,609  $     20,234  $      7,964
                           -------------  -------------  ------------  ------------  ------------  ------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)      $ 401,484,243  $  91,985,480  $ 30,866,183  $ 21,688,015  $ 35,802,934  $ 13,925,794
Foreign currency, at
 value                                 -         68,465        86,597        20,697        20,188         8,419
Receivables:
  Dividends and interest         523,082        189,832        28,342        71,323        54,373         5,492
                           -------------  -------------  ------------  ------------  ------------  ------------
Total Assets                 402,007,325     92,243,777    30,981,122    21,780,035    35,877,495    13,939,705
                           -------------  -------------  ------------  ------------  ------------  ------------

LIABILITIES
Payables:
  Collateral for
   securities on loan
    (Note 5)                  19,257,566      8,969,680     1,115,164     1,177,634     1,495,528       420,536
  Advisory fees (Note 2)         132,180         55,476        30,612        22,156        33,699        12,982
                           -------------  -------------  ------------  ------------  ------------  ------------
Total Liabilities             19,389,746      9,025,156     1,145,776     1,199,790     1,529,227       433,518
                           -------------  -------------  ------------  ------------  ------------  ------------
NET ASSETS                 $ 382,617,579  $  83,218,621  $ 29,835,346  $ 20,580,245  $ 34,348,268  $ 13,506,187
                           =============  =============  ============  ============  ============  ============

NET ASSETS CONSIST OF:
  Paid-in capital          $ 407,369,755  $  97,102,483  $ 29,452,816  $ 18,723,756  $ 36,034,792  $ 14,941,066
  Undistributed net
   investment income
   (accumulated net
   investment loss)              195,318      1,064,895       393,180       329,836       220,015       (14,395)
  Undistributed net
   realized gain
   (accumulated net
   realized loss)              7,711,489     (4,140,392)     (107,335)     (297,608)     (470,158)     (382,077)
  Net unrealized
   appreciation
   (depreciation) on
   investments and
   translation of assets
   and liabilities in
   foreign currencies        (32,658,983)   (10,808,365)       96,685     1,824,261    (1,436,381)   (1,038,407)
                           -------------  -------------  ------------  ------------  ------------  ------------
NET ASSETS                 $ 382,617,579  $  83,218,621  $ 29,835,346  $ 20,580,245  $ 34,348,268  $ 13,506,187
                           =============  =============  ============  ============  ============  ============
iShares outstanding            7,650,000      1,650,000       600,000       400,000       800,000       300,000
                           =============  =============  ============  ============  ============  ============
Net asset value per
 iShare                    $       50.02  $       50.44  $      49.73  $      51.45  $      42.94  $      45.02
                           =============  =============  ============  ============  ============  ============

/1/ Securities on loan with market values of $18,564,931, $8,613,219, $1,066,615, $1,125,360, $1,446,505 and $404,022, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          67
iSHARES TRUST
September 30, 2003

                                                       iSHARES S&P                              iSHARES NASDAQ
                           -------------------------------------------------------------------  --------------
                                       Global
                           Telecommunications                            Latin
                                       Sector       Europe 350      America 40      /TOPIX 150   Biotechnology
                                   Index Fund       Index Fund      Index Fund      Index Fund      Index Fund
--------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $       18,619,857  $   670,157,347  $   28,394,662  $   23,315,267  $  810,102,632
                           ------------------  ---------------  --------------  --------------  --------------
Foreign currency, at cost  $            7,224  $       499,687  $        9,973  $       20,205  $            -
                           ------------------  ---------------  --------------  --------------  --------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)      $       15,863,580  $   600,307,033  $   31,897,362  $   25,142,839  $  893,478,683
Foreign currency, at
 value                                  7,420          502,772           9,857          21,102               -
Receivables:
  Investment securities
   sold                                     -                -               -               -         251,050
  Dividends and interest               20,743        1,628,199          86,015          78,992          51,657
  iShares sold                              -                -           8,421               -               -
                           ------------------  ---------------  --------------  --------------  --------------
Total Assets                       15,891,743      602,438,004      32,001,655      25,242,933     893,781,390
                           ------------------  ---------------  --------------  --------------  --------------

LIABILITIES
Payables:
  Collateral for
  securities on loan
  (Note 5)                          2,060,282       89,839,689               -       2,188,675     222,351,038
  Advisory fees (Note 2)               15,098          482,607          22,941          18,250         544,972
                           ------------------  ---------------  --------------  --------------  --------------
Total Liabilities                   2,075,380       90,322,296          22,941       2,206,925     222,896,010
                           ------------------  ---------------  --------------  --------------  --------------
NET ASSETS                 $       13,816,363  $   512,115,708  $   31,978,714  $   23,036,008  $  670,885,380
                           ==================  ===============  ==============  ==============  ==============

NET ASSETS CONSIST OF:
  Paid-in capital          $       17,244,832  $   592,304,928  $   28,657,679  $   21,465,468  $  629,566,427
  Undistributed net
   investment income
   (accumulated net
   investment loss)                   159,764        9,744,910         338,748          61,696      (1,476,743)
  Accumulated net
   realized loss                     (832,150)     (20,127,986)       (520,296)       (319,702)    (40,580,355)
  Net unrealized
   appreciation
   (depreciation) on
   investments and
   translation of assets
   and liabilities in
   foreign currencies              (2,756,083)     (69,806,144)      3,502,583       1,828,546      83,376,051
                           ------------------  ---------------  --------------  --------------  --------------
NET ASSETS                 $       13,816,363  $   512,115,708  $   31,978,714  $   23,036,008  $  670,885,380
                           ==================  ===============  ==============  ==============  ==============
iShares outstanding                   350,000        9,450,000         650,000         300,000       9,350,000
                           ==================  ===============  ==============  ==============  ==============
Net asset value per
 iShare                    $            39.48  $         54.19  $        49.20  $        76.79  $        71.75
                           ==================  ===============  ==============  ==============  ==============

/1/ Securities on loan with market values of $1,959,974, $85,382,975, $-, $2,079,929 and $213,719,144, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

68                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2003

                                                                 iSHARES S&P
                            -----------------------------------------------------------------------------------
                                                               Global        Global        Global        Global
                                                               Energy    Financials    Healthcare    Technology
                                     100     Global 100        Sector        Sector        Sector        Sector
                              Index Fund     Index Fund    Index Fund    Index Fund    Index Fund    Index Fund
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/              $  3,675,905  $     911,356  $    413,067  $    291,646  $    229,673  $     16,781
  Interest                         1,609          1,152           125           109           170            36
  Securities lending
   income                          6,666          7,840         7,412         3,419           726           369
                            ------------  -------------  ------------  ------------  ------------  ------------
Total investment income        3,684,180        920,348       420,604       295,174       230,569        17,186
                            ------------  -------------  ------------  ------------  ------------  ------------
EXPENSES (Note 2)
  Advisory fees                  405,079        159,365        75,384        63,233        96,896        31,144
  Stock dividend tax
   expense                             -              -             -             -             -           351
                            ------------  -------------  ------------  ------------  ------------  ------------
Total expenses                   405,079        159,365        75,384        63,233        96,896        31,495
                            ------------  -------------  ------------  ------------  ------------  ------------
Net investment income
 (loss)                        3,279,101        760,983       345,220       231,941       133,673       (14,309)
                            ------------  -------------  ------------  ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
   from:
    Investments               (3,772,640)    (1,463,317)       (8,458)      (21,389)     (208,264)     (215,633)
    In-kind redemptions       19,937,646              -             -             -             -             -
    Foreign currency
     transactions                      -          5,349         2,180         3,255           957           495
                            ------------  -------------  ------------  ------------  ------------  ------------
  Net realized gain
   (loss)                     16,165,006     (1,457,968)       (6,278)      (18,134)     (207,307)     (215,138)
                            ------------  -------------  ------------  ------------  ------------  ------------
  Net change in
   unrealized appreciation
   (depreciation) on:
    Investments               37,474,154     14,406,161     1,621,576     4,371,518     2,103,647     2,635,975
    Translation of assets
     and liabilities in
     foreign currencies                -          2,089         2,938         1,214           596           298
                            ------------  -------------  ------------  ------------  ------------  ------------
  Net change in
   unrealized appreciation
   (depreciation)             37,474,154     14,408,250     1,624,514     4,372,732     2,104,243     2,636,273
                            ------------  -------------  ------------  ------------  ------------  ------------
Net realized and
 unrealized gain              53,639,160     12,950,282     1,618,236     4,354,598     1,896,936     2,421,135
                            ------------  -------------  ------------  ------------  ------------  ------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                 $ 56,918,261  $  13,711,265  $  1,963,456  $  4,586,539  $  2,030,609  $  2,406,826
                            ============  =============  ============  ============  ============  ============

/1/  Net of foreign withholding tax of $--, $105,107, $46,865, $29,140, $13,494 and $954, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          69
iSHARES TRUST
For the six months ended September 30, 2003

                                                     iSHARES S&P                             iSHARES NASDAQ
                           ----------------------------------------------------------------  --------------
                                       Global
                           Telecommunications                          Latin
                                       Sector      Europe 350     America 40     /TOPIX 150   Biotechnology
                                   Index Fund      Index Fund     Index Fund     Index Fund      Index Fund
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/             $          162,720  $    8,624,937  $     319,015  $      82,521  $            -
  Interest                                 67             987            192             47             646
  Securities lending
   income                               2,051         289,914              -          1,119         217,559
                           ------------------  --------------  -------------  -------------  --------------
Total investment income               164,838       8,915,838        319,207         83,687         218,205
                           ------------------  --------------  -------------  -------------  --------------
EXPENSES (Note 2)
  Advisory fees                        41,306       1,370,133         52,019         38,485       1,694,948
                           ------------------  --------------  -------------  -------------  --------------
Total expenses                         41,306       1,370,133         52,019         38,485       1,694,948
                           ------------------  --------------  -------------  -------------  --------------
Net investment income
  (loss)                              123,532       7,545,705        267,188         45,202      (1,476,743)
                           ------------------  --------------  -------------  -------------  --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
   (loss) from:
    Investments                       (52,261)     (5,086,468)      (220,782)       (12,613)    (35,904,735)
    In-kind redemptions                     -               -              -              -      84,774,847
    Foreign currency
     transactions                       2,235          91,418         (7,379)         1,140               -
                           ------------------  --------------  -------------  -------------  --------------
  Net realized gain
   (loss)                             (50,026)     (4,995,050)      (228,161)       (11,473)     48,870,112
                           ------------------  --------------  -------------  -------------  --------------
  Net change in
   unrealized
   appreciation
   (depreciation) on:
    Investments                     1,685,907      96,067,615      5,636,745      4,886,120     179,890,432
    Translation of assets
     and liabilities in
     foreign currencies                (2,551)         22,641             49            245               -
                           ------------------  --------------  -------------  -------------  --------------
  Net change in
   unrealized
   appreciation
   (depreciation)                   1,683,356      96,090,256      5,636,794      4,886,365     179,890,432
                           ------------------  --------------  -------------  -------------  --------------
Net realized and
 unrealized gain                    1,633,330      91,095,206      5,408,633      4,874,892     228,760,544
                           ------------------  --------------  -------------  -------------  --------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $        1,756,862  $   98,640,911  $   5,675,821  $   4,920,094  $  227,283,801
                           ==================  ==============  =============  =============  ==============

/1/  Net of foreign withholding tax of $7,539, $1,591,097, $16,768, $9,169 and
     $-, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

70                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                            iSHARES S&P 100                    iSHARES S&P GLOBAL
                                               INDEX FUND                        100 INDEX FUND
                                   ----------------------------------  ----------------------------------
                                          For the six                         For the six
                                         months ended         For the        months ended         For the
                                   September 30, 2003      year ended  September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003         (Unaudited)  March 31, 2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income            $        3,279,101  $    2,759,541  $          760,983  $      752,946
  Net realized gain (loss)                 16,165,006      (1,393,438)         (1,457,968)     (1,023,689)
  Net change in unrealized
   appreciation (depreciation)             37,474,154     (41,964,818)         14,408,250     (13,313,320)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations          56,918,261     (40,598,715)         13,711,265     (13,584,063)
                                   ------------------  --------------  ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income               (3,306,553)     (2,612,939)                  -        (579,587)
                                   ------------------  --------------  ------------------  --------------
Total distributions to
 iShareholders                             (3,306,553)     (2,612,939)                  -        (579,587)
                                   ------------------  --------------  ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                            163,714,700     334,496,579           4,364,244      47,130,609
  iShares redeemed                       (133,919,619)   (107,777,106)                  -     (13,490,190)
                                   ------------------  --------------  ------------------  --------------
Net increase in net assets from
 iShares transactions                      29,795,081     226,719,473           4,364,244      33,640,419
                                   ------------------  --------------  ------------------  --------------
INCREASE IN NET ASSETS                     83,406,789     183,507,819          18,075,509      19,476,769

NET ASSETS:

Beginning of period                       299,210,790     115,702,971          65,143,112      45,666,343
                                   ------------------  --------------  ------------------  --------------
End of period                      $      382,617,579  $  299,210,790  $       83,218,621  $   65,143,112
                                   ==================  ==============  ==================  ==============

Undistributed net investment
 income included in net assets
 at end of period                  $          195,318  $      222,770  $        1,064,895  $      303,912
                                   ==================  ==============  ==================  ==============

iSHARES ISSUED AND REDEEMED:

  iShares sold                              3,350,000       7,350,000             100,000       1,050,000
  iShares redeemed                         (2,650,000)     (2,400,000)                  -        (300,000)
                                   ------------------  --------------  ------------------  --------------
Net increase in iShares
 outstanding                                  700,000       4,950,000             100,000         750,000
                                   ==================  ==============  ==================  ==============

                                          iSHARES GLOBAL ENERGY
                                            SECTOR INDEX FUND
                                   ----------------------------------
                                          For the six
                                         months ended         For the
                                   September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income            $          345,220  $      274,873
  Net realized gain (loss)                     (6,278)        (90,561)
  Net change in unrealized
   appreciation (depreciation)              1,624,514      (2,972,584)
                                   ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           1,963,456      (2,788,272)
                                   ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -        (273,069)
                                   ------------------  --------------
Total distributions to
 iShareholders                                      -        (273,069)
                                   ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                             10,085,516       4,475,704
  iShares redeemed                                  -               -
                                   ------------------  --------------
Net increase in net assets from
 iShares transactions                      10,085,516       4,475,704
                                   ------------------  --------------
INCREASE IN NET ASSETS                     12,048,972       1,414,363

NET ASSETS:

Beginning of period                        17,786,374      16,372,011
                                   ------------------  --------------
End of period                      $       29,835,346  $   17,786,374
                                   ==================  ==============
Undistributed net investment
 income included in net assets
 at end of period                  $          393,180  $       47,960
                                   ==================  ==============

iSHARES ISSUED AND REDEEMED:

  iShares sold                                200,000         100,000
  iShares redeemed                                  -               -
                                   ------------------  --------------
Net increase in iShares
 outstanding                                  200,000         100,000
                                   ==================  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          71
iSHARES TRUST

                                          iSHARES S&P GLOBAL                      iSHARES S&P GLOBAL
                                              FINANCIALS                              HEALTHCARE
                                          SECTOR INDEX FUND                       SECTOR INDEX FUND
                                   ----------------------------------   ---------------------------------
                                          For the six                         For the six
                                         months ended         For the        months ended         For the
                                   September 30, 2003      year ended  September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003          (Unaudited) March 31, 2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)     $          231,941  $      217,420  $          133,673  $      183,602
  Net realized loss                           (18,134)       (271,700)           (207,307)       (250,130)
  Net change in unrealized
   appreciation (depreciation)              4,372,732      (2,968,565)          2,104,243      (3,211,239)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           4,586,539      (3,022,845)          2,030,609      (3,277,767)
                                   ------------------  --------------  ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -        (171,448)                  -        (135,321)
                                   ------------------  --------------  ------------------  --------------
Total distributions to
 iShareholders                                      -        (171,448)                  -        (135,321)
                                   ------------------  --------------  ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                                      -       8,524,646           6,443,983      12,114,681
                                   ------------------  --------------  ------------------  --------------
Net increase in net assets from
 iShares transactions                               -       8,524,646           6,443,983      12,114,681
                                   ------------------  --------------  ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS           4,586,539       5,330,353           8,474,592       8,701,593

NET ASSETS:

Beginning of period                        15,993,706      10,663,353          25,873,676      17,172,083
                                   ------------------  --------------  ------------------  --------------
End of period                      $       20,580,245  $   15,993,706  $       34,348,268  $   25,873,676
                                   ==================  ==============  ==================  ==============

Undistributed net investment
 income (accumulated net
 investment loss) included in net
 assets at end of period           $          329,836  $       97,895  $          220,015  $       86,342
                                   ==================  ==============  ==================  ==============

iSHARES ISSUED AND REDEEMED:

  iShares sold                                      -         200,000             150,000         300,000
                                   ------------------  --------------  ------------------  --------------
Net increase in iShares
 outstanding                                        -         200,000             150,000         300,000
                                   ==================  ==============  ==================  ==============

                                           iSHARES S&P GLOBAL
                                              TECHNOLOGY
                                           SECTOR INDEX FUND
                                   ----------------------------------
                                          For the six
                                         months ended         For the
                                   September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)     $          (14,309) $       (9,818)
  Net realized loss                          (215,138)       (140,642)
  Net change in unrealized
   appreciation (depreciation)              2,636,273      (2,776,464)
                                   ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           2,406,826      (2,926,924)
                                   ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -               -
                                   ------------------  --------------
Total distributions to
  iShareholders                                     -               -
                                   ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                              4,407,501       1,832,339
                                   ------------------  --------------
Net increase in net assets from
 iShares transactions                       4,407,501       1,832,339
                                   ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS           6,814,327      (1,094,585)

NET ASSETS:

Beginning of period                         6,691,860       7,786,445
                                   ------------------  --------------
End of period                      $       13,506,187  $    6,691,860
                                   ==================  ==============
Undistributed net investment
 income (accumulated net
 investment loss) included in net
 assets at end of period           $          (14,395) $          (86)
                                   ==================  ==============
iSHARES ISSUED AND REDEEMED:

  iShares sold                                100,000          50,000
                                   ------------------  --------------
Net increase in iShares
 outstanding                                  100,000          50,000
                                   ==================  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

72                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                           iSHARES S&P GLOBAL
                                           TELECOMMUNICATIONS                  iSHARES S&P EUROPE
                                           SECTOR INDEX FUND                     350 INDEX FUND
                                   ----------------------------------  ----------------------------------
                                          For the six                         For the six
                                         months ended         For the        months ended         For the
                                   September 30, 2003      year ended  September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003         (Unaudited)  March 31, 2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income            $          123,532  $      193,589  $        7,545,705  $   10,622,285
  Net realized loss                           (50,026)       (756,255)         (4,995,050)    (41,121,057)
  Net change in unrealized
   appreciation (depreciation)              1,683,356      (2,676,886)         96,090,256    (142,335,698)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           1,756,862      (3,239,552)         98,640,911    (172,834,470)
                                   ------------------  --------------  ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -        (191,936)                  -      (9,608,612)
                                   ------------------  --------------  ------------------  --------------
Total distributions to
 iShareholders                                      -        (191,936)                  -      (9,608,612)
                                   ------------------  --------------  ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                              2,039,540               -          38,288,072     229,906,285
  iShares redeemed                                  -               -                   -    (242,033,817)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets from iShares transactions           2,039,540               -          38,288,072     (12,127,532)
                                   ------------------  --------------  ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS           3,796,402      (3,431,488)        136,928,983    (194,570,614)

NET ASSETS:
Beginning of period                        10,019,961      13,451,449         375,186,725     569,757,339
                                   ------------------  --------------  ------------------  --------------
End of period                      $       13,816,363  $   10,019,961  $      512,115,708  $  375,186,725
                                   ==================  ==============  ==================  ==============

Undistributed net investment
 income included in net assets
 at end of period                  $          159,764  $       36,232  $        9,744,910  $    2,199,205
                                   ==================  ==============  ==================  ==============
iSHARES ISSUED AND REDEEMED:

  iShares sold                                 50,000               -             700,000       4,450,000
  iShares redeemed                                  -               -                   -      (5,350,000)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in
 iShares outstanding                           50,000               -             700,000        (900,000)
                                   ==================  ==============  ==================  ==============

                                               iSHARES S&P
                                              LATIN AMERICA
                                              40 INDEX FUND
                                   ----------------------------------
                                          For the six
                                         months ended         For the
                                   September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income            $          267,188  $      209,588
  Net realized loss                          (228,161)       (118,511)
  Net change in unrealized
   appreciation (depreciation)              5,636,794      (3,750,062)
                                   ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           5,675,821      (3,658,985)
                                   ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -        (184,159)
                                   ------------------  --------------
Total distributions to
 iShareholders                                      -        (184,159)
                                   ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                             17,407,781       7,085,754
  iShares redeemed                                  -      (2,220,995)
                                   ------------------  --------------
Net increase (decrease) in net
 assets from iShares transactions          17,407,781       4,864,759
                                   ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS          23,083,602       1,021,615

NET ASSETS:

Beginning of period                         8,895,112       7,873,497
                                   ------------------  --------------
End of period                      $       31,978,714  $    8,895,112
                                   ==================  ==============
Undistributed net investment
 income included in net assets
 at end of period                  $          338,748  $       71,560
                                   ==================  ==============
iSHARES ISSUED AND REDEEMED:

  iShares sold                                400,000         150,000
  iShares redeemed                                  -         (50,000)
                                   ------------------  --------------
Net increase (decrease) in
 iShares outstanding                          400,000         100,000
                                   ==================  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          73
iSHARES TRUST

                                                                                  iSHARES NASDAQ
                                             iSHARES S&P/TOPIX                     BIOTECHNOLOGY
                                               150 INDEX FUND                       INDEX FUND
                                   ----------------------------------  ---------------------------------
                                          For the six                         For the six
                                         months ended         For the        months ended         For the
                                   September 30, 2003      year ended  September 30, 2003      year ended
                                          (Unaudited)  March 31, 2003         (Unaudited)  March 31, 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)     $           45,202  $       60,188  $       (1,476,743) $   (1,787,219)
  Net realized gain (loss)                    (11,473)     (4,920,264)         48,870,112    (101,461,787)
  Net change in unrealized
   appreciation (depreciation)              4,886,365      (1,373,166)        179,890,432     (40,953,420)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets resulting from operations           4,920,094      (6,233,242)        227,283,801    (144,202,426)
                                   ------------------  --------------  ------------------  --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                        -        (104,906)                  -               -
                                   ------------------  --------------  ------------------  --------------
Total distributions to
 iShareholders                                      -        (104,906)                  -               -
                                   ------------------  --------------  ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                              9,534,797               -         159,760,380     654,289,219
  iShares redeemed                                  -     (18,197,922)       (250,090,599)   (265,962,047)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in net
 assets from iShares transactions           9,534,797     (18,197,922)        (90,330,219)    388,327,172
                                   ------------------  --------------  ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS          14,454,891     (24,536,070)        136,953,582     244,124,746

NET ASSETS:

Beginning of period                         8,581,117      33,117,187         533,931,798     289,807,052
                                   ------------------  --------------  ------------------  --------------
End of period                      $       23,036,008  $    8,581,117  $      670,885,380  $  533,931,798
                                   ==================  ==============  ==================  ==============

Undistributed net investment
 income (accumulated net
 investment loss) included in
 net assets at end of period       $           61,696  $       16,494  $       (1,476,743) $            -
                                   ==================  ==============  ==================  ==============

iSHARES ISSUED AND REDEEMED:

  iShares sold                                150,000               -           2,450,000      12,100,000
  iShares redeemed                                  -        (300,000)         (3,550,000)     (5,400,000)
                                   ------------------  --------------  ------------------  --------------
Net increase (decrease) in
 iShares outstanding                          150,000        (300,000)         (1,100,000)      6,700,000
                                   ==================  ==============  ==================  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

74                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                        iSHARES S&P 100 INDEX FUND
                                    -------------------------------------------------------------------
                                       Six months                                           Period from
                                            ended                                      Oct. 23, 2000/1/
                                    Sep. 30, 2003         Year ended      Year ended                 to
                                      (Unaudited)      Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       43.05      $       57.85   $       59.17   $          73.44
                                    -------------      -------------   -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      0.40               0.66            0.61               0.31
  Net realized and unrealized
   gain (loss)                               6.98             (14.79)          (1.34)            (14.28)
                                    -------------      -------------   -------------   ----------------
Total from investment operations             7.38             (14.13)          (0.73)            (13.97)
                                    -------------      -------------   -------------   ----------------
Less distributions from:
  Net investment income                     (0.41)             (0.67)          (0.59)             (0.30)
                                    -------------      -------------   -------------   ----------------
Total distributions                         (0.41)             (0.67)          (0.59)             (0.30)
                                    -------------      -------------   -------------   ----------------
Net asset value, end of period      $       50.02      $       43.05   $       57.85   $          59.17
                                    =============      =============   =============   ================

Total return                                17.12%/2/         (24.49)%         (1.23)%           (19.07)%/2/
                                    =============      =============   =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)  $     382,618      $     299,211   $     115,703   $         88,762
  Ratio of expenses to average
   net assets/3/                             0.20%              0.20%           0.20%              0.20%
  Ratio of net investment income
   to average net assets/3/                  1.62%              1.63%           1.12%              1.03%
  Portfolio turnover rate/4/                    2%                 4%             13%                 5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          75
iSHARES TRUST
(For a share outstanding throughout each period)

                                                             iSHARES S&P GLOBAL
                                                               100 INDEX FUND
                                    -------------------------------------------------------------------
                                       Six months                                           Period from
                                            ended                                       Dec. 5, 2000/1/
                                    Sep. 30, 2003         Year ended      Year ended                 to
                                      (Unaudited)      Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       42.03      $       57.08   $       60.83   $          72.50
                                    -------------      -------------   -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      0.45               0.59            0.65               0.18
  Net realized and unrealized
   gain (loss)                               7.96             (15.09)          (3.87)            (11.73)
                                    -------------      -------------   -------------   ----------------
Total from investment operations             8.41             (14.50)          (3.22)            (11.55)
                                    -------------      -------------   -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                         -              (0.55)          (0.53)             (0.12)
                                    -------------      -------------   -------------   ----------------
Total distributions                             -              (0.55)          (0.53)             (0.12)
                                    -------------      -------------   -------------   ----------------
Net asset value, end of period      $       50.44      $       42.03   $       57.08   $          60.83
                                    =============      =============   =============   ================

Total return                                20.01%/2/         (25.46)%         (5.32)%           (15.94)%/2/
                                    =============      =============   =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)  $      83,219      $      65,143   $      45,666   $        103,407
  Ratio of expenses to average
   net assets/3/                             0.40%              0.40%           0.40%              0.40%
  Ratio of net investment income
   to average net assets/3/                  1.91%              1.60%           1.08%              0.88%
  Portfolio turnover rate/4/                    3%                 5%              4%                 5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

76                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)


                                                    iSHARES S&P GLOBAL
                                                 ENERGY SECTOR INDEX FUND
                                     --------------------------------------------------
                                        Six months                          Period from
                                             ended                     Nov. 12, 2001/1/
                                     Sep. 30, 2003        Year ended                 to
                                       (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $       44.47     $       54.57   $          49.64
                                     -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                       0.54              0.88               0.22
  Net realized and
   unrealized gain (loss)                     4.72            (10.07)              4.78
                                     -------------     -------------   ----------------
Total from investment
 operations                                   5.26             (9.19)              5.00
                                     -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -             (0.91)             (0.07)
                                     -------------     -------------   ----------------
Total distributions                              -             (0.91)             (0.07)
                                     -------------     -------------   ----------------
Net asset value, end of
 period                              $       49.73     $       44.47   $          54.57
                                     =============     =============   ================

Total return                                 11.83%/2/        (16.91)%            10.10%/2/
                                     =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $      29,835     $      17,786   $         16,372
  Ratio of expenses to
   average net assets/3/                      0.65%             0.65%              0.65%
  Ratio of net investment
   income to average
   net assets/3/                              2.98%             1.89%              1.17%
  Portfolio turnover
   rate/4/                                       0%/5/             9%                 5%

                                                    iSHARES S&P GLOBAL
                                                        FINANCIALS
                                                    SECTOR INDEX FUND
                                     --------------------------------------------------
                                        Six months                          Period from
                                             ended                     Nov. 12, 2001/1/
                                     Sep. 30, 2003     Year ended                    to
                                       (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $       39.98     $       53.32   $          51.00
                                     -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                       0.58              0.56               0.29
  Net realized and
   unrealized gain (loss)                    10.89            (13.33)              2.07
                                     -------------     -------------   ----------------
Total from investment
 operations                                  11.47            (12.77)              2.36
                                     -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -             (0.57)             (0.04)
                                     -------------     -------------   ----------------
Total distributions                              -             (0.57)             (0.04)
                                     -------------     -------------   ----------------
Net asset value, end of
 period                              $       51.45     $       39.98   $          53.32
                                     =============     =============   ================

Total return                                 28.69%/2/        (24.03)%             4.64%/2/
                                     =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $      20,580     $      15,994   $         10,663
  Ratio of expenses to
   average net assets/3/                      0.65%             0.65%              0.65%
  Ratio of net investment
   income to average
   net assets/3/                              2.38%             2.04%              1.44%
  Portfolio turnover
   rate/4/                                       4%                8%                 2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          77
iSHARES TRUST
(For a share outstanding throughout each period)

                                                     iSHARES S&P GLOBAL
                                                        HEALTHCARE
                                                     SECTOR INDEX FUND
                                     --------------------------------------------------
                                        Six months                          Period from
                                             ended                     Nov. 13, 2001/1/
                                     Sep. 30, 2003        Year ended                 to
                                       (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $       39.81     $       49.06   $          49.53
                                     -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income
   (loss)                                     0.14              0.28               0.11
  Net realized and
   unrealized gain (loss)                     2.99             (9.28)             (0.57)
                                     -------------     -------------   ----------------
Total from investment
 operations                                   3.13             (9.00)             (0.46)
                                     -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -             (0.25)             (0.01)
                                     -------------     -------------   ----------------
Total distributions                              -             (0.25)             (0.01)
                                     -------------     -------------   ----------------
Net asset value, end of
 period                              $       42.94     $       39.81   $          49.06
                                     =============     =============   ================

Total return                                  7.86%/2/        (18.36)%            (0.92)%/2/
                                     =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $      34,348     $      25,874   $         17,172
  Ratio of expenses to
   average net assets/3/                      0.65%             0.65%              0.65%
  Ratio of expenses to
   average net assets
   exclusive of foreign
   taxes on stock
   dividends/3/                                  -                 -                  -
  Ratio of net investment
   income (loss) to
   average net assets/3/                      0.90%             0.96%              0.62%
  Portfolio turnover
   rate/4/                                       1%                4%                 1%

                                                    iSHARES S&P GLOBAL
                                                        TECHNOLOGY
                                                     SECTOR INDEX FUND
                                     --------------------------------------------------
                                        Six months                          Period from
                                             ended                     Nov. 12, 2001/1/
                                     Sep. 30, 2003        Year ended                 to
                                       (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $       33.46     $       51.91   $          53.19
                                     -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income
   (loss)                                    (0.05)            (0.05)             (0.19)
  Net realized and
   unrealized gain (loss)                    11.61            (18.40)             (1.09)
                                     -------------     -------------   ----------------
Total from investment
 operations                                  11.56            (18.45)             (1.28)
                                     -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -                 -                  -
                                     -------------     -------------   ----------------
Total distributions                              -                 -                  -
                                     -------------     -------------   ----------------
Net asset value, end of
 period                              $       45.02     $       33.46   $          51.91
                                     =============     =============   ================

Total return                                 34.55%/2/        (35.54)%            (2.40)%/2/
                                     =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $      13,506     $       6,692   $          7,786
  Ratio of expenses to
   average net assets/3/                      0.66%             0.66%              0.65%
  Ratio of expenses to
   average net assets
   exclusive of foreign
   taxes on stock
   dividends/3/                               0.65%             0.65%              0.65%
  Ratio of net investment
   income (loss) to
   average net assets/3/                     (0.30)%           (0.16)%            (0.44)%
  Portfolio turnover
   rate/4/                                       5%                4%                 2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

78                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                     iSHARES S&P GLOBAL
                                                     TELECOMMUNICATIONS
                                                     SECTOR INDEX FUND
                                     --------------------------------------------------
                                        Six months                          Period from
                                             ended                     Nov. 12, 2001/1/
                                     Sep. 30, 2003        Year ended                 to
                                       (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       33.40     $       44.84   $          50.68
                                     -------------     -------------   ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.34              0.65               0.11
  Net realized and unrealized gain
   (loss)                                     5.74            (11.45)             (5.93)
                                     -------------     -------------   ----------------
Total from investment operations              6.08            (10.80)             (5.82)
                                     -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -             (0.64)             (0.02)
                                     -------------     -------------   ----------------
Total distributions                              -             (0.64)             (0.02)
                                     -------------     -------------   ----------------
Net asset value, end of period       $       39.48     $       33.40   $          44.84
                                     =============     =============   ================

Total return                                 18.20%/2/        (24.24)%           (11.50)%/2/
                                     =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)     $      13,816     $      10,020   $         13,451
Ratio of expenses to average net
 assets/3/                                    0.65%             0.65%              0.65%
Ratio of net investment income to
 average net assets/3/                        1.94%             1.78%              0.61%
Portfolio turnover rate/4/                       4%                9%                 2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          79
iSHARES TRUST
(For a share outstanding throughout each period)

                                                              iSHARES S&P EUROPE
                                                                350 INDEX FUND
                                     ------------------------------------------------------------------
                                        Six months                                          Period from
                                             ended                                     Jul. 25, 2000/1/
                                     Sep. 30, 2003        Year ended      Year ended                 to
                                       (Unaudited)     Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       42.88     $       59.04   $       63.13   $          79.32
                                     -------------     -------------   -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                       0.78              1.18            0.83               0.38
  Net realized and unrealized
   gain (loss)                               10.53            (16.28)          (4.08)            (16.30)
                                     -------------     -------------   -------------   ----------------
Total from investment operations             11.31            (15.10)          (3.25)            (15.92)
                                     -------------     -------------   -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          -             (1.06)          (0.84)             (0.27)
                                     -------------     -------------   -------------   ----------------
Total distributions                              -             (1.06)          (0.84)             (0.27)
                                     -------------     -------------   -------------   ----------------
Net asset value, end of period       $       54.19     $       42.88   $       59.04   $          63.13
                                     =============     =============   =============   ================

Total return                                 26.38%/2/        (25.73)%         (5.16)%           (20.10)%/2/
                                     =============     =============   =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)   $     512,116     $     375,187   $     569,757   $        154,656
  Ratio of expenses to average
   net assets/3/                              0.60%             0.60%           0.60%              0.60%
  Ratio of net investment income
   to average net assets/3/                   3.30%             2.11%           1.49%              1.12%
  Portfolio turnover rate/4/                     2%                6%              4%                24%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

80                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iSHARES S&P LATIN AMERICA
                                             40 INDEX FUND
                            --------------------------------------------------
                               Six months                          Period from
                                    ended                     Oct. 25, 2001/1/
                            Sep. 30, 2003        Year ended                 to
                              (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       35.58     $       52.49   $          41.51
                            -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.23              0.89               0.61
  Net realized and
   unrealized gain (loss)           13.39            (16.88)             10.64
                            -------------     -------------   ----------------
Total from investment
 operations                         13.62            (15.99)             11.25
                            -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 -             (0.92)             (0.27)
                            -------------     -------------   ----------------
Total distributions                     -             (0.92)             (0.27)
                            -------------     -------------   ----------------
Net asset value, end of
 period                     $       49.20     $       35.58   $          52.49
                            =============     =============   ================

Total return                        38.28%/2/        (30.54)%            27.16%/2/
                            =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      31,979     $       8,895   $          7,873
  Ratio of expenses to
   average net assets/3/             0.50%             0.50%              0.50%
  Ratio of net investment
   income to average net
   assets/3/                         2.57%             2.42%              2.94%
  Portfolio turnover
   rate/4/                             11%                9%                 2%

                                           iSHARES S&P/TOPIX
                                            150 INDEX FUND
                            --------------------------------------------------
                               Six months                          Period from
                                    ended                     Oct. 23, 2001/1/
                            Sep. 30, 2003        Year ended                 to
                              (Unaudited)     Mar. 31, 2003      Mar. 31, 2002
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       57.21     $       73.59   $          77.39
                            -------------     -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.10              0.60               0.10
  Net realized and
   unrealized gain (loss)           19.48            (16.28)             (3.90)
                            -------------     -------------   ----------------
Total from investment
 operations                         19.58            (15.68)             (3.80)
                            -------------     -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 -             (0.70)                 -
                            -------------     -------------   ----------------
Total distributions                     -             (0.70)                 -
                            -------------     -------------   ----------------
Net asset value, end of
 period                     $       76.79     $       57.21   $          73.59
                            =============     =============   ================

Total return                        34.22%/2/        (21.36)%            (4.91)%/2/
                            =============     =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      23,036     $       8,581   $         33,117
  Ratio of expenses to
   average net assets/3/             0.50%             0.50%              0.50%
  Ratio of net investment
   income to average net
   assets/3/                         0.59%             0.26%              0.32%
  Portfolio turnover
   rate/4/                              4%                4%                 5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          81
iSHARES TRUST
(For a share outstanding throughout each period)

                                                   iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
                                     ------------------------------------------------------------------
                                        Six months                                          Period from
                                             ended                                      Feb. 5, 2001/1/
                                     Sep. 30, 2003        Year ended      Year ended                 to
                                       (Unaudited)     Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $       51.09     $       77.28   $       76.81   $          99.66
                                     -------------     -------------   -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss                        (0.16)            (0.17)          (0.17)             (0.05)
  Net realized and unrealized
   gain (loss)                               20.82            (26.02)           0.64             (22.80)
                                     -------------     -------------   -------------   ----------------
Total from investment operations             20.66            (26.19)           0.47             (22.85)
                                     -------------     -------------   -------------   ----------------
Net asset value, end of period       $       71.75     $       51.09   $       77.28   $          76.81
                                     =============     =============   =============   ================

Total return                                 40.44%/2/        (33.89)%          0.61%            (22.93)%/2/
                                     =============     =============   =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)   $     670,885     $     533,932   $     289,807   $         99,847
  Ratio of expenses to average
   net assets/3/                              0.50%             0.50%           0.50%              0.50%
  Ratio of net investment income
   to average net assets/3/                  (0.44)%           (0.43)%         (0.46)%            (0.50)%
  Portfolio turnover rate/4/                    11%               48%             17%                 9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

82                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2003, the Trust offered 57 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an

NOTES TO THE FINANCIAL STATEMENTS                                             83
iSHARES TRUST

exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Taiwan levies a tax at a rate of up to 20%, based on the par value of stock dividends received by the iShares S&P Global Technology Sector Index Fund. This tax was paid by the Fund and is disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

     -------------------------------------------------------------------------------------------
                                              UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
     iSHARES INDEX FUND                     ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
     -------------------------------------------------------------------------------------------
     S&P 100                                $       222,770  $            -  $           222,770
     S&P Global 100                                 303,912               -              303,912
     S&P Global Energy Sector                        47,960               -               47,960
     S&P Global Financials Sector                   100,130               -              100,130
     S&P Global Healthcare Sector                    86,342               -               86,342
     S&P Global Telecommunications Sector            36,232               -               36,232
     S&P Europe 350                               2,608,281               -            2,608,281
     S&P Latin America 40                            71,560               -               71,560
     S&P/TOPIX 150                                   16,494               -               16,494

84                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2003.

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

     ------------------------------------------------------------------------------
                                     EXPIRING    EXPIRING     EXPIRING
     iSHARES INDEX FUND                  2009        2010         2011        TOTAL
     ------------------------------------------------------------------------------
     S&P 100                         $      - $ 2,240,710  $ 3,096,741  $ 5,337,451
     S&P Global 100                         -     329,587    1,022,865    1,352,452
     S&P Global Energy Sector               -           -       37,853       37,853
     S&P Global Financials Sector           -           -      148,034      148,034
     S&P Global Healthcare Sector           -           -      147,652      147,652
     S&P Global Technology Sector           -           -      114,472      114,472
     S&P Global Telecommunications
      Sector                                -           -      505,504      505,504
     S&P Europe 350                     3,295     904,300    2,116,359    3,023,954
     S&P Latin America 40                   -           -       29,834       29,834
     S&P/TOPIX 150                          -           -      276,198      276,198
     Nasdaq Biotechnology                   -   2,280,865   29,163,198   31,444,063

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever comes first.

For the six months ended September 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at September 30, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at September 30, 2003. For further information, see Note 5, below.

NOTES TO THE FINANCIAL STATEMENTS                                             85
iSHARES TRUST

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

--------------------------------------  ---------------------------------------
                              ADVISORY                                 ADVISORY
iSHARES INDEX FUND                 FEE  iSHARES INDEX FUND                  FEE
--------------------------------------  ---------------------------------------
S&P 100                           0.20% S&P Global Telecommunications
S&P Global 100                    0.40   Sector                            0.65%
S&P Global Energy Sector          0.65  S&P Europe 350                     0.60
S&P Global Financials Sector      0.65  S&P Latin America 40               0.50
S&P Global Healthcare Sector      0.65  S&P/TOPIX 150                      0.50
S&P Global Technology Sector      0.65  Nasdaq Biotechnology               0.50

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2003, BGI earned securities lending agent fees as follows:

     ------------------------------------------------------------
                                               SECURITIES LENDING
     iSHARES INDEX FUND                                AGENT FEES
     ------------------------------------------------------------
     S&P 100                                   $            6,714
     S&P Global 100                                         8,031
     S&P Global Energy Sector                               7,418
     S&P Global Financials Sector                           3,421
     S&P Global Healthcare Sector                             729
     S&P Global Technology Sector                             353
     S&P Global Telecommunications Sector                   2,067
     S&P Europe 350                                       289,759
     S&P/TOPIX 150                                          1,130
     Nasdaq Biotechnology                                 220,151

86                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

As defined under the Section 2(a)/3/ of the 1940 Act, certain broker-dealers may be deemed to be an "affiliated person" of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an "affiliated person" of a Fund (other than BGIS) did not execute any portfolio transactions with the Funds during the six months ended September 30, 2003.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the second quarter of 2003 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the third quarter of 2003.

As a result of using an index approach to investing, the iShares S&P Global 100, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds held shares of Barclays PLC, with market values of $711,126, $283,907 and $6,009,933, respectively, as of September 30, 2003. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

As of September 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

NOTES TO THE FINANCIAL STATEMENTS                                             87
iSHARES TRUST

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2003 were as follows:

     ---------------------------------------------------------------------
     iSHARES INDEX FUND                          PURCHASES           SALES
     ---------------------------------------------------------------------
     S&P 100                                 $   7,494,591 $     7,497,582
     S&P Global 100                              3,079,174       2,314,607
     S&P Global Energy Sector                      303,227          36,192
     S&P Global Financials Sector                1,008,310         754,700
     S&P Global Healthcare Sector                  588,608         438,568
     S&P Global Technology Sector                  443,360         436,161
     S&P Global Telecommunications Sector          777,591         533,838
     S&P Europe 350                             18,067,541       9,083,709
     S&P Latin America 40                        2,380,982       2,230,843
     S&P/TOPIX 150                                 666,037         568,953
     Nasdaq Biotechnology                       72,092,235      73,460,666

In-kind transactions for the six months ended September 30, 2003 were as follows:

     ---------------------------------------------------------------------
                                                   IN-KIND         IN-KIND
     iSHARES INDEX FUND                          PURCHASES           SALES
     ---------------------------------------------------------------------
     S&P 100                                 $ 163,503,650 $   133,744,050
     S&P Global 100                              4,333,721               -
     S&P Global Energy Sector                   10,031,613               -
     S&P Global Healthcare Sector                6,423,549               -
     S&P Global Technology Sector                4,403,566               -
     S&P Global Telecommunications Sector        2,029,492               -
     S&P Europe 350                             38,024,309               -
     S&P Latin America 40                       17,328,091               -
     S&P/TOPIX 150                               9,461,871               -
     Nasdaq Biotechnology                      159,833,955     250,220,056

88                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At September 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------
                                                                                NET UNREALIZED
                                          TAX     UNREALIZED     UNREALIZED       APPRECIATION
iSHARES INDEX FUND                       COST   APPRECIATION   DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------
S&P 100                         $ 439,010,852   $  2,043,628  $ (39,570,237)    $  (37,526,609)
S&P Global 100                    104,411,819        941,516    (13,367,855)       (12,426,339)
S&P Global Energy Sector           30,798,538      1,252,395     (1,184,750)            67,645
S&P Global Financials Sector       19,904,057      2,366,653       (582,695)         1,783,958
S&P Global Healthcare Sector       37,322,359      1,495,760     (3,015,185)        (1,519,425)
S&P Global Technology Sector       14,988,192        429,936     (1,492,334)        (1,062,398)
S&P Global Telecommunications
 Sector                            18,686,248        440,089     (3,262,757)        (2,822,668)
S&P Europe 350                    678,573,098      6,745,189    (85,011,254)       (78,266,065)
S&P Latin America 40               28,791,099      3,486,287       (380,024)         3,106,263
S&P/TOPIX 150                      23,342,772      2,356,783       (556,716)         1,800,067
Nasdaq Biotechnology              868,101,694     61,439,525    (36,062,536)        25,376,989

4.   iSHARES TRANSACTIONS

At September 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of September 30, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at September 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                             89

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered as of November 28, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

90                                                   THE iSHARES FAMILY OF FUNDS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iSHARES(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

                                                                        BARCLAYS
                                                                      iSHARES(R)

                    2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

              iSHARES RUSSELL 1000 INDEX FUND
              iSHARES RUSSELL 1000 GROWTH INDEX FUND
              iSHARES RUSSELL 1000 VALUE INDEX FUND
              iSHARES RUSSELL 2000 INDEX FUND
              iSHARES RUSSELL 2000 GROWTH INDEX FUND
              iSHARES RUSSELL 2000 VALUE INDEX FUND

TABLE OF CONTENTS

Shareholder Letter ...............................................    1
Managers' Discussion & Analysis ..................................    4
Schedules of Investments .........................................    8
  iShares Russell 1000 Index Fund ................................    8
  iShares Russell 1000 Growth Index Fund .........................   23
  iShares Russell 1000 Value Index Fund ..........................   32
  iShares Russell 2000 Index Fund ................................   44
  iShares Russell 2000 Growth Index Fund .........................   72
  iShares Russell 2000 Value Index Fund ..........................   91
Financial Statements .............................................  110
Financial Highlights .............................................  114
Notes to the Financial Statements ................................  120
iShares Family of Funds ..........................................  126

TO OUR SHAREHOLDERS

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, we recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ We have added a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most well known U.S. fixed income market indexes. We will also be adding the iShares Lehman TIPS Bond Fund, which provides the opportunity to invest in inflation protected government securities. Assets under management for the fixed income iShares funds were $4.2 billion as of September 30, 2003.

With the addition of these iShares, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and as of September 30, 2003, had reached $44.5 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

    /s/ Lee T. Kranefuss

    Lee T. Kranefuss
    PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/BUSINESS WEEK, 12/16/02.

/2/Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                       THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES RUSSELL 1000 INDEX FUNDS
Performance as of 9/30/03

                                       AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
                           ----------------------------------------------------  -------------------------
                              YEAR ENDED 9/30/03        INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell 1000                24.91%   25.17%   25.14%   (9.05)%  (9.04)%  (8.92)% (27.45)% (27.41)% (27.07)%
Russell 1000 Growth         25.66%   25.92%   25.92%  (16.43)% (16.41)% (16.24)% (45.30)% (45.26)% (44.87)%
Russell 1000 Value          24.03%   24.32%   24.37%   (0.85)%  (0.83)%  (0.67)%  (2.82)%  (2.77)%  (2.23)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively).
"Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                         iSHARES RUSSELL 1000 INDEX FUND

                         FINANCIAL SERVICES      22.98%
                         TECHNOLOGY              14.92%
                         HEALTH CARE             14.40%
                         CONSUMER DISCRETIONARY  13.82%
                         CONSUMER STAPLES         7.33%
                         UTILITIES                7.15%
                         DIVERSIFIED              4.36%
                         INTEGRATED OILS          4.12%
                         PRODUCER DURABLES        3.75%
                         MATERIALS & PROCESSING   3.32%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                     iSHARES RUSSELL 1000 GROWTH INDEX FUND

                         HEALTH CARE             24.53%
                         TECHNOLOGY              23.08%
                         CONSUMER DISCRETIONARY  17.09%
                         FINANCIAL SERVICES      10.61%
                         CONSUMER STAPLES         8.66%
                         DIVERSIFIED              7.19%
                         PRODUCER DURABLES        3.29%
                         AUTO & TRANSPORTATION    1.68%
                         UTILITIES                1.46%
                         MATERIALS & PROCESSING   1.20%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                      iSHARES RUSSELL 1000 VALUE INDEX FUND

                         FINANCIAL SERVICES      35.81%
                         UTILITIES               13.06%
                         CONSUMER DISCRETIONARY  10.43%
                         INTEGRATED OILS          8.38%
                         TECHNOLOGY               6.47%
                         CONSUMER STAPLES         5.94%
                         MATERIALS & PROCESSING   5.51%
                         PRODUCER DURABLES        4.21%
                         HEALTH CARE              3.91%
                         AUTO & TRANSPORTATION    2.72%

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 1000 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Index"). The iShares Russell 1000 Growth Index Fund (the "Growth Fund") and iShares Russell 1000 Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 1000 Growth Index (the "Growth Index") and the Russell 1000 Value Index (the "Value Index"), respectively. For the six-month period ended September 30, 2003 (the "reporting period"), the Fund returned 19.09%, compared to a return of 19.21% by the Index. The Growth Fund and the Value Fund returned 18.63% and 19.55%, respectively, while the Growth Index returned 18.78% and the Value Index returned 19.70%.

As the war in Iraq reached an official conclusion and the economic outlook began to offer some signs of encouragement, stocks climbed during the reporting period. In late June, the Federal Reserve (the "Fed") cut short-term interest rates by 0.25%, bringing rates to their lowest levels since the Eisenhower administration. As the reporting period progressed, corporate earnings announcements showed higher earnings levels and stabilizing earnings expectations. GDP growth grew at an annual rate of 3.3% during the second quarter, largely due to increased government spending. Unemployment levels, however, remained a problem, reaching their highest levels in nine years. Although the equity rally was broad-based and larger capitalization stocks posted healthy gains, they did nevertheless lag their smaller capitalization counterparts during the reporting period. Within the Index, value stocks edged past growth stocks during the reporting period.

Reflecting the broad-based nature of the equity rebound, all ten industry sectors within the Index delivered positive returns during the reporting period. Information technology (17.11% of the Index as of September 30, 2003) logged the biggest gains, climbing 32.32%. Financials (21.72% of the Index as of September 30, 2003) rose 23.78%, and consumer discretionary (11.96% of the Index as of September 30, 2003) returned 23.03%. Health care (14.59% of the Index as of September 30, 2003) delivered the weakest returns, gaining 7.14%.

Among the Index's ten largest weightings, performance was largely positive. Intel Corp. (1.87% of the Index as of September 30, 2003) gained 69.04%, and Cisco Systems Inc. (1.43% of the Index as of September 30, 2003) climbed 50.92%. Citigroup Inc. (2.44% of the Index as of September 30, 2003) returned 32.10%. General Electric Co., the largest weighting at 3.10% of the Index, rose 16.90%. Two of the ten largest weightings posted negative results: Johnson & Johnson (1.53% of the Index as of September 30, 2003) declined 14.43%, and Pfizer Inc. (2.49% of the Index as of September 30, 2003) fell 2.50%.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES RUSSELL 2000 INDEX FUNDS
Performance as of 9/30/03

                                      AVERAGE ANNUAL TOTAL RETURNS                       CUMULATIVE TOTAL RETURNS
                    ----------------------------------------------------------------  -------------------------------
                          YEAR ENDED 9/30/03              INCEPTION TO 9/30/03             INCEPTION TO 9/30/03
                    -------------------------------  -------------------------------  -------------------------------
iSHARES INDEX FUND     NAV      MARKET      INDEX       NAV      MARKET      INDEX       NAV      MARKET      INDEX
Russell 2000         36.23%      36.87%     36.50%      2.07%      2.00%      2.40%      7.12%      6.90%      8.30%
Russell 2000 Growth  41.40%      42.42%     41.72%    (12.46)%   (12.50)%   (12.20)%   (34.59)%   (34.67)%   (33.98)%
Russell 2000 Value   31.30%      32.23%     31.66%     11.62%     11.59%     11.97%     41.97%     41.85%     43.44%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                         iSHARES RUSSELL 2000 INDEX FUND

                         FINANCIAL SERVICES      22.74%
                         CONSUMER DISCRETIONARY  18.75%
                         TECHNOLOGY              15.08%
                         HEALTH CARE             13.30%
                         PRODUCER DURABLES        7.90%
                         MATERIALS & PROCESSING   7.80%
                         AUTO & TRANSPORTATION    4.25%
                         UTILITIES                4.12%
                         OTHER ENERGY             3.46%
                         CONSUMER STAPLES         1.94%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                     iSHARES RUSSELL 2000 GROWTH INDEX FUND

                         TECHNOLOGY              22.82%
                         HEALTH CARE             22.21%
                         CONSUMER DISCRETIONARY  20.29%
                         FINANCIAL SERVICES      12.87%
                         PRODUCER DURABLES        7.74%
                         MATERIALS & PROCESSING   4.54%
                         AUTO & TRANSPORTATION    3.33%
                         OTHER ENERGY             2.93%
                         UTILITIES                1.97%
                         CONSUMER STAPLES         1.09%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                      iSHARES RUSSELL 2000 VALUE INDEX FUND

                         FINANCIAL SERVICES      32.67%
                         CONSUMER DISCRETIONARY  17.18%
                         MATERIALS & PROCESSING  11.08%
                         PRODUCER DURABLES        8.07%
                         TECHNOLOGY               7.29%
                         UTILITIES                6.28%
                         AUTO & TRANSPORTATION    5.17%
                         HEALTH CARE              4.34%
                         OTHER ENERGY             4.00%
                         CONSUMER STAPLES         2.81%

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 2000 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index"). The iShares Russell 2000 Growth Index Fund (the "Growth Fund") and iShares Russell 2000 Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 2000 Growth Index (the "Growth Index") and the Russell 2000 Value Index (the "Value Index"), respectively. For the six-month period ended September 30, 2003 (the "reporting period"), the Fund returned 34.45%, compared to a return of 34.63% by the Index. The Growth Fund and the Value Fund returned 36.95% and 32.00%, respectively, while the Growth Index returned 37.14% and the Value Index returned 32.20%.

Equity markets rebounded during the six-month reporting period. Responding to the official conclusion to the war in Iraq, stocks generally marched upward throughout the reporting period. Some economic indicators provided signs of encouragement: GDP growth for the second quarter was revised upward several times, ultimately showing an annual growth rate of 3.3%. Corporate earnings growth was also strong and consistent, reaching double-digit growth rates toward the end of the reporting period. Smaller company shares generally outperformed larger capitalization stocks during the reporting period. In particular, smaller capitalization growth stocks have largely driven the equity rebound this year, as investors appeared more willing to emerge from more relatively stable areas to participate in growth-oriented sectors, such as information technology and telecommunications. Some companies within these sectors had depressed share prices, which made them attractive to bargain hunters. However, many companies began to announce healthy earnings levels, thanks largely to an increase in demand, and, in some cases, effective cost-cutting.

Reflecting the strength and breadth of the rebound, every industry sector within the Index achieved a double-digit gain during the reporting period. Telecommunication services (1.24% of the Index as of September 30, 2003) led the way with a 57.40% gain. Information technology (20.95% of the Index as of September 30, 2003), the laggard in previous reporting periods, logged a 55.12% gain. Health care (13.80% of the Index as of September 30, 2003) rose 48.58%, and consumer discretionary (14.80% of the Index as of September 30, 2003) climbed 35.29%. Financials (21.63% of the Index as of September 30, 2003) returned 24.34%.

Among the Index's ten largest weightings, all delivered double-digit or even triple-digit gains. However, for some stocks, the significant gains were not so much an indication of robust growth as they were a reflection of the steep price declines suffered in the past several years. AMR Corp. (0.23% of the Index as of September 30, 2003) gained 445.24%, and Conexant Systems Inc. (0.20% of the Index as of September 30, 2003) climbed 365.46%. The Titan Corp. (0.21% of the Index as of September 30, 2003) rose 179.73%. Avid Technology Inc. (0.20% of the Index as of September 30, 2003) returned 138.85%, and Andrew Corp. (0.23% of the Index as of September 30, 2003) gained 119.64%. The smallest gains among the ten largest weightings came from Cytyc Corp. (0.22% of the Index as of September 30, 2003), which returned 15.02%.

MANAGERS' DISCUSSION & ANALYSIS                                                7

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.91%
General Electric Co.                             1,724,707   $    51,413,516
Microsoft Corp.                                  1,543,333        42,889,224
Exxon Mobil Corp.                                1,152,653        42,187,100
Pfizer Inc.                                      1,362,338        41,387,828
Citigroup Inc.                                     888,394        40,430,811
Intel Corp.                                      1,127,576        31,019,616
Wal-Mart Stores Inc.                               458,649        25,615,547
Johnson & Johnson                                  512,334        25,370,780
International Business Machines Corp.              279,306        24,671,099
Cisco Systems Inc./1/                            1,210,756        23,658,172
American International Group Inc.                  395,965        22,847,180
Procter & Gamble Co.                               223,346        20,730,976
Bank of America Corp.                              258,423        20,167,331
Merck & Co. Inc.                                   386,818        19,580,727
Coca-Cola Co. (The)                                369,701        15,882,355
Verizon Communications Inc.                        474,454        15,391,288
Altria Group Inc.                                  349,323        15,300,347
Wells Fargo & Company                              288,988        14,882,882
Amgen Inc./1/                                      222,465        14,364,565
PepsiCo Inc.                                       296,412        13,584,562
ChevronTexaco Corp.                                184,309        13,168,878
Dell Inc./1/                                       392,992        13,122,003
SBC Communications Inc.                            573,187        12,753,411
Home Depot Inc.                                    395,731        12,604,032
JP Morgan Chase & Co.                              350,441        12,030,640
Fannie Mae                                         169,048        11,867,170
Abbott Laboratories                                269,309        11,459,098
Comcast Corp. Class A/1/                           368,983        11,394,195
AOL Time Warner Inc./1/                            746,385        11,277,877
Wyeth                                              229,114        10,562,155
Viacom Inc. Class B                                267,200        10,233,760
Hewlett-Packard Co.                                526,648        10,195,905
Lilly (Eli) & Co.                                  166,513         9,890,872
Medtronic Inc.                                     210,407         9,872,296
3M Co.                                             134,868         9,315,333
Morgan Stanley                                     182,912         9,229,740
Wachovia Corp.                                     220,955         9,101,136
American Express Co.                               198,268         8,933,956
Bristol-Myers Squibb Co.                           334,442         8,581,782
Merrill Lynch & Co. Inc.                           159,938         8,561,481
U.S. Bancorp                                       331,248         7,946,640
Bank One Corp.                                     197,115         7,618,495
BellSouth Corp.                                    318,665         7,545,987
Oracle Corp./1/                                    668,530         7,500,907
Walt Disney Co. (The)                              352,564         7,111,216
Anheuser-Busch Companies Inc.                      143,968         7,103,381
Du Pont (E.I.) de Nemours and Co.                  171,857         6,875,999
Lowe's Companies Inc.                              131,198         6,809,176
Texas Instruments Inc.                             298,400         6,803,520
ConocoPhillips                                     117,250         6,419,438
Washington Mutual Inc.                             160,573         6,321,759
Freddie Mac                                        120,139         6,289,277
United Technologies Corp.                           80,743         6,239,819
Target Corp.                                       157,327         5,920,215
QUALCOMM Inc.                                      136,174         5,670,285
United Parcel Service Inc. Class B                  88,538         5,648,724
Gillette Co. (The)                                 176,225         5,635,675
FleetBoston Financial Corp.                        181,705         5,478,406
Walgreen Co.                                       176,873         5,419,389
Colgate-Palmolive Co.                               92,854         5,189,610
Applied Materials Inc./1/                          286,032         5,188,620
McDonald's Corp.                                   219,581         5,168,937
First Data Corp.                                   129,086         5,158,277
Dow Chemical Co. (The)                             157,931         5,139,075
UnitedHealth Group Inc.                             95,782         4,819,750
Fifth Third Bancorp                                 86,520         4,799,264
Motorola Inc.                                      399,282         4,779,406
EMC Corp./1/                                       377,449         4,767,181
Kimberly-Clark Corp.                                87,805         4,506,153
Cardinal Health Inc.                                77,057         4,499,358
Allstate Corp. (The)                               121,497         4,438,285
Marsh & McLennan Companies Inc.                     92,412         4,399,735
Liberty Media Corp. Class A/1/                     438,393         4,370,778
Boeing Co. (The)                                   126,363         4,338,042
MBNA Corp.                                         185,310         4,225,068
Goldman Sachs Group Inc. (The)                      49,076         4,117,476

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Caterpillar Inc.                                    59,457   $     4,093,020
Bank of New York Co. Inc. (The)                    133,318         3,880,887
Schering-Plough Corp.                              253,960         3,870,350
eBay Inc./1/                                        72,270         3,867,168
Emerson Electric Co.                                72,663         3,825,707
Alcoa Inc.                                         145,900         3,816,744
Honeywell International Inc.                       143,204         3,773,425
Automatic Data Processing Inc.                     103,228         3,700,724
Sysco Corp.                                        112,144         3,668,230
Southern Company                                   124,452         3,648,933
Gannett Co. Inc.                                    46,361         3,595,759
Prudential Financial Inc.                           95,241         3,558,204
Exelon Corp.                                        55,994         3,555,619
Boston Scientific Corp./1/                          55,511         3,541,602
Clear Channel Communications Inc.                   90,441         3,463,890
BB&T Corp.                                          96,298         3,458,061
Dominion Resources Inc.                             55,308         3,423,565
FedEx Corp.                                         51,639         3,327,101
Cendant Corp./1/                                   175,850         3,286,636
Ford Motor Company                                 303,652         3,270,332
General Motors Corp.                                79,849         3,268,220
International Paper Co.                             82,685         3,226,369
AT&T Wireless Services Inc./1/                     388,591         3,178,674
HCA Inc.                                            84,705         3,122,226
Yahoo! Inc./1/                                      85,868         3,038,010
Forest Laboratories Inc./1/                         58,813         3,025,929
General Mills Inc.                                  63,703         2,998,500
Baxter International Inc.                          103,162         2,997,888
Illinois Tool Works Inc.                            44,315         2,936,312
Lockheed Martin Corp.                               63,563         2,933,432
AT&T Corp.                                         135,460         2,919,163
Lehman Brothers Holdings Inc.                       41,881         2,893,139
AFLAC Inc.                                          88,644         2,863,201
Genentech Inc./1/                                   35,410         2,837,757
National City Corp.                                 95,368         2,809,541
Nextel Communications Inc. Class A/1/              140,985         2,775,995
SLM Corp.                                           71,134         2,771,381
Duke Energy Corp.                                  155,313         2,766,125
Waste Management Inc.                              101,871         2,665,964
Kohls Corp./1/                                      49,455         2,645,842
Avon Products Inc.                                  40,549         2,617,843
Northrop Grumman Corp.                              29,909         2,578,754
State Street Corp.                                  57,247         2,576,115
SunTrust Banks Inc.                                 42,614         2,572,607
Hartford Financial Services Group Inc.              48,755         2,565,976
Union Pacific Corp.                                 43,837         2,549,998
Harley-Davidson Inc.                                52,213         2,516,667
Guidant Corp.                                       53,400         2,501,790
Alltel Corp.                                        53,752         2,490,868
Sara Lee Corp.                                     134,202         2,463,949
Costco Wholesale Corp./1/                           78,883         2,451,684
Newmont Mining Corp.                                62,148         2,429,365
Analog Devices Inc./1/                              63,309         2,407,008
General Dynamics Corp.                              30,504         2,381,142
Omnicom Group Inc.                                  32,544         2,338,286
Sprint Corp. (FON Group)                           154,848         2,338,205
Kroger Co./1/                                      130,516         2,332,321
PNC Financial Services Group                        48,902         2,326,757
Progressive Corp. (The)                             33,630         2,324,169
Travelers Property Casualty Corp. Class B          145,656         2,313,017
Southwest Airlines Co.                             130,484         2,309,567
Occidental Petroleum Corp.                          65,392         2,303,760
InterActiveCorp/1/                                  68,711         2,270,899
Veritas Software Corp./1/                           71,597         2,248,146
Mellon Financial Corp.                              74,521         2,246,063
Weyerhaeuser Co.                                    37,928         2,216,892
Maxim Integrated Products Inc.                      56,028         2,213,106
Deere & Co.                                         41,318         2,202,663
Schwab (Charles) Corp. (The)                       182,413         2,172,539
General Motors Corp. Class H/1/                    151,141         2,162,828
Corning Inc./1/                                    229,422         2,161,155
Best Buy Co. Inc./1/                                44,936         2,135,359
CVS Corp.                                           67,897         2,108,881
Capital One Financial Corp.                         36,949         2,107,571
Entergy Corp.                                       38,809         2,101,507
Sears, Roebuck and Co.                              47,772         2,089,070
Heinz (H.J.) Co.                                    60,850         2,085,938

SCHEDULES OF INVESTMENTS                                                       9
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Computer Associates International Inc.              79,832   $     2,084,414
Chubb Corp.                                         31,901         2,069,737
American Electric Power Co. Inc.                    68,458         2,053,740
McGraw-Hill Companies Inc. (The)                    32,943         2,046,749
Masco Corp.                                         82,324         2,015,292
FPL Group Inc.                                      31,555         1,994,276
Raytheon Co.                                        70,710         1,979,880
ConAgra Foods Inc.                                  92,765         1,970,329
WellPoint Health Networks Inc./1/                   25,490         1,964,769
Staples Inc./1/                                     81,941         1,946,099
Starbucks Corp./1/                                  67,372         1,940,314
Gap Inc. (The)                                     113,302         1,939,730
Bed Bath & Beyond Inc./1/                           50,741         1,937,291
Linear Technology Corp.                             54,065         1,936,068
Apache Corp.                                        27,872         1,932,644
Golden West Financial Corp.                         21,520         1,926,255
Gilead Sciences Inc./1/                             34,436         1,926,005
Paychex Inc.                                        56,713         1,924,272
Equity Office Properties Trust                      69,568         1,915,207
Devon Energy Corp.                                  39,736         1,914,878
KeyCorp                                             73,040         1,867,633
Zimmer Holdings Inc./1/                             33,849         1,865,080
Burlington Northern Santa Fe Corp.                  64,383         1,858,737
Sun Microsystems Inc./1/                           557,849         1,846,480
Amazon.com Inc./1/                                  37,842         1,830,039
Halliburton Co.                                     75,379         1,827,941
Anadarko Petroleum Corp.                            43,006         1,795,931
Agilent Technologies Inc./1/                        81,194         1,795,199
Stryker Corp.                                       23,775         1,790,495
Electronic Arts Inc./1/                             19,410         1,790,184
Air Products & Chemicals Inc.                       39,281         1,771,573
Allergan Inc.                                       22,500         1,771,425
Safeway Inc./1/                                     76,425         1,753,190
Praxair Inc.                                        28,186         1,746,123
Baker Hughes Inc.                                   58,479         1,730,394
SouthTrust Corp.                                    58,787         1,727,750
TJX Companies Inc.                                  88,734         1,723,214
Nike Inc. Class B                                   28,243         1,717,739
Anthem Inc./1/                                      23,887         1,703,860
PG&E Corp./1/                                       70,708         1,689,921
KLA-Tencor Corp./1/                                 32,847         1,688,336
Hancock (John) Financial Services Inc.              49,942         1,688,040
Burlington Resources Inc.                           34,859         1,680,204
International Game Technology Inc.                  59,152         1,665,129
St. Jude Medical Inc./1/                            30,959         1,664,665
Xilinx Inc./1/                                      58,357         1,663,758
FirstEnergy Corp.                                   52,103         1,662,086
Countrywide Financial Corp.                         21,147         1,655,387
Progress Energy Inc.                                37,038         1,646,709
MetLife Inc.                                        58,601         1,643,758
Public Service Enterprise Group Inc.                38,790         1,629,180
Tribune Co.                                         35,091         1,610,677
Symantec Corp./1/                                   25,409         1,601,275
Becton, Dickinson & Co.                             44,017         1,589,894
Electronic Data Systems Corp.                       77,945         1,574,489
McKesson Corp.                                      47,259         1,573,252
Adobe Systems Inc.                                  40,072         1,573,227
Consolidated Edison Inc.                            38,577         1,572,399
Pitney Bowes Inc.                                   40,476         1,551,040
Wrigley (William Jr.) Co.                           28,034         1,550,280
Principal Financial Group Inc.                      49,913         1,546,804
Genzyme Corp. - General Division/1/                 33,225         1,536,656
Lucent Technologies Inc./1/                        711,252         1,536,304
Intuit Inc./1/                                      31,782         1,533,164
PPG Industries Inc.                                 29,250         1,527,435
Marathon Oil Corp.                                  53,552         1,526,232
Aetna Inc.                                          24,857         1,517,023
EchoStar Communications Corp./1/                    39,322         1,504,853
Biomet Inc.                                         44,598         1,498,939
Yum! Brands Inc./1/                                 50,548         1,497,232
Marriott International Inc. Class A                 34,036         1,464,569
Apollo Group Inc. Class A/1/                        22,132         1,461,376
Johnson Controls Inc.                               15,442         1,460,813
Danaher Corp.                                       19,692         1,454,451

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
MedImmune Inc./1/                                   43,485   $     1,435,440
Mattel Inc.                                         75,451         1,430,551
Kellogg Co.                                         42,772         1,426,446
Fortune Brands Inc.                                 25,116         1,425,333
Northern Trust Corp.                                33,529         1,422,971
PACCAR Inc.                                         18,917         1,412,911
Comerica Inc.                                       30,278         1,410,955
Unocal Corp.                                        44,689         1,408,597
Kraft Foods Inc.                                    47,589         1,403,875
Equity Residential                                  47,430         1,388,750
MBIA Inc.                                           24,869         1,367,049
Federated Department Stores Inc.                    32,382         1,356,806
St. Paul Companies Inc.                             36,312         1,344,633
Block (H & R) Inc.                                  30,968         1,336,269
Regions Financial Corp.                             38,398         1,315,131
TXU Corp.                                           55,661         1,311,373
Xerox Corp./1/                                     127,437         1,307,504
Synovus Financial Corp.                             52,126         1,302,629
Apple Computer Inc./1/                              62,797         1,295,502
SunGard Data Systems Inc./1/                        48,980         1,288,664
AmSouth Bancorp                                     60,702         1,288,096
Lexmark International Inc./1/                       20,346         1,282,001
Bear Stearns Companies Inc. (The)                   17,025         1,273,470
Micron Technology Inc./1/                           94,649         1,270,190
Altera Corp./1/                                     66,643         1,259,553
Franklin Resources Inc.                             28,401         1,255,608
Norfolk Southern Corp.                              67,256         1,244,236
PPL Corp.                                           30,290         1,240,375
Dover Corp.                                         35,014         1,238,445
Clorox Co.                                          26,907         1,234,224
Cox Communications Inc. Class A/1/                  38,995         1,233,022
May Department Stores Co. (The)                     49,862         1,228,101
Marshall & Ilsley Corp.                             38,930         1,227,074
Medco Health Solutions Inc./1/                      46,749         1,212,202
Mylan Laboratories Inc.                             31,325         1,210,711
Albertson's Inc.                                    58,723         1,207,932
Ameren Corp.                                        27,901         1,197,232
Charter One Financial Inc.                          38,910         1,190,646
Moody's Corp.                                       21,521         1,183,009
Archer-Daniels-Midland Co.                          89,706         1,176,046
Tenet Healthcare Corp./1/                           81,191         1,175,646
Computer Sciences Corp./1/                          30,903         1,161,026
Concord EFS Inc./1/                                 84,138         1,150,166
Limited Brands Inc.                                 75,941         1,145,190
Starwood Hotels & Resorts Worldwide Inc.            32,896         1,144,781
Fiserv Inc./1/                                      31,572         1,143,854
Eaton Corp.                                         12,767         1,131,412
Cinergy Corp.                                       30,443         1,117,258
Hershey Foods Corp.                                 15,318         1,113,312
Union Planters Corp.                                34,336         1,086,391
Jefferson-Pilot Corp.                               24,432         1,084,292
Lincoln National Corp.                              30,640         1,084,043
CSX Corp.                                           36,784         1,075,932
Monsanto Co.                                        44,931         1,075,648
CIGNA Corp.                                         24,067         1,074,592
Xcel Energy Inc.                                    69,061         1,068,374
DTE Energy Co.                                      28,843         1,064,018
New York Times Co. Class A                          24,467         1,063,336
Network Appliance Inc./1/                           51,688         1,061,155
Georgia-Pacific Corp.                               43,404         1,052,113
Campbell Soup Co.                                   39,165         1,037,872
Eastman Kodak Co.                                   49,524         1,037,033
Family Dollar Stores Inc.                           25,981         1,036,382
AmerisourceBergen Corp.                             19,149         1,035,003
UST Inc.                                            29,193         1,027,010
PeopleSoft Inc./1/                                  56,456         1,026,935
AutoZone Inc./1/                                    11,415         1,021,985
Constellation Energy Group Inc.                     28,552         1,021,591
Newell Rubbermaid Inc.                              47,117         1,021,025
National Semiconductor Corp./1/                     31,520         1,017,781
Caremark Rx Inc./1/                                 44,943         1,015,712
M&T Bank Corp.                                      11,534         1,006,918
Broadcom Corp. Class A/1/                           37,422           996,174
Penney (J.C.) Co. Inc. (Holding Co.)                46,476           993,192
Simon Property Group Inc.                           22,729           990,530
Biogen Inc./1/                                      25,623           979,567
Dollar General Corp.                                48,956           979,120
CIT Group Inc.                                      33,918           975,482

SCHEDULES OF INVESTMENTS                                                      11
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Genuine Parts Co.                                   30,371   $       971,265
Avery Dennison Corp.                                18,955           957,607
KeySpan Corp.                                       27,271           956,667
Knight Ridder Inc.                                  14,238           949,675
Cincinnati Financial Corp.                          23,751           949,090
ITT Industries Inc.                                 15,798           945,352
Interpublic Group of Companies Inc.                 66,794           943,131
North Fork Bancorp Inc.                             27,111           942,107
Edison International/1/                             49,219           940,083
Hilton Hotels Corp.                                 57,831           938,019
Sovereign Bancorp Inc.                              50,269           932,490
Sempra Energy                                       31,642           929,009
Affiliated Computer Services Inc. Class A/1/        19,080           929,005
First Tennessee National Corp.                      21,876           928,855
AON Corp.                                           44,071           918,880
Ambac Financial Group Inc.                          14,291           914,624
Popular Inc.                                        22,959           913,768
Parker Hannifin Corp.                               20,436           913,489
Rohm & Haas Co.                                     27,270           912,182
Loews Corp.                                         22,526           909,375
Health Management Associates Inc. Class A           41,659           908,583
NiSource Inc.                                       45,470           908,491
IMS Health Inc.                                     42,074           887,761
American Standard Companies Inc./1/                 10,507           885,215
MeadWestvaco Corp.                                  34,666           883,983
General Growth Properties Inc.                      12,295           881,551
National Commerce Financial Corp.                   35,416           881,150
Novellus Systems Inc./1/                            26,087           880,436
Kinder Morgan Inc.                                  16,262           878,311
BJ Services Co./1/                                  25,657           876,700
Zions Bancorporation                                15,601           871,316
Sanmina-SCI Corp./1/                                89,305           866,258
Coach Inc./1/                                       15,695           856,947
Juniper Networks Inc./1/                            57,359           855,796
ProLogis                                            27,972           846,153
Microchip Technology Inc.                           35,156           841,635
CenturyTel Inc.                                     24,761           839,150
JDS Uniphase Corp./1/                              233,044           838,958
Williams Companies Inc.                             89,032           838,681
Fox Entertainment Group Inc. Class A/1/             29,917           837,377
EOG Resources Inc.                                  20,041           836,511
Univision Communications Inc. Class A/1/            25,989           829,843
Dean Foods Co./1/                                   26,730           829,432
RadioShack Corp.                                    29,156           828,322
Ecolab Inc.                                         32,753           827,013
Centex Corp.                                        10,616           826,774
Agere Systems Inc. Class B/1/                      285,448           824,945
Archstone-Smith Trust                               31,257           824,560
Torchmark Corp.                                     20,094           816,620
Legg Mason Inc.                                     11,204           808,929
Applera Corp. - Applied Biosystems Group            36,187           807,332
Chiron Corp./1/                                     15,615           807,139
Plum Creek Timber Co. Inc.                          31,674           805,787
Qwest Communications International Inc./1/         235,756           801,570
Solectron Corp./1/                                 136,944           801,122
Harrah's Entertainment Inc.                         18,996           799,922
Whirlpool Corp.                                     11,740           795,620
SAFECO Corp.                                        22,424           790,670
Banknorth Group Inc.                                27,958           788,975
Huntington Bancshares Inc.                          39,849           788,612
Avaya Inc./1/                                       71,975           784,527
Textron Inc.                                        19,879           784,227
Rockwell Collins Inc.                               30,826           778,357
Kerr-McGee Corp.                                    17,352           774,593
Cintas Corp.                                        20,828           767,304
Sprint Corp. (PCS Group)/1/                        133,907           767,287
Murphy Oil Corp.                                    13,044           766,335
New York Community Bancorp Inc.                     24,308           765,945
Scientific-Atlanta Inc.                             24,571           765,387
Quest Diagnostics Inc./1/                           12,604           764,307
Watson Pharmaceuticals Inc./1/                      18,329           764,136
Compass Bancshares Inc.                             21,974           759,861

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
BEA Systems Inc./1/                                 63,035   $       759,572
El Paso Corp.                                      103,542           755,857
QLogic Corp./1/                                     16,067           755,310
Office Depot Inc./1/                                53,574           752,715
Delphi Corp.                                        83,149           752,498
Freeport-McMoRan Copper & Gold Inc.                 22,671           750,410
Millennium Pharmaceuticals Inc./1/                  48,728           749,924
T. Rowe Price Group Inc.                            18,169           749,653
Valero Energy Corp.                                 19,554           748,332
Rockwell Automation Inc.                            28,442           746,603
Career Education Corp./1/                           16,342           740,293
Synopsys Inc./1/                                    23,828           733,188
Coca-Cola Enterprises Inc.                          38,451           732,876
UNUMProvident Corp.                                 49,558           731,972
Laboratory Corp. of America Holdings/1/             25,401           729,009
Leggett & Platt Inc.                                33,681           728,520
Tiffany & Co.                                       19,361           722,746
Unisys Corp./1/                                     52,867           715,291
Radian Group Inc.                                   15,996           710,222
Lennar Corp. Class A                                 9,104           708,200
Jabil Circuit Inc./1/                               26,811           698,427
ENSCO International Inc.                            26,030           698,125
IDEC Pharmaceuticals Corp./1/                       20,909           693,133
Siebel Systems Inc./1/                              70,760           687,787
Old Republic International Corp.                    20,635           682,812
Sealed Air Corp./1/                                 14,444           682,190
Varian Medical Systems Inc./1/                      11,824           679,644
Duke Realty Corp.                                   23,185           677,002
Public Storage Inc.                                 17,253           676,835
Phelps Dodge Corp./1/                               14,391           673,499
SanDisk Corp./1/                                    10,528           671,055
D.R. Horton Inc.                                    20,377           666,328
Dollar Tree Stores Inc./1/                          19,864           665,444
Advanced Micro Devices Inc./1/                      59,700           663,267
McCormick & Co. Inc.                                24,141           661,946
iStar Financial Inc.                                16,957           660,475
Kimco Realty Corp.                                  16,069           658,347
Vornado Realty Trust                                13,704           658,340
SCANA Corp.                                         19,214           658,080
MGIC Investment Corp.                               12,632           657,748
Express Scripts Inc./1/                             10,715           655,222
Fidelity National Financial Inc.                    21,661           651,130
Vulcan Materials Co.                                16,302           650,613
Molex Inc.                                          22,587           645,762
Bard (C.R.) Inc.                                     9,088           645,248
Wendy's International Inc.                          19,923           643,513
Sigma-Aldrich Corp.                                 12,354           641,667
King Pharmaceuticals Inc./1/                        42,188           639,148
Grainger (W.W.) Inc.                                13,377           636,076
Liz Claiborne Inc.                                  18,650           635,032
Sherwin-Williams Co. (The)                          21,579           634,638
Citrix Systems Inc./1/                              28,668           632,989
Diebold Inc.                                        12,490           632,618
Apartment Investment & Management Co. Class A       16,007           630,036
Jones Apparel Group Inc.                            20,974           627,752
Mohawk Industries Inc./1/                            8,797           627,402
Smurfit-Stone Container Corp.                       41,874           627,273
Nucor Corp.                                         13,533           620,894
Ross Stores Inc.                                    13,363           619,509
Amerada Hess Corp.                                  12,356           619,036
GreenPoint Financial Corp.                          20,701           618,132
SPX Corp./1/                                        13,622           616,804
XTO Energy Inc.                                     29,346           615,973
Cadence Design Systems Inc./1/                      45,949           615,717
Pepsi Bottling Group Inc.                           29,850           614,313
Thermo Electron Corp./1/                            28,042           608,511
Wisconsin Energy Corp.                              19,889           608,007
TCF Financial Corp.                                 12,641           606,136
Estee Lauder Companies Inc. Class A                 17,703           603,672
DENTSPLY International Inc.                         13,413           601,439
Celgene Corp./1/                                    13,861           600,597
Republic Services Inc.                              26,348           596,519
Patterson Dental Co./1/                             10,311           593,707
Teradyne Inc./1/                                    31,808           591,629
Oxford Health Plans Inc./1/                         14,314           591,311
Lincare Holdings Inc./1/                            16,031           587,536
CarMax Inc./1/                                      17,928           585,528
Waters Corp./1/                                     21,263           583,244

SCHEDULES OF INVESTMENTS                                                      13
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
CDW Corp.                                           10,070   $       581,442
JetBlue Airways Corp./1/                             9,525           580,739
Janus Capital Group Inc.                            41,516           579,979
Expeditors International Washington Inc.            16,854           579,946
Mercury Interactive Corp./1/                        12,759           579,386
Pulte Homes Inc.                                     8,518           579,309
Lear Corp./1/                                       11,002           579,145
R.J. Reynolds Tobacco Holdings Inc.                 14,481           572,579
Washington Post Company (The) Class B                  858           570,570
AdvancePCS/1/                                       12,434           566,617
BMC Software Inc./1/                                40,442           563,357
Brinker International Inc./1/                       16,862           562,516
LSI Logic Corp./1/                                  62,448           561,408
Energy East Corp.                                   24,988           560,481
Pactiv Corp./1/                                     27,483           557,355
Hibernia Corp. Class A                              27,464           556,421
Engelhard Corp.                                     20,070           555,337
VF Corp.                                            14,256           554,701
Darden Restaurants Inc.                             29,170           554,230
PETsMART Inc./1/                                    24,371           553,222
Intersil Corp. Class A/1/                           23,226           552,779
Rouse Co. (The)                                     13,244           552,275
Health Net Inc./1/                                  17,406           551,248
Black & Decker Corp.                                13,569           550,223
SUPERVALU Inc.                                      22,991           548,565
L-3 Communications Holdings Inc./1/                 12,674           548,150
Equifax Inc.                                        24,456           544,635
Citizens Communications Co./1/                      48,514           543,842
Mercantile Bankshares Corp.                         13,550           542,000
ServiceMaster Co. (The)                             52,757           541,287
Dun & Bradstreet Corp./1/                           13,001           540,062
Omnicare Inc.                                       14,958           539,385
AES Corp. (The)/1/                                  72,629           538,907
AutoNation Inc./1/                                  30,647           537,548
Barr Laboratories Inc./1/                            7,877           537,290
Ball Corp.                                           9,856           532,224
E*TRADE Group Inc./1/                               57,471           532,181
Providian Financial Corp./1/                        44,937           529,807
Fluor Corp.                                         14,176           529,190
Smith International Inc./1/                         14,701           528,942
PMI Group Inc. (The)                                15,638           527,782
Sunoco Inc.                                         13,058           525,193
Boston Properties Inc.                              12,010           522,075
DST Systems Inc./1/                                 13,717           515,759
Tyson Foods Inc. Class A                            36,233           511,972
Host Marriott Corp./1/                              47,528           509,975
Pioneer Natural Resources Co./1/                    19,996           509,098
Pinnacle West Capital Corp.                         14,327           508,608
Humana Inc./1/                                      28,002           505,436
Invitrogen Corp./1/                                  8,691           503,991
Edwards (A.G.) Inc.                                 13,096           503,017
Energizer Holdings Inc./1/                          13,680           503,014
Robert Half International Inc./1/                   25,747           502,067
Autoliv Inc.                                        16,603           500,913
Hillenbrand Industries Inc.                          8,864           500,107
AvalonBay Communities Inc.                          10,648           498,326
Whole Foods Market Inc./1/                           9,002           496,730
Lam Research Corp./1/                               22,357           495,208
Sabre Holdings Corp.                                23,007           494,420
Liberty Property Trust                              13,332           493,017
Telephone & Data Systems Inc.                        8,702           492,011
Commerce Bancorp Inc.                               10,249           491,030
American Power Conversion Corp.                     28,574           489,758
Tellabs Inc./1/                                     72,043           489,172
Manpower Inc.                                       13,144           487,642
Goodrich (B.F.) Co.                                 20,055           486,133
Health Care Property Investors Inc.                 10,398           485,587
ChoicePoint Inc./1/                                 14,492           485,482
Level 3 Communications Inc./1/                      89,512           485,155
Symbol Technologies Inc.                            40,310           481,705
Beckman Coulter Inc.                                10,550           480,447
Vishay Intertechnology Inc./1/                      27,364           479,417
Pogo Producing Co.                                  10,543           477,387
Manor Care Inc.                                     15,856           475,680
CIENA Corp./1/                                      80,353           474,886
VeriSign Inc./1/                                    35,203           474,184

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Allied Capital Corp.                                19,186   $       471,784
Doral Financial Corp.                                9,969           468,543
Convergys Corp./1/                                  25,507           467,798
NCR Corp./1/                                        14,740           467,111
IVAX Corp./1/                                       23,691           464,344
Constellation Brands Inc./1/                        15,157           462,137
WebMD Corp./1/                                      51,749           461,601
Michaels Stores Inc.                                11,315           461,199
Pepco Holdings Inc.                                 26,689           461,186
Brown-Forman Corp. Class B                           5,779           457,234
Gentex Corp./1/                                     13,080           455,707
Eastman Chemical Co.                                13,559           454,226
Fair Isaac Corp.                                     7,696           453,756
Commerce Bancshares Inc.                            10,359           453,206
Hasbro Inc.                                         24,213           452,299
CH Robinson Worldwide Inc.                          12,145           451,915
Associated Bancorp                                  11,945           451,521
Donnelley (R.R.) & Sons Co.                         18,150           451,390
Scripps (E.W.) Co. Class A                           5,291           450,264
Storage Technology Corp./1/                         18,627           449,656
NVR Inc./1/                                            963           449,239
Valley National Bancorp                             16,088           447,890
Pall Corp.                                          19,918           446,960
Chico's FAS Inc./1/                                 14,587           446,946
UnionBanCal Corp.                                    9,011           446,946
Amylin Pharmaceuticals Inc./1/                      15,785           445,768
Equitable Resources Inc.                            10,845           445,729
NSTAR                                                9,335           443,412
Park Place Entertainment Corp./1/                   49,186           443,166
Ameritrade Holding Corp./1/                         39,332           442,485
Westwood One Inc./1/                                14,620           441,378
Questar Corp.                                       14,299           440,552
Toys R Us Inc./1/                                   36,236           435,919
Gallagher (Arthur J.) & Co.                         15,408           435,738
Abercrombie & Fitch Co. Class A/1/                  15,667           434,133
MDU Resources Group Inc.                            12,844           433,870
Western Digital Corp./1/                            33,644           433,671
Harman International Industries Inc.                 4,402           432,937
MGM Grand Inc./1/                                   11,742           429,170
Ceridian Corp./1/                                   22,966           427,627
CenterPoint Energy Inc.                             46,621           427,515
Universal Health Services Inc. Class B/1/            8,610           425,765
Corinthian Colleges Inc./1/                          7,429           424,642
International Rectifier Corp./1/                    11,195           419,141
Monster Worldwide Inc./1/                           16,569           417,207
Mid Atlantic Medical Services Inc./1/                8,099           416,532
First Health Group Corp./1/                         15,894           415,628
KB Home                                              6,956           414,995
Nordstrom Inc.                                      16,699           414,302
Maxtor Corp./1/                                     33,996           413,731
SEI Investment Co.                                  12,724           413,530
TECO Energy Inc.                                    29,830           412,251
Coventry Health Care Inc./1/                         7,781           410,370
Astoria Financial Corp.                             13,236           408,992
Alberto-Culver Co. Class B                           6,953           408,975
NVIDIA Corp./1/                                     25,686           408,690
Valspar Corp. (The)                                  8,713           406,461
Outback Steakhouse Inc.                             10,705           405,398
Harris Corp.                                        11,303           404,534
Alliant Energy Corp.                                18,369           404,118
International Flavors & Fragrances Inc.             12,212           403,973
AMB Property Corp.                                  13,104           403,734
Bausch & Lomb Inc.                                   9,126           402,913
Comverse Technology Inc./1/                         26,930           402,873
Foot Locker Inc.                                    24,852           402,602
Iron Mountain Inc./1/                               11,207           402,331
Dana Corp.                                          26,025           401,566
Krispy Kreme Doughnuts Inc./1/                      10,428           401,478
ALLETE Inc.                                         14,654           401,227
GTECH Holdings Corp.                                 9,331           399,833
Northeast Utilities                                 22,304           399,688
Temple-Inland Inc.                                   8,143           395,343
Rent-A-Center Inc./1/                               12,195           393,899
Cephalon Inc./1/                                     8,556           392,892
Eaton Vance Corp.                                   11,725           392,553
Ashland Inc.                                        11,932           391,966
Williams-Sonoma Inc./1/                             14,519           391,723
Deluxe Corp.                                         9,758           391,686

SCHEDULES OF INVESTMENTS                                                      15
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Markel Corp./1/                                      1,460   $       389,820
Henry Schein Inc./1/                                 6,866           389,302
New Plan Excel Realty Trust                         16,690           388,877
Triad Hospitals Inc./1/                             12,825           388,341
Rite Aid Corp./1/                                   75,190           387,980
PMC-Sierra Inc./1/                                  29,232           385,599
Pharmaceutical Resources Inc./1/                     5,647           385,238
Mack-Cali Realty Corp.                               9,799           384,121
Belo (A.H.) Corp.                                   15,818           383,586
Developers Diversified Realty Corp.                 12,837           383,441
DPL Inc.                                            22,261           381,776
Neuberger Berman Inc.                                9,117           381,729
Fastenal Co.                                        10,097           381,667
Noble Energy Inc.                                    9,957           381,353
Cognizant Technology Solutions Corp./1/             10,443           380,856
Berkley (W.R.) Corp.                                11,075           379,429
Hudson City Bancorp Inc.                            12,273           378,499
Lamar Advertising Co./1/                            12,889           378,163
UTStarcom Inc./1/                                   11,882           377,966
Jacobs Engineering Group Inc./1/                     8,380           377,938
Brunswick Corp.                                     14,702           377,547
Rowan Companies Inc./1/                             15,342           377,106
Bowater Inc.                                         8,961           376,900
Fulton Financial Corp.                              18,619           373,870
HON Industries Inc.                                 10,112           373,740
Patterson-UTI Energy Inc./1/                        13,738           371,888
Foundry Networks Inc./1/                            17,225           370,510
Cooper Cameron Corp./1/                              8,010           370,142
Viad Corp.                                          15,448           368,898
Network Associates Inc./1/                          26,700           367,392
3Com Corp./1/                                       62,218           367,086
Sepracor Inc./1/                                    13,307           366,475
Millipore Corp./1/                                   7,926           365,072
Emulex Corp./1/                                     14,313           364,552
Puget Energy Inc.                                   16,226           363,949
Cypress Semiconductor Corp./1/                      20,584           363,925
Donaldson Co. Inc.                                   6,744           363,502
Catellus Development Corp./1/                       14,831           362,618
Bemis Co.                                            8,164           361,665
Navistar International Corp./1/                      9,655           359,938
Bank of Hawaii Corp.                                10,710           359,642
Dial Corp. (The)                                    16,696           359,632
Great Plains Energy Inc.                            11,853           359,383
Federated Investors Inc. Class B                    12,934           358,272
Weingarten Realty Investors                          7,950           357,750
Hospitality Properties Trust                        10,197           357,711
Smucker (J.M.) Co. (The)                             8,445           356,041
Investors Financial Services Corp.                  11,204           351,806
Sonoco Products Co.                                 15,958           350,278
City National Corp.                                  6,859           349,535
United Dominion Realty Trust Inc.                   19,080           349,355
NTL Inc./1/                                          7,399           348,641
ICOS Corp./1/                                        9,079           347,907
Compuware Corp./1/                                  64,613           346,326
Wilmington Trust Corp.                              11,227           345,343
Pentair Inc.                                         8,601           342,922
ITT Educational Services Inc./1/                     7,148           342,532
Avnet Inc./1/                                       20,690           341,799
Chesapeake Energy Corp.                             31,702           341,748
Dow Jones & Co. Inc.                                 7,215           341,630
Maytag Corp.                                        13,658           341,040
Stanley Works (The)                                 11,489           339,155
ImClone Systems Inc./1/                              8,733           338,142
Autodesk Inc.                                       19,862           338,051
Tektronix Inc./1/                                   13,650           337,838
FirstMerit Corp.                                    13,611           336,736
Macerich Co. (The)                                   8,879           335,182
Sky Financial Group Inc.                            14,726           331,482
Apogent Technologies Inc./1/                        15,883           331,319
Novell Inc./1/                                      61,929           330,082
American Tower Corp. Class A/1/                     32,457           329,439
Protective Life Corp.                               11,034           329,365
Pride International Inc./1/                         19,406           328,932
OGE Energy Corp.                                    14,537           328,391
Cullen/Frost Bankers Inc.                            8,811           328,034
ADC Telecommunications Inc./1/                     140,549           327,479
Ryland Group Inc.                                    4,470           326,802

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Zebra Technologies Corp. Class A/1/                  6,337   $       326,799
DaVita Inc./1/                                      10,178           323,966
Big Lots Inc./1/                                    20,399           322,508
HCC Insurance Holdings Inc.                         11,072           321,974
United States Steel Corp.                           17,445           320,639
Performance Food Group Co./1/                        7,865           320,184
Webster Financial Corp.                              7,983           318,362
Allied Waste Industries Inc./1/                     29,447           318,028
Hubbell Inc. Class B                                 8,689           317,062
Cabot Corp.                                         11,075           315,748
Alliant Techsystems Inc./1/                          6,536           314,055
Martin Marietta Materials Inc.                       8,588           313,033
Arrow Electronics Inc./1/                           17,010           312,814
Circuit City Stores Inc.                            32,820           312,775
Precision Castparts Corp.                            8,896           312,250
Reynolds & Reynolds Co. (The) Class A               11,316           311,756
Certegy Inc.                                         9,702           311,531
Washington Federal Inc.                             12,339           311,066
Integrated Circuit Systems Inc./1/                  10,347           310,824
Colonial BancGroup Inc. (The)                       21,453           309,781
Applebee's International Inc.                        9,765           307,402
Education Management Corp./1/                        5,314           306,458
BorgWarner Inc.                                      4,512           306,139
PerkinElmer Inc.                                    19,983           305,940
CBRL Group Inc.                                      8,600           305,128
Graco Inc.                                           8,108           304,455
Calpine Corp./1/                                    62,254           304,422
Waddell & Reed Financial Inc. Class A               12,897           303,982
Philadelphia Suburban Corp.                         12,573           302,758
AGL Resources Inc.                                  10,724           302,095
BancorpSouth Inc.                                   13,770           301,563
Pier 1 Imports Inc.                                 15,648           301,068
Mandalay Resort Group                                7,600           301,036
Advanced Fibre Communications Inc./1/               14,348           300,878
Human Genome Sciences Inc./1/                       21,988           300,356
Hormel Foods Corp.                                  13,070           300,349
Vectren Corp.                                       12,708           300,163
Corporate Executive Board Co. (The)/1/               6,393           300,151
Nationwide Financial Services Inc.                   9,557           299,516
ARAMARK Corp. Class B/1/                            11,921           298,383
Herman Miller Inc.                                  13,088           298,014
Rayonier Inc.                                        7,318           297,111
Weight Watchers International Inc./1/                7,137           296,899
Independence Community Bank Corp.                    8,481           296,241
Newfield Exploration Co./1/                          7,665           295,639
Renal Care Group Inc./1/                             8,632           294,783
Entercom Communications Corp./1/                     6,574           294,647
Cheesecake Factory (The)/1/                          8,113           293,447
Reebok International Ltd.                            8,737           292,078
First American Corp.                                11,698           291,280
Lee Enterprises Inc.                                 7,517           290,682
PacifiCare Health Systems Inc./1/                    5,941           289,921
Pan Pacific Retail Properties Inc.                   6,741           289,863
StanCorp Financial Group Inc.                        5,043           289,720
Advance Auto Parts Inc./1/                           4,086           289,697
Atmel Corp./1/                                      72,090           289,081
Polycom Inc./1/                                     17,391           288,865
Ryder System Inc.                                    9,844           288,626
Fisher Scientific International Inc./1/              7,253           287,872
Roslyn Bancorp Inc.                                 12,236           287,301
Chelsea Property Group Inc.                          5,990           286,921
Lubrizol Corp.                                       8,832           286,598
Edwards Lifesciences Corp./1/                       10,524           284,990
Thornburg Mortgage Inc.                             11,243           284,785
Steris Corp./1/                                     12,319           283,583
BRE Properties Inc. Class A                          8,540           281,649
Tech Data Corp./1/                                   9,102           280,797
Arden Realty Inc.                                   10,009           279,451
Hudson United Bancorp                                7,934           279,039
Fairchild Semiconductor International Inc.
 Class A/1/                                         16,808           278,677
Snap-On Inc.                                        10,039           277,578
Smithfield Foods Inc./1/                            14,440           277,248

SCHEDULES OF INVESTMENTS                                                      17
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lyondell Chemical Co.                               21,667   $       276,904
SICOR Inc./1/                                       14,304           275,781
Cummins Inc.                                         6,193           275,155
CarrAmerica Realty Corp.                             9,193           274,411
Polaris Industries Inc.                              3,697           274,133
FNB Corp. (Florida)                                  7,926           273,447
Sirius Satellite Radio Inc./1/                     149,042           272,747
Neurocrine Biosciences Inc./1/                       5,496           272,162
Tidewater Inc.                                       9,585           271,256
Hawaiian Electric Industries Inc.                    6,221           270,800
Del Monte Foods Co./1/                              31,083           270,733
Federal Realty Investment Trust                      7,338           270,479
AmeriCredit Corp./1/                                26,156           269,407
CNF Inc.                                             8,338           267,233
Meredith Corp.                                       5,778           266,770
Stericycle Inc./1/                                   5,646           266,322
Brown & Brown Inc.                                   8,613           265,108
Annaly Mortgage Management Inc.                     16,136           264,953
ONEOK Inc.                                          13,134           264,913
Nicor Inc.                                           7,538           264,885
CenterPoint Properties Corp.                         3,886           264,675
Transatlantic Holdings Inc.                          3,721           264,638
Teleflex Inc.                                        6,079           264,011
Macromedia Inc./1/                                  10,646           263,382
Shurgard Storage Centers Inc. Class A                7,461           263,373
Harsco Corp.                                         6,843           263,250
O'Reilly Automotive Inc./1/                          7,157           263,163
Medicis Pharmaceutical Corp. Class A                 4,480           262,528
Ruby Tuesday Inc.                                   10,881           262,341
National Fuel Gas Co.                               11,441           261,427
Cablevision Systems Corp./1/                        14,387           260,405
Neiman-Marcus Group Inc. Class A/1/                  6,226           259,624
Varco International Inc./1/                         15,349           259,552
National-Oilwell Inc./1/                            14,305           259,493
RPM International Inc.                              19,852           259,267
Borders Group Inc./1/                               13,695           259,109
Leucadia National Corp.                              6,774           256,396
Westamerica Bancorp                                  5,729           254,654
XM Satellite Radio Holdings Inc. Class A/1/         16,389           254,521
BISYS Group Inc. (The)/1/                           19,305           253,861
Peoples Energy Corp.                                 6,119           253,204
Apria Healthcare Group Inc./1/                       9,231           252,745
Coors (Adolf) Company Class B                        4,690           252,134
Delta Air Lines Inc.                                18,829           250,426
Pixar Inc./1/                                        3,762           250,399
Old National Bancorp                                11,187           250,029
Reliant Resources Inc./1/                           48,684           249,262
Applied Micro Circuits Corp./1/                     50,996           248,351
MONY Group Inc. (The)                                7,629           248,324
Unitrin Inc.                                         8,102           246,787
ResMed Inc./1/                                       5,591           245,892
Hunt (J.B.) Transport Services Inc./1/               9,419           245,082
Raymond James Financial Inc.                         6,736           244,854
Saks Inc./1/                                        21,170           244,090
Toll Brothers Inc./1/                                7,994           243,177
First Midwest Bancorp Inc.                           8,138           241,780
Cytec Industries Inc./1/                             6,499           237,213
Respironics Inc./1/                                  5,677           237,185
DeVry Inc./1/                                        9,966           235,796
Rambus Inc./1/                                      13,981           234,601
International Speedway Corp. Class A                 5,340           234,373
Realty Income Corp.                                  5,906           234,173
Ingram Micro Inc. Class A/1/                        17,847           232,903
Regis Corp.                                          7,253           232,821
IndyMac Bancorp Inc.                                10,011           231,955
Charles River Laboratories International
 Inc./1/                                             7,555           231,863
Whitney Holding Corp.                                6,795           231,030
Brocade Communications Systems Inc./1/              44,135           230,385
Integrated Device Technology Inc./1/                18,549           230,379
Cree Inc./1/                                        12,392           229,500
Service Corp. International/1/                      50,163           229,245
American Capital Strategies Ltd.                     9,209           228,936

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Trustmark Corp.                                      8,437   $       228,896
Helmerich & Payne Inc.                               8,734           228,307
WGL Holdings Inc.                                    8,233           227,066
Healthcare Realty Trust Inc.                         7,080           226,418
99 Cents Only Stores/1/                              7,000           226,380
Camden Property Trust                                5,884           226,122
Park National Corp.                                  2,014           225,367
Carlisle Companies Inc.                              5,160           225,079
IDEXX Laboratories Inc./1/                           5,291           224,815
WPS Resources Corp.                                  5,456           224,787
CheckFree Corp./1/                                  11,235           224,700
Andrx Group/1/                                      12,124           224,415
Protein Design Labs Inc./1/                         16,188           224,366
Claire's Stores Inc.                                 6,679           223,479
Mettler Toledo International Inc./1/                 6,176           222,027
Amkor Technology Inc./1/                            15,581           221,406
Owens-Illinois Inc./1/                              19,234           219,652
Mills Corp.                                          5,570           219,179
Silicon Laboratories Inc./1/                         4,865           218,682
HRPT Properties Trust                               23,912           218,556
AptarGroup Inc.                                      5,922           217,278
BearingPoint Inc./1/                                27,226           217,263
Church & Dwight Co. Inc.                             6,165           215,713
AGCO Corp./1/                                       12,576           215,553
National Instruments Corp.                           5,350           215,337
Forest City Enterprises Inc. Class A                 4,903           214,506
Avocent Corp./1/                                     7,081           214,483
McDATA Corp. Class A/1/                             17,859           213,772
Red Hat Inc./1/                                     21,104           213,150
FMC Technologies Inc./1/                             9,905           212,165
Key Energy Services Inc./1/                         21,945           211,769
Wiley (John) & Sons Inc. Class A                     8,138           211,507
AMETEK Inc.                                          4,927           211,171
La-Z-Boy Inc.                                        9,476           210,367
ICN Pharmaceuticals Inc.                            12,252           210,244
Affymetrix Inc./1/                                   9,906           207,927
Crane Co.                                            8,821           206,500
Piedmont Natural Gas Co.                             5,291           206,349
Henry (Jack) & Associates Inc.                      11,793           205,080
Provident Financial Group Inc.                       7,332           205,003
Swift Transportation Co. Inc./1/                     9,016           204,573
UGI Corp.                                            7,063           204,333
ADTRAN Inc.                                          3,317           202,934
Barnes & Noble Inc./1/                               7,980           202,772
Jeffries Group Inc.                                  7,035           202,256
NetScreen Technologies Inc./1/                       9,066           201,537
Ethan Allen Interiors Inc.                           5,589           201,204
ArvinMeritor Inc.                                   11,218           199,793
Radio One Inc. Class D/1/                           13,834           198,656
Furniture Brands International Inc./1/               8,235           198,463
Metro-Goldwyn-Mayer Inc./1/                         12,885           197,656
Packaging Corporation of America/1/                 10,147           197,055
Mercury General Corp.                                4,377           196,002
Pharmaceutical Product Development Inc./1/           8,166           195,902
Lancaster Colony Corp.                               4,911           195,310
Imation Corp.                                        5,975           195,084
Duquesne Light Holdings Inc.                        12,548           194,494
Lafarge North America Inc.                           5,582           194,254
Scotts Co. (The) Class A/1/                          3,550           194,185
Readers Digest Association Inc. (The)               13,875           194,111
Boise Cascade Corp.                                  6,982           192,703
Valassis Communications Inc./1/                      7,298           192,667
DoubleClick Inc./1/                                 17,822           191,943
Crescent Real Estate Equities Co.                   13,020           188,790
Polo Ralph Lauren Corp.                              7,036           188,706
McClatchy Co. (The) Class A                          3,172           188,671
Community Health Systems Inc./1/                     8,669           188,117
Getty Images Inc./1/                                 5,315           186,875
Harte-Hanks Inc.                                    10,033           185,009
Acxiom Corp./1/                                     11,601           182,832
Station Casinos Inc.                                 5,946           181,948
IKON Office Solutions Inc.                          24,779           181,134
International Bancshares Corp.                       4,344           180,059
Trizec Properties Inc.                              14,668           179,830
Total System Services Inc.                           6,815           179,575
Friedman, Billings, Ramsey Group, Inc.
 Class A                                            10,386           179,158

SCHEDULES OF INVESTMENTS                                                      19
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Diamond Offshore Drilling Inc.                       9,374   $       179,043
United Bancshares Inc.                               5,948           178,143
University of Phoenix Online/1/                      2,662           177,236
Airgas Inc.                                          9,939           176,914
First Bancorp                                        5,689           174,937
Hovnanian Enterprises Inc. Class A/1/                2,708           174,314
CBL & Associates Properties Inc.                     3,480           173,652
Global Payments Inc.                                 4,785           172,260
Downey Financial Corp.                               3,675           171,733
Cousins Properties Inc.                              6,182           171,550
Grant Prideco Inc./1/                               16,799           171,182
St. Joe Company (The)                                5,316           170,537
Erie Indemnity Co. Class A                           4,382           170,460
Dynegy Inc. Class A/1/                              47,336           170,410
Amphenol Corp. Class A/1/                            3,261           169,735
Gemstar-TV Guide International Inc./1/              35,756           169,126
Florida Rock Industries Inc.                         3,385           167,896
Media General Inc. Class A                           2,695           164,664
Peabody Energy Corp.                                 5,248           164,630
IDT Corp./1/                                         9,280           164,070
Loews Corporation - Carolina Group                   6,945           159,735
American National Insurance Co.                      1,860           158,193
PepsiAmericas Inc.                                  10,643           154,217
Regency Centers Corp.                                4,184           154,180
Talbots Inc. (The)                                   4,386           152,852
M.D.C. Holdings Inc.                                 2,821           152,334
BlackRock Inc.                                       3,042           149,058
Bio-Rad Laboratories Inc. Class A/1/                 2,889           147,339
Blyth Inc.                                           5,442           146,825
Scholastic Corp./1/                                  5,078           146,196
InterDigital Communications Corp./1/                 9,673           145,095
Werner Enterprises Inc.                              6,279           143,852
FactSet Research Systems Inc.                        3,188           141,388
American Axle & Manufacturing Holdings
 Inc./1/                                             4,767           141,008
Worthington Industries Inc.                         11,214           140,848
Winn-Dixie Stores Inc.                              14,454           139,481
Reinsurance Group of America Inc.                    3,418           139,283
Tootsie Roll Industries Inc.                         4,393           136,183
Cox Radio Inc. Class A/1/                            6,133           134,129
People's Bank                                        4,355           130,389
Blockbuster Inc.                                     6,135           128,835
Crown Castle International Corp./1/                 13,617           128,136
Timberland Co. Class A/1/                            2,999           127,937
AVX Corp.                                            9,330           127,728
Timken Co. (The)                                     8,307           126,599
Premcor Inc./1/                                      5,454           126,369
Columbia Sportswear Co./1/                           2,345           123,699
LaBranche & Co. Inc.                                 8,468           123,633
LNR Property Corp.                                   3,008           123,178
Westport Resources Corp./1/                          5,183           122,008
Hearst-Argyle Television Inc./1/                     4,977           120,443
American Financial Group Inc.                        5,505           119,734
Alleghany Corp./1/                                     593           115,783
LeapFrog Enterprises Inc./1/                         3,046           115,748
Capitol Federal Financial                            3,829           112,419
United Defense Industries Inc./1/                    3,942           111,913
Western Gas Resources Inc.                           2,940           111,720
WellChoice Inc./1/                                   3,665           110,426
Endo Pharmaceuticals Holdings Inc./1/                5,377           109,960
Marvel Enterprises Inc./1/                           4,809           107,000
BOK Financial Corp./1/                               2,726           102,688
Nuveen Investments Inc. Class A                      3,716           102,190
Nextel Partners Inc. Class A/1/                     12,427            97,552
Interactive Data Corp./1/                            6,078            96,032
Regal Entertainment Group Class A                    5,159            95,957
Instinet Group Inc./1/                              20,086            95,790
CNA Financial Corp./1/                               4,427            93,056
American Pharmaceutical Partners Inc./1/             2,958            92,749
RealNetworks Inc./1/                                14,053            92,047
UnitedGlobalCom Inc. Class A/1/                     14,841            90,679
MSC Industrial Direct Co. Inc. Class A               4,272            89,071
United States Cellular Corp./1/                      2,991            87,038

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Wynn Resorts Ltd./1/                                 4,483   $        81,501
Wesco Financial Corp.                                  230            78,193
Alliance Data Systems Corp./1/                       2,947            77,801
Eon Labs Inc./1/                                     2,011            77,122
Student Loan Corp.                                     646            77,087
Steelcase Inc. Class A                               6,443            75,899
West Corp./1/                                        3,125            74,344
PanAmSat Corp./1/                                    4,992            72,284
Entravision Communications Corp./1/                  7,481            71,069
CONSOL Energy Inc.                                   3,722            69,155
Hewitt Associates Inc. Class A/1/                    2,733            66,549
Texas Genco Holdings Inc.                            2,408            57,310
Chicago Mercantile Exchange Holdings Inc.              733            50,438
Southern Peru Copper Corp.                           2,065            45,678
Odyssey Re Holdings Corp.                            1,907            39,246
MEMC Electronics Materials Inc./1/                   3,219            35,119
DQE Inc.                                                80             1,240
McLeodUSA Inc. Class A Escrow/2/                    21,438                 -
TOTAL COMMON STOCKS
 (Cost: $1,674,814,342)                                        1,659,180,653

SHORT TERM INVESTMENTS - 6.02%

MONEY MARKET FUNDS - 3.63%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/3/,/4/                    40,319,946        40,319,946
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/3/,/4/                                  14,513,808        14,513,808
BlackRock Temp Cash Money Market Fund/3/           644,732           644,732
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/3/                       3,421,979         3,421,979

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/3/                         1,319,437   $     1,319,437
                                                                  60,219,902

FLOATING RATE NOTES - 1.39%
Beta Finance Inc.
  1.08%, 05/20/04/3/                         $     659,719           659,656
  1.08%, 09/15/04/3/                             1,319,437         1,319,311
  1.17%, 08/23/04/3/                               659,719           660,225
CC USA Inc.
  1.06%, 05/24/04/3/                             1,319,437         1,319,353
  1.08%, 04/19/04/3/                               580,552           580,536
  1.12%, 07/15/04/3/                               659,719           659,906
Dorada Finance Inc.
  1.08%, 05/20/04/3/                             1,319,437         1,319,312
  1.24%, 08/09/04/3/                               329,859           329,817
Five Finance Inc.
  1.09%, 04/15/04/3/                               659,719           659,719
HBOS Treasury Services PLC
  1.13%, 06/24/08/3/                             1,319,437         1,319,437
Holmes Financing PLC
  1.08%, 04/15/04/3/                               263,887           263,887
K2 USA LLC
  1.08%, 08/16/04/3/                               329,859           329,816
  1.08%, 09/27/04/3/                             1,424,992         1,424,781
  1.09%, 04/13/04/3/                               659,719           659,701
  1.09%, 05/17/04/3/                               659,719           659,698
Links Finance LLC
  1.05%, 07/20/04/3/                               527,775           527,690
  1.08%, 05/04/04/3/                               659,719           659,699
  1.08%, 06/28/04/3/                               659,719           659,621
  1.09%, 03/29/04/3/                               659,719           659,719
Nationwide Building Society
  1.08%, 07/23/04/3/                               989,578           989,578
Sigma Finance Inc.
  1.05%, 07/20/04/3/                               659,719           659,613
  1.07%, 10/15/03/3/                             1,319,437         1,319,432
  1.07%, 07/01/04/3/                               659,719           659,595
  1.24%, 08/06/04/3/                               329,859           329,831

SCHEDULES OF INVESTMENTS                                                      21
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Tango Finance Corp.
  1.05%, 07/15/04/3/                         $     395,831   $       395,728
  1.06%, 07/06/04/3/                               395,831           395,800
WhistleJacket Capital LLC
  1.08%, 09/15/04/3/                               659,719           659,592
White Pine Finance LLC
  1.08%, 05/17/04/3/                               791,662           791,662
  1.08%, 07/06/04/3/                               791,662           791,604
  1.08%, 08/26/04/3/                               659,719           659,627
  1.09%, 04/20/04/3/                               659,719           659,719
                                                                  22,983,665

COMMERCIAL PAPER - 0.72%
Amsterdam Funding Corp.
  1.06%, 10/16/03/3/                               626,733           626,455
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/3/                               659,719           659,411
Edison Asset Securitization
  1.07%, 10/23/03/3/                             1,240,271         1,239,460
Gemini Securitization Corp.
  1.05%, 10/17/03/3/                               461,803           461,587
Greenwich Funding Corp.
  1.06%, 10/16/03/3/                               778,468           778,124
Jupiter Securitization Corp.
  1.05%, 10/20/03/3/                               659,719           659,353
New Center Asset Trust
  1.06%, 10/22/03/3/                               659,719           659,311
Park Avenue Receivables Corp.
  1.05%, 10/20/03/3/                               659,719           659,353
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                               659,719           659,583
Receivables Capital Corp.
  1.05%, 10/15/03/3/                               443,436           443,255
Sydney Capital Corp.
  1.07%, 10/17/03/3/                               534,372           534,118
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/3/                             1,319,437         1,319,173
  1.05%, 10/15/03/3/                               659,719           659,449
  1.11%, 10/01/03/3/                             2,638,874         2,638,874
                                                                  11,997,506

TIME DEPOSITS - 0.22%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/3/                               659,719           659,719
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/3/                               329,859           329,859
  1.08%, 10/30/03/3/                               527,775           527,775
  1.37%, 08/26/04/3/                             1,319,437         1,319,437
Toronto-Dominion Bank
  1.33%, 08/23/04/3/                               857,634           857,248
                                                                   3,694,038

REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/3/                             1,055,550         1,055,550
                                                                   1,055,550
TOTAL SHORT TERM INVESTMENTS
 (Cost: $99,950,661)                                              99,950,661

TOTAL INVESTMENTS IN SECURITIES - 105.93%
 (Cost $1,774,765,003)                                         1,759,131,314
OTHER ASSETS, LESS LIABILITIES - (5.93%)                         (98,514,783)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,660,616,531
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.
/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.95%
General Electric Co.                             2,381,171   $    70,982,708
Microsoft Corp.                                  2,130,768        59,214,043
Pfizer Inc.                                      1,880,884        57,141,256
Intel Corp.                                      1,556,771        42,826,770
Wal-Mart Stores Inc.                               633,229        35,365,840
Johnson & Johnson                                  707,351        35,028,022
Cisco Systems Inc./1/                            1,672,290        32,676,547
Amgen Inc./1/                                      307,145        19,832,353
Coca-Cola Co. (The)                                435,418        18,705,557
Procter & Gamble Co.                               197,170        18,301,319
Dell Inc./1/                                       542,582        18,116,813
Home Depot Inc.                                    546,363        17,401,662
International Business Machines Corp.              192,457        16,999,727
PepsiCo Inc.                                       362,584        16,617,225
Fannie Mae                                         233,388        16,383,838
American International Group Inc.                  279,002        16,098,415
Abbott Laboratories                                371,811        15,820,558
Lilly (Eli) & Co.                                  230,025        13,663,485
Medtronic Inc.                                     290,641        13,636,876
Wyeth                                              279,062        12,864,758
Merck & Co. Inc.                                   236,124        11,952,597
3M Co.                                             165,034        11,398,898
Oracle Corp./1/                                    923,314        10,359,583
Anheuser-Busch Companies Inc.                      198,863         9,811,900
Lowe's Companies Inc.                              181,252         9,406,979
Texas Instruments Inc.                             412,249         9,399,277
American Express Co.                               203,782         9,182,417
Target Corp.                                       217,076         8,168,570
QUALCOMM Inc.                                      188,205         7,836,856
United Parcel Service Inc. Class B                 122,334         7,804,909
Walgreen Co.                                       244,323         7,486,057
Applied Materials Inc./1/                          394,617         7,158,352
First Data Corp.                                   178,340         7,126,466
Comcast Corp. Class A/1/                           224,359         6,928,206
UnitedHealth Group Inc.                            132,365         6,660,607
Fifth Third Bancorp                                119,554         6,631,660
EMC Corp./1/                                       521,433         6,585,699
Colgate-Palmolive Co.                              114,387         6,393,089
Cardinal Health Inc.                               106,461         6,216,258
Marsh & McLennan Companies Inc.                    127,609         6,075,464
Bristol-Myers Squibb Co.                           231,533         5,941,137
Viacom Inc. Class B                                145,909         5,588,315
Boeing Co. (The)                                   156,561         5,374,739
eBay Inc./1/                                        99,922         5,346,826
Sysco Corp.                                        155,012         5,070,443
Altria Group Inc.                                  113,540         4,973,052
Boston Scientific Corp./1/                          76,783         4,898,755
Automatic Data Processing Inc.                     134,708         4,829,282
Gillette Co. (The)                                 150,251         4,805,027
MBNA Corp.                                         190,621         4,346,159
Yahoo! Inc./1/                                     118,788         4,202,719
Forest Laboratories Inc./1/                         81,349         4,185,406
Baxter International Inc.                          142,520         4,141,631
Genentech Inc./1/                                   48,903         3,919,086
Nextel Communications Inc. Class A/1/              195,127         3,842,051
SLM Corp.                                           98,346         3,831,560
Kohls Corp./1/                                      68,229         3,650,251
Harley-Davidson Inc.                                72,093         3,474,883
Guidant Corp.                                       73,743         3,454,860
United Technologies Corp.                           44,617         3,448,002
HCA Inc.                                            92,452         3,407,781
Analog Devices Inc./1/                              87,150         3,313,443
Omnicom Group Inc.                                  44,968         3,230,951
Progressive Corp. (The)                             46,529         3,215,619
Veritas Software Corp./1/                           98,901         3,105,491
Maxim Integrated Products Inc.                      77,415         3,057,893
Schwab (Charles) Corp. (The)                       252,489         3,007,144
Best Buy Co. Inc./1/                                62,232         2,957,265
Motorola Inc.                                      225,671         2,701,282
Staples Inc./1/                                    113,250         2,689,688
Bed Bath & Beyond Inc./1/                           70,406         2,688,101
Gap Inc. (The)                                     156,947         2,686,933
Starbucks Corp./1/                                  93,137         2,682,346
Linear Technology Corp.                             74,771         2,677,550
Gilead Sciences Inc./1/                             47,701         2,667,917
Paychex Inc.                                        78,627         2,667,814
Illinois Tool Works Inc.                            40,000         2,650,400
Zimmer Holdings Inc./1/                             46,874         2,582,757
WellPoint Health Networks Inc./1/                   33,131         2,553,737
Amazon.com Inc./1/                                  52,508         2,539,287

SCHEDULES OF INVESTMENTS                                                      23
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
AFLAC Inc.                                          77,746   $     2,511,196
Walt Disney Co. (The)                              123,276         2,486,477
Stryker Corp.                                       32,973         2,483,197
Electronic Arts Inc./1/                             26,772         2,469,182
McGraw-Hill Companies Inc. (The)                    39,505         2,454,446
Allergan Inc.                                       31,038         2,443,622
TJX Companies Inc.                                 122,881         2,386,349
Nike Inc. Class B                                   39,178         2,382,806
InterActiveCorp/1/                                  70,626         2,334,189
KLA-Tencor Corp./1/                                 45,390         2,333,046
St. Jude Medical Inc./1/                            42,938         2,308,776
International Game Technology Inc.                  81,561         2,295,942
Halliburton Co.                                     94,621         2,294,559
Xilinx Inc./1/                                      80,473         2,294,285
Computer Associates International Inc.              86,547         2,259,742
Clear Channel Communications Inc.                   58,314         2,233,426
Symantec Corp./1/                                   35,252         2,221,581
Adobe Systems Inc.                                  55,254         2,169,272
Liberty Media Corp. Class A/1/                     216,854         2,162,034
General Mills Inc.                                  45,469         2,140,226
Intuit Inc./1/                                      44,018         2,123,428
Genzyme Corp. - General Division/1/                 45,863         2,121,164
Southwest Airlines Co.                             119,742         2,119,433
Newmont Mining Corp.                                53,695         2,098,938
EchoStar Communications Corp./1/                    54,469         2,084,529
Yum! Brands Inc./1/                                 69,807         2,067,683
Biomet Inc.                                         61,480         2,066,343
Waste Management Inc.                               78,188         2,046,180
Apollo Group Inc. Class A/1/                        30,582         2,019,329
Mattel Inc.                                        104,947         1,989,795
Freddie Mac                                         37,965         1,987,468
MedImmune Inc./1/                                   60,182         1,986,608
AT&T Wireless Services Inc./1/                     239,769         1,961,310
Capital One Financial Corp.                         34,017         1,940,330
Kimberly-Clark Corp.                                37,008         1,899,251
Danaher Corp.                                       25,572         1,888,748
Block (H & R) Inc.                                  42,897         1,851,006
Baker Hughes Inc.                                   62,043         1,835,852
Wrigley (William Jr.) Co.                           32,164         1,778,669
Lexmark International Inc./1/                       28,156         1,774,110
FedEx Corp.                                         27,329         1,760,807
Becton, Dickinson & Co.                             48,286         1,744,090
Altera Corp./1/                                     91,370         1,726,893
Mylan Laboratories Inc.                             43,268         1,672,308
SunGard Data Systems Inc./1/                        63,189         1,662,503
Synovus Financial Corp.                             65,913         1,647,166
Moody's Corp.                                       29,815         1,638,931
Concord EFS Inc./1/                                116,586         1,593,731
Fiserv Inc./1/                                      43,504         1,576,150
Corning Inc./1/                                    162,936         1,534,857
General Motors Corp. Class H/1/                    104,694         1,498,171
Network Appliance Inc./1/                           72,101         1,480,234
Pitney Bowes Inc.                                   37,659         1,443,093
Family Dollar Stores Inc.                           35,789         1,427,623
AutoZone Inc./1/                                    15,900         1,423,527
Caremark Rx Inc./1/                                 62,067         1,402,714
Sara Lee Corp.                                      76,282         1,400,538
Broadcom Corp. Class A/1/                           51,937         1,382,563
Dollar General Corp.                                68,184         1,363,680
Biogen Inc./1/                                      35,254         1,347,760
Mellon Financial Corp.                              44,327         1,336,016
Costco Wholesale Corp./1/                           41,884         1,301,755
McKesson Corp.                                      37,640         1,253,036
Health Management Associates Inc. Class A           56,894         1,240,858
American Standard Companies Inc./1/                 14,648         1,234,094
ITT Industries Inc.                                 20,434         1,222,771
IMS Health Inc.                                     57,943         1,222,597
Wells Fargo & Company                               23,734         1,222,301
BJ Services Co./1/                                  35,600         1,216,452
Heinz (H.J.) Co.                                    35,218         1,207,273
National Semiconductor Corp./1/                     36,963         1,193,535
Juniper Networks Inc./1/                            79,790         1,190,467
Coach Inc./1/                                       21,712         1,185,475
Microchip Technology Inc.                           48,609         1,163,699
Avery Dennison Corp.                                22,915         1,157,666
Marriott International Inc. Class A                 26,804         1,153,376
JDS Uniphase Corp./1/                              320,111         1,152,400
Ecolab Inc.                                         45,486         1,148,521

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
RadioShack Corp.                                    40,142   $     1,140,434
Agere Systems Inc. Class B/1/                      391,737         1,132,120
EOG Resources Inc.                                  27,113         1,131,697
Affiliated Computer Services Inc. Class A/1/        23,122         1,125,810
Chiron Corp./1/                                     21,332         1,102,651
Anadarko Petroleum Corp.                            26,272         1,097,119
Morgan Stanley                                      21,324         1,076,009
BEA Systems Inc./1/                                 88,205         1,062,870
Quest Diagnostics Inc./1/                           17,510         1,061,806
Sprint Corp. (PCS Group)/1/                        185,119         1,060,732
QLogic Corp./1/                                     22,425         1,054,199
Univision Communications Inc. Class A/1/            32,942         1,051,840
Cintas Corp.                                        28,527         1,050,935
Freeport-McMoRan Copper & Gold Inc.                 31,353         1,037,784
Career Education Corp./1/                           22,902         1,037,461
Cendant Corp./1/                                    55,225         1,032,155
Du Pont (E.I.) de Nemours and Co.                   25,707         1,028,537
Synopsys Inc./1/                                    33,104         1,018,610
Lockheed Martin Corp.                               21,885         1,009,993
Novellus Systems Inc./1/                            29,303           988,976
Tiffany & Co.                                       26,268           980,584
Kinder Morgan Inc.                                  18,155           980,552
Kellogg Co.                                         29,079           969,785
IDEC Pharmaceuticals Corp./1/                       28,942           959,427
Sealed Air Corp./1/                                 20,159           952,110
New York Times Co. Class A                          21,882           950,992
Applera Corp. - Applied Biosystems Group            42,250           942,597
Laboratory Corp. of America Holdings/1/             32,835           942,365
Legg Mason Inc.                                     13,033           940,983
Clorox Co.                                          20,413           936,344
Anthem Inc./1/                                      13,089           933,638
Varian Medical Systems Inc./1/                      16,155           928,589
SanDisk Corp./1/                                    14,528           926,015
Express Scripts Inc./1/                             14,851           908,139
Dollar Tree Stores Inc./1/                          27,074           906,979
Newell Rubbermaid Inc.                              41,758           904,896
Masco Corp.                                         36,814           901,207
Jabil Circuit Inc./1/                               33,391           869,836
Citrix Systems Inc./1/                              39,062           862,489
Emerson Electric Co.                                16,292           857,774
Hershey Foods Corp.                                 11,763           854,935
Ross Stores Inc.                                    18,377           851,958
Bank of New York Co. Inc. (The)                     29,166           849,022
Patterson Dental Co./1/                             14,479           833,701
DENTSPLY International Inc.                         18,587           833,441
Celgene Corp./1/                                    19,109           827,993
Oxford Health Plans Inc./1/                         19,899           822,028
CDW Corp.                                           14,181           818,811
JetBlue Airways Corp./1/                            13,393           816,571
Teradyne Inc./1/                                    43,710           813,006
Aetna Inc.                                          13,278           810,356
Waters Corp./1/                                     29,535           810,145
Lincare Holdings Inc./1/                            22,042           807,839
CarMax Inc./1/                                      24,686           806,245
Mercury Interactive Corp./1/                        17,547           796,809
Expeditors International Washington Inc.            23,032           792,531
Micron Technology Inc./1/                           58,734           788,210
Bard (C.R.) Inc.                                    11,015           782,065
AdvancePCS/1/                                       17,098           779,156
Molex Inc.                                          26,877           768,413
Estee Lauder Companies Inc. Class A                 22,490           766,909
Brinker International Inc./1/                       22,963           766,046
PETsMART Inc./1/                                    33,415           758,521
AmerisourceBergen Corp.                             13,887           750,592
Barr Laboratories Inc./1/                           10,902           743,625
Black & Decker Corp.                                18,314           742,633
Medco Health Solutions Inc./1/                      28,479           738,460
AES Corp. (The)/1/                                  98,724           732,532
Dun & Bradstreet Corp./1/                           17,579           730,232
New York Community Bancorp Inc.                     23,015           725,203
Unisys Corp./1/                                     53,566           724,748
Praxair Inc.                                        11,646           721,470
T. Rowe Price Group Inc.                            17,422           718,832
Dow Chemical Co. (The)                              21,836           710,543
Pepsi Bottling Group Inc.                           34,014           700,008
Harrah's Entertainment Inc.                         16,605           699,237
BMC Software Inc./1/                                50,062           697,364

SCHEDULES OF INVESTMENTS                                                      25
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Robert Half International Inc./1/                   35,071   $       683,885
Whole Foods Market Inc./1/                          12,154           670,658
ChoicePoint Inc./1/                                 19,926           667,521
Lam Research Corp./1/                               30,105           666,826
Beckman Coulter Inc.                                14,362           654,045
Hilton Hotels Corp.                                 39,926           647,600
DST Systems Inc./1/                                 17,122           643,787
Doral Financial Corp.                               13,594           638,918
IVAX Corp./1/                                       32,549           637,960
Gentex Corp./1/                                     18,080           629,907
Chico's FAS Inc./1/                                 20,517           628,641
Campbell Soup Co.                                   23,712           628,368
Darden Restaurants Inc.                             32,844           624,036
Ameritrade Holding Corp./1/                         55,354           622,732
Commerce Bancorp Inc.                               12,918           618,901
Scripps (E.W.) Co. Class A                           7,268           618,507
Amylin Pharmaceuticals Inc./1/                      21,842           616,818
Ball Corp.                                          11,421           616,734
CH Robinson Worldwide Inc.                          16,540           615,453
Fair Isaac Corp.                                    10,428           614,835
Equifax Inc.                                        27,543           613,383
NVR Inc./1/                                          1,314           612,981
Westwood One Inc./1/                                20,164           608,751
Western Digital Corp./1/                            46,626           601,009
Gallagher (Arthur J.) & Co.                         21,248           600,893
Abercrombie & Fitch Co. Class A/1/                  21,605           598,675
Harman International Industries Inc.                 6,073           597,280
Monster Worldwide Inc./1/                           23,451           590,496
Corinthian Colleges Inc./1/                         10,316           589,663
Smith International Inc./1/                         16,371           589,029
McCormick & Co. Inc.                                21,361           585,719
SEI Investment Co.                                  17,573           571,123
Coventry Health Care Inc./1/                        10,826           570,963
Symbol Technologies Inc.                            47,669           569,645
First Health Group Corp./1/                         21,766           569,181
Mid Atlantic Medical Services Inc./1/               11,036           567,581
NVIDIA Corp./1/                                     35,544           565,541
Avon Products Inc.                                   8,692           561,156
PeopleSoft Inc./1/                                  30,752           559,379
Krispy Kreme Doughnuts Inc./1/                      14,425           555,363
Iron Mountain Inc./1/                               15,273           548,301
Siebel Systems Inc./1/                              56,286           547,100
Williams-Sonoma Inc./1/                             20,276           547,046
Cephalon Inc./1/                                    11,900           546,448
Eaton Vance Corp.                                   16,291           545,423
WebMD Corp./1/                                      61,125           545,235
Pharmaceutical Resources Inc./1/                     7,968           543,577
Cognizant Technology Solutions Corp./1/             14,755           538,115
Rockwell Collins Inc.                               21,266           536,967
Fastenal Co.                                        14,147           534,757
PMC-Sierra Inc./1/                                  40,501           534,249
Universal Health Services Inc. Class B/1/           10,779           533,022
Sanmina-SCI Corp./1/                                54,733           530,910
Michaels Stores Inc.                                13,025           530,899
Foundry Networks Inc./1/                            24,345           523,661
UTStarcom Inc./1/                                   16,396           521,557
Sepracor Inc./1/                                    18,773           517,008
Health Net Inc./1/                                  16,302           516,284
Patterson-UTI Energy Inc./1/                        18,905           511,758
Millipore Corp./1/                                  11,090           510,805
Fox Entertainment Group Inc. Class A/1/             17,899           500,993
Millennium Pharmaceuticals Inc./1/                  32,403           498,682
Solectron Corp./1/                                  84,617           495,009
Cox Communications Inc. Class A/1/                  15,612           493,651
Federated Investors Inc. Class B                    17,738           491,343
Neuberger Berman Inc.                               11,688           489,377
Investors Financial Services Corp.                  15,577           489,118
TCF Financial Corp.                                 10,197           488,946
Pall Corp.                                          21,773           488,586
ITT Educational Services Inc./1/                    10,124           485,142
Manpower Inc.                                       13,009           482,634
XTO Energy Inc.                                     22,634           475,088
Cooper Cameron Corp./1/                             10,226           472,543
Maytag Corp.                                        18,763           468,512
GTECH Holdings Corp.                                10,930           468,350
ImClone Systems Inc./1/                             12,045           466,382
Rent-A-Center Inc./1/                               14,423           465,863
VeriSign Inc./1/                                    34,277           461,711
Dow Jones & Co. Inc.                                 9,741           461,236
Network Associates Inc./1/                          33,305           458,277

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
DaVita Inc./1/                                      14,318   $       455,742
Zebra Technologies Corp. Class A/1/                  8,706           448,968
Jacobs Engineering Group Inc./1/                     9,760           440,176
Reynolds & Reynolds Co. (The) Class A               15,898           437,990
Education Management Corp./1/                        7,554           435,639
Integrated Circuit Systems Inc./1/                  14,363           431,465
Donaldson Co. Inc.                                   7,965           429,313
Graco Inc.                                          11,113           417,293
Certegy Inc.                                        12,946           415,696
Pactiv Corp./1/                                     20,487           415,476
Outback Steakhouse Inc.                             10,967           415,320
Corporate Executive Board Co. (The)/1/               8,844           415,226
Waddell & Reed Financial Inc. Class A               17,598           414,785
ARAMARK Corp. Class B/1/                            16,519           413,471
Applebee's International Inc.                       13,116           412,892
Advance Auto Parts Inc./1/                           5,817           412,425
Weight Watchers International Inc./1/                9,898           411,757
Phelps Dodge Corp./1/                                8,723           408,236
Starwood Hotels & Resorts Worldwide Inc.            11,617           404,272
Cheesecake Factory (The)/1/                         11,112           401,921
Lamar Advertising Co./1/                            13,623           399,699
Herman Miller Inc.                                  17,461           397,587
Rite Aid Corp./1/                                   76,445           394,456
Sigma-Aldrich Corp.                                  7,550           392,147
Omnicare Inc.                                       10,864           391,756
Polaris Industries Inc.                              5,269           390,696
Centex Corp.                                         5,016           390,646
L-3 Communications Holdings Inc./1/                  9,027           390,418
Edwards Lifesciences Corp./1/                       14,319           387,759
Fisher Scientific International Inc./1/              9,765           387,573
Chesapeake Energy Corp.                             35,862           386,592
Stericycle Inc./1/                                   8,087           381,464
State Street Corp.                                   8,422           378,990
SICOR Inc./1/                                       19,350           373,068
Macromedia Inc./1/                                  14,915           368,997
Entercom Communications Corp./1/                     8,145           365,059
Popular Inc.                                         9,151           364,210
Leggett & Platt Inc.                                16,777           362,887
Brown & Brown Inc.                                  11,721           360,772
Emulex Corp./1/                                     14,121           359,662
E*TRADE Group Inc./1/                               38,799           359,279
Tribune Co.                                          7,824           359,122
Ruby Tuesday Inc.                                   14,835           357,672
ENSCO International Inc.                            13,312           357,028
Steris Corp./1/                                     15,452           355,705
Medicis Pharmaceutical Corp. Class A                 6,014           352,420
Alliant Techsystems Inc./1/                          7,322           351,822
Apria Healthcare Group Inc./1/                      12,839           351,532
North Fork Bancorp Inc.                             10,089           350,593
Pixar Inc./1/                                        5,264           350,372
Henry Schein Inc./1/                                 6,133           347,741
Intersil Corp. Class A/1/                           14,465           344,267
ResMed Inc./1/                                       7,753           340,977
CIENA Corp./1/                                      57,620           340,534
International Flavors & Fragrances Inc.             10,203           337,515
BISYS Group Inc. (The)/1/                           25,290           332,563
Charles River Laboratories International
 Inc./1/                                            10,778           330,777
Respironics Inc./1/                                  7,854           328,140
Dover Corp.                                          9,246           327,031
Rambus Inc./1/                                      19,349           324,676
Advanced Micro Devices Inc./1/                      29,178           324,168
DeVry Inc./1/                                       13,564           320,924
IDEXX Laboratories Inc./1/                           7,543           320,502
Ceridian Corp./1/                                   17,104           318,476
Pier 1 Imports Inc.                                 16,487           317,210
Cree Inc./1/                                        17,102           316,729
Silicon Laboratories Inc./1/                         6,979           313,706
Amkor Technology Inc./1/                            21,968           312,165
99 Cents Only Stores/1/                              9,426           304,837
Providian Financial Corp./1/                        25,825           304,477
Mettler Toledo International Inc./1/                 8,344           299,967
Performance Food Group Co./1/                        7,349           299,178
Cablevision Systems Corp./1/                        16,444           297,636
Autoliv Inc.                                         9,840           296,873
Wiley (John) & Sons Inc. Class A                    11,388           295,974
Claire's Stores Inc.                                 8,825           295,284

SCHEDULES OF INVESTMENTS                                                      27
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Red Hat Inc./1/                                     29,168   $       294,597
FMC Technologies Inc./1/                            13,652           292,426
National Instruments Corp.                           7,265           292,416
Cypress Semiconductor Corp./1/                      16,454           290,907
Tenet Healthcare Corp./1/                           20,084           290,816
ADTRAN Inc.                                          4,728           289,259
McDATA Corp. Class A/1/                             24,099           288,465
Xerox Corp./1/                                      28,088           288,183
LSI Logic Corp./1/                                  31,982           287,518
Affymetrix Inc./1/                                  13,696           287,479
Dial Corp. (The)                                    13,331           287,150
O'Reilly Automotive Inc./1/                          7,781           286,107
Rowan Companies Inc./1/                             11,611           285,398
Comverse Technology Inc./1/                         19,044           284,898
International Rectifier Corp./1/                     7,563           283,159
NetScreen Technologies Inc./1/                      12,642           281,032
Henry (Jack) & Associates Inc.                      16,047           279,057
Navistar International Corp./1/                      7,446           277,587
Mohawk Industries Inc./1/                            3,876           276,436
Coca-Cola Enterprises Inc.                          14,431           275,055
Pharmaceutical Product Development Inc./1/          11,408           273,678
Whirlpool Corp.                                      3,975           269,386
Tellabs Inc./1/                                     39,599           268,877
Qwest Communications International Inc./1/          78,198           265,873
Getty Images Inc./1/                                 7,508           263,981
Station Casinos Inc.                                 8,257           252,664
Varco International Inc./1/                         14,793           250,150
University of Phoenix Online/1/                      3,721           247,744
Storage Technology Corp./1/                         10,253           247,507
Triad Hospitals Inc./1/                              8,090           244,965
International Speedway Corp. Class A                 5,580           244,906
Andrx Group/1/                                      13,221           244,721
Avocent Corp./1/                                     8,044           243,653
Viad Corp.                                          10,174           242,955
King Pharmaceuticals Inc./1/                        15,996           242,339
St. Joe Company (The)                                7,542           241,947
SouthTrust Corp.                                     8,136           239,117
Amphenol Corp. Class A/1/                            4,490           233,704
Mandalay Resort Group                                5,890           233,303
Total System Services Inc.                           8,845           233,066
CBRL Group Inc.                                      6,517           231,223
Renal Care Group Inc./1/                             6,763           230,956
Grant Prideco Inc./1/                               22,158           225,790
Global Payments Inc.                                 6,151           221,436
Cadence Design Systems Inc./1/                      16,407           219,854
Protein Design Labs Inc./1/                         15,829           219,390
Hillenbrand Industries Inc.                          3,883           219,079
HON Industries Inc.                                  5,927           219,062
Washington Post Company (The) Class B                  326           216,790
Telephone & Data Systems Inc.                        3,804           215,078
Key Energy Services Inc./1/                         22,156           213,805
Maxtor Corp./1/                                     17,561           213,717
Harte-Hanks Inc.                                    11,576           213,461
BlackRock Inc.                                       4,322           211,778
Novell Inc./1/                                      39,664           211,409
Noble Energy Inc.                                    5,508           210,956
National-Oilwell Inc./1/                            11,499           208,592
Human Genome Sciences Inc./1/                       15,213           207,810
Pride International Inc./1/                         12,223           207,180
Big Lots Inc./1/                                    12,971           205,072
Friedman, Billings, Ramsey Group, Inc.
 Class A                                            11,883           204,982
Meredith Corp.                                       4,428           204,441
Church & Dwight Co. Inc.                             5,812           203,362
Bio-Rad Laboratories Inc. Class A/1/                 3,980           202,980
Markel Corp./1/                                        758           202,386
American Tower Corp. Class A/1/                     19,742           200,381
FactSet Research Systems Inc.                        4,458           197,712
ICOS Corp./1/                                        5,139           196,926
InterDigital Communications Corp./1/                13,019           195,285
DoubleClick Inc./1/                                 18,107           195,012
ADC Telecommunications Inc./1/                      82,674           192,630
Brocade Communications Systems Inc./1/              36,874           192,482
Newfield Exploration Co./1/                          4,901           189,032
Hudson City Bancorp Inc.                             6,068           187,137
Swift Transportation Co. Inc./1/                     8,143           184,765
Allied Waste Industries Inc./1/                     17,082           184,486
MGM Grand Inc./1/                                    5,014           183,262
Atmel Corp./1/                                      45,611           182,900
Invitrogen Corp./1/                                  3,143           182,263
Timberland Co. Class A/1/                            4,232           180,537

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Talbots Inc. (The)                                   5,078   $       176,968
Harris Corp.                                         4,927           176,337
Thermo Electron Corp./1/                             8,085           175,445
Advanced Fibre Communications Inc./1/                8,345           174,995
Del Monte Foods Co./1/                              19,817           172,606
Tidewater Inc.                                       6,098           172,573
PerkinElmer Inc.                                    11,180           171,166
Knight Ridder Inc.                                   2,560           170,752
Regis Corp.                                          5,317           170,676
Edwards (A.G.) Inc.                                  4,421           169,811
HCC Insurance Holdings Inc.                          5,822           169,304
Energizer Holdings Inc./1/                           4,544           167,083
Acxiom Corp./1/                                     10,554           166,331
Columbia Sportswear Co./1/                           3,149           166,110
Applied Micro Circuits Corp./1/                     33,608           163,671
Neurocrine Biosciences Inc./1/                       3,283           162,574
LeapFrog Enterprises Inc./1/                         4,195           159,410
Polycom Inc./1/                                      9,500           157,795
United Defense Industries Inc./1/                    5,513           156,514
Fairchild Semiconductor International
 Inc. Class A/1/                                     9,348           154,990
Endo Pharmaceuticals Holdings Inc./1/                7,474           152,843
Marvel Enterprises Inc./1/                           6,735           149,854
SPX Corp./1/                                         3,281           148,564
Hunt (J.B.) Transport Services Inc./1/               5,695           148,184
Constellation Brands Inc./1/                         4,854           147,998
Northern Trust Corp.                                 3,435           145,781
First Bancorp                                        4,703           144,617
CheckFree Corp./1/                                   7,208           144,160
American Pharmaceutical Partners Inc./1/             4,440           139,178
Valley National Bancorp                              4,974           138,476
Nextel Partners Inc. Class A/1/                     17,578           137,987
Watson Pharmaceuticals Inc./1/                       3,210           133,825
Agilent Technologies Inc./1/                         5,986           132,350
Wendy's International Inc.                           3,888           125,582
Nuveen Investments Inc. Class A                      4,553           125,208
Integrated Device Technology Inc./1/                10,051           124,833
Community Health Systems Inc./1/                     5,715           124,015
Belo (A.H.) Corp.                                    5,060           122,705
Chelsea Property Group Inc.                          2,550           122,145
Radio One Inc. Class D/1/                            8,458           121,457
Diamond Offshore Drilling Inc.                       6,355           121,380
AmeriCredit Corp./1/                                11,352           116,926
AMETEK Inc.                                          2,724           116,751
RealNetworks Inc./1/                                17,702           115,948
Manor Care Inc.                                      3,787           113,610
Lennar Corp. Class A                                 1,432           111,395
Cox Radio Inc. Class A/1/                            5,057           110,597
ICN Pharmaceuticals Inc.                             6,220           106,735
West Corp./1/                                        4,362           103,772
Eon Labs Inc./1/                                     2,594            99,480
Alliance Data Systems Corp./1/                       3,702            97,733
IDT Corp./1/                                         5,522            97,629
D.R. Horton Inc.                                     2,904            94,961
Hewitt Associates Inc. Class A/1/                    3,887            94,648
Pioneer Natural Resources Co./1/                     3,693            94,024
Radian Group Inc.                                    2,078            92,263
CONSOL Energy Inc.                                   4,953            92,027
MSC Industrial Direct Co. Inc. Class A               4,329            90,260
Tektronix Inc./1/                                    3,639            90,065
Westamerica Bancorp                                  1,986            88,278
Arrow Electronics Inc./1/                            4,773            87,775
Brown-Forman Corp. Class B                           1,097            86,795
Werner Enterprises Inc.                              3,776            86,508
Crown Castle International Corp./1/                  9,172            86,309
Mills Corp.                                          2,148            84,524
Worthington Industries Inc.                          6,715            84,340
Hovnanian Enterprises Inc. Class A/1/                1,308            84,196
BearingPoint Inc./1/                                10,467            83,527
Convergys Corp./1/                                   4,527            83,025
Ambac Financial Group Inc.                           1,270            81,280
Interpublic Group of Companies Inc.                  5,257            74,229
Mercantile Bankshares Corp.                          1,851            74,040
Chicago Mercantile Exchange Holdings Inc.            1,053            72,457
First Tennessee National Corp.                       1,640            69,634
Borders Group Inc./1/                                3,457            65,406
Cousins Properties Inc.                              2,312            64,158

SCHEDULES OF INVESTMENTS                                                      29
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Reebok International Ltd.                            1,884   $        62,982
Timken Co. (The)                                     4,027            61,371
Blockbuster Inc.                                     2,846            59,766
Interactive Data Corp./1/                            3,727            58,887
Scotts Co. (The) Class A/1/                            993            54,317
Alberto-Culver Co. Class B                             901            52,997
Delphi Corp.                                         5,699            51,576
MEMC Electronics Materials Inc./1/                   4,586            50,033
Vulcan Materials Co.                                 1,203            48,012
Wynn Resorts Ltd./1/                                 2,607            47,395
Pentair Inc.                                         1,181            47,086
LaBranche & Co. Inc.                                 3,130            45,698
Fluor Corp.                                          1,197            44,684
Florida Rock Industries Inc.                           859            42,606
Barnes & Noble Inc./1/                               1,646            41,825
Entravision Communications Corp./1/                  4,266            40,527
LNR Property Corp.                                     914            37,428
Westport Resources Corp./1/                          1,545            36,369
Southern Peru Copper Corp.                           1,605            35,503
Hudson United Bancorp                                  988            34,748
Valspar Corp. (The)                                    735            34,288
United States Cellular Corp./1/                      1,160            33,756
Gemstar-TV Guide International Inc./1/               6,645            31,431
Compuware Corp./1/                                   5,186            27,797
Autodesk Inc.                                        1,619            27,555
Apogent Technologies Inc./1/                         1,260            26,284
Bausch & Lomb Inc.                                     581            25,651
Transatlantic Holdings Inc.                            354            25,176
Cabot Corp.                                            846            24,119
Tootsie Roll Industries Inc.                           750            23,250
Jeffries Group Inc.                                    764            21,965
Scholastic Corp./1/                                    747            21,506
IndyMac Bancorp Inc.                                   928            21,502
La-Z-Boy Inc.                                          962            21,356
Berkley (W.R.) Corp.                                   623            21,344
UnitedGlobalCom Inc. Class A/1/                      3,297            20,145
WellChoice Inc./1/                                     534            16,089
Erie Indemnity Co. Class A                             385            14,976
Polo Ralph Lauren Corp.                                449            12,042
TOTAL COMMON STOCKS
 (Cost: $1,180,648,310)                                        1,166,332,947

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.74%

MONEY MARKET FUNDS - 3.45%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                    26,845,807   $    26,845,806
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                                   9,771,724         9,771,724
BlackRock Temp Cash Money Market Fund/2/           434,079           434,079
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                       2,303,919         2,303,919
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/         888,339           888,339
                                                                  40,243,867

FLOATING RATE NOTES - 1.33%
Beta Finance Inc.
  1.08%, 05/20/04/2/                         $     444,169           444,127
  1.08%, 09/15/04/2/                               888,339           888,254
  1.17%, 08/23/04/2/                               444,169           444,510
CC USA Inc.
  1.06%, 05/24/04/2/                               888,339           888,282
  1.08%, 04/19/04/2/                               390,869           390,858
  1.12%, 07/15/04/2/                               444,169           444,295
Dorada Finance Inc.
  1.08%, 05/20/04/2/                               888,339           888,254
  1.24%, 08/09/04/2/                               222,085           222,056
Five Finance Inc.
  1.09%, 04/15/04/2/                               444,169           444,169
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                               888,339           888,339
Holmes Financing PLC
  1.08%, 04/15/04/2/                               177,668           177,668
K2 USA LLC
  1.08%, 08/16/04/2/                               222,085           222,056
  1.08%, 09/27/04/2/                               959,406           959,264
  1.09%, 04/13/04/2/                               444,169           444,158
  1.09%, 05/17/04/2/                               444,169           444,155

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                         $     355,335   $       355,278
  1.08%, 05/04/04/2/                               444,169           444,156
  1.08%, 06/28/04/2/                               444,169           444,104
  1.09%, 03/29/04/2/                               444,169           444,169
Nationwide Building Society
  1.08%, 07/23/04/2/                               666,254           666,254
Sigma Finance Inc.
  1.05%, 07/20/04/2/                               444,169           444,098
  1.07%, 10/15/03/2/                               888,339           888,335
  1.07%, 07/01/04/2/                               444,169           444,086
  1.24%, 08/06/04/2/                               222,085           222,066
Tango Finance Corp.
  1.05%, 07/15/04/2/                               266,502           266,432
  1.06%, 07/06/04/2/                               266,502           266,481
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                               444,169           444,084
White Pine Finance LLC
  1.08%, 05/17/04/2/                               533,003           533,003
  1.08%, 07/06/04/2/                               533,003           532,964
  1.08%, 08/26/04/2/                               444,169           444,108
  1.09%, 04/20/04/2/                               444,169           444,169
                                                                  15,474,232

COMMERCIAL PAPER - 0.69%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                               421,961           421,775
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                               444,169           443,962
Edison Asset Securitization
  1.07%, 10/23/03/2/                               835,038           834,492
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                               310,919           310,773
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                               524,120           523,888
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                               444,169           443,923
New Center Asset Trust
  1.06%, 10/22/03/2/                               444,169           443,895
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                               444,169           443,923
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                               444,169           444,078
Receivables Capital Corp.
  1.05%, 10/15/03/2/                               298,553           298,431
Sydney Capital Corp.
  1.07%, 10/17/03/2/                               359,777           359,606
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                               888,339           888,161
  1.05%, 10/15/03/2/                               444,169           443,988
  1.11%, 10/01/03/2/                             1,776,677         1,776,677
                                                                   8,077,572

TIME DEPOSITS - 0.21%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                               444,169           444,169
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                               222,085           222,085
  1.08%, 10/30/03/2/                               355,335           355,335
  1.37%, 08/26/04/2/                               888,339           888,339
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                               577,420           577,160
                                                                   2,487,088

REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                               710,671           710,671
                                                                     710,671
TOTAL SHORT TERM INVESTMENTS
 (Cost: $66,993,430)                                              66,993,430

TOTAL INVESTMENTS IN
 SECURITIES - 105.69%
 (Cost $1,247,641,740)                                         1,233,326,377
OTHER ASSETS, LESS LIABILITIES - (5.69%)                         (66,359,543)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,166,966,834
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      31

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.90%
Exxon Mobil Corp.                                2,366,573   $    86,616,572
Citigroup Inc.                                   1,824,004        83,010,422
Bank of America Corp.                              530,788        41,422,696
Verizon Communications Inc.                        974,495        31,612,618
Wells Fargo & Company                              558,528        28,764,192
ChevronTexaco Corp.                                378,549        27,047,326
SBC Communications Inc.                          1,177,251        26,193,835
International Business Machines Corp.              287,434        25,389,045
JP Morgan Chase & Co.                              719,747        24,708,915
Altria Group Inc.                                  548,875        24,040,725
AOL Time Warner Inc./1/                          1,532,960        23,163,026
American International Group Inc.                  398,543        22,995,931
Merck & Co. Inc.                                   443,360        22,442,883
Hewlett-Packard Co.                              1,081,629        20,940,337
Wachovia Corp.                                     453,785        18,691,404
Merrill Lynch & Co. Inc.                           328,467        17,582,839
Morgan Stanley                                     343,725        17,344,364
U.S. Bancorp                                       680,274        16,319,773
Bank One Corp.                                     404,810        15,645,906
BellSouth Corp.                                    654,453        15,497,447
Procter & Gamble Co.                               165,625        15,373,313
ConocoPhillips                                     240,362        13,159,820
Comcast Corp. Class A/1/                           424,125        13,096,980
Washington Mutual Inc.                             329,518        12,973,124
Viacom Inc. Class B                                331,806        12,708,170
Du Pont (E.I.) de Nemours and Co.                  314,615        12,587,746
FleetBoston Financial Corp.                        372,389        11,227,528
Walt Disney Co. (The)                              540,519        10,902,268
McDonald's Corp.                                   450,585        10,606,771
Freddie Mac                                        190,148         9,954,248
Dow Chemical Co. (The)                             291,492         9,485,150
Allstate Corp. (The)                               249,302         9,107,002
Bristol-Myers Squibb Co.                           342,551         8,789,859
Goldman Sachs Group Inc. (The)                     100,781         8,455,526
Caterpillar Inc.                                   121,996         8,398,205
Schering-Plough Corp.                              520,229         7,928,290
Alcoa Inc.                                         299,355         7,831,127
Honeywell International Inc.                       294,115         7,749,930
United Technologies Corp.                           99,427         7,683,719
Southern Company                                   255,619         7,494,749
Gannett Co. Inc.                                    95,135         7,378,671
Prudential Financial Inc.                          195,402         7,300,219
Exelon Corp.                                       114,843         7,292,530
BB&T Corp.                                         197,575         7,094,918
Dominion Resources Inc.                            113,620         7,033,078
Bank of New York Co. Inc. (The)                    230,574         6,712,009
Ford Motor Company                                 622,990         6,709,602
General Motors Corp.                               163,817         6,705,030
International Paper Co.                            169,631         6,619,002
Emerson Electric Co.                               124,942         6,578,196
Kimberly-Clark Corp.                               125,409         6,435,990
AT&T Corp.                                         278,491         6,001,481
Lehman Brothers Holdings Inc.                       85,917         5,935,146
Motorola Inc.                                      484,786         5,802,888
National City Corp.                                195,640         5,763,554
Liberty Media Corp. Class A/1/                     577,601         5,758,682
Duke Energy Corp.                                  319,200         5,684,952
Northrop Grumman Corp.                              61,488         5,301,495
SunTrust Banks Inc.                                 87,411         5,277,002
Hartford Financial Services Group Inc.             100,032         5,264,684
Union Pacific Corp.                                 90,000         5,235,300
Cendant Corp./1/                                   278,176         5,199,109
Alltel Corp.                                       110,264         5,109,634
General Dynamics Corp.                              62,572         4,884,370
Sprint Corp. (FON Group)                           318,486         4,809,139
Coca-Cola Co. (The)                                111,595         4,794,121
Kroger Co./1/                                      267,294         4,776,544
PNC Financial Services Group                       100,302         4,772,369
Travelers Property Casualty Corp. Class B          298,761         4,744,325
State Street Corp.                                 105,266         4,736,970
Occidental Petroleum Corp.                         134,353         4,733,256
American Express Co.                               104,208         4,695,612
Weyerhaeuser Co.                                    77,593         4,535,311
Avon Products Inc.                                  70,123         4,527,141
Deere & Co.                                         84,802         4,520,795
Lockheed Martin Corp.                               97,686         4,508,209

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Gillette Co. (The)                                 138,548   $     4,430,765
CVS Corp.                                          139,585         4,335,510
Entergy Corp.                                       79,986         4,331,242
Sears, Roebuck and Co.                              97,510         4,264,112
Chubb Corp.                                         65,644         4,258,983
American Electric Power Co. Inc.                   139,933         4,197,990
FedEx Corp.                                         65,105         4,194,715
FPL Group Inc.                                      64,932         4,103,702
Raytheon Co.                                       145,442         4,072,376
ConAgra Foods Inc.                                 190,250         4,040,910
Apache Corp.                                        57,252         3,969,854
Golden West Financial Corp.                         44,125         3,949,629
Devon Energy Corp.                                  81,755         3,939,773
Equity Office Properties Trust                     142,667         3,927,623
KeyCorp                                            149,790         3,830,130
Burlington Northern Santa Fe Corp.                 132,023         3,811,504
Clear Channel Communications Inc.                   99,399         3,806,982
Sun Microsystems Inc./1/                         1,144,123         3,787,047
Air Products & Chemicals Inc.                       80,513         3,631,136
AT&T Wireless Services Inc./1/                     440,724         3,605,122
Safeway Inc./1/                                    156,739         3,595,593
Agilent Technologies Inc./1/                       158,629         3,507,287
PG&E Corp./1/                                      144,978         3,464,974
Hancock (John) Financial Services Inc.             102,398         3,461,052
Burlington Resources Inc.                           71,334         3,438,299
Countrywide Financial Corp.                         43,693         3,420,288
FirstEnergy Corp.                                  107,039         3,414,544
MetLife Inc.                                       120,730         3,386,477
Progress Energy Inc.                                75,933         3,375,981
Public Service Enterprise Group Inc.                80,033         3,361,386
Electronic Data Systems Corp.                      160,177         3,235,575
Consolidated Edison Inc.                            79,109         3,224,483
PepsiCo Inc.                                        69,581         3,188,897
Principal Financial Group Inc.                     102,866         3,187,817
SouthTrust Corp.                                   108,134         3,178,058
Lucent Technologies Inc./1/                      1,469,727         3,174,610
PPG Industries Inc.                                 60,139         3,140,459
Marathon Oil Corp.                                 109,793         3,129,101
Costco Wholesale Corp./1/                           99,986         3,107,565
Sara Lee Corp.                                     163,162         2,995,654
General Mills Inc.                                  63,591         2,993,228
Johnson Controls Inc.                               31,590         2,988,414
Fortune Brands Inc.                                 51,494         2,922,284
PACCAR Inc.                                         38,923         2,907,159
Comerica Inc.                                       62,072         2,892,555
Unocal Corp.                                        91,434         2,882,000
Kraft Foods Inc.                                    97,471         2,875,395
Equity Residential                                  96,580         2,827,862
MBIA Inc.                                           50,983         2,802,536
Masco Corp.                                        114,446         2,801,638
Federated Department Stores Inc.                    66,381         2,781,364
Tribune Co.                                         60,415         2,773,049
St. Paul Companies Inc.                             74,440         2,756,513
Northern Trust Corp.                                63,574         2,698,081
Regions Financial Corp.                             78,707         2,695,715
TXU Corp.                                          114,211         2,690,811
Apple Computer Inc./1/                             129,543         2,672,472
AmSouth Bancorp                                    124,423         2,640,256
Mellon Financial Corp.                              87,205         2,628,359
Bear Stearns Companies Inc. (The)                   35,065         2,622,862
Franklin Resources Inc.                             58,212         2,573,553
Wyeth                                               55,435         2,555,554
Norfolk Southern Corp.                             138,138         2,555,553
Marshall & Ilsley Corp.                             80,620         2,541,142
PPL Corp.                                           62,044         2,540,702
May Department Stores Co. (The)                    102,230         2,517,925
Heinz (H.J.) Co.                                    72,756         2,494,076
Praxair Inc.                                        40,070         2,482,337
Albertson's Inc.                                   120,368         2,475,970
Ameren Corp.                                        57,135         2,451,663
Waste Management Inc.                               93,473         2,446,188
Charter One Financial Inc.                          79,747         2,440,258
Archer-Daniels-Midland Co.                         183,858         2,410,378
Computer Sciences Corp./1/                          63,179         2,373,635
Limited Brands Inc.                                157,040         2,368,163
Eaton Corp.                                         26,427         2,341,961
Cinergy Corp.                                       62,413         2,290,557

SCHEDULES OF INVESTMENTS                                                      33
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Xerox Corp./1/                                     221,090   $     2,268,383
Jefferson-Pilot Corp.                               50,369         2,235,376
Union Planters Corp.                                70,365         2,226,349
Lincoln National Corp.                              62,906         2,225,614
MBNA Corp.                                          97,565         2,224,482
CIGNA Corp.                                         49,794         2,223,302
Monsanto Co.                                        92,656         2,218,185
CSX Corp.                                           75,747         2,215,600
General Motors Corp. Class H/1/                    154,457         2,210,280
DTE Energy Co.                                      59,402         2,191,340
Xcel Energy Inc.                                   141,324         2,186,282
3M Co.                                              31,590         2,181,921
Corning Inc./1/                                    229,293         2,159,940
Georgia-Pacific Corp.                               88,718         2,150,524
AFLAC Inc.                                          66,418         2,145,301
Eastman Kodak Co.                                  101,519         2,125,808
Anthem Inc./1/                                      29,703         2,118,715
Illinois Tool Works Inc.                            31,712         2,101,237
Constellation Energy Group Inc.                     58,603         2,096,815
UST Inc.                                            59,137         2,080,440
Anadarko Petroleum Corp.                            49,579         2,070,419
Penney (J.C.) Co. Inc. (Holding Co.)                96,544         2,063,145
M&T Bank Corp.                                      23,630         2,062,899
Dover Corp.                                         58,150         2,056,765
Simon Property Group Inc.                           46,559         2,029,041
CIT Group Inc.                                      69,953         2,011,848
Tenet Healthcare Corp./1/                          136,195         1,972,104
Genuine Parts Co.                                   61,621         1,970,640
KeySpan Corp.                                       55,767         1,956,306
Cincinnati Financial Corp.                          48,318         1,930,787
Edison International/1/                            100,831         1,925,872
Sovereign Bancorp Inc.                             103,701         1,923,654
Sempra Energy                                       64,996         1,908,283
Aetna Inc.                                          31,048         1,894,859
AON Corp.                                           90,294         1,882,630
Parker Hannifin Corp.                               41,878         1,871,947
Rohm & Haas Co.                                     55,958         1,871,795
Loews Corp.                                         46,149         1,863,035
NiSource Inc.                                       92,944         1,857,021
Newmont Mining Corp.                                47,365         1,851,498
Interpublic Group of Companies Inc.                130,120         1,837,294
General Growth Properties Inc.                      25,371         1,819,101
MeadWestvaco Corp.                                  71,043         1,811,597
National Commerce Financial Corp.                   72,545         1,804,920
Cox Communications Inc. Class A/1/                  56,902         1,799,241
First Tennessee National Corp.                      42,138         1,789,179
Zions Bancorporation                                31,958         1,784,854
ProLogis                                            57,952         1,753,048
Ambac Financial Group Inc.                          27,251         1,744,064
Starwood Hotels & Resorts Worldwide Inc.            50,041         1,741,427
CenturyTel Inc.                                     50,997         1,728,288
Williams Companies Inc.                            182,964         1,723,521
Dean Foods Co./1/                                   54,939         1,704,757
Archstone-Smith Trust                               64,590         1,703,884
Torchmark Corp.                                     41,159         1,672,702
Knight Ridder Inc.                                  25,061         1,671,569
Plum Creek Timber Co. Inc.                          64,866         1,650,191
Banknorth Group Inc.                                57,654         1,626,996
SAFECO Corp.                                        45,922         1,619,210
Avaya Inc./1/                                      147,889         1,611,990
Textron Inc.                                        40,710         1,606,010
Kerr-McGee Corp.                                    35,951         1,604,853
Huntington Bancshares Inc.                          81,063         1,604,237
Southwest Airlines Co.                              90,014         1,593,248
Murphy Oil Corp.                                    26,911         1,581,021
Compass Bancshares Inc.                             44,999         1,556,065
El Paso Corp.                                      212,615         1,552,089
Scientific-Atlanta Inc.                             49,765         1,550,180
Rockwell Automation Inc.                            58,950         1,547,438
Valero Energy Corp.                                 40,355         1,544,386
Office Depot Inc./1/                               109,485         1,538,264
UNUMProvident Corp.                                102,025         1,506,909
Kellogg Co.                                         44,219         1,474,704
Delphi Corp.                                       160,741         1,454,706
Capital One Financial Corp.                         25,381         1,447,732
Micron Technology Inc./1/                          107,852         1,447,374
Old Republic International Corp.                    42,777         1,415,491

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
North Fork Bancorp Inc.                             40,450   $     1,405,638
Duke Realty Corp.                                   48,000         1,401,600
Public Storage Inc.                                 35,532         1,393,920
Medco Health Solutions Inc./1/                      53,603         1,389,926
McKesson Corp.                                      41,564         1,383,666
Watson Pharmaceuticals Inc./1/                      33,073         1,378,813
iStar Financial Inc.                                35,025         1,364,224
Vornado Realty Trust                                28,284         1,358,763
SCANA Corp.                                         39,315         1,346,539
Kimco Realty Corp.                                  32,774         1,342,751
Radian Group Inc.                                   30,093         1,336,129
MGIC Investment Corp.                               25,623         1,334,190
HCA Inc.                                            36,192         1,334,037
Fidelity National Financial Inc.                    44,329         1,332,530
Popular Inc.                                        33,220         1,322,156
Diebold Inc.                                        25,820         1,307,783
Apartment Investment & Management Co.
 Class A                                            33,101         1,302,855
Marriott International Inc. Class A                 30,137         1,296,795
Liz Claiborne Inc.                                  38,085         1,296,794
Smurfit-Stone Container Corp.                       86,556         1,296,609
Sherwin-Williams Co. (The)                          43,801         1,288,187
Lennar Corp. Class A                                16,556         1,287,891
PeopleSoft Inc./1/                                  70,551         1,283,323
Grainger (W.W.) Inc.                                26,978         1,282,804
Nucor Corp.                                         27,936         1,281,704
Vulcan Materials Co.                                31,825         1,270,136
Jones Apparel Group Inc.                            42,384         1,268,553
Amerada Hess Corp.                                  25,305         1,267,780
Qwest Communications International Inc./1/         372,815         1,267,571
Wisconsin Energy Corp.                              41,246         1,260,890
GreenPoint Financial Corp.                          42,091         1,256,837
D.R. Horton Inc.                                    38,050         1,244,235
Whirlpool Corp.                                     18,252         1,236,938
Republic Services Inc.                              53,914         1,220,613
InterActiveCorp/1/                                  35,937         1,187,718
R.J. Reynolds Tobacco Holdings Inc.                 29,921         1,183,076
Janus Capital Group Inc.                            84,504         1,180,521
Campbell Soup Co.                                   44,365         1,175,672
Pulte Homes Inc.                                    17,270         1,174,533
Lear Corp./1/                                       22,223         1,169,819
Energy East Corp.                                   51,627         1,157,994
Colgate-Palmolive Co.                               20,613         1,152,061
SUPERVALU Inc.                                      47,717         1,138,528
Rouse Co. (The)                                     27,227         1,135,366
VF Corp.                                            29,162         1,134,693
Hibernia Corp. Class A                              55,694         1,128,360
Clorox Co.                                          24,568         1,126,934
Engelhard Corp.                                     40,661         1,125,090
Citizens Communications Co./1/                     100,061         1,121,684
Centex Corp.                                        14,303         1,113,918
Wendy's International Inc.                          34,326         1,108,730
Coca-Cola Enterprises Inc.                          57,782         1,101,325
ServiceMaster Co. (The)                            106,072         1,088,299
Sunoco Inc.                                         26,988         1,085,457
AutoNation Inc./1/                                  61,786         1,083,726
Boston Properties Inc.                              24,616         1,070,058
PMI Group Inc. (The)                                31,559         1,065,116
Host Marriott Corp./1/                              98,302         1,054,780
Pinnacle West Capital Corp.                         29,502         1,047,321
Tyson Foods Inc. Class A                            74,075         1,046,680
Pitney Bowes Inc.                                   27,175         1,041,346
Humana Inc./1/                                      57,326         1,034,734
SPX Corp./1/                                        22,695         1,027,630
Liberty Property Trust                              27,754         1,026,343
AvalonBay Communities Inc.                          21,789         1,019,725
Hershey Foods Corp.                                 13,957         1,014,395
Mercantile Bankshares Corp.                         25,264         1,010,560
Fluor Corp.                                         26,973         1,006,902
Sabre Holdings Corp.                                46,811         1,005,968
AmerisourceBergen Corp.                             18,606         1,005,654
Level 3 Communications Inc./1/                     185,440         1,005,085
Goodrich (B.F.) Co.                                 41,393         1,003,366
Health Care Property Investors Inc.                 21,478         1,003,023
American Power Conversion Corp.                     58,310           999,433
Vishay Intertechnology Inc./1/                      56,741           994,102
Pogo Producing Co.                                  21,764           985,474

SCHEDULES OF INVESTMENTS                                                      35
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Hilton Hotels Corp.                                 60,706   $       984,651
Thermo Electron Corp./1/                            45,123           979,169
Allied Capital Corp.                                39,817           979,100
Sanmina-SCI Corp./1/                               100,408           973,958
Fox Entertainment Group Inc. Class A/1/             34,755           972,792
NCR Corp./1/                                        30,323           960,936
Pepco Holdings Inc.                                 55,458           958,314
Cadence Design Systems Inc./1/                      70,058           938,777
Pioneer Natural Resources Co./1/                    36,677           933,796
Leggett & Platt Inc.                                43,063           931,453
Computer Associates International Inc.              35,663           931,161
King Pharmaceuticals Inc./1/                        61,194           927,089
Donnelley (R.R.) & Sons Co.                         37,231           925,935
Hasbro Inc.                                         49,495           924,567
Associated Bancorp                                  24,416           922,925
Eastman Chemical Co.                                27,467           920,144
Boeing Co. (The)                                    26,766           918,877
UnionBanCal Corp.                                   18,510           918,096
Commerce Bancshares Inc.                            20,949           916,519
Equitable Resources Inc.                            22,169           911,146
Park Place Entertainment Corp./1/                  100,612           906,514
Toys R Us Inc./1/                                   75,018           902,467
Solectron Corp./1/                                 153,916           900,409
ENSCO International Inc.                            33,567           900,267
Questar Corp.                                       29,120           897,187
NSTAR                                               18,827           894,283
Advanced Micro Devices Inc./1/                      80,373           892,944
CenterPoint Energy Inc.                             97,030           889,765
MDU Resources Group Inc.                            26,262           887,130
Washington Post Company (The) Class B                1,304           867,160
TECO Energy Inc.                                    62,498           863,722
Mohawk Industries Inc./1/                           12,066           860,547
Astoria Financial Corp.                             27,635           853,921
KB Home                                             14,203           847,351
Alliant Energy Corp.                                38,417           845,174
Nordstrom Inc.                                      34,062           845,078
Convergys Corp./1/                                  45,476           834,030
ALLETE Inc.                                         30,297           829,532
AMB Property Corp.                                  26,768           824,722
Foot Locker Inc.                                    50,414           816,707
Brown-Forman Corp. Class B                          10,293           814,382
Dana Corp.                                          52,773           814,287
Baker Hughes Inc.                                   27,267           806,831
Millennium Pharmaceuticals Inc./1/                  52,415           806,667
Northeast Utilities                                 44,968           805,827
Temple-Inland Inc.                                  16,524           802,240
New Plan Excel Realty Trust                         34,302           799,237
Ashland Inc.                                        24,233           796,054
Mack-Cali Realty Corp.                              20,270           794,584
Developers Diversified Realty Corp.                 26,553           793,138
Rockwell Collins Inc.                               31,166           786,942
Manor Care Inc.                                     26,150           784,500
Bausch & Lomb Inc.                                  17,744           783,398
Deluxe Corp.                                        19,475           781,726
Valspar Corp. (The)                                 16,653           776,862
Alberto-Culver Co. Class B                          13,130           772,307
Brunswick Corp.                                     30,037           771,350
DPL Inc.                                            44,931           770,567
Bowater Inc.                                        18,309           770,077
Phelps Dodge Corp./1/                               16,441           769,439
Energizer Holdings Inc./1/                          20,916           769,081
New York Times Co. Class A                          17,696           769,068
Invitrogen Corp./1/                                 13,261           769,005
Edwards (A.G.) Inc.                                 19,934           765,665
3Com Corp./1/                                      128,872           760,345
Newell Rubbermaid Inc.                              34,760           753,249
Fulton Financial Corp.                              37,491           752,819
Catellus Development Corp./1/                       30,665           749,759
Great Plains Energy Inc.                            24,688           748,540
Berkley (W.R.) Corp.                                21,841           748,273
Puget Energy Inc.                                   33,328           747,547
Weingarten Realty Investors                         16,421           738,945
Bemis Co.                                           16,669           738,437
Smucker (J.M.) Co. (The)                            17,476           736,788
City National Corp.                                 14,411           734,385
United Dominion Realty Trust Inc.                   39,950           731,485
Constellation Brands Inc./1/                        23,970           730,845

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Hospitality Properties Trust                        20,812   $       730,085
Wilmington Trust Corp.                              23,620           726,551
NTL Inc./1/                                         15,314           721,596
Bank of Hawaii Corp.                                21,442           720,022
LSI Logic Corp./1/                                  79,688           716,395
Sonoco Products Co.                                 32,588           715,307
Sigma-Aldrich Corp.                                 13,771           715,266
Valley National Bancorp                             25,541           711,061
Avnet Inc./1/                                       42,300           698,796
Macerich Co. (The)                                  18,420           695,355
Sky Financial Group Inc.                            30,591           688,603
Cullen/Frost Bankers Inc.                           18,414           685,553
Stanley Works (The)                                 23,168           683,919
OGE Energy Corp.                                    30,159           681,292
Hillenbrand Industries Inc.                         12,028           678,620
FirstMerit Corp.                                    27,398           677,827
Telephone & Data Systems Inc.                       11,976           677,123
United States Steel Corp.                           36,693           674,417
Compuware Corp./1/                                 125,701           673,757
Becton, Dickinson & Co.                             18,639           673,241
Protective Life Corp.                               22,515           672,073
Precision Castparts Corp.                           18,762           658,546
BorgWarner Inc.                                      9,629           653,328
Providian Financial Corp./1/                        55,132           650,006
Ryland Group Inc.                                    8,884           649,509
Webster Financial Corp.                             16,206           646,295
Hubbell Inc. Class B                                17,620           642,954
Martin Marietta Materials Inc.                      17,554           639,843
AGL Resources Inc.                                  22,541           634,980
Intersil Corp. Class A/1/                           26,620           633,556
Autodesk Inc.                                       37,140           632,123
Circuit City Stores Inc.                            66,276           631,610
Apogent Technologies Inc./1/                        30,207           630,118
Philadelphia Suburban Corp.                         26,097           628,416
Colonial BancGroup Inc. (The)                       43,425           627,057
Washington Federal Inc.                             24,729           623,418
Vectren Corp.                                       26,378           623,048
Pentair Inc.                                        15,538           619,500
Nationwide Financial Services Inc.                  19,730           618,338
Calpine Corp./1/                                   125,675           614,551
Lee Enterprises Inc.                                15,849           612,881
Belo (A.H.) Corp.                                   25,228           611,779
Pan Pacific Retail Properties Inc.                  14,184           609,912
Rayonier Inc.                                       14,960           607,376
Hormel Foods Corp.                                  26,420           607,132
Harrah's Entertainment Inc.                         14,384           605,710
Siebel Systems Inc./1/                              62,272           605,284
Ryder System Inc.                                   20,628           604,813
Independence Community Bank Corp.                   17,288           603,870
BancorpSouth Inc.                                   27,529           602,885
MGM Grand Inc./1/                                   16,482           602,417
StanCorp Financial Group Inc.                       10,446           600,123
PacifiCare Health Systems Inc./1/                   12,293           599,898
Lubrizol Corp.                                      18,303           593,932
First American Corp.                                23,846           593,765
Thornburg Mortgage Inc.                             23,360           591,709
Roslyn Bancorp Inc.                                 25,140           590,287
Tellabs Inc./1/                                     86,499           587,328
Harris Corp.                                        16,380           586,240
Cabot Corp.                                         20,472           583,657
Lyondell Chemical Co.                               45,426           580,544
Snap-On Inc.                                        20,932           578,770
BRE Properties Inc. Class A                         17,548           578,733
Tech Data Corp./1/                                  18,702           576,957
Federal Realty Investment Trust                     15,564           573,689
CenterPoint Properties Corp.                         8,365           569,740
Arden Realty Inc.                                   20,405           569,708
FNB Corp. (Florida)                                 16,501           569,285
Sirius Satellite Radio Inc./1/                     310,501           568,217
Hawaiian Electric Industries Inc.                   13,033           567,326
Smithfield Foods Inc./1/                            29,452           565,478
Autoliv Inc.                                        18,650           562,670
CNF Inc.                                            17,485           560,394
CarrAmerica Realty Corp.                            18,702           558,255
Storage Technology Corp./1/                         23,051           556,451
Annaly Mortgage Management Inc.                     33,881           556,326
McGraw-Hill Companies Inc. (The)                     8,949           556,001
Harsco Corp.                                        14,437           555,391

SCHEDULES OF INVESTMENTS                                                      37
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
L-3 Communications Holdings Inc./1/                 12,782   $       552,822
Cummins Inc.                                        12,434           552,443
E*TRADE Group Inc./1/                               59,635           552,220
XTO Energy Inc.                                     26,277           551,554
Nicor Inc.                                          15,653           550,046
ONEOK Inc.                                          27,081           546,224
Shurgard Storage Centers Inc. Class A               15,454           545,526
Tektronix Inc./1/                                   21,973           543,832
Leucadia National Corp.                             14,235           538,795
Wrigley (William Jr.) Co.                            9,739           538,567
RPM International Inc.                              41,231           538,477
Maxtor Corp./1/                                     44,081           536,466
Peoples Energy Corp.                                12,880           532,974
National Fuel Gas Co.                               23,324           532,953
XM Satellite Radio Holdings Inc.
 Class A/1/                                         34,270           532,213
Teleflex Inc.                                       12,198           529,759
Neiman-Marcus Group Inc. Class A/1/                 12,664           528,089
Pactiv Corp./1/                                     25,642           520,020
MONY Group Inc. (The)                               15,841           515,625
Raymond James Financial Inc.                        14,116           513,117
Saks Inc./1/                                        44,397           511,897
TCF Financial Corp.                                 10,666           511,435
Delta Air Lines Inc.                                38,382           510,481
Omnicare Inc.                                       14,115           508,987
Old National Bancorp                                22,759           508,664
Arrow Electronics Inc./1/                           27,497           505,670
Unitrin Inc.                                        16,413           499,940
Toll Brothers Inc./1/                               16,428           499,740
Hudson United Bancorp                               14,207           499,660
Markel Corp./1/                                      1,867           498,489
New York Community Bancorp Inc.                     15,682           494,140
Coors (Adolf) Company Class B                        9,179           493,463
Ingram Micro Inc. Class A/1/                        37,770           492,898
First Midwest Bancorp Inc.                          16,580           492,592
Cytec Industries Inc./1/                            13,462           491,363
Reebok International Ltd.                           14,695           491,254
Reliant Resources Inc./1/                           95,639           489,672
Transatlantic Holdings Inc.                          6,883           489,519
Whitney Holding Corp.                               14,362           488,308
Service Corp. International/1/                     106,573           487,039
Realty Income Corp.                                 12,229           484,880
American Capital Strategies Ltd.                    19,235           478,182
CIENA Corp./1/                                      80,826           477,682
McCormick & Co. Inc.                                17,283           473,900
WGL Holdings Inc.                                   17,115           472,032
Helmerich & Payne Inc.                              18,056           471,984
Hudson City Bancorp Inc.                            15,303           471,945
Trustmark Corp.                                     17,338           470,380
Healthcare Realty Trust Inc.                        14,675           469,306
Carlisle Companies Inc.                             10,705           466,952
WPS Resources Corp.                                 11,277           464,612
Park National Corp.                                  4,149           464,273
Noble Energy Inc.                                   12,061           461,936
Camden Property Trust                               11,984           460,545
HRPT Properties Trust                               49,725           454,486
Triad Hospitals Inc./1/                             14,815           448,598
Owens-Illinois Inc./1/                              38,939           444,683
Forest City Enterprises Inc. Class A                10,134           443,362
T. Rowe Price Group Inc.                            10,728           442,637
AptarGroup Inc.                                     12,047           442,004
HON Industries Inc.                                 11,948           441,598
International Rectifier Corp./1/                    11,784           441,193
Chelsea Property Group Inc.                          8,983           430,286
Crane Co.                                           18,320           428,871
Automatic Data Processing Inc.                      11,942           428,121
Piedmont Natural Gas Co.                            10,929           426,231
UGI Corp.                                           14,720           425,850
AGCO Corp./1/                                       24,765           424,472
Metro-Goldwyn-Mayer Inc./1/                         27,588           423,200
Borders Group Inc./1/                               22,242           420,819
IndyMac Bancorp Inc.                                17,950           415,901
Mercury General Corp.                                9,267           414,976
La-Z-Boy Inc.                                       18,570           412,254
ICOS Corp./1/                                       10,719           410,752
Ethan Allen Interiors Inc.                          11,406           410,616
Imation Corp.                                       12,555           409,921

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Provident Financial Group Inc.                      14,513   $       405,783
Duquesne Light Holdings Inc.                        26,131           405,030
Packaging Corporation of America/1/                 20,755           403,062
Comverse Technology Inc./1/                         26,828           401,347
Crescent Real Estate Equities Co.                   27,576           399,852
ArvinMeritor Inc.                                   22,212           395,596
Lafarge North America Inc.                          11,287           392,788
Furniture Brands International Inc./1/              16,255           391,745
Jeffries Group Inc.                                 13,610           391,288
HCC Insurance Holdings Inc.                         13,394           389,498
Novell Inc./1/                                      72,846           388,269
Readers Digest Association Inc. (The)               27,575           385,774
Viad Corp.                                          16,139           385,399
Lancaster Colony Corp.                               9,677           384,854
Ceridian Corp./1/                                   20,592           383,423
Allied Waste Industries Inc./1/                     35,458           382,946
Westamerica Bancorp                                  8,615           382,937
McClatchy Co. (The) Class A                          6,434           382,694
Valassis Communications Inc./1/                     14,486           382,430
Advanced Fibre Communications Inc./1/               18,185           381,339
Boise Cascade Corp.                                 13,812           381,211
IKON Office Solutions Inc.                          52,070           380,632
International Bancshares Corp.                       9,091           376,822
Unisys Corp./1/                                     27,837           376,635
American Tower Corp. Class A/1/                     37,018           375,733
Polo Ralph Lauren Corp.                             13,943           373,951
CBL & Associates Properties Inc.                     7,464           372,454
United Bancshares Inc.                              12,434           372,398
Airgas Inc.                                         20,777           369,831
ADC Telecommunications Inc./1/                     158,200           368,606
Health Net Inc./1/                                  11,591           367,087
Pride International Inc./1/                         21,361           362,069
Downey Financial Corp.                               7,737           361,550
PerkinElmer Inc.                                    23,496           359,724
AmeriCredit Corp./1/                                34,660           356,998
Trizec Properties Inc.                              29,035           355,969
Polycom Inc./1/                                     21,214           352,365
Rowan Companies Inc./1/                             14,304           351,592
Halliburton Co.                                     14,492           351,431
Dynegy Inc. Class A/1/                              97,162           349,783
Kinder Morgan Inc.                                   6,458           348,797
Scotts Co. (The) Class A/1/                          6,333           346,415
Big Lots Inc./1/                                    21,872           345,796
Media General Inc. Class A                           5,612           342,893
Peabody Energy Corp.                                10,874           341,117
Barnes & Noble Inc./1/                              13,242           336,479
Novellus Systems Inc./1/                             9,860           332,775
Erie Indemnity Co. Class A                           8,532           331,895
Mills Corp.                                          8,402           330,619
Fairchild Semiconductor International
 Inc. Class A/1/                                    19,758           327,588
Newfield Exploration Co./1/                          8,481           327,112
Atmel Corp./1/                                      81,312           326,061
Loews Corporation - Carolina Group                  14,053           323,219
Neurocrine Biosciences Inc./1/                       6,485           321,137
M.D.C. Holdings Inc.                                 5,931           320,274
Cypress Semiconductor Corp./1/                      18,080           319,654
National Semiconductor Corp./1/                      9,893           319,445
BearingPoint Inc./1/                                39,783           317,468
Regency Centers Corp.                                8,615           317,463
American National Insurance Co.                      3,671           312,219
Tidewater Inc.                                      10,954           309,998
Human Genome Sciences Inc./1/                       22,584           308,497
Blyth Inc.                                          11,363           306,574
Navistar International Corp./1/                      8,218           306,367
Gemstar-TV Guide International Inc./1/              64,396           304,593
PepsiAmericas Inc.                                  20,862           302,290
International Flavors & Fragrances Inc.              9,046           299,242
Del Monte Foods Co./1/                              34,134           297,307
Henry Schein Inc./1/                                 5,204           295,067
Manpower Inc.                                        7,896           292,942
Dial Corp. (The)                                    13,597           292,879
Mandalay Resort Group                                7,326           290,183

SCHEDULES OF INVESTMENTS                                                      39
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Florida Rock Industries Inc.                         5,818   $       288,573
Hunt (J.B.) Transport Services Inc./1/              11,018           286,688
Applied Micro Circuits Corp./1/                     58,592           285,343
American Axle & Manufacturing Holdings
 Inc./1/                                             9,609           284,234
Winn-Dixie Stores Inc.                              29,146           281,259
Reinsurance Group of America Inc.                    6,886           280,605
VeriSign Inc./1/                                    20,345           274,047
People's Bank                                        9,008           269,700
Scholastic Corp./1/                                  9,364           269,590
Premcor Inc./1/                                     11,541           267,405
Integrated Device Technology Inc./1/                21,510           267,154
AMETEK Inc.                                          6,200           265,732
American Financial Group Inc.                       12,110           263,392
Avery Dennison Corp.                                 5,206           263,007
AVX Corp.                                           19,018           260,356
ICN Pharmaceuticals Inc.                            15,138           259,768
CBRL Group Inc.                                      7,295           258,827
Hearst-Argyle Television Inc./1/                    10,623           257,077
Legg Mason Inc.                                      3,550           256,310
Applera Corp. - Applied Biosystems Group            11,385           253,999
Affiliated Computer Services Inc.
 Class A/1/                                          4,988           242,866
Synovus Financial Corp.                              9,685           242,028
Cousins Properties Inc.                              8,684           240,981
WellPoint Health Networks Inc./1/                    3,108           239,565
Tootsie Roll Industries Inc.                         7,595           235,445
Renal Care Group Inc./1/                             6,877           234,850
Alleghany Corp./1/                                   1,196           233,519
Regis Corp.                                          7,260           233,046
Western Gas Resources Inc.                           6,105           231,990
CheckFree Corp./1/                                  11,580           231,600
Hovnanian Enterprises Inc. Class A/1/                3,514           226,196
Capitol Federal Financial                            7,641           224,340
Radio One Inc. Class D/1/                           15,456           221,948
LNR Property Corp.                                   5,413           221,662
Meredith Corp.                                       4,792           221,247
BOK Financial Corp./1/                               5,871           221,161
Outback Steakhouse Inc.                              5,778           218,813
Smith International Inc./1/                          6,037           217,211
National-Oilwell Inc./1/                            11,865           215,231
Equifax Inc.                                         9,457           210,607
Emulex Corp./1/                                      8,078           205,747
Pepsi Bottling Group Inc.                            9,950           204,771
Community Health Systems Inc./1/                     9,433           204,696
Performance Food Group Co./1/                        5,016           204,201
Instinet Group Inc./1/                              42,420           202,301
LaBranche & Co. Inc.                                13,783           201,232
Darden Restaurants Inc.                             10,569           200,811
Rite Aid Corp./1/                                   38,644           199,403
WellChoice Inc./1/                                   6,616           199,340
Regal Entertainment Group Class A                   10,626           197,644
IDT Corp./1/                                        10,950           193,596
Westport Resources Corp./1/                          8,200           193,028
Blockbuster Inc.                                     9,009           189,189
Danaher Corp.                                        2,557           188,860
SunGard Data Systems Inc./1/                         7,119           187,301
Brocade Communications Systems Inc./1/              35,392           184,746
Wesco Financial Corp.                                  523           177,804
Diamond Offshore Drilling Inc.                       9,251           176,694
Werner Enterprises Inc.                              7,628           174,757
Pall Corp.                                           7,731           173,484
Michaels Stores Inc.                                 4,148           169,072
CNA Financial Corp./1/                               8,025           168,685
Steelcase Inc. Class A                              14,221           167,523
Student Loan Corp.                                   1,403           167,420
Ball Corp.                                           3,071           165,834
Varco International Inc./1/                          9,663           163,401
Worthington Industries Inc.                         12,712           159,663
UnitedGlobalCom Inc. Class A/1/                     25,909           158,304
Crown Castle International Corp./1/                 16,774           157,843
Timken Co. (The)                                    10,304           157,033
Jabil Circuit Inc./1/                                5,972           155,571
Lamar Advertising Co./1/                             5,294           155,326
WebMD Corp./1/                                      16,907           150,810

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Molex Inc.                                           5,265   $       150,526
PanAmSat Corp./1/                                   10,168           147,233
First Bancorp                                        4,616           141,942
Alliant Techsystems Inc./1/                          2,883           138,528
Bard (C.R.) Inc.                                     1,950           138,450
Church & Dwight Co. Inc.                             3,930           137,511
Pier 1 Imports Inc.                                  6,958           133,872
ITT Industries Inc.                                  2,181           130,511
Swift Transportation Co. Inc./1/                     5,682           128,925
Acxiom Corp./1/                                      8,023           126,442
Symbol Technologies Inc.                            10,489           125,344
Texas Genco Holdings Inc.                            5,102           121,428
Chesapeake Energy Corp.                             11,254           121,318
O'Reilly Automotive Inc./1/                          3,294           121,120
Protein Design Labs Inc./1/                          8,673           120,208
Laboratory Corp. of America Holdings/1/              3,945           113,222
Univision Communications Inc. Class A/1/             3,541           113,079
Key Energy Services Inc./1/                         11,704           112,944
Jacobs Engineering Group Inc./1/                     2,482           111,938
DoubleClick Inc./1/                                 10,089           108,659
BMC Software Inc./1/                                 7,755           108,027
Cox Radio Inc. Class A/1/                            4,896           107,076
Rent-A-Center Inc./1/                                3,307           106,816
International Speedway Corp. Class A                 2,419           106,170
Interactive Data Corp./1/                            6,688           105,670
Commerce Bancorp Inc.                                2,191           104,971
Andrx Group/1/                                       5,482           101,472
United States Cellular Corp./1/                      3,445           100,250
GTECH Holdings Corp.                                 2,321            99,455
Donaldson Co. Inc.                                   1,799            96,966
Wynn Resorts Ltd./1/                                 5,171            94,009
DST Systems Inc./1/                                  2,484            93,398
Entravision Communications Corp./1/                  9,108            86,526
Estee Lauder Companies Inc. Class A                  2,526            86,137
Odyssey Re Holdings Corp.                            4,171            85,839
Cablevision Systems Corp./1/                         4,470            80,907
Network Associates Inc./1/                           5,666            77,964
Avocent Corp./1/                                     2,484            75,240
Universal Health Services Inc. Class B/1/            1,518            75,065
Cooper Cameron Corp./1/                              1,537            71,025
Friedman, Billings, Ramsey Group, Inc.
 Class A                                             4,041            69,707
Neuberger Berman Inc.                                1,646            68,918
Southern Peru Copper Corp.                           2,891            63,949
Entercom Communications Corp./1/                     1,235            55,353
Harte-Hanks Inc.                                     2,698            49,751
Talbots Inc. (The)                                   1,115            38,858
Claire's Stores Inc.                                 1,031            34,497
MSC Industrial Direct Co. Inc. Class A               1,591            33,172
BISYS Group Inc. (The)/1/                            2,290            30,113
Steris Corp./1/                                      1,297            29,857
Global Payments Inc.                                   730            26,280
Grant Prideco Inc./1/                                2,451            24,976
West Corp./1/                                          462            10,991
McLeodUSA Inc. Class A Escrow/2/                    59,330                 -
TOTAL COMMON STOCKS
 (Cost: $1,703,709,515)                                        1,672,073,503

SHORT TERM INVESTMENTS - 6.09%

MONEY MARKET FUNDS - 3.68%
Barclays Global Investors Funds
 Institutional Money Market
 Fund, Institutional Shares/3/,/4/              41,449,044        41,449,044
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/3/,/4/                                  14,733,212        14,733,212
BlackRock Temp Cash Money Market Fund/3/           654,478           654,478
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/3/                       3,473,709         3,473,709

SCHEDULES OF INVESTMENTS                                                      41
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Short Term Investment Co. -
 Prime Money Market
 Portfolio, Institutional Shares/3/              1,339,383   $     1,339,383
                                                                  61,649,826

FLOATING RATE NOTES - 1.39%
Beta Finance Inc.
  1.08%, 05/20/04/3/                         $     669,691           669,628
  1.08%, 09/15/04/3/                             1,339,383         1,339,255
  1.17%, 08/23/04/3/                               669,691           670,205
CC USA Inc.
  1.06%, 05/24/04/3/                             1,339,383         1,339,297
  1.08%, 04/19/04/3/                               589,328           589,312
  1.12%, 07/15/04/3/                               669,691           669,881
Dorada Finance Inc.
  1.08%, 05/20/04/3/                             1,339,383         1,339,256
  1.24%, 08/09/04/3/                               334,846           334,803
Five Finance Inc.
  1.09%, 04/15/04/3/                               669,691           669,691
HBOS Treasury Services PLC
  1.13%, 06/24/08/3/                             1,339,383         1,339,383
Holmes Financing PLC
  1.08%, 04/15/04/3/                               267,877           267,877
K2 USA LLC
  1.08%, 08/16/04/3/                               334,846           334,802
  1.08%, 09/27/04/3/                             1,446,534         1,446,320
  1.09%, 04/13/04/3/                               669,691           669,674
  1.09%, 05/17/04/3/                               669,691           669,671
Links Finance LLC
  1.05%, 07/20/04/3/                               535,753           535,667
  1.08%, 05/04/04/3/                               669,691           669,672
  1.08%, 06/28/04/3/                               669,691           669,593
  1.09%, 03/29/04/3/                               669,691           669,691
Nationwide Building Society
  1.08%, 07/23/04/3/                             1,004,537         1,004,537
Sigma Finance Inc.
  1.05%, 07/20/04/3/                               669,691           669,584
  1.07%, 10/15/03/3/                             1,339,383         1,339,378
  1.07%, 07/01/04/3/                               669,691           669,566
  1.24%, 08/06/04/3/                               334,846           334,817

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Tango Finance Corp.
  1.05%, 07/15/04/3/                         $     401,815   $       401,710
  1.06%, 07/06/04/3/                               401,815           401,783
WhistleJacket Capital LLC
  1.08%, 09/15/04/3/                               669,691           669,563
White Pine Finance LLC
  1.08%, 05/17/04/3/                               803,630           803,630
  1.08%, 07/06/04/3/                               803,630           803,571
  1.08%, 08/26/04/3/                               669,691           669,598
  1.09%, 04/20/04/3/                               669,691           669,691
                                                                  23,331,106

COMMERCIAL PAPER - 0.73%
Amsterdam Funding Corp.
  1.06%, 10/16/03/3/                               636,207           635,928
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/3/                               669,691           669,379
Edison Asset Securitization
  1.07%, 10/23/03/3/                             1,259,020         1,258,197
Gemini Securitization Corp.
  1.05%, 10/17/03/3/                               468,784           468,565
Greenwich Funding Corp.
  1.06%, 10/16/03/3/                               790,236           789,887
Jupiter Securitization Corp.
  1.05%, 10/20/03/3/                               669,691           669,320
New Center Asset Trust
  1.06%, 10/22/03/3/                               669,691           669,277
Park Avenue Receivables Corp.
  1.05%, 10/20/03/3/                               669,691           669,320
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                               669,691           669,553
Receivables Capital Corp.
  1.05%, 10/15/03/3/                               450,140           449,956
Sydney Capital Corp.
  1.07%, 10/17/03/3/                               542,450           542,192
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/3/                             1,339,383         1,339,115
  1.05%, 10/15/03/3/                               669,691           669,418
  1.11%, 10/01/03/3/                             2,678,766         2,678,766
                                                                  12,178,873

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
TIME DEPOSITS - 0.23%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/3/                         $     669,691   $       669,691
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/3/                               334,846           334,846
  1.08%, 10/30/03/3/                               535,753           535,753
  1.37%, 08/26/04/3/                             1,339,383         1,339,383
Toronto-Dominion Bank
  1.33%, 08/23/04/3/                               870,599           870,207
                                                                   3,749,880

REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/3/                             1,071,506         1,071,506
                                                                   1,071,506
TOTAL SHORT TERM INVESTMENTS
 (Cost: $101,981,191)                                            101,981,191

TOTAL INVESTMENTS IN
 SECURITIES - 105.99%
 (Cost $1,805,690,706)                                         1,774,054,694
OTHER ASSETS, LESS LIABILITIES - (5.99%)                        (100,311,881)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,673,742,813
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.
/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      43

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.92%
Andrew Corp./1/                                    674,989   $     8,295,615
AMR Corp./1/                                       714,850         8,185,032
Overture Services Inc./1/                          291,226         7,714,577
Cytyc Corp./1/                                     512,444         7,707,158
Titan Corp. (The)/1/                               362,945         7,563,774
RF Micro Devices Inc./1/                           785,562         7,297,871
Avid Technology Inc./1/                            136,309         7,202,568
Conexant Systems Inc./1/                         1,224,053         6,928,140
Sybase Inc./1/                                     398,312         6,775,287
Pacific Sunwear of California Inc./1/              322,990         6,672,973
Louisiana-Pacific Corp./1/                         478,019         6,587,102
AnnTaylor Stores Corp./1/                          203,838         6,551,353
Zale Corp./1/                                      146,649         6,512,682
Cymer Inc./1/                                      157,797         6,501,236
Covance Inc./1/                                    280,864         6,285,736
Sonus Networks Inc./1/                             905,723         6,276,660
York International Corp.                           181,243         6,269,195
Skyworks Solutions Inc./1/                         675,443         6,146,531
BJ's Wholesale Club Inc./1/                        316,698         6,134,440
Accredo Health Inc./1/                             218,328         6,111,001
AmerUs Group Co.                                   178,596         6,072,264
Affiliated Managers Group Inc./1/                   96,097         6,034,892
Take-Two Interactive Software Inc./1/              176,487         6,030,561
Vitesse Semiconductor Corp./1/                     939,481         6,012,678
INAMED Corp./1/                                     81,256         5,968,253
TECHNE Corp./1/                                    186,287         5,922,064
Gen-Probe Inc./1/                                  108,790         5,893,154
Highwoods Properties Inc.                          244,436         5,832,243
Abgenix Inc./1/                                    401,788         5,821,908
Fred's Inc.                                        176,491         5,817,143
Briggs & Stratton Corp.                             98,837         5,807,662
Ventas Inc.                                        338,907         5,802,088
Allmerica Financial Corp./1/                       243,043         5,786,854
UCBH Holdings Inc.                                 191,366         5,784,994
Energen Corp.                                      159,667         5,776,752
Cooper Companies Inc.                              141,276         5,756,997
First Industrial Realty Trust Inc.                 179,360         5,752,075
OSI Pharmaceuticals Inc./1/                        177,065         5,749,301
Health Care REIT Inc.                              184,395         5,688,586
Kennametal Inc.                                    152,035         5,686,109
Westar Energy Inc.                                 305,788         5,641,789
CACI International Inc. Class A/1/                 131,266         5,624,748
Gateway Inc./1/                                    990,847         5,608,194
Standard-Pacific Corp.                             147,173         5,577,857
NBTY Inc./1/                                       235,363         5,495,726
Oshkosh Truck Corp.                                138,367         5,480,717
American Greetings Corp. Class A/1/                281,645         5,472,362
Atmos Energy Corp.                                 228,070         5,459,996
Martek Biosciences Corp./1/                        103,642         5,458,824
Roper Industries Inc.                              125,030         5,445,057
Mentor Graphics Corp./1/                           308,057         5,400,239
MGI Pharma Inc./1/                                 137,304         5,390,555
OfficeMax Inc./1/                                  567,785         5,320,145
Alexander & Baldwin Inc.                           189,161         5,311,641
South Financial Group Inc. (The)                   213,174         5,305,901
Reckson Associates Realty Corp.                    229,213         5,297,112
Allegheny Energy Inc./1/                           578,577         5,288,194
United Stationers Inc./1/                          139,584         5,259,525
Corn Products International Inc.                   164,569         5,241,523
P.F. Chang's China Bistro Inc./1/                  115,563         5,240,782
Citizens Banking Corp.                             197,730         5,222,049
Panera Bread Co. Class A/1/                        127,086         5,205,443
Dade Behring Holdings Inc./1/                      183,044         5,170,993
PETCO Animal Supplies Inc./1/                      163,663         5,106,286
Crown Holdings Inc./1/                             753,565         5,086,564
Beazer Homes USA Inc./1/                            59,909         5,056,320
Airtran Holdings Inc./1/                           301,581         5,051,482
Toro Co.                                           111,868         5,034,060
KEMET Corp./1/                                     393,991         5,019,445
PNM Resources Inc.                                 178,770         5,012,711
Home Properties of New York Inc.                   127,274         4,989,141
Continental Airlines Inc. Class B/1/               300,423         4,981,013
Phoenix Companies Inc.                             430,188         4,968,671
Pediatrix Medical Group Inc./1/                    107,723         4,960,644
Semtech Corp./1/                                   268,385         4,954,387
Medicines Co. (The)/1/                             190,539         4,954,014

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Patina Oil & Gas Corp.                             136,356   $     4,941,541
Greater Bay Bancorp                                237,338         4,936,630
Commercial Federal Corp.                           202,129         4,921,841
Ascential Software Corp./1/                        265,027         4,910,950
Intergraph Corp./1/                                210,646         4,903,839
First Niagara Financial Group Inc.                 323,321         4,882,147
Charter Communications Inc. Class A/1/           1,184,674         4,880,857
Extended Stay America Inc./1/                      325,728         4,863,119
Varian Semiconductor Equipment Associates
 Inc./1/                                           129,855         4,863,070
Hot Topic Inc./1/                                  215,442         4,856,063
Washington Real Estate Investment Trust            166,412         4,825,948
Hyperion Solutions Corp./1/                        166,602         4,809,800
Arbitron Inc./1/                                   136,022         4,801,577
Activision Inc./1/                                 401,690         4,800,195
Linens 'N Things Inc./1/                           201,577         4,793,501
Pacific Capital Bancorp                            157,110         4,790,284
Kronos Inc./1/                                      90,485         4,787,561
Universal Corp.                                    113,490         4,781,334
Evergreen Resources Inc./1/                        176,798         4,773,546
Essex Property Trust Inc.                           76,017         4,767,026
Benchmark Electronics Inc./1/                      112,623         4,760,574
Cooper Tire & Rubber Co.                           298,956         4,744,432
IGEN International Inc./1/                          82,043         4,742,085
Southwest Bancorp of Texas Inc.                    129,168         4,715,924
Staten Island Bancorp Inc.                         242,436         4,715,380
Strayer Education Inc.                              48,679         4,707,746
Nationwide Health Properties Inc.                  268,690         4,699,388
Electronics For Imaging Inc./1/                    201,419         4,697,091
Cabot Microelectronics Corp./1/                     84,125         4,689,127
Hercules Inc./1/                                   413,393         4,683,743
Arch Coal Inc.                                     210,631         4,678,115
Lexar Media Inc./1/                                273,747         4,664,649
Susquehanna Bancshares Inc.                        181,357         4,660,875
Idex Corp.                                         126,104         4,595,230
Alliance Gaming Corp./1/                           225,531         4,573,769
CMS Energy Corp.                                   619,640         4,566,747
OmniVision Technologies Inc./1/                    108,111         4,566,609
SkyWest Inc.                                       263,429         4,562,590
Tetra Tech Inc./1/                                 229,156         4,562,496
Chittenden Corp.                                   153,020         4,552,345
Waste Connections Inc./1/                          129,054         4,528,505
Goodyear Tire & Rubber Co. (The)                   688,973         4,526,553
Black Hills Corp.                                  146,557         4,522,749
United Online Inc./1/                              130,112         4,517,489
SL Green Realty Corp.                              125,084         4,516,783
Invacare Corp.                                     119,878         4,505,015
Western Wireless Corp. Class A/1/                  240,477         4,482,491
Sonic Corp./1/                                     177,219         4,480,096
New Jersey Resources Corp.                         123,964         4,467,663
Dycom Industries Inc./1/                           218,839         4,462,127
IDACORP Inc.                                       174,936         4,460,868
CLARCOR Inc.                                       113,957         4,444,323
EarthLink Inc./1/                                  538,730         4,433,748
East West Bancorp Inc.                             103,602         4,428,985
Legato Systems Inc./1/                             395,022         4,428,197
Thor Industries Inc.                                81,801         4,418,890
Forest Oil Corp./1/                                184,256         4,412,931
Prentiss Properties Trust                          142,095         4,404,945
Community First Bankshares Inc.                    166,441         4,399,036
Plantronics Inc./1/                                183,223         4,373,533
Sybron Dental Specialties Inc./1/                  174,421         4,372,734
Odyssey Healthcare Inc./1/                         146,448         4,367,079
Tractor Supply Co./1/                              133,036         4,364,911
Flowserve Corp./1/                                 214,788         4,360,196
Sylvan Learning Systems Inc./1/                    159,526         4,351,869
Brink's Co. (The)                                  248,483         4,313,665
Vertex Pharmaceuticals Inc./1/                     350,526         4,311,470
Southern Union Co./1/                              253,605         4,311,285
Callaway Golf Co.                                  300,626         4,289,933
Documentum Inc./1/                                 201,111         4,285,675
Bob Evans Farms Inc.                               160,147         4,277,526
Hilb, Rogal & Hamilton Co.                         137,260         4,260,550
Tom Brown Inc./1/                                  165,525         4,253,993
Mentor Corp.                                       185,801         4,236,263
AMERIGROUP Corp./1/                                 94,623         4,223,024

SCHEDULES OF INVESTMENTS                                                      45
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
TrustCo Bank Corp. NY                              340,369   $     4,206,961
Varian Inc./1/                                     134,069         4,199,041
CEC Entertainment Inc./1/                          106,846         4,188,363
Alexandria Real Estate Equities Inc.                86,866         4,172,174
Provident Financial Services Inc.                  217,040         4,158,486
Trinity Industries Inc.                            160,763         4,155,724
Investment Technology Group Inc./1/                216,291         4,148,461
Superior Industries International Inc.             102,236         4,145,670
Hollywood Entertainment Corp./1/                   242,918         4,129,606
LifePoint Hospitals Inc./1/                        171,177         4,116,807
Landstar System Inc./1/                             67,273         4,104,998
Emmis Communications Corp./1/                      203,192         4,100,415
Cognex Corp.                                       155,206         4,080,366
Men's Wearhouse Inc. (The)/1/                      158,993         4,078,170
Yellow Corp./1/                                    135,711         4,055,045
FMC Corp./1/                                       160,887         4,054,352
Minerals Technologies Inc.                          79,413         4,042,122
GATX Corp.                                         191,020         4,040,073
Alkermes Inc./1/                                   294,458         4,039,964
Gables Residential Trust                           124,901         4,036,800
Kellwood Co.                                       120,231         4,021,727
Payless ShoeSource Inc./1/                         310,608         4,019,268
Commerce Group Inc.                                105,785         4,015,599
Commonwealth Telephone Enterprises Inc./1/          99,952         4,011,074
Cincinnati Bell Inc./1/                            787,280         4,007,255
Albemarle Corp.                                    145,757         4,001,030
Cerner Corp./1/                                    129,581         4,000,165
Mueller Industries Inc./1/                         156,565         3,984,579
Advanced Digital Information Corp./1/              283,081         3,968,796
Quiksilver Inc./1/                                 248,524         3,963,958
Corrections Corp. of America/1/                    160,358         3,956,032
Visteon Corp.                                      598,686         3,951,328
Taubman Centers Inc.                               201,466         3,948,734
Dillards Inc. Class A                              281,858         3,940,375
La Quinta Corp./1/                                 632,118         3,938,095
Delta & Pine Land Co.                              171,135         3,937,816
Gartner Inc. Class A/1/                            356,932         3,933,391
Post Properties Inc.                               144,263         3,928,281
United Rentals Inc./1/                             243,033         3,910,401
Power Integrations Inc./1/                         117,402         3,902,442
Olin Corp.                                         246,308         3,896,593
USF Corp.                                          123,499         3,886,514
LandAmerica Financial Group Inc.                    84,724         3,883,748
MPS Group Inc./1/                                  430,961         3,878,649
Brookline Bancorp Inc.                             263,348         3,876,483
Banta Corp.                                        107,575         3,872,700
Flir Systems Inc./1/                               150,981         3,868,133
Applera Corp. - Celera Genomics Group/1/           329,111         3,847,308
Christopher & Banks Corp.                          161,045         3,842,534
Sensient Technologies Corp.                        181,520         3,811,920
SCP Pool Corp./1/                                  136,882         3,808,057
ADVO Inc./1/                                        91,227         3,797,780
Knight Trading Group Inc./1/                       331,564         3,796,408
MAF Bancorp Inc.                                    98,259         3,753,494
Albany International Corp. Class A                 121,697         3,753,135
Vicuron Pharmaceuticals Inc./1/                    211,664         3,746,453
NPS Pharmaceuticals Inc./1/                        134,438         3,744,098
Massey Energy Co.                                  280,928         3,736,342
Ariba Inc./1/                                    1,226,866         3,729,673
Cimarex Energy Co./1/                              190,139         3,726,724
Silicon Valley Bancshares/1/                       134,747         3,723,060
Axcelis Technologies Inc./1/                       449,766         3,715,067
Enterasys Networks Inc./1/                         928,299         3,713,196
W Holding Co. Inc.                                 207,418         3,712,782
Terex Corp./1/                                     200,250         3,710,633
Adaptec Inc./1/                                    489,931         3,703,878
Thoratec Corp./1/                                  217,952         3,703,004
Sycamore Networks Inc./1/                          754,140         3,695,286
Ohio Casualty Corp./1/                             254,161         3,685,335
Selective Insurance Group Inc.                     123,193         3,666,224
New Century Financial Corp.                        129,276         3,661,096
Donnelley (R.H.) Corp./1/                           90,566         3,659,772
Ralcorp Holdings Inc./1/                           132,067         3,658,256
Stone Energy Corp./1/                              103,533         3,652,644

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Impac Mortgage Holdings Inc.                       224,865   $     3,640,564
Tekelec/1/                                         233,139         3,639,300
Yankee Candle Co. Inc. (The)/1/                    142,342         3,626,874
Zoran Corp./1/                                     185,701         3,621,170
Texas Regional Bancshares Inc. Class A             107,154         3,620,734
Cost Plus Inc./1/                                   97,739         3,608,524
NII Holdings Inc. Class B/1/                        59,863         3,573,222
Perrigo Co.                                        279,829         3,562,223
Potlatch Corp.                                     119,637         3,555,612
American Eagle Outfitters Inc./1/                  239,250         3,555,255
First Commonwealth Financial Corp.                 269,677         3,548,949
Fremont General Corp.                              278,973         3,545,747
CSG Systems International Inc./1/                  239,478         3,537,090
Wolverine World Wide Inc.                          182,323         3,537,066
UMB Financial Corp.                                 74,878         3,531,995
Brooks Automation Inc./1/                          168,902         3,530,052
Openwave Systems Inc./1/                           827,583         3,492,400
Cray Inc./1/                                       317,512         3,486,282
GlobeSpanVirata Inc./1/                            482,401         3,482,935
Delphi Financial Group Inc. Class A                 74,729         3,476,393
Hughes Supply Inc.                                 107,100         3,475,395
Ferro Corp.                                        162,602         3,473,179
Owens & Minor Inc.                                 143,956         3,469,340
Charter Municipal Mortgage Acceptance Co.          188,411         3,462,994
Hutchinson Technology Inc./1/                      104,499         3,458,917
Macrovision Corp./1/                               187,245         3,458,415
Capital Automotive                                 112,962         3,446,471
Matthews International Corp. Class A               130,474         3,445,818
Joy Global Inc./1/                                 219,297         3,442,963
Avista Corp.                                       220,348         3,433,022
S&T Bancorp Inc.                                   120,323         3,429,206
Acuity Brands Inc.                                 189,766         3,427,174
TriQuint Semiconductor Inc./1/                     608,595         3,408,132
Digital River Inc./1/                              124,545         3,406,306
Northwest Natural Gas Co.                          117,294         3,401,526
Watson Wyatt & Co. Holdings/1/                     150,910         3,396,984
Diagnostic Products Corp.                           93,309         3,389,916
Technitrol Inc./1/                                 183,631         3,380,647
Ligand Pharmaceuticals Inc. Class B/1/             261,143         3,366,133
Harland (John H.) Co.                              127,005         3,361,822
Rare Hospitality International Inc./1/             134,850         3,359,114
Pep Boys-Manny, Moe & Jack Inc.                    219,546         3,359,054
Trimble Navigation Ltd./1/                         145,023         3,357,282
Perot Systems Corp. Class A/1/                     335,660         3,356,600
Copart Inc./1/                                     310,499         3,353,389
Chemical Financial Corp.                           108,282         3,351,328
Cumulus Media Inc. Class A/1/                      196,381         3,348,296
NDCHealth Corp.                                    159,624         3,344,123
KV Pharmaceuticals Co./1/                          148,132         3,332,981
Great Lakes Chemical Corp.                         165,512         3,328,446
Heartland Express Inc.                             138,569         3,328,427
Advanced Neuromodulation Systems Inc./1/            83,096         3,315,530
Credence Systems Corp./1/                          288,289         3,315,323
VISX Inc./1/                                       173,957         3,313,881
Cleco Corp.                                        202,489         3,308,670
Coherent Inc./1/                                   133,993         3,300,248
Lattice Semiconductor Corp./1/                     463,205         3,293,388
Alpharma Inc. Class A                              176,789         3,288,275
Philadelphia Consolidated Holding Corp./1/          71,169         3,288,008
Wilson Greatbatch Technologies Inc./1/              91,128         3,285,164
MacDermid Inc.                                     124,035         3,280,726
CNET Networks Inc./1/                              462,775         3,276,447
Flowers Foods Inc.                                 143,680         3,275,904
Federal Signal Corp.                               219,787         3,274,826
FTI Consulting Inc./1/                             188,673         3,273,477
Lincoln Electric Holding Inc.                      147,088         3,266,824
VCA Antech Inc./1/                                 138,566         3,263,229
St. Mary Land & Exploration Co.                    128,437         3,252,025
Priority Healthcare Corp. Class B/1/               157,931         3,243,903
Anixter International Inc./1/                      142,192         3,237,712

SCHEDULES OF INVESTMENTS                                                      47
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Commercial Net Lease Realty Inc.                   189,105   $     3,220,458
Insight Enterprises Inc./1/                        211,305         3,216,062
Harleysville Group Inc.                            137,803         3,212,188
Engineered Support Systems Inc.                     52,670         3,186,535
Silicon Storage Technology Inc./1/                 364,130         3,186,138
IMC Global Inc.                                    496,326         3,181,450
Tupperware Corp.                                   237,718         3,180,667
Wintrust Financial Corp.                            84,409         3,179,687
Southwest Gas Corp.                                139,188         3,159,568
Unit Corp./1/                                      167,674         3,158,978
Kilroy Realty Corp.                                110,410         3,152,205
Fuller (H.B.) Co.                                  129,718         3,148,256
Cathay Bancorp Inc.                                 70,822         3,133,873
Republic Bancorp Inc.                              235,060         3,130,999
FileNET Corp./1/                                   155,828         3,127,468
Kansas City Southern Industries Inc./1/            282,481         3,127,065
DSP Group Inc./1/                                  125,407         3,123,888
Micrel Inc./1/                                     255,967         3,120,238
CAL Dive International Inc./1/                     160,284         3,115,921
Liberty Corp.                                       74,202         3,112,774
RSA Security Inc./1/                               217,740         3,109,327
ATMI Inc./1/                                       122,455         3,094,438
Thomas & Betts Corp./1/                            195,073         3,091,907
Unova Inc./1/                                      210,924         3,090,037
Washington Group International Inc./1/             114,550         3,087,123
Flagstar Bancorp Inc.                              133,956         3,074,290
Kroll Inc./1/                                      165,231         3,073,297
Interstate Bakeries Corp.                          204,705         3,070,575
Otter Tail Corp.                                   117,339         3,067,241
FirstFed Financial Corp./1/                         77,597         3,065,081
Grey Global Group Inc.                               4,025         3,063,427
Brandywine Realty Trust                            118,819         3,052,460
Parametric Technology Corp./1/                     977,872         3,050,961
Select Medical Corp./1/                            105,665         3,043,152
Crompton Corp.                                     522,695         3,036,858
Nordson Corp.                                      117,290         3,036,638
Hancock Holding Co.                                 61,169         3,018,690
Keane Inc./1/                                      236,039         3,016,578
NBT Bancorp Inc.                                   148,564         3,008,421
Sonic Automotive Inc.                              124,689         3,000,017
Penn National Gaming Inc./1/                       140,669         2,999,063
Pennsylvania Real Estate Investment Trust           89,628         2,998,057
Dionex Corp./1/                                     76,150         2,997,264
Senior Housing Properties Trust                    207,772         2,993,995
Alaska Air Group Inc./1/                           107,506         2,990,817
Power-One Inc./1/                                  290,560         2,989,862
Esperion Therapeutics Inc./1/                      153,880         2,982,194
Georgia Gulf Corp.                                 127,641         2,980,417
Maverick Tube Corp./1/                             192,019         2,980,135
Cabot Oil & Gas Corp.                              114,586         2,979,236
Borland Software Corp./1/                          323,295         2,977,547
IHOP Corp.                                          90,438         2,970,888
Provident Bankshares Corp.                         104,954         2,964,951
Glimcher Realty Trust                              140,600         2,962,442
First Citizens BancShares Inc. Class A              27,925         2,951,672
Telik Inc./1/                                      146,734         2,942,017
Southwestern Energy Co./1/                         162,326         2,938,101
Lennox International Inc.                          200,787         2,933,498
Urban Outfitters Inc./1/                           112,516         2,932,167
Black Box Corp.                                     73,414         2,922,611
NetIQ Corp./1/                                     244,679         2,921,467
ILEX Oncology Inc./1/                              175,659         2,917,696
United Natural Foods Inc./1/                        87,518         2,904,722
Sports Authority Inc. (The)/1/                      92,149         2,899,008
Couer D'Alene Mines Corp./1/                       931,635         2,897,385
CH Energy Group Inc.                                65,701         2,890,844
Colonial Properties Trust                           80,158         2,888,093
United National Bancorp                             86,796         2,882,495
USG Corp./1/                                       167,189         2,882,338
j2 Global Communications Inc./1/                    75,819         2,868,233
CVB Financial Corp.                                150,644         2,862,236
AMCORE Financial Inc.                              113,565         2,857,295
ProQuest Co./1/                                    108,582         2,855,707
THQ Inc./1/                                        173,726         2,852,581
CV Therapeutics Inc./1/                            129,528         2,849,616
Casey's General Store Inc.                         203,001         2,848,104

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Plexus Corp./1/                                    183,196   $     2,846,866
eResearch Technology Inc./1/                        81,730         2,846,656
CommScope Inc./1/                                  235,737         2,842,988
Aquila Inc./1/                                     840,085         2,839,487
Onyx Pharmaceuticals Inc./1/                       131,401         2,831,692
Chateau Communities Inc.                            94,891         2,823,956
Baldor Electric Co.                                133,681         2,822,006
SEACOR SMIT Inc./1/                                 77,911         2,818,041
ProAssurance Corp./1/                              108,730         2,808,496
Kaydon Corp.                                       118,256         2,807,397
Cyberonics Inc./1/                                  90,942         2,806,470
Granite Construction Inc.                          150,037         2,802,691
AtheroGenics Inc./1/                               166,985         2,795,329
Waypoint Financial Corp.                           139,513         2,790,260
Knight Transportation Inc./1/                      111,165         2,786,907
Chiquita Brands International Inc./1/              157,220         2,782,794
Extreme Networks Inc./1/                           441,005         2,782,742
Simpson Manufacturing Co. Inc./1/                   68,001         2,780,561
Millennium Chemicals Inc.                          290,168         2,771,104
Photronics Inc./1/                                 130,330         2,770,816
Jack in the Box Inc./1/                            155,610         2,769,858
Pacific Northwest Bancorp                           77,660         2,768,579
Quanta Services Inc./1/                            334,536         2,766,613
Regeneron Pharmaceuticals Inc./1/                  156,503         2,765,408
Viasys Healthcare Inc./1/                          136,799         2,763,340
Ask Jeeves Inc./1/                                 158,456         2,757,134
Tecumseh Products Co. Class A                       73,789         2,753,068
BankUnited Financial Corp. Class A/1/              130,531         2,751,593
PSS World Medical Inc./1/                          310,187         2,751,359
National Penn Bancshares Inc.                       99,449         2,749,768
Lexington Corp. Properties Trust                   143,386         2,747,276
Nektar Therapeutics/1/                             214,303         2,743,078
CONMED Corp./1/                                    132,644         2,737,772
BankAtlantic Bancorp Inc. Class A                  192,122         2,737,738
Longs Drug Stores Corp.                            135,910         2,735,868
RLI Corp.                                           83,004         2,732,492
Entegris Inc./1/                                   241,747         2,731,741
Priceline.com Inc./1/                               94,172         2,730,046
Net.B@nk Inc.                                      219,211         2,729,177
Arkansas Best Corp.                                 99,220         2,728,550
Genta Inc./1/                                      215,262         2,727,370
Entertainment Properties Trust                      90,848         2,725,440
Moog Inc. Class A/1/                                69,507         2,724,674
Spinnaker Exploration Co./1/                       113,428         2,722,272
G&K Services Inc. Class A                           77,713         2,719,955
Province Healthcare Co./1/                         209,550         2,713,673
Actuant Corp. Class A/1/                            48,296         2,711,820
Trust Co. of New Jersey (The)                       84,661         2,709,152
Northwest Airlines Corp./1/                        278,656         2,702,963
Inveresk Research Group Inc./1/                    135,324         2,686,181
Electro Scientific Industries Inc./1/              127,200         2,680,104
Fossil Inc./1/                                     110,597         2,679,765
Grey Wolf Inc./1/                                  769,370         2,677,408
REMEC Inc./1/                                      262,041         2,672,818
Catalina Marketing Corp./1/                        175,874         2,671,526
Genesis Health Ventures Inc./1/                    110,153         2,671,210
First Charter Corp.                                135,989         2,665,384
Journal Register Co./1/                            142,133         2,664,994
Curtiss-Wright Corp.                                37,734         2,664,775
Charming Shoppes Inc./1/                           465,729         2,659,313
AmSurg Corp./1/                                     80,548         2,657,279
CUNO Inc./1/                                        67,659         2,651,563
Digital Insight Corp./1/                           133,228         2,651,237
Adolor Corp./1/                                    144,336         2,648,566
eFunds Corp./1/                                    213,644         2,638,503
American Italian Pasta Co. Class A/1/               68,158         2,637,033
Jones Lang LaSalle Inc./1/                         141,775         2,622,837
CMGI Inc./1/                                     1,690,334         2,620,018
Hecla Mining Co./1/                                499,980         2,619,895
Manitowoc Co. Inc. (The)                           120,719         2,618,395
EGL Inc./1/                                        143,951         2,617,029
Iomega Corp./1/                                    234,565         2,613,054
FEI Co./1/                                         111,912         2,612,026
Newcastle Investment Corp.                         113,581         2,611,227
Anteon International Corp./1/                       85,272         2,609,323
Novastar Financial Inc.                             45,326         2,604,885
Steel Dynamics Inc./1/                             172,027         2,604,489

SCHEDULES OF INVESTMENTS                                                      49
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lin TV Corp. Class A/1/                            122,422   $     2,602,692
Choice Hotels International Inc./1/                 89,645         2,601,498
Horace Mann Educators Corp.                        179,263         2,601,106
El Paso Electric Co./1/                            225,073         2,599,593
Palm Inc./1/                                       132,946         2,599,094
Ultratech Inc./1/                                   92,049         2,597,623
Sierra Pacific Resources/1/                        535,305         2,596,229
MKS Instruments Inc./1/                            119,828         2,595,474
Exar Corp./1/                                      183,355         2,590,806
Manhattan Associates Inc./1/                        99,818         2,584,288
Group 1 Automotive Inc./1/                          74,718         2,580,760
Brady Corp. Class A                                 81,119         2,580,395
Frontier Airlines Inc./1/                          156,724         2,579,677
MFA Mortgage Investments Inc.                      270,954         2,579,482
Roadway Corp.                                       52,876         2,578,763
Scientific Games Corp. Class A/1/                  225,898         2,577,496
Connecticut Bankshares Inc.                         50,234         2,574,492
Brown Shoe Co. Inc.                                 81,200         2,574,040
Progress Software Corp./1/                         119,453         2,568,240
MICROS Systems Inc./1/                              75,198         2,568,012
Transaction Systems Architects Inc.
 Class A/1/                                        154,432         2,565,116
Harbor Florida Bancshares Inc.                      95,764         2,553,068
BARRA Inc./1/                                       67,955         2,551,710
LTX Corp./1/                                       226,432         2,549,624
ValueClick Inc./1/                                 302,769         2,546,287
EMCOR Group Inc./1/                                 59,792         2,544,150
Argosy Gaming Co./1/                               104,112         2,540,333
Winnebago Industries Inc.                           56,971         2,539,767
Eclipsys Corp./1/                                  158,821         2,539,548
Harleysville National Corp.                        108,657         2,539,314
Align Technology Inc./1/                           202,602         2,534,551
Modine Manufacturing Co.                           106,009         2,523,014
City Holding Co.                                    75,957         2,521,772
Manufactured Home Communities Inc.                  64,144         2,513,162
Seacoast Financial Services Corp.                  121,323         2,512,599
American Healthways Inc./1/                         59,812         2,511,506
Newport Corp./1/                                   176,735         2,491,964
Quanex Corp.                                        74,159         2,491,742
Asyst Technologies Inc./1/                         176,638         2,485,297
ESCO Technologies Inc./1/                           54,770         2,479,438
DRS Technologies Inc./1/                           102,745         2,479,237
Jarden Corp./1/                                     65,654         2,478,438
Warnaco Group Inc. (The)/1/                        158,661         2,473,525
UniSource Energy Corp.                             130,027         2,473,114
Sun Communities Inc.                                62,718         2,471,089
Beverly Enterprises Inc./1/                        416,832         2,467,645
American Management Systems Inc./1/                193,513         2,467,291
Corporate Office Properties Trust                  133,197         2,465,476
MGE Energy Inc.                                     81,440         2,464,374
Vintage Petroleum Inc.                             226,502         2,464,342
Kulicke & Soffa Industries Inc./1/                 227,278         2,463,694
Ryan's Family Steak Houses Inc./1/                 192,532         2,462,484
Magnum Hunter Resources Inc./1/                    308,094         2,461,671
Umpqua Holdings Corp.                              129,050         2,455,822
R&G Financial Corp. Class B                         83,923         2,450,552
USEC Inc.                                          375,249         2,450,376
Summit Properties Inc.                             107,823         2,449,739
Genlyte Group Inc. (The)/1/                         55,006         2,448,867
Redwood Trust Inc.                                  57,704         2,446,650
Heritage Property Investment Trust Inc.             84,542         2,441,573
Centene Corp./1/                                    80,083         2,433,722
ABM Industries Inc.                                171,986         2,433,602
Reliance Steel & Aluminum Co.                      109,614         2,432,335
Anworth Mortgage Asset Corp.                       170,287         2,431,698
eSpeed, Inc./1/                                    107,537         2,431,412
Allegheny Technologies Inc.                        371,138         2,430,954
Arrow International Inc.                           105,499         2,426,477
MAXIMUS Inc./1/                                     70,422         2,426,038
Kirby Corp./1/                                      84,245         2,417,831
Oceaneering International Inc./1/                  102,779         2,417,362
Actel Corp./1/                                     100,582         2,410,951
Independent Bank Corp. (Michigan)                   82,220         2,407,402
WD-40 Co.                                           75,943         2,406,634
Sohu.com Inc./1/                                    77,374         2,406,331

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
ANSYS Inc./1/                                       67,692   $     2,405,774
Advanced Medical Optics Inc./1/                    133,030         2,389,219
Mid-State Bancshares                               107,216         2,387,700
Dollar Thrifty Automotive Group Inc./1/            104,709         2,378,988
Select Comfort Corp./1/                             89,608         2,374,612
Checkpoint Systems Inc./1/                         150,026         2,370,411
Texas Industries Inc.                               96,240         2,367,504
Hollinger International Inc.                       191,684         2,367,297
InfoSpace Inc./1/                                  115,880         2,365,111
Aeropostale Inc./1/                                 87,378         2,363,575
Advent Software Inc./1/                            146,572         2,358,343
Hanover Compressor Co./1/                          237,579         2,352,032
Navigant Consulting Co./1/                         191,020         2,351,456
Laclede Group Inc. (The)                            87,032         2,350,734
CSK Auto Corp./1/                                  152,327         2,348,882
MB Financial Inc.                                   52,625         2,336,550
Digene Corp./1/                                     56,943         2,326,691
Ruddick Corp.                                      149,690         2,326,183
United Community Banks Inc.                         83,663         2,314,955
FelCor Lodging Trust Inc.                          223,399         2,314,414
Enzon Pharmaceuticals Inc./1/                      198,588         2,311,564
Connetics Corp./1/                                 127,714         2,306,515
Integra LifeSciences Holdings Corp./1/              81,349         2,301,363
Too Inc./1/                                        156,039         2,298,454
First Financial Bankshares Inc.                     62,144         2,296,842
Bowne & Co. Inc.                                   153,630         2,296,768
US Oncology Inc./1/                                313,843         2,294,192
Wabtec Corp.                                       144,462         2,289,723
Price Communications Corp./1/                      184,601         2,289,052
Community Bank System Inc.                          52,122         2,288,677
Empire District Electric Co. (The)                 103,772         2,282,984
Aztar Corp./1/                                     128,880         2,282,465
WMS Industries Inc./1/                             100,680         2,281,409
Longview Fibre Co.                                 233,420         2,280,513
Symyx Technologies Inc./1/                         105,829         2,279,557
Aaron Rents Inc.                                   108,766         2,278,648
JLG Industries Inc.                                196,778         2,266,883
Ventana Medical Systems Inc./1/                     56,244         2,266,633
Rogers Corp./1/                                     72,857         2,260,024
GrafTech International Ltd./1/                     282,385         2,259,080
Spartech Corp.                                     105,740         2,252,262
MicroStrategy Inc. Class A/1/                       48,918         2,250,717
Boyd Gaming Corp.                                  146,849         2,240,916
Equity One Inc.                                    131,657         2,238,169
Glacier Bancorp Inc.                                81,536         2,236,532
Tesoro Petroleum Corp./1/                          263,985         2,233,313
United Surgical Partners International
 Inc./1/                                            78,860         2,231,738
Hudson River Bancorp Inc.                           69,364         2,228,665
Anchor BanCorp Wisconsin Inc.                       94,859         2,227,289
PS Business Parks Inc.                              59,005         2,226,849
Six Flags Inc./1/                                  423,236         2,226,221
BioMarin Pharmaceutical Inc./1/                    290,573         2,225,789
Mid-America Apartment Communities Inc.              73,694         2,224,085
Pinnacle Systems Inc./1/                           263,425         2,220,673
SureWest Communications                             66,425         2,208,631
Sotheby's Holdings Inc. Class A/1/                 203,858         2,205,744
Inspire Pharmaceuticals Inc./1/                    128,102         2,203,354
Dot Hill Systems Corp./1/                          159,867         2,199,770
Mindspeed Technologies Inc./1/                     407,845         2,198,285
Kopin Corp./1/                                     317,196         2,198,168
Resources Connection Inc./1/                        89,952         2,195,548
Plains Exploration & Production Co./1/             175,957         2,194,184
Regal-Beloit Corp.                                 107,424         2,191,450
Sierra Health Services Inc./1/                     106,396         2,186,438
Informatica Corp./1/                               293,446         2,186,173
PolyMedica Corp.                                    82,448         2,184,872
Houston Exploration Co./1/                          62,234         2,184,413
InterMune Inc./1/                                  114,443         2,183,572
First Financial Bancorp                            147,997         2,182,956
Tanox Inc./1/                                      108,961         2,180,310
Movie Gallery Inc./1/                              110,918         2,179,539
TierOne Corp./1/                                   103,484         2,178,338
Rayovac Corp./1/                                   148,812         2,172,655
Quest Software Inc./1/                             179,429         2,171,091
Vignette Corp./1/                                  943,159         2,169,266
Sterling Bancshares Inc.                           181,698         2,167,657

SCHEDULES OF INVESTMENTS                                                      51
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Boston Private Financial Holdings Inc.              91,984   $     2,167,143
First Merchants Corp.                               84,339         2,160,765
Bright Horizons Family Solutions Inc./1/            54,071         2,160,136
Dick's Sporting Goods Inc./1/                       57,804         2,158,401
Stewart Information Services Corp./1/               76,405         2,157,677
Sandy Spring Bancorp Inc.                           66,283         2,155,523
Superior Energy Services Inc./1/                   219,609         2,152,168
South Jersey Industries Inc.                        56,816         2,150,486
Teledyne Technologies Inc./1/                      147,567         2,147,100
UICI/1/                                            170,650         2,139,951
Dime Community Bancshares                           92,901         2,136,723
Schulman (A.) Inc.                                 134,693         2,136,231
Gray Television Inc.                               182,852         2,135,711
Smith (A.O.) Corp.                                  76,055         2,130,301
Jacuzzi Brands Inc./1/                             343,586         2,130,233
Photon Dynamics Inc./1/                             72,995         2,127,804
Internet Security Systems Inc./1/                  169,716         2,121,450
Saxon Capital Inc./1/                              123,756         2,121,178
Commercial Metals Co.                              115,243         2,117,014
Anthracite Capital Inc.                            219,195         2,115,232
Westcorp Inc.                                       60,495         2,114,300
Finish Line Inc. (The)/1/                           80,380         2,113,994
Tredegar Corp.                                     140,419         2,113,306
Aeroflex Inc./1/                                   238,712         2,112,601
Alabama National Bancorp                            44,438         2,110,805
School Specialty Inc./1/                            74,761         2,109,008
EastGroup Properties Inc.                           75,819         2,106,252
ElkCorp                                             89,251         2,102,754
Frontier Financial Corp.                            70,300         2,101,970
Inter-Tel Inc.                                      85,334         2,094,950
WebEx Communications Inc./1/                       109,917         2,087,324
Geron Corp./1/                                     152,162         2,084,619
RAIT Investment Trust                               90,571         2,079,510
Veeco Instruments Inc./1/                          104,113         2,078,095
Shuffle Master Inc./1/                              76,005         2,065,816
Wausau-Mosinee Paper Corp.                         169,015         2,063,673
Dendrite International Inc./1/                     135,693         2,061,177
Mercury Computer Systems Inc./1/                    96,610         2,060,691
WFS Financial Inc./1/                               55,628         2,059,905
TIBCO Software Inc./1/                             383,419         2,051,292
Imagistics International Inc./1/                    70,769         2,050,886
Micromuse Inc./1/                                  249,961         2,044,681
Identix Inc./1/                                    390,669         2,043,199
American Medical Systems Holdings Inc./1/           94,072         2,041,362
Pacer International Inc./1/                        102,352         2,039,875
Financial Federal Corp./1/                          66,721         2,035,658
Landry's Restaurants Inc.                           98,767         2,034,600
Cornerstone Realty Income Trust Inc.               250,488         2,023,943
Advisory Board Co. (The)/1/                         44,520         2,023,434
Griffon Corp./1/                                   112,637         2,022,961
Littelfuse Inc./1/                                  87,800         2,019,400
Kindred Healthcare Inc./1/                          53,843         2,016,420
Microsemi Corp./1/                                 132,263         2,015,688
Akamai Technologies Inc./1/                        469,382         2,013,649
Cambrex Corp.                                       88,397         2,006,612
Enzo Biochem Inc./1/                               102,705         2,003,775
Sunrise Senior Living Inc./1/                       76,137         1,997,074
Medarex Inc./1/                                    336,764         1,997,011
Powerwave Technologies Inc./1/                     301,500         1,995,930
K-Swiss Inc. Class A                                55,325         1,991,147
Quantum Corp./1/                                   645,510         1,988,171
Bank Mutual Corp.                                   46,709         1,982,797
Guitar Center Inc./1/                               61,644         1,982,471
Tularik Inc./1/                                    200,560         1,977,522
Cell Genesys Inc./1/                               156,966         1,974,632
Unizan Financial Corp.                              98,775         1,970,561
Sovran Self Storage Inc.                            59,432         1,970,171
Russell Corp.                                      120,692         1,967,280
Sterling Financial Corp. (Pennsylvania)             77,403         1,966,036
Per-Se Technologies Inc./1/                        122,742         1,963,872
Ionics Inc./1/                                      80,265         1,963,282
Meritage Corp./1/                                   41,502         1,960,970
Stewart & Stevenson Services Inc.                  130,207         1,955,709

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
F5 Networks Inc./1/                                101,587   $     1,954,534
Carpenter Technology Corp.                          91,149         1,954,235
Orbital Sciences Corp./1/                          210,542         1,953,830
Helix Technology Corp.                             119,282         1,952,646
Gold Bancorp Inc.                                  160,892         1,951,620
NCO Group Inc./1/                                   83,073         1,949,723
MCG Capital Corp.                                  124,818         1,948,409
Triumph Group Inc./1/                               65,280         1,945,344
Insight Communications Co. Inc./1/                 203,670         1,938,938
JDA Software Group Inc./1/                         130,373         1,938,647
Jo-Ann Stores Inc./1/                               69,307         1,933,665
SERENA Software Inc./1/                            103,960         1,933,656
Atrix Laboratories Inc./1/                          93,877         1,932,927
Denbury Resources Inc./1/                          156,377         1,932,820
Alfa Corp.                                         154,321         1,932,099
WesBanco Inc.                                       82,169         1,930,972
WilTel Communications Inc./1/                      120,686         1,928,562
Monaco Coach Corp./1/                              116,302         1,924,798
TBC Corp./1/                                        76,736         1,922,237
Florida East Coast Industries Inc.                  66,815         1,920,931
CTS Corp.                                          156,043         1,920,889
Primedia Inc./1/                                   673,739         1,920,156
Headwaters Inc./1/                                 119,095         1,917,429
InVision Technologies Inc./1/                       78,770         1,917,262
AMLI Residential Properties Trust                   73,057         1,914,093
Solutia Inc.                                       479,321         1,912,491
Websense Inc./1/                                    89,847         1,911,046
Kelly Services Inc. Class A                         76,483         1,907,486
Sterling Financial Corp. (Washington)/1/            67,539         1,901,223
Gymboree Corp./1/                                  134,926         1,901,107
AMC Entertainment Inc./1/                          141,820         1,900,388
Ocular Sciences Inc./1/                             85,278         1,899,994
ExpressJet Holdings Inc./1/                        137,447         1,896,769
OM Group Inc./1/                                   129,490         1,895,734
Speedway Motorsports Inc.                           64,233         1,895,516
Central Garden & Pet Co./1/                         72,374         1,890,409
Corus Bankshares Inc.                               35,332         1,890,262
First Community Bancorp                             56,418         1,889,439
Spherion Corp./1/                                  271,084         1,886,745
Komag Inc./1/                                      107,476         1,882,980
Magma Design Automation Inc./1/                     95,950         1,882,539
International Multifoods Corp./1/                   80,589         1,881,753
Agile Software Corp./1/                            197,545         1,880,628
Tetra Technologies Inc./1/                          91,156         1,879,637
ShopKo Stores Inc./1/                              125,193         1,877,895
Arch Chemicals Inc.                                 90,270         1,877,616
First Financial Corp.                               31,052         1,875,541
UIL Holdings Corp.                                  53,533         1,873,120
Cohu Inc.                                           95,706         1,872,009
Wabash National Corp./1/                           117,366         1,871,988
Parkway Properties Inc.                             42,818         1,871,147
Itron Inc./1/                                       93,060         1,867,714
M/I Schottenstein Homes Inc.                        47,055         1,866,672
California Water Service Group                      71,987         1,857,984
Wind River Systems Inc./1/                         326,184         1,855,987
Safeguard Scientifics Inc./1/                      545,745         1,855,533
Nu Skin Enterprises Inc. Class A                   145,462         1,854,641
National Health Investors Inc.                     101,398         1,848,486
Hain Celestial Group Inc./1/                       101,848         1,846,504
Labor Ready Inc./1/                                183,153         1,840,688
Handleman Co.                                      108,939         1,838,890
POZEN Inc./1/                                      103,326         1,837,136
Esterline Technologies Corp./1/                     95,167         1,835,771
PFF Bancorp Inc.                                    57,462         1,831,889
Insituform Technologies Inc. Class A/1/            102,940         1,828,214
CIMA Labs Inc./1/                                   65,371         1,827,119
IDX Systems Corp./1/                                78,936         1,825,000
Cash America International Inc.                    111,194         1,823,582
Wright Medical Group Inc./1/                        72,016         1,820,564
Columbia Laboratories Inc./1/                      150,637         1,819,695
Overseas Shipholding Group Inc.                     70,374         1,819,168
Stride Rite Corp.                                  168,328         1,817,942
FuelCell Energy Inc./1/                            155,356         1,817,665
Shaw Group Inc. (The)/1/                           172,462         1,812,576
W-H Energy Services Inc./1/                        101,692         1,810,118
First Sentinel Bancorp Inc.                        101,170         1,809,931

SCHEDULES OF INVESTMENTS                                                      53
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Orthodontic Centers of America Inc./1/             229,403   $     1,807,696
Corvis Corp./1/                                  1,397,578         1,802,876
PAREXEL International Corp./1/                     117,680         1,802,858
Methode Electronics Inc. Class A                   152,406         1,799,915
Mykrolis Corp./1/                                  148,213         1,799,306
United Therapeutics Inc./1/                         79,598         1,798,119
Belden Inc.                                        102,651         1,793,313
Park Electrochemical Corp.                          78,695         1,790,311
ScanSource Inc./1/                                  48,983         1,789,839
Aviall Inc./1/                                     144,126         1,784,280
Oxford Industries Inc.                              27,734         1,780,523
Cubic Corp.                                         70,760         1,777,491
Albany Molecular Research Inc./1/                  119,948         1,776,430
Woodward Governor Co.                               40,458         1,768,419
Bandag Inc.                                         52,426         1,768,329
C&D Technologies Inc.                               93,450         1,768,074
Multimedia Games Inc./1/                            48,515         1,765,461
Bay View Capital Corp./1/                          290,791         1,765,101
SafeNet Inc./1/                                     48,835         1,764,409
Sinclair Broadcast Group Inc. Class A/1/           173,553         1,763,298
@Road Inc./1/                                      130,949         1,761,264
Frontier Oil Corp.                                 119,483         1,756,400
Trammell Crow Co./1/                               141,024         1,755,749
CIBER Inc./1/                                      230,948         1,755,205
Getty Realty Corp.                                  71,565         1,753,342
PracticeWorks Inc./1/                               81,660         1,753,240
Cirrus Logic Inc./1/                               316,774         1,751,760
Comstock Resources Inc./1/                         130,823         1,747,795
First Financial Holdings Inc.                       57,947         1,747,682
Remington Oil & Gas Corp./1/                        96,196         1,745,957
Tuesday Morning Corp./1/                            62,709         1,745,191
Mid Atlantic Realty Trust                           83,005         1,743,105
Weis Markets Inc.                                   51,115         1,738,421
Irwin Financial Corp.                               71,528         1,738,130
Electronics Boutique Holdings Corp./1/              60,821         1,737,656
Hooper Holmes Inc.                                 260,555         1,732,691
Harmonic Inc./1/                                   276,344         1,732,677
Universal Forest Products Inc.                      71,335         1,731,300
Offshore Logistics Inc./1/                          85,207         1,729,702
Intuitive Surgical Inc./1/                         103,650         1,728,882
Analogic Corp.                                      36,009         1,728,432
Impax Laboratories Inc./1/                         138,106         1,727,706
Haemonetics Corp./1/                                73,082         1,725,466
Portal Software Inc./1/                            119,088         1,724,394
Terayon Communication Systems Inc./1/              299,408         1,721,596
SurModics Inc./1/                                   64,098         1,720,390
Nabi Biopharmaceuticals/1/                         203,920         1,719,046
Action Performance Companies Inc.                   70,324         1,718,719
Triad Guaranty Inc./1/                              34,866         1,711,223
Phillips-Van Heusen Corp.                          113,998         1,711,110
Stage Stores Inc./1/                                67,093         1,709,530
Schweitzer-Mauduit International Inc.               67,628         1,707,607
Secure Computing Corp./1/                          146,004         1,705,327
NCI Building Systems Inc./1/                        85,675         1,704,933
Tompkins Trustco Inc.                               37,237         1,703,593
Franklin Electric Co. Inc.                          30,545         1,700,746
CARBO Ceramics Inc.                                 46,914         1,696,410
Time Warner Telecom Inc. Class A/1/                183,029         1,694,849
Viasat Inc./1/                                      94,981         1,691,612
SPS Technologies Inc./1/                            37,558         1,690,110
Sola International Inc./1/                         105,582         1,689,312
General Communication Inc. Class A/1/              202,560         1,685,299
Pre-Paid Legal Services Inc./1/                     71,811         1,681,814
Suffolk Bancorp                                     50,496         1,681,012
Intermagnetics General Corp./1/                     75,139         1,680,108
United Auto Group Inc./1/                           72,993         1,678,839
Keystone Property Trust                             82,818         1,677,893
Stewart Enterprises Inc. Class A/1/                441,410         1,677,358
Merit Medical Systems Inc./1/                       75,668         1,672,263
iDine Rewards Network Inc./1/                      102,889         1,671,946
Global Imaging Systems Inc./1/                      67,897         1,670,266
Retek Inc./1/                                      247,330         1,669,478

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
webMethods Inc./1/                                 209,031   $     1,668,067
aQuantive, Inc./1/                                 180,120         1,667,911
Universal Compression Holdings Inc./1/              77,258         1,662,592
Kramont Realty Trust                                97,688         1,655,812
PolyOne Corp.                                      421,039         1,654,683
Swift Energy Co./1/                                117,174         1,653,325
Corixa Corp./1/                                    207,356         1,650,554
VistaCare Inc. Class A/1/                           52,697         1,649,416
Nautilus Group Inc. (The)                          130,231         1,643,515
American States Water Co.                           69,589         1,640,213
Watsco Inc.                                         85,758         1,638,835
Kos Pharmaceuticals Inc./1/                         47,586         1,636,958
Range Resources Corp./1/                           239,175         1,635,957
Rock-Tenn Co. Class A                              112,174         1,635,497
CTI Molecular Imaging Inc./1/                      110,492         1,631,967
Community Trust Bancorp Inc.                        56,117         1,631,882
NetFlix Inc./1/                                     48,472         1,629,144
Paxar Corp./1/                                     127,237         1,628,634
Koger Equity Inc.                                   86,548         1,627,102
Cell Therapeutics Inc./1/                          142,641         1,621,828
SOURCECORP Inc./1/                                  69,666         1,619,735
Atlantic Coast Airlines Holdings Inc./1/           189,920         1,616,219
IBERIABANK Corp.                                    30,666         1,613,645
Systems & Computer Technology Corp./1/             154,488         1,611,310
Investors Real Estate Trust                        164,232         1,611,116
Kyphon Inc./1/                                      82,419         1,607,171
Central Pacific Financial Corp.                     65,514         1,605,093
Genesco Inc./1/                                     99,821         1,603,125
S1 Corp./1/                                        317,357         1,602,653
Exelixis Inc./1/                                   224,413         1,602,309
First Federal Capital Corp.                         77,967         1,602,222
Genesis Microchip Inc./1/                          142,488         1,597,290
Roto-Rooter Inc.                                    44,924         1,597,048
Sterling Bancorp (New York)                         59,316         1,596,194
K2 Inc./1/                                         107,464         1,595,840
Opsware Inc./1/                                    218,450         1,594,685
Triarc Companies Inc. Class B                      153,166         1,592,926
PTEK Holdings Inc./1/                              195,406         1,592,559
Fidelity Bankshares Inc.                            60,564         1,590,411
Infinity Property & Casualty Corp.                  56,525         1,588,918
Silgan Holdings Inc./1/                             49,609         1,587,488
CoStar Group Inc./1/                                60,727         1,578,902
Mine Safety Appliances Co.                          28,874         1,577,098
Duane Reade Inc./1/                                 98,821         1,576,195
Immucor Inc./1/                                     58,258         1,570,053
Salix Pharmaceuticals Ltd./1/                       81,469         1,569,093
Pegasus Solutions Inc./1/                          113,337         1,567,451
Golden Telecom Inc./1/                              57,317         1,567,047
Libbey Inc.                                         56,337         1,566,732
Bedford Property Investors Inc.                     60,204         1,562,294
Trimeris Inc./1/                                    62,063         1,562,126
Armor Holdings Inc./1/                              93,195         1,561,016
Burlington Coat Factory Warehouse Corp.             83,442         1,560,365
SciClone Pharmaceuticals Inc./1/                   197,477         1,560,068
First Essex Bancorp Inc.                            30,644         1,559,473
Rollins Inc.                                        87,199         1,555,630
Cable Design Technologies Corp./1/                 194,364         1,554,912
Penwest Pharmaceuticals Co./1/                      72,254         1,553,461
Lone Star Technologies Inc./1/                     115,066         1,552,240
Wireless Facilities Inc./1/                        130,209         1,549,487
West Pharmaceutical Services Inc.                   49,432         1,547,716
Applied Industrial Technologies Inc.                77,782         1,545,528
Cato Corp. Class A                                  76,578         1,544,578
First Community Bancshares Inc.                     43,846         1,544,256
Echelon Corp./1/                                   129,737         1,543,870
Epicor Software Corp./1/                           172,672         1,543,688
Town & Country Trust (The)                          65,702         1,543,340
Gardner Denver Inc./1/                              73,395         1,542,029
Glatfelter Co.                                     130,736         1,540,070
StarTek Inc.                                        48,017         1,536,544
Main Street Banks Inc.                              61,314         1,535,916
Capital City Bank Group Inc.                        40,179         1,533,231
Vector Group Ltd.                                  106,473         1,533,211

SCHEDULES OF INVESTMENTS                                                      55
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Mediacom Communications Corp./1/                   228,825   $     1,533,128
Greif Inc. Class A                                  58,961         1,532,986
GameStop Corp./1/                                   96,255         1,530,454
Fleetwood Enterprises Inc./1/                      164,543         1,525,314
Simmons First National Corp. Class A                64,736         1,525,180
TALX Corp.                                          61,921         1,524,495
Verso Technologies Inc./1/                         411,798         1,523,653
Champion Enterprises Inc./1/                       239,710         1,522,158
Manugistics Group Inc./1/                          276,977         1,517,834
Westell Technologies Inc. Class A/1/               202,288         1,515,137
Applied Films Corporation/1/                        50,922         1,513,911
Primus Telecommunications Group Inc./1/            224,242         1,513,634
Bombay Co. Inc. (The)/1/                           153,621         1,513,167
Incyte Corp./1/                                    327,796         1,511,140
Steak n Shake Company (The)/1/                     101,239         1,508,461
Intrado Inc./1/                                     66,108         1,505,940
NACCO Industries Inc.                               21,058         1,505,647
ManTech International Corp. Class A/1/              60,465         1,504,369
CDI Corp.                                           55,623         1,503,490
ESS Technology Inc./1/                             139,450         1,503,271
Glenborough Realty Trust Inc.                       79,045         1,490,789
LaSalle Hotel Properties                            85,662         1,484,522
Old Dominion Freight Line Inc./1/                   51,028         1,484,405
FIRSTFED AMERICA BANCORP INC                        67,156         1,484,148
OraSure Technologies Inc./1/                       156,129         1,483,226
Standard Microsystems Corp./1/                      54,904         1,481,310
State Auto Financial Corp.                          58,719         1,480,893
Global Industries Ltd./1/                          325,034         1,478,905
Oil States International Inc./1/                   116,501         1,478,398
Boca Resorts Inc. Class A/1/                       114,000         1,477,440
Datascope Corp.                                     48,033         1,476,534
Kimball International Inc. Class B                 100,656         1,475,617
U.S. Restaurant Properties Inc.                     90,733         1,474,411
Chesapeake Corp.                                    65,348         1,472,944
First Republic Bank                                 47,624         1,468,248
Prime Hospitality Corp./1/                         168,728         1,466,246
Cubist Pharmaceuticals Inc./1/                     135,650         1,463,663
Barnes Group Inc.                                   56,299         1,461,522
RadiSys Corp./1/                                    80,992         1,461,096
Penn Virginia Corp.                                 33,055         1,461,031
Alexion Pharmaceuticals Inc./1/                     87,526         1,459,058
MTS Systems Corp.                                   95,855         1,458,913
Stratex Networks Inc./1/                           378,586         1,457,556
Nuevo Energy Co./1/                                 80,211         1,457,434
Lone Star Steakhouse & Saloon Inc.                  69,592         1,454,473
Hanger Orthopedic Group Inc./1/                     94,701         1,453,660
21st Century Insurance Group                       105,383         1,452,178
Transmeta Corp./1/                                 518,506         1,451,817
SRA International Inc. Class A/1/                   38,736         1,449,888
autobytel.com Inc./1/                              151,853         1,445,641
Advanced Energy Industries Inc./1/                  76,589         1,445,234
7-Eleven Inc./1/                                   105,261         1,445,234
ArthroCare Corp./1/                                 81,100         1,445,202
Fidelity National Information Solutions
 Inc./1/                                            57,991         1,441,076
Oriental Financial Group Inc.                       59,231         1,436,944
Washington Trust Bancorp Inc.                       59,843         1,436,830
EDO Corp.                                           70,810         1,433,902
Tennant Co.                                         38,831         1,430,534
Silicon Image Inc./1/                              317,002         1,429,679
Crown American Realty Trust                        120,140         1,429,666
Portfolio Recovery Associates Inc./1/               56,206         1,428,757
Newpark Resources Inc./1/                          331,971         1,427,475
Presidential Life Corp.                             94,347         1,427,470
URS Corp./1/                                        73,101         1,418,159
ScanSoft Inc./1/                                   338,346         1,417,670
Century Business Services Inc./1/                  334,243         1,417,190
Local Financial Corp./1/                            79,142         1,415,850
Finisar Corp./1/                                   629,102         1,415,479
Hawthorne Financial Corp./1/                        35,169         1,412,387
Transkaryotic Therapies Inc./1/                    134,439         1,404,888
Myriad Genetics Inc./1/                            123,451         1,402,403
Arris Group Inc./1/                                243,190         1,398,342

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Equity Inns Inc.                                   185,525   $     1,397,003
Immunomedics Inc./1/                               190,778         1,396,495
InterVoice-Brite Inc./1/                           155,793         1,392,789
Topps Co. (The)                                    142,673         1,391,062
CKE Restaurant Inc./1/                             215,299         1,388,679
Gaylord Entertainment Co./1/                        56,491         1,386,854
Russ Berrie & Co. Inc.                              41,063         1,383,412
Independent Bank Corp. (Massachusetts)              53,844         1,378,945
Planar Systems Inc./1/                              64,251         1,378,184
Walter Industries Inc.                             128,441         1,378,172
Praecis Pharmaceuticals Inc./1/                    205,322         1,377,711
Forward Air Corp./1/                                49,808         1,377,191
Pharmacopeia Inc./1/                               108,406         1,376,648
Valhi Inc.                                         122,220         1,376,197
Therasense Inc./1/                                 110,181         1,376,161
Harris Interactive Inc./1/                         195,116         1,373,617
TALK America Holdings Inc./1/                      120,259         1,372,155
Lawson Software Inc./1/                            193,433         1,371,440
Jakks Pacific Inc./1/                              112,407         1,370,241
SpectraLink Corp./1/                                73,332         1,369,842
Serologicals Corp./1/                              104,119         1,369,165
United Community Financial Corp.                   138,288         1,369,051
SonicWALL Inc./1/                                  235,406         1,363,001
Isle of Capri Casinos Inc./1/                       68,800         1,362,928
West Coast Bancorp                                  69,600         1,359,288
National Western Life Insurance Co.
 Class A/1/                                          9,894         1,359,040
SeaChange International Inc./1/                    108,425         1,358,565
Universal Health Realty Income Trust                50,026         1,358,206
Meristar Hospitality Corp.                         191,775         1,357,767
Right Management Consultants Inc./1/                75,070         1,357,266
Pixelworks Inc./1/                                 157,407         1,356,848
O'Charley's Inc./1/                                 91,227         1,352,896
Biosite Inc./1/                                     47,666         1,352,761
Alaris Medical Systems Inc./1/                      81,283         1,349,298
Artisan Components Inc./1/                          80,241         1,348,851
Palm Harbor Homes Inc./1/                           78,651         1,347,292
Siliconix Inc./1/                                   26,814         1,347,135
Integra Bank Corp.                                  70,037         1,345,411
Royal Gold Inc.                                     73,407         1,343,348
Marcus Corp.                                        88,023         1,343,231
MRV Communications Inc./1/                         477,459         1,341,660
AMN Healthcare Services Inc./1/                     82,567         1,340,888
Mesa Air Group Inc./1/                             120,712         1,339,903
Robert Mondavi Corp. (The) Class A/1/               43,171         1,337,438
Centex Construction Products Inc.                   29,859         1,333,802
Coinstar Inc./1/                                    99,163         1,333,742
Valmont Industries Inc.                             67,277         1,331,412
Brookfield Homes Corp.                              71,781         1,330,102
U.S.I. Holdings Corp./1/                           102,025         1,327,345
Isis Pharmaceuticals Inc./1/                       203,320         1,325,646
Berry Petroleum Co. Class A                         72,503         1,325,355
Saul Centers Inc.                                   49,907         1,325,031
American West Holdings Corp. Class B/1/            135,972         1,323,008
Able Laboratories Inc./1/                           69,965         1,321,639
Haverty Furniture Companies Inc.                    72,212         1,320,035
California Pizza Kitchen Inc./1/                    75,801         1,318,937
Genesee & Wyoming Inc. Class A/1/                   55,617         1,318,679
FreeMarkets Inc./1/                                169,451         1,318,498
Old Second Bancorp Inc.                             30,648         1,317,864
Alderwoods Group Inc./1/                           169,908         1,316,787
FBL Financial Group Inc. Class A                    53,391         1,315,554
ICU Medical Inc./1/                                 48,253         1,312,964
ActivCard Corp./1/                                 160,046         1,312,377
Arctic Cat Inc.                                     67,875         1,312,024
Gentiva Health Services Inc./1/                    114,086         1,311,989
Inverness Medical Innovations Inc./1/               51,569         1,309,853
DIMON Inc.                                         189,572         1,308,047
Peoples Bancorp Inc.                                48,819         1,306,396
SonoSite Inc./1/                                    65,090         1,302,451
Tyler Technologies Inc./1/                         183,789         1,301,226

SCHEDULES OF INVESTMENTS                                                      57
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Anaren Inc./1/                                     101,832   $     1,299,376
Kaman Corp. Class A                                100,163         1,298,112
Savient Pharmaceuticals Inc./1/                    256,687         1,296,269
GBC Bancorp                                         33,799         1,296,192
Consolidated Graphics Inc./1/                       50,878         1,293,828
Landauer Inc.                                       36,483         1,292,593
GenCorp. Inc.                                      144,139         1,290,044
Urstadt Biddle Properties Inc. Class A              95,432         1,288,332
AC Moore Arts & Crafts Inc./1/                      57,806         1,287,918
ChipPAC Inc. Class A/1/                            218,244         1,285,457
Avanex Corp./1/                                    264,538         1,283,009
Ciphergen Biosystems Inc./1/                       103,777         1,281,646
Papa John's International Inc./1/                   51,498         1,277,665
Deltic Timber Corp.                                 44,104         1,275,488
Encysive Pharmaceuticals Inc./1/                   202,099         1,275,245
Oplink Communications Inc./1/                      504,028         1,275,191
Hydril Co./1/                                       62,929         1,274,942
Packeteer Inc./1/                                  105,679         1,273,432
Sapient Corp./1/                                   354,045         1,271,022
E.piphany Inc./1/                                  254,538         1,270,145
WCI Communities Inc./1/                             76,941         1,269,527
SWS Group Inc.                                      64,264         1,266,643
Stillwater Mining Co./1/                           200,748         1,264,712
SupportSoft Inc./1/                                112,932         1,263,709
Integrated Silicon Solution Inc./1/                126,856         1,262,217
Heidrick & Struggles International Inc./1/          74,553         1,262,182
West Bancorporation                                 73,362         1,261,826
Aksys Ltd./1/                                      125,749         1,256,233
TTM Technologies Inc./1/                            87,855         1,254,569
Verity Inc./1/                                      95,908         1,253,518
Quicksilver Resources Inc./1/                       51,230         1,251,549
Interwoven Inc./1/                                 471,190         1,248,653
Bally Total Fitness Holding Corp./1/               144,126         1,246,690
Prosperity Bancshares Inc.                          58,501         1,246,656
Zoll Medical Corp./1/                               38,804         1,243,668
Ramco-Gershenson Properties Trust                   48,840         1,242,978
Cross Country Healthcare Inc./1/                    88,181         1,242,470
RehabCare Group Inc./1/                             72,797         1,241,189
Concur Technologies Inc./1/                        104,632         1,240,936
DuPont Photomasks Inc./1/                           54,581         1,239,535
Thomas Industries Inc.                              43,450         1,239,194
Wild Oats Markets Inc./1/                          113,160         1,236,839
Schnitzer Steel Industries Inc. Class A             41,180         1,236,635
Comtech Telecommunications Corp./1/                 51,674         1,235,525
Hologic Inc./1/                                     90,549         1,234,183
Spanish Broadcasting System Inc.
 Class A/1/                                        144,759         1,230,452
ValueVision Media Inc. Class A/1/                   77,333         1,230,368
Community Banks Inc.                                37,138         1,229,268
Interpore International/1/                          80,005         1,228,877
New England Business Service Inc.                   46,162         1,228,832
PMA Capital Corp. Class A                           97,978         1,227,664
Exult Inc./1/                                      152,595         1,226,864
Omega Financial Corp.                               37,136         1,225,488
Friedman's Inc.                                     87,812         1,224,977
Ameristar Casinos Inc./1/                           48,901         1,224,481
Vail Resorts Inc./1/                                85,441         1,221,806
CB Bancshares Inc.                                  19,815         1,213,689
Standex International Corp.                         49,908         1,212,764
Tanger Factory Outlet Centers Inc.                  32,857         1,207,495
World Fuel Services Corp.                           42,993         1,206,814
General Cable Corp./1/                             151,552         1,206,354
United Fire & Casualty Co.                          32,901         1,202,861
Tenneco Automotive Inc./1/                         191,128         1,202,195
Saga Communications Inc./1/                         62,089         1,201,422
Argonaut Group Inc.                                 92,355         1,200,615
Central Vermont Public Service Corp.                54,069         1,199,250
Korn/Ferry International/1/                        145,170         1,197,652
MRO Software Inc./1/                                87,663         1,196,600
Dress Barn Inc./1/                                  87,067         1,192,818
Hibbet Sporting Goods Inc./1/                       49,850         1,192,412
Capitol Bancorp Ltd.                                44,437         1,188,690
City Bank                                           36,649         1,187,794

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Neoware Systems Inc./1/                             69,538   $     1,187,014
Allegiant Bancorp Inc.                              58,762         1,186,992
Bel Fuse Inc. Class B                               44,841         1,184,699
Concord Camera Corp./1/                            111,181         1,184,078
Lithia Motors Inc. Class A                          59,191         1,182,044
Zygo Corp./1/                                       71,982         1,180,505
Correctional Properties Trust                       47,280         1,179,636
Aspect Communications Corp./1/                     141,144         1,175,730
RC2 Corp./1/                                        61,148         1,174,653
Netegrity Inc./1/                                  117,290         1,174,073
Discovery Laboratories Inc./1/                     162,736         1,171,699
Lightbridge Inc./1/                                124,213         1,171,329
4Kids Entertainment Inc./1/                         55,369         1,168,286
AAR Corp./1/                                       145,470         1,166,669
Mobile Mini Inc./1/                                 60,473         1,166,524
North Pittsburgh Systems Inc.                       68,703         1,163,142
RailAmerica Inc./1/                                135,077         1,161,662
Altiris Inc./1/                                     44,200         1,161,576
Peoples Holding Co.                                 25,454         1,159,175
Mattson Technology Inc./1/                         127,939         1,159,127
Information Holdings Inc./1/                        57,695         1,155,631
Tower Automotive Inc./1/                           256,775         1,155,488
New Focus Inc./1/                                  257,271         1,155,147
Plains Resource Inc./1/                             91,859         1,143,645
MBT Financial Corp.                                 72,989         1,138,628
Keystone Automotive Industries Inc./1/              52,429         1,137,709
Bank of Granite Corp.                               60,474         1,133,888
Oakley Inc./1/                                     113,351         1,133,510
WSFS Financial Corp.                                26,842         1,132,732
Ixia/1/                                            104,530         1,130,910
Republic Bancshares Inc.                            39,491         1,127,863
KVH Industries Inc./1/                              44,688         1,126,584
Agilysys Inc.                                      128,255         1,124,796
Lance Inc.                                         113,117         1,124,383
Riggs National Corp.                                71,356         1,123,857
Young Broadcasting Inc. Class A/1/                  57,349         1,123,467
Veritas DGC Inc./1/                                140,651         1,122,395
Zenith National Insurance Corp.                     40,302         1,121,202
Holly Corp.                                         45,164         1,119,164
American Woodmark Corp.                             25,000         1,119,000
InterCept Inc./1/                                   81,654         1,116,210
Possis Medical Inc./1/                              71,530         1,115,868
Drugstore.com Inc./1/                              145,382         1,112,172
Rofin-Sinar Technologies Inc./1/                    52,853         1,109,384
1st Source Corp.                                    57,984         1,108,074
Peregrine Pharmaceuticals Inc./1/                  515,344         1,107,990
Buckeye Technologies Inc./1/                       121,793         1,107,098
Robbins & Myers Inc.                                49,721         1,105,795
American Physicians Capital Inc./1/                 39,729         1,103,672
Homestore.com Inc./1/                              398,003         1,102,468
Antigenics Inc./1/                                  90,127         1,099,549
LookSmart Ltd./1/                                  349,172         1,096,400
TiVo Inc./1/                                       147,900         1,095,939
Molecular Devices Corp./1/                          62,908         1,095,857
NUI Corp.                                           73,281         1,095,551
Wellman Inc.                                       145,817         1,095,086
Artesyn Technologies Inc./1/                       144,239         1,093,332
Pulitzer Inc.                                       20,957         1,091,860
Brookstone Inc./1/                                  55,058         1,091,800
aaiPharma Inc./1/                                   63,794         1,091,515
Roxio Inc./1/                                      125,825         1,090,903
SuperGen Inc./1/                                   145,154         1,090,107
MemberWorks Inc./1/                                 34,211         1,088,594
Symmetricom Inc./1/                                171,744         1,087,140
Lindsay Manufacturing Co.                           54,015         1,085,702
Entrust Inc./1/                                    221,099         1,085,596
Pope & Talbot Inc.                                  71,779         1,085,298
Midwest Banc Holdings Inc.                          48,808         1,085,002
Lionbridge Technologies Inc./1/                    144,274         1,083,498
AMCOL International Corp.                           87,632         1,083,132
Camden National Corp.                               36,672         1,082,191
Farmer Brothers Co.                                  3,377         1,081,687
CIRCOR International Inc.                           56,286         1,080,691
Interface Inc. Class A/1/                          199,298         1,080,195
Synovis Life Technologies Inc./1/                   44,084         1,077,854
Stratasys Inc./1/                                   25,269         1,076,965
Concurrent Computer Corp./1/                       283,853         1,075,803
Columbia Banking System Inc.                        61,166         1,075,298
Omnicell Inc./1/                                    66,191         1,074,942

SCHEDULES OF INVESTMENTS                                                      59
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Energy Partners Ltd./1/                             96,353   $     1,071,445
Computer Network Technology Corp./1/               123,241         1,069,732
eCollege.com Inc./1/                                53,073         1,068,890
CompuCredit Corp./1/                                61,065         1,068,637
American Medical Security Group Inc./1/             52,577         1,067,839
Gabelli Asset Management Inc. Class A/1/            29,936         1,067,518
Innkeepers USA Trust                               122,470         1,065,489
Trex Co. Inc./1/                                    34,297         1,064,922
KCS Energy Inc./1/                                 156,457         1,063,908
Cleveland-Cliffs Inc./1/                            41,538         1,063,373
Fisher Communications Inc./1/                       22,539         1,062,714
Xicor Inc./1/                                      114,266         1,061,531
Maxygen Inc./1/                                    103,809         1,058,852
Noven Pharmaceuticals Inc./1/                       92,707         1,056,860
Tejon Ranch Co./1/                                  31,734         1,056,742
CorVel Corp./1/                                     29,725         1,056,724
Union Bankshares Corp.                              34,776         1,056,147
Apogee Enterprises Inc.                            102,126         1,053,940
Troy Financial Corp.                                30,058         1,052,331
Caraustar Industries Inc./1/                       120,013         1,047,713
Hancock Fabrics Inc.                                66,357         1,047,113
Interchange Financial Services Corp.                50,988         1,046,784
X-Rite Inc.                                         92,416         1,046,149
West Marine Inc./1/                                 54,807         1,044,073
Conceptus Inc./1/                                   79,622         1,043,048
Kadant Inc./1/                                      54,424         1,042,764
Excel Technology Inc./1/                            41,696         1,042,400
First Busey Corp. Class A                           40,333         1,040,591
Churchill Downs Inc.                                27,366         1,039,361
Ditech Communications Corp./1/                     118,202         1,037,814
Daktronics Inc./1/                                  64,760         1,036,808
Presstek Inc./1/                                   139,904         1,032,352
Great Lakes REIT Inc.                               64,771         1,031,154
Cascade Corp.                                       46,751         1,030,860
Prima Energy Corp./1/                               40,806         1,030,352
Rudolph Technologies Inc./1/                        53,302         1,029,262
PrivateBancorp Inc.                                 31,035         1,027,569
Red Robin Gourmet Burgers/1/                        40,317         1,026,471
Wet Seal Inc. Class A/1/                           102,114         1,026,246
Charles River Associates Inc./1/                    35,960         1,025,939
BSB Bancorp Inc.                                    36,929         1,023,303
PRG-Schultz International Inc./1/                  180,050         1,022,684
infoUSA Inc./1/                                    136,051         1,021,743
Central Parking Corp.                               83,229         1,019,555
OSI Systems Inc./1/                                 58,911         1,019,160
Bradley Pharmaceuticals Inc./1/                     37,373         1,018,414
Casual Male Retail Group Inc./1/                   137,794         1,018,298
Second Bancorp Inc.                                 37,145         1,012,201
Great Southern Bancorp Inc.                         25,942         1,009,663
TeleTech Holdings Inc./1/                          158,995         1,009,618
White Electronic Designs Corp./1/                   93,630         1,006,523
Ameron International Corp.                          30,451         1,005,188
Ennis Business Forms Inc.                           74,767         1,002,625
Sturm Ruger & Co. Inc.                              96,995         1,000,988
II-VI Inc./1/                                       50,062         1,000,739
Integrated Electrical Services Inc./1/             144,895           999,775
First State Bancorp                                 33,752           999,397
Epix Medical Inc./1/                                58,665           998,478
USB Holding Co. Inc.                                56,882           998,270
Advanta Corp. Class B                               92,552           995,860
Rainbow Technologies Inc./1/                       108,899           995,337
Tollgrade Communications Inc./1/                    61,903           994,781
Cascade Natural Gas Corp.                           50,725           994,210
Arrow Financial Corp.                               38,239           994,208
Sharper Image Corp./1/                              43,097           993,817
Citizens Inc./1/                                   123,180           991,599
BioLase Technology Inc./1/                          86,772           990,069
Harvest Natural Resources Inc./1/                  160,613           987,770
Connecticut Water Service Inc.                      36,590           987,564
CuraGen Corp./1/                                   196,125           986,509
Biopure Corp./1/                                   152,431           986,229
Virginia Financial Group Inc.                       32,796           986,176
EPIQ Systems Inc./1/                                58,141           986,071
PennRock Financial Services Corp.                   34,861           983,080
First Indiana Corp.                                 53,128           982,868
Cardiac Science Inc./1/                            236,084           982,109

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Cascade Bancorp                                     57,770   $       982,090
Bank of the Ozarks Inc.                             22,063           982,024
Ceradyne Inc./1/                                    37,899           980,447
Southern Financial Bancorp Inc.                     24,888           980,089
Children's Place Retail Stores Inc.
 (The)/1/                                           57,060           978,579
J&J Snack Foods Corp./1/                            28,093           977,636
deCODE genetics Inc./1/                            207,236           976,082
Playboy Enterprises Inc. Class B/1/                 67,024           975,199
FalconStor Software Inc./1/                        155,577           973,912
Concord Communications Inc./1/                      74,359           973,359
McGrath Rentcorp                                    34,782           972,157
St. Francis Capital Corp.                           33,014           971,932
USANA Health Sciences Inc./1/                       20,138           971,659
CCBT Financial Companies Inc.                       38,689           971,094
Regent Communications Inc./1/                      159,060           970,266
MatrixOne Inc./1/                                  196,781           970,130
UniFirst Corp.                                      41,015           969,595
Superconductor Technologies Inc./1/                246,610           969,177
Stamps.com Inc./1/                                 166,224           967,424
Regeneration Technologies Inc./1/                  106,830           966,812
Federal Agricultural Mortgage Corp./1/              35,794           966,438
DOV Pharmaceutical Inc./1/                          53,794           965,602
First Place Financial Corp.                         54,331           964,375
Audiovox Corp. Class A/1/                           76,210           962,532
Gibraltar Steel Corp.                               43,598           960,900
SCS Transportation Inc./1/                          63,541           959,469
William Lyon Homes Inc./1/                          19,121           958,918
PC-Tel Inc./1/                                      89,838           958,571
Ariad Pharmaceuticals Inc./1/                      158,502           954,182
Accredited Home Lenders Holding Co./1/              43,938           953,894
Centillium Communications Inc./1/                  134,784           952,923
Alexander's Inc./1/                                  9,028           952,454
Universal American Financial Corp./1/              107,594           952,207
Peapack-Gladstone Financial Corp.                   30,622           951,419
Bentley Pharmaceuticals Inc./1/                     58,546           951,372
Electro Rent Corp./1/                               75,999           950,747
First Bancorp (North Carolina)                      33,937           950,575
CCC Information Services Group Inc./1/              56,659           949,605
Clark Inc./1/                                       71,172           949,434
Pericom Semiconductor Corp./1/                      94,886           948,860
FindWhat.com/1/                                     54,908           948,810
TriZetto Group Inc. (The)/1/                       141,446           947,688
Peet's Coffee & Tea Inc./1/                         48,472           947,628
C-COR.net Corp./1/                                 143,428           946,625
i-STAT Corp./1/                                     70,762           946,088
Network Equipment Technologies Inc./1/             103,361           945,753
SPSS Inc./1/                                        56,005           944,804
Banner Corp.                                        45,599           943,899
Parker Drilling Co./1/                             395,003           932,207
First National Corp.                                35,175           932,137
Grace (W.R.) & Co./1/                              299,901           929,693
Cornell Companies Inc./1/                           56,488           929,228
OshKosh B'Gosh Inc. Class A                         36,101           928,518
Quaker City Bancorp Inc.                            23,176           927,040
Northwest Bancorp Inc.                              50,380           925,481
Joseph A. Bank Clothiers Inc./1/                    21,046           925,393
Sonic Solutions Inc./1/                             66,410           925,091
AsiaInfo Holdings Inc./1/                          137,038           923,636
La Jolla Pharmaceutical Co./1/                     233,438           922,080
World Acceptance Corp./1/                           67,991           921,278
Asbury Automotive Group Inc./1/                     55,273           920,295
Indevus Pharmaceuticals Inc./1/                    171,831           919,296
ITLA Capital Corp./1/                               21,536           917,649
LSI Industries Inc.                                 65,085           917,048
RTI International Metals Inc./1/                    87,061           915,882
CT Communications Inc.                              80,864           913,763
Palatin Technologies Inc./1/                       190,019           912,091
American Home Mortgage Holdings Inc.                51,845           910,917
Maxwell Shoe Co. Inc. Class A/1/                    63,366           909,936
Forrester Research Inc./1/                          63,436           909,038
EnPro Industries Inc./1/                            94,109           908,152
Seacoast Banking Corp. of Florida                   52,190           908,106

SCHEDULES OF INVESTMENTS                                                      61
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Flushing Financial Corp.                            43,403   $       904,519
Jill (J.) Group Inc. (The)/1/                       78,637           904,325
Silicon Graphics Inc./1/                           941,535           903,874
SY Bancorp Inc.                                     48,168           903,150
Sound Federal Bancorp Inc.                          60,319           902,975
MedQuist Inc./1/                                    46,620           902,563
Exact Sciences Corp./1/                             66,774           901,449
Watts Industries Inc. Class A                       51,140           901,087
VitalWorks Inc./1/                                 171,509           900,422
Vans Inc./1/                                        82,534           899,621
MTR Gaming Group Inc./1/                           103,629           898,463
Unifi Inc./1/                                      186,667           896,002
Chattem Inc./1/                                     64,494           895,177
Elizabeth Arden Inc./1/                             54,298           894,831
Standard Register Co. (The)                         53,831           893,595
Sipex Corp./1/                                     113,782           893,189
Farmers Capital Bank Corp.                          27,469           892,193
NeoPharm Inc./1/                                    59,427           891,405
TRC Companies Inc./1/                               54,104           890,552
Skyline Corp.                                       27,800           890,156
Big 5 Sporting Goods Corp./1/                       58,197           889,250
Euronet Worldwide Inc./1/                           73,049           888,276
Myers Industries Inc.                               88,596           886,846
Lexicon Genetics Inc./1/                           171,785           886,411
AK Steel Holding Corp./1/                          442,478           884,956
Calgon Carbon Corp.                                157,124           884,608
Humboldt Bancorp                                    56,228           882,217
Macatawa Bank Corp.                                 38,064           881,562
Alloy Inc./1/                                      157,415           881,524
Lakeland Bancorp Inc.                               55,078           878,495
MasTec Inc./1/                                      90,446           877,326
Middlesex Water Co.                                 35,778           876,919
TriPath Imaging Inc./1/                            100,651           875,664
Courier Corp.                                       17,158           873,514
BancFirst Corp.                                     16,480           873,440
Steven Madden Ltd./1/                               46,033           873,246
GulfMark Offshore Inc./1/                           62,151           873,222
Monolithic System Technology Inc./1/               103,677           871,924
Herley Industries Inc./1/                           49,695           870,656
Curative Health Services Inc./1/                    48,640           869,197
Atwood Oceanics Inc./1/                             36,204           868,534
Winston Hotels Inc.                                 95,118           865,574
Encore Acquisition Co./1/                           40,153           865,297
Pilgrim's Pride Corp. Class B                       69,217           865,213
Central European Distribution Corp./1/              31,604           864,369
Pathmark Stores Inc./1/                            123,814           862,984
Intertan Inc./1/                                    94,155           861,518
Shore Bancshares Inc.                               24,784           857,279
Mercantile Bank Corp.                               25,795           856,394
Stoneridge Inc./1/                                  58,211           856,284
Hollis-Eden Pharmaceuticals/1/                      35,146           856,157
Petroleum Development Corp./1/                      71,311           854,306
Mission West Properties Inc.                        69,097           854,039
Staar Surgical Co./1/                               80,421           853,267
Midas Inc./1/                                       64,666           851,005
Monro Muffler Brake Inc./1/                         28,641           847,774
Zymogenetics Inc./1/                                57,706           845,393
D&E Communications Inc.                             59,278           840,562
Quaker Chemical Corp.                               36,099           839,663
Hanmi Financial Corp.                               42,109           839,653
Vicor Corp./1/                                      88,017           838,802
Keynote Systems Inc./1/                             71,827           836,785
SJW Corp.                                            9,891           835,790
Ethyl Corp./1/                                      66,373           834,972
Standard Commercial Corp.                           45,329           834,054
Kensey Nash Corp./1/                                35,502           833,587
Berkshire Hills Bancorp Inc.                        24,686           831,671
Proxim Corp. Class A/1/                            557,354           830,457
Innovex Inc./1/                                     83,461           830,437
Financial Institutions Inc.                         37,972           829,688
Quidel Corp./1/                                    123,459           828,410
Renaissance Learning Inc./1/                        35,066           827,558
Immunogen Inc./1/                                  185,936           827,415
Coca-Cola Bottling Co. Consolidated                 16,458           825,369
Goody's Family Clothing Inc.                        83,651           824,799
EMS Technologies Inc./1/                            48,552           824,413
InFocus Corp./1/                                   169,392           823,245
Ocwen Financial Corp./1/                           180,064           819,291
Southwest Bancorp Inc.                              48,567           818,354

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
HEICO Corp.                                         60,147   $       817,999
Navigant International Inc./1/                      58,106           814,065
Willow Grove Bancorp Inc.                           50,519           812,851
Citizens First Bancorp Inc.                         39,191           811,254
D&K Healthcare Resources Inc.                       57,582           809,603
Gevity HR Inc.                                      54,958           806,783
Orthologic Corp./1/                                149,948           806,720
Energy Conversion Devices Inc./1/                   76,705           806,170
Resource America Inc. Class A                       67,791           805,357
Baldwin & Lyons Inc. Class B                        34,446           804,314
Integral Systems Inc./1/                            44,499           804,097
Playtex Products Inc./1/                           134,826           803,563
Administaff Inc./1/                                 90,357           803,274
Lydall Inc./1/                                      66,853           802,905
Pumatech Inc./1/                                   168,385           801,513
Synaptics Inc./1/                                   74,276           799,210
WatchGuard Technologies Inc./1/                    149,340           798,969
Octel Corp.                                         45,843           797,668
Applied Signal Technology Inc.                      39,942           796,843
Heartland Financial USA Inc.                        28,660           796,748
Lakeland Financial Corp.                            23,498           793,527
Horizon Financial Corp.                             49,073           792,038
Yardville National Bancorp                          37,776           791,407
MSC.Software Corp./1/                              109,828           790,762
Input/Output Inc./1/                               202,231           790,723
Wayne Bancorp Inc.                                  27,696           789,336
MAPICS Inc./1/                                      80,374           789,273
Firstbank Corp.                                     24,894           789,140
Nash Finch Co.                                      50,847           788,129
LabOne Inc./1/                                      33,697           786,151
Keithley Instruments Inc.                           55,509           785,452
Bei Technologies Inc.                               50,305           784,758
Kirkland's Inc./1/                                  48,872           783,418
Gladstone Capital Corp.                             40,200           781,890
PDI Inc./1/                                         31,887           781,869
Vital Sign Inc.                                     26,635           780,406
Ryerson Tull Inc.                                   99,438           775,616
Theragenics Corp./1/                               135,855           774,374
Riviana Foods Inc.                                  27,231           773,360
Vital Images Inc./1/                                41,275           772,668
Salem Communications Corp. Class A/1/               39,807           771,858
Valence Technology Inc./1/                         225,028           767,345
Aether Systems Inc./1/                             167,715           766,458
AmericanWest Bancorporation/1/                      41,759           765,860
Avatar Holdings/1/                                  23,919           764,930
Inet Technologies Inc./1/                           59,093           764,663
MIM Corp./1/                                       101,776           763,320
Acadia Realty Trust                                 69,399           762,001
Angelica Corp.                                      40,102           761,938
Kansas City Life Insurance Co.                      16,602           760,372
Gorman-Rupp Co. (The)                               33,592           759,515
United Security Bancshares Inc.                     29,689           753,210
Sanderson Farms Inc.                                23,921           752,555
Closure Medical Corp./1/                            30,797           751,139
Magna Entertainment Corp. Class A/1/               180,247           749,828
LodgeNet Entertainment Corp./1/                     48,081           745,256
Coachmen Industries Inc.                            63,637           745,189
NBC Capital Corp.                                   30,673           743,514
United Industrial Corp.                             46,737           743,118
Consolidated-Tomoka Land Co.                        25,527           740,538
Aftermarket Technology Corp./1/                     64,809           739,471
E-LOAN Inc./1/                                     203,596           739,053
Raven Industries Inc.                               29,978           738,958
PDF Solutions Inc./1/                               65,655           738,619
Movado Group Inc.                                   33,690           737,811
Repligen Corp./1/                                  136,665           736,624
Group 1 Software Inc./1/                            40,945           735,782
National Presto Industries Inc.                     21,410           735,219
SoundView Technology Group Inc./1/                  74,685           734,900
Capital Corporation of the West/1/                  22,785           734,361
IXYS Corp./1/                                       78,352           734,158
Apex Mortgage Capital Inc.                         136,439           734,042
Building Materials Holdings Corp.                   55,870           731,897
Integrated Defense Technologies Inc./1/             43,542           730,635
First Oak Brook Bancshares Class A                  29,313           729,894

SCHEDULES OF INVESTMENTS                                                      63
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
SFBC International Inc./1/                          25,663   $       729,650
Matria Healthcare Inc./1/                           42,177           727,975
Supertex Inc./1/                                    40,505           726,660
Boston Communications Group Inc./1/                 72,799           725,879
Sykes Enterprises Inc./1/                          109,635           725,784
JNI Corp./1/                                       104,366           725,344
Penn Engineering & Manufacturing Corp.              47,026           724,671
FNB Corp. (Virginia)                                26,633           723,885
Casella Waste Systems Inc. Class A/1/               58,263           723,626
Universal Display Corp./1/                          69,438           721,461
OceanFirst Financial Corp.                          28,818           721,315
LSB Bancshares Inc.                                 39,194           721,170
SBS Technologies Inc./1/                            66,457           721,058
Quixote Corp.                                       28,644           720,397
Wackenhut Corrections Corp./1/                      42,196           719,442
CNA Surety Corp./1/                                 71,562           719,198
Universal Electronics Inc./1/                       62,354           717,071
Department 56 Inc./1/                               56,236           714,197
German American Bancorp                             40,548           712,023
Net2Phone Inc./1/                                  112,623           710,651
CNB Financial Corp.                                 16,809           710,180
Southwest Water Co.                                 50,463           710,014
Option Care Inc./1/                                 59,025           708,890
Dobson Communications Corp. Class A/1/              87,175           707,861
GSI Commerce Inc./1/                                70,911           707,692
Healthcare Services Group Inc.                      42,881           707,536
LTC Properties Inc.                                 60,859           704,747
MainSource Financial Group Inc.                     27,065           701,254
Astec Industries Inc./1/                            68,000           700,400
Strattec Security Corp./1/                          14,685           699,887
ABC Bancorp                                         44,834           699,859
Learning Tree International Inc./1/                 41,635           698,219
Tweeter Home Entertainment Group Inc./1/            90,857           697,782
Sequa Corp. Class A/1/                              16,280           696,947
Laserscope/1/                                       59,262           696,329
Sigma Designs Inc./1/                               81,001           695,799
Midland Co. (The)                                   32,641           695,253
TriCo Bancshares                                    24,218           692,635
Lifeline Systems Inc./1/                            21,890           690,411
Meridian Resource Corp. (The)/1/                   160,159           690,285
Pinnacle Entertainment Inc./1/                      98,575           690,025
Diversa Corp./1/                                    88,935           689,246
C&F Financial Corp.                                 15,227           688,397
Nara Bancorp Inc.                                   40,101           686,930
Stanley Furniture Co. Inc.                          22,507           686,689
CardioDynamics International Corp./1/              152,691           685,583
Aaon Inc./1/                                        41,681           684,402
National Bankshares Inc.                            15,969           683,154
Horizon Organic Holding Corp./1/                    28,502           682,338
Bryn Mawr Bank Corp.                                16,190           681,599
Provident Bancorp Inc.                              16,214           681,312
Advanced Marketing Services Inc.                    66,506           679,691
Register.com/1/                                    150,677           679,553
National Processing Inc./1/                         35,128           678,673
Hickory Tech Corp.                                  59,260           678,527
Kenneth Cole Productions Class A                    25,984           678,442
Cole National Corp./1/                              54,413           677,986
Avant Immunotherapeutics Inc./1/                   281,152           677,576
CPI Corp.                                           36,824           677,562
Woodhead Industries Inc.                            44,915           675,971
Columbia Bancorp                                    25,179           674,797
SS&C Technologies Inc.                              33,732           674,303
Gerber Scientific Inc./1/                           94,886           673,691
Paxson Communications Corp./1/                     135,674           672,943
Darling International Inc./1/                      253,802           672,575
Credit Acceptance Corp./1/                          59,241           672,385
Gene Logic Inc./1/                                 142,395           669,256
Safety Insurance Group Inc.                         43,073           668,493
Syntel Inc.                                         29,260           667,421
NYFIX Inc./1/                                      118,964           666,198
Coastal Financial Corp.                             47,329           662,134
Dura Automotive Systems Inc./1/                     69,445           661,116
U.S. Physical Therapy Inc./1/                       54,014           660,645
Cepheid Inc./1/                                    141,252           659,647

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Partners Trust Financial Group Inc.                 30,008   $       658,676
Exchange National Bancshares Inc.                   18,996           658,211
Fargo Electronics/1/                                52,215           657,909
Buckle Inc. (The)/1/                                34,079           656,362
Boykin Lodging Co.                                  79,558           655,558
Summit Bancshares Inc.                              23,801           654,528
Sauer-Danfoss Inc.                                  46,143           650,616
Sun Bancorp Inc. (New Jersey)/1/                    29,550           650,100
Southside Bancshares Inc.                           40,089           647,836
Hudson Highland Group Inc./1/                       33,661           647,638
Infonet Services Corp. Class B/1/                  309,835           644,457
Kosan Biosciences Inc./1/                           80,955           644,402
Guilford Pharmaceuticals Inc./1/                   104,098           644,367
EnergySouth Inc.                                    19,957           644,212
Matrix Service Co./1/                               36,272           644,191
FloridaFirst Bancorp Inc.                           24,456           643,437
Luminex Corp./1/                                    95,297           643,255
Hypercom Corp./1/                                  119,291           642,978
1-800-FLOWERS.COM Inc./1/                           85,410           642,283
Warwick Valley Telephone Co.                         8,185           638,348
SM&A/1/                                             55,297           637,574
Progenics Pharmaceuticals Inc./1/                   36,919           635,745
Greene County Bancshares Inc.                       26,643           635,436
Overland Storage Inc./1/                            42,978           633,926
Western Sierra Bancorp/1/                           17,704           632,918
Lufkin Industries Inc.                              26,316           631,584
Vastera Inc./1/                                    122,781           631,094
Blair Corp.                                         30,341           631,093
Embarcadero Technologies Inc./1/                    62,740           629,910
SBA Communications Corp./1/                        196,785           629,712
NN Inc.                                             48,938           629,343
NIC Inc./1/                                        133,524           628,898
Encore Wire Corp./1/                                47,624           628,637
Aspen Technology Inc./1/                           161,078           628,204
Penn-America Group Inc.                             41,921           627,977
Central Coast Bancorp/1/                            37,172           627,835
Skechers U.S.A. Inc. Class A/1/                     84,491           626,923
Wilsons The Leather Experts Inc./1/                 78,451           626,823
Yadkin Valley Bank & Trust Co.                      35,558           625,821
First United Corp.                                  27,660           623,733
Massbank Corp.                                      16,960           623,619
Digimarc Corp./1/                                   42,361           623,130
Bassett Furniture Industries Inc.                   45,793           620,495
Brush Engineered Materials Inc./1/                  60,514           620,268
OPNET Technologies Inc./1/                          49,677           619,969
Stellent Inc./1/                                    79,781           619,101
Republic Bancorp Inc. Class A                       32,567           619,099
Genencor International Inc./1/                      39,238           615,644
Eastern Virginia Bankshares                         22,021           615,487
CFS Bancorp Inc.                                    44,112           614,039
State Bancorp Inc.                                  30,785           613,237
Navigators Group Inc./1/                            18,737           612,887
Arena Pharmaceuticals Inc./1/                       85,103           612,742
Pain Therapeutics Inc./1/                           99,582           612,429
Covenant Transport Inc. Class A/1/                  33,235           611,524
Datastream Systems Inc./1/                          78,616           609,274
Century Aluminum Co./1/                             55,991           607,502
American Mortgage Acceptance Corp.                  36,654           606,257
HealthExtras Inc./1/                                70,409           606,221
Quality Systems Inc./1/                             15,079           606,176
MTC Technologies Inc./1/                            26,100           605,520
Tellium Inc./1/                                    440,677           603,727
VIVUS Inc./1/                                      172,260           602,910
Resource Bankshares Corp.                           20,687           602,819
Verint Systems Inc./1/                              28,167           602,774
Hexcel Corp./1/                                    102,156           602,720
CoBiz Inc.                                          37,554           601,991
Penns Woods Bancorp Inc.                            13,769           601,981
Klamath First Bancorp Inc.                          27,756           600,917
Citizens South Banking Corp.                        40,516           599,232
Raindance Communications Inc./1/                   217,008           598,942
First Horizon Pharmaceutical Corp./1/               93,375           597,600
Volt Information Sciences Inc./1/                   36,193           597,185
Overstock.com Inc./1/                               40,101           597,184
Young Innovations Inc.                              18,625           596,186

SCHEDULES OF INVESTMENTS                                                      65
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lawson Products Inc.                                22,132   $       594,244
Cherokee Inc./1/                                    27,960           592,752
Footstar Inc./1/                                    87,663           592,602
ParthusCeva Inc./1/                                 68,971           592,461
Neose Technologies Inc./1/                          63,288           591,743
Semitool Inc./1/                                    74,249           591,022
TradeStation Group Inc./1/                          79,058           590,721
IBT Bancorp Inc.                                    11,829           590,385
Bioreliance Corp./1/                                22,998           587,829
Global Power Equipment Group Inc./1/               111,490           587,552
First of Long Island Corp.                          15,535           587,068
Coastal Bancorp Inc.                                18,455           585,946
Del Laboratories Inc./1/                            20,641           583,108
CRIIMI MAE Inc./1/                                  56,176           583,107
PEC Solutions Inc./1/                               39,407           581,647
Seattle Genetics Inc./1/                            95,792           581,457
Camco Financial Corp.                               34,188           581,196
Chicago Pizza & Brewery Inc./1/                     49,463           581,190
Chesapeake Utilities Corp.                          25,336           580,701
Osteotech Inc./1/                                   70,541           577,731
Bebe Stores Inc./1/                                 21,292           577,013
State Financial Services Corp. Class A              23,247           576,061
Mothers Work Inc./1/                                18,978           575,982
Drexler Technology Corp./1/                         41,071           575,815
Shenandoah Telecommunications Co.                   14,855           572,660
Tier Technologies Inc. Class B/1/                   64,271           572,655
A.S.V. Inc./1/                                      29,974           572,204
BroadVision Inc./1/                                116,646           571,915
KFx Inc./1/                                        113,867           571,612
Patriot Bank Corp.                                  30,289           569,433
iPayment Holdings Inc./1/                           24,955           567,976
Aceto Corp.                                         40,464           566,496
Party City Corp./1/                                 45,643           565,060
Capstead Mortgage Corp.                             45,430           564,695
SeeBeyond Technology Corp./1/                      220,506           564,495
Pomeroy IT Solutions Inc.                           44,315           562,801
America's Car-Mart Inc./1/                          18,724           560,784
McMoRan Exploration Co./1/                          53,442           560,072
FNB Corp.                                           22,447           560,053
Omega Healthcare Investors Inc./1/                  72,538           557,092
Charter Financial Corp.                             18,055           556,997
First M&F Corp.                                     15,528           553,573
Blue Rhino Corp./1/                                 49,937           553,302
Aphton Corp./1/                                     98,529           552,748
Medis Technologies Ltd./1/                          54,164           551,931
World Wrestling Entertainment Inc.                  55,034           551,441
Great Atlantic & Pacific Tea Co./1/                 67,862           550,361
Whitehall Jewellers Inc./1/                         49,069           550,063
Center Bancorp Inc.                                 34,150           548,790
Sizeler Property Investors Inc.                     52,361           548,743
iGATE Corp./1/                                      93,000           548,700
NL Industries Inc.                                  33,720           548,624
Heritage Commerce Corp./1/                          51,049           547,756
Bone Care International Inc./1/                     43,007           547,049
CSS Industries Inc.                                 21,227           546,595
Alliance Semiconductor Corp./1/                    100,001           544,005
Plug Power Inc./1/                                 105,563           543,755
SEMCO Energy Inc.                                  117,932           542,487
SAFLINK Corp./1/                                   117,826           542,000
EverTrust Financial Group Inc.                      19,081           541,519
FFLC Bancorp Inc.                                   18,635           540,974
Stepan Co.                                          23,730           540,569
Enstar Group Inc./1/                                13,752           539,766
Three-Five Systems Inc./1/                          97,663           538,123
Metris Companies Inc.                              130,035           535,744
Heritage Financial Corp.                            24,478           533,131
MarineMax Inc./1/                                   36,695           532,444
Hi-Tech Pharmacal Co./1/                            22,683           532,370
P.A.M. Transportation Services Inc./1/              25,906           531,591
Commercial Capital Bancorp Inc./1/                  33,948           530,607
OMNOVA Solutions Inc./1/                           151,130           530,466
Charlotte Russe Holding Inc./1/                     51,514           530,079
Royal Bancshares of Pennsylvania Class A            19,710           529,214
First Defiance Financial Corp.                      22,647           527,675

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Applica Inc./1/                                     87,061   $       526,719
InteliData Technologies Corp./1/                   222,589           525,310
Coldwater Creek Inc./1/                             53,478           525,154
Ulticom Inc./1/                                     49,800           524,394
Dave & Buster's Inc./1/                             50,824           523,487
American National Bankshares Inc.                   20,899           521,848
Rent-Way Inc./1/                                    97,072           521,277
MutualFirst Financial Inc.                          20,355           521,088
Research Frontiers Inc./1/                          45,301           519,557
Merchants Bancshares Inc.                           18,360           519,221
Chronimed Inc./1/                                   56,829           518,849
Drew Industries Inc./1/                             27,967           517,669
Sanfilippo (John B.) & Son Inc./1/                  24,262           515,810
GA Financial Inc.                                   19,008           515,687
Financial Industries Corp.                          36,252           514,778
Computer Horizons Corp./1/                         139,063           514,533
ON Semiconductor Corp./1/                          128,455           513,820
Digitas Inc./1/                                     70,397           511,082
Perini Corp./1/                                     74,442           510,672
Computer Programs & Systems Inc.                    28,210           508,626
Stein Mart Inc./1/                                  92,932           508,338
QAD Inc./1/                                         46,343           507,919
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                         54,904           507,862
Security Bank Corp.                                 17,169           506,486
Restoration Hardware Inc./1/                        87,059           505,813
Boston Beer Co. Inc. Class A/1/                     31,599           503,056
IMPAC Medical Systems Inc./1/                       28,096           502,637
First Citizens Banc Corp.                           18,966           502,599
PennFed Financial Services Inc.                     17,270           502,557
Ducommun Inc./1/                                    30,652           499,628
Nelson (Thomas) Inc./1/                             36,168           499,480
Powell Industries Inc./1/                           29,730           499,464
Neoforma Inc./1/                                    35,410           497,511
1-800 CONTACTS INC./1/                              24,459           493,583
Metrologic Instruments Inc./1/                      13,709           493,387
Horizon Offshore Inc./1/                           120,033           493,336
Source Interlink Companies Inc./1/                  52,475           493,265
Westfield Financial Inc.                            22,094           493,138
Columbia Bancorp (Oregon)                           34,260           492,316
Century Bancorp Inc. Class A                        14,673           490,665
SureBeam Corporation Class A/1/                    343,004           490,496
Associated Estates Realty Corp.                     75,066           489,430
AVI BioPharma Inc./1/                               94,060           486,290
Interpool Inc.                                      30,556           486,146
Parkvale Financial Corp.                            19,231           485,583
Radiant Systems Inc./1/                             77,449           484,831
Nuvelo Inc./1/                                     184,901           484,441
Nassda Corp./1/                                     61,396           483,187
Dril-Quip Inc./1/                                   28,516           481,920
Mail-Well Inc./1/                                  137,415           480,953
Collins & Aikman Corp./1/                          142,251           480,808
Gulf Island Fabrication Inc./1/                     31,939           480,363
Petroleum Helicopters Inc./1/                       16,549           479,938
Pemstar Inc./1/                                    134,659           479,386
Provident Financial Holdings Inc.                   15,952           478,879
Interland Inc./1/                                   61,980           476,626
Crown Media Holdings Inc./1/                        57,994           474,391
Perry Ellis International Inc./1/                   16,603           474,016
Ultimate Electronics Inc./1/                        49,928           473,817
TransMontaigne Inc./1/                              79,461           473,588
Virginia Commerce Bancorp Inc./1/                   21,684           473,145
Summit America Television Inc./1/                  162,482           472,823
ESB Financial Corp.                                 32,467           472,720
Maritrans Inc.                                      31,438           471,570
Cholestech Corp./1/                                 61,864           470,166
Shoe Carnival Inc./1/                               32,823           469,369
Hooker Furniture Corp.                              13,773           468,971
NASB Financial Inc.                                 14,025           468,575
Princeton Review Inc. (The)/1/                      72,602           466,831
Lannett Co. Inc./1/                                 26,657           466,231
Dynacq International Inc./1/                        25,735           465,546
Franklin Financial Corp.                            14,988           463,279
Commercial Bankshares Inc.                          15,355           460,036
BancTrust Financial Group Inc.                      30,402           459,070
CryoLife Inc./1/                                    74,482           458,809
Medical Action Industries Inc./1/                   35,229           458,682

SCHEDULES OF INVESTMENTS                                                      67
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
RCN Corp./1/                                       248,945   $       458,059
Sun Bancorp Inc. (Pennsylvania)                     24,663           456,759
Dendreon Corp./1/                                   51,377           454,686
Compucom Systems Inc./1/                           107,881           453,100
Insurance Auto Auctions Inc./1/                     40,107           451,204
First South Bancorp Inc.                            13,996           449,971
Foothill Independent Bancorp                        21,163           449,714
GB&T Bancshares Inc.                                20,201           449,674
Allscripts Healthcare Solutions Inc./1/            109,872           448,278
Meridian Bioscience Inc.                            44,567           446,561
Turnstone Systems Inc./1/                          155,492           446,262
Triton PCS Holdings Inc. Class A/1/                 99,976           445,893
Candela Corp./1/                                    34,940           445,834
Durect Corp./1/                                    132,673           445,781
Great American Financial Resources Inc.             30,695           444,464
Alico Inc.                                          15,859           444,211
M&F Worldwide Corp./1/                              46,125           444,184
RPC Inc.                                            44,352           443,520
First Federal Financial of Kentucky                 14,365           440,287
CyberGuard Corp./1/                                 46,289           440,208
Exactech Inc./1/                                    26,891           439,668
ACLARA BioSciences Inc./1/                         110,071           435,881
NetScout Systems Inc./1/                            87,315           435,702
Dominion Homes Inc./1/                              16,889           434,554
NS Group Inc./1/                                    67,263           434,519
Virage Logic Corp./1/                               57,067           433,709
PAB Bankshares Inc.                                 31,987           432,784
Oak Hill Financial Inc.                             14,863           430,878
Aspect Medical Systems Inc./1/                      41,922           430,539
First Consulting Group Inc.                         86,434           430,441
American Land Lease Inc.                            23,230           428,593
LNB Bancorp Inc.                                    21,220           428,220
NetRatings Inc./1/                                  45,759           427,069
National Healthcare Corp./1/                        29,905           427,043
Sanders Morris Harris Group Inc.                    48,036           426,079
National Health Realty Inc.                         28,177           426,036
Redback Networks Inc./1/                           696,262           424,720
Center Financial Corp./1/                           20,902           424,520
Vitria Technology Inc./1/                           83,827           423,326
BHA Group Inc.                                      17,714           420,885
Weyco Group Inc.                                     8,480           419,675
Santander BanCorp                                   22,132           415,418
Schawk Inc.                                         34,768           414,435
Bruker BioSciences Corp./1/                         93,695           412,258
Rex Stores Corp./1/                                 31,513           411,245
DigitalThink Inc./1/                               159,863           410,848
DJ Orthopedics Inc./1/                              29,424           410,465
Specialty Laboratories Inc./1/                      31,452           410,449
Cantel Medical Corp./1/                             30,731           409,952
Finlay Enterprises Inc./1/                          28,174           409,368
Kana Software Inc./1/                              104,363           409,103
Ambassadors Group Inc./1/                           23,879           406,182
First Albany Companies Inc.                         31,734           404,608
Westmoreland Coal Co./1/                            28,387           398,270
Medallion Financial Corp.                           63,216           398,261
DHB Industries Inc./1/                              91,543           398,212
Flag Financial Corp.                                29,784           398,212
Arden Group Inc. Class A                             6,458           397,167
Taylor Capital Group Inc.                           17,188           396,699
United Security Bancshares                          15,482           390,146
Cavalry Bancorp Inc.                                23,219           388,918
Boyds Collection Ltd. (The)/1/                      85,807           386,990
Seabulk International Inc./1/                       53,059           386,800
Diodes Inc./1/                                      18,752           386,104
Ingles Markets Inc. Class A                         39,299           385,130
McLeodUSA Inc. Class A/1/                          276,594           384,466
Marine Products Corp.                               26,117           384,442
Warwick Community Bancorp                           13,539           381,394
United Mobile Homes Inc.                            25,186           379,553
Northern States Financial Corp.                     13,158           379,082
WESCO International Inc./1/                         72,231           377,768
Tarragon Realty Investors Inc./1/                   24,693           376,568
Medical Staffing Network Holdings Inc./1/           49,519           374,364
Gundle/SLT Environmental Inc./1/                    24,325           373,389
CollaGenex Pharmaceuticals Inc./1/                  34,796           373,361
Greater Community Bancorp                           23,424           370,099
Material Sciences Corp.                             36,096           368,901
PICO Holdings Inc./1/                               28,212           368,731

68                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Manufacturers Services Ltd./1/                      73,518   $       367,590
Deb Shops Inc.                                      19,949           366,064
Maui Land & Pineapple Co. Inc./1/                   14,119           365,117
Reading International Inc. Class A/1/               62,610           357,503
Seaboard Corp.                                       1,660           357,066
Bankrate Inc./1/                                    25,457           356,907
Alamo Group Inc.                                    24,880           354,789
Smart & Final Inc./1/                               56,708           354,425
Milacron Inc.                                      153,855           353,867
Sierra Bancorp                                      22,993           353,632
Steinway Musical Instruments Inc./1/                19,917           353,527
Midway Games Inc./1/                               119,276           353,057
Third Wave Technologies Inc./1/                    108,923           351,821
Nature's Sunshine Products Inc.                     42,244           350,625
Crawford & Co. Class B                              49,639           348,466
Pacific Union Bank                                  18,477           342,748
APAC Customer Services Inc./1/                     136,044           340,110
Sypris Solutions Inc.                               24,459           335,822
Ambassadors International Inc.                      27,070           331,607
Trans World Entertainment Corp./1/                  58,589           331,028
Greenbrier Companies Inc./1/                        24,252           327,645
Old Point Financial Corp.                           10,444           327,106
Novoste Corp./1/                                    74,152           327,010
PetroCorp Inc./1/                                   24,280           326,809
GTC Biotherapeutics Inc./1/                        104,691           324,542
Price Legacy Corporation/1/                         92,500           323,750
Catapult Communications Corp./1/                    25,647           322,639
Synplicity Inc./1/                                  54,360           320,724
Independence Holding Co.                            14,731           320,399
Pegasystems Inc./1/                                 43,591           318,214
Green Mountain Coffee Roasters Inc./1/              16,035           317,653
Dover Downs Gaming & Entertainment Inc.             38,606           317,341
U.S. Xpress Enterprises Inc. Class A/1/             25,701           314,837
Galyan's Trading Co./1/                             30,646           312,896
FTD Inc. Class A/1/                                 13,895           312,776
Guess ? Inc./1/                                     34,852           310,183
United PanAm Financial Corp./1/                     17,773           309,428
Community Bank of Northern Virginia                 18,629           308,310
Cerus Corp./1/                                      66,540           308,080
Duratek Inc./1/                                     34,488           307,633
Standard Motor Products Inc.                        30,307           306,101
Richardson Electronics Ltd.                         28,561           302,747
Ansoft Corp./1/                                     29,373           301,073
BRT Realty Trust                                    15,736           300,243
Value Line Inc.                                      6,250           300,000
Metro One Telecommunications Inc./1/                85,330           296,948
Technical Olympic USA Inc./1/                       10,691           294,003
Clayton Williams Energy Inc./1/                     15,561           293,325
Handspring Inc./1/                                 258,143           291,702
Virbac Corp./1/                                     40,224           291,624
Acme Communications Inc./1/                         38,581           291,287
Alteon Inc./1/                                     153,174           291,031
MAIR Holdings Inc./1/                               42,855           290,985
Pantry Inc. (The)/1/                                23,870           288,588
FMS Financial Corp.                                 17,178           287,731
PC Connection Inc./1/                               30,557           287,236
Hampshire Group Ltd./1/                              9,018           287,133
General Binding Corp./1/                            27,521           286,218
Modtech Holdings Inc./1/                            35,973           285,626
Digital Generation Systems Inc./1/                 129,877           283,002
Systemax Inc./1/                                    42,437           281,782
Emerson Radio Corp./1/                              74,910           280,912
ICT Group Inc./1/                                   24,811           265,726
Mobius Management Systems Inc./1/                   32,551           261,059
Beasley Broadcast Group Inc. Class A/1/             18,855           260,576
TheStreet.com Inc./1/                               57,403           258,314
SimpleTech Inc./1/                                  35,788           256,242
Ampco-Pittsburgh Corp.                              21,181           253,960
Dover Motorsports Inc.                              67,002           251,928
National Beverage Corp./1/                          16,643           251,309
Fairchild Corp. (The) Class A/1/                    50,536           250,153
Centennial Communications Corp./1/                  48,940           248,615
Liquidmetal Technologies/1/                         77,727           244,840

SCHEDULES OF INVESTMENTS                                                      69
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Sanchez Computer Associates Inc./1/                 63,297   $       243,060
Micro Therapeutics Inc./1/                          44,704           236,484
Mestek Inc./1/                                      13,948           234,466
United Capital Corp.                                12,966           233,388
Convera Corp./1/                                    52,418           228,018
MarketWatch.com Inc./1/                             26,936           225,212
Donegal Group Inc. Class A                          14,715           222,196
NYMAGIC Inc.                                         9,754           218,782
Pegasus Communications Corp./1/                     14,319           213,067
Oneida Ltd.                                         66,732           205,535
Star Scientific Inc./1/                            110,928           201,889
Newtek Business Services Inc./1/                    38,150           188,461
Alliance Imaging Inc./1/                            54,348           186,957
Retractable Technologies Inc./1/                    30,359           185,493
EMC Insurance Group Inc.                            10,385           183,399
Oneida Financial Corp.                               7,575           180,437
Omega Protein Corp./1/                              27,094           177,466
Optical Communication Products Inc./1/              74,188           175,084
Carmike Cinemas Inc./1/                              6,324           166,384
Sirna Therapeutics Inc./1/                          29,074           166,303
Inter Parfums Inc.                                  15,266           152,660
Nuance Communications Inc./1/                       26,104           151,142
Clean Harbors Inc./1/                               35,409           150,488
Hungarian Telephone and Cable Corp./1/              15,022           138,953
Atari Inc./1/                                       31,349           128,217
North Coast Energy Inc./1/                           9,736           121,583
Revlon Inc. Class A/1/                              45,678           121,503
Raytech Corp./1/                                    33,530           117,690
Noland Co.                                           2,929            99,293
American Realty Investors Inc./1/                    9,531            95,691
Blount International Inc./1/                        18,418            88,591
Transcontinental Realty Investments
 Inc./1/                                             7,451            87,847
Orleans Homebuilders Inc./1/                         7,334            86,688
Sports Resorts International Inc./1/                 7,024            35,682
TOTAL COMMON STOCKS
 (Cost: $3,690,483,302)                                        3,536,835,628

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.83%

MONEY MARKET FUNDS - 14.26%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                   335,213,087   $   335,213,087
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                                 123,746,005       123,746,005
BlackRock Temp Cash Money Market Fund/2/         5,497,041         5,497,041
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/               29,176,094        29,176,094
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/      11,249,637        11,249,637
                                                                 504,881,864

FLOATING RATE NOTES - 5.54%
Beta Finance Inc.
  1.08%, 05/20/04/2/                         $   5,624,818         5,624,284
  1.08%, 09/15/04/2/                            11,249,637        11,248,561
  1.17%, 08/23/04/2/                             5,624,818         5,629,135
CC USA Inc.
  1.06%, 05/24/04/2/                            11,249,637        11,248,915
  1.08%, 04/19/04/2/                             4,949,840         4,949,705
  1.12%, 07/15/04/2/                             5,624,818         5,626,414
Dorada Finance Inc.
  1.08%, 05/20/04/2/                            11,249,637        11,248,567
  1.24%, 08/09/04/2/                             2,812,409         2,812,049
Five Finance Inc.
  1.09%, 04/15/04/2/                             5,624,818         5,624,818
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                            11,249,637        11,249,637
Holmes Financing PLC
  1.08%, 04/15/04/2/                             2,249,927         2,249,927
K2 USA LLC
  1.08%, 08/16/04/2/                             2,812,409         2,812,041
  1.08%, 09/27/04/2/                            12,149,608        12,147,810
  1.09%, 04/13/04/2/                             5,624,818         5,624,672
  1.09%, 05/17/04/2/                             5,624,818         5,624,643

70                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                         $   4,499,855   $     4,499,132
  1.08%, 05/04/04/2/                             5,624,818         5,624,654
  1.08%, 06/28/04/2/                             5,624,818         5,623,988
  1.09%, 03/29/04/2/                             5,624,818         5,624,818
Nationwide Building Society
  1.08%, 07/23/04/2/                             8,437,228         8,437,228
Sigma Finance Inc.
  1.05%, 07/20/04/2/                             5,624,818         5,623,915
  1.07%, 10/15/03/2/                            11,249,637        11,249,594
  1.07%, 07/01/04/2/                             5,624,818         5,623,766
  1.24%, 08/06/04/2/                             2,812,409         2,812,170
Tango Finance Corp.
  1.05%, 07/15/04/2/                             3,374,891         3,374,010
  1.06%, 07/06/04/2/                             3,374,891         3,374,627
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             5,624,818         5,623,743
White Pine Finance LLC
  1.08%, 05/17/04/2/                             6,749,782         6,749,782
  1.08%, 07/06/04/2/                             6,749,782         6,749,288
  1.08%, 08/26/04/2/                             5,624,818         5,624,036
  1.09%, 04/20/04/2/                             5,624,818         5,624,818
                                                                 195,960,747

COMMERCIAL PAPER - 2.89%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                             5,343,578         5,341,221
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                             5,624,818         5,622,192
Edison Asset Securitization
  1.07%, 10/23/03/2/                            10,574,659        10,567,744
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                             3,937,373         3,935,535
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                             6,637,286         6,634,354
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                             5,624,818         5,621,701
New Center Asset Trust
  1.06%, 10/22/03/2/                             5,624,818         5,621,340
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                             5,624,818         5,621,701
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                             5,624,818         5,623,659
Receivables Capital Corp.
  1.05%, 10/15/03/2/                             3,780,778         3,779,234
Sydney Capital Corp.
  1.07%, 10/17/03/2/                             4,556,103         4,553,936
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                            11,249,637        11,247,384
  1.05%, 10/15/03/2/                             5,624,818         5,622,522
  1.11%, 10/01/03/2/                            22,499,274        22,499,274
                                                                 102,291,797

TIME DEPOSITS - 0.89%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                             5,624,818         5,624,818
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                             2,812,409         2,812,409
  1.08%, 10/30/03/2/                             4,499,855         4,499,854
  1.37%, 08/26/04/2/                            11,249,637        11,249,637
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                             7,312,264         7,308,972
                                                                  31,495,690

REPURCHASE AGREEMENTS - 0.25%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                             8,999,710         8,999,709
                                                                   8,999,709
TOTAL SHORT TERM INVESTMENTS
 (Cost: $843,629,807)                                            843,629,807

TOTAL INVESTMENTS IN SECURITIES - 123.75%
 (Cost $4,534,113,109)                                         4,380,895,876
OTHER ASSETS, LESS LIABILITIES - (23.75%)                       (841,129,878)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 3,539,765,998
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      71

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.98%
Overture Services Inc./1/                          220,058   $     5,829,336
Cytyc Corp./1/                                     387,217         5,823,744
Titan Corp. (The)/1/                               274,251         5,715,391
RF Micro Devices Inc./1/                           593,593         5,514,479
Avid Technology Inc./1/                            102,999         5,442,467
Conexant Systems Inc./1/                           924,934         5,235,126
Pacific Sunwear of California Inc./1/              244,061         5,042,300
Cymer Inc./1/                                      119,236         4,912,523
Covance Inc./1/                                    212,231         4,749,730
Sonus Networks Inc./1/                             684,396         4,742,864
Accredo Health Inc./1/                             164,977         4,617,706
Affiliated Managers Group Inc./1/                   72,615         4,560,222
Take-Two Interactive Software Inc./1/              133,361         4,556,945
Vitesse Semiconductor Corp./1/                     709,908         4,543,411
INAMED Corp./1/                                     61,400         4,509,830
TECHNE Corp./1/                                    140,765         4,474,919
Gen-Probe Inc./1/                                   82,206         4,453,099
Fred's Inc.                                        133,363         4,395,644
UCBH Holdings Inc.                                 144,604         4,371,379
Cooper Companies Inc.                              106,754         4,350,225
OSI Pharmaceuticals Inc./1/                        133,797         4,344,389
CACI International Inc. Class A/1/                  99,190         4,250,291
NBTY Inc./1/                                       177,850         4,152,797
Martek Biosciences Corp./1/                         78,316         4,124,904
Roper Industries Inc.                               94,478         4,114,517
MGI Pharma Inc./1/                                 103,753         4,073,343
AMR Corp./1/                                       350,524         4,013,500
P.F. Chang's China Bistro Inc./1/                   87,325         3,960,189
Panera Bread Co. Class A/1/                         96,032         3,933,471
Sybase Inc./1/                                     230,532         3,921,349
PETCO Animal Supplies Inc./1/                      123,671         3,858,535
Airtran Holdings Inc./1/                           227,890         3,817,157
Oshkosh Truck Corp.                                 94,517         3,743,818
Semtech Corp./1/                                   202,804         3,743,762
Medicines Co. (The)/1/                             143,981         3,743,506
Mentor Graphics Corp./1/                           209,963         3,680,651
Varian Semiconductor Equipment Associates
 Inc./1/                                            98,125         3,674,781
Hot Topic Inc./1/                                  162,755         3,668,498
Hyperion Solutions Corp./1/                        125,893         3,634,531
Kronos Inc./1/                                      68,375         3,617,721
Evergreen Resources Inc./1/                        133,565         3,606,255
IGEN International Inc./1/                          61,996         3,583,369
Southwest Bancorp of Texas Inc.                     97,589         3,562,974
Strayer Education Inc.                              36,784         3,557,381
Cabot Microelectronics Corp./1/                     63,540         3,541,720
Lexar Media Inc./1/                                207,593         3,537,385
Pediatrix Medical Group Inc./1/                     76,271         3,512,280
Intergraph Corp./1/                                148,666         3,460,944
Alliance Gaming Corp./1/                           170,423         3,456,178
OmniVision Technologies Inc./1/                     81,694         3,450,755
Tetra Tech Inc./1/                                 173,109         3,446,600
United Online Inc./1/                               98,320         3,413,670
Western Wireless Corp. Class A/1/                  181,666         3,386,254
Sonic Corp./1/                                     133,625         3,378,040
Dade Behring Holdings Inc./1/                      118,912         3,359,264
Legato Systems Inc./1/                             298,401         3,345,075
East West Bancorp Inc.                              78,198         3,342,964
Thor Industries Inc.                                61,690         3,332,494
Plantronics Inc./1/                                138,454         3,304,897
Tractor Supply Co./1/                              100,586         3,300,227
Odyssey Healthcare Inc./1/                         110,409         3,292,396
Sylvan Learning Systems Inc./1/                    120,547         3,288,522
Vertex Pharmaceuticals Inc./1/                     264,878         3,257,999
Brink's Co. (The)                                  187,343         3,252,274
Documentum Inc./1/                                 152,050         3,240,185
Waste Connections Inc./1/                           92,014         3,228,771
Hilb, Rogal & Hamilton Co.                         103,721         3,219,500
Mentor Corp.                                       140,402         3,201,166
AMERIGROUP Corp./1/                                 71,330         3,183,458
TrustCo Bank Corp. NY                              257,203         3,179,029
Varian Inc./1/                                     101,160         3,168,331
Patina Oil & Gas Corp.                              86,630         3,139,471
Hollywood Entertainment Corp./1/                   183,635         3,121,795
LifePoint Hospitals Inc./1/                        129,352         3,110,916
Landstar System Inc./1/                             50,867         3,103,904
Cognex Corp.                                       117,009         3,076,167
Alkermes Inc./1/                                   221,930         3,044,880

72                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Commonwealth Telephone Enterprises Inc./1/          75,341   $     3,023,434
Advanced Digital Information Corp./1/              213,841         2,998,051
CLARCOR Inc.                                        76,860         2,997,540
CEC Entertainment Inc./1/                           76,279         2,990,137
Quiksilver Inc./1/                                 187,369         2,988,536
Power Integrations Inc./1/                          88,694         2,948,189
Flir Systems Inc./1/                               113,929         2,918,861
EarthLink Inc./1/                                  352,665         2,902,433
Christopher & Banks Corp.                          121,514         2,899,324
SCP Pool Corp./1/                                  103,215         2,871,441
Cerner Corp./1/                                     92,490         2,855,166
NPS Pharmaceuticals Inc./1/                        101,638         2,830,618
Vicuron Pharmaceuticals Inc./1/                    159,499         2,823,132
Ariba Inc./1/                                      926,786         2,817,429
W Holding Co. Inc.                                 156,834         2,807,329
Enterasys Networks Inc./1/                         701,465         2,805,860
Thoratec Corp./1/                                  164,786         2,799,714
New Century Financial Corp.                         97,753         2,768,365
Tekelec/1/                                         175,912         2,745,986
Yankee Candle Co. Inc. (The)/1/                    107,563         2,740,705
Zoran Corp./1/                                     139,984         2,729,688
Cost Plus Inc./1/                                   73,840         2,726,173
NII Holdings Inc. Class B/1/                        45,460         2,713,507
Toro Co.                                            59,888         2,694,960
Skyworks Solutions Inc./1/                         294,185         2,677,084
CSG Systems International Inc./1/                  180,650         2,668,200
Sybron Dental Specialties Inc./1/                  105,750         2,651,153
Openwave Systems Inc./1/                           623,818         2,632,512
GlobeSpanVirata Inc./1/                            364,391         2,630,903
Cray Inc./1/                                       239,318         2,627,712
Macrovision Corp./1/                               141,582         2,615,020
Matthews International Corp. Class A                98,331         2,596,922
Digital River Inc./1/                               93,983         2,570,435
Diagnostic Products Corp.                           70,328         2,555,016
Rare Hospitality International Inc./1/             101,936         2,539,226
Ligand Pharmaceuticals Inc. Class B/1/             196,973         2,538,982
Trimble Navigation Ltd./1/                         109,390         2,532,379
Emmis Communications Corp./1/                      125,360         2,529,765
NDCHealth Corp.                                    120,336         2,521,039
KV Pharmaceuticals Co./1/                          111,678         2,512,755
Advanced Neuromodulation Systems Inc./1/            62,683         2,501,052
VISX Inc./1/                                       131,233         2,499,989
Wilson Greatbatch Technologies Inc./1/              68,729         2,477,680
MacDermid Inc.                                      93,576         2,475,085
FTI Consulting Inc./1/                             142,354         2,469,842
CNET Networks Inc./1/                              348,808         2,469,561
VCA Antech Inc./1/                                 104,474         2,460,363
Priority Healthcare Corp. Class B/1/               119,413         2,452,743
Brooks Automation Inc./1/                          116,575         2,436,417
Wintrust Financial Corp.                            64,136         2,416,003
Andrew Corp./1/                                    196,569         2,415,833
Engineered Support Systems Inc.                     39,814         2,408,747
IMC Global Inc.                                    374,408         2,399,955
Unit Corp./1/                                      126,759         2,388,140
Texas Regional Bancshares Inc. Class A              70,306         2,375,640
Owens & Minor Inc.                                  98,164         2,365,752
Hercules Inc./1/                                   208,500         2,362,305
DSP Group Inc./1/                                   94,790         2,361,219
Micrel Inc./1/                                     193,481         2,358,533
FileNET Corp./1/                                   117,486         2,357,944
CAL Dive International Inc./1/                     121,169         2,355,525
RSA Security Inc./1/                               164,626         2,350,859
ATMI Inc./1/                                        92,583         2,339,572
Watson Wyatt & Co. Holdings/1/                     103,810         2,336,763
Hutchinson Technology Inc./1/                       70,359         2,328,883
Grey Global Group Inc.                               3,051         2,322,116
Kroll Inc./1/                                      124,645         2,318,397
Select Medical Corp./1/                             79,745         2,296,656
Penn National Gaming Inc./1/                       106,350         2,267,382
Dionex Corp./1/                                     57,553         2,265,286
Pennsylvania Real Estate Investment Trust           67,519         2,258,511
Power-One Inc./1/                                  219,028         2,253,798

SCHEDULES OF INVESTMENTS                                                      73
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Borland Software Corp./1/                          244,469   $     2,251,559
Esperion Therapeutics Inc./1/                      115,920         2,246,530
Maverick Tube Corp./1/                             144,719         2,246,039
Cumulus Media Inc. Class A/1/                      131,287         2,238,443
Telik Inc./1/                                      111,149         2,228,537
Southwestern Energy Co./1/                         122,753         2,221,829
Urban Outfitters Inc./1/                            84,816         2,210,305
Couer D'Alene Mines Corp./1/                       708,245         2,202,642
Washington Real Estate Investment Trust             75,842         2,199,418
ILEX Oncology Inc./1/                              132,346         2,198,267
United Natural Foods Inc./1/                        66,167         2,196,083
Heartland Express Inc.                              91,319         2,193,482
Pacific Capital Bancorp                             71,373         2,176,163
j2 Global Communications Inc./1/                    57,362         2,170,004
ProQuest Co./1/                                     82,096         2,159,125
Onyx Pharmaceuticals Inc./1/                        99,947         2,153,858
eResearch Technology Inc./1/                        61,767         2,151,345
CV Therapeutics Inc./1/                             97,708         2,149,576
Baldor Electric Co.                                101,131         2,134,875
Cyberonics Inc./1/                                  68,746         2,121,502
Harland (John H.) Co.                               80,059         2,119,162
AtheroGenics Inc./1/                               125,847         2,106,679
Knight Transportation Inc./1/                       84,010         2,106,131
Simpson Manufacturing Co. Inc./1/                   51,322         2,098,557
Regeneron Pharmaceuticals Inc./1/                  118,272         2,089,866
Ask Jeeves Inc./1/                                 119,525         2,079,735
Lattice Semiconductor Corp./1/                     292,491         2,079,611
Nektar Therapeutics/1/                             161,986         2,073,421
Parametric Technology Corp./1/                     663,780         2,070,994
Priceline.com Inc./1/                               71,206         2,064,262
Entegris Inc./1/                                   182,347         2,060,521
Genta Inc./1/                                      162,233         2,055,492
Community First Bankshares Inc.                     77,761         2,055,223
CVB Financial Corp.                                107,858         2,049,302
Trust Co. of New Jersey (The)                       64,028         2,048,896
Investment Technology Group Inc./1/                106,726         2,047,005
Delta & Pine Land Co.                               88,405         2,034,199
Inveresk Research Group Inc./1/                    102,338         2,031,409
Grey Wolf Inc./1/                                  582,773         2,028,050
Fossil Inc./1/                                      83,380         2,020,297
ADVO Inc./1/                                        48,387         2,014,351
Catalina Marketing Corp./1/                        132,550         2,013,434
AmSurg Corp./1/                                     60,912         2,009,487
Adolor Corp./1/                                    109,427         2,007,985
Digital Insight Corp./1/                           100,404         1,998,040
American Italian Pasta Co. Class A/1/               51,505         1,992,728
CMGI Inc./1/                                     1,275,151         1,976,484
FEI Co./1/                                          84,612         1,974,844
Novastar Financial Inc.                             34,275         1,969,784
Anteon International Corp./1/                       64,310         1,967,886
Ultratech Inc./1/                                   69,615         1,964,535
Manhattan Associates Inc./1/                        75,311         1,949,802
Scientific Games Corp. Class A/1/                  170,301         1,943,134
MICROS Systems Inc./1/                              56,876         1,942,315
Progress Software Corp./1/                          90,281         1,941,041
Transaction Systems Architects Inc.
 Class A/1/                                        116,364         1,932,806
BARRA Inc./1/                                       51,399         1,930,032
LTX Corp./1/                                       171,152         1,927,172
Eclipsys Corp./1/                                  120,082         1,920,111
Harleysville National Corp.                         82,139         1,919,588
Cathay Bancorp Inc.                                 43,264         1,914,432
Winnebago Industries Inc.                           42,940         1,914,265
Align Technology Inc./1/                           152,696         1,910,227
Olin Corp.                                         120,595         1,907,813
American Healthways Inc./1/                         45,234         1,899,376
Applera Corp. - Celera
  Genomics Group/1/                                161,482         1,887,725
Ascential Software Corp./1/                        101,372         1,878,423
Asyst Technologies Inc./1/                         133,247         1,874,785
Tupperware Corp.                                   139,439         1,865,694
Kulicke & Soffa Industries Inc./1/                 171,856         1,862,919
MGE Energy Inc.                                     61,390         1,857,661
CUNO Inc./1/                                        47,316         1,854,319
ProAssurance Corp./1/                               71,211         1,839,380
eSpeed, Inc./1/                                     81,311         1,838,442
Brady Corp. Class A                                 57,690         1,835,119
Centene Corp./1/                                    60,302         1,832,578
EGL Inc./1/                                        100,420         1,825,636

74                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
ANSYS Inc./1/                                       51,205   $     1,819,826
Actel Corp./1/                                      75,882         1,818,892
Sohu.com Inc./1/                                    58,410         1,816,551
Advanced Medical Optics Inc./1/                    100,211         1,799,790
Select Comfort Corp./1/                             67,766         1,795,799
Hollinger International Inc.                       144,944         1,790,058
Checkpoint Systems Inc./1/                         113,043         1,786,079
Aeropostale Inc./1/                                 65,827         1,780,620
Navigant Consulting Co./1/                         144,438         1,778,032
Flagstar Bancorp Inc.                               76,864         1,764,029
Sycamore Networks Inc./1/                          359,819         1,763,113
Digene Corp./1/                                     42,889         1,752,445
Enzon Pharmaceuticals Inc./1/                      150,545         1,752,344
United Community Banks Inc.                         63,046         1,744,483
Connetics Corp./1/                                  96,586         1,744,343
Nordson Corp.                                       67,352         1,743,743
Integra LifeSciences Holdings Corp./1/              61,508         1,740,061
Too Inc./1/                                        117,988         1,737,963
Wabtec Corp.                                       109,253         1,731,660
Symyx Technologies Inc./1/                          80,328         1,730,265
Ventana Medical Systems Inc./1/                     42,565         1,715,370
Beverly Enterprises Inc./1/                        289,592         1,714,385
Rogers Corp./1/                                     55,070         1,708,271
Oceaneering International Inc./1/                   72,070         1,695,086
MicroStrategy Inc. Class A/1/                       36,834         1,694,732
Idex Corp.                                          46,404         1,690,962
Boyd Gaming Corp.                                  110,600         1,687,756
American Eagle Outfitters Inc./1/                  113,495         1,686,536
United Surgical Partners International
 Inc./1/                                            59,455         1,682,577
Pinnacle Systems Inc./1/                           199,133         1,678,691
BioMarin Pharmaceutical Inc./1/                    218,990         1,677,463
Dot Hill Systems Corp./1/                          121,746         1,675,225
Sotheby's Holdings Inc. Class A/1/                 154,116         1,667,535
Inspire Pharmaceuticals Inc./1/                     96,829         1,665,459
Kopin Corp./1/                                     239,784         1,661,703
Resources Connection Inc./1/                        68,063         1,661,282
InterMune Inc./1/                                   86,710         1,654,427
Sierra Health Services Inc./1/                      80,468         1,653,617
PolyMedica Corp.                                    62,288         1,650,632
Taubman Centers Inc.                                84,152         1,649,379
Tanox Inc./1/                                       82,425         1,649,324
Informatica Corp./1/                               221,068         1,646,957
Movie Gallery Inc./1/                               83,598         1,642,701
Quest Software Inc./1/                             135,697         1,641,934
Vignette Corp./1/                                  713,065         1,640,050
MKS Instruments Inc./1/                             75,516         1,635,677
Boston Private Financial Holdings Inc.              69,327         1,633,344
Bright Horizons Family Solutions Inc./1/            40,875         1,632,956
Superior Energy Services Inc./1/                   166,017         1,626,967
Dick's Sporting Goods Inc./1/                       43,556         1,626,381
Teledyne Technologies Inc./1/                      111,129         1,616,927
Dime Community Bancshares                           70,233         1,615,359
Silicon Storage Technology Inc./1/                 184,250         1,612,188
Photon Dynamics Inc./1/                             55,164         1,608,031
Aeroflex Inc./1/                                   180,505         1,597,469
SureWest Communications                             47,492         1,579,109
WebEx Communications Inc./1/                        83,124         1,578,525
Inter-Tel Inc.                                      64,229         1,576,822
Invacare Corp.                                      41,930         1,575,729
Geron Corp./1/                                     114,414         1,567,472
Shuffle Master Inc./1/                              57,481         1,562,334
TriQuint Semiconductor Inc./1/                     278,538         1,559,813
Dendrite International Inc./1/                     102,633         1,558,995
Mercury Computer Systems Inc./1/                    73,003         1,557,154
Micromuse Inc./1/                                  188,973         1,545,799
American Medical Systems Holdings Inc./1/           71,144         1,543,825
Photronics Inc./1/                                  72,333         1,537,800
Pacer International Inc./1/                         77,028         1,535,168
Advisory Board Co. (The)/1/                         33,518         1,523,393
Akamai Technologies Inc./1/                        355,070         1,523,250
Enzo Biochem Inc./1/                                77,681         1,515,556
Perot Systems Corp. Class A/1/                     150,589         1,505,890
ElkCorp                                             63,741         1,501,738
Guitar Center Inc./1/                               46,670         1,500,907
Benchmark Electronics Inc./1/                       35,475         1,499,528
Arrow International Inc.                            65,158         1,498,634
Keane Inc./1/                                      117,055         1,495,963

SCHEDULES OF INVESTMENTS                                                      75
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Tularik Inc./1/                                    151,714   $     1,495,900
Per-Se Technologies Inc./1/                         92,686         1,482,976
Helix Technology Corp.                              90,550         1,482,303
F5 Networks Inc./1/                                 76,804         1,477,709
Independent Bank Corp. (Michigan)                   50,409         1,475,976
Atrix Laboratories Inc./1/                          71,197         1,465,946
SERENA Software Inc./1/                             78,572         1,461,439
Essex Property Trust Inc.                           23,281         1,459,952
WFS Financial Inc./1/                               39,405         1,459,167
Georgia Gulf Corp.                                  62,480         1,458,908
Headwaters Inc./1/                                  89,981         1,448,694
Jarden Corp./1/                                     38,363         1,448,203
Websense Inc./1/                                    67,869         1,443,574
ExpressJet Holdings Inc./1/                        103,962         1,434,676
Gymboree Corp./1/                                  101,599         1,431,530
Crompton Corp.                                     245,762         1,427,877
Internet Security Systems Inc./1/                  113,952         1,424,400
Agile Software Corp./1/                            149,331         1,421,631
Tetra Technologies Inc./1/                          68,855         1,419,790
Magma Design Automation Inc./1/                     72,285         1,418,232
Wabash National Corp./1/                            88,649         1,413,952
Itron Inc./1/                                       70,344         1,411,804
M/I Schottenstein Homes Inc.                        35,534         1,409,634
Extreme Networks Inc./1/                           220,820         1,393,374
Coherent Inc./1/                                    56,514         1,391,940
Labor Ready Inc./1/                                138,375         1,390,669
POZEN Inc./1/                                       78,023         1,387,249
Superior Industries International Inc.              34,093         1,382,471
CIMA Labs Inc./1/                                   49,443         1,381,932
IDX Systems Corp./1/                                59,622         1,378,461
Wright Medical Group Inc./1/                        54,400         1,375,232
Columbia Laboratories Inc./1/                      113,623         1,372,566
Portal Software Inc./1/                             94,531         1,368,809
W-H Energy Services Inc./1/                         76,879         1,368,446
Littelfuse Inc./1/                                  59,481         1,368,063
K-Swiss Inc. Class A                                37,965         1,366,360
Veeco Instruments Inc./1/                           68,375         1,364,765
Wausau-Mosinee Paper Corp.                         111,543         1,361,940
United Therapeutics Inc./1/                         60,198         1,359,873
Mykrolis Corp./1/                                  111,912         1,358,612
Federal Signal Corp.                                90,666         1,350,923
ScanSource Inc./1/                                  36,942         1,349,861
Umpqua Holdings Corp.                               70,465         1,340,949
@Road Inc./1/                                       99,262         1,335,074
Sinclair Broadcast Group Inc. Class A/1/           131,310         1,334,110
Multimedia Games Inc./1/                            36,661         1,334,094
SafeNet Inc./1/                                     36,861         1,331,788
Plexus Corp./1/                                     85,611         1,330,395
PracticeWorks Inc./1/                               61,472         1,319,804
Identix Inc./1/                                    251,605         1,315,894
Tuesday Morning Corp./1/                            47,254         1,315,079
Electronics Boutique Holdings Corp./1/              45,955         1,312,934
Remington Oil & Gas Corp./1/                        72,314         1,312,499
Harmonic Inc./1/                                   209,113         1,311,139
Impax Laboratories Inc./1/                         104,650         1,309,171
Ferro Corp.                                         61,245         1,308,193
Intuitive Surgical Inc./1/                          78,152         1,303,575
Hooper Holmes Inc.                                 196,009         1,303,460
SurModics Inc./1/                                   48,275         1,295,701
Secure Computing Corp./1/                          110,311         1,288,432
CARBO Ceramics Inc.                                 35,502         1,283,752
Selective Insurance Group Inc.                      43,124         1,283,370
Wolverine World Wide Inc.                           65,901         1,278,479
Advent Software Inc./1/                             79,333         1,276,468
Choice Hotels International Inc./1/                 43,934         1,274,965
Pre-Paid Legal Services Inc./1/                     54,332         1,272,455
Suffolk Bancorp                                     38,169         1,270,646
R&G Financial Corp. Class B                         43,221         1,262,053
Merit Medical Systems Inc./1/                       57,077         1,261,402
webMethods Inc./1/                                 157,915         1,260,162
iDine Rewards Network Inc./1/                       77,416         1,258,010
Global Imaging Systems Inc./1/                      51,096         1,256,962
Cabot Oil & Gas Corp.                               48,340         1,256,840
Retek Inc./1/                                      185,982         1,255,378
aQuantive, Inc./1/                                 135,513         1,254,850
Corixa Corp./1/                                    157,152         1,250,930
Mindspeed Technologies Inc./1/                     231,744         1,249,100
VistaCare Inc. Class A/1/                           39,747         1,244,081

76                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Kos Pharmaceuticals Inc./1/                         36,007   $     1,238,641
Chateau Communities Inc.                            41,549         1,236,498
CTI Molecular Imaging Inc./1/                       83,529         1,233,723
NetFlix Inc./1/                                     36,614         1,230,597
Cell Therapeutics Inc./1/                          107,801         1,225,697
Manufactured Home Communities Inc.                  31,169         1,221,201
Exelixis Inc./1/                                   169,668         1,211,430
Kyphon Inc./1/                                      62,039         1,209,760
Credence Systems Corp./1/                          104,841         1,205,671
Opsware Inc./1/                                    164,966         1,204,252
PTEK Holdings Inc./1/                              147,186         1,199,566
Harbor Florida Bancshares Inc.                      44,972         1,198,954
Salix Pharmaceuticals Ltd./1/                       62,048         1,195,044
SciClone Pharmaceuticals Inc./1/                   151,043         1,193,240
CoStar Group Inc./1/                                45,872         1,192,672
Immucor Inc./1/                                     44,090         1,188,226
S&T Bancorp Inc.                                    41,625         1,186,312
Penwest Pharmaceuticals Co./1/                      55,160         1,185,940
Powerwave Technologies Inc./1/                     179,059         1,185,371
Golden Telecom Inc./1/                              43,275         1,183,138
ESCO Technologies Inc./1/                           26,099         1,181,502
Trimeris Inc./1/                                    46,916         1,180,876
WMS Industries Inc./1/                              52,069         1,179,884
WD-40 Co.                                           37,221         1,179,533
CSK Auto Corp./1/                                   76,341         1,177,178
TIBCO Software Inc./1/                             219,849         1,176,192
Rollins Inc.                                        65,854         1,174,835
Wireless Facilities Inc./1/                         98,713         1,174,685
Lone Star Technologies Inc./1/                      86,903         1,172,321
Epicor Software Corp./1/                           130,750         1,168,905
Exar Corp./1/                                       82,414         1,164,510
Echelon Corp./1/                                    97,659         1,162,142
Vector Group Ltd.                                   80,523         1,159,530
Mediacom Communications Corp./1/                   173,018         1,159,221
StarTek Inc.                                        36,214         1,158,848
Champion Enterprises Inc./1/                       180,619         1,146,931
Westell Technologies Inc. Class A/1/               152,990         1,145,895
Bombay Co. Inc. (The)/1/                           116,034         1,142,935
Intrado Inc./1/                                     49,929         1,137,383
ManTech International Corp. Class A/1/              45,699         1,136,991
Charter Municipal Mortgage Acceptance Co.           61,830         1,136,435
Axcelis Technologies Inc./1/                       136,821         1,130,141
FuelCell Energy Inc./1/                             96,069         1,124,007
Old Dominion Freight Line Inc./1/                   38,529         1,120,809
OraSure Technologies Inc./1/                       117,937         1,120,401
City Holding Co.                                    33,661         1,117,545
Speedway Motorsports Inc.                           37,757         1,114,209
InfoSpace Inc./1/                                   54,568         1,113,733
Glimcher Realty Trust                               52,603         1,108,345
Stratex Networks Inc./1/                           286,470         1,102,910
Transmeta Corp./1/                                 393,303         1,101,248
autobytel.com Inc./1/                              115,152         1,096,247
SRA International Inc. Class A/1/                   29,262         1,095,277
Advanced Energy Industries Inc./1/                  57,988         1,094,234
ArthroCare Corp./1/                                 61,257         1,091,600
Kaydon Corp.                                        45,930         1,090,378
Fidelity National Information Solutions
 Inc./1/                                            43,819         1,088,902
Sterling Bancshares Inc.                            91,072         1,086,489
Oriental Financial Group Inc.                       44,771         1,086,144
Frontier Oil Corp.                                  73,808         1,084,978
Portfolio Recovery Associates Inc./1/               42,642         1,083,960
Silicon Image Inc./1/                              239,727         1,081,169
Genesis Microchip Inc./1/                           95,712         1,072,932
ScanSoft Inc./1/                                   256,016         1,072,707
Myriad Genetics Inc./1/                             93,223         1,059,013
InVision Technologies Inc./1/                       43,366         1,055,528
Immunomedics Inc./1/                               144,155         1,055,215
Main Street Banks Inc.                              42,117         1,055,031
InterVoice-Brite Inc./1/                           117,636         1,051,666
CKE Restaurant Inc./1/                             162,658         1,049,144
St. Mary Land & Exploration Co.                     41,192         1,042,981
Pegasus Solutions Inc./1/                           75,413         1,042,962
Forward Air Corp./1/                                37,675         1,041,714
Therasense Inc./1/                                  83,202         1,039,193
Planar Systems Inc./1/                              48,327         1,036,614
SpectraLink Corp./1/                                55,391         1,034,704

SCHEDULES OF INVESTMENTS                                                      77
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
TALK America Holdings Inc./1/                       90,454   $     1,032,080
Harris Interactive Inc./1/                         146,500         1,031,360
Viasat Inc./1/                                      57,876         1,030,772
Joy Global Inc./1/                                  65,382         1,026,497
SeaChange International Inc./1/                     81,917         1,026,420
Pixelworks Inc./1/                                 118,943         1,025,289
Alaris Medical Systems Inc./1/                      61,663         1,023,606
Biosite Inc./1/                                     36,060         1,023,383
Artisan Components Inc./1/                          60,858         1,023,023
Royal Gold Inc.                                     55,643         1,018,267
WilTel Communications Inc./1/                       63,543         1,015,417
Mesa Air Group Inc./1/                              91,160         1,011,876
Aaron Rents Inc.                                    48,259         1,011,026
Able Laboratories Inc./1/                           53,495         1,010,521
Coinstar Inc./1/                                    74,929         1,007,795
REMEC Inc./1/                                       98,608         1,005,802
U.S.I. Holdings Corp./1/                            77,187         1,004,203
Hecla Mining Co./1/                                191,431         1,003,098
Isis Pharmaceuticals Inc./1/                       153,632         1,001,681
Newpark Resources Inc./1/                          232,129           998,155
California Pizza Kitchen Inc./1/                    57,333           997,594
FreeMarkets Inc./1/                                128,095           996,707
United Stationers Inc./1/                           26,376           993,848
Old Second Bancorp Inc.                             23,104           993,472
ICU Medical Inc./1/                                 36,510           993,437
TALX Corp.                                          40,057           986,203
SonoSite Inc./1/                                    49,187           984,232
Ciphergen Biosystems Inc./1/                        78,759           972,674
ChipPAC Inc. Class A/1/                            164,954           971,579
AC Moore Arts & Crafts Inc./1/                      43,439           967,821
Avanex Corp./1/                                    199,337           966,784
Sandy Spring Bancorp Inc.                           29,675           965,031
Corvis Corp./1/                                    747,281           963,992
Encysive Pharmaceuticals Inc./1/                   152,757           963,897
Hydril Co./1/                                       47,563           963,626
Packeteer Inc./1/                                   79,810           961,710
Independent Bank Corp. (Massachusetts)              37,523           960,964
Sapient Corp./1/                                   266,767           957,694
Orbital Sciences Corp./1/                          103,169           957,408
SupportSoft Inc./1/                                 85,385           955,458
West Bancorporation                                 55,401           952,897
Aksys Ltd./1/                                       95,158           950,628
Quicksilver Resources Inc./1/                       38,721           945,954
Verity Inc./1/                                      72,318           945,196
Penn Virginia Corp.                                 21,342           943,316
Zoll Medical Corp./1/                               29,381           941,661
Palm Inc./1/                                        48,020           938,791
7-Eleven Inc./1/                                    68,280           937,484
Concur Technologies Inc./1/                         79,005           936,999
Comtech Telecommunications Corp./1/                 39,151           936,100
ValueVision Media Inc. Class A/1/                   58,442           929,812
Spanish Broadcasting System Inc. Class A/1/        109,389           929,807
Serologicals Corp./1/                               70,692           929,600
Exult Inc./1/                                      115,369           927,567
Perrigo Co.                                         72,846           927,330
Ameristar Casinos Inc./1/                           36,996           926,380
Kelly Services Inc. Class A                         37,087           924,950
Interpore International/1/                          60,052           922,399
Bowne & Co. Inc.                                    61,509           919,560
Neoware Systems Inc./1/                             53,290           909,660
Tyler Technologies Inc./1/                         128,432           909,299
Saga Communications Inc./1/                         46,893           907,380
Hibbet Sporting Goods Inc./1/                       37,681           901,330
Wind River Systems Inc./1/                         158,138           899,805
Discovery Laboratories Inc./1/                     123,484           889,085
Franklin Electric Co. Inc.                          15,950           888,096
Frontier Financial Corp.                            29,526           882,827
Netegrity Inc./1/                                   88,157           882,452
Altiris Inc./1/                                     33,561           881,983
Aspect Communications Corp./1/                     105,877           881,955
Sports Authority Inc. (The)/1/                      27,947           879,213
North Pittsburgh Systems Inc.                       51,753           876,178
Papa John's International Inc./1/                   35,145           871,947
Mattson Technology Inc./1/                          96,060           870,304
Bay View Capital Corp./1/                          142,532           865,169
Nabi Biopharmaceuticals/1/                         102,604           864,952
Plains Resource Inc./1/                             69,369           863,644
Keystone Automotive Industries Inc./1/              39,656           860,535

78                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Wild Oats Markets Inc./1/                           78,622   $       859,338
New Jersey Resources Corp.                          23,810           858,112
Ixia/1/                                             79,253           857,438
Gentiva Health Services Inc./1/                     74,463           856,324
Oakley Inc./1/                                      85,627           856,270
KVH Industries Inc./1/                              33,524           845,140
Possis Medical Inc./1/                              54,012           842,587
National Penn Bancshares Inc.                       30,473           842,585
TiVo Inc./1/                                       113,516           841,154
Peregrine Pharmaceuticals Inc./1/                  389,480           837,382
Drugstore.com Inc./1/                              109,268           835,900
Antigenics Inc./1/                                  68,120           831,064
SuperGen Inc./1/                                   110,304           828,383
Verso Technologies Inc./1/                         223,862           828,289
Synovis Life Technologies Inc./1/                   33,824           826,997
LookSmart Ltd./1/                                  263,162           826,329
Molecular Devices Corp./1/                          47,415           825,969
aaiPharma Inc./1/                                   48,243           825,438
Lionbridge Technologies Inc./1/                    109,503           822,368
Stratasys Inc./1/                                   19,191           817,920
Activision Inc./1/                                  67,868           811,023
Concurrent Computer Corp./1/                       213,896           810,666
Omnicell Inc./1/                                    49,848           809,532
eCollege.com Inc./1/                                40,136           808,339
Westcorp Inc.                                       23,110           807,695
Applied Films Corporation/1/                        27,108           805,921
Mueller Industries Inc./1/                          31,655           805,620
CTS Corp.                                           65,289           803,708
Steel Dynamics Inc./1/                              53,062           803,359
Xicor Inc./1/                                       86,408           802,730
Trex Co. Inc./1/                                    25,806           801,276
Noven Pharmaceuticals Inc./1/                       70,074           798,844
Alabama National Bancorp                            16,810           798,475
Hancock Fabrics Inc.                                50,586           798,247
CorVel Corp./1/                                     22,442           797,813
Tejon Ranch Co./1/                                  23,927           796,769
Inverness Medical Innovations Inc./1/               31,344           796,138
MB Financial Inc.                                   17,858           792,895
Conceptus Inc./1/                                   60,432           791,659
MRO Software Inc./1/                                57,962           791,181
X-Rite Inc.                                         69,850           790,702
Oil States International Inc./1/                    62,244           789,876
Excel Technology Inc./1/                            31,537           788,425
Daktronics Inc./1/                                  48,990           784,330
PrivateBancorp Inc.                                 23,625           782,224
MBT Financial Corp.                                 50,020           780,312
Prima Energy Corp./1/                               30,870           779,468
Charles River Associates Inc./1/                    27,313           779,240
Arch Coal Inc.                                      35,081           779,149
Rayovac Corp./1/                                    53,276           777,830
Presstek Inc./1/                                   105,305           777,046
Silgan Holdings Inc./1/                             24,271           776,672
Republic Bancorp Inc.                               58,160           774,691
Linens 'N Things Inc./1/                            32,514           773,183
Palm Harbor Homes Inc./1/                           45,114           772,803
Casual Male Retail Group Inc./1/                   104,221           770,193
Komag Inc./1/                                       43,926           769,584
Sterling Bancorp (New York)                         28,587           769,276
Red Robin Gourmet Burgers/1/                        30,166           768,026
infoUSA Inc./1/                                    101,920           765,419
Right Management Consultants Inc./1/                42,178           762,578
Bradley Pharmaceuticals Inc./1/                     27,968           762,128
Manugistics Group Inc./1/                          139,072           762,115
Holly Corp.                                         30,648           759,457
Standard Microsystems Corp./1/                      28,019           755,953
Hanover Compressor Co./1/                           76,221           754,588
II-VI Inc./1/                                       37,728           754,183
Epix Medical Inc./1/                                44,122           750,956
Rainbow Technologies Inc./1/                        82,037           749,818
Arrow Financial Corp.                               28,824           749,418
Bank of the Ozarks Inc.                             16,744           745,275
Sharper Image Corp./1/                              32,290           744,607
EPIQ Systems Inc./1/                                43,889           744,357
Cirrus Logic Inc./1/                               134,415           743,315
Citizens Inc./1/                                    92,209           742,282
BioLase Technology Inc./1/                          65,029           741,981
PennRock Financial Services Corp.                   26,293           741,463
Ceradyne Inc./1/                                    28,559           738,821
Cardiac Science Inc./1/                            177,485           738,338

SCHEDULES OF INVESTMENTS                                                      79
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Concord Communications Inc./1/                      56,390   $       738,145
Getty Realty Corp.                                  30,087           737,131
Cascade Bancorp                                     43,347           736,899
USANA Health Sciences Inc./1/                       15,238           735,234
DOV Pharmaceutical Inc./1/                          40,882           733,832
World Fuel Services Corp.                           26,126           733,357
FalconStor Software Inc./1/                        117,145           733,328
Midwest Banc Holdings Inc.                          32,946           732,390
Finisar Corp./1/                                   325,096           731,466
MatrixOne Inc./1/                                  148,259           730,917
Federal Agricultural Mortgage Corp./1/              27,014           729,378
Intermagnetics General Corp./1/                     32,612           729,204
General Cable Corp./1/                              91,544           728,690
Rudolph Technologies Inc./1/                        37,652           727,060
Regeneration Technologies Inc./1/                   80,335           727,032
Superconductor Technologies Inc./1/                184,977           726,960
Lindsay Manufacturing Co.                           36,091           725,429
Peapack-Gladstone Financial Corp.                   23,310           724,245
Ariad Pharmaceuticals Inc./1/                      120,238           723,833
PC-Tel Inc./1/                                      67,760           722,999
Alexander's Inc./1/                                  6,826           720,143
FindWhat.com/1/                                     41,654           719,781
Bentley Pharmaceuticals Inc./1/                     44,271           719,404
Landauer Inc.                                       20,253           717,564
O'Charley's Inc./1/                                 48,338           716,853
TriZetto Group Inc. (The)/1/                       106,823           715,714
Cubist Pharmaceuticals Inc./1/                      66,295           715,323
Centillium Communications Inc./1/                  101,135           715,024
SPSS Inc./1/                                        42,331           714,124
Joseph A. Bank Clothiers Inc./1/                    16,217           713,061
Sonic Solutions Inc./1/                             51,142           712,408
i-STAT Corp./1/                                     53,081           709,693
CIBER Inc./1/                                       93,331           709,316
Peet's Coffee & Tea Inc./1/                         36,271           709,098
Electronics For Imaging Inc./1/                     30,394           708,788
Cubic Corp.                                         28,161           707,404
White Electronic Designs Corp./1/                   65,716           706,447
Korn/Ferry International/1/                         85,397           704,525
Entrust Inc./1/                                    142,974           702,002
La Jolla Pharmaceutical Co./1/                     177,335           700,473
Crown American Realty Trust                         58,670           698,173
World Acceptance Corp./1/                           51,497           697,784
Indevus Pharmaceuticals Inc./1/                    129,719           693,997
Libbey Inc.                                         24,898           692,413
Palatin Technologies Inc./1/                       144,163           691,982
Transkaryotic Therapies Inc./1/                     66,083           690,567
AnnTaylor Stores Corp./1/                           21,432           688,824
Iomega Corp./1/                                     61,612           686,358
Tollgrade Communications Inc./1/                    42,611           684,759
Zenith National Insurance Corp.                     24,591           684,122
Jill (J.) Group Inc. (The)/1/                       59,455           683,732
Sound Federal Bancorp Inc.                          45,665           683,605
MTR Gaming Group Inc./1/                            78,532           680,872
Exact Sciences Corp./1/                             50,417           680,629
Lightbridge Inc./1/                                 71,788           676,961
VitalWorks Inc./1/                                 128,802           676,211
21st Century Insurance Group                        48,990           675,082
Children's Place Retail Stores Inc.
 (The)/1/                                           39,288           673,789
NeoPharm Inc./1/                                    44,911           673,665
Euronet Worldwide Inc./1/                           55,112           670,162
Quantum Corp./1/                                   217,398           669,586
Nautilus Group Inc. (The)                           52,754           665,755
American West Holdings Corp. Class B/1/             68,171           663,304
TriPath Imaging Inc./1/                             76,178           662,749
Cable Design Technologies Corp./1/                  82,526           660,208
Staar Surgical Co./1/                               61,973           657,534
Pacific Northwest Bancorp                           18,341           653,857
Monolithic System Technology Inc./1/                77,739           653,785
Hollis-Eden Pharmaceuticals/1/                      26,704           650,509
Microsemi Corp./1/                                  42,247           643,844
Zymogenetics Inc./1/                                43,772           641,260
Shore Bancshares Inc.                               18,490           639,569
TTM Technologies Inc./1/                            44,747           638,987
Isle of Capri Casinos Inc./1/                       32,161           637,109
Otter Tail Corp.                                    24,365           636,901
Haemonetics Corp./1/                                26,896           635,015

80                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Innovex Inc./1/                                     63,421   $       631,039
SY Bancorp Inc.                                     33,612           630,225
Mobile Mini Inc./1/                                 32,658           629,973
Quidel Corp./1/                                     93,572           627,868
Forrester Research Inc./1/                          43,796           627,597
Proxim Corp. Class A/1/                            419,387           624,887
Renaissance Learning Inc./1/                        26,473           624,763
Kensey Nash Corp./1/                                26,534           623,018
C-COR.net Corp./1/                                  94,155           621,423
Big 5 Sporting Goods Corp./1/                       40,324           616,151
Playboy Enterprises Inc. Class B/1/                 42,192           613,894
Orthologic Corp./1/                                113,896           612,760
Central Pacific Financial Corp.                     24,999           612,475
Central European Distribution Corp./1/              22,302           609,960
Gevity HR Inc.                                      41,545           609,881
American Home Mortgage Holdings Inc.                34,707           609,802
Pumatech Inc./1/                                   127,810           608,376
Synaptics Inc./1/                                   56,346           606,283
Integral Systems Inc./1/                            33,510           605,526
Applied Signal Technology Inc.                      30,171           601,911
Administaff Inc./1/                                 67,663           601,524
Oplink Communications Inc./1/                      237,603           601,136
Computer Network Technology Corp./1/                69,175           600,439
Mercantile Bank Corp.                               18,026           598,463
LabOne Inc./1/                                      25,530           595,615
Kirkland's Inc./1/                                  37,080           594,392
Bei Technologies Inc.                               38,049           593,564
MAPICS Inc./1/                                      60,416           593,285
GameStop Corp./1/                                   37,137           590,478
Gladstone Capital Corp.                             30,210           587,584
Net.B@nk Inc.                                       46,806           582,735
Prosperity Bancshares Inc.                          27,340           582,615
PSS World Medical Inc./1/                           65,543           581,366
Salem Communications Corp. Class A/1/               29,968           581,080
Inet Technologies Inc./1/                           44,832           580,126
Sturm Ruger & Co. Inc.                              56,047           578,405
Vital Images Inc./1/                                30,888           578,223
Chattem Inc./1/                                     41,354           573,994
Argosy Gaming Co./1/                                23,299           568,496
American Woodmark Corp.                             12,673           567,243
Yellow Corp./1/                                     18,919           565,300
New Focus Inc./1/                                  125,734           564,546
United Industrial Corp.                             35,485           564,212
PAREXEL International Corp./1/                      36,825           564,159
United Security Bancshares Inc.                     22,232           564,026
Repligen Corp./1/                                  104,446           562,964
Virginia Financial Group Inc.                       18,705           562,459
Consolidated-Tomoka Land Co.                        19,362           561,692
Raven Industries Inc.                               22,785           561,650
Closure Medical Corp./1/                            23,016           561,360
PDF Solutions Inc./1/                               49,811           560,374
E-LOAN Inc./1/                                     154,271           560,004
Universal Display Corp./1/                          53,756           558,525
Group 1 Software Inc./1/                            31,049           557,951
Concord Camera Corp./1/                             52,277           556,750
SFBC International Inc./1/                          19,511           554,737
Tanger Factory Outlet Centers Inc.                  15,078           554,117
Vicor Corp./1/                                      58,092           553,617
GulfMark Offshore Inc./1/                           39,213           550,943
Biopure Corp./1/                                    84,978           549,808
Keithley Instruments Inc.                           38,838           549,558
Boston Communications Group Inc./1/                 55,114           549,542
Young Broadcasting Inc. Class A/1/                  28,044           549,382
Supertex Inc./1/                                    30,569           548,408
Capitol Bancorp Ltd.                                20,339           544,068
Quixote Corp.                                       21,564           542,335
Energy Conversion Devices Inc./1/                   51,506           541,328
Alexandria Real Estate Equities Inc.                11,187           537,312
German American Bancorp                             30,512           535,791
Siliconix Inc./1/                                   10,661           535,609
GSI Commerce Inc./1/                                53,458           533,511
CNB Financial Corp.                                 12,608           532,688
Gabelli Asset Management Inc. Class A/1/            14,854           529,694
Sigma Designs Inc./1/                               61,589           529,050

SCHEDULES OF INVESTMENTS                                                      81
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Laserscope/1/                                       44,961   $       528,292
Tennant Co.                                         14,337           528,175
Learning Tree International Inc./1/                 31,454           527,484
Avant Immunotherapeutics Inc./1/                   217,952           525,264
Group 1 Automotive Inc./1/                          15,188           524,594
Sun Communities Inc.                                13,286           523,468
Information Holdings Inc./1/                        26,125           523,284
Diversa Corp./1/                                    67,168           520,552
Philadelphia Consolidated Holding Corp./1/          11,215           518,133
Comstock Resources Inc./1/                          38,775           518,034
CardioDynamics International Corp./1/              115,037           516,516
Provident Bancorp Inc.                              12,287           516,300
West Marine Inc./1/                                 27,048           515,264
Lifeline Systems Inc./1/                            16,332           515,111
CPI Corp.                                           27,952           514,317
Horizon Organic Holding Corp./1/                    21,469           513,968
Universal Electronics Inc./1/                       44,641           513,372
Symmetricom Inc./1/                                 80,909           512,154
Curative Health Services Inc./1/                    28,572           510,582
Darling International Inc./1/                      192,588           510,358
American Medical Security Group Inc./1/             25,087           509,517
SS&C Technologies Inc.                              25,446           508,666
Kenneth Cole Productions Class A                    19,464           508,205
Cleveland-Cliffs Inc./1/                            19,775           506,240
Steak n Shake Company (The)/1/                      33,942           505,736
First Busey Corp. Class A                           19,519           503,590
Mid Atlantic Realty Trust                           23,954           503,034
Cepheid Inc./1/                                    107,512           502,081
CCC Information Services Group Inc./1/              29,918           501,426
U.S. Physical Therapy Inc./1/                       40,912           500,395
Fargo Electronics/1/                                39,656           499,666
Syntel Inc.                                         21,901           499,562
First Bancorp (North Carolina)                      17,828           499,362
IXYS Corp./1/                                       53,053           497,107
Nara Bancorp Inc.                                   28,850           494,200
CuraGen Corp./1/                                    97,673           491,295
Sanderson Farms Inc.                                15,614           491,216
CompuCredit Corp./1/                                28,004           490,070
Duane Reade Inc./1/                                 30,701           489,681
Luminex Corp./1/                                    72,339           488,288
Triarc Companies Inc. Class B                       46,949           488,270
1-800-FLOWERS.COM Inc./1/                           64,749           486,912
Kosan Biosciences Inc./1/                           61,106           486,404
Overland Storage Inc./1/                            32,974           486,366
Plains Exploration & Production Co./1/              38,873           484,746
Regent Communications Inc./1/                       79,374           484,181
SM&A/1/                                             41,908           483,199
Western Sierra Bancorp/1/                           13,502           482,697
Option Care Inc./1/                                 40,161           482,334
Greene County Bancshares Inc.                       20,223           482,319
Warwick Valley Telephone Co.                         6,184           482,290
Nu Skin Enterprises Inc. Class A                    37,757           481,402
Progenics Pharmaceuticals Inc./1/                   27,882           480,128
Hickory Tech Corp.                                  41,874           479,457
Embarcadero Technologies Inc./1/                    47,698           478,888
Integrated Electrical Services Inc./1/              69,290           478,101
MIM Corp./1/                                        63,633           477,247
Pain Therapeutics Inc./1/                           77,438           476,244
TRC Companies Inc./1/                               28,879           475,348
Yadkin Valley Bank & Trust Co.                      26,985           474,936
AsiaInfo Holdings Inc./1/                           70,427           474,678
Macatawa Bank Corp.                                 20,408           472,649
Digimarc Corp./1/                                   32,118           472,456
Glacier Bancorp Inc.                                17,207           471,988
Fisher Communications Inc./1/                        9,994           471,217
OPNET Technologies Inc./1/                          37,688           470,346
Audiovox Corp. Class A/1/                           37,211           469,975
OshKosh B'Gosh Inc. Class A                         18,249           469,364
Genesee & Wyoming Inc. Class A/1/                   19,793           469,292
Accredited Home Lenders Holding Co./1/              21,554           467,937
Genencor International Inc./1/                      29,591           464,283
Heidrick & Struggles International Inc./1/          27,371           463,391

82                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
VIVUS Inc./1/                                      132,235   $       462,823
Datastream Systems Inc./1/                          59,597           461,877
Anaren Inc./1/                                      36,107           460,725
HealthExtras Inc./1/                                53,416           459,912
MTC Technologies Inc./1/                            19,814           459,685
Warnaco Group Inc. (The)/1/                         29,479           459,578
Penns Woods Bancorp Inc.                            10,505           459,279
Verint Systems Inc./1/                              21,370           457,318
Quality Systems Inc./1/                             11,308           454,582
Overstock.com Inc./1/                               30,458           453,581
Cherokee Inc./1/                                    21,289           451,327
McGrath Rentcorp                                    16,143           451,197
Hexcel Corp./1/                                     76,436           450,972
Young Innovations Inc.                              14,065           450,221
IBT Bancorp Inc.                                     9,020           450,188
Kadant Inc./1/                                      23,405           448,440
TradeStation Group Inc./1/                          59,904           447,603
Gibraltar Steel Corp.                               20,302           447,456
Bioreliance Corp./1/                                17,425           445,383
GrafTech International Ltd./1/                      55,577           444,616
Aspen Technology Inc./1/                           113,970           444,483
Del Laboratories Inc./1/                            15,699           443,497
Seattle Genetics Inc./1/                            72,727           441,453
Courier Corp.                                        8,651           440,422
Bebe Stores Inc./1/                                 16,205           439,155
Chicago Pizza & Brewery Inc./1/                     37,268           437,899
PEC Solutions Inc./1/                               29,574           436,512
A.S.V. Inc./1/                                      22,801           435,271
Stoneridge Inc./1/                                  29,520           434,239
BroadVision Inc./1/                                 88,505           433,940
Osteotech Inc./1/                                   52,797           432,407
CoBiz Inc.                                          26,969           432,313
America's Car-Mart Inc./1/                          14,427           432,089
Mothers Work Inc./1/                                14,190           430,666
Drexler Technology Corp./1/                         30,678           430,106
Coca-Cola Bottling Co. Consolidated                  8,557           429,134
Party City Corp./1/                                 34,652           428,992
Aceto Corp.                                         30,619           428,666
SeeBeyond Technology Corp./1/                      166,291           425,705
Charter Financial Corp.                             13,684           422,151
Connecticut Bankshares Inc.                          8,231           421,839
Cross Country Healthcare Inc./1/                    29,929           421,700
Blue Rhino Corp./1/                                 37,767           418,458
Medis Technologies Ltd./1/                          40,805           415,803
C&D Technologies Inc.                               21,942           415,143
Quaker Chemical Corp.                               17,833           414,796
Plug Power Inc./1/                                  80,095           412,569
Barnes Group Inc.                                   15,863           411,803
SAFLINK Corp./1/                                    89,416           411,314
Bone Care International Inc./1/                     32,245           410,156
Keynote Systems Inc./1/                             35,197           410,045
Playtex Products Inc./1/                            68,751           409,756
Standard Commercial Corp.                           22,072           406,125
Heritage Financial Corp.                            18,643           406,045
Hi-Tech Pharmacal Co./1/                            17,274           405,421
Commercial Capital Bancorp Inc./1/                  25,848           404,004
WatchGuard Technologies Inc./1/                     75,384           403,304
Resource Bankshares Corp.                           13,780           401,549
Coldwater Creek Inc./1/                             40,625           398,938
InteliData Technologies Corp./1/                   168,900           398,604
KCS Energy Inc./1/                                  58,597           398,460
Interwoven Inc./1/                                 149,777           396,909
Lithia Motors Inc. Class A                          19,869           396,784
Ocular Sciences Inc./1/                             17,776           396,049
Register.com/1/                                     87,738           395,698
Research Frontiers Inc./1/                          34,497           395,646
Drew Industries Inc./1/                             21,341           395,022
Ulticom Inc./1/                                     37,501           394,886
Arris Group Inc./1/                                 68,016           391,092
Lakeland Bancorp Inc.                               24,456           390,066
Vastera Inc./1/                                     75,786           389,540
JNI Corp./1/                                        55,982           389,075
Digitas Inc./1/                                     53,503           388,432
First Financial Holdings Inc.                       12,871           388,189
Covenant Transport Inc. Class A/1/                  21,054           387,394
FFLC Bancorp Inc.                                   13,343           387,347
Capital City Bank Group Inc.                        10,126           386,408
QAD Inc./1/                                         35,208           385,880
Computer Programs & Systems Inc.                    21,402           385,878
ON Semiconductor Corp./1/                           96,162           384,648

SCHEDULES OF INVESTMENTS                                                      83
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
P.A.M. Transportation Services Inc./1/              18,666   $       383,026
Insight Enterprises Inc./1/                         25,087           381,824
IMPAC Medical Systems Inc./1/                       21,262           380,377
Strattec Security Corp./1/                           7,967           379,707
Savient Pharmaceuticals Inc./1/                     74,975           378,624
Ryerson Tull Inc.                                   48,488           378,206
THQ Inc./1/                                         23,004           377,726
NIC Inc./1/                                         79,891           376,287
Source Interlink Companies Inc./1/                  39,838           374,477
SureBeam Corporation Class A/1/                    260,078           371,912
MedQuist Inc./1/                                    19,189           371,499
1-800 CONTACTS INC./1/                              18,394           371,191
AVI BioPharma Inc./1/                               71,361           368,936
Nuvelo Inc./1/                                     140,594           368,356
Aaon Inc./1/                                        22,394           367,709
Nassda Corp./1/                                     46,669           367,285
Aphton Corp./1/                                     65,342           366,569
Coastal Financial Corp.                             26,178           366,227
Gulf Island Fabrication Inc./1/                     24,292           365,352
Tompkins Trustco Inc.                                7,982           365,177
York International Corp.                            10,556           365,132
Gartner Inc. Class A/1/                             33,061           364,332
Radiant Systems Inc./1/                             58,034           363,293
LodgeNet Entertainment Corp./1/                     23,403           362,746
NYFIX Inc./1/                                       64,696           362,298
First Community Bancshares Inc.                     10,244           360,794
Virginia Commerce Bancorp Inc./1/                   16,433           358,568
Summit America Television Inc./1/                  122,841           357,467
Cholestech Corp./1/                                 46,913           356,539
Lannett Co. Inc./1/                                 20,262           354,382
OSI Systems Inc./1/                                 20,467           354,079
Princeton Review Inc. (The)/1/                      54,986           353,560
Net2Phone Inc./1/                                   55,968           353,158
Dynacq International Inc./1/                        19,500           352,755
Raindance Communications Inc./1/                   127,144           350,917
Anixter International Inc./1/                       15,402           350,704
Sensient Technologies Corp.                         16,653           349,713
Franklin Financial Corp.                            11,309           349,561
Medical Action Industries Inc./1/                   26,793           348,845
Dendreon Corp./1/                                   39,266           347,504
Bank Mutual Corp.                                    8,157           346,265
CryoLife Inc./1/                                    56,178           346,056
Paxson Communications Corp./1/                      69,545           344,943
First South Bancorp Inc.                            10,644           342,205
SkyWest Inc.                                        19,713           341,429
Connecticut Water Service Inc.                      12,597           339,993
Washington Trust Bancorp Inc.                       14,136           339,405
Allscripts Healthcare Solutions Inc./1/             83,138           339,203
Durect Corp./1/                                    100,904           339,037
Candela Corp./1/                                    26,536           338,599
Triton PCS Holdings Inc. Class A/1/                 75,889           338,465
Zale Corp./1/                                        7,544           335,029
RPC Inc.                                            33,474           334,740
JDA Software Group Inc./1/                          22,510           334,724
CyberGuard Corp./1/                                 35,121           334,001
Exactech Inc./1/                                    20,418           333,834
First Federal Financial of Kentucky                 10,858           332,798
Tellium Inc./1/                                    242,312           331,967
Network Equipment Technologies Inc./1/              36,176           331,010
Quaker City Bancorp Inc.                             8,250           330,000
Great Southern Bancorp Inc.                          8,477           329,925
KFx Inc./1/                                         65,586           329,242
Aspect Medical Systems Inc./1/                      31,949           328,116
TeleTech Holdings Inc./1/                           51,589           327,590
LNB Bancorp Inc.                                    16,156           326,028
Impac Mortgage Holdings Inc.                        19,970           323,314
Weyco Group Inc.                                     6,487           321,042
National Healthcare Corp./1/                        22,458           320,700
Seacoast Banking Corp. of Florida                   18,384           319,882
Vitria Technology Inc./1/                           63,248           319,402
First Citizens Banc Corp.                           12,024           318,636
Manitowoc Co. Inc. (The)                            14,674           318,279
Shenandoah Telecommunications Co.                    8,253           318,153
Newport Corp./1/                                    22,381           315,572
Cantel Medical Corp./1/                             23,468           313,063

84                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
EDO Corp.                                           15,412   $       312,093
DigitalThink Inc./1/                               121,238           311,582
Kana Software Inc./1/                               79,406           311,272
Bryn Mawr Bank Corp.                                 7,291           306,951
RC2 Corp./1/                                        15,926           305,938
Ambassadors Group Inc./1/                           17,944           305,227
Park Electrochemical Corp.                          13,348           303,667
DHB Industries Inc./1/                              69,641           302,938
First Financial Bankshares Inc.                      8,192           302,776
California Water Service Group                      11,711           302,261
Westmoreland Coal Co./1/                            21,510           301,785
Armor Holdings Inc./1/                              17,976           301,098
Tredegar Corp.                                      19,838           298,562
Arena Pharmaceuticals Inc./1/                       41,407           298,130
SBA Communications Corp./1/                         93,118           297,978
PDI Inc./1/                                         12,137           297,599
Cavalry Bancorp Inc.                                17,688           296,274
Briggs & Stratton Corp.                              5,040           296,150
Cole National Corp./1/                              23,765           296,112
Nelson (Thomas) Inc./1/                             21,385           295,327
GB&T Bancshares Inc.                                13,263           295,234
Abgenix Inc./1/                                     20,300           294,147
Diodes Inc./1/                                      14,257           293,552
First Horizon Pharmaceutical Corp./1/               45,761           292,870
iPayment Holdings Inc./1/                           12,849           292,443
Sonic Automotive Inc.                               12,126           291,752
Marine Products Corp.                               19,697           289,940
Men's Wearhouse Inc. (The)/1/                       11,293           289,665
United Mobile Homes Inc.                            19,189           289,178
Columbia Bancorp                                    10,786           289,065
Columbia Bancorp (Oregon)                           20,044           288,032
Heartland Financial USA Inc.                        10,346           287,619
Lydall Inc./1/                                      23,936           287,471
CollaGenex Pharmaceuticals Inc./1/                  26,439           283,690
Flag Financial Corp.                                21,214           283,631
New England Business Service Inc.                   10,601           282,199
Hudson Highland Group Inc./1/                       14,577           280,461
Kirby Corp./1/                                       9,657           277,156
E.piphany Inc./1/                                   55,127           275,084
Specialty Laboratories Inc./1/                      21,061           274,846
Reading International Inc. Class A/1/               47,708           272,413
Bankrate Inc./1/                                    19,370           271,567
CDI Corp.                                           10,004           270,408
Boston Beer Co. Inc. Class A/1/                     16,976           270,258
Great Atlantic & Pacific Tea Co./1/                 33,079           268,271
Sierra Bancorp                                      17,411           267,781
Veritas DGC Inc./1/                                 33,523           267,514
Third Wave Technologies Inc./1/                     82,638           266,921
Charlotte Russe Holding Inc./1/                     25,938           266,902
MTS Systems Corp.                                   17,476           265,985
Three-Five Systems Inc./1/                          47,662           262,618
Atlantic Coast Airlines Holdings Inc./1/            30,639           260,738
Virage Logic Corp./1/                               34,133           259,411
APAC Customer Services Inc./1/                     103,389           258,472
Maui Land & Pineapple Co. Inc./1/                    9,990           258,341
Metrologic Instruments Inc./1/                       7,153           257,436
Encore Wire Corp./1/                                19,483           257,176
Monro Muffler Brake Inc./1/                          8,684           257,046
Aether Systems Inc./1/                              56,126           256,496
Community Banks Inc.                                 7,696           254,738
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                         27,497           254,347
OceanFirst Financial Corp.                          10,037           251,226
NL Industries Inc.                                  15,436           251,144
Old Point Financial Corp.                            7,992           250,309
Province Healthcare Co./1/                          19,287           249,767
Novoste Corp./1/                                    56,347           248,490
C&F Financial Corp.                                  5,472           247,384
Fremont General Corp.                               19,306           245,379
Neoforma Inc./1/                                    17,416           244,695
Catapult Communications Corp./1/                    19,424           244,354
Green Mountain Coffee Roasters Inc./1/              12,205           241,781
Meridian Bioscience Inc.                            24,079           241,272
FTD Inc. Class A/1/                                 10,602           238,651
Lincoln Electric Holding Inc.                       10,716           238,002
Analogic Corp.                                       4,956           237,888
RehabCare Group Inc./1/                             13,836           235,904

SCHEDULES OF INVESTMENTS                                                      85
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Duratek Inc./1/                                     26,307   $       234,658
Community Bank of Northern Virginia                 14,177           234,629
Hypercom Corp./1/                                   43,446           234,174
Middlesex Water Co.                                  9,551           234,095
Cerus Corp./1/                                      50,487           233,755
United Security Bancshares                           9,255           233,226
DJ Orthopedics Inc./1/                              16,673           232,588
First State Bancorp                                  7,764           229,892
Medical Staffing Network Holdings Inc./1/           30,351           229,454
Ansoft Corp./1/                                     22,359           229,180
deCODE genetics Inc./1/                             48,539           228,619
Value Line Inc.                                      4,680           224,640
Pegasystems Inc./1/                                 30,713           224,205
MSC.Software Corp./1/                               31,103           223,942
Handspring Inc./1/                                 196,520           222,068
RCN Corp./1/                                       120,652           222,000
ACLARA BioSciences Inc./1/                          55,908           221,396
Pemstar Inc./1/                                     62,141           221,222
United PanAm Financial Corp./1/                     12,679           220,741
Alteon Inc./1/                                     116,148           220,681
Virbac Corp./1/                                     30,431           220,625
NetScout Systems Inc./1/                            44,122           220,169
ParthusCeva Inc./1/                                 25,574           219,681
General Binding Corp./1/                            21,041           218,826
FMS Financial Corp.                                 13,062           218,788
Acme Communications Inc./1/                         28,831           217,674
Albany International Corp. Class A                   7,039           217,083
NBT Bancorp Inc.                                    10,693           216,533
GTC Biotherapeutics Inc./1/                         69,675           215,992
NN Inc.                                             16,782           215,817
State Bancorp Inc.                                  10,829           215,714
Digital Generation Systems Inc./1/                  98,885           215,470
NASB Financial Inc.                                  6,429           214,793
Bruker BioSciences Corp./1/                         48,529           213,528
Arctic Cat Inc.                                     11,026           213,133
Interchange Financial Services Corp.                10,374           212,978
Stellent Inc./1/                                    26,892           208,682
Northwest Bancorp Inc.                              11,211           205,946
Resource America Inc. Class A                       17,296           205,476
Valence Technology Inc./1/                          59,975           204,515
Clayton Williams Energy Inc./1/                     10,836           204,259
Methode Electronics Inc. Class A                    17,228           203,463
ICT Group Inc./1/                                   18,885           202,258
Enstar Group Inc./1/                                 5,125           201,156
Stewart & Stevenson Services Inc.                   13,389           201,103
Navigators Group Inc./1/                             6,132           200,578
Ultimate Electronics Inc./1/                        21,061           199,869
NBC Capital Corp.                                    8,239           199,713
Mobius Management Systems Inc./1/                   24,845           199,257
Insituform Technologies Inc. Class A/1/             11,132           197,704
TheStreet.com Inc./1/                               43,736           196,812
Center Bancorp Inc.                                 12,213           196,263
Beasley Broadcast Group Inc. Class A/1/             14,192           196,133
SonicWALL Inc./1/                                   33,685           195,036
Woodhead Industries Inc.                            12,898           194,115
Albemarle Corp.                                      7,046           193,413
Standard Register Co. (The)                         11,591           192,411
Capital Automotive                                   6,302           192,274
Smith (A.O.) Corp.                                   6,769           189,600
Maritrans Inc.                                      12,582           188,730
Centennial Communications Corp./1/                  36,803           186,959
Neose Technologies Inc./1/                          19,880           185,878
Mail-Well Inc./1/                                   52,943           185,300
Adaptec Inc./1/                                     24,373           184,260
Sanchez Computer Associates Inc./1/                 47,812           183,598
Arden Group Inc. Class A                             2,972           182,778
Micro Therapeutics Inc./1/                          34,216           181,003
Shoe Carnival Inc./1/                               12,655           180,967
Convera Corp./1/                                    41,416           180,160
MAXIMUS Inc./1/                                      5,175           178,279
Chronimed Inc./1/                                   19,400           177,122
Action Performance Companies Inc.                    7,245           177,068

86                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Churchill Downs Inc.                                 4,564   $       173,341
Ennis Business Forms Inc.                           12,889           172,841
Alpharma Inc. Class A                                9,284           172,682
School Specialty Inc./1/                             6,073           171,319
Farmers Capital Bank Corp.                           5,267           171,072
Advanced Marketing Services Inc.                    16,367           167,271
Technitrol Inc./1/                                   9,006           165,800
Commercial Bankshares Inc.                           5,534           165,799
Summit Bancshares Inc.                               5,988           164,670
First Essex Bancorp Inc.                             3,219           163,815
FNB Corp.                                            6,546           163,323
Manufacturers Services Ltd./1/                      32,628           163,140
Gray Television Inc.                                13,830           161,534
Synplicity Inc./1/                                  27,368           161,471
Eastern Virginia Bankshares                          5,752           160,768
McMoRan Exploration Co./1/                          15,224           159,548
Southern Financial Bancorp Inc.                      4,003           157,638
Riviana Foods Inc.                                   5,539           157,308
WESCO International Inc./1/                         29,931           156,539
U.S. Restaurant Properties Inc.                      9,585           155,756
Star Scientific Inc./1/                             84,383           153,577
Semitool Inc./1/                                    19,200           152,832
Spartech Corp.                                       7,135           151,976
NetRatings Inc./1/                                  16,164           150,859
Alfa Corp.                                          12,042           150,766
Credit Acceptance Corp./1/                          13,190           149,706
Sun Bancorp Inc. (Pennsylvania)                      8,045           148,993
Whitehall Jewellers Inc./1/                         13,284           148,914
Cohu Inc.                                            7,608           148,812
Security Bank Corp.                                  5,031           148,414
Schawk Inc.                                         12,317           146,819
ValueClick Inc./1/                                  17,413           146,443
Brookstone Inc./1/                                   7,372           146,197
MarketWatch.com Inc./1/                             17,271           144,403
Newtek Business Services Inc./1/                    29,097           143,739
Retractable Technologies Inc./1/                    23,483           143,481
Dover Downs Gaming & Entertainment Inc.             17,322           142,387
Thomas & Betts Corp./1/                              8,981           142,349
NCI Building Systems Inc./1/                         7,138           142,046
Universal Health Realty Income Trust                 5,220           141,723
Emerson Radio Corp./1/                              37,291           139,841
CT Communications Inc.                              12,241           138,323
Oneida Financial Corp.                               5,741           136,751
IHOP Corp.                                           4,122           135,408
Town & Country Trust (The)                           5,717           134,292
Galyan's Trading Co./1/                             13,088           133,628
Liquidmetal Technologies/1/                         42,115           132,662
Trans World Entertainment Corp./1/                  23,424           132,346
EMCOR Group Inc./1/                                  3,084           131,224
Sterling Financial Corp. (Pennsylvania)              5,124           130,150
IBERIABANK Corp.                                     2,463           129,603
D&K Healthcare Resources Inc.                        9,085           127,735
Irwin Financial Corp.                                5,250           127,575
Nash Finch Co.                                       8,182           126,821
National Beverage Corp./1/                           8,336           125,874
Center Financial Corp./1/                            6,171           125,333
Offshore Logistics Inc./1/                           6,139           124,622
Firstbank Corp.                                      3,923           124,359
Carmike Cinemas Inc./1/                              4,631           121,842
Clark Inc./1/                                        9,116           121,607
Meritage Corp./1/                                    2,550           120,487
Southwest Water Co.                                  8,557           120,397
SimpleTech Inc./1/                                  16,612           118,942
Skechers U.S.A. Inc. Class A/1/                     15,958           118,408
Hain Celestial Group Inc./1/                         6,525           118,298
Modine Manufacturing Co.                             4,906           116,763
ActivCard Corp./1/                                  14,133           115,891
Clean Harbors Inc./1/                               26,943           114,508
S1 Corp./1/                                         22,531           113,782
Nuance Communications Inc./1/                       19,460           112,673
American Management Systems Inc./1/                  8,786           112,021
Vans Inc./1/                                        10,272           111,965
USB Holding Co. Inc.                                 6,337           111,218
Greater Community Bancorp                            7,028           111,042
Financial Federal Corp./1/                           3,639           111,026
Hawthorne Financial Corp./1/                         2,734           109,797

SCHEDULES OF INVESTMENTS                                                      87
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Modtech Holdings Inc./1/                            13,608   $       108,048
GBC Bancorp                                          2,805           107,572
Hungarian Telephone and Cable Corp./1/              11,559           106,921
United Capital Corp.                                 5,934           106,812
AAR Corp./1/                                        13,139           105,375
Sykes Enterprises Inc./1/                           15,756           104,305
United Auto Group Inc./1/                            4,509           103,707
Roto-Rooter Inc.                                     2,910           103,450
First Financial Bancorp                              6,953           102,557
HEICO Corp.                                          7,535           102,476
Sirna Therapeutics Inc./1/                          17,851           102,108
Standard Motor Products Inc.                        10,073           101,737
Berry Petroleum Co. Class A                          5,462            99,845
SCS Transportation Inc./1/                           6,426            97,033
Gorman-Rupp Co. (The)                                4,250            96,092
Genlyte Group Inc. (The)/1/                          2,123            94,516
Saxon Capital Inc./1/                                5,444            93,310
Herley Industries Inc./1/                            5,204            91,174
Artesyn Technologies Inc./1/                        11,839            89,740
Wayne Bancorp Inc.                                   3,127            89,120
Maxygen Inc./1/                                      8,634            88,067
North Coast Energy Inc./1/                           7,027            87,753
ESS Technology Inc./1/                               8,060            86,887
PC Connection Inc./1/                                9,109            85,625
Rofin-Sinar Technologies Inc./1/                     4,044            84,884
RAIT Investment Trust                                3,687            84,654
Optical Communication Products Inc./1/              35,671            84,184
Casella Waste Systems Inc. Class A/1/                6,694            83,139
Global Power Equipment Group Inc./1/                15,188            80,041
First Sentinel Bancorp Inc.                          4,464            79,861
Foothill Independent Bancorp                         3,753            79,751
Bel Fuse Inc. Class B                                2,953            78,018
Midway Games Inc./1/                                26,350            77,996
PRG-Schultz International Inc./1/                   13,602            77,259
SBS Technologies Inc./1/                             7,095            76,981
4Kids Entertainment Inc./1/                          3,636            76,720
Elizabeth Arden Inc./1/                              4,578            75,445
Inter Parfums Inc.                                   7,483            74,830
Genesco Inc./1/                                      4,632            74,390
Schweitzer-Mauduit International Inc.                2,903            73,301
Atari Inc./1/                                       17,463            71,424
Pegasus Communications Corp./1/                      4,739            70,516
Boyds Collection Ltd. (The)/1/                      15,266            68,850
Matria Healthcare Inc./1/                            3,975            68,608
American Realty Investors Inc./1/                    6,753            67,800
First Albany Companies Inc.                          5,256            67,014
Fleetwood Enterprises Inc./1/                        7,203            66,772
Brookfield Homes Corp.                               3,546            65,707
Farmer Brothers Co.                                    199            63,742
Northern States Financial Corp.                      2,192            63,152
InterCept Inc./1/                                    4,496            61,460
EMS Technologies Inc./1/                             3,608            61,264
First of Long Island Corp.                           1,605            60,653
Integrated Defense Technologies Inc./1/              3,576            60,005
Immunogen Inc./1/                                   13,392            59,594
Insurance Auto Auctions Inc./1/                      5,009            56,351
LSI Industries Inc.                                  3,904            55,007
City Bank                                            1,579            51,175
Steven Madden Ltd./1/                                2,580            48,943
Sipex Corp./1/                                       6,173            48,458
Stanley Furniture Co. Inc.                           1,558            47,535
Union Bankshares Corp.                               1,543            46,861
World Wrestling Entertainment Inc.                   4,649            46,583
Intertan Inc./1/                                     4,608            42,163
Tweeter Home Entertainment Group Inc./1/             5,435            41,741
PAB Bankshares Inc.                                  3,061            41,415
Mission West Properties Inc.                         3,207            39,639
Hanmi Financial Corp.                                1,950            38,883
Exchange National Bancshares Inc.                    1,047            36,279
Central Coast Bancorp/1/                             2,066            34,895
Deb Shops Inc.                                       1,867            34,259
Sypris Solutions Inc.                                2,391            32,828
Healthcare Services Group Inc.                       1,951            32,191

88                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Blount International Inc./1/                         6,685   $        32,155
National Processing Inc./1/                          1,635            31,588
Independence Holding Co.                             1,437            31,255
Technical Olympic USA Inc./1/                        1,129            31,048
Royal Bancshares of Pennsylvania Class A             1,053            28,273
Wilsons The Leather Experts Inc./1/                  3,457            27,621
Sports Resorts International Inc./1/                 5,081            25,811
Crawford & Co. Class B                               3,562            25,005
BancTrust Financial Group Inc.                       1,655            24,990
Stein Mart Inc./1/                                   4,439            24,281
American National Bankshares Inc.                      912            22,773
Horizon Offshore Inc./1/                             5,154            21,183
NS Group Inc./1/                                     3,178            20,530
Hooker Furniture Corp.                                 534            18,183
Oak Hill Financial Inc.                                620            17,974
Rex Stores Corp./1/                                  1,174            15,321
McLeodUSA Inc. Class A/1/                           10,856            15,090
Raytech Corp./1/                                     4,167            14,626
Orleans Homebuilders Inc./1/                           694             8,203
TOTAL COMMON STOCKS
 (Cost: $1,214,674,463)                                        1,341,214,460

SHORT TERM INVESTMENTS - 24.00%

MONEY MARKET FUNDS - 14.38%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                   128,153,996       128,153,996
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                                  47,186,953        47,186,953
BlackRock Temp Cash Money Market Fund/2/         2,096,137         2,096,137
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/2/               11,125,458        11,125,458

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/       4,289,723   $     4,289,723
                                                                 192,852,267

FLOATING RATE NOTES - 5.57%
Beta Finance Inc.
  1.08%, 05/20/04/2/                         $   2,144,862         2,144,658
  1.08%, 09/15/04/2/                             4,289,723         4,289,313
  1.17%, 08/23/04/2/                             2,144,862         2,146,508
CC USA Inc.
  1.06%, 05/24/04/2/                             4,289,723         4,289,448
  1.08%, 04/19/04/2/                             1,887,478         1,887,427
  1.12%, 07/15/04/2/                             2,144,862         2,145,470
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             4,289,723         4,289,315
  1.24%, 08/09/04/2/                             1,072,431         1,072,293
Five Finance Inc.
  1.09%, 04/15/04/2/                             2,144,862         2,144,862
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                             4,289,723         4,289,723
Holmes Financing PLC
  1.08%, 04/15/04/2/                               857,945           857,945
K2 USA LLC
  1.08%, 08/16/04/2/                             1,072,431         1,072,290
  1.08%, 09/27/04/2/                             4,632,901         4,632,215
  1.09%, 04/13/04/2/                             2,144,862         2,144,806
  1.09%, 05/17/04/2/                             2,144,862         2,144,795
Links Finance LLC
  1.05%, 07/20/04/2/                             1,715,889         1,715,614
  1.08%, 05/04/04/2/                             2,144,862         2,144,799
  1.08%, 06/28/04/2/                             2,144,862         2,144,545
  1.09%, 03/29/04/2/                             2,144,862         2,144,862
Nationwide Building Society
  1.08%, 07/23/04/2/                             3,217,292         3,217,292
Sigma Finance Inc.
  1.05%, 07/20/04/2/                             2,144,862         2,144,517
  1.07%, 10/15/03/2/                             4,289,723         4,289,707
  1.07%, 07/01/04/2/                             2,144,862         2,144,460
  1.24%, 08/06/04/2/                             1,072,431         1,072,340

SCHEDULES OF INVESTMENTS                                                      89
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Tango Finance Corp.
  1.05%, 07/15/04/2/                         $   1,286,917   $     1,286,581
  1.06%, 07/06/04/2/                             1,286,917         1,286,816
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             2,144,862         2,144,451
White Pine Finance LLC
  1.08%, 05/17/04/2/                             2,573,834         2,573,834
  1.08%, 07/06/04/2/                             2,573,834         2,573,645
  1.08%, 08/26/04/2/                             2,144,862         2,144,563
  1.09%, 04/20/04/2/                             2,144,862         2,144,862
                                                                  74,723,956

COMMERCIAL PAPER - 2.91%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                             2,037,618         2,036,715
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                             2,144,862         2,143,861
Edison Asset Securitization
  1.07%, 10/23/03/2/                             4,032,340         4,029,703
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                             1,501,403         1,500,702
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                             2,530,937         2,529,819
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                             2,144,862         2,143,673
New Center Asset Trust
  1.06%, 10/22/03/2/                             2,144,862         2,143,535
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                             2,144,862         2,143,673
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                             2,144,862         2,144,419
Receivables Capital Corp.
  1.05%, 10/15/03/2/                             1,441,690         1,441,101
Sydney Capital Corp.
  1.07%, 10/17/03/2/                             1,737,338         1,736,512
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                             4,289,723         4,288,864
  1.05%, 10/15/03/2/                             2,144,862         2,143,986
  1.11%, 10/01/03/2/                             8,579,446         8,579,446
                                                                  39,006,009

TIME DEPOSITS - 0.89%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                         $   2,144,862   $     2,144,862
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                             1,072,431         1,072,431
  1.08%, 10/30/03/2/                             1,715,889         1,715,889
  1.37%, 08/26/04/2/                             4,289,723         4,289,723
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                             2,788,320         2,787,065
                                                                  12,009,970

REPURCHASE AGREEMENTS - 0.25%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                             3,431,778         3,431,778
                                                                   3,431,778
TOTAL SHORT TERM INVESTMENTS
 (Cost: $322,023,980)                                            322,023,980

TOTAL INVESTMENTS IN SECURITIES - 123.98%
 (Cost $1,536,698,443)                                         1,663,238,440
Other Assets, Less Liabilities - (23.98%)                       (321,735,306)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,341,503,134
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

90                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.88%
Louisiana-Pacific Corp./1/                         304,928   $     4,201,908
BJ's Wholesale Club Inc./1/                        202,021         3,913,147
AmerUs Group Co.                                   113,920         3,873,280
Zale Corp./1/                                       87,187         3,871,975
Highwoods Properties Inc.                          155,910         3,720,013
Ventas Inc.                                        216,175         3,700,916
Allmerica Financial Corp./1/                       155,026         3,691,169
York International Corp.                           106,692         3,690,476
Energen Corp.                                      101,845         3,684,752
First Industrial Realty Trust Inc.                 114,402         3,668,872
Health Care REIT Inc.                              117,614         3,628,392
Kennametal Inc.                                     96,976         3,626,902
Westar Energy Inc.                                 195,042         3,598,525
AnnTaylor Stores Corp./1/                          111,938         3,597,687
Gateway Inc./1/                                    632,036         3,577,324
Standard-Pacific Corp.                              93,866         3,557,521
American Greetings Corp. Class A/1/                179,633         3,490,269
Atmos Energy Corp.                                 145,473         3,482,624
Abgenix Inc./1/                                    239,105         3,464,631
Briggs & Stratton Corp.                             58,817         3,456,087
OfficeMax Inc./1/                                  362,140         3,393,252
Alexander & Baldwin Inc.                           120,653         3,387,936
South Financial Group Inc. (The)                   135,966         3,384,194
Reckson Associates Realty Corp.                    146,193         3,378,520
Allegheny Energy Inc./1/                           369,040         3,373,026
Corn Products International Inc.                   104,966         3,343,167
Citizens Banking Corp.                             126,116         3,330,724
Andrew Corp./1/                                    265,170         3,258,939
Crown Holdings Inc./1/                             480,643         3,244,340
Beazer Homes USA Inc./1/                            38,135         3,218,594
KEMET Corp./1/                                     251,279         3,201,294
PNM Resources Inc.                                 114,018         3,197,065
Home Properties of New York Inc.                    81,172         3,181,942
Continental Airlines Inc. Class B/1/               191,615         3,176,977
Phoenix Companies Inc.                             274,363         3,168,893
Greater Bay Bancorp                                151,331         3,147,685
Commercial Federal Corp.                           128,916         3,139,105
First Niagara Financial Group Inc.                 206,209         3,113,756
Charter Communications Inc. Class A/1/             755,603         3,113,084
Extended Stay America Inc./1/                      207,745         3,101,633
Arbitron Inc./1/                                    86,759         3,062,593
Universal Corp.                                     72,380         3,049,369
Cooper Tire & Rubber Co.                           190,617         3,025,092
Staten Island Bancorp Inc.                         154,584         3,006,659
Nationwide Health Properties Inc.                  171,354         2,996,981
Susquehanna Bancshares Inc.                        115,634         2,971,794
CMS Energy Corp.                                   395,174         2,912,432
Chittenden Corp.                                    97,587         2,903,213
Goodyear Tire & Rubber Co. (The)                   439,456         2,887,226
Black Hills Corp.                                   93,450         2,883,867
SL Green Realty Corp.                               79,773         2,880,603
Dycom Industries Inc./1/                           139,515         2,844,711
IDACORP Inc.                                       111,310         2,838,405
Forest Oil Corp./1/                                117,505         2,814,245
Prentiss Properties Trust                           90,617         2,809,127
Flowserve Corp./1/                                 136,985         2,780,796
Southern Union Co./1/                              161,728         2,749,376
Callaway Golf Co.                                  191,724         2,735,901
Bob Evans Farms Inc.                               102,133         2,727,972
Tom Brown Inc./1/                                  106,011         2,724,483
Trinity Industries Inc.                            102,488         2,649,315
Provident Financial Services Inc.                  138,091         2,645,824
SkyWest Inc.                                       151,372         2,621,763
Gables Residential Trust                            80,016         2,586,117
FMC Corp./1/                                       102,572         2,584,814
Minerals Technologies Inc.                          50,627         2,576,914
GATX Corp.                                         121,549         2,570,761
Payless ShoeSource Inc./1/                         198,088         2,563,259
Commerce Group Inc.                                 67,442         2,560,098
Kellwood Co.                                        76,493         2,558,691
Cincinnati Bell Inc./1/                            500,876         2,549,459
Corrections Corp. of America/1/                    101,984         2,515,945
United Stationers Inc./1/                           66,755         2,515,328
La Quinta Corp./1/                                 403,725         2,515,207
Visteon Corp.                                      380,854         2,513,636
Dillards Inc. Class A                              179,321         2,506,908
Post Properties Inc.                                91,971         2,504,370
United Rentals Inc./1/                             154,938         2,492,952
USF Corp.                                           78,724         2,477,444
LandAmerica Financial Group Inc.                    54,017         2,476,139

SCHEDULES OF INVESTMENTS                                                      91
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
MPS Group Inc./1/                                  274,742   $     2,472,678
Brookline Bancorp Inc.                             167,878         2,471,164
Banta Corp.                                         68,591         2,469,276
Knight Trading Group Inc./1/                       211,312         2,419,522
Linens 'N Things Inc./1/                           101,158         2,405,537
Electronics For Imaging Inc./1/                    102,658         2,393,985
MAF Bancorp Inc.                                    62,500         2,387,500
Albemarle Corp.                                     86,974         2,387,436
Massey Energy Co.                                  179,070         2,381,631
Silicon Valley Bancshares/1/                        86,185         2,381,292
Activision Inc./1/                                 198,708         2,374,561
Cimarex Energy Co./1/                              120,964         2,370,894
Terex Corp./1/                                     127,400         2,360,722
Men's Wearhouse Inc. (The)/1/                       91,649         2,350,797
Ohio Casualty Corp./1/                             161,672         2,344,244
Donnelley (R.H.) Corp./1/                           57,735         2,333,071
Ralcorp Holdings Inc./1/                            84,194         2,332,174
Arch Coal Inc.                                     104,753         2,326,564
Stone Energy Corp./1/                               65,874         2,324,035
Potlatch Corp.                                      76,425         2,271,351
First Commonwealth Financial Corp.                 171,902         2,262,230
UMB Financial Corp.                                 47,726         2,251,235
Delphi Financial Group Inc. Class A                 47,651         2,216,725
Hughes Supply Inc.                                  68,272         2,215,426
Alexandria Real Estate Equities Inc.                45,957         2,207,315
Gartner Inc. Class A/1/                            200,203         2,206,237
Adaptec Inc./1/                                    291,760         2,205,706
Albany International Corp. Class A                  71,504         2,205,183
Avista Corp.                                       140,442         2,188,086
Acuity Brands Inc.                                 120,949         2,184,339
Northwest Natural Gas Co.                           74,764         2,168,156
Copart Inc./1/                                     198,314         2,141,791
Pep Boys-Manny, Moe & Jack Inc.                    139,937         2,141,036
Chemical Financial Corp.                            69,012         2,135,921
Sensient Technologies Corp.                        101,472         2,130,912
New Jersey Resources Corp.                          59,083         2,129,351
Great Lakes Chemical Corp.                         105,503         2,121,665
Yellow Corp./1/                                     70,677         2,111,829
Cleco Corp.                                        128,717         2,103,236
Flowers Foods Inc.                                  91,813         2,093,336
Commercial Net Lease Realty Inc.                   120,580         2,053,477
Harleysville Group Inc.                             88,012         2,051,560
Impac Mortgage Holdings Inc.                       126,704         2,051,338
Fremont General Corp.                              161,049         2,046,933
Capital Automotive                                  66,615         2,032,424
Southwest Gas Corp.                                 88,927         2,018,643
Technitrol Inc./1/                                 109,552         2,016,852
Kilroy Realty Corp.                                 70,518         2,013,289
Fuller (H.B.) Co.                                   82,851         2,010,794
Liberty Corp.                                       47,421         1,989,311
Kansas City Southern Industries Inc./1/            179,583         1,987,984
Washington Group International Inc./1/              73,001         1,967,377
Unova Inc./1/                                      134,013         1,963,290
Interstate Bakeries Corp.                          130,859         1,962,885
FirstFed Financial Corp./1/                         49,567         1,957,897
Brandywine Realty Trust                             75,922         1,950,436
Alpharma Inc. Class A                              104,807         1,949,410
Hancock Holding Co.                                 39,078         1,928,499
Alaska Air Group Inc./1/                            68,782         1,913,515
Senior Housing Properties Trust                    132,768         1,913,187
Provident Bankshares Corp.                          67,040         1,893,880
Lincoln Electric Holding Inc.                       84,910         1,885,851
First Citizens BancShares Inc. Class A              17,839         1,885,582
Lennox International Inc.                          127,960         1,869,496
Mueller Industries Inc./1/                          73,221         1,863,474
Black Box Corp.                                     46,684         1,858,490
Thomas & Betts Corp./1/                            117,166         1,857,081
NetIQ Corp./1/                                     155,489         1,856,539
CH Energy Group Inc.                                41,982         1,847,208
USG Corp./1/                                       106,983         1,844,387
Colonial Properties Trust                           51,092         1,840,845
United National Bancorp                             55,296         1,836,380
AMR Corp./1/                                       160,217         1,834,485
AMCORE Financial Inc.                               72,568         1,825,811
CommScope Inc./1/                                  150,875         1,819,552
Aquila Inc./1/                                     537,606         1,817,108

92                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Casey's General Store Inc.                         128,985   $     1,809,660
Essex Property Trust Inc.                           28,840         1,808,556
SEACOR SMIT Inc./1/                                 49,773         1,800,289
Granite Construction Inc.                           95,530         1,784,500
IHOP Corp.                                          54,294         1,783,558
Waypoint Financial Corp.                            89,160         1,783,200
Chiquita Brands International Inc./1/              100,460         1,778,142
Benchmark Electronics Inc./1/                       42,012         1,775,847
Anixter International Inc./1/                       77,789         1,771,256
Millennium Chemicals Inc.                          185,349         1,770,083
Quanta Services Inc./1/                            213,689         1,767,208
Jack in the Box Inc./1/                             99,178         1,765,368
Tecumseh Products Co. Class A                       47,150         1,759,167
Viasys Healthcare Inc./1/                           86,929         1,755,966
BankUnited Financial Corp. Class A/1/               83,230         1,754,488
BankAtlantic Bancorp Inc. Class A                  122,917         1,751,567
Lexington Corp. Properties Trust                    91,369         1,750,630
Longs Drug Stores Corp.                             86,966         1,750,626
Entertainment Properties Trust                      58,312         1,749,360
CONMED Corp./1/                                     84,520         1,744,493
Moog Inc. Class A/1/                                44,497         1,744,282
Arkansas Best Corp.                                 63,413         1,743,857
RLI Corp.                                           52,847         1,739,723
G&K Services Inc. Class A                           49,669         1,738,415
NBT Bancorp Inc.                                    85,655         1,734,514
Actuant Corp. Class A/1/                            30,881         1,733,968
Spinnaker Exploration Co./1/                        72,203         1,732,872
Insight Enterprises Inc./1/                        113,670         1,730,057
Northwest Airlines Corp./1/                        177,344         1,720,237
Electro Scientific Industries Inc./1/               81,321         1,713,433
Genesis Health Ventures Inc./1/                     70,498         1,709,577
First Charter Corp.                                 87,015         1,705,494
Curtiss-Wright Corp.                                24,116         1,703,072
Charming Shoppes Inc./1/                           297,944         1,701,260
Journal Register Co./1/                             90,552         1,697,850
eFunds Corp./1/                                    136,504         1,685,824
Jones Lang LaSalle Inc./1/                          90,601         1,676,119
Sonic Automotive Inc.                               69,237         1,665,842
Philadelphia Consolidated Holding Corp./1/          36,028         1,664,494
Skyworks Solutions Inc./1/                         182,460         1,660,386
Newcastle Investment Corp.                          72,207         1,660,039
Sierra Pacific Resources/1/                        342,118         1,659,272
Lin TV Corp. Class A/1/                             77,966         1,657,557
Frontier Airlines Inc./1/                          100,672         1,657,061
Horace Mann Educators Corp.                        114,163         1,656,505
El Paso Electric Co./1/                            143,331         1,655,473
Roadway Corp.                                       33,832         1,649,987
Brown Shoe Co. Inc.                                 51,962         1,647,195
MFA Mortgage Investments Inc.                      172,708         1,644,180
Seacoast Financial Services Corp.                   77,115         1,597,052
Quanex Corp.                                        47,465         1,594,824
UniSource Energy Corp.                              83,224         1,582,920
DRS Technologies Inc./1/                            65,441         1,579,091
Ryan's Family Steak Houses Inc./1/                 122,994         1,573,093
Vintage Petroleum Inc.                             144,390         1,570,963
Corporate Office Properties Trust                   84,859         1,570,740
Magnum Hunter Resources Inc./1/                    196,290         1,568,357
Redwood Trust Inc.                                  36,942         1,566,341
USEC Inc.                                          239,829         1,566,083
Heritage Property Investment Trust Inc.             54,065         1,561,397
Summit Properties Inc.                              68,710         1,561,091
Reliance Steel & Aluminum Co.                       70,143         1,556,473
ABM Industries Inc.                                109,858         1,554,491
Ascential Software Corp./1/                         83,847         1,553,685
Anworth Mortgage Asset Corp.                       108,523         1,549,708
Allegheny Technologies Inc.                        236,408         1,548,472
Invacare Corp.                                      41,158         1,546,718
Mid-State Bancshares                                68,554         1,526,698
Province Healthcare Co./1/                         117,770         1,525,122
Dollar Thrifty Automotive Group Inc./1/             67,013         1,522,535
EMCOR Group Inc./1/                                 35,671         1,517,801
Modine Manufacturing Co.                            63,738         1,516,964
Texas Industries Inc.                               61,604         1,515,458
Idex Corp.                                          41,408         1,508,908
Laclede Group Inc. (The)                            55,710         1,504,727
THQ Inc./1/                                         91,538         1,503,054
ValueClick Inc./1/                                 178,163         1,498,351
Perrigo Co.                                        116,798         1,486,839

SCHEDULES OF INVESTMENTS                                                      93
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Genlyte Group Inc. (The)/1/                         33,391   $     1,486,567
FelCor Lodging Trust Inc.                          143,068         1,482,184
Ruddick Corp.                                       95,317         1,481,226
American Management Systems Inc./1/                115,819         1,476,692
Superior Industries International Inc.              36,396         1,475,858
US Oncology Inc./1/                                200,866         1,468,330
Price Communications Corp./1/                      117,960         1,462,704
Community Bank System Inc.                          33,304         1,462,379
Empire District Electric Co. (The)                  66,433         1,461,526
Aztar Corp./1/                                      82,490         1,460,898
Longview Fibre Co.                                 149,455         1,460,175
JLG Industries Inc.                                125,837         1,449,642
Equity One Inc.                                     84,628         1,438,676
Tesoro Petroleum Corp./1/                          169,119         1,430,747
Hudson River Bancorp Inc.                           44,403         1,426,668
Otter Tail Corp.                                    54,454         1,423,428
Anchor BanCorp Wisconsin Inc.                       60,620         1,423,358
Six Flags Inc./1/                                  270,281         1,421,678
Axcelis Technologies Inc./1/                       172,114         1,421,662
PS Business Parks Inc.                              37,611         1,419,439
Mid-America Apartment Communities Inc.              46,943         1,416,740
Manitowoc Co. Inc. (The)                            64,806         1,405,642
Regal-Beloit Corp.                                  68,760         1,402,704
MAXIMUS Inc./1/                                     40,671         1,401,116
Houston Exploration Co./1/                          39,838         1,398,314
TierOne Corp./1/                                    65,966         1,388,584
Stewart Information Services Corp./1/               48,918         1,381,444
First Merchants Corp.                               53,767         1,377,511
South Jersey Industries Inc.                        36,262         1,372,517
UICI/1/                                            109,277         1,370,334
Schulman (A.) Inc.                                  86,241         1,367,782
Jacuzzi Brands Inc./1/                             218,917         1,357,285
Finish Line Inc. (The)/1/                           51,459         1,353,372
Commercial Metals Co.                               73,428         1,348,872
Republic Bancorp Inc.                              101,129         1,347,038
Anthracite Capital Inc.                            139,588         1,347,024
EastGroup Properties Inc.                           48,285         1,341,357
Joy Global Inc./1/                                  84,624         1,328,597
Newport Corp./1/                                    94,079         1,326,514
Kirby Corp./1/                                      45,775         1,313,743
Imagistics International Inc./1/                    45,306         1,312,968
First Financial Bancorp                             89,002         1,312,780
Spartech Corp.                                      61,362         1,307,011
Landry's Restaurants Inc.                           63,239         1,302,723
Cornerstone Realty Income Trust Inc.               159,722         1,290,554
Connecticut Bankshares Inc.                         25,153         1,289,091
Griffon Corp./1/                                    71,564         1,285,289
Kindred Healthcare Inc./1/                          34,292         1,284,235
Saxon Capital Inc./1/                               74,782         1,281,763
Cambrex Corp.                                       56,426         1,280,870
Medarex Inc./1/                                    214,494         1,271,949
Sunrise Senior Living Inc./1/                       48,479         1,271,604
Cell Genesys Inc./1/                               100,620         1,265,800
PSS World Medical Inc./1/                          142,213         1,261,429
Sovran Self Storage Inc.                            38,038         1,260,960
Charter Municipal Mortgage Acceptance Co.           68,299         1,255,336
Net.B@nk Inc.                                      100,814         1,255,134
Unizan Financial Corp.                              62,890         1,254,656
RAIT Investment Trust                               54,566         1,252,835
Russell Corp.                                       76,845         1,252,574
Gold Bancorp Inc.                                  103,059         1,250,106
Ionics Inc./1/                                      51,087         1,249,588
Selective Insurance Group Inc.                      41,942         1,248,194
Carpenter Technology Corp.                          58,080         1,245,235
Triumph Group Inc./1/                               41,781         1,245,074
MCG Capital Corp.                                   79,473         1,240,574
NCO Group Inc./1/                                   52,843         1,240,225
Jo-Ann Stores Inc./1/                               44,390         1,238,481
Denbury Resources Inc./1/                          100,119         1,237,471
WesBanco Inc.                                       52,638         1,236,993
Insight Communications Co. Inc./1/                 129,637         1,234,144
Monaco Coach Corp./1/                               74,464         1,232,379
Florida East Coast Industries Inc.                  42,795         1,230,356
Primedia Inc./1/                                   430,948         1,228,202
Washington Real Estate Investment Trust             42,273         1,225,917

94                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Gray Television Inc.                               104,821   $     1,224,309
TBC Corp./1/                                        48,836         1,223,342
Pacific Capital Bancorp                             40,066         1,221,612
AMC Entertainment Inc./1/                           90,938         1,218,569
AMLI Residential Properties Trust                   46,501         1,218,326
OM Group Inc./1/                                    83,050         1,215,852
First Financial Bankshares Inc.                     32,867         1,214,764
Solutia Inc.                                       304,439         1,214,712
Sterling Financial Corp. (Washington)/1/            43,001         1,210,478
First Community Bancorp                             36,134         1,210,128
Group 1 Automotive Inc./1/                          34,994         1,208,693
Pacific Northwest Bancorp                           33,888         1,208,107
Central Garden & Pet Co./1/                         46,177         1,206,143
Financial Federal Corp./1/                          39,466         1,204,108
Corus Bankshares Inc.                               22,486         1,203,001
Arch Chemicals Inc.                                 57,796         1,202,157
Smith (A.O.) Corp.                                  42,909         1,201,881
School Specialty Inc./1/                            42,564         1,200,730
Spherion Corp./1/                                  172,504         1,200,628
UIL Holdings Corp.                                  34,296         1,200,017
St. Mary Land & Exploration Co.                     47,375         1,199,535
International Multifoods Corp./1/                   51,354         1,199,116
Parkway Properties Inc.                             27,341         1,194,802
ShopKo Stores Inc./1/                               79,641         1,194,615
First Financial Corp.                               19,764         1,193,746
S&T Bancorp Inc.                                    41,808         1,191,528
Warnaco Group Inc. (The)/1/                         76,236         1,188,519
National Health Investors Inc.                      64,915         1,183,400
Safeguard Scientifics Inc./1/                      347,105         1,180,157
Wolverine World Wide Inc.                           60,585         1,175,349
Handleman Co.                                       69,302         1,169,818
Esterline Technologies Corp./1/                     60,589         1,168,762
PFF Bancorp Inc.                                    36,521         1,164,289
Cash America International Inc.                     70,888         1,162,563
Orthodontic Centers of America Inc./1/             147,120         1,159,306
Overseas Shipholding Group Inc.                     44,759         1,157,020
Stride Rite Corp.                                  107,056         1,156,205
Shaw Group Inc. (The)/1/                           109,827         1,154,282
Meritage Corp./1/                                   24,330         1,149,593
Sterling Financial Corp. (Pennsylvania)             45,221         1,148,613
Argosy Gaming Co./1/                                47,030         1,147,532
Oxford Industries Inc.                              17,865         1,146,933
Belden Inc.                                         65,313         1,141,018
Sun Communities Inc.                                28,900         1,138,660
Albany Molecular Research Inc./1/                   76,884         1,138,652
Aviall Inc./1/                                      91,736         1,135,692
Woodward Governor Co.                               25,925         1,133,182
Bandag Inc.                                         33,426         1,127,459
Taubman Centers Inc.                                57,437         1,125,765
Trammell Crow Co./1/                                89,684         1,116,566
Weis Markets Inc.                                   32,704         1,112,263
Alfa Corp.                                          88,734         1,110,950
Ferro Corp.                                         51,935         1,109,332
Universal Forest Products Inc.                      45,472         1,103,605
Sports Authority Inc. (The)/1/                      35,064         1,103,113
Credence Systems Corp./1/                           95,260         1,095,490
Triad Guaranty Inc./1/                              22,313         1,095,122
Tredegar Corp.                                      72,735         1,094,662
Terayon Communication Systems Inc./1/              190,283         1,094,127
Stage Stores Inc./1/                                42,922         1,093,653
Phillips-Van Heusen Corp.                           72,492         1,088,105
First Sentinel Bancorp Inc.                         60,672         1,085,422
Iomega Corp./1/                                     97,352         1,084,501
Sola International Inc./1/                          67,270         1,076,320
Time Warner Telecom Inc. Class A/1/                116,201         1,076,021
Keystone Property Trust                             53,107         1,075,948
Stewart & Stevenson Services Inc.                   71,547         1,074,636
Hain Celestial Group Inc./1/                        59,267         1,074,511
Cohu Inc.                                           54,931         1,074,450
General Communication Inc. Class A/1/              129,079         1,073,937
SPS Technologies Inc./1/                            23,799         1,070,955
Community First Bankshares Inc.                     40,456         1,069,252
Stewart Enterprises Inc. Class A/1/                280,846         1,067,215
Universal Compression Holdings Inc./1/              49,532         1,065,929
GrafTech International Ltd./1/                     133,183         1,065,464

SCHEDULES OF INVESTMENTS                                                      95
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Swift Energy Co./1/                                 75,193   $     1,060,973
Kramont Realty Trust                                62,324         1,056,392
PolyOne Corp.                                      268,271         1,054,305
Watsco Inc.                                         55,013         1,051,298
National Penn Bancshares Inc.                       37,930         1,048,766
Range Resources Corp./1/                           153,235         1,048,127
American States Water Co.                           44,452         1,047,734
Paxar Corp./1/                                      81,479         1,042,931
Rock-Tenn Co. Class A                               71,474         1,042,091
SOURCECORP Inc./1/                                  44,670         1,038,578
Community Trust Bancorp Inc.                        35,685         1,037,720
Glacier Bancorp Inc.                                37,748         1,035,428
Koger Equity Inc.                                   55,020         1,034,376
Schweitzer-Mauduit International Inc.               40,952         1,034,038
Investors Real Estate Trust                        105,116         1,031,188
Systems & Computer Technology Corp./1/              98,563         1,028,012
First Federal Capital Corp.                         49,891         1,025,260
Infinity Property & Casualty Corp.                  36,266         1,019,437
Sybase Inc./1/                                      59,772         1,016,722
K2 Inc./1/                                          68,337         1,014,804
Fidelity Bankshares Inc.                            38,491         1,010,774
Mine Safety Appliances Co.                          18,505         1,010,743
Insituform Technologies Inc. Class A/1/             56,646         1,006,033
Hercules Inc./1/                                    88,277         1,000,178
Plains Exploration & Production Co./1/              79,906           996,428
Offshore Logistics Inc./1/                          48,946           993,604
Bedford Property Investors Inc.                     38,283           993,444
Burlington Coat Factory Warehouse Corp.             53,106           993,082
West Pharmaceutical Services Inc.                   31,682           991,963
Irwin Financial Corp.                               40,791           991,221
Cato Corp. Class A                                  48,799           984,276
Steel Dynamics Inc./1/                              64,996           984,039
Applied Industrial Technologies Inc.                49,470           982,969
Glatfelter Co.                                      83,357           981,945
Gardner Denver Inc./1/                              46,668           980,495
United Auto Group Inc./1/                           42,607           979,961
Greif Inc. Class A                                  37,470           974,220
Methode Electronics Inc. Class A                    82,379           972,896
Primus Telecommunications Group Inc./1/            143,951           971,669
Simmons First National Corp. Class A                41,147           969,423
Bank Mutual Corp.                                   22,785           967,223
NCI Building Systems Inc./1/                        48,408           963,319
Incyte Corp./1/                                    208,444           960,927
Genesco Inc./1/                                     59,791           960,243
Glimcher Realty Trust                               45,552           959,781
JDA Software Group Inc./1/                          64,500           959,115
Glenborough Realty Trust Inc.                       50,735           956,862
NACCO Industries Inc.                               13,368           955,812
Action Performance Companies Inc.                   38,935           951,571
Global Industries Ltd./1/                          208,625           949,244
LaSalle Hotel Properties                            54,633           946,790
Chesapeake Corp.                                    41,914           944,742
FIRSTFED AMERICA BANCORP INC.                       42,649           942,543
Federal Signal Corp.                                63,236           942,216
Alexion Pharmaceuticals Inc./1/                     56,503           941,905
State Auto Financial Corp.                          37,343           941,790
First Republic Bank                                 30,525           941,086
Datascope Corp.                                     30,532           938,554
Boca Resorts Inc. Class A/1/                        72,327           937,358
Kimball International Inc. Class B                  63,925           937,141
Toro Co.                                            20,771           934,695
Lone Star Steakhouse & Saloon Inc.                  44,616           932,474
California Water Service Group                      36,128           932,464
Hanger Orthopedic Group Inc./1/                     60,678           931,407
Prime Hospitality Corp./1/                         107,056           930,317
RadiSys Corp./1/                                    51,539           929,764
Roto-Rooter Inc.                                    26,138           929,206
Coherent Inc./1/                                    37,674           927,911
Nuevo Energy Co./1/                                 50,912           925,071
S1 Corp./1/                                        182,849           923,387
Investment Technology Group Inc./1/                 47,907           918,856

96                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
IBERIABANK Corp.                                    17,407   $       915,956
Fleetwood Enterprises Inc./1/                       98,356           911,760
Analogic Corp.                                      18,931           908,688
Presidential Life Corp.                             59,959           907,180
Local Financial Corp./1/                            50,669           906,468
URS Corp./1/                                        46,466           901,440
Century Business Services Inc./1/                  211,322           896,005
Topps Co. (The)                                     91,472           891,852
Equity Inns Inc.                                   117,826           887,230
Russ Berrie & Co. Inc.                              26,316           886,586
Valhi Inc.                                          78,513           884,056
ESS Technology Inc./1/                              81,997           883,928
Park Electrochemical Corp.                          38,853           883,906
Gaylord Entertainment Co./1/                        35,851           880,142
Ocular Sciences Inc./1/                             39,465           879,280
Town & Country Trust (The)                          37,273           875,543
Olin Corp.                                          55,313           875,052
Praecis Pharmaceuticals Inc./1/                    130,398           874,971
Walter Industries Inc.                              81,527           874,785
Pharmacopeia Inc./1/                                68,803           873,729
Lawson Software Inc./1/                            123,096           872,751
Jakks Pacific Inc./1/                               71,459           871,085
Perot Systems Corp. Class A/1/                      86,981           869,810
United Community Financial Corp.                    87,740           868,626
Sycamore Networks Inc./1/                          176,782           866,232
Meristar Hospitality Corp.                         122,177           865,013
Kaydon Corp.                                        36,411           864,397
West Coast Bancorp                                  44,167           862,582
AMN Healthcare Services Inc./1/                     53,090           862,182
Palm Inc./1/                                        44,064           861,451
National Western Life Insurance Co.
 Class A/1/                                          6,270           861,247
Applera Corp. - Celera Genomics Group/1/            73,387           857,894
MRV Communications Inc./1/                         304,941           856,884
TriQuint Semiconductor Inc./1/                     152,903           856,257
Hanover Compressor Co./1/                           86,369           855,053
Centex Construction Products Inc.                   19,133           854,671
Integra Bank Corp.                                  44,432           853,539
Marcus Corp.                                        55,861           852,439
Saul Centers Inc.                                   32,066           851,352
First Essex Bancorp Inc.                            16,687           849,201
REMEC Inc./1/                                       83,101           847,630
Robert Mondavi Corp. (The) Class A/1/               27,333           846,776
FBL Financial Group Inc. Class A                    34,283           844,733
American Eagle Outfitters Inc./1/                   56,756           843,394
Valmont Industries Inc.                             42,574           842,539
Haverty Furniture Companies Inc.                    45,947           839,911
Cabot Oil & Gas Corp.                               32,173           836,498
Alderwoods Group Inc./1/                           107,890           836,147
Peoples Bancorp Inc.                                31,162           833,895
DIMON Inc.                                         120,385           830,656
Hecla Mining Co./1/                                158,322           829,607
Urstadt Biddle Properties Inc. Class A              61,338           828,063
Kaman Corp. Class A                                 63,489           822,817
Consolidated Graphics Inc./1/                       32,301           821,414
Deltic Timber Corp.                                 28,234           816,527
WCI Communities Inc./1/                             49,387           814,886
GenCorp. Inc.                                       91,047           814,871
MB Financial Inc.                                   18,305           812,742
SWS Group Inc.                                      41,129           810,653
Atlantic Coast Airlines Holdings Inc./1/            94,957           808,084
U.S. Restaurant Properties Inc.                     49,578           805,643
Integrated Silicon Solution Inc./1/                 80,800           803,960
Delta & Pine Land Co.                               34,887           802,750
Hawthorne Financial Corp./1/                        19,939           800,750
Ramco-Gershenson Properties Trust                   31,390           798,876
Brookfield Homes Corp.                              43,104           798,717
Stillwater Mining Co./1/                           126,357           796,049
Friedman's Inc.                                     56,807           792,458
Bally Total Fitness Holding Corp./1/                91,581           792,176
Hologic Inc./1/                                     57,735           786,928
DuPont Photomasks Inc./1/                           34,646           786,811
Schnitzer Steel Industries Inc. Class A             26,180           786,185
Thomas Industries Inc.                              27,553           785,812
Vail Resorts Inc./1/                                54,936           785,585
First Financial Holdings Inc.                       25,864           780,058

SCHEDULES OF INVESTMENTS                                                      97
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
PMA Capital Corp. Class A                           62,103   $       778,151
Omega Financial Corp.                               23,558           777,414
Tompkins Trustco Inc.                               16,952           775,554
Nu Skin Enterprises Inc. Class A                    60,763           774,728
CB Bancshares Inc.                                  12,648           774,703
GBC Bancorp                                         20,171           773,558
C&D Technologies Inc.                               40,863           773,128
United Fire & Casualty Co.                          21,133           772,622
Standex International Corp.                         31,735           771,161
Chateau Communities Inc.                            25,769           766,885
Tenneco Automotive Inc./1/                         121,523           764,380
Central Vermont Public Service Corp.                34,351           761,905
Argonaut Group Inc.                                 58,577           761,501
Allegiant Bancorp Inc.                              37,679           761,116
Berry Petroleum Co. Class A                         41,406           756,902
Dress Barn Inc./1/                                  55,236           756,733
Correctional Properties Trust                       30,181           753,016
Zygo Corp./1/                                       45,746           750,234
ActivCard Corp./1/                                  91,087           746,913
Universal Health Realty Income Trust                27,321           741,765
Microsemi Corp./1/                                  48,623           741,015
RailAmerica Inc./1/                                 85,987           739,488
Armor Holdings Inc./1/                              44,068           738,139
Peoples Holding Co.                                 16,135           734,788
Tower Automotive Inc./1/                           163,276           734,742
CDI Corp.                                           27,045           731,026
Crompton Corp.                                     125,418           728,679
WSFS Financial Corp.                                17,237           727,401
Rayovac Corp./1/                                    49,535           723,211
ADVO Inc./1/                                        17,356           722,530
Lance Inc.                                          72,521           720,859
Bank of Granite Corp.                               38,325           718,594
Republic Bancshares Inc.                            25,072           716,056
Riggs National Corp.                                45,368           714,546
Agilysys Inc.                                       81,465           714,448
City Bank                                           21,981           712,404
Robbins & Myers Inc.                                31,788           706,965
Buckeye Technologies Inc./1/                        77,557           704,993
Wellman Inc.                                        93,759           704,130
SonicWALL Inc./1/                                  121,525           703,630
1st Source Corp.                                    36,818           703,592
American Physicians Capital Inc./1/                 25,313           703,195
NUI Corp.                                           47,035           703,173
MTS Systems Corp.                                   46,132           702,129
Homestore.com Inc./1/                              252,689           699,949
Quantum Corp./1/                                   227,054           699,326
MemberWorks Inc./1/                                 21,927           697,717
Roxio Inc./1/                                       80,392           696,999
CIRCOR International Inc.                           36,294           696,845
Bel Fuse Inc. Class B                               26,351           696,193
Pulitzer Inc.                                       13,307           693,295
Plexus Corp./1/                                     44,471           691,079
Mid Atlantic Realty Trust                           32,832           689,472
Pope & Talbot Inc.                                  45,502           687,990
AMCOL International Corp.                           55,604           687,265
Bowne & Co. Inc.                                    45,962           687,132
First Community Bancshares Inc.                     19,503           686,896
Interface Inc. Class A/1/                          126,546           685,879
Camden National Corp.                               23,224           685,340
Columbia Banking System Inc.                        38,857           683,106
Energy Partners Ltd./1/                             61,206           680,611
Innkeepers USA Trust                                77,843           677,234
Apogee Enterprises Inc.                             65,617           677,167
4Kids Entertainment Inc./1/                         32,030           675,833
PAREXEL International Corp./1/                      43,990           673,927
Westcorp Inc.                                       19,282           673,906
Exar Corp./1/                                       47,521           671,472
Alabama National Bancorp                            14,106           670,035
Comstock Resources Inc./1/                          50,103           669,376
Troy Financial Corp.                                19,087           668,236
Keane Inc./1/                                       52,263           667,921
Silicon Storage Technology Inc./1/                  76,146           666,278
Caraustar Industries Inc./1/                        76,205           665,270
City Holding Co.                                    20,026           664,863
Georgia Gulf Corp.                                  28,450           664,308
Arctic Cat Inc.                                     34,341           663,812
InterCept Inc./1/                                   48,269           659,837
Ditech Communications Corp./1/                      75,031           658,772
Wet Seal Inc. Class A/1/                            65,458           657,853
EDO Corp.                                           32,439           656,890

98                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Great Lakes REIT Inc.                               41,167   $       655,379
Cascade Corp.                                       29,714           655,194
AAR Corp./1/                                        81,358           652,491
Central Parking Corp.                               53,181           651,467
Second Bancorp Inc.                                 23,875           650,594
Capital City Bank Group Inc.                        17,013           649,216
BSB Bancorp Inc.                                    23,378           647,804
Cascade Natural Gas Corp.                           32,629           639,528
Ameron International Corp.                          19,331           638,116
Farmer Brothers Co.                                  1,990           637,417
Washington Trust Bancorp Inc.                       26,529           636,961
Rofin-Sinar Technologies Inc./1/                    30,166           633,184
Advanta Corp. Class B                               58,773           632,397
Union Bankshares Corp.                              20,761           630,512
J&J Snack Foods Corp./1/                            18,115           630,402
Harvest Natural Resources Inc./1/                  102,090           627,854
UniFirst Corp.                                      26,452           625,325
First Indiana Corp.                                 33,731           624,024
Artesyn Technologies Inc./1/                        81,799           620,036
St. Francis Capital Corp.                           20,953           616,856
Stamps.com Inc./1/                                 105,871           616,169
CCBT Financial Companies Inc.                       24,488           614,649
Harbor Florida Bancshares Inc.                      23,029           613,953
First Place Financial Corp.                         34,505           612,464
William Lyon Homes Inc./1/                          12,194           611,529
Aaron Rents Inc.                                    29,034           608,262
Electro Rent Corp./1/                               48,407           605,572
Triarc Companies Inc. Class B                       58,199           605,270
Pericom Semiconductor Corp./1/                      60,426           604,260
Universal American Financial Corp./1/               68,173           603,331
Frontier Financial Corp.                            20,153           602,575
First National Corp.                                22,628           599,642
Banner Corp.                                        28,965           599,575
Grace (W.R.) & Co./1/                              193,109           598,638
Maxygen Inc./1/                                     58,627           597,995
Duane Reade Inc./1/                                 37,475           597,726
Extreme Networks Inc./1/                            94,715           597,652
Asbury Automotive Group Inc./1/                     35,702           594,438
Parker Drilling Co./1/                             251,357           593,203
Cornell Companies Inc./1/                           35,832           589,436
RehabCare Group Inc./1/                             34,560           589,248
PRG-Schultz International Inc./1/                  103,739           589,238
ESCO Technologies Inc./1/                           12,907           584,300
E.piphany Inc./1/                                  117,013           583,895
Flushing Financial Corp.                            27,910           581,644
Choice Hotels International Inc./1/                 20,038           581,503
RTI International Metals Inc./1/                    55,212           580,830
EnPro Industries Inc./1/                            60,154           580,486
ITLA Capital Corp./1/                               13,598           579,411
Barnes Group Inc.                                   22,252           577,662
Maxwell Shoe Co. Inc. Class A/1/                    40,226           577,645
Silicon Graphics Inc./1/                           601,630           577,565
Unifi Inc./1/                                      119,937           575,698
Manufactured Home Communities Inc.                  14,643           573,713
Watts Industries Inc. Class A                       32,461           571,963
Brookstone Inc./1/                                  28,839           571,877
Humboldt Bancorp                                    36,437           571,697
Calgon Carbon Corp.                                100,400           565,252
Skyline Corp.                                       17,651           565,185
Community Banks Inc.                                17,069           564,984
InfoSpace Inc./1/                                   27,649           564,316
Alloy Inc./1/                                      100,596           563,338
Winston Hotels Inc.                                 61,903           563,317
AK Steel Holding Corp./1/                          281,411           562,822
Lexicon Genetics Inc./1/                           108,893           561,888
Haemonetics Corp./1/                                23,789           561,658
Myers Industries Inc.                               55,883           559,389
Arris Group Inc./1/                                 97,248           559,176
Atwood Oceanics Inc./1/                             23,298           558,919
Sandy Spring Bancorp Inc.                           17,172           558,433
MasTec Inc./1/                                      57,358           556,373
BancFirst Corp.                                     10,477           555,281
New England Business Service Inc.                   20,766           552,791
Sybron Dental Specialties Inc./1/                   21,985           551,164
Encore Acquisition Co./1/                           25,478           549,051
Pilgrim's Pride Corp. Class B                       43,916           548,950
USB Holding Co. Inc.                                31,271           548,804
Pathmark Stores Inc./1/                             78,617           547,960
Komag Inc./1/                                       31,230           547,150
CTS Corp.                                           44,294           545,259

SCHEDULES OF INVESTMENTS                                                      99
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Petroleum Development Corp./1/                      45,486   $       544,922
Midas Inc./1/                                       41,321           543,784
Ethyl Corp./1/                                      43,073           541,858
Cubic Corp.                                         21,570           541,838
LSI Industries Inc.                                 38,258           539,055
D&E Communications Inc.                             37,917           537,663
Financial Institutions Inc.                         24,583           537,139
SCS Transportation Inc./1/                          35,518           536,322
InFocus Corp./1/                                   109,850           533,871
Steak n Shake Company (The)/1/                      35,802           533,450
WD-40 Co.                                           16,820           533,026
SJW Corp.                                            6,258           528,801
Berkshire Hills Bancorp Inc.                        15,675           528,091
Willow Grove Bancorp Inc.                           32,724           526,529
CIBER Inc./1/                                       69,280           526,528
Goody's Family Clothing Inc.                        53,327           525,804
Sipex Corp./1/                                      66,852           524,788
Ocwen Financial Corp./1/                           115,092           523,669
Baldwin & Lyons Inc. Class B                        22,314           521,032
Southwest Bancorp Inc.                              30,897           520,614
Intertan Inc./1/                                    56,766           519,409
Citizens First Bancorp Inc.                         24,895           515,326
Central Pacific Financial Corp.                     20,990           514,255
Navigant International Inc./1/                      36,626           513,130
Octel Corp.                                         29,477           512,900
Churchill Downs Inc.                                13,498           512,654
Yardville National Bancorp                          24,449           512,207
Mission West Properties Inc.                        41,415           511,889
Clark Inc./1/                                       38,334           511,376
Elizabeth Arden Inc./1/                             30,997           510,831
Steven Madden Ltd./1/                               26,857           509,477
Horizon Financial Corp.                             31,413           507,006
Patina Oil & Gas Corp.                              13,987           506,889
CSK Auto Corp./1/                                   32,842           506,424
Savient Pharmaceuticals Inc./1/                     99,899           504,490
Hanmi Financial Corp.                               25,285           504,183
Lakeland Financial Corp.                            14,898           503,105
Input/Output Inc./1/                               128,456           502,263
Vital Sign Inc.                                     17,051           499,594
Ennis Business Forms Inc.                           37,185           498,651
Getty Realty Corp.                                  20,338           498,281
AmericanWest Bancorporation/1/                      27,089           496,812
Theragenics Corp./1/                                86,725           494,333
Angelica Corp.                                      25,969           493,411
R&G Financial Corp. Class B                         16,881           492,925
Southern Financial Bancorp Inc.                     12,495           492,053
RC2 Corp./1/                                        25,461           489,106
Veritas DGC Inc./1/                                 61,179           488,208
Cirrus Logic Inc./1/                                88,101           487,199
Nautilus Group Inc. (The)                           38,541           486,387
Interchange Financial Services Corp.                23,662           485,781
Kansas City Life Insurance Co.                      10,584           484,747
Herley Industries Inc./1/                           27,568           482,991
EMS Technologies Inc./1/                            28,423           482,623
Avatar Holdings/1/                                  15,075           482,098
Acadia Realty Trust                                 43,878           481,780
SoundView Technology Group Inc./1/                  48,370           475,961
Magna Entertainment Corp. Class A/1/               114,376           475,804
Vans Inc./1/                                        43,642           475,698
GameStop Corp./1/                                   29,855           474,695
Immunogen Inc./1/                                  106,632           474,512
Coachmen Industries Inc.                            40,384           472,897
Emmis Communications Corp./1/                       23,424           472,696
Capital Corporation of the West/1/                  14,600           470,558
National Presto Industries Inc.                     13,657           468,981
Movado Group Inc.                                   21,382           468,266
Photronics Inc./1/                                  21,994           467,592
Building Materials Holdings Corp.                   35,651           467,028
Apex Mortgage Capital Inc.                          86,558           465,682
Aftermarket Technology Corp./1/                     40,705           464,444
Flagstar Bancorp Inc.                               20,237           464,439
First Oak Brook Bancshares Class A                  18,633           463,962
Tennant Co.                                         12,588           463,742
Department 56 Inc./1/                               36,462           463,067
Dade Behring Holdings Inc./1/                       16,367           462,368
Sterling Bancshares Inc.                            38,599           460,486
CNA Surety Corp./1/                                 45,793           460,220
CT Communications Inc.                              40,713           460,057

100                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.              29,788   $       459,033
Nordson Corp.                                       17,712           458,564
Interwoven Inc./1/                                 173,018           458,498
WMS Industries Inc./1/                              20,208           457,913
FNB Corp. (Virginia)                                16,840           457,711
Wackenhut Corrections Corp./1/                      26,839           457,605
MainSource Financial Group Inc.                     17,594           455,861
Intermagnetics General Corp./1/                     20,375           455,585
Tupperware Corp.                                    33,885           453,381
LSB Bancshares Inc.                                 24,602           452,677
Dobson Communications Corp. Class A/1/              55,627           451,691
LTC Properties Inc.                                 38,540           446,293
Astec Industries Inc./1/                            43,208           445,042
Genesee & Wyoming Inc. Class A/1/                   18,763           444,871
ABC Bancorp                                         28,397           443,277
First State Bancorp                                 14,970           443,262
Sequa Corp. Class A/1/                              10,333           442,356
Midland Co. (The)                                   20,722           441,379
Meridian Resource Corp. (The)/1/                   102,097           440,038
Pinnacle Entertainment Inc./1/                      62,569           437,983
Orbital Sciences Corp./1/                           47,139           437,450
Anaren Inc./1/                                      34,277           437,375
National Bankshares Inc.                            10,188           435,843
TriCo Bancshares                                    15,222           435,349
Kelly Services Inc. Class A                         17,439           434,929
Cross Country Healthcare Inc./1/                    30,824           434,310
Umpqua Holdings Corp.                               22,780           433,503
Wayne Bancorp Inc.                                  15,191           432,944
HEICO Corp.                                         31,802           432,507
Cable Design Technologies Corp./1/                  54,058           432,464
deCODE genetics Inc./1/                             91,661           431,723
Gerber Scientific Inc./1/                           60,491           429,486
Wind River Systems Inc./1/                          75,074           427,171
Safety Insurance Group Inc.                         27,482           426,521
Gene Logic Inc./1/                                  90,352           424,654
Healthcare Services Group Inc.                      25,602           422,433
Dura Automotive Systems Inc./1/                     44,367           422,374
Farmers Capital Bank Corp.                          12,954           420,746
Advent Software Inc./1/                             26,133           420,480
Partners Trust Financial Group Inc.                 19,069           418,565
Buckle Inc. (The)/1/                                21,729           418,501
Lithia Motors Inc. Class A                          20,939           418,152
Integrated Defense Technologies Inc./1/             24,812           416,345
Northwest Bancorp Inc.                              22,560           414,427
Southside Bancshares Inc.                           25,626           414,111
Boykin Lodging Co.                                  50,213           413,755
Libbey Inc.                                         14,852           413,034
Sauer-Danfoss Inc.                                  29,289           412,975
Sun Bancorp Inc. (New Jersey)/1/                    18,731           412,082
Heidrick & Struggles International Inc./1/          24,335           411,992
Tweeter Home Entertainment Group Inc./1/            53,628           411,863
Infonet Services Corp. Class B/1/                  197,749           411,318
EnergySouth Inc.                                    12,740           411,247
Matrix Service Co./1/                               23,142           411,002
FloridaFirst Bancorp Inc.                           15,582           409,962
Guilford Pharmaceuticals Inc./1/                    65,984           408,441
Matria Healthcare Inc./1/                           23,637           407,975
D&K Healthcare Resources Inc.                       28,895           406,264
Standard Register Co. (The)                         24,435           405,621
Siliconix Inc./1/                                    8,064           405,135
National Processing Inc./1/                         20,959           404,928
Blair Corp.                                         19,259           400,587
Gorman-Rupp Co. (The)                               17,692           400,016
Penn-America Group Inc.                             26,690           399,816
Lufkin Industries Inc.                              16,627           399,048
Brush Engineered Materials Inc./1/                  38,891           398,633
Massbank Corp.                                      10,824           397,998
First United Corp.                                  17,646           397,917
SBS Technologies Inc./1/                            36,474           395,743
Bassett Furniture Industries Inc.                   29,192           395,552
Nash Finch Co.                                      25,494           395,157
Stanley Furniture Co. Inc.                          12,941           394,830
Bay View Capital Corp./1/                           65,027           394,714
Republic Bancorp Inc. Class A                       20,694           393,393
Firstbank Corp.                                     12,375           392,288
Century Aluminum Co./1/                             35,937           389,916

SCHEDULES OF INVESTMENTS                                                     101
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
CFS Bancorp Inc.                                    27,984   $       389,537
Casella Waste Systems Inc. Class A/1/               31,245           388,063
Exchange National Bancshares Inc.                   11,182           387,456
American Mortgage Acceptance Corp.                  23,368           386,507
Klamath First Bancorp Inc.                          17,707           383,357
Citizens South Banking Corp.                        25,867           382,573
Cathay Bancorp Inc.                                  8,617           381,302
Volt Information Sciences Inc./1/                   22,969           378,989
EarthLink Inc./1/                                   45,983           378,440
Footstar Inc./1/                                    55,692           376,478
Wilsons The Leather Experts Inc./1/                 47,109           376,401
Lawson Products Inc.                                13,988           375,578
WilTel Communications Inc./1/                       23,478           375,178
Coastal Bancorp Inc.                                11,783           374,110
CRIIMI MAE Inc./1/                                  35,826           371,874
Sykes Enterprises Inc./1/                           56,109           371,442
Central Coast Bancorp/1/                            21,989           371,394
Camco Financial Corp.                               21,824           371,008
Chesapeake Utilities Corp.                          16,169           370,593
Nabi Biopharmaceuticals/1/                          43,883           369,934
State Financial Services Corp. Class A              14,848           367,933
Sterling Bancorp (New York)                         13,624           366,622
Great Southern Bancorp Inc.                          9,382           365,147
TeleTech Holdings Inc./1/                           57,316           363,957
Patriot Bank Corp.                                  19,321           363,235
SEMCO Energy Inc.                                   78,835           362,641
Tier Technologies Inc. Class B/1/                   40,525           361,078
Middlesex Water Co.                                 14,700           360,297
Riviana Foods Inc.                                  12,677           360,027
Capstead Mortgage Corp.                             28,739           357,226
Pomeroy IT Solutions Inc.                           28,084           356,667
Harland (John H.) Co.                               13,434           355,598
21st Century Insurance Group                        25,661           353,609
Silgan Holdings Inc./1/                             11,047           353,504
Omega Healthcare Investors Inc./1/                  46,021           353,441
First M&F Corp.                                      9,903           353,042
Southwest Water Co.                                 25,060           352,594
Mindspeed Technologies Inc./1/                      65,166           351,245
OSI Systems Inc./1/                                 20,275           350,758
Sizeler Property Investors Inc.                     33,468           350,745
Jarden Corp./1/                                      9,279           350,282
Heritage Commerce Corp./1/                          32,562           349,390
CSS Industries Inc.                                 13,499           347,599
EverTrust Financial Group Inc.                      12,176           345,555
iGATE Corp./1/                                      58,544           345,410
Alliance Semiconductor Corp./1/                     63,389           344,836
Lattice Semiconductor Corp./1/                      47,978           341,124
Stepan Co.                                          14,967           340,948
MarineMax Inc./1/                                   23,488           340,811
Metris Companies Inc.                               82,516           339,966
Connecticut Water Service Inc.                      12,521           337,942
Resource America Inc. Class A                       28,416           337,582
OMNOVA Solutions Inc./1/                            95,798           336,251
Applica Inc./1/                                     55,458           335,521
Mentor Graphics Corp./1/                            19,131           335,366
Oshkosh Truck Corp.                                  8,464           335,259
KCS Energy Inc./1/                                  49,264           334,995
Corvis Corp./1/                                    259,673           334,978
First Defiance Financial Corp.                      14,250           332,025
Isle of Capri Casinos Inc./1/                       16,713           331,085
Rent-Way Inc./1/                                    61,533           330,432
Dave & Buster's Inc./1/                             32,068           330,300
Sanfilippo (John B.) & Son Inc./1/                  15,505           329,636
GA Financial Inc.                                   12,135           329,223
Merchants Bancshares Inc.                           11,633           328,981
MutualFirst Financial Inc.                          12,795           327,552
Franklin Electric Co. Inc.                           5,874           327,064
Computer Horizons Corp./1/                          88,239           326,484
Financial Industries Corp.                          22,951           325,904
InVision Technologies Inc./1/                       13,388           325,864
Perini Corp./1/                                     47,487           325,761
Monro Muffler Brake Inc./1/                         10,990           325,304
Manugistics Group Inc./1/                           59,192           324,372
Cubist Pharmaceuticals Inc./1/                      30,035           324,078
Restoration Hardware Inc./1/                        55,539           322,682
Network Equipment Technologies Inc./1/              35,151           321,632
First of Long Island Corp.                           8,460           319,703
Powell Industries Inc./1/                           18,997           319,150

102                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
PennFed Financial Services Inc.                     10,962   $       318,994
Valence Technology Inc./1/                          92,929           316,888
Ducommun Inc./1/                                    19,427           316,660
TIBCO Software Inc./1/                              59,146           316,431
Crown American Realty Trust                         26,579           316,290
World Wrestling Entertainment Inc.                  31,274           313,365
MSC.Software Corp./1/                               43,455           312,876
Transkaryotic Therapies Inc./1/                     29,934           312,810
Westfield Financial Inc.                            13,984           312,123
Quaker City Bancorp Inc.                             7,798           311,920
American National Bankshares Inc.                   12,489           311,850
Century Bancorp Inc. Class A                         9,290           310,658
Royal Bancshares of Pennsylvania Class A            11,552           310,171
Interpool Inc.                                      19,489           310,070
Global Power Equipment Group Inc./1/                58,604           308,843
Associated Estates Realty Corp.                     47,350           308,722
Parkvale Financial Corp.                            12,181           307,570
Collins & Aikman Corp./1/                           90,848           307,066
Oplink Communications Inc./1/                      121,241           306,740
Seacoast Banking Corp. of Florida                   17,622           306,623
Interland Inc./1/                                   39,835           306,331
Petroleum Helicopters Inc./1/                       10,558           306,193
Standard Microsystems Corp./1/                      11,333           305,764
Texas Regional Bancshares Inc. Class A               9,023           304,887
Prosperity Bancshares Inc.                          14,303           304,797
Dril-Quip Inc./1/                                   17,988           303,997
Tanger Factory Outlet Centers Inc.                   8,269           303,886
Perry Ellis International Inc./1/                   10,629           303,458
NBC Capital Corp.                                   12,491           302,782
CLARCOR Inc.                                         7,736           301,704
ESB Financial Corp.                                 20,718           301,654
Stein Mart Inc./1/                                  55,135           301,588
Provident Financial Holdings Inc.                   10,023           300,890
Skechers U.S.A. Inc. Class A/1/                     40,546           300,851
Capitol Bancorp Ltd.                                11,229           300,376
TransMontaigne Inc./1/                              50,365           300,175
Credit Acceptance Corp./1/                          26,442           300,117
Crown Media Holdings Inc./1/                        36,642           299,732
Horizon Offshore Inc./1/                            72,429           297,683
Information Holdings Inc./1/                        14,724           294,922
Advanced Marketing Services Inc.                    28,680           293,110
Compucom Systems Inc./1/                            69,201           290,644
Independent Bank Corp. (Michigan)                    9,906           290,048
Finisar Corp./1/                                   127,140           286,065
Alico Inc.                                          10,174           284,974
Kadant Inc./1/                                      14,868           284,871
Concord Camera Corp./1/                             26,668           284,014
M&F Worldwide Corp./1/                              29,483           283,921
Arrow International Inc.                            12,310           283,130
Hooker Furniture Corp.                               8,315           283,126
Applied Films Corporation/1/                         9,516           282,911
Turnstone Systems Inc./1/                           98,479           282,635
American West Holdings Corp. Class B/1/             28,954           281,722
Great American Financial Resources Inc.             19,448           281,607
Fisher Communications Inc./1/                        5,960           281,014
Summit Bancshares Inc.                              10,167           279,593
Dominion Homes Inc./1/                              10,799           277,858
First Consulting Group Inc./1/                      55,197           274,881
American Land Lease Inc.                            14,851           274,001
National Health Realty Inc.                         18,107           273,778
Powerwave Technologies Inc./1/                      41,089           272,009
Sanders Morris Harris Group Inc.                    30,660           271,954
BancTrust Financial Group Inc.                      17,952           271,075
Redback Networks Inc./1/                           442,539           269,949
Oil States International Inc./1/                    21,272           269,942
MKS Instruments Inc./1/                             12,428           269,190
Lydall Inc./1/                                      22,393           268,940
BHA Group Inc.                                      11,319           268,939
Speedway Motorsports Inc.                            9,080           267,951
Aether Systems Inc./1/                              58,503           267,359
Heartland Express Inc.                              11,122           267,150
CompuCredit Corp./1/                                15,179           265,632
Santander BanCorp                                   14,094           264,544
Verso Technologies Inc./1/                          71,463           264,413

SCHEDULES OF INVESTMENTS                                                     103
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Woodhead Industries Inc.                            17,545   $       264,052
MedQuist Inc./1/                                    13,585           263,006
TTM Technologies Inc./1/                            18,360           262,181
Finlay Enterprises Inc./1/                          17,986           261,337
Oak Hill Financial Inc.                              8,950           259,461
Symmetricom Inc./1/                                 40,931           259,093
New Focus Inc./1/                                   57,524           258,283
Heartland Financial USA Inc.                         9,276           257,873
NS Group Inc./1/                                    39,900           257,754
O'Charley's Inc./1/                                 17,359           257,434
Eastern Virginia Bankshares                          9,168           256,246
Medallion Financial Corp.                           40,367           254,312
Taylor Capital Group Inc.                           10,991           253,672
Cleveland-Cliffs Inc./1/                             9,836           251,802
Young Broadcasting Inc. Class A/1/                  12,816           251,065
OceanFirst Financial Corp.                           9,894           247,647
Semitool Inc./1/                                    31,048           247,142
Seabulk International Inc./1/                       33,847           246,745
Rex Stores Corp./1/                                 18,902           246,671
American Medical Security Group Inc./1/             12,120           246,157
Cumulus Media Inc. Class A/1/                       14,435           246,117
Ingles Markets Inc. Class A                         24,906           244,079
PDI Inc./1/                                          9,915           243,116
PAB Bankshares Inc.                                 17,814           241,023
Hutchinson Technology Inc./1/                        7,268           240,571
Tarragon Realty Investors Inc./1/                   15,769           240,477
Gundle/SLT Environmental Inc./1/                    15,583           239,199
Warwick Community Bancorp                            8,486           239,051
McGrath Rentcorp                                     8,540           238,693
Insurance Auto Auctions Inc./1/                     21,202           238,523
First Busey Corp. Class A                            9,178           236,792
American Woodmark Corp.                              5,279           236,288
ProAssurance Corp./1/                                9,055           233,891
PICO Holdings Inc./1/                               17,862           233,456
Material Sciences Corp.                             22,821           233,231
Integrated Electrical Services Inc./1/              33,684           232,420
C&F Financial Corp.                                  5,141           232,419
McLeodUSA Inc. Class A/1/                          167,153           232,343
Seaboard Corp.                                       1,072           230,587
Lakeland Bancorp Inc.                               14,419           229,977
Gibraltar Steel Corp.                               10,420           229,657
Gabelli Asset Management Inc. Class A/1/             6,439           229,615
Steinway Musical Instruments Inc./1/                12,834           227,804
West Marine Inc./1/                                 11,846           225,666
Milacron Inc.                                       98,069           225,559
Smart & Final Inc./1/                               35,980           224,875
Alamo Group Inc.                                    15,738           224,424
Navigators Group Inc./1/                             6,819           223,049
Whitehall Jewellers Inc./1/                         19,881           222,866
McMoRan Exploration Co./1/                          21,245           222,648
Neose Technologies Inc./1/                          23,764           222,193
Right Management Consultants Inc./1/                12,178           220,178
Nature's Sunshine Products Inc.                     26,517           220,091
FNB Corp.                                            8,803           219,635
Stellent Inc./1/                                    28,184           218,708
Landauer Inc.                                        6,164           218,391
Owens & Minor Inc.                                   9,018           217,334
NN Inc.                                             16,876           217,025
Pacific Union Bank                                  11,621           215,570
Audiovox Corp. Class A/1/                           17,037           215,177
Foothill Independent Bancorp                        10,051           213,584
Accredited Home Lenders Holding Co./1/               9,820           213,192
CuraGen Corp./1/                                    42,345           212,995
Mobile Mini Inc./1/                                 11,026           212,692
Ambassadors International Inc.                      17,308           212,023
Regent Communications Inc./1/                       34,603           211,078
FuelCell Energy Inc./1/                             17,978           210,343
Viasat Inc./1/                                      11,793           210,033
Hypercom Corp./1/                                   38,920           209,779
Greenbrier Companies Inc./1/                        15,527           209,770
PetroCorp Inc./1/                                   15,534           209,088
Price Legacy Corporation/1/                         59,126           206,941
State Bancorp Inc.                                  10,361           206,391
Palm Harbor Homes Inc./1/                           12,029           206,057
Intergraph Corp./1/                                  8,794           204,724
Frontier Oil Corp.                                  13,831           203,316
Deb Shops Inc.                                      11,077           203,263

104                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
First Albany Companies Inc.                         15,736   $       200,634
Pediatrix Medical Group Inc./1/                      4,347           200,179
U.S. Xpress Enterprises Inc. Class A/1/             16,252           199,087
Parametric Technology Corp./1/                      63,692           198,719
Crawford & Co. Class B                              28,288           198,582
Security Bank Corp.                                  6,680           197,060
OshKosh B'Gosh Inc. Class A                          7,549           194,160
Guess ? Inc./1/                                     21,740           193,486
ParthusCeva Inc./1/                                 22,398           192,399
Brooks Automation Inc./1/                            9,198           192,238
BRT Realty Trust                                    10,070           192,136
Identix Inc./1/                                     36,631           191,580
Richardson Electronics Ltd.                         17,996           190,758
Watson Wyatt & Co. Holdings/1/                       8,452           190,255
Boyds Collection Ltd. (The)/1/                      42,157           190,128
Metro One Telecommunications Inc./1/                54,155           188,459
Sypris Solutions Inc.                               13,715           188,307
Northern States Financial Corp.                      6,499           187,236
Courier Corp.                                        3,669           186,789
Standard Commercial Corp.                           10,150           186,760
MAIR Holdings Inc./1/                               27,425           186,216
First Bancorp (North Carolina)                       6,627           185,622
Pantry Inc. (The)/1/                                15,335           185,400
Cole National Corp./1/                              14,854           185,081
Center Bancorp Inc.                                 11,492           184,676
Keynote Systems Inc./1/                             15,804           184,117
Hampshire Group Ltd./1/                              5,779           184,003
Quaker Chemical Corp.                                7,896           183,661
Columbia Bancorp                                     6,845           183,446
AsiaInfo Holdings Inc./1/                           27,103           182,674
CCC Information Services Group Inc./1/              10,846           181,779
Chronimed Inc./1/                                   19,885           181,550
Encore Wire Corp./1/                                13,752           181,526
Independence Holding Co.                             8,295           180,416
Stoneridge Inc./1/                                  12,106           178,079
Hudson Highland Group Inc./1/                        9,231           177,604
Computer Network Technology Corp./1/                20,272           175,961
Systemax Inc./1/                                    26,438           175,548
Biopure Corp./1/                                    26,956           174,405
Lightbridge Inc./1/                                 18,474           174,210
Enstar Group Inc./1/                                 4,431           173,917
Ryerson Tull Inc.                                   22,222           173,332
Veeco Instruments Inc./1/                            8,620           172,055
WatchGuard Technologies Inc./1/                     32,070           171,575
Bryn Mawr Bank Corp.                                 4,075           171,557
Playtex Products Inc./1/                            28,299           168,662
Korn/Ferry International/1/                         20,391           168,226
Sun Bancorp Inc. (Pennsylvania)                      9,059           167,773
LodgeNet Entertainment Corp./1/                     10,751           166,641
Macatawa Bank Corp.                                  7,133           165,200
Center Financial Corp./1/                            8,122           164,958
Waste Connections Inc./1/                            4,700           164,923
Inverness Medical Innovations Inc./1/                6,487           164,770
Coca-Cola Bottling Co. Consolidated                  3,279           164,442
Wausau-Mosinee Paper Corp.                          13,344           162,930
TRC Companies Inc./1/                                9,884           162,691
Ampco-Pittsburgh Corp.                              13,557           162,548
Fairchild Corp. (The) Class A/1/                    32,391           160,335
Dover Motorsports Inc.                              42,345           159,217
Technical Olympic USA Inc./1/                        5,775           158,813
Net2Phone Inc./1/                                   25,076           158,230
Midway Games Inc./1/                                53,278           157,703
General Cable Corp./1/                              19,448           154,806
Commercial Bankshares Inc.                           5,154           154,414
Virginia Financial Group Inc.                        5,124           154,079
Mail-Well Inc./1/                                   43,678           152,873
Sturm Ruger & Co. Inc.                              14,619           150,868
SBA Communications Corp./1/                         47,080           150,656
Internet Security Systems Inc./1/                   12,023           150,288
World Fuel Services Corp.                            5,344           150,006
Shoe Carnival Inc./1/                               10,418           148,977
CEC Entertainment Inc./1/                            3,774           147,941
NetRatings Inc./1/                                  15,767           147,153
Mestek Inc./1/                                       8,713           146,466
Greater Community Bancorp                            9,038           142,800
Maritrans Inc.                                       9,500           142,500
Donegal Group Inc. Class A                           9,427           142,348

SCHEDULES OF INVESTMENTS                                                     105
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
TALX Corp.                                           5,771   $       142,082
NYMAGIC Inc.                                         6,264           140,502
Schawk Inc.                                         11,641           138,761
Penn Virginia Corp.                                  3,109           137,418
Arena Pharmaceuticals Inc./1/                       19,060           137,232
Paxson Communications Corp./1/                      27,590           136,846
Zenith National Insurance Corp.                      4,916           136,763
Cerner Corp./1/                                      4,401           135,859
NL Industries Inc.                                   8,321           135,383
JNI Corp./1/                                        19,426           135,011
Littelfuse Inc./1/                                   5,843           134,389
Ultimate Electronics Inc./1/                        14,110           133,904
First Horizon Pharmaceutical Corp./1/               20,458           130,931
Oneida Ltd.                                         42,154           129,834
EGL Inc./1/                                          7,111           129,278
7-Eleven Inc./1/                                     9,377           128,746
Beverly Enterprises Inc./1/                         21,723           128,600
CUNO Inc./1/                                         3,249           127,329
Strattec Security Corp./1/                           2,645           126,061
Aaon Inc./1/                                         7,600           124,792
Great Atlantic & Pacific Tea Co./1/                 15,193           123,215
Curative Health Services Inc./1/                     6,803           121,570
NYFIX Inc./1/                                       21,644           121,206
Three-Five Systems Inc./1/                          21,858           120,438
Pegasus Solutions Inc./1/                            8,707           120,418
Pemstar Inc./1/                                     33,495           119,242
NASB Financial Inc.                                  3,555           118,773
Alliance Imaging Inc./1/                            34,470           118,577
EMC Insurance Group Inc.                             6,651           117,457
iPayment Holdings Inc./1/                            5,053           115,006
Gentiva Health Services Inc./1/                      9,994           114,931
Omega Protein Corp./1/                              17,437           114,212
Coastal Financial Corp.                              8,135           113,809
Oceaneering International Inc./1/                    4,815           113,249
Neoforma Inc./1/                                     8,060           113,243
Genesis Microchip Inc./1/                           10,085           113,053
Charlotte Russe Holding Inc./1/                     10,979           112,974
Trans World Entertainment Corp./1/                  19,991           112,949
K-Swiss Inc. Class A                                 3,131           112,685
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                         12,112           112,036
PC Connection Inc./1/                               11,828           111,183
WESCO International Inc./1/                         21,169           110,714
Tellium Inc./1/                                     79,108           108,378
Standard Motor Products Inc.                        10,692           107,989
RCN Corp./1/                                        55,759           102,597
Entrust Inc./1/                                     20,592           101,107
Playboy Enterprises Inc. Class B/1/                  6,792            98,824
Manufacturers Services Ltd./1/                      19,752            98,760
Shenandoah Telecommunications Co.                    2,538            97,840
Boston Beer Co. Inc. Class A/1/                      6,128            97,558
Arden Group Inc. Class A                             1,573            96,739
MRO Software Inc./1/                                 7,070            96,506
Brady Corp. Class A                                  3,031            96,416
CVB Financial Corp.                                  5,035            95,665
Register.com/1/                                     21,155            95,409
NetScout Systems Inc./1/                            18,938            94,501
Metrologic Instruments Inc./1/                       2,566            92,350
ACLARA BioSciences Inc./1/                          23,160            91,714
GulfMark Offshore Inc./1/                            6,471            90,918
Modtech Holdings Inc./1/                            11,310            89,801
Raindance Communications Inc./1/                    32,050            88,458
Chattem Inc./1/                                      6,338            87,971
KFx Inc./1/                                         17,485            87,775
Galyan's Trading Co./1/                              8,413            85,897
Bruker BioSciences Corp./1/                         19,252            84,709
NIC Inc./1/                                         17,932            84,460
Serologicals Corp./1/                                6,414            84,344
Main Street Banks Inc.                               3,356            84,068
C-COR.net Corp./1/                                  12,488            82,421
MIM Corp./1/                                        10,988            82,410
Meridian Bioscience Inc.                             8,116            81,322
Dover Downs Gaming & Entertainment Inc.              9,764            80,260
Holly Corp.                                          3,220            79,792
WFS Financial Inc./1/                                2,138            79,170
Revlon Inc. Class A/1/                              29,417            78,249
Papa John's International Inc./1/                    3,124            77,506
Midwest Banc Holdings Inc.                           3,412            75,849
SureWest Communications                              2,258            75,079
Pegasus Communications Corp./1/                      5,027            74,802
Lindsay Manufacturing Co.                            3,693            74,229

106                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Vastera Inc./1/                                     14,407   $        74,052
ElkCorp                                              3,088            72,753
Nelson (Thomas) Inc./1/                              5,172            71,425
Synplicity Inc./1/                                  11,990            70,741
Columbia Bancorp (Oregon)                            4,917            70,657
DJ Orthopedics Inc./1/                               4,987            69,569
Independent Bank Corp. (Massachusetts)               2,657            68,046
Newpark Resources Inc./1/                           15,598            67,071
MBT Financial Corp.                                  4,270            66,612
American Home Mortgage Holdings Inc.                 3,789            66,573
Vicor Corp./1/                                       6,967            66,396
Covenant Transport Inc. Class A/1/                   3,528            64,915
Noland Co.                                           1,900            64,410
Sanderson Farms Inc.                                 2,043            64,273
Wild Oats Markets Inc./1/                            5,693            62,224
Emerson Radio Corp./1/                              16,341            61,279
Tyler Technologies Inc./1/                           8,624            61,058
Raytech Corp./1/                                    17,340            60,863
SimpleTech Inc./1/                                   8,429            60,352
Virage Logic Corp./1/                                7,887            59,941
Tollgrade Communications Inc./1/                     3,587            57,643
Energy Conversion Devices Inc./1/                    5,474            57,532
Transcontinental Realty Investments
 Inc./1/                                             4,870            57,417
Children's Place Retail Stores Inc.
 (The)/1/                                            3,241            55,583
United Capital Corp.                                 3,031            54,558
First Citizens Banc Corp.                            2,010            53,265
United Security Bancshares                           2,070            52,164
National Beverage Corp./1/                           3,449            52,080
Orleans Homebuilders Inc./1/                         4,223            49,916
IXYS Corp./1/                                        5,288            49,549
Forrester Research Inc./1/                           3,415            48,937
Medical Staffing Network Holdings Inc./1/            6,329            47,847
White Electronic Designs Corp./1/                    4,323            46,472
Big 5 Sporting Goods Corp./1/                        3,037            46,405
Liquidmetal Technologies/1/                         14,457            45,540
SY Bancorp Inc.                                      2,280            42,750
Mercantile Bank Corp.                                1,267            42,064
Aphton Corp./1/                                      7,462            41,862
Rudolph Technologies Inc./1/                         2,152            41,555
Option Care Inc./1/                                  3,396            40,786
Resource Bankshares Corp.                            1,361            39,660
Central European Distribution Corp./1/               1,411            38,591
GB&T Bancshares Inc.                                 1,727            38,443
Optical Communication Products Inc./1/              16,242            38,331
Keithley Instruments Inc.                            2,640            37,356
Inter Parfums Inc.                                   3,683            36,830
Specialty Laboratories Inc./1/                       2,452            31,999
Blount International Inc./1/                         6,157            29,615
Hickory Tech Corp.                                   2,298            26,312
GTC Biotherapeutics Inc./1/                          8,204            25,432
Aspen Technology Inc./1/                             6,333            24,699
Universal Electronics Inc./1/                        2,055            23,633
Atari Inc./1/                                        5,679            23,227
Nara Bancorp Inc.                                    1,318            22,577
MarketWatch.com Inc./1/                              2,695            22,533
Sirna Therapeutics Inc./1/                           3,540            20,249
P.A.M. Transportation Services Inc./1/                 927            19,022
CoBiz Inc.                                           1,168            18,723
FFLC Bancorp Inc.                                      602            17,476
Maui Land & Pineapple Co. Inc./1/                      654            16,912
Flag Financial Corp.                                 1,181            15,790
Clayton Williams Energy Inc./1/                        781            14,722
Pegasystems Inc./1/                                  1,932            14,104
United PanAm Financial Corp./1/                        751            13,075
North Coast Energy Inc./1/                             537             6,706
American Realty Investors Inc./1/                      523             5,251
Burnham Pacific Properties Inc.                      1,448               521
TOTAL COMMON STOCKS
 (Cost: $1,115,069,524)                                        1,123,980,870

SCHEDULES OF INVESTMENTS                                                     107
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.00%

MONEY MARKET FUNDS - 11.98%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                    89,526,090   $    89,526,090
Barclays Global Investors Funds
 Prime Money Market Fund, Institutional
 Shares/2/,/3/                                  32,998,744        32,998,744
BlackRock Temp Cash Money Market Fund/2/         1,465,869         1,465,869
Short Term Investment Co. - Liquid Assets
  Money Market Portfolio/2/                      7,780,247         7,780,247
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional
  Shares/2/                                      2,999,886         2,999,886
                                                                 134,770,836

FLOATING RATE NOTES - 4.64%
Beta Finance Inc.
  1.08%, 05/20/04/2/                         $   1,499,943         1,499,800
  1.08%, 09/15/04/2/                             2,999,886         2,999,599
  1.17%, 08/23/04/2/                             1,499,943         1,501,094
CC USA Inc.
  1.06%, 05/24/04/2/                             2,999,886         2,999,693
  1.08%, 04/19/04/2/                             1,319,950         1,319,914
  1.12%, 07/15/04/2/                             1,499,943         1,500,369
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             2,999,886         2,999,601
  1.24%, 08/09/04/2/                               749,971           749,875
Five Finance Inc.
  1.09%, 04/15/04/2/                             1,499,943         1,499,943
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                             2,999,886         2,999,886
Holmes Financing PLC
  1.08%, 04/15/04/2/                               599,977           599,977
K2 USA LLC
  1.08%, 08/16/04/2/                               749,971           749,873
  1.08%, 09/27/04/2/                             3,239,877         3,239,397
  1.09%, 04/13/04/2/                             1,499,943         1,499,904
  1.09%, 05/17/04/2/                             1,499,943         1,499,896

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/2/                         $   1,199,954   $     1,199,762
  1.08%, 05/04/04/2/                             1,499,943         1,499,899
  1.08%, 06/28/04/2/                             1,499,943         1,499,721
  1.09%, 03/29/04/2/                             1,499,943         1,499,943
Nationwide Building Society
  1.08%, 07/23/04/2/                             2,249,914         2,249,914
Sigma Finance Inc.
  1.05%, 07/20/04/2/                             1,499,943         1,499,702
  1.07%, 10/15/03/2/                             2,999,886         2,999,874
  1.07%, 07/01/04/2/                             1,499,943         1,499,662
  1.24%, 08/06/04/2/                               749,971           749,908
Tango Finance Corp.
  1.05%, 07/15/04/2/                               899,966           899,731
  1.06%, 07/06/04/2/                               899,966           899,895
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             1,499,943         1,499,656
White Pine Finance LLC
  1.08%, 05/17/04/2/                             1,799,932         1,799,932
  1.08%, 07/06/04/2/                             1,799,932         1,799,800
  1.08%, 08/26/04/2/                             1,499,943         1,499,734
  1.09%, 04/20/04/2/                             1,499,943         1,499,943
                                                                  52,255,897

COMMERCIAL PAPER - 2.42%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                             1,424,946         1,424,318
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                             1,499,943         1,499,243
Edison Asset Securitization
  1.07%, 10/23/03/2/                             2,819,893         2,818,049
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                             1,049,960         1,049,470
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                             1,769,933         1,769,151
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                             1,499,943         1,499,112
New Center Asset Trust
  1.06%, 10/22/03/2/                             1,499,943         1,499,015
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                             1,499,943         1,499,112

108                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                         $   1,499,943   $     1,499,634
Receivables Capital Corp.
  1.05%, 10/15/03/2/                             1,008,202         1,007,790
Sydney Capital Corp.
  1.07%, 10/17/03/2/                             1,214,954         1,214,376
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                             2,999,886         2,999,285
  1.05%, 10/15/03/2/                             1,499,943         1,499,330
  1.11%, 10/01/03/2/                             5,999,772         5,999,772
                                                                  27,277,657

TIME DEPOSITS - 0.75%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                             1,499,943         1,499,943
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                               749,971           749,971
  1.08%, 10/30/03/2/                             1,199,954         1,199,954
  1.37%, 08/26/04/2/                             2,999,886         2,999,886
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                             1,949,926         1,949,048
                                                                   8,398,802

REPURCHASE AGREEMENTS - 0.21%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                             2,399,909         2,399,909
                                                                   2,399,909
TOTAL SHORT TERM INVESTMENTS
 (Cost: $225,103,101)                                            225,103,101

TOTAL INVESTMENTS IN
 SECURITIES - 119.88%
 (Cost $1,340,172,625)                                         1,349,083,971
OTHER ASSETS, LESS LIABILITIES - (19.88%)                       (223,749,483)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,125,334,488
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                     109

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
September 30, 2003

                                                      iSHARES RUSSELL
                            ------------------------------------------------------------------------
                                       1000        1000 Growth         1000 Value               2000
                                 Index Fund         Index Fund         Index Fund         Index Fund
----------------------------------------------------------------------------------------------------
ASSETS
Investments at cost         $ 1,774,765,003    $ 1,247,641,740    $ 1,805,690,706    $ 4,534,113,109
                            ---------------    ---------------    ---------------    ---------------
Investments in
  securities, at value
  (including securities
  on loan/1/) (Note 1)      $ 1,759,131,314    $ 1,233,326,377    $ 1,774,054,694    $ 4,380,895,876
Receivables:
  Investment securities
    sold                            188,938                  -            393,572          3,707,486
  Dividends and interest          1,973,678            968,895          2,652,660          3,413,582
  iShares sold                       19,795                  -                  -                  -
                            ---------------    ---------------    ---------------    ---------------
Total Assets                  1,761,313,725      1,234,295,272      1,777,100,926      4,388,016,944
                            ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
  Investment securities
    purchased                     1,742,707            609,774          2,599,371          6,931,535
  Collateral for
    securities on loan
    (Note 5)                     98,533,698         66,339,867        100,023,219        840,106,953
  iShares redeemed                        -                  -            172,476            118,154
  Advisory fees (Note 2)            420,789            378,797            563,047          1,094,304
                            ---------------    ---------------    ---------------    ---------------
Total Liabilities               100,697,194         67,328,438        103,358,113        848,250,946
                            ---------------    ---------------    ---------------    ---------------
NET ASSETS                  $ 1,660,616,531    $ 1,166,966,834    $ 1,673,742,813    $ 3,539,765,998
                            ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
  Paid-in capital           $ 1,700,730,188    $ 1,299,299,441    $ 1,754,290,494    $ 3,801,124,286
  Undistributed net
    investment income             1,339,568            701,342          1,688,324          4,130,615
  Accumulated net
    realized loss               (25,819,536)      (118,718,586)       (50,599,993)      (112,271,670)
  Net unrealized
    appreciation
    (depreciation)              (15,633,689)       (14,315,363)       (31,636,012)      (153,217,233)
                            ---------------    ---------------    ---------------    ---------------
NET ASSETS                  $ 1,660,616,531    $ 1,166,966,834    $ 1,673,742,813    $ 3,539,765,998
                            ===============    ===============    ===============    ===============
iShares outstanding              31,100,000         27,450,000         32,550,000         36,400,000
                            ===============    ===============    ===============    ===============
Net asset value per iShare  $         53.40    $         42.51    $         51.42    $         97.25
                            ===============    ===============    ===============    ===============

                                      iSHARES RUSSELL
                            ----------------------------------
                                2000 Growth         2000 Value
                                 Index Fund         Index Fund
--------------------------------------------------------------
ASSETS
Investments at cost         $ 1,536,698,443    $ 1,340,172,625
                            ---------------    ---------------
Investments in
  securities, at value
  (including securities
  on loan/1/) (Note 1)      $ 1,663,238,440    $ 1,349,083,971
Receivables:
  Investment securities
    sold                          1,931,243          1,036,035
  Dividends and interest            585,200          1,682,031
  iShares sold                            -                  -
                            ---------------    ---------------
Total Assets                  1,665,754,883      1,351,802,037
                            ---------------    ---------------

LIABILITIES
Payables:
  Investment securities
    purchased                     3,348,478          1,992,653
  Collateral for
    securities on loan
    (Note 5)                    320,350,444        224,027,230
  iShares redeemed                   46,451                  -
  Advisory fees (Note 2)            506,376            447,666
                            ---------------    ---------------
Total Liabilities               324,251,749        226,467,549
                            ---------------    ---------------
NET ASSETS                  $ 1,341,503,134    $ 1,125,334,488
                            ===============    ===============

NET ASSETS CONSIST OF:
  Paid-in capital           $ 1,315,585,164    $ 1,141,747,989
  Undistributed net
    investment income               568,446          2,307,869
  Accumulated net
    realized loss              (101,190,473)       (27,632,716)
  Net unrealized
    appreciation
    (depreciation)              126,539,997          8,911,346
                            ---------------    ---------------
NET ASSETS                  $ 1,341,503,134    $ 1,125,334,488
                            ===============    ===============
iShares outstanding              25,450,000          8,100,000
                            ===============    ===============
Net asset value per iShare  $         52.71    $        138.93
                            ===============    ===============

/1/ Securities on loan with market values of $95,177,265, $64,336,123, $96,384,242, $807,265,370, $308,269,584 and $214,899,757, respectively. See
     Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

110                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF OPERATIONS (Unaudited)
iSHARES TRUST
For the six months ended September 30, 2003

                                                         iSHARES RUSSELL
                            ------------------------------------------------------------------------
                                       1000        1000 Growth         1000 Value               2000
                                 Index Fund         Index Fund         Index Fund         Index Fund
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/              $    12,174,757    $     5,171,939    $    18,157,974    $    18,867,504
  Interest                            9,686              3,527              7,912             11,651
  Securities lending
   income                            36,359             25,133             47,918            628,070
                            ---------------    ---------------    ---------------    ---------------
Total investment income          12,220,802          5,200,599         18,213,804         19,507,225
                            ---------------    ---------------    ---------------    ---------------
EXPENSES (Note 2)
 Advisory fees                    1,035,936            998,990          1,444,962          2,893,128
                            ---------------    ---------------    ---------------    ---------------
Total expenses                    1,035,936            998,990          1,444,962          2,893,128
                            ---------------    ---------------    ---------------    ---------------
Net investment income            11,184,866          4,201,609         16,768,842         16,614,097
                            ---------------    ---------------    ---------------    ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
   (loss) from:
    Investments                 (19,413,682)       (30,158,551)       (26,133,794)       (99,252,775)
    In-kind redemptions          27,188,424         22,741,229         14,786,579        178,806,412
                            ---------------    ---------------    ---------------    ---------------
  Net realized gain (loss)        7,774,742         (7,417,322)       (11,347,215)        79,553,637
                            ---------------    ---------------    ---------------    ---------------
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments                  162,440,039        154,225,181        203,501,010        640,013,886
                            ---------------    ---------------    ---------------    ---------------
Net realized and
 unrealized gain                170,214,781        146,807,859        192,153,795        719,567,523
                            ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS  $   181,399,647    $   151,009,468    $   208,922,637    $   736,181,620
                            ===============    ===============    ===============    ===============

                                      iSHARES RUSSELL
                            ----------------------------------
                                2000 Growth         2000 Value
                                 Index Fund         Index Fund
--------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/              $     3,031,953    $     8,847,937
  Interest                            3,294              4,719
  Securities lending
   income                           256,028            133,834
                            ---------------    ---------------
Total investment income           3,291,275          8,986,490
                            ---------------    ---------------
EXPENSES (Note 2)
 Advisory fees                    1,204,938          1,138,603
                            ---------------    ---------------
Total expenses                    1,204,938          1,138,603
                            ---------------    ---------------
Net investment income             2,086,337          7,847,887
                            ---------------    ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
   (loss) from:
    Investments                 (16,748,020)       (52,019,274)
    In-kind redemptions          18,430,176         55,688,873
                            ---------------    ---------------
  Net realized gain (loss)        1,682,156          3,669,599
                            ---------------    ---------------
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments                  247,837,069        213,438,825
                            ---------------    ---------------
Net realized and
 unrealized gain                249,519,225        217,108,424
                            ---------------    ---------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS  $   251,605,562    $   224,956,311
                            ===============    ===============

/1/  Net of foreign withholding tax of $1,357, $586, $2,170, $8,179, $4,104 and
     $1,124, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                         111

STATEMENTS OF CHANGES IN NET ASSETS
iSHARES TRUST

                                              iSHARES RUSSELL 1000                       iSHARES RUSSELL 1000
                                                  INDEX FUND                              GROWTH INDEX FUND
                                   ----------------------------------------    ----------------------------------------
                                          For the six                                 For the six
                                         months ended               For the          months ended               For the
                                   September 30, 2003            year ended    September 30, 2003            year ended
                                          (Unaudited)        March 31, 2003           (Unaudited)        March 31, 2003
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

OPERATIONS:
  Net investment income            $       11,184,866    $       10,131,461    $        4,201,609    $        5,522,966
  Net realized gain (loss)                  7,774,742            (8,904,053)           (7,417,322)          (52,737,393)
  Net change in unrealized
   appreciation (depreciation)            162,440,039          (135,204,351)          154,225,181          (118,280,472)
                                   ------------------    ------------------    ------------------    ------------------
Net increase (decrease)
 in net assets resulting
 from operations                          181,399,647          (133,976,943)          151,009,468          (165,494,899)
                                   ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment
   income                                 (10,503,839)           (9,653,259)           (3,989,779)           (5,153,751)
                                   ------------------    ------------------    ------------------    ------------------
Total distributions to
 iShareholders                            (10,503,839)           (9,653,259)           (3,989,779)           (5,153,751)
                                   ------------------    ------------------    ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                            700,421,560           689,592,834           359,712,478           714,075,496
  iShares redeemed                       (129,840,621)          (46,393,981)         (255,115,738)         (111,541,285)
                                   ------------------    ------------------    ------------------    ------------------
Net increase in net
 assets from iShares
 transactions                             570,580,939           643,198,853           104,596,740           602,534,211
                                   ------------------    ------------------    ------------------    ------------------
INCREASE IN NET ASSETS                    741,476,747           499,568,651           251,616,429           431,885,561

NET ASSETS:
Beginning of period                       919,139,784           419,571,133           915,350,405           483,464,844
                                   ------------------    ------------------    ------------------    ------------------
End of period                      $    1,660,616,531    $      919,139,784    $    1,166,966,834    $      915,350,405
                                   ==================    ==================    ==================    ==================

Undistributed net
  investment income
  included in net assets
  at end of period                 $        1,339,568    $          658,541    $          701,342    $          489,512
                                   ==================    ==================    ==================    ==================

iSHARES ISSUED AND REDEEMED:

  iShares sold                             13,250,000            14,450,000             8,650,000            18,650,000
  iShares redeemed                         (2,500,000)           (1,000,000)           (6,650,000)           (2,950,000)
                                   ------------------    ------------------    ------------------    ------------------
Net increase in iShares
 outstanding                               10,750,000            13,450,000             2,000,000             15,700,000
                                   ==================    ==================    ==================    ==================

                                             iSHARES RUSSELL 1000
                                                VALUE INDEX FUND
                                   ----------------------------------------
                                          For the six
                                         months ended               For the
                                   September 30, 2003            year ended
                                          (Unaudited)        March 31, 2003
---------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

OPERATIONS:
  Net investment income            $       16,768,842    $       20,522,071
  Net realized gain (loss)                (11,347,215)          (11,931,797)
  Net change in unrealized
   appreciation (depreciation)            203,501,010          (229,897,032)
                                   ------------------    ------------------
Net increase (decrease)
 in net assets resulting
 from operations                          208,922,637          (221,306,758)
                                   ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income              (16,072,789)          (19,872,163)
                                   ------------------    ------------------
Total distributions to
 iShareholders                            (16,072,789)          (19,872,163)
                                   ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                            590,786,091           811,052,416
  iShares redeemed                        (94,025,815)         (277,129,955)
                                   ------------------    ------------------
Net increase in net
  assets from iShares
  transactions                            496,760,276           533,922,461
                                   ------------------    -----------------
INCREASE IN NET ASSETS                    689,610,124           292,743,540

NET ASSETS:
Beginning of period                       984,132,689           691,389,149
                                   ------------------    ------------------
End of period                      $    1,673,742,813    $      984,132,689
                                   ==================    ==================
Undistributed net
 investment income
 included in net assets
 at end of period                  $        1,688,324    $          992,271
                                   ==================    ==================

iSHARES ISSUED AND REDEEMED:

  iShares sold                             11,750,000            16,450,000
  iShares redeemed                         (1,850,000)           (5,800,000)
                                   ------------------    ------------------
Net increase in iShares
  outstanding                               9,900,000            10,650,000
                                   ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

112                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                              iSHARES RUSSELL 2000                       iSHARES RUSSELL 2000
                                                  INDEX FUND                             GROWTH INDEX FUND
                                   ----------------------------------------    ----------------------------------------
                                          For the six                                 For the six
                                         months ended               For the          months ended               For the
                                   September 30, 2003            year ended    September 30, 2003            year ended
                                          (Unaudited)        March 31, 2003           (Unaudited)        March 31, 2003
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

OPERATIONS:
  Net investment income            $       16,614,097    $       31,519,359    $        2,086,337    $        2,766,819
  Net realized gain (loss)                 79,553,637           (96,668,304)            1,682,156           (62,734,595)
  Net change in unrealized
   appreciation (depreciation)            640,013,886          (830,329,197)          247,837,069          (111,451,892)
                                   ------------------    ------------------    ------------------    ------------------
Net increase (decrease)
  in net assets resulting
  from operations                         736,181,620          (895,478,142)          251,605,562          (171,419,668)
                                   ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income              (13,578,079)          (31,917,146)           (1,973,765)           (2,341,216)
                                   ------------------    ------------------    ------------------    ------------------
Total distributions to
  iShareholders                           (13,578,079)          (31,917,146)           (1,973,765)           (2,341,216)
                                   ------------------    ------------------    ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                          2,189,368,030         3,038,486,032           504,816,194           455,490,755
  iShares redeemed                     (1,078,750,731)       (2,843,445,360)          (51,130,570)          (79,955,731)
                                   ------------------    ------------------    ------------------    ------------------
Net increase in net assets
 from iShares transactions              1,110,617,299           195,040,672           453,685,624           375,535,024
                                   ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN
  NET ASSETS                            1,833,220,840          (732,354,616)          703,317,421           201,774,140

NET ASSETS:

Beginning of period                     1,706,545,158         2,438,899,774           638,185,713           436,411,573
                                   ------------------    ------------------    ------------------    ------------------
End of period                      $    3,539,765,998    $    1,706,545,158    $    1,341,503,134    $      638,185,713
                                   ==================    ==================    ==================    ==================

Undistributed net investment
 income included in net assets
 at end of period                  $        4,130,615    $        1,094,597    $          568,446    $          455,874
                                   ==================    ==================    ==================    ==================

iSHARES ISSUED AND REDEEMED:

  iShares sold                             24,500,000            34,900,000             9,900,000            10,750,000
  iShares redeemed                        (11,600,000)          (35,600,000)           (1,000,000)           (1,900,000)
                                   ------------------    ------------------    ------------------    ------------------
Net increase (decrease)
 in iShares outstanding                    12,900,000              (700,000)            8,900,000             8,850,000
                                   ==================    ==================    ==================    ==================

                                             iSHARES RUSSELL 2000
                                                VALUE INDEX FUND
                                   ----------------------------------------
                                          For the six
                                         months ended               For the
                                   September 30, 2003            year ended
                                          (Unaudited)        March 31, 2003
---------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

OPERATIONS:
  Net investment income            $        7,847,887    $       15,284,000
  Net realized gain (loss)                  3,669,599            34,763,604
  Net change in unrealized
   appreciation (depreciation)            213,438,825          (296,936,174)
                                   ------------------    ------------------
Net increase (decrease)
 in net assets resulting
 from operations                          224,956,311          (246,888,570)
                                   ------------------    ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income               (6,345,439)          (15,375,184)
                                   ------------------    ------------------
Total distributions to
  iShareholders                            (6,345,439)          (15,375,184)
                                   ------------------    ------------------
iSHARES TRANSACTIONS:
  iShares sold                            330,175,322           688,091,765
  iShares redeemed                        (58,899,101)         (628,348,346)
                                   ------------------    ------------------
Net increase in net assets
 from iShares transactions                271,276,221            59,743,419
                                   ------------------    ------------------
INCREASE (DECREASE) IN
  NET ASSETS                              489,887,093          (202,520,335)

NET ASSETS:

Beginning of period                       635,447,395           837,967,730
                                   ------------------    ------------------
End of period                      $    1,125,334,488    $      635,447,395
                                   ==================    ==================
Undistributed net investment
 income included in net assets
 at end of period                  $        2,307,869    $          805,421
                                   ==================    ==================

iSHARES ISSUED AND REDEEMED:

  iShares sold                              2,550,000             5,150,000
  iShares redeemed                           (450,000)           (5,100,000)
                                   ------------------    ------------------
Net increase (decrease)
 in iShares outstanding                     2,100,000                50,000
                                   ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                         113

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                    iSHARES RUSSELL 1000 INDEX FUND
                                ------------------------------------------------------------------------
                                      Six months                                             Period from
                                           ended                                         May 15, 2000/1/
                                    Sep. 30, 2003       Year ended        Year ended                  to
                                     (Unaudited)     Mar. 31, 2003     Mar. 31, 2002       Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $       45.17     $       60.81     $       61.10     $         76.78
                                   -------------     -------------     -------------     ---------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                     0.40              0.72              0.70                0.64
  Net realized and unrealized
   gain (loss)                              8.22            (15.64)            (0.30)             (15.71)
                                   -------------     -------------     -------------     ---------------
Total from investment
 operations                                 8.62            (14.92)             0.40              (15.07)
                                   -------------     -------------     -------------     ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.39)            (0.72)            (0.69)              (0.61)
  Net realized gain                            -                 -                 -               (0.00)/5/
                                   -------------     -------------     -------------     ---------------
Total distributions                        (0.39)            (0.72)            (0.69)              (0.61)
                                   -------------     -------------     -------------     ---------------
NET ASSET VALUE, END OF PERIOD     $       53.40     $       45.17     $       60.81     $         61.10
                                   =============     =============     =============     ===============

TOTAL RETURN                               19.09%/2/        (24.59)%            0.68%             (19.75)%/2/
                                   =============     =============     =============     ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $   1,660,617     $     919,140     $     419,571      $      207,723
  Ratio of expenses to average
   net assets/3/                            0.15%             0.15%             0.15%               0.15%
  Ratio of net investment
   income to average net
   assets/3/                                1.62%             1.66%             1.23%               1.01%
  Portfolio turnover rate/4/                   4%                5%                8%                  9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

114                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                               iSHARES RUSSELL 1000 GROWTH INDEX FUND
                                ------------------------------------------------------------------------
                                      Six months                                             Period from
                                           ended                                         May 22, 2000/1/
                                   Sep. 30, 2003        Year ended        Year ended                  to
                                     (Unaudited)     Mar. 31, 2003     Mar. 31, 2002       Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $       35.97     $       49.59     $       50.99     $         79.30
                                   -------------     -------------     -------------     ---------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                     0.17              0.31              0.23                0.14
  Net realized and unrealized
   gain (loss)                              6.53            (13.63)            (1.41)             (28.20)
                                   -------------     -------------     -------------     ---------------
Total from investment
 operations                                 6.70            (13.32)            (1.18)             (28.06)
                                   -------------     -------------     -------------     ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.16)            (0.30)            (0.22)              (0.14)
  Net realized gain                            -                 -                 -               (0.11)
                                   -------------     -------------     -------------     ---------------
Total distributions                        (0.16)            (0.30)            (0.22)              (0.25)
                                   -------------     -------------     -------------     ---------------
Net asset value, end of period     $       42.51     $       35.97     $       49.59     $         50.99
                                   =============     =============     =============     ===============

Total return                               18.63%/2/        (26.87)%           (2.30)%            (35.47)%/2/
                                   =============     =============     =============     ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $   1,166,967     $     915,350     $      483,46     $       209,078
  Ratio of expenses to average
   net assets/3/                            0.20%             0.20%             0.20%               0.20%
  Ratio of net investment
   income to average net
   assets/3/                                0.84%             0.92%             0.52%               0.26%
  Portfolio turnover rate/4/                  10%               13%               22%                 11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         115
iSHARES TRUST
(For a share outstanding throughout each period)

                                                 iSHARES RUSSELL 1000 VALUE INDEX FUND
                                    ------------------------------------------------------------------
                                       Six months                                          Period from
                                            ended                                      May 22, 2000/1/
                                    Sep. 30, 2003        Year ended       Year ended                to
                                      (Unaudited)     Mar. 31, 2003    Mar. 31, 2002     Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       43.45     $       57.62    $       56.18   $         56.10
                                    -------------     -------------    -------------   ---------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      0.54              1.02             0.90              0.66
  Net realized and unrealized
   gain (loss)                               7.96            (14.18)            1.43              0.04
                                    -------------     -------------    -------------   ---------------
Total from investment operations             8.50            (13.16)            2.33              0.70
                                    -------------     -------------    -------------   ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.53)            (1.01)           (0.89)            (0.62)
                                    -------------     -------------    -------------   ---------------
  Total distributions                       (0.53)            (1.01)           (0.89)            (0.62)
                                    -------------     -------------    -------------   ---------------
NET ASSET VALUE, END OF PERIOD      $       51.42     $       43.45    $       57.62   $         56.18
                                    =============     =============    =============   ===============

TOTAL RETURN                                19.55%/2/        (22.95)%           4.22%             1.22%/2/
                                    =============     =============    =============   ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $   1,673,743     $     984,133    $     691,389   $       191,005
  Ratio of expenses to average
   net assets/3/                             0.20%             0.20%            0.20%             0.20%
  Ratio of net investment
   income to average net
   assets/3/                                 2.32%             2.29%            1.82%             1.64%
  Portfolio turnover rate/4/                   12%               20%              16%                9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

116                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                      iSHARES RUSSELL 2000 INDEX FUND
                                    ------------------------------------------------------------------
                                       Six months                                          Period from
                                            ended                                      May 22, 2000/1/
                                    Sep. 30, 2003        Year ended       Year ended                to
                                      (Unaudited)     Mar. 31, 2003    Mar. 31, 2002     Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       72.62     $      100.78    $       89.80   $         94.33
                                    -------------     -------------    -------------   ---------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      0.46              1.02             1.04              0.98
  Net realized and unrealized
   gain (loss)                              24.56            (28.15)           10.90             (4.47)
                                    -------------     -------------    -------------   ---------------
Total from investment operations            25.02            (27.13)           11.94             (3.49)
                                    -------------     -------------    -------------   ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.39)            (1.03)           (0.96)            (0.88)
  Net realized gain                             -                 -                -             (0.16)
                                    -------------     -------------    -------------   ---------------
Total distributions                         (0.39)            (1.03)           (0.96)            (1.04)
                                    -------------     -------------    -------------   ---------------
Net asset value, end of period      $       97.25     $       72.62    $      100.78   $         89.80
                                    =============     =============    =============   ===============

Total return                                34.45%/2/        (26.99)%          13.40%            (3.77)%/2/
                                    =============     =============    =============   ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $   3,539,766     $   1,706,545    $   2,438,900   $       713,939
  Ratio of expenses to average
   net assets/3/                             0.20%             0.20%            0.20%             0.20%
  Ratio of net investment
   income to average net
   assets/3/                                 1.15%             1.28%            1.25%             1.39%
  Portfolio turnover rate/4/                   26%               30%              20%               39%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         117
iSHARES TRUST
(For a share outstanding throughout each period)

                                                   iSHARES RUSSELL 2000 GROWTH INDEX FUND
                                    --------------------------------------------------------------------
                                       Six months                                            Period from
                                            ended                                       Jul. 24, 2000/1/
                                    Sep. 30, 2003        Year ended       Year ended                  to
                                      (Unaudited)     Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       38.56     $       56.68    $       54.48     $         81.36
                                    -------------     -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      0.08              0.21             0.11                0.05
  Net realized and unrealized
   gain (loss)                              14.16            (18.14)            2.19              (26.85)
                                    -------------     -------------    -------------    ----------------
Total from investment operations            14.24            (17.93)            2.30              (26.80)
                                    -------------     -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.09)            (0.19)           (0.10)              (0.04)
  Net realized gain                             -                 -                -               (0.04)
                                    -------------     -------------    -------------    ----------------
Total distributions                         (0.09)            (0.19)           (0.10)              (0.08)
                                    -------------     -------------    -------------    ----------------
Net asset value, end of period      $       52.71     $       38.56    $       56.68     $         54.48
                                    =============     =============    =============    ================

Total return                                36.95%/2/        (31.65)%           4.24%             (32.96)%/2/
                                    =============     =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $   1,341,503     $     638,186    $     436,412    $        155,258
  Ratio of expenses to average
   net assets/3/                             0.25%             0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                 0.43%             0.58%            0.22%               0.14%
  Portfolio turnover rate/4/                   39%               41%              28%                  9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

118                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                   iSHARES RUSSELL 2000 VALUE INDEX FUND
                                    ------------------------------------------------------------------
                                       Six months                                          Period from
                                            ended                                     Jul. 24, 2000/1/
                                    Sep. 30, 2003        Year ended       Year ended                to
                                      (Unaudited)     Mar. 31, 2003    Mar. 31, 2002     Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $      105.91     $      140.83    $      116.50   $        103.35
                                    -------------     -------------    -------------   ---------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                      1.00              2.23             2.30              1.49
  Net realized and unrealized
   gain (loss)                              32.87            (34.90)           24.16             12.97
                                    -------------     -------------    -------------   ---------------
Total from investment operations            33.87            (32.67)           26.46             14.46
                                    -------------     -------------    -------------   ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.85)            (2.25)           (2.13)            (1.28)
  Net realized gain                             -                 -                -             (0.03)
                                    -------------     -------------    -------------   ---------------
Total distributions                         (0.85)            (2.25)           (2.13)            (1.31)
                                    -------------     -------------    -------------   ---------------
Net asset value, end of period      $      138.93     $      105.91    $      140.83   $        116.50
                                    =============     =============    =============   ===============

Total return                                32.00%/2/        (23.35)%          23.05%            14.05%/2/
                                    =============     =============    =============   ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $   1,125,334     $     635,447    $     837,968   $       273,763
  Ratio of expenses to average
   net assets/3/                             0.25%             0.25%            0.25%             0.25%
  Ratio of net investment
   income to average net
   assets/3/                                 1.72%             1.85%            2.07%             2.40%
  Portfolio turnover rate/4/                   15%               45%              26%                9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         119

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2003, the Trust offered 57 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

120                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
    iSHARES INDEX FUND              ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
    ------------------------------------------------------------------------------------
    Russell 1000                    $       610,716  $            -  $           610,716
    Russell 1000 Growth                     489,512               -              489,512
    Russell 1000 Value                      860,250               -              860,250
    Russell 2000 Growth                     319,221               -              319,221

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2003.

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

                                    EXPIRING     EXPIRING       EXPIRING
    iSHARES INDEX FUND                  2009         2010           2011          TOTAL
    -----------------------------------------------------------------------------------
    Russell 1000                     $    -   $ 12,325,552  $   9,763,804  $  22,089,356
    Russell 1000 Growth                   -     20,107,067     68,492,707     88,599,774
    Russell 1000 Value               99,151      5,765,240     15,563,320     21,427,711
    Russell 2000                          -     47,692,929    112,740,686    160,433,615
    Russell 2000 Growth                   -     14,797,300     71,115,684     85,912,984
    Russell 2000 Value                    -      6,847,139     18,124,608     24,971,747

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2003 are disclosed in the Funds' Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS                                            121
iSHARES TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at September 30, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at September 30, 2003. For further information, see Note 5, below.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

                             ADVISORY                                 ADVISORY
    iSHARES INDEX FUND            FEE        iSHARES INDEX FUND            FEE
    ---------------------------------        ---------------------------------
    Russell 1000                 0.15%       Russell 2000                 0.20%
    Russell 1000 Growth          0.20        Russell 2000 Growth          0.25
    Russell 1000 Value           0.20        Russell 2000 Value           0.25

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

122                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2003, BGI earned securities lending agent fees as follows:

                            SECURITIES LENDING
    iSHARES INDEX FUND              AGENT FEES
    ------------------------------------------
    Russell 1000                   $    39,503
    Russell 1000 Growth                 25,288
    Russell 1000 Value                  48,536
    Russell 2000                       631,835
    Russell 2000 Growth                258,275
    Russell 2000 Value                 134,664

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the second quarter of 2003 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the third quarter of 2003.

As of September 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

NOTES TO THE FINANCIAL STATEMENTS                                            123
iSHARES TRUST

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2003 were as follows:

    iSHARES INDEX FUND                          PURCHASES          SALES
    --------------------------------------------------------------------
    Russell 1000                            $  58,723,400   $ 57,850,076
    Russell 1000 Growth                       105,309,418    104,964,965
    Russell 1000 Value                        177,334,329    176,418,341
    Russell 2000                              741,270,582    738,215,855
    Russell 2000 Growth                       372,227,249    371,516,164
    Russell 2000 Value                        139,202,396    138,300,014

In-kind transactions for the six months ended September 30, 2003 were as follows:

                                                    IN-KIND          IN-KIND
    iSHARES INDEX FUND                            PURCHASES            SALES
    ------------------------------------------------------------------------
    Russell 1000                            $   699,601,037  $   129,632,236
    Russell 1000 Growth                         359,430,834      254,828,455
    Russell 1000 Value                          589,675,529       93,818,418
    Russell 2000                              2,186,689,690    1,076,946,686
    Russell 2000 Growth                         504,223,915       51,075,201
    Russell 2000 Value                          514,740,634      243,408,208

At September 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                     NET UNREALIZED
                                              TAX      UNREALIZED      UNREALIZED      APPRECIATION
    iSHARES INDEX FUND                       COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
    -----------------------------------------------------------------------------------------------
    Russell 1000                  $ 1,798,370,420  $  56,955,209   $  (96,194,315)  $  (39,239,106)
    Russell 1000 Growth             1,274,982,925     31,143,348      (72,799,896)     (41,156,548)
    Russell 1000 Value              1,833,433,539     47,500,741     (106,879,586)     (59,378,845)
    Russell 2000                    4,580,064,733    196,210,391     (395,379,248)    (199,168,857)
    Russell 2000 Growth             1,556,125,069    154,606,035      (47,492,664)     107,113,371
    Russell 2000 Value              1,349,938,885     76,211,535      (77,066,449)        (854,914)

124                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

4.  iSHARES TRANSACTIONS

At September 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of September 30, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at September 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                            125

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered as of November 28, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

126                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investments Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved iShares is a registered trademark of Barclays Global Investors, N.A., All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

                                                                        BARCLAYS
                                                                      iShares(R)

                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

        iSHARES RUSSELL 3000 INDEX FUND
        iSHARES RUSSELL 3000 GROWTH INDEX FUND
        iSHARES RUSSELL 3000 VALUE INDEX FUND
        iSHARES RUSSELL MIDCAP INDEX FUND
        iSHARES RUSSELL MIDCAP GROWTH INDEX FUND iSHARES RUSSELL MIDCAP VALUE INDEX FUND

TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Managers' Discussion & Analysis ...........................................    4
Schedules of Investments ..................................................    8
  iShares Russell 3000 Index Fund .........................................    8
  iShares Russell 3000 Growth Index Fund ..................................   49
  iShares Russell 3000 Value Index Fund ...................................   75
  iShares Russell Midcap Index Fund .......................................  103
  iShares Russell Midcap Growth Index Fund ................................  115
  iShares Russell Midcap Value Index Fund .................................  123
Financial Statements ......................................................  133
Financial Highlights ......................................................  137
Notes to the Financial Statements .........................................  142
iShares Family of Funds ...................................................  150

TO OUR SHAREHOLDERS

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, we recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ We have added a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most well-known U.S. fixed income market indexes. We will also be adding the iShares Lehman TIPS Bond Fund, which provides the opportunity to invest in inflation protected government securities. Assets under management for the fixed income iShares funds were $4.2 billion as of September 30, 2003.

With the addition of these iShares, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and as of September 30, 2003, had reached
$44.5 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss

Lee T. Kranefuss
PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/ BUSINESS WEEK, 12/16/02.

/2/ Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                      THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES RUSSELL 3000 INDEX FUNDS
Performance as of 9/30/03

                                     AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                           -------------------------------------------------  -------------------------
                             YEAR ENDED 9/30/03      INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
                           ----------------------  -------------------------  -------------------------
iSHARES INDEX FUND          NAV    MARKET  INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell 3000               25.63%  26.12%  25.92%   (7.46)%  (7.42)%  (7.26)% (22.95)% (22.84)% (22.37)%
Russell 3000 Growth        26.68%  27.06%  26.94%  (19.14)% (19.12)% (18.96)% (49.22)% (49.17)% (48.86)%
Russell 3000 Value         24.49%  24.81%  24.89%    0.40%    0.41%    0.63%    1.27%    1.31%    2.03%

"Total returns for the period since inception" are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                         iSHARES RUSSELL 3000 INDEX FUND

                         FINANCIAL SERVICES      22.98%
                         TECHNOLOGY              14.90%
                         HEALTH CARE             14.30%
                         CONSUMER DISCRETIONARY  14.18%
                         UTILITIES                6.93%
                         CONSUMER STAPLES         6.93%
                         DIVERSIFIED              4.07%
                         PRODUCER DURABLES        4.06%
                         INTEGRATED OILS          3.81%
                         MATERIALS & PROCESSING   3.66%


                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                     iSHARES RUSSELL 3000 GROWTH INDEX FUND

                         HEALTH CARE             24.35%
                         TECHNOLOGY              23.06%
                         CONSUMER DISCRETIONARY  17.33%
                         FINANCIAL SERVICES      10.80%
                         CONSUMER STAPLES         8.09%
                         DIVERSIFIED              6.67%
                         PRODUCER DURABLES        3.60%
                         AUTO & TRANSPORTATION    1.81%
                         UTILITIES                1.50%
                         MATERIALS & PROCESSING   1.45%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                      iSHARES RUSSELL 3000 VALUE INDEX FUND

                         FINANCIAL SERVICES      35.57%
                         UTILITIES               12.54%
                         CONSUMER DISCRETIONARY  10.96%
                         INTEGRATED OILS          7.75%
                         TECHNOLOGY               6.54%
                         MATERIALS & PROCESSING   5.93%
                         CONSUMER STAPLES         5.70%
                         PRODUCER DURABLES        4.50%
                         HEALTH CARE              3.94%
                         AUTO & TRANSPORTATION    2.91%

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell 3000 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Index"). The iShares Russell 3000 Growth Index Fund (the "Growth Fund") and iShares Russell 3000 Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 3000 Growth Index (the "Growth Index") and the Russell 3000 Value Index (the "Value Index"), respectively. For the six-month period ended September 30, 2003 (the "reporting period"), the Fund returned 20.08%, compared to a return of 20.23% by the Index. The Growth Fund and the Value Fund returned 19.83% and 20.39%, respectively, while the Growth Index returned 19.94% and the Value Index returned 20.56%.

Investors finally found cause for optimism during the reporting period. Following an official conclusion to the war in Iraq, markets headed upward throughout the period. Although first quarter GDP figures revealed tepid growth, second quarter annual growth rates were a healthier 3.3%. Individual and corporate spending contributed to the higher-than-expected rate, but the major driver was government spending, which grew at an annual pace of 8.5%. This increase was largely due to a 45.8% annual rate increase in national defense spending during the second quarter. Corporate earnings announcements also contributed to the more encouraging outlook. One nagging problem continued to be unemployment, which worsened during the reporting period.

Every sector within the Index posted a gain for the reporting period. Information technology (17.40% of the Index as of September 30, 2003) led the way with a 34.07% gain. Consumer discretionary, the largest sector at 22.39% of the Index, returned 23.99%. Financials (21.71% of the Index as of September 30,
2003) rose 23.82%, and industrials (10.11% of the Index as of September 30,
2003) climbed 21.53%. The laggard of the group, health care (14.53% of the Index as of September 30, 2003) logged a respectable 9.30% gain.

Among the Index's ten largest individual constituents, performance was generally positive. Intel Corp. (1.73% of the Index as of September 30, 2003) gained 69.04%, and Cisco Systems Inc. (1.32% of the Index as of September 30, 2003) rose 50.92%. Citigroup Inc. (2.25% of the Index as of September 30, 2003) climbed 32.10%. General Electric Co., the largest weighting at 2.87% of the Index as of September 30, 2003), posted a 16.90% gain. The only two of the ten largest weightings to deliver negative results during the reporting period were Johnson & Johnson and Pfizer Inc. (respectively 1.41% and 2.31% of the Index as of September 30, 2003), which declined 14.43% and 2.50%, respectively.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES RUSSELL MIDCAP INDEX FUNDS
Performance as of 9/30/03

                                       AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
                           ----------------------------------------------------  -------------------------
                              YEAR ENDED 9/30/03        INCEPTION TO 9/30/03       INCEPTION TO 9/30/03
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV     MARKET   INDEX     NAV     MARKET    INDEX    NAV     MARKET    INDEX
Russell Midcap              32.37%   32.53%   32.63%    0.77%    0.83%    0.88%    1.72%    1.84%    1.96%
Russell Midcap Growth       38.57%   38.75%   38.89%   (4.55)%  (4.51)%  (4.33)%  (9.77)%  (9.69)%  (9.31)%
Russell Midcap Value        27.96%   27.98%   28.30%    3.25%    3.22%    3.39%    7.31%    7.26%    7.65%

"Total returns for the period since inception" are calculated from the inception date of each Fund (7/17/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/20/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                        iSHARES RUSSELL MIDCAP INDEX FUND

                         FINANCIAL SERVICES      24.26%
                         CONSUMER DISCRETIONARY  18.75%
                         TECHNOLOGY              12.82%
                         HEALTH CARE             10.35%
                         UTILITES                 8.10%
                         MATERIALS & PROCESSING   6.56%
                         PRODUCER DURABLES        6.26%
                         CONSUMER STAPLES         3.65%
                         OTHER ENERGY             3.31%
                         AUTO & TRANSPORTATION    2.77%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                    iSHARES RUSSELL MIDCAP GROWTH INDEX FUND

                         CONSUMER DISCRETIONARY  27.18%
                         HEALTH CARE             20.35%
                         TECHNOLOGY              19.43%
                         FINANCIAL SERVICES      12.42%
                         PRODUCER DURABLES        6.77%
                         MATERIALS & PROCESSING   3.94%
                         OTHER ENERGY             3.19%
                         CONSUMER STAPLES         2.39%
                         AUTO & TRANSPORTATION    1.90%
                         UTILITIES                1.64%

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% OF NET ASSETS)

                     iSHARES RUSSELL MIDCAP VALUE INDEX FUND

                         FINANCIAL SERVICES      32.35%
                         CONSUMER DISCRETIONARY  13.00%
                         UTILITIES               12.52%
                         MATERIALS & PROCESSING   8.37%
                         TECHNOLOGY               8.31%
                         PRODUCER DURABLES        5.90%
                         CONSUMER STAPLES         4.52%
                         HEALTH CARE              3.52%
                         OTHER ENERGY             3.38%
                         AUTO & TRANSPORTATION    3.36%

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Russell Midcap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the "Index"). The iShares Russell Midcap Growth Index Fund (the "Growth Fund") and iShares Russell Midcap Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell Midcap Growth Index (the "Growth Index") and the Russell Midcap Value Index (the "Value Index"), respectively. For the six-month period ended September 30, 2003 (the "reporting period"), the Fund returned 25.72%, compared to a return of 25.87% by the Index. The Growth Fund and the Value Fund returned 27.10% and 24.72%, respectively, while the Growth Index returned 27.26% and the Value Index returned 24.90%.

Equity markets staged a rebound during the six-month reporting period. In response to the official conclusion to the war in Iraq and the release of encouraging economic news, stocks generally led an upward march throughout the reporting period. GDP growth for the second quarter was revised upward several times, ultimately showing a growth rate of 3.3%. Corporate earnings announcements were also encouraging, showing both higher earnings levels and stabilizing earnings expectations. In addition, earnings expectations have become more accurate than in previous reporting periods. Earnings growth became strong, reaching double-digit rates. The job front, however, continued to be a problem, with jobless levels climbing during the reporting period and non-farm payrolls declining every month of the reporting period. Mid-cap stocks, as measured by the Index, outperformed the broader Russell 3000 Index during the reporting period. Growth stocks outperformed their value counterparts, as the encouraging news on economic and corporate fronts persuaded many investors to return to more growth-oriented securities.

Within the Index, every sector delivered a positive return. Growth-oriented technology stocks, which had endured the steepest declines in previous reporting periods, enjoyed some of the biggest gains. Within the Index, information technology (17.90% of the Index as of September 30, 2003) gained 43.71%, and consumer discretionary (18.38% of the Index as of September 30, 2003) climbed 26.24%. Telecommunication services (1.22% of the Index as of September 30, 2003) rose 24.35%, industrials (9.09% of the Index as of September 30, 2003) climbed 24.22%, and health care (11.03% of the Index as of September 30, 2003) gained 23.02%. Financials, the largest sector weighting at 21.70% of the Index, returned 23.03%.

The Index's ten largest constituents also demonstrated strong performance during the reporting period. Sears Roebuck & Co. (0.49% of the Index as of September 30, 2003) climbed 81.08%, and Agilent Technologies Inc. (0.43% of the Index as of September 30, 2003) rose 68.14%. The largest weighting at 0.51% of the Index, Corning Inc. gained 61.30%. Electronic Arts Inc. (0.42% of the Index as of September 30, 2003) returned 57.20%. Staples Inc. and Safeway Inc. (respectively 0.46% and 0.42% of the Index as of September 30, 2003) returned 30.06% and 21.18%, respectively.

MANAGERS' DISCUSSION & ANALYSIS                                                7

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.92%
General Electric Co.                             1,052,746   $    31,382,358
Microsoft Corp.                                    942,040        26,179,292
Exxon Mobil Corp.                                  703,572        25,750,735
Pfizer Inc.                                        831,563        25,262,884
Citigroup Inc.                                     542,269        24,678,662
Intel Corp.                                        687,969        18,926,027
Wal-Mart Stores Inc.                               279,829        15,628,450
Johnson & Johnson                                  312,592        15,479,556
International Business Machines Corp.              170,477        15,058,233
Cisco Systems Inc./1/                              739,008        14,440,216
American International Group Inc.                  241,680        13,944,936
Procter & Gamble Co.                               136,316        12,652,851
Bank of America Corp.                              157,725        12,308,859
Merck & Co. Inc.                                   236,097        11,951,230
Coca-Cola Co. (The)                                225,642         9,693,580
Verizon Communications Inc.                        289,572         9,393,716
Altria Group Inc.                                  213,198         9,338,072
Wells Fargo & Company                              176,371         9,083,107
Amgen Inc./1/                                      135,775         8,766,992
PepsiCo Inc.                                       180,902         8,290,739
ChevronTexaco Corp.                                112,485         8,037,053
Dell Inc./1/                                       239,850         8,008,591
SBC Communications Inc.                            349,819         7,783,473
Home Depot Inc.                                    241,518         7,692,348
JP Morgan Chase & Co.                              214,183         7,352,902
Fannie Mae                                         103,166         7,242,253
Abbott Laboratories                                164,362         6,993,603
Comcast Corp. Class A/1/                           225,188         6,953,805
AOL Time Warner Inc./1/                            456,157         6,892,532
Wyeth                                              139,820         6,445,702
Viacom Inc. Class B                                163,068         6,245,504
Hewlett-Packard Co.                                321,835         6,230,726
Lilly (Eli) & Co.                                  101,616         6,035,990
Medtronic Inc.                                     128,406         6,024,810
3M Co.                                              82,308         5,685,014
Morgan Stanley                                     111,623         5,632,497
Wachovia Corp.                                     134,843         5,554,183
American Express Co.                               120,992         5,451,900
Bristol-Myers Squibb Co.                           204,096         5,237,103
Merrill Lynch & Co. Inc.                            97,683         5,228,971
U.S. Bancorp                                       202,139         4,849,315
Bank One Corp.                                     120,281         4,648,861
BellSouth Corp.                                    194,461         4,604,836
Oracle Corp./1/                                    407,969         4,577,412
Walt Disney Co. (The)                              215,137         4,339,313
Anheuser-Busch Companies Inc.                       87,854         4,334,716
Du Pont (E.I.) de Nemours and Co.                  105,059         4,203,411
Lowe's Companies Inc.                               80,058         4,155,010
Texas Instruments Inc.                             182,083         4,151,492
ConocoPhillips                                      71,495         3,914,351
Washington Mutual Inc.                              97,977         3,857,354
Freddie Mac                                         73,398         3,842,385
United Technologies Corp.                           49,270         3,807,586
Target Corp.                                        95,903         3,608,830
QUALCOMM Inc.                                       83,256         3,466,780
United Parcel Service Inc. Class B                  54,111         3,452,282
Gillette Co. (The)                                 107,520         3,438,490
FleetBoston Financial Corp.                        111,033         3,347,645
Walgreen Co.                                       108,223         3,315,953
Applied Materials Inc./1/                          174,655         3,168,242
Colgate-Palmolive Co.                               56,657         3,166,560
McDonald's Corp.                                   133,966         3,153,560
First Data Corp.                                    78,752         3,146,930
Dow Chemical Co. (The)                              96,602         3,143,429
UnitedHealth Group Inc.                             58,578         2,947,645
Fifth Third Bancorp                                 52,790         2,928,261
Motorola Inc.                                      244,274         2,923,960
EMC Corp./1/                                       230,283         2,908,474
Cardinal Health Inc.                                47,172         2,754,373
Kimberly-Clark Corp.                                53,570         2,749,212
Allstate Corp. (The)                                74,127         2,707,859
Marsh & McLennan Companies Inc.                     56,576         2,693,583
Liberty Media Corp. Class A/1/                     267,467         2,666,646
Boeing Co. (The)                                    77,089         2,646,465
MBNA Corp.                                         113,206         2,581,097
Goldman Sachs Group Inc. (The)                      30,010         2,517,839
Caterpillar Inc.                                    36,268         2,496,689
Bank of New York Co. Inc. (The)                     81,412         2,369,903

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
eBay Inc./1/                                        44,220   $     2,366,212
Schering-Plough Corp.                              155,049         2,362,947
Emerson Electric Co.                                44,433         2,339,397
Alcoa Inc.                                          89,047         2,329,470
Honeywell International Inc.                        87,591         2,308,023
Automatic Data Processing Inc.                      62,973         2,257,582
Sysco Corp.                                         68,407         2,237,593
Southern Company                                    76,140         2,232,425
Gannett Co. Inc.                                    28,280         2,193,397
Prudential Financial Inc.                           58,090         2,170,242
Exelon Corp.                                        34,119         2,166,556
Boston Scientific Corp./1/                          33,955         2,166,329
Clear Channel Communications Inc.                   55,315         2,118,564
BB&T Corp.                                          58,739         2,109,317
Dominion Resources Inc.                             33,841         2,094,758
FedEx Corp.                                         31,508         2,030,060
Cendant Corp./1/                                   107,254         2,004,577
Ford Motor Company                                 185,216         1,994,776
General Motors Corp.                                48,702         1,993,373
International Paper Co.                             50,436         1,968,013
AT&T Wireless Services Inc./1/                     236,414         1,933,867
HCA Inc.                                            51,665         1,904,372
Yahoo! Inc./1/                                      52,564         1,859,714
Forest Laboratories Inc./1/                         36,013         1,852,869
General Mills Inc.                                  38,981         1,834,836
Baxter International Inc.                           62,921         1,828,484
Illinois Tool Works Inc.                            27,136         1,798,031
Lockheed Martin Corp.                               38,773         1,789,374
AT&T Corp.                                          82,951         1,787,594
Lehman Brothers Holdings Inc.                       25,621         1,769,899
AFLAC Inc.                                          54,372         1,756,216
Genentech Inc./1/                                   21,600         1,731,024
National City Corp.                                 58,484         1,722,939
SLM Corp.                                           43,644         1,700,370
Nextel Communications Inc. Class A/1/               86,348         1,700,192
Duke Energy Corp.                                   95,057         1,692,965
Waste Management Inc.                               62,386         1,632,642
Kohls Corp./1/                                      30,165         1,613,827
Avon Products Inc.                                  24,800         1,601,088
Northrop Grumman Corp.                              18,312         1,578,861
State Street Corp.                                  35,071         1,578,195
SunTrust Banks Inc.                                 25,987         1,568,835
Hartford Financial Services Group Inc.              29,720         1,564,164
Union Pacific Corp.                                 26,811         1,559,596
Harley-Davidson Inc.                                31,945         1,539,749
Alltel Corp.                                        32,993         1,528,896
Guidant Corp.                                       32,513         1,523,234
Sara Lee Corp.                                      81,832         1,502,436
Costco Wholesale Corp./1/                           47,948         1,490,224
Newmont Mining Corp.                                37,902         1,481,589
Analog Devices Inc./1/                              38,672         1,470,309
General Dynamics Corp.                              18,603         1,452,150
Omnicom Group Inc.                                  19,838         1,425,360
Sprint Corp. (FON Group)                            94,358         1,424,806
Kroger Co./1/                                       79,642         1,423,203
Progressive Corp. (The)                             20,582         1,422,422
PNC Financial Services Group                        29,876         1,421,500
Occidental Petroleum Corp.                          40,067         1,411,560
Travelers Property Casualty Corp. Class B           88,810         1,410,303
Southwest Airlines Co.                              79,566         1,408,318
InterActiveCorp/1/                                  42,046         1,389,620
Mellon Financial Corp.                              45,438         1,369,501
Veritas Software Corp./1/                           43,561         1,367,815
Weyerhaeuser Co.                                    23,173         1,354,462
Maxim Integrated Products Inc.                      34,245         1,352,678
Deere & Co.                                         25,160         1,341,280
Schwab (Charles) Corp. (The)                       111,208         1,324,487
Corning Inc./1/                                    140,529         1,323,783
General Motors Corp. Class H/1/                     92,148         1,318,638
Best Buy Co. Inc./1/                                27,555         1,309,414
Capital One Financial Corp.                         22,658         1,292,412
Entergy Corp.                                       23,850         1,291,477
CVS Corp.                                           41,540         1,290,232
Computer Associates International Inc.              48,890         1,276,518
Heinz (H.J.) Co.                                    37,123         1,272,576
Chubb Corp.                                         19,550         1,268,404
Sears, Roebuck and Co.                              28,991         1,267,776

SCHEDULES OF INVESTMENTS                                                       9
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
McGraw-Hill Companies Inc. (The)                    20,252   $     1,258,257
American Electric Power Co. Inc.                    41,605         1,248,150
Masco Corp.                                         50,188         1,228,602
FPL Group Inc.                                      19,353         1,223,110
Raytheon Co.                                        43,311         1,212,708
ConAgra Foods Inc.                                  56,898         1,208,514
WellPoint Health Networks Inc./1/                   15,594         1,201,989
Staples Inc./1/                                     50,148         1,191,015
Bed Bath & Beyond Inc./1/                           31,167         1,189,956
Gap Inc. (The)                                      69,456         1,189,087
Linear Technology Corp.                             33,049         1,183,485
Gilead Sciences Inc./1/                             21,104         1,180,347
Paychex Inc.                                        34,778         1,180,018
Golden West Financial Corp.                         13,174         1,179,205
Starbucks Corp./1/                                  40,941         1,179,101
Apache Corp.                                        16,951         1,175,382
Devon Energy Corp.                                  24,369         1,174,342
Equity Office Properties Trust                      42,407         1,167,465
Zimmer Holdings Inc./1/                             20,736         1,142,554
KeyCorp                                             44,664         1,142,058
Burlington Northern Santa Fe Corp.                  39,245         1,133,003
Sun Microsystems Inc./1/                           341,601         1,130,699
Amazon.com Inc./1/                                  23,245         1,124,128
Halliburton Co.                                     46,169         1,119,598
Agilent Technologies Inc./1/                        49,754         1,100,061
Anadarko Petroleum Corp.                            26,310         1,098,706
Stryker Corp.                                       14,579         1,097,944
Electronic Arts Inc./1/                             11,827         1,090,804
Air Products & Chemicals Inc.                       24,027         1,083,618
Allergan Inc.                                       13,712         1,079,546
Safeway Inc./1/                                     46,847         1,074,670
Praxair Inc.                                        17,112         1,060,088
Baker Hughes Inc.                                   35,708         1,056,600
Nike Inc. Class B                                   17,342         1,054,740
SouthTrust Corp.                                    35,828         1,052,985
TJX Companies Inc.                                  54,084         1,050,311
Anthem Inc./1/                                      14,556         1,038,279
PG&E Corp./1/                                       43,098         1,030,042
Hancock (John) Financial Services Inc.              30,432         1,028,602
KLA-Tencor Corp./1/                                 20,001         1,028,051
Burlington Resources Inc.                           21,236         1,023,575
Countrywide Financial Corp.                         12,980         1,016,074
Xilinx Inc./1/                                      35,619         1,015,498
FirstEnergy Corp.                                   31,828         1,015,313
St. Jude Medical Inc./1/                            18,849         1,013,511
International Game Technology Inc.                  35,900         1,010,585
Progress Energy Inc.                                22,570         1,003,462
MetLife Inc.                                        35,714         1,001,778
Public Service Enterprise Group Inc.                23,719           996,198
Tribune Co.                                         21,525           987,998
Symantec Corp./1/                                   15,497           976,621
Becton, Dickinson & Co.                             26,825           968,919
McKesson Corp.                                      28,898           962,014
Electronic Data Systems Corp.                       47,506           959,621
Adobe Systems Inc.                                  24,420           958,729
Consolidated Edison Inc.                            23,506           958,105
Wrigley (William Jr.) Co.                           17,131           947,344
Principal Financial Group Inc.                      30,504           945,319
Pitney Bowes Inc.                                   24,662           945,048
Lucent Technologies Inc./1/                        437,272           944,508
Genzyme Corp. - General Division/1/                 20,298           938,782
Marathon Oil Corp.                                  32,839           935,911
Intuit Inc./1/                                      19,368           934,312
PPG Industries Inc.                                 17,886           934,007
Aetna Inc.                                          15,251           930,769
Yum! Brands Inc./1/                                 31,097           921,093
EchoStar Communications Corp./1/                    23,963           917,064
Biomet Inc.                                         27,173           913,285
Apollo Group Inc. Class A/1/                        13,598           897,876
Danaher Corp.                                       12,072           891,638
Johnson Controls Inc.                                9,418           890,943
Marriott International Inc. Class A                 20,691           890,334
Mattel Inc.                                         46,278           877,431
MedImmune Inc./1/                                   26,556           876,614
Northern Trust Corp.                                20,567           872,863

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Kellogg Co.                                         26,117   $       871,002
Comerica Inc.                                       18,663           869,696
Fortune Brands Inc.                                 15,301           868,332
Kraft Foods Inc.                                    29,307           864,556
PACCAR Inc.                                         11,568           864,014
Unocal Corp.                                        27,249           858,888
Equity Residential                                  28,747           841,712
MBIA Inc.                                           15,152           832,905
Federated Department Stores Inc.                    19,733           826,813
Block (H & R) Inc.                                  19,110           824,596
St. Paul Companies Inc.                             22,124           819,252
TXU Corp.                                           34,073           802,760
Regions Financial Corp.                             23,390           801,108
Xerox Corp./1/                                      77,641           796,597
AmSouth Bancorp                                     37,451           794,710
Synovus Financial Corp.                             31,774           794,032
Apple Computer Inc./1/                              38,345           791,057
Lexmark International Inc./1/                       12,535           789,830
SunGard Data Systems Inc./1/                        29,974           788,616
Micron Technology Inc./1/                           57,971           777,971
Bear Stearns Companies Inc. (The)                   10,334           772,983
Altera Corp./1/                                     40,550           766,395
Franklin Resources Inc.                             17,294           764,568
Dover Corp.                                         21,516           761,021
Norfolk Southern Corp.                              41,112           760,572
Cox Communications Inc. Class A/1/                  23,976           758,121
Marshall & Ilsley Corp.                             23,967           755,440
PPL Corp.                                           18,426           754,545
Clorox Co.                                          16,388           751,718
May Department Stores Co. (The)                     30,507           751,387
Medco Health Solutions Inc./1/                      28,525           739,653
Mylan Laboratories Inc.                             19,081           737,481
Albertson's Inc.                                    35,772           735,830
Ameren Corp.                                        17,097           733,632
Moody's Corp.                                       13,298           730,991
Charter One Financial Inc.                          23,698           725,159
Archer-Daniels-Midland Co.                          54,632           716,226
Tenet Healthcare Corp./1/                           49,309           713,994
Computer Sciences Corp./1/                          18,901           710,111
Limited Brands Inc.                                 46,688           704,055
Concord EFS Inc./1/                                 51,251           700,601
Starwood Hotels & Resorts Worldwide Inc.            20,027           696,940
Eaton Corp.                                          7,860           696,553
Fiserv Inc./1/                                      19,224           696,486
Cinergy Corp.                                       18,682           685,629
Hershey Foods Corp.                                  9,327           677,886
Union Planters Corp.                                21,228           671,654
Jefferson-Pilot Corp.                               14,934           662,771
CIGNA Corp.                                         14,820           661,713
Lincoln National Corp.                              18,678           660,828
CSX Corp.                                           22,571           660,202
Monsanto Co.                                        27,570           660,026
New York Times Co. Class A                          15,067           654,812
Xcel Energy Inc.                                    42,180           652,525
Network Appliance Inc./1/                           31,591           648,563
DTE Energy Co.                                      17,478           644,763
Georgia-Pacific Corp.                               26,326           638,142
AmerisourceBergen Corp.                             11,701           632,439
Eastman Kodak Co.                                   30,176           631,885
Family Dollar Stores Inc.                           15,821           631,100
Campbell Soup Co.                                   23,770           629,905
UST Inc.                                            17,898           629,652
AutoZone Inc./1/                                     7,031           629,485
PeopleSoft Inc./1/                                  34,370           625,190
Caremark Rx Inc./1/                                 27,638           624,619
Constellation Energy Group Inc.                     17,425           623,466
M&T Bank Corp.                                       7,130           622,449
Newell Rubbermaid Inc.                              28,659           621,041
National Semiconductor Corp./1/                     19,126           617,579
Penney (J.C.) Co. Inc. (Holding Co.)                28,396           606,823
Broadcom Corp. Class A/1/                           22,789           606,643
Dollar General Corp.                                30,199           603,980
Simon Property Group Inc.                           13,840           603,147
CIT Group Inc.                                      20,921           601,688
Biogen Inc./1/                                      15,726           601,205
Genuine Parts Co.                                   18,509           591,918
Avery Dennison Corp.                                11,668           589,467

SCHEDULES OF INVESTMENTS                                                      11
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Interpublic Group of Companies Inc.                 41,206   $       581,829
KeySpan Corp.                                       16,500           578,820
Knight Ridder Inc.                                   8,625           575,287
Edison International/1/                             30,057           574,089
Cincinnati Financial Corp.                          14,357           573,706
ITT Industries Inc.                                  9,585           573,566
North Fork Bancorp Inc.                             16,496           573,236
First Tennessee National Corp.                      13,464           571,681
Hilton Hotels Corp.                                 35,234           571,495
AON Corp.                                           27,262           568,413
Sovereign Bancorp Inc.                              30,606           567,741
Sempra Energy                                       19,283           566,149
Popular Inc.                                        14,220           565,956
Loews Corp.                                         13,940           562,758
Affiliated Computer Services Inc.
 Class A/1/                                         11,552           562,467
Parker Hannifin Corp.                               12,502           558,839
Ambac Financial Group Inc.                           8,710           557,440
NiSource Inc.                                       27,841           556,263
Rohm & Haas Co.                                     16,558           553,865
IMS Health Inc.                                     26,096           550,626
Health Management Associates Inc.
 Class A                                            25,144           548,391
National Commerce Financial Corp.                   21,948           546,066
American Standard Companies Inc./1/                  6,452           543,581
BJ Services Co./1/                                  15,898           543,235
Kinder Morgan Inc.                                  10,034           541,936
MeadWestvaco Corp.                                  21,169           539,810
General Growth Properties Inc.                       7,480           536,316
Novellus Systems Inc./1/                            15,888           536,220
Zions Bancorporation                                 9,487           529,849
Sanmina-SCI Corp./1/                                54,012           523,916
Juniper Networks Inc./1/                            34,908           520,827
Fox Entertainment Group Inc. Class A/1/             18,457           516,611
ProLogis                                            17,059           516,035
Williams Companies Inc.                             54,775           515,980
Coach Inc./1/                                        9,411           513,841
EOG Resources Inc.                                  12,293           513,110
RadioShack Corp.                                    18,055           512,943
JDS Uniphase Corp./1/                              142,071           511,456
CenturyTel Inc.                                     15,006           508,553
Centex Corp.                                         6,513           507,232
Dean Foods Co./1/                                   16,339           506,999
Microchip Technology Inc.                           21,171           506,834
Ecolab Inc.                                         19,928           503,182
Archstone-Smith Trust                               19,038           502,222
Univision Communications Inc. Class A/1/            15,664           500,161
Agere Systems Inc. Class B/1/                      172,263           497,840
Torchmark Corp.                                     12,223           496,743
Harrah's Entertainment Inc.                         11,796           496,730
Plum Creek Timber Co. Inc.                          19,464           495,164
Chiron Corp./1/                                      9,572           494,777
Legg Mason Inc.                                      6,839           493,776
Whirlpool Corp.                                      7,253           491,536
Applera Corp. - Applied Biosystems Group            22,016           491,177
Qwest Communications International Inc./1/         144,096           489,926
Solectron Corp./1/                                  83,423           488,025
Huntington Bancshares Inc.                          24,561           486,062
Textron Inc.                                        12,214           481,842
SAFECO Corp.                                        13,643           481,052
Banknorth Group Inc.                                17,013           480,107
Avaya Inc./1/                                       43,984           479,426
Rockwell Collins Inc.                               18,942           478,286
Quest Diagnostics Inc./1/                            7,827           474,629
New York Community Bancorp Inc.                     15,058           474,478
Kerr-McGee Corp.                                    10,605           473,407
Sprint Corp. (PCS Group)/1/                         82,595           473,269
Watson Pharmaceuticals Inc./1/                      11,301           471,139
Compass Bancshares Inc.                             13,612           470,703
BEA Systems Inc./1/                                 39,032           470,336
Murphy Oil Corp.                                     7,937           466,299
Scientific-Atlanta Inc.                             14,874           463,325
Valero Energy Corp.                                 12,085           462,493
Cintas Corp.                                        12,536           461,826

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
T. Rowe Price Group Inc.                            11,192   $       461,782
El Paso Corp.                                       63,064           460,367
Freeport-McMoRan Copper & Gold Inc.                 13,860           458,766
Career Education Corp./1/                           10,114           458,164
Office Depot Inc./1/                                32,591           457,904
Delphi Corp.                                        50,579           457,740
QLogic Corp./1/                                      9,709           456,420
Millennium Pharmaceuticals Inc./1/                  29,638           456,129
Rockwell Automation Inc.                            17,253           452,891
Synopsys Inc./1/                                    14,494           445,980
UNUMProvident Corp.                                 30,178           445,729
Coca-Cola Enterprises Inc.                          23,383           445,680
Laboratory Corp. of America Holdings/1/             15,496           444,735
Tiffany & Co.                                       11,832           441,689
Leggett & Platt Inc.                                20,316           439,435
Unisys Corp./1/                                     32,150           434,990
Radian Group Inc.                                    9,773           433,921
Lennar Corp. Class A                                 5,553           431,968
Jabil Circuit Inc./1/                               16,566           431,544
Old Republic International Corp.                    12,814           424,015
Sealed Air Corp./1/                                  8,930           421,764
ENSCO International Inc.                            15,707           421,262
IDEC Pharmaceuticals Corp./1/                       12,623           418,452
Varian Medical Systems Inc./1/                       7,226           415,350
Siebel Systems Inc./1/                              42,666           414,714
Duke Realty Corp.                                   14,172           413,822
SanDisk Corp./1/                                     6,471           412,462
Phelps Dodge Corp./1/                                8,794           411,559
Public Storage Inc.                                 10,485           411,327
iStar Financial Inc.                                10,477           408,079
Vornado Realty Trust                                 8,483           407,523
McCormick & Co. Inc.                                14,849           407,160
Fidelity National Financial Inc.                    13,509           406,081
D.R. Horton Inc.                                    12,392           405,218
SCANA Corp.                                         11,830           405,178
Advanced Micro Devices Inc./1/                      36,460           405,071
Vulcan Materials Co.                                10,140           404,687
Express Scripts Inc./1/                              6,582           402,489
Kimco Realty Corp.                                   9,809           401,875
Dollar Tree Stores Inc./1/                          11,944           400,124
MGIC Investment Corp.                                7,646           398,127
Citrix Systems Inc./1/                              17,838           393,863
Bard (C.R.) Inc.                                     5,545           393,695
Diebold Inc.                                         7,750           392,537
Sigma-Aldrich Corp.                                  7,533           391,264
Apartment Investment & Management Co.
 Class A                                             9,911           390,097
Molex Inc.                                          13,618           389,339
Smurfit-Stone Container Corp.                       25,971           389,046
Liz Claiborne Inc.                                  11,385           387,659
Wendy's International Inc.                          11,956           386,179
King Pharmaceuticals Inc./1/                        25,415           385,037
Sherwin-Williams Co. (The)                          13,004           382,448
Grainger (W.W.) Inc.                                 8,026           381,636
Jones Apparel Group Inc.                            12,747           381,518
GreenPoint Financial Corp.                          12,687           378,834
Nucor Corp.                                          8,241           378,097
XTO Energy Inc.                                     18,003           377,883
Ross Stores Inc.                                     8,125           376,675
Mohawk Industries Inc./1/                            5,279           376,498
Wisconsin Energy Corp.                              12,282           375,461
Cadence Design Systems Inc./1/                      27,992           375,093
DENTSPLY International Inc.                          8,320           373,069
Amerada Hess Corp.                                   7,429           372,193
Thermo Electron Corp./1/                            17,093           370,918
Pepsi Bottling Group Inc.                           18,012           370,687
Celgene Corp./1/                                     8,546           370,298
Patterson Dental Co./1/                              6,400           368,512
SPX Corp./1/                                         8,109           367,176
Estee Lauder Companies Inc. Class A                 10,765           367,086
TCF Financial Corp.                                  7,612           364,995
Teradyne Inc./1/                                    19,538           363,407
Republic Services Inc.                              16,020           362,693
JetBlue Airways Corp./1/                             5,932           361,674
Oxford Health Plans Inc./1/                          8,706           359,645
Janus Capital Group Inc.                            25,564           357,129
Lincare Holdings Inc./1/                             9,740           356,971
CDW Corp.                                            6,179           356,775
Waters Corp./1/                                     12,976           355,932

SCHEDULES OF INVESTMENTS                                                      13
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Expeditors International Washington Inc.            10,333   $       355,559
Mercury Interactive Corp./1/                         7,814           354,834
CarMax Inc./1/                                      10,826           353,577
Pulte Homes Inc.                                     5,175           351,952
Lear Corp./1/                                        6,680           351,635
R.J. Reynolds Tobacco Holdings Inc.                  8,872           350,799
Brinker International Inc./1/                       10,465           349,112
BMC Software Inc./1/                                24,906           346,941
Washington Post Company (The) Class B                  520           345,800
AdvancePCS/1/                                        7,567           344,828
Pactiv Corp./1/                                     16,948           343,705
Energy East Corp.                                   15,192           340,757
PETsMART Inc./1/                                    15,002           340,545
Darden Restaurants Inc.                             17,888           339,872
L-3 Communications Holdings Inc./1/                  7,842           339,166
LSI Logic Corp./1/                                  37,663           338,590
VF Corp.                                             8,681           337,778
AES Corp. (The)/1/                                  45,357           336,549
Citizens Communications Co./1/                      30,001           336,311
Black & Decker Corp.                                 8,277           335,632
Health Net Inc./1/                                  10,591           335,417
Engelhard Corp.                                     12,122           335,416
SUPERVALU Inc.                                      14,048           335,185
Hibernia Corp. Class A                              16,544           335,181
Mercantile Bankshares Corp.                          8,356           334,240
Barr Laboratories Inc./1/                            4,891           333,615
Rouse Co. (The)                                      8,000           333,600
Intersil Corp. Class A/1/                           14,006           333,343
Equifax Inc.                                        14,948           332,892
Providian Financial Corp./1/                        28,175           332,183
Omnicare Inc.                                        9,176           330,887
ServiceMaster Co. (The)                             32,063           328,966
AutoNation Inc./1/                                  18,704           328,068
Ball Corp.                                           6,064           327,456
Dun & Bradstreet Corp./1/                            7,871           326,961
Sunoco Inc.                                          8,118           326,506
PMI Group Inc. (The)                                 9,656           325,890
Boston Properties Inc.                               7,419           322,504
Smith International Inc./1/                          8,928           321,229
E*TRADE Group Inc./1/                               34,470           319,192
Fluor Corp.                                          8,457           315,700
Humana Inc./1/                                      17,422           314,467
DST Systems Inc./1/                                  8,327           313,095
Pinnacle West Capital Corp.                          8,785           311,868
Pioneer Natural Resources Co./1/                    12,223           311,198
Tyson Foods Inc. Class A                            21,996           310,803
Energizer Holdings Inc./1/                           8,432           310,045
Host Marriott Corp./1/                              28,863           309,700
Sabre Holdings Corp.                                14,393           309,306
Robert Half International Inc./1/                   15,850           309,075
Hillenbrand Industries Inc.                          5,438           306,812
Liberty Property Trust                               8,294           306,712
Autoliv Inc.                                        10,127           305,532
Edwards (A.G.) Inc.                                  7,944           305,129
Commerce Bancorp Inc.                                6,355           304,468
Whole Foods Market Inc./1/                           5,512           304,152
Lam Research Corp./1/                               13,641           302,148
Goodrich (B.F.) Co.                                 12,449           301,764
American Power Conversion Corp.                     17,591           301,510
Telephone & Data Systems Inc.                        5,314           300,454
Invitrogen Corp./1/                                  5,180           300,388
Manpower Inc.                                        8,076           299,620
Tellabs Inc./1/                                     43,835           297,640
AvalonBay Communities Inc.                           6,310           295,308
Manor Care Inc.                                      9,817           294,510
Level 3 Communications Inc./1/                      54,324           294,436
Health Care Property Investors Inc.                  6,295           293,976
Symbol Technologies Inc.                            24,573           293,647
Vishay Intertechnology Inc./1/                      16,755           293,548
ChoicePoint Inc./1/                                  8,691           291,148
Beckman Coulter Inc.                                 6,342           288,815
Doral Financial Corp.                                6,143           288,721
Pogo Producing Co.                                   6,376           288,705
CIENA Corp./1/                                      48,809           288,461
VeriSign Inc./1/                                    21,382           288,016
Michaels Stores Inc.                                 7,033           286,665

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Allied Capital Corp.                                11,650   $       286,473
Convergys Corp./1/                                  15,524           284,710
IVAX Corp./1/                                       14,382           281,887
WebMD Corp./1/                                      31,560           281,515
Pepco Holdings Inc.                                 16,288           281,457
Hasbro Inc.                                         15,050           281,134
Constellation Brands Inc./1/                         9,205           280,660
NCR Corp./1/                                         8,813           279,284
Gentex Corp./1/                                      8,000           278,720
Equitable Resources Inc.                             6,767           278,124
Chico's FAS Inc./1/                                  9,070           277,905
Donnelley (R.R.) & Sons Co.                         11,166           277,698
Brown-Forman Corp. Class B                           3,508           277,553
Scripps (E.W.) Co. Class A                           3,257           277,171
Amylin Pharmaceuticals Inc./1/                       9,809           277,006
Commerce Bancshares Inc.                             6,298           275,538
Harman International Industries Inc.                 2,801           275,478
Ameritrade Holding Corp./1/                         24,459           275,164
Fair Isaac Corp.                                     4,664           274,989
Eastman Chemical Co.                                 8,201           274,733
Associated Bancorp                                   7,253           274,163
Storage Technology Corp./1/                         11,349           273,965
NVR Inc./1/                                            587           273,836
CH Robinson Worldwide Inc.                           7,352           273,568
Valley National Bancorp                              9,766           271,885
NSTAR                                                5,721           271,748
Gallagher (Arthur J.) & Co.                          9,564           270,470
UnionBanCal Corp.                                    5,428           269,229
Abercrombie & Fitch Co. Class A/1/                   9,699           268,759
Pall Corp.                                          11,931           267,732
Western Digital Corp./1/                            20,572           265,173
Corinthian Colleges Inc./1/                          4,635           264,937
Westwood One Inc./1/                                 8,727           263,468
MGM Grand Inc./1/                                    7,171           262,100
Questar Corp.                                        8,500           261,885
Toys R Us Inc./1/                                   21,753           261,689
Park Place Entertainment Corp./1/                   29,013           261,407
Monster Worldwide Inc./1/                           10,367           261,041
SEI Investment Co.                                   8,009           260,293
CenterPoint Energy Inc.                             28,354           260,006
Mid Atlantic Medical Services Inc./1/                5,029           258,641
Universal Health Services Inc. Class B/1/            5,219           258,080
Ceridian Corp./1/                                   13,839           257,682
MDU Resources Group Inc.                             7,620           257,404
Coventry Health Care Inc./1/                         4,854           256,000
Alberto-Culver Co. Class B                           4,344           255,514
TECO Energy Inc.                                    18,452           255,007
Maxtor Corp./1/                                     20,844           253,671
KB Home                                              4,231           252,421
Alliant Energy Corp.                                11,432           251,504
Nordstrom Inc.                                      10,128           251,276
Astoria Financial Corp.                              8,092           250,043
First Health Group Corp./1/                          9,559           249,968
ALLETE Inc.                                          9,122           249,760
International Rectifier Corp./1/                     6,662           249,425
Harris Corp.                                         6,958           249,027
Iron Mountain Inc./1/                                6,879           246,956
Valspar Corp. (The)                                  5,284           246,499
Dana Corp.                                          15,961           246,278
Bausch & Lomb Inc.                                   5,576           246,180
NVIDIA Corp./1/                                     15,469           246,127
GTECH Holdings Corp.                                 5,733           245,659
Foot Locker Inc.                                    15,163           245,641
Ashland Inc.                                         7,473           245,488
Krispy Kreme Doughnuts Inc./1/                       6,376           245,476
Eaton Vance Corp.                                    7,329           245,375
AMB Property Corp.                                   7,939           244,601
International Flavors & Fragrances Inc.              7,392           244,527
Williams-Sonoma Inc./1/                              9,061           244,466
Comverse Technology Inc./1/                         16,340           244,446
Outback Steakhouse Inc.                              6,452           244,337
Pharmaceutical Resources Inc./1/                     3,522           240,271
Temple-Inland Inc.                                   4,941           239,886
Deluxe Corp.                                         5,967           239,515
Northeast Utilities                                 13,353           239,286
Rent-A-Center Inc./1/                                7,391           238,729
Belo (A.H.) Corp.                                    9,738           236,146
Henry Schein Inc./1/                                 4,164           236,099

SCHEDULES OF INVESTMENTS                                                      15
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Bowater Inc.                                         5,613   $       236,083
New Plan Excel Realty Trust                         10,127           235,959
Triad Hospitals Inc./1/                              7,791           235,911
Rowan Companies Inc./1/                              9,583           235,550
Cephalon Inc./1/                                     5,126           235,386
Fastenal Co.                                         6,224           235,267
Neuberger Berman Inc.                                5,614           235,058
PMC-Sierra Inc./1/                                  17,803           234,839
UTStarcom Inc./1/                                    7,354           233,931
HON Industries Inc.                                  6,327           233,846
Berkley (W.R.) Corp.                                 6,793           232,728
DPL Inc.                                            13,545           232,297
Noble Energy Inc.                                    6,057           231,983
Hudson City Bancorp Inc.                             7,517           231,824
Foundry Networks Inc./1/                            10,776           231,792
Developers Diversified Realty Corp.                  7,747           231,403
Brunswick Corp.                                      8,982           230,658
Markel Corp./1/                                        859           229,353
Rite Aid Corp./1/                                   44,410           229,156
Mack-Cali Realty Corp.                               5,840           228,928
Cognizant Technology Solutions Corp./1/              6,254           228,083
Puget Energy Inc.                                   10,160           227,889
Jacobs Engineering Group Inc./1/                     5,041           227,349
Catellus Development Corp./1/                        9,282           226,945
Lamar Advertising Co./1/                             7,733           226,886
Viad Corp.                                           9,498           226,812
Millipore Corp./1/                                   4,918           226,523
Cooper Cameron Corp./1/                              4,899           226,383
Cypress Semiconductor Corp./1/                      12,797           226,251
Sepracor Inc./1/                                     8,174           225,112
3Com Corp./1/                                       38,032           224,389
Bemis Co.                                            5,060           224,158
Network Associates Inc./1/                          16,290           224,150
Fulton Financial Corp.                              11,131           223,510
Patterson-UTI Energy Inc./1/                         8,201           222,001
Donaldson Co. Inc.                                   4,110           221,529
ITT Educational Services Inc./1/                     4,600           220,432
Bank of Hawaii Corp.                                 6,556           220,150
Sonoco Products Co.                                 10,007           219,654
Dial Corp. (The)                                    10,189           219,471
Hospitality Properties Trust                         6,246           219,110
Emulex Corp./1/                                      8,598           218,991
United Dominion Realty Trust Inc.                   11,917           218,200
NTL Inc./1/                                          4,623           217,836
Weingarten Realty Investors                          4,837           217,665
Great Plains Energy Inc.                             7,166           217,273
Federated Investors Inc. Class B                     7,836           217,057
Navistar International Corp./1/                      5,814           216,746
City National Corp.                                  4,228           215,459
Investors Financial Services Corp.                   6,836           214,650
Stanley Works (The)                                  7,240           213,725
Wilmington Trust Corp.                               6,947           213,690
Smucker (J.M.) Co. (The)                             5,054           213,077
Chesapeake Energy Corp.                             19,445           209,617
Maytag Corp.                                         8,391           209,523
FirstMerit Corp.                                     8,468           209,498
Tektronix Inc./1/                                    8,393           207,727
American Tower Corp. Class A/1/                     20,394           206,999
ICOS Corp./1/                                        5,401           206,966
Dow Jones & Co. Inc.                                 4,364           206,635
Protective Life Corp.                                6,903           206,055
Compuware Corp./1/                                  38,406           205,856
ImClone Systems Inc./1/                              5,313           205,719
Cullen/Frost Bankers Inc.                            5,514           205,286
Pentair Inc.                                         5,145           205,131
Novell Inc./1/                                      38,415           204,752
Autodesk Inc.                                       12,003           204,291
Avnet Inc./1/                                       12,361           204,204
Apogent Technologies Inc./1/                         9,658           201,466
Pride International Inc./1/                         11,838           200,654
OGE Energy Corp.                                     8,872           200,418
Macerich Co. (The)                                   5,302           200,150
ADC Telecommunications Inc./1/                      85,541           199,311
Precision Castparts Corp.                            5,673           199,122
Allied Waste Industries Inc./1/                     18,341           198,083
Sky Financial Group Inc.                             8,797           198,020
Zebra Technologies Corp. Class A/1/                  3,824           197,204
Webster Financial Corp.                              4,918           196,130

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Big Lots Inc./1/                                    12,385   $       195,807
Ryland Group Inc.                                    2,667           194,984
United States Steel Corp.                           10,576           194,387
Arrow Electronics Inc./1/                           10,556           194,125
Reynolds & Reynolds Co. (The) Class A                7,046           194,117
Hubbell Inc. Class B                                 5,303           193,506
Education Management Corp./1/                        3,345           192,906
DaVita Inc./1/                                       6,060           192,890
Performance Food Group Co./1/                        4,735           192,762
HCC Insurance Holdings Inc.                          6,565           190,910
AMR Corp./1/                                        16,649           190,631
Cabot Corp.                                          6,672           190,219
BancorpSouth Inc.                                    8,633           189,063
Mandalay Resort Group                                4,772           189,019
CBRL Group Inc.                                      5,325           188,931
Graco Inc.                                           5,021           188,539
BorgWarner Inc.                                      2,772           188,080
AGL Resources Inc.                                   6,658           187,556
Andrew Corp./1/                                     15,249           187,410
Alliant Techsystems Inc./1/                          3,894           187,107
ARAMARK Corp. Class B/1/                             7,470           186,974
Calpine Corp./1/                                    38,138           186,495
Circuit City Stores Inc.                            19,546           186,273
PerkinElmer Inc.                                    12,151           186,032
Martin Marietta Materials Inc.                       5,103           186,004
First American Corp.                                 7,467           185,928
Advanced Fibre Communications Inc./1/                8,863           185,857
Integrated Circuit Systems Inc./1/                   6,175           185,497
Certegy Inc.                                         5,761           184,986
Washington Federal Inc.                              7,319           184,512
Independence Community Bank Corp.                    5,275           184,256
Pier 1 Imports Inc.                                  9,574           184,204
Waddell & Reed Financial Inc. Class A                7,809           184,058
Cheesecake Factory (The)/1/                          5,085           183,924
Corporate Executive Board Co. (The)/1/               3,915           183,809
Philadelphia Suburban Corp.                          7,619           183,466
Cytyc Corp./1/                                      12,195           183,413
Applebee's International Inc.                        5,806           182,773
Hormel Foods Corp.                                   7,948           182,645
PacifiCare Health Systems Inc./1/                    3,739           182,463
Advance Auto Parts Inc./1/                           2,569           182,142
Lee Enterprises Inc.                                 4,708           182,058
Vectren Corp.                                        7,699           181,850
StanCorp Financial Group Inc.                        3,165           181,829
Chelsea Property Group Inc.                          3,791           181,589
Pan Pacific Retail Properties Inc.                   4,221           181,503
Newfield Exploration Co./1/                          4,694           181,048
Colonial BancGroup Inc. (The)                       12,516           180,731
Renal Care Group Inc./1/                             5,285           180,483
Overture Services Inc./1/                            6,747           178,728
Lubrizol Corp.                                       5,491           178,183
Rayonier Inc.                                        4,384           177,990
Nationwide Financial Services Inc.                   5,667           177,604
Human Genome Sciences Inc./1/                       12,997           177,539
Weight Watchers International Inc./1/                4,256           177,050
Entercom Communications Corp./1/                     3,950           177,039
Smithfield Foods Inc./1/                             9,206           176,755
Polycom Inc./1/                                     10,611           176,249
Roslyn Bancorp Inc.                                  7,494           175,959
Titan Corp. (The)/1/                                 8,427           175,619
Atmel Corp./1/                                      43,649           175,032
Ryder System Inc.                                    5,966           174,923
Herman Miller Inc.                                   7,673           174,714
Edwards Lifesciences Corp./1/                        6,448           174,612
Reebok International Ltd.                            5,220           174,505
Federal Realty Investment Trust                      4,731           174,385
Snap-On Inc.                                         6,296           174,084
Arden Realty Inc.                                    6,233           174,025
Thornburg Mortgage Inc.                              6,797           172,168
Fisher Scientific International Inc./1/              4,329           171,818
Stericycle Inc./1/                                   3,625           170,991
FNB Corp. (Florida)                                  4,955           170,948
RF Micro Devices Inc./1/                            18,264           169,673
Hawaiian Electric Industries Inc.                    3,892           169,419

SCHEDULES OF INVESTMENTS                                                      17
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lyondell Chemical Co.                               13,165   $       168,249
Del Monte Foods Co./1/                              19,286           167,981
Sirius Satellite Radio Inc./1/                      91,560           167,555
Tech Data Corp./1/                                   5,422           167,269
CNF Inc.                                             5,218           167,237
Steris Corp./1/                                      7,250           166,895
National Fuel Gas Co.                                7,300           166,805
Polaris Industries Inc.                              2,247           166,615
Fairchild Semiconductor International
 Inc. Class A/1/                                    10,044           166,530
Neurocrine Biosciences Inc./1/                       3,362           166,486
Harsco Corp.                                         4,320           166,190
Nicor Inc.                                           4,725           166,037
Cummins Inc.                                         3,732           165,813
CarrAmerica Realty Corp.                             5,549           165,638
Hudson United Bancorp                                4,708           165,580
Shurgard Storage Centers Inc. Class A                4,683           165,310
CenterPoint Properties Corp.                         2,414           164,418
SICOR Inc./1/                                        8,492           163,726
BRE Properties Inc. Class A                          4,957           163,482
Borders Group Inc./1/                                8,640           163,469
Transatlantic Holdings Inc.                          2,290           162,865
Annaly Mortgage Management Inc.                      9,881           162,246
Tidewater Inc.                                       5,731           162,187
Avid Technology Inc./1/                              3,060           161,690
XM Satellite Radio Holdings Inc. Class A/1/         10,400           161,512
Neiman-Marcus Group Inc. Class A/1/                  3,854           160,712
Delta Air Lines Inc.                                12,076           160,611
Medicis Pharmaceutical Corp. Class A                 2,735           160,271
Apria Healthcare Group Inc./1/                       5,847           160,091
ONEOK Inc.                                           7,937           160,089
Macromedia Inc./1/                                   6,461           159,845
AmeriCredit Corp./1/                                15,504           159,691
Peoples Energy Corp.                                 3,850           159,313
Teleflex Inc.                                        3,661           158,997
RPM International Inc.                              12,162           158,836
Meredith Corp.                                       3,436           158,640
Pixar Inc./1/                                        2,381           158,479
National-Oilwell Inc./1/                             8,724           158,253
Cablevision Systems Corp./1/                         8,728           157,977
Cytec Industries Inc./1/                             4,326           157,899
Sybase Inc./1/                                       9,276           157,785
MONY Group Inc. (The)                                4,835           157,379
Brown & Brown Inc.                                   5,092           156,732
Conexant Systems Inc./1/                            27,589           156,154
Ruby Tuesday Inc.                                    6,468           155,943
Leucadia National Corp.                              4,116           155,791
O'Reilly Automotive Inc./1/                          4,232           155,611
Louisiana-Pacific Corp./1/                          11,273           155,342
Coors (Adolf) Company Class B                        2,884           155,044
Pacific Sunwear of California Inc./1/                7,502           154,991
Westamerica Bancorp                                  3,486           154,953
BISYS Group Inc. (The)/1/                           11,735           154,315
Old National Bancorp                                 6,876           153,679
Varco International Inc./1/                          9,071           153,391
First Midwest Bancorp Inc.                           5,150           153,006
Unitrin Inc.                                         5,017           152,818
Applied Micro Circuits Corp./1/                     31,239           152,134
Cymer Inc./1/                                        3,666           151,039
Zale Corp./1/                                        3,378           150,017
Hunt (J.B.) Transport Services Inc./1/               5,764           149,979
Raymond James Financial Inc.                         4,119           149,726
Saks Inc./1/                                        12,887           148,587
Rambus Inc./1/                                       8,843           148,386
AnnTaylor Stores Corp./1/                            4,612           148,230
BJ's Wholesale Club Inc./1/                          7,625           147,696
AmerUs Group Co.                                     4,327           147,118
ResMed Inc./1/                                       3,339           146,849
Ingram Micro Inc. Class A/1/                        11,242           146,708
Whitney Holding Corp.                                4,311           146,574
Regis Corp.                                          4,562           146,440
DeVry Inc./1/                                        6,182           146,266
Reliant Resources Inc./1/                           28,450           145,664
Toll Brothers Inc./1/                                4,778           145,347
York International Corp.                             4,202           145,347
American Capital Strategies Ltd.                     5,831           144,959

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Take-Two Interactive Software Inc./1/                4,241   $       144,915
Sonus Networks Inc./1/                              20,896           144,809
Cree Inc./1/                                         7,818           144,789
Covance Inc./1/                                      6,465           144,687
Respironics Inc./1/                                  3,441           143,765
Park National Corp.                                  1,283           143,568
Skyworks Solutions Inc./1/                          15,767           143,480
Claire's Stores Inc.                                 4,288           143,476
Service Corp. International/1/                      31,393           143,466
Brocade Communications Systems Inc./1/              27,370           142,871
Realty Income Corp.                                  3,598           142,661
Charles River Laboratories International
 Inc./1/                                             4,632           142,156
IDEXX Laboratories Inc./1/                           3,334           141,662
Carlisle Companies Inc.                              3,233           141,023
AptarGroup Inc.                                      3,834           140,669
WGL Holdings Inc.                                    5,098           140,603
Healthcare Realty Trust Inc.                         4,378           140,008
Helmerich & Payne Inc.                               5,356           140,006
Trustmark Corp.                                      5,155           139,855
Integrated Device Technology Inc./1/                11,254           139,775
International Speedway Corp. Class A                 3,175           139,351
Mills Corp.                                          3,536           139,142
AMETEK Inc.                                          3,244           139,038
INAMED Corp./1/                                      1,891           138,894
Vitesse Semiconductor Corp./1/                      21,700           138,880
99 Cents Only Stores/1/                              4,290           138,739
HRPT Properties Trust                               15,148           138,453
Silicon Laboratories Inc./1/                         3,069           137,952
TECHNE Corp./1/                                      4,328           137,587
Owens-Illinois Inc./1/                              12,039           137,485
WPS Resources Corp.                                  3,332           137,278
Briggs & Stratton Corp.                              2,335           137,205
Allmerica Financial Corp./1/                         5,754           137,003
Church & Dwight Co. Inc.                             3,908           136,741
ADTRAN Inc.                                          2,234           136,676
Amkor Technology Inc./1/                             9,602           136,444
Gen-Probe Inc./1/                                    2,517           136,346
Affiliated Managers Group Inc./1/                    2,169           136,213
Camden Property Trust                                3,543           136,157
Highwoods Properties Inc.                            5,695           135,883
Fred's Inc.                                          4,105           135,301
Kennametal Inc.                                      3,617           135,276
Abgenix Inc./1/                                      9,329           135,177
IndyMac Bancorp Inc.                                 5,809           134,595
Avocent Corp./1/                                     4,442           134,548
Forest City Enterprises Inc. Class A                 3,075           134,531
First Industrial Realty Trust Inc.                   4,179           134,021
Mettler Toledo International Inc./1/                 3,727           133,986
Accredo Health Inc./1/                               4,782           133,848
Protein Design Labs Inc./1/                          9,651           133,763
AGCO Corp./1/                                        7,739           132,646
Andrx Group/1/                                       7,140           132,161
Energen Corp.                                        3,651           132,093
CACI International Inc. Class A/1/                   3,067           131,421
Cooper Companies Inc.                                3,212           130,889
CheckFree Corp./1/                                   6,543           130,860
Red Hat Inc./1/                                     12,935           130,644
Piedmont Natural Gas Co.                             3,340           130,260
BearingPoint Inc./1/                                16,254           129,707
Jeffries Group Inc.                                  4,492           129,145
FMC Technologies Inc./1/                             5,998           128,477
Crane Co.                                            5,487           128,451
Reckson Associates Realty Corp.                      5,558           128,445
Martek Biosciences Corp./1/                          2,436           128,304
South Financial Group Inc. (The)                     5,153           128,258
UCBH Holdings Inc.                                   4,242           128,236
Ventas Inc.                                          7,469           127,869
NBTY Inc./1/                                         5,462           127,538
Gateway Inc./1/                                     22,521           127,469
Oshkosh Truck Corp.                                  3,214           127,307
UGI Corp.                                            4,400           127,292
American Greetings Corp. Class A/1/                  6,540           127,072
OSI Pharmaceuticals Inc./1/                          3,913           127,055
Alexander & Baldwin Inc.                             4,520           126,922
ICN Pharmaceuticals Inc.                             7,388           126,778

SCHEDULES OF INVESTMENTS                                                      19
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Standard-Pacific Corp.                               3,333   $       126,321
Metro-Goldwyn-Mayer Inc./1/                          8,232           126,279
La-Z-Boy Inc.                                        5,674           125,963
Scotts Co. (The) Class A/1/                          2,300           125,810
Wiley (John) & Sons Inc. Class A                     4,837           125,714
Roper Industries Inc.                                2,881           125,468
National Instruments Corp.                           3,111           125,218
Westar Energy Inc.                                   6,781           125,109
Health Care REIT Inc.                                4,053           125,035
DoubleClick Inc./1/                                 11,596           124,889
Citizens Banking Corp.                               4,709           124,365
Barnes & Noble Inc./1/                               4,892           124,306
Key Energy Services Inc./1/                         12,864           124,138
Ethan Allen Interiors Inc.                           3,438           123,768
Allegheny Energy Inc./1/                            13,526           123,628
Mentor Graphics Corp./1/                             7,042           123,446
Mercury General Corp.                                2,755           123,369
Provident Financial Group Inc.                       4,394           122,856
Atmos Energy Corp.                                   5,131           122,836
Henry (Jack) & Associates Inc.                       7,053           122,652
McDATA Corp. Class A/1/                             10,244           122,621
Ascential Software Corp./1/                          6,609           122,465
Affymetrix Inc./1/                                   5,821           122,183
United Stationers Inc./1/                            3,238           122,008
Swift Transportation Co. Inc./1/                     5,356           121,528
Harte-Hanks Inc.                                     6,560           120,966
Polo Ralph Lauren Corp.                              4,498           120,636
Dade Behring Holdings Inc./1/                        4,265           120,486
ArvinMeritor Inc.                                    6,759           120,378
MGI Pharma Inc./1/                                   3,064           120,293
Furniture Brands International Inc./1/               4,981           120,042
Imation Corp.                                        3,669           119,793
Lancaster Colony Corp.                               3,012           119,787
Intergraph Corp./1/                                  5,139           119,636
United Bancshares Inc.                               3,989           119,471
Phoenix Companies Inc.                              10,341           119,439
PETCO Animal Supplies Inc./1/                        3,823           119,278
Beazer Homes USA Inc./1/                             1,411           119,088
NetScreen Technologies Inc./1/                       5,342           118,753
Pharmaceutical Product Development Inc./1/           4,943           118,583
KEMET Corp./1/                                       9,305           118,546
Radio One Inc. Class D/1/                            8,220           118,039
Packaging Corporation of America/1/                  6,078           118,035
Patina Oil & Gas Corp.                               3,257           118,034
Commercial Federal Corp.                             4,831           117,635
Airtran Holdings Inc./1/                             7,017           117,535
Home Properties of New York Inc.                     2,996           117,443
OfficeMax Inc./1/                                   12,503           117,153
Washington Real Estate Investment Trust              4,035           117,015
Station Casinos Inc.                                 3,820           116,892
Readers Digest Association Inc. (The)                8,345           116,747
Staten Island Bancorp Inc.                           5,996           116,622
Corn Products International Inc.                     3,645           116,093
Lafarge North America Inc.                           3,334           116,023
Semtech Corp./1/                                     6,266           115,670
Toro Co.                                             2,558           115,110
Medicines Co. (The)/1/                               4,420           114,920
Continental Airlines Inc. Class B/1/                 6,927           114,850
Community Health Systems Inc./1/                     5,284           114,663
International Bancshares Corp.                       2,765           114,609
Friedman, Billings, Ramsey Group, Inc.
 Class A                                             6,639           114,523
Crescent Real Estate Equities Co.                    7,874           114,173
Valassis Communications Inc./1/                      4,324           114,154
McClatchy Co. (The) Class A                          1,918           114,083
Boise Cascade Corp.                                  4,125           113,850
Duquesne Light Holdings Inc.                         7,339           113,754
Pediatrix Medical Group Inc./1/                      2,466           113,559
Varian Semiconductor Equipment Associates
 Inc./1/                                             3,030           113,474
First Niagara Financial Group Inc.                   7,504           113,310
Charter Communications Inc. Class A/1/              27,496           113,284
Greater Bay Bancorp                                  5,446           113,277
Trizec Properties Inc.                               9,238           113,258
Getty Images Inc./1/                                 3,211           112,899

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
P.F. Chang's China Bistro Inc./1/                    2,476   $       112,287
Electronics For Imaging Inc./1/                      4,804           112,029
Activision Inc./1/                                   9,373           112,007
Western Wireless Corp. Class A/1/                    6,004           111,915
PNM Resources Inc.                                   3,990           111,880
Crown Holdings Inc./1/                              16,562           111,793
Kronos Inc./1/                                       2,109           111,587
IKON Office Solutions Inc.                          15,243           111,426
Panera Bread Co. Class A/1/                          2,718           111,329
Extended Stay America Inc./1/                        7,446           111,169
Southwest Bancorp of Texas Inc.                      3,041           111,027
Gemstar-TV Guide International Inc./1/              23,463           110,980
Hot Topic Inc./1/                                    4,922           110,942
Benchmark Electronics Inc./1/                        2,621           110,790
Cabot Microelectronics Corp./1/                      1,986           110,700
Pacific Capital Bancorp                              3,628           110,618
Community First Bankshares Inc.                      4,185           110,610
Arbitron Inc./1/                                     3,132           110,560
Hyperion Solutions Corp./1/                          3,827           110,485
Cooper Tire & Rubber Co.                             6,960           110,455
IGEN International Inc./1/                           1,908           110,282
Black Hills Corp.                                    3,572           110,232
First Bancorp                                        3,578           110,023
Susquehanna Bancshares Inc.                          4,279           109,970
St. Joe Company (The)                                3,423           109,810
Airgas Inc.                                          6,152           109,506
Lexar Media Inc./1/                                  6,411           109,243
Total System Services Inc.                           4,129           108,799
Chittenden Corp.                                     3,650           108,587
Legato Systems Inc./1/                               9,684           108,558
CBL & Associates Properties Inc.                     2,166           108,083
Essex Property Trust Inc.                            1,723           108,049
Idex Corp.                                           2,963           107,972
Acxiom Corp./1/                                      6,825           107,562
Tetra Tech Inc./1/                                   5,397           107,454
Cousins Properties Inc.                              3,859           107,087
Callaway Golf Co.                                    7,497           106,982
Strayer Education Inc.                               1,106           106,961
Downey Financial Corp.                               2,287           106,872
East West Bancorp Inc.                               2,499           106,832
SkyWest Inc.                                         6,162           106,726
Erie Indemnity Co. Class A                           2,743           106,703
Dycom Industries Inc./1/                             5,224           106,517
Amphenol Corp. Class A/1/                            2,043           106,338
New Jersey Resources Corp.                           2,943           106,066
EarthLink Inc./1/                                   12,875           105,961
Evergreen Resources Inc./1/                          3,914           105,678
M.D.C. Holdings Inc.                                 1,954           105,516
Grant Prideco Inc./1/                               10,337           105,334
United Online Inc./1/                                3,031           105,236
Universal Corp.                                      2,495           105,114
Media General Inc. Class A                           1,720           105,092
IDACORP Inc.                                         4,110           104,805
Dynegy Inc. Class A/1/                              29,076           104,674
Goodyear Tire & Rubber Co. (The)                    15,835           104,036
Arch Coal Inc.                                       4,663           103,565
Global Payments Inc.                                 2,873           103,428
Waste Connections Inc./1/                            2,945           103,340
Trinity Industries Inc.                              3,996           103,297
CLARCOR Inc.                                         2,646           103,194
Linens 'N Things Inc./1/                             4,336           103,110
CMS Energy Corp.                                    13,988           103,092
Diamond Offshore Drilling Inc.                       5,388           102,911
Flowserve Corp./1/                                   5,062           102,759
Thor Industries Inc.                                 1,902           102,746
Hovnanian Enterprises Inc. Class A/1/                1,589           102,284
Regency Centers Corp.                                2,773           102,185
Invacare Corp.                                       2,716           102,067
SL Green Realty Corp.                                2,820           101,830
Bob Evans Farms Inc.                                 3,812           101,819
IDT Corp./1/                                         5,750           101,660
Brink's Co. (The)                                    5,849           101,539
Nationwide Health Properties Inc.                    5,793           101,320
OmniVision Technologies Inc./1/                      2,398           101,292
Alliance Gaming Corp./1/                             4,990           101,197
LifePoint Hospitals Inc./1/                          4,205           101,130
Hercules Inc./1/                                     8,923           101,098
Investment Technology Group Inc./1/                  5,218           100,081
University of Phoenix Online/1/                      1,503           100,070

SCHEDULES OF INVESTMENTS                                                      21
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                           3,213   $        99,732
Florida Rock Industries Inc.                         2,009            99,646
Commerce Group Inc.                                  2,623            99,569
Sybron Dental Specialties Inc./1/                    3,971            99,553
Minerals Technologies Inc.                           1,948            99,153
Documentum Inc./1/                                   4,644            98,964
Prentiss Properties Trust                            3,187            98,797
Varian Inc./1/                                       3,153            98,752
Cincinnati Bell Inc./1/                             19,338            98,430
AMERIGROUP Corp./1/                                  2,201            98,231
Post Properties Inc.                                 3,592            97,810
Mentor Corp.                                         4,284            97,675
CEC Entertainment Inc./1/                            2,489            97,569
Alexandria Real Estate Equities Inc.                 2,023            97,165
Tractor Supply Co./1/                                2,958            97,052
Banta Corp.                                          2,683            96,588
Vertex Pharmaceuticals Inc./1/                       7,828            96,284
American National Insurance Co.                      1,132            96,277
Landstar System Inc./1/                              1,573            95,984
Sonic Corp./1/                                       3,793            95,887
Peabody Energy Corp.                                 3,037            95,271
TrustCo Bank Corp. NY                                7,685            94,987
Blyth Inc.                                           3,516            94,862
Talbots Inc. (The)                                   2,698            94,025
GATX Corp.                                           4,441            93,927
Forest Oil Corp./1/                                  3,913            93,716
LandAmerica Financial Group Inc.                     2,043            93,651
Gartner Inc. Class A/1/                              8,472            93,361
Sylvan Learning Systems Inc./1/                      3,421            93,325
Advanced Digital Information Corp./1/                6,652            93,261
Odyssey Healthcare Inc./1/                           3,121            93,068
Visteon Corp.                                       14,079            92,921
USF Corp.                                            2,944            92,648
Plantronics Inc./1/                                  3,871            92,401
Silicon Valley Bancshares/1/                         3,344            92,395
Hollywood Entertainment Corp./1/                     5,434            92,378
Payless ShoeSource Inc./1/                           7,125            92,198
Werner Enterprises Inc.                              4,004            91,732
Dillards Inc. Class A                                6,555            91,639
Potlatch Corp.                                       3,079            91,508
La Quinta Corp./1/                                  14,684            91,481
Cerner Corp./1/                                      2,962            91,437
Scholastic Corp./1/                                  3,175            91,408
Bio-Rad Laboratories Inc. Class A/1/                 1,792            91,392
Tom Brown Inc./1/                                    3,547            91,158
Cognex Corp.                                         3,462            91,016
Worthington Industries Inc.                          7,227            90,771
Southern Union Co./1/                                5,324            90,508
FactSet Research Systems Inc.                        2,037            90,341
PepsiAmericas Inc.                                   6,225            90,200
Yellow Corp./1/                                      3,014            90,058
Albemarle Corp.                                      3,271            89,789
BlackRock Inc.                                       1,832            89,768
Loews Corporation - Carolina Group                   3,896            89,608
Superior Industries International Inc.               2,208            89,534
Texas Regional Bancshares Inc. Class A               2,648            89,476
FMC Corp./1/                                         3,545            89,334
Sensient Technologies Corp.                          4,249            89,229
Men's Wearhouse Inc. (The)/1/                        3,474            89,108
Delta & Pine Land Co.                                3,847            88,519
Brookline Bancorp Inc.                               6,000            88,320
Owens & Minor Inc.                                   3,664            88,302
MPS Group Inc./1/                                    9,806            88,254
Kellwood Co.                                         2,634            88,107
Ralcorp Holdings Inc./1/                             3,179            88,058
Quiksilver Inc./1/                                   5,509            87,869
Alkermes Inc./1/                                     6,403            87,849
Mueller Industries Inc./1/                           3,447            87,726
Albany International Corp. Class A                   2,842            87,647
Flir Systems Inc./1/                                 3,412            87,415
Applera Corp. - Celera Genomics Group/1/             7,471            87,336
Provident Financial Services Inc.                    4,558            87,331
Sycamore Networks Inc./1/                           17,729            86,872
Emmis Communications Corp./1/                        4,298            86,734
United Rentals Inc./1/                               5,389            86,709

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Axcelis Technologies Inc./1/                        10,493   $        86,672
Crown Castle International Corp./1/                  9,189            86,468
Enterasys Networks Inc./1/                          21,603            86,412
InterDigital Communications Corp./1/                 5,741            86,115
Adaptec Inc./1/                                     11,366            85,927
Power Integrations Inc./1/                           2,577            85,659
Gables Residential Trust                             2,638            85,260
Donnelley (R.H.) Corp./1/                            2,107            85,144
Cimarex Energy Co./1/                                4,337            85,005
Christopher & Banks Corp.                            3,556            84,846
LNR Property Corp.                                   2,070            84,766
Timberland Co. Class A/1/                            1,985            84,680
Impac Mortgage Holdings Inc.                         5,221            84,528
Massey Energy Co.                                    6,350            84,455
Terex Corp./1/                                       4,553            84,367
GlobeSpanVirata Inc./1/                             11,676            84,301
UMB Financial Corp.                                  1,787            84,293
SCP Pool Corp./1/                                    3,027            84,211
Thoratec Corp./1/                                    4,956            84,202
NPS Pharmaceuticals Inc./1/                          3,019            84,079
Wolverine World Wide Inc.                            4,332            84,041
Perrigo Co.                                          6,583            83,802
Flowers Foods Inc.                                   3,673            83,744
Diagnostic Products Corp.                            2,305            83,741
Olin Corp.                                           5,279            83,514
Tootsie Roll Industries Inc.                         2,690            83,390
Commonwealth Telephone Enterprises Inc./1/           2,076            83,310
Macrovision Corp./1/                                 4,504            83,189
Zoran Corp./1/                                       4,266            83,187
Hughes Supply Inc.                                   2,562            83,137
Corrections Corp. of America/1/                      3,364            82,990
Knight Trading Group Inc./1/                         7,247            82,978
ADVO Inc./1/                                         1,993            82,969
American Eagle Outfitters Inc./1/                    5,583            82,963
Great Lakes Chemical Corp.                           4,113            82,712
Charter Municipal Mortgage Acceptance Co.            4,500            82,710
Premcor Inc./1/                                      3,566            82,624
First Commonwealth Financial Corp.                   6,265            82,447
Taubman Centers Inc.                                 4,204            82,398
Ariba Inc./1/                                       27,097            82,375
Harland (John H.) Co.                                3,112            82,375
Ohio Casualty Corp./1/                               5,667            82,172
Yankee Candle Co. Inc. (The)/1/                      3,220            82,046
Wilson Greatbatch Technologies Inc./1/               2,270            81,834
Stone Energy Corp./1/                                2,319            81,814
American Axle & Manufacturing Holdings Inc./1/       2,757            81,552
Cox Radio Inc. Class A/1/                            3,726            81,488
Selective Insurance Group Inc.                       2,724            81,066
W Holding Co. Inc.                                   4,504            80,622
People's Bank                                        2,689            80,509
Engineered Support Systems Inc.                      1,330            80,465
Cost Plus Inc./1/                                    2,172            80,190
Hutchinson Technology Inc./1/                        2,411            79,804
Avista Corp.                                         5,108            79,583
Philadelphia Consolidated Holding Corp./1/           1,721            79,510
S&T Bancorp Inc.                                     2,783            79,316
Blockbuster Inc.                                     3,775            79,275
CSG Systems International Inc./1/                    5,366            79,256
Rare Hospitality International Inc./1/               3,178            79,164
Chemical Financial Corp.                             2,557            79,139
Northwest Natural Gas Co.                            2,723            78,967
Alleghany Corp./1/                                     404            78,881
LaBranche & Co. Inc.                                 5,402            78,869
Openwave Systems Inc./1/                            18,683            78,842
AVX Corp.                                            5,754            78,772
Fremont General Corp.                                6,197            78,764
Matthews International Corp. Class A                 2,979            78,675
TriQuint Semiconductor Inc./1/                      14,047            78,663
Cabot Oil & Gas Corp.                                3,021            78,546
New Century Financial Corp.                          2,767            78,361
Capital Automotive                                   2,558            78,045
Acuity Brands Inc.                                   4,321            78,037

SCHEDULES OF INVESTMENTS                                                      23
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Reinsurance Group of America Inc.                    1,915   $        78,036
Tekelec/1/                                           4,997            78,003
Winn-Dixie Stores Inc.                               8,083            78,001
KV Pharmaceuticals Co./1/                            3,447            77,557
Cray Inc./1/                                         7,056            77,475
MAF Bancorp Inc.                                     2,028            77,470
Vicuron Pharmaceuticals Inc./1/                      4,370            77,349
Dionex Corp./1/                                      1,963            77,264
CNET Networks Inc./1/                               10,897            77,151
Western Gas Resources Inc.                           2,028            77,064
VISX Inc./1/                                         4,038            76,924
Republic Bancorp Inc.                                5,766            76,803
Technitrol Inc./1/                                   4,171            76,788
Brooks Automation Inc./1/                            3,670            76,703
St. Mary Land & Exploration Co.                      3,027            76,644
Ligand Pharmaceuticals Inc. Class B/1/               5,934            76,489
Lincoln Electric Holding Inc.                        3,442            76,447
Kilroy Realty Corp.                                  2,674            76,343
Parametric Technology Corp./1/                      24,456            76,303
Pep Boys-Manny, Moe & Jack Inc.                      4,982            76,225
Thomas & Betts Corp./1/                              4,806            76,175
Southwest Gas Corp.                                  3,350            76,045
Timken Co. (The)                                     4,982            75,926
Liberty Corp.                                        1,807            75,804
Priority Healthcare Corp. Class B/1/                 3,690            75,793
VCA Antech Inc./1/                                   3,218            75,784
CAL Dive International Inc./1/                       3,897            75,758
NII Holdings Inc. Class B/1/                         1,266            75,568
Marvel Enterprises Inc./1/                           3,385            75,316
Lattice Semiconductor Corp./1/                      10,571            75,160
Alaska Air Group Inc./1/                             2,700            75,114
Tupperware Corp.                                     5,606            75,008
FirstFed Financial Corp./1/                          1,898            74,971
Delphi Financial Group Inc. Class A                  1,610            74,897
Coherent Inc./1/                                     3,040            74,875
IMC Global Inc.                                     11,677            74,850
FTI Consulting Inc./1/                               4,313            74,831
CH Energy Group Inc.                                 1,698            74,712
RSA Security Inc./1/                                 5,225            74,613
Black Box Corp.                                      1,871            74,485
Copart Inc./1/                                       6,890            74,412
Digital River Inc./1/                                2,720            74,392
Federal Signal Corp.                                 4,988            74,321
LeapFrog Enterprises Inc./1/                         1,955            74,290
Joy Global Inc./1/                                   4,721            74,120
Fuller (H.B.) Co.                                    3,052            74,072
American Financial Group Inc.                        3,402            73,993
Ferro Corp.                                          3,464            73,991
Unit Corp./1/                                        3,922            73,890
FileNET Corp./1/                                     3,670            73,657
Cleco Corp.                                          4,504            73,595
Heartland Express Inc.                               3,059            73,477
Anixter International Inc./1/                        3,226            73,456
Provident Bankshares Corp.                           2,589            73,139
Harleysville Group Inc.                              3,134            73,054
Micrel Inc./1/                                       5,970            72,774
Capitol Federal Financial                            2,477            72,725
NDCHealth Corp.                                      3,461            72,508
Credence Systems Corp./1/                            6,300            72,450
United Defense Industries Inc./1/                    2,550            72,395
Kaydon Corp.                                         3,045            72,288
Cathay Bancorp Inc.                                  1,632            72,216
Advanced Neuromodulation Systems Inc./1/             1,807            72,099
Washington Group International Inc./1/               2,671            71,983
Silicon Storage Technology Inc./1/                   8,213            71,864
Genesis Health Ventures Inc./1/                      2,952            71,586
Perot Systems Corp. Class A/1/                       7,109            71,090
Nektar Therapeutics/1/                               5,544            70,963
Alpharma Inc. Class A                                3,804            70,754
MacDermid Inc.                                       2,674            70,727
Insight Enterprises Inc./1/                          4,646            70,712
Extreme Networks Inc./1/                            11,188            70,596
Crompton Corp.                                      12,146            70,568
Columbia Sportswear Co./1/                           1,334            70,369
Brandywine Realty Trust                              2,736            70,288
Cyberonics Inc./1/                                   2,275            70,206
Commercial Net Lease Realty Inc.                     4,116            70,095

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Aquila Inc./1/                                      20,738   $        70,094
ATMI Inc./1/                                         2,773            70,074
Watson Wyatt & Co. Holdings/1/                       3,110            70,006
Maverick Tube Corp./1/                               4,508            69,964
Otter Tail Corp.                                     2,666            69,689
Unova Inc./1/                                        4,745            69,514
AmSurg Corp./1/                                      2,105            69,444
CVB Financial Corp.                                  3,649            69,331
THQ Inc./1/                                          4,222            69,325
Progress Software Corp./1/                           3,224            69,316
Interstate Bakeries Corp.                            4,614            69,210
Trimble Navigation Ltd./1/                           2,988            69,172
Cumulus Media Inc. Class A/1/                        4,053            69,104
Hearst-Argyle Television Inc./1/                     2,849            68,946
Hancock Holding Co.                                  1,395            68,843
PSS World Medical Inc./1/                            7,760            68,831
Urban Outfitters Inc./1/                             2,634            68,642
BOK Financial Corp./1/                               1,820            68,559
Wintrust Financial Corp.                             1,815            68,371
Southwestern Energy Co./1/                           3,775            68,328
Sports Authority Inc. (The)/1/                       2,168            68,205
ILEX Oncology Inc./1/                                4,102            68,134
SEACOR SMIT Inc./1/                                  1,881            68,036
USG Corp./1/                                         3,943            67,977
j2 Global Communications Inc./1/                     1,796            67,943
Lennox International Inc.                            4,646            67,878
Westport Resources Corp./1/                          2,883            67,866
Borland Software Corp./1/                            7,365            67,832
Kansas City Southern Industries Inc./1/              6,124            67,793
DSP Group Inc./1/                                    2,718            67,705
NBT Bancorp Inc.                                     3,338            67,595
Plexus Corp./1/                                      4,349            67,583
Group 1 Automotive Inc./1/                           1,956            67,560
Georgia Gulf Corp.                                   2,891            67,505
Waypoint Financial Corp.                             3,372            67,440
Colonial Properties Trust                            1,871            67,412
Charming Shoppes Inc./1/                            11,801            67,384
Lexington Corp. Properties Trust                     3,511            67,271
Longs Drug Stores Corp.                              3,340            67,234
AMCORE Financial Inc.                                2,669            67,152
First Citizens BancShares Inc. Class A                 635            67,119
Curtiss-Wright Corp.                                   949            67,018
Chateau Communities Inc.                             2,251            66,990
Province Healthcare Co./1/                           5,166            66,900
Pacific Northwest Bancorp                            1,874            66,808
eResearch Technology Inc./1/                         1,917            66,769
American Italian Pasta Co. Class A/1/                1,723            66,663
First Charter Corp.                                  3,401            66,660
CommScope Inc./1/                                    5,503            66,366
Millennium Chemicals Inc.                            6,913            66,019
Senior Housing Properties Trust                      4,580            65,998
Chiquita Brands International Inc./1/                3,725            65,932
Baldor Electric Co.                                  3,123            65,927
Keane Inc./1/                                        5,138            65,664
Nextel Partners Inc. Class A/1/                      8,338            65,453
United Natural Foods Inc./1/                         1,969            65,351
IHOP Corp.                                           1,983            65,142
Choice Hotels International Inc./1/                  2,244            65,121
Hecla Mining Co./1/                                 12,418            65,070
Kroll Inc./1/                                        3,494            64,988
EGL Inc./1/                                          3,574            64,975
Penn National Gaming Inc./1/                         3,045            64,919
United National Bancorp                              1,947            64,660
Entertainment Properties Trust                       2,154            64,620
Pennsylvania Real Estate Investment Trust            1,929            64,525
Simpson Manufacturing Co. Inc./1/                    1,578            64,524
Power-One Inc./1/                                    6,261            64,426
Photronics Inc./1/                                   3,029            64,397
Transaction Systems Architects Inc.
 Class A/1/                                          3,876            64,380
EMCOR Group Inc./1/                                  1,512            64,336
Argosy Gaming Co./1/                                 2,634            64,270
Priceline.com Inc./1/                                2,211            64,097
Ask Jeeves Inc./1/                                   3,683            64,084
Granite Construction Inc.                            3,426            63,998
Iomega Corp./1/                                      5,739            63,932
Jack in the Box Inc./1/                              3,586            63,831

SCHEDULES OF INVESTMENTS                                                      25
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Glimcher Realty Trust                                3,019   $        63,610
Genta Inc./1/                                        5,008            63,451
Telik Inc./1/                                        3,163            63,418
RealNetworks Inc./1/                                 9,675            63,371
Adolor Corp./1/                                      3,450            63,307
Novastar Financial Inc.                              1,099            63,160
Select Medical Corp./1/                              2,193            63,158
RLI Corp.                                            1,916            63,075
MICROS Systems Inc./1/                               1,845            63,007
G&K Services Inc. Class A                            1,800            63,000
Inveresk Research Group Inc./1/                      3,171            62,944
Esperion Therapeutics Inc./1/                        3,247            62,927
Endo Pharmaceuticals Holdings Inc./1/                3,077            62,925
Sun Communities Inc.                                 1,596            62,882
Ryan's Family Steak Houses Inc./1/                   4,913            62,837
Sonic Automotive Inc.                                2,609            62,773
Nordson Corp.                                        2,424            62,757
CUNO Inc./1/                                         1,599            62,665
Nuveen Investments Inc. Class A                      2,274            62,535
Ultratech Inc./1/                                    2,214            62,479
Trust Co. of New Jersey (The)                        1,952            62,464
Connetics Corp./1/                                   3,458            62,451
Grey Global Group Inc.                                  82            62,410
Entegris Inc./1/                                     5,522            62,399
Net.B@nk Inc.                                        5,004            62,300
Harbor Florida Bancshares Inc.                       2,335            62,251
City Holding Co.                                     1,874            62,217
eFunds Corp./1/                                      5,029            62,108
ProAssurance Corp./1/                                2,404            62,095
BankUnited Financial Corp. Class A/1/                2,945            62,081
WellChoice Inc./1/                                   2,060            62,068
Flagstar Bancorp Inc.                                2,704            62,057
Beverly Enterprises Inc./1/                         10,453            61,882
Brady Corp. Class A                                  1,945            61,870
CMGI Inc./1/                                        39,896            61,839
Harleysville National Corp.                          2,642            61,744
Jones Lang LaSalle Inc./1/                           3,333            61,660
Knight Transportation Inc./1/                        2,444            61,271
UniSource Energy Corp.                               3,219            61,225
National Penn Bancshares Inc.                        2,211            61,147
Connecticut Bankshares Inc.                          1,193            61,141
Newcastle Investment Corp.                           2,653            60,992
Northwest Airlines Corp./1/                          6,278            60,897
Regeneron Pharmaceuticals Inc./1/                    3,445            60,873
REMEC Inc./1/                                        5,966            60,853
Palm Inc./1/                                         3,109            60,781
Sierra Pacific Resources/1/                         12,522            60,732
NetIQ Corp./1/                                       5,082            60,679
Steel Dynamics Inc./1/                               4,004            60,621
Tecumseh Products Co. Class A                        1,622            60,517
Interactive Data Corp./1/                            3,825            60,435
Arkansas Best Corp.                                  2,194            60,335
CV Therapeutics Inc./1/                              2,741            60,302
El Paso Electric Co./1/                              5,220            60,291
Brown Shoe Co. Inc.                                  1,901            60,262
Roadway Corp.                                        1,235            60,231
Digital Insight Corp./1/                             3,022            60,138
Quanta Services Inc./1/                              7,262            60,057
Spinnaker Exploration Co./1/                         2,499            59,976
Manitowoc Co. Inc. (The)                             2,763            59,929
Fossil Inc./1/                                       2,473            59,921
Casey's General Store Inc.                           4,270            59,908
Couer D'Alene Mines Corp./1/                        19,211            59,746
Moog Inc. Class A/1/                                 1,524            59,741
Exar Corp./1/                                        4,227            59,728
Grey Wolf Inc./1/                                   17,163            59,727
BARRA Inc./1/                                        1,585            59,517
Viasys Healthcare Inc./1/                            2,945            59,489
LTX Corp./1/                                         5,283            59,487
Align Technology Inc./1/                             4,752            59,448
BankAtlantic Bancorp Inc. Class A                    4,165            59,351
Catalina Marketing Corp./1/                          3,887            59,044
Modine Manufacturing Co.                             2,479            59,000
Genlyte Group Inc. (The)/1/                          1,325            58,989
Regal Entertainment Group Class A                    3,169            58,943
Electro Scientific Industries Inc./1/                2,797            58,933
Kulicke & Soffa Industries Inc./1/                   5,404            58,579
Umpqua Holdings Corp.                                3,076            58,536

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
FEI Co./1/                                           2,503   $        58,420
CONMED Corp./1/                                      2,830            58,411
Vintage Petroleum Inc.                               5,366            58,382
United Community Banks Inc.                          2,104            58,218
Summit Properties Inc.                               2,559            58,140
Jarden Corp./1/                                      1,536            57,984
AtheroGenics Inc./1/                                 3,462            57,954
ProQuest Co./1/                                      2,203            57,939
Aeroflex Inc./1/                                     6,529            57,782
First Financial Bankshares Inc.                      1,563            57,768
Pinnacle Systems Inc./1/                             6,851            57,754
Anteon International Corp./1/                        1,887            57,742
MAXIMUS Inc./1/                                      1,676            57,738
Warnaco Group Inc. (The)/1/                          3,703            57,730
Corporate Office Properties Trust                    3,116            57,677
First Financial Bancorp                              3,903            57,569
ESCO Technologies Inc./1/                            1,263            57,176
Horace Mann Educators Corp.                          3,940            57,169
Actel Corp./1/                                       2,381            57,073
Sohu.com Inc./1/                                     1,835            57,069
MB Financial Inc.                                    1,282            56,921
Kirby Corp./1/                                       1,983            56,912
Onyx Pharmaceuticals Inc./1/                         2,639            56,870
Advanced Medical Optics Inc./1/                      3,163            56,807
American Pharmaceutical Partners Inc./1/             1,812            56,791
Eclipsys Corp./1/                                    3,547            56,717
MKS Instruments Inc./1/                              2,614            56,619
Journal Register Co./1/                              3,018            56,587
Quanex Corp.                                         1,683            56,549
Dollar Thrifty Automotive Group Inc./1/              2,486            56,482
Seacoast Financial Services Corp.                    2,723            56,393
USEC Inc.                                            8,633            56,373
Ventana Medical Systems Inc./1/                      1,398            56,339
Actuant Corp. Class A/1/                             1,003            56,318
Frontier Airlines Inc./1/                            3,416            56,227
Navigant Consulting Co./1/                           4,564            56,183
Texas Industries Inc.                                2,281            56,113
Imagistics International Inc./1/                     1,935            56,076
Wabtec Corp.                                         3,533            55,998
Manufactured Home Communities Inc.                   1,428            55,949
R&G Financial Corp. Class B                          1,916            55,947
Independent Bank Corp. (Michigan)                    1,907            55,837
Aztar Corp./1/                                       3,147            55,733
Arrow International Inc.                             2,422            55,706
US Oncology Inc./1/                                  7,614            55,658
American Management Systems Inc./1/                  4,362            55,615
MFA Mortgage Investments Inc.                        5,839            55,587
Select Comfort Corp./1/                              2,097            55,571
InfoSpace Inc./1/                                    2,720            55,515
Winnebago Industries Inc.                            1,244            55,458
Mid-State Bancshares                                 2,490            55,452
Rogers Corp./1/                                      1,781            55,247
Aeropostale Inc./1/                                  2,041            55,209
ABM Industries Inc.                                  3,890            55,043
ANSYS Inc./1/                                        1,548            55,016
Reliance Steel & Aluminum Co.                        2,478            54,987
Oceaneering International Inc./1/                    2,334            54,896
Too Inc./1/                                          3,723            54,840
American Healthways Inc./1/                          1,305            54,797
Price Communications Corp./1/                        4,414            54,734
Micromuse Inc./1/                                    6,689            54,716
WD-40 Co.                                            1,724            54,634
Tesoro Petroleum Corp./1/                            6,445            54,525
MGE Energy Inc.                                      1,800            54,468
Asyst Technologies Inc./1/                           3,868            54,423
Photon Dynamics Inc./1/                              1,867            54,423
Griffon Corp./1/                                     3,029            54,401
PolyMedica Corp.                                     2,050            54,325
Sierra Health Services Inc./1/                       2,637            54,190
WesBanco Inc.                                        2,304            54,144
Redwood Trust Inc.                                   1,276            54,102
Enzo Biochem Inc./1/                                 2,773            54,101
Hanover Compressor Co./1/                            5,460            54,054
Hollinger International Inc.                         4,373            54,007
Laclede Group Inc. (The)                             1,996            53,912
Newport Corp./1/                                     3,818            53,834
Ruddick Corp.                                        3,458            53,737

SCHEDULES OF INVESTMENTS                                                      27
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Longview Fibre Co.                                   5,496   $        53,696
Advent Software Inc./1/                              3,337            53,692
Instinet Group Inc./1/                              11,252            53,661
Community Bank System Inc.                           1,217            53,438
Tanox Inc./1/                                        2,670            53,427
Enzon Pharmaceuticals Inc./1/                        4,584            53,358
Steelcase Inc. Class A                               4,525            53,305
Allegheny Technologies Inc.                          8,120            53,186
DRS Technologies Inc./1/                             2,202            53,134
Anchor BanCorp Wisconsin Inc.                        2,259            53,041
InterMune Inc./1/                                    2,776            52,966
Bowne & Co. Inc.                                     3,537            52,878
JLG Industries Inc.                                  4,585            52,819
Heritage Property Investment Trust Inc.              1,822            52,619
UICI/1/                                              4,195            52,605
Dot Hill Systems Corp./1/                            3,815            52,494
Anworth Mortgage Asset Corp.                         3,661            52,279
Inspire Pharmaceuticals Inc./1/                      3,032            52,150
Boyd Gaming Corp.                                    3,416            52,128
Lin TV Corp. Class A/1/                              2,449            52,066
Schulman (A.) Inc.                                   3,280            52,021
United States Cellular Corp./1/                      1,784            51,914
Dime Community Bancshares                            2,253            51,819
Hudson River Bancorp Inc.                            1,610            51,729
Guitar Center Inc./1/                                1,608            51,713
Sandy Spring Bancorp Inc.                            1,584            51,512
ValueClick Inc./1/                                   6,125            51,511
Empire District Electric Co. (The)                   2,341            51,502
Manhattan Associates Inc./1/                         1,987            51,443
FelCor Lodging Trust Inc.                            4,963            51,417
Scientific Games Corp. Class A/1/                    4,501            51,356
Equity One Inc.                                      3,017            51,289
Integra LifeSciences Holdings Corp./1/               1,812            51,261
Checkpoint Systems Inc./1/                           3,241            51,208
Digene Corp./1/                                      1,250            51,075
Per-Se Technologies Inc./1/                          3,190            51,040
ElkCorp                                              2,166            51,031
Kopin Corp./1/                                       7,360            51,005
Symyx Technologies Inc./1/                           2,367            50,985
Alabama National Bancorp                             1,073            50,967
Shuffle Master Inc./1/                               1,868            50,772
TierOne Corp./1/                                     2,409            50,709
Bank Mutual Corp.                                    1,188            50,431
Tredegar Corp.                                       3,343            50,312
Corus Bankshares Inc.                                  940            50,290
UnitedGlobalCom Inc. Class A/1/                      8,226            50,261
Wausau-Mosinee Paper Corp.                           4,115            50,244
Vignette Corp./1/                                   21,820            50,186
Finish Line Inc. (The)/1/                            1,905            50,101
eSpeed, Inc./1/                                      2,215            50,081
South Jersey Industries Inc.                         1,315            49,773
CNA Financial Corp./1/                               2,367            49,754
Frontier Financial Corp.                             1,664            49,754
Houston Exploration Co./1/                           1,417            49,737
Sunrise Senior Living Inc./1/                        1,892            49,627
Mindspeed Technologies Inc./1/                       9,207            49,626
Inter-Tel Inc.                                       2,021            49,616
Alfa Corp.                                           3,959            49,567
Internet Security Systems Inc./1/                    3,961            49,512
Teledyne Technologies Inc./1/                        3,394            49,383
Magnum Hunter Resources Inc./1/                      6,166            49,266
WMS Industries Inc./1/                               2,170            49,172
Regal-Beloit Corp.                                   2,406            49,082
Six Flags Inc./1/                                    9,318            49,013
Geron Corp./1/                                       3,571            48,923
Carpenter Technology Corp.                           2,279            48,862
UIL Holdings Corp.                                   1,396            48,846
Student Loan Corp.                                     409            48,806
Veeco Instruments Inc./1/                            2,443            48,762
MicroStrategy Inc. Class A/1/                        1,052            48,403
Sterling Financial Corp. (Washington)/1/             1,719            48,390
Saxon Capital Inc./1/                                2,813            48,215
Stewart Information Services Corp./1/                1,707            48,206
Sotheby's Holdings Inc. Class A/1/                   4,441            48,052
Smith (A.O.) Corp.                                   1,715            48,037
Informatica Corp./1/                                 6,445            48,015
K-Swiss Inc. Class A                                 1,331            47,903
Dendrite International Inc./1/                       3,151            47,864

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Rayovac Corp./1/                                     3,277   $        47,844
M/I Schottenstein Homes Inc.                         1,206            47,842
Pacer International Inc./1/                          2,400            47,832
Aaron Rents Inc.                                     2,283            47,829
American Medical Systems Holdings Inc./1/            2,197            47,675
Hain Celestial Group Inc./1/                         2,629            47,664
Centene Corp./1/                                     1,568            47,652
PS Business Parks Inc.                               1,262            47,628
TBC Corp./1/                                         1,899            47,570
Mercury Computer Systems Inc./1/                     2,226            47,481
Stride Rite Corp.                                    4,386            47,369
Superior Energy Services Inc./1/                     4,831            47,344
Glacier Bancorp Inc.                                 1,724            47,289
School Specialty Inc./1/                             1,676            47,280
MSC Industrial Direct Co. Inc. Class A               2,262            47,163
GrafTech International Ltd./1/                       5,891            47,128
Fidelity Bankshares Inc.                             1,793            47,084
United Surgical Partners International
 Inc./1/                                             1,662            47,035
West Corp./1/                                        1,963            46,700
Arch Chemicals Inc.                                  2,243            46,654
NCO Group Inc./1/                                    1,986            46,611
Microsemi Corp./1/                                   3,056            46,573
Sterling Bancshares Inc.                             3,898            46,503
Westcorp Inc.                                        1,328            46,414
Boston Private Financial Holdings Inc.               1,969            46,390
Medarex Inc./1/                                      7,819            46,367
Mid-America Apartment Communities Inc.               1,535            46,326
Cambrex Corp.                                        2,040            46,308
Bright Horizons Family Solutions Inc./1/             1,158            46,262
Nu Skin Enterprises Inc. Class A                     3,628            46,257
CSK Auto Corp./1/                                    2,999            46,245
Kelly Services Inc. Class A                          1,853            46,214
Resources Connection Inc./1/                         1,892            46,180
Sovran Self Storage Inc.                             1,393            46,178
Websense Inc./1/                                     2,169            46,135
Triumph Group Inc./1/                                1,548            46,130
Ionics Inc./1/                                       1,885            46,107
Handleman Co.                                        2,730            46,082
Unizan Financial Corp.                               2,307            46,025
Tetra Technologies Inc./1/                           2,232            46,024
Shaw Group Inc. (The)/1/                             4,369            45,918
Florida East Coast Industries Inc.                   1,596            45,885
Littelfuse Inc./1/                                   1,995            45,885
Landry's Restaurants Inc.                            2,223            45,794
MCG Capital Corp.                                    2,933            45,784
Mykrolis Corp./1/                                    3,757            45,610
Insituform Technologies Inc. Class A/1/              2,563            45,519
Plains Exploration & Production Co./1/               3,638            45,366
Paxar Corp./1/                                       3,539            45,299
Anthracite Capital Inc.                              4,686            45,220
Movie Gallery Inc./1/                                2,301            45,215
Mine Safety Appliances Co.                             826            45,116
Belden Inc.                                          2,580            45,073
PanAmSat Corp./1/                                    3,112            45,062
First Financial Corp.                                  746            45,058
Cell Genesys Inc./1/                                 3,573            44,948
Wright Medical Group Inc./1/                         1,778            44,948
First Financial Holdings Inc.                        1,490            44,938
PFF Bancorp Inc.                                     1,409            44,919
Headwaters Inc./1/                                   2,786            44,855
Quantum Corp./1/                                    14,560            44,845
Solutia Inc.                                        11,223            44,780
Helix Technology Corp.                               2,733            44,739
First Community Bancorp                              1,335            44,709
RAIT Investment Trust                                1,947            44,703
Magma Design Automation Inc./1/                      2,277            44,675
Oxford Industries Inc.                                 695            44,619
EastGroup Properties Inc.                            1,606            44,615
BioMarin Pharmaceutical Inc./1/                      5,820            44,581
Identix Inc./1/                                      8,520            44,560
SERENA Software Inc./1/                              2,395            44,547
WFS Financial Inc./1/                                1,201            44,473
Komag Inc./1/                                        2,537            44,448
Quest Software Inc./1/                               3,664            44,334

SCHEDULES OF INVESTMENTS                                                      29
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
SPS Technologies Inc./1/                               984   $        44,280
Commercial Metals Co.                                2,410            44,272
SureWest Communications                              1,331            44,256
Esterline Technologies Corp./1/                      2,288            44,136
Cohu Inc.                                            2,255            44,108
Monaco Coach Corp./1/                                2,662            44,056
Alliance Data Systems Corp./1/                       1,664            43,930
Primedia Inc./1/                                    15,399            43,887
TIBCO Software Inc./1/                               8,194            43,838
Wynn Resorts Ltd./1/                                 2,411            43,832
Speedway Motorsports Inc.                            1,482            43,734
Portal Software Inc./1/                              3,018            43,706
CIMA Labs Inc./1/                                    1,563            43,686
Overseas Shipholding Group Inc.                      1,688            43,635
Sterling Financial Corp. (Pennsylvania)              1,715            43,561
Labor Ready Inc./1/                                  4,333            43,547
Cell Therapeutics Inc./1/                            3,817            43,399
National Health Investors Inc.                       2,380            43,387
Stewart & Stevenson Services Inc.                    2,887            43,363
WebEx Communications Inc./1/                         2,277            43,240
Spartech Corp.                                       2,027            43,175
ShopKo Stores Inc./1/                                2,878            43,170
CTS Corp.                                            3,505            43,147
OM Group Inc./1/                                     2,946            43,129
IDX Systems Corp./1/                                 1,858            42,957
Suffolk Bancorp                                      1,290            42,944
Wesco Financial Corp.                                  126            42,836
Columbia Laboratories Inc./1/                        3,538            42,739
K2 Inc./1/                                           2,875            42,694
Itron Inc./1/                                        2,114            42,428
Safeguard Scientifics Inc./1/                       12,449            42,327
Powerwave Technologies Inc./1/                       6,390            42,302
Entravision Communications Corp./1/                  4,448            42,256
Methode Electronics Inc. Class A                     3,578            42,256
C&D Technologies Inc.                                2,233            42,248
Meritage Corp./1/                                      894            42,241
Park Electrochemical Corp.                           1,854            42,179
CONSOL Energy Inc.                                   2,270            42,177
Jo-Ann Stores Inc./1/                                1,511            42,157
Weis Markets Inc.                                    1,238            42,104
Bedford Property Investors Inc.                      1,622            42,091
Electronics Boutique Holdings Corp./1/               1,472            42,055
URS Corp./1/                                         2,165            42,001
Standard Microsystems Corp./1/                       1,556            41,981
JDA Software Group Inc./1/                           2,806            41,725
Jacuzzi Brands Inc./1/                               6,719            41,658
Rollins Inc.                                         2,334            41,639
W-H Energy Services Inc./1/                          2,337            41,599
SafeNet Inc./1/                                      1,148            41,477
Dick's Sporting Goods Inc./1/                        1,110            41,447
Cubic Corp.                                          1,648            41,398
Woodward Governor Co.                                  947            41,393
Gold Bancorp Inc.                                    3,410            41,363
Atrix Laboratories Inc./1/                           2,008            41,345
Frontier Oil Corp.                                   2,812            41,336
Koger Equity Inc.                                    2,198            41,322
Orbital Sciences Corp./1/                            4,448            41,277
Prime Hospitality Corp./1/                           4,749            41,269
Gray Television Inc.                                 3,529            41,219
Hooper Holmes Inc.                                   6,192            41,177
Cornerstone Realty Income Trust Inc.                 5,092            41,143
PAREXEL International Corp./1/                       2,685            41,134
Topps Co. (The)                                      4,217            41,116
First Merchants Corp.                                1,604            41,094
CIBER Inc./1/                                        5,402            41,055
PracticeWorks Inc./1/                                1,912            41,051
FuelCell Energy Inc./1/                              3,506            41,020
Insight Communications Co. Inc./1/                   4,297            40,907
Impax Laboratories Inc./1/                           3,258            40,758
Bandag Inc.                                          1,208            40,746
Stage Stores Inc./1/                                 1,598            40,717
ExpressJet Holdings Inc./1/                          2,946            40,655
F5 Networks Inc./1/                                  2,113            40,654
Intuitive Surgical Inc./1/                           2,436            40,632
Financial Federal Corp./1/                           1,329            40,548
West Pharmaceutical Services Inc.                    1,295            40,546
Haemonetics Corp./1/                                 1,717            40,538

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lone Star Steakhouse & Saloon Inc.                   1,938   $        40,504
Russell Corp.                                        2,480            40,424
Cirrus Logic Inc./1/                                 7,305            40,397
Bay View Capital Corp./1/                            6,654            40,390
Boca Resorts Inc. Class A/1/                         3,111            40,319
Armor Holdings Inc./1/                               2,407            40,317
Spherion Corp./1/                                    5,786            40,271
Tuesday Morning Corp./1/                             1,445            40,214
California Water Service Group                       1,556            40,160
United Therapeutics Inc./1/                          1,777            40,142
Kindred Healthcare Inc./1/                           1,071            40,109
Nautilus Group Inc. (The)                            3,178            40,106
Sola International Inc./1/                           2,499            39,984
American States Water Co.                            1,696            39,975
Wabash National Corp./1/                             2,498            39,843
Investors Real Estate Trust                          4,058            39,809
Phillips-Van Heusen Corp.                            2,651            39,792
Akamai Technologies Inc./1/                          9,262            39,734
Stewart Enterprises Inc. Class A/1/                 10,454            39,725
Sinclair Broadcast Group Inc. Class A/1/             3,902            39,644
Tularik Inc./1/                                      4,020            39,637
SurModics Inc./1/                                    1,472            39,508
AMC Entertainment Inc./1/                            2,948            39,503
Wind River Systems Inc./1/                           6,936            39,466
Applied Industrial Technologies Inc.                 1,981            39,362
Action Performance Companies Inc.                    1,608            39,300
Schweitzer-Mauduit International Inc.                1,556            39,289
Multimedia Games Inc./1/                             1,078            39,228
IBERIABANK Corp.                                       743            39,097
InVision Technologies Inc./1/                        1,606            39,090
CoStar Group Inc./1/                                 1,502            39,052
Trimeris Inc./1/                                     1,549            38,988
First Federal Capital Corp.                          1,896            38,963
Advisory Board Co. (The)/1/                            857            38,951
Lone Star Technologies Inc./1/                       2,886            38,932
AMLI Residential Properties Trust                    1,485            38,907
Salix Pharmaceuticals Ltd./1/                        2,020            38,905
Cash America International Inc.                      2,371            38,884
Time Warner Telecom Inc. Class A/1/                  4,189            38,790
Kos Pharmaceuticals Inc./1/                          1,127            38,769
VistaCare Inc. Class A/1/                            1,235            38,656
Franklin Electric Co. Inc.                             693            38,586
Harmonic Inc./1/                                     6,142            38,510
@Road Inc./1/                                        2,860            38,467
Eon Labs Inc./1/                                     1,003            38,465
Offshore Logistics Inc./1/                           1,894            38,448
Roto-Rooter Inc.                                     1,081            38,430
Triad Guaranty Inc./1/                                 783            38,430
Denbury Resources Inc./1/                            3,108            38,415
Forward Air Corp./1/                                 1,389            38,406
Terayon Communication Systems Inc./1/                6,669            38,347
21st Century Insurance Group                         2,780            38,308
Remington Oil & Gas Corp./1/                         2,105            38,206
Central Pacific Financial Corp.                      1,556            38,122
SciClone Pharmaceuticals Inc./1/                     4,803            37,944
NCI Building Systems Inc./1/                         1,901            37,830
Opsware Inc./1/                                      5,180            37,814
First Sentinel Bancorp Inc.                          2,113            37,802
Newpark Resources Inc./1/                            8,780            37,754
Datascope Corp.                                      1,228            37,749
International Multifoods Corp./1/                    1,616            37,734
Tennant Co.                                          1,024            37,724
Infinity Property & Casualty Corp.                   1,339            37,639
Cable Design Technologies Corp./1/                   4,702            37,616
Kyphon Inc./1/                                       1,929            37,615
NetFlix Inc./1/                                      1,115            37,475
Pegasus Solutions Inc./1/                            2,708            37,452
Swift Energy Co./1/                                  2,654            37,448
Community Trust Bancorp Inc.                         1,285            37,368
State Auto Financial Corp.                           1,481            37,351
S1 Corp./1/                                          7,391            37,325
Mid Atlantic Realty Trust                            1,776            37,296
Orthodontic Centers of America Inc./1/               4,730            37,272
Advanced Energy Industries Inc./1/                   1,972            37,212

SCHEDULES OF INVESTMENTS                                                      31
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Immucor Inc./1/                                      1,380   $        37,191
Arris Group Inc./1/                                  6,458            37,133
Central Garden & Pet Co./1/                          1,421            37,117
Parkway Properties Inc.                                849            37,101
Aviall Inc./1/                                       2,991            37,029
First Essex Bancorp Inc.                               727            36,997
Getty Realty Corp.                                   1,510            36,995
ArthroCare Corp./1/                                  2,075            36,976
Tompkins Trustco Inc.                                  807            36,920
First Community Bancshares Inc.                      1,048            36,911
Simmons First National Corp. Class A                 1,564            36,848
Artisan Components Inc./1/                           2,186            36,747
Gymboree Corp./1/                                    2,608            36,747
Praecis Pharmaceuticals Inc./1/                      5,467            36,684
Range Resources Corp./1/                             5,361            36,669
Mediacom Communications Corp./1/                     5,471            36,656
Epicor Software Corp./1/                             4,093            36,591
CKE Restaurant Inc./1/                               5,667            36,552
United Auto Group Inc./1/                            1,588            36,524
ScanSource Inc./1/                                     998            36,467
webMethods Inc./1/                                   4,565            36,429
Burlington Coat Factory Warehouse Corp.              1,945            36,371
Papa John's International Inc./1/                    1,466            36,371
Golden Telecom Inc./1/                               1,328            36,308
Retek Inc./1/                                        5,376            36,288
Ocular Sciences Inc./1/                              1,628            36,272
CARBO Ceramics Inc.                                  1,002            36,232
Penn Virginia Corp.                                    819            36,200
Century Business Services Inc./1/                    8,533            36,180
Atlantic Coast Airlines Holdings Inc./1/             4,250            36,167
POZEN Inc./1/                                        2,034            36,165
Irwin Financial Corp.                                1,488            36,158
7-Eleven Inc./1/                                     2,632            36,137
Town & Country Trust (The)                           1,538            36,128
WSFS Financial Corp.                                   855            36,081
aQuantive, Inc./1/                                   3,896            36,077
Systems & Computer Technology Corp./1/               3,455            36,036
Hewitt Associates Inc. Class A/1/                    1,478            35,989
Trammell Crow Co./1/                                 2,888            35,956
Washington Trust Bancorp Inc.                        1,497            35,943
Analogic Corp.                                         748            35,904
Genesco Inc./1/                                      2,234            35,878
CDI Corp.                                            1,327            35,869
Watsco Inc.                                          1,876            35,850
Local Financial Corp./1/                             2,002            35,816
Secure Computing Corp./1/                            3,066            35,811
Spanish Broadcasting System Inc.
 Class A/1/                                          4,212            35,802
Primus Telecommunications Group Inc./1/              5,294            35,735
Chesapeake Corp.                                     1,582            35,658
Independent Bank Corp. (Massachusetts)               1,392            35,649
PTEK Holdings Inc./1/                                4,374            35,648
Duane Reade Inc./1/                                  2,231            35,584
First Republic Bank                                  1,154            35,578
Sterling Bancorp (New York)                          1,322            35,575
Oriental Financial Group Inc.                        1,463            35,492
Nabi Biopharmaceuticals/1/                           4,206            35,457
Biosite Inc./1/                                      1,249            35,447
Corixa Corp./1/                                      4,447            35,398
Universal Compression Holdings Inc./1/               1,644            35,379
WilTel Communications Inc./1/                        2,213            35,364
iDine Rewards Network Inc./1/                        2,173            35,311
Steak n Shake Company (The)/1/                       2,361            35,179
Presidential Life Corp.                              2,323            35,147
Silgan Holdings Inc./1/                              1,098            35,136
Chicago Mercantile Exchange Holdings Inc.              510            35,093
Capital City Bank Group Inc.                           918            35,031
United Community Financial Corp.                     3,530            34,947
Agile Software Corp./1/                              3,669            34,929
Mesa Air Group Inc./1/                               3,144            34,898
Siliconix Inc./1/                                      694            34,867
Old Dominion Freight Line Inc./1/                    1,197            34,821

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Fidelity National Information Solutions

 Inc./1/                                             1,399   $        34,765
Cross Country Healthcare Inc./1/                     2,463            34,704
ValueVision Media Inc. Class A/1/                    2,181            34,700
NACCO Industries Inc.                                  485            34,678
Aksys Ltd./1/                                        3,469            34,655
StarTek Inc.                                         1,080            34,560
MTS Systems Corp.                                    2,269            34,534
Genesis Microchip Inc./1/                            3,080            34,527
SOURCECORP Inc./1/                                   1,483            34,480
ManTech International Corp. Class A/1/               1,384            34,434
ESS Technology Inc./1/                               3,194            34,431
Kramont Realty Trust                                 2,031            34,425
Berry Petroleum Co. Class A                          1,875            34,275
Old Second Bancorp Inc.                                797            34,271
Aspect Communications Corp./1/                       4,105            34,195
General Communication Inc. Class A/1/                4,110            34,195
Kaman Corp. Class A                                  2,637            34,176
Kimball International Inc. Class B                   2,331            34,172
Heidrick & Struggles International
 Inc./1/                                             2,016            34,131
RadiSys Corp./1/                                     1,891            34,114
Glenborough Realty Trust Inc.                        1,806            34,061
Albany Molecular Research Inc./1/                    2,298            34,033
Universal Health Realty Income Trust                 1,251            33,965
Southern Peru Copper Corp.                           1,535            33,954
Walter Industries Inc.                               3,163            33,939
Thomas Industries Inc.                               1,188            33,882
Odyssey Re Holdings Corp.                            1,645            33,854
Portfolio Recovery Associates Inc./1/                1,331            33,834
Gaylord Entertainment Co./1/                         1,375            33,756
Corvis Corp./1/                                     26,157            33,743
Intrado Inc./1/                                      1,481            33,737
Russ Berrie & Co. Inc.                               1,001            33,724
Incyte Corp./1/                                      7,312            33,708
Libbey Inc.                                          1,208            33,594
PMA Capital Corp. Class A                            2,681            33,593
Global Industries Ltd./1/                            7,377            33,565
Robert Mondavi Corp. (The) Class A/1/                1,083            33,551
Intermagnetics General Corp./1/                      1,498            33,495
PolyOne Corp.                                        8,505            33,425
Verity Inc./1/                                       2,556            33,407
Penwest Pharmaceuticals Co./1/                       1,548            33,282
Arctic Cat Inc.                                      1,719            33,228
Greif Inc. Class A                                   1,278            33,228
InterVoice-Brite Inc./1/                             3,715            33,212
Pre-Paid Legal Services Inc./1/                      1,415            33,139
Integra Bank Corp.                                   1,725            33,137
Keystone Property Trust                              1,634            33,105
Stratex Networks Inc./1/                             8,598            33,102
E.piphany Inc./1/                                    6,617            33,019
Cubist Pharmaceuticals Inc./1/                       3,057            32,985
Viasat Inc./1/                                       1,852            32,984
Isle of Capri Casinos Inc./1/                        1,660            32,885
Fleetwood Enterprises Inc./1/                        3,543            32,844
Centex Construction Products Inc.                      735            32,832
Korn/Ferry International/1/                          3,977            32,810
FBL Financial Group Inc. Class A                     1,331            32,796
Barnes Group Inc.                                    1,261            32,736
Haverty Furniture Companies Inc.                     1,790            32,721
Gardner Denver Inc./1/                               1,556            32,692
Vector Group Ltd.                                    2,270            32,692
Global Imaging Systems Inc./1/                       1,328            32,669
Lawson Software Inc./1/                              4,598            32,600
Champion Enterprises Inc./1/                         5,132            32,588
FIRSTFED AMERICA BANCORP INC                         1,468            32,443
O'Charley's Inc./1/                                  2,187            32,433
Palm Harbor Homes Inc./1/                            1,892            32,410
Equity Inns Inc.                                     4,297            32,356
Young Broadcasting Inc. Class A/1/                   1,647            32,265
Universal Forest Products Inc.                       1,329            32,255
Exelixis Inc./1/                                     4,507            32,180
Deltic Timber Corp.                                  1,112            32,159
Merit Medical Systems Inc./1/                        1,455            32,155
Able Laboratories Inc./1/                            1,699            32,094
Alaris Medical Systems Inc./1/                       1,928            32,005

SCHEDULES OF INVESTMENTS                                                      33
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Transkaryotic Therapies Inc./1/                      3,051   $        31,883
Comstock Resources Inc./1/                           2,385            31,864
Maxygen Inc./1/                                      3,121            31,834
Oil States International Inc./1/                     2,501            31,738
Apogee Enterprises Inc.                              3,073            31,713
SRA International Inc. Class A/1/                      847            31,703
U.S.I. Holdings Corp./1/                             2,434            31,666
Brookfield Homes Corp.                               1,708            31,649
Dress Barn Inc./1/                                   2,308            31,620
Bombay Co. Inc. (The)/1/                             3,210            31,618
Texas Genco Holdings Inc.                            1,327            31,583
U.S. Restaurant Properties Inc.                      1,936            31,460
West Coast Bancorp                                   1,610            31,443
New England Business Service Inc.                    1,181            31,438
American West Holdings Corp. Class B/1/              3,226            31,389
Cato Corp. Class A                                   1,556            31,385
ScanSoft Inc./1/                                     7,482            31,350
Savient Pharmaceuticals Inc./1/                      6,197            31,295
TALX Corp.                                           1,266            31,169
Alexion Pharmaceuticals Inc./1/                      1,866            31,106
Tyler Technologies Inc./1/                           4,388            31,067
Sapient Corp./1/                                     8,643            31,028
Saul Centers Inc.                                    1,167            30,984
GBC Bancorp                                            803            30,795
CTI Molecular Imaging Inc./1/                        2,084            30,781
Immunomedics Inc./1/                                 4,203            30,766
Oplink Communications Inc./1/                       12,159            30,762
Pharmacopeia Inc./1/                                 2,418            30,706
ChipPAC Inc. Class A/1/                              5,211            30,693
Avanex Corp./1/                                      6,317            30,637
GenCorp. Inc.                                        3,423            30,636
EDO Corp.                                            1,512            30,618
Finisar Corp./1/                                    13,604            30,609
autobytel.com Inc./1/                                3,213            30,588
Coinstar Inc./1/                                     2,272            30,558
Omega Financial Corp.                                  926            30,558
Nuevo Energy Co./1/                                  1,676            30,453
Argonaut Group Inc.                                  2,342            30,446
Myriad Genetics Inc./1/                              2,676            30,399
RehabCare Group Inc./1/                              1,782            30,383
Integrated Silicon Solution Inc./1/                  3,046            30,308
Applied Films Corporation/1/                         1,014            30,146
TTM Technologies Inc./1/                             2,108            30,102
Manugistics Group Inc./1/                            5,490            30,085
DIMON Inc.                                           4,359            30,077
Interchange Financial Services Corp.                 1,464            30,056
Zoll Medical Corp./1/                                  935            29,967
Valmont Industries Inc.                              1,513            29,942
Omnicell Inc./1/                                     1,835            29,800
SpectraLink Corp./1/                                 1,594            29,776
Hancock Fabrics Inc.                                 1,885            29,745
Rock-Tenn Co. Class A                                2,039            29,729
Isis Pharmaceuticals Inc./1/                         4,554            29,692
Concur Technologies Inc./1/                          2,502            29,674
TALK America Holdings Inc./1/                        2,600            29,666
SWS Group Inc.                                       1,505            29,664
Encysive Pharmaceuticals Inc./1/                     4,701            29,663
Comtech Telecommunications Corp./1/                  1,239            29,624
Hawthorne Financial Corp./1/                           736            29,558
Echelon Corp./1/                                     2,479            29,500
SonoSite Inc./1/                                     1,470            29,415
Plains Resource Inc./1/                              2,358            29,357
Anaren Inc./1/                                       2,299            29,335
Landauer Inc.                                          825            29,230
Bel Fuse Inc. Class B                                1,104            29,168
Marcus Corp.                                         1,911            29,162
Possis Medical Inc./1/                               1,866            29,110
Crown American Realty Trust                          2,442            29,060
Jakks Pacific Inc./1/                                2,381            29,024
FreeMarkets Inc./1/                                  3,725            28,984
Hanger Orthopedic Group Inc./1/                      1,886            28,950
Troy Financial Corp.                                   826            28,918
Alderwoods Group Inc./1/                             3,730            28,907
Stillwater Mining Co./1/                             4,578            28,841
Mattson Technology Inc./1/                           3,180            28,811
Artesyn Technologies Inc./1/                         3,798            28,789
ICU Medical Inc./1/                                  1,058            28,788
Kadant Inc./1/                                       1,501            28,759

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Pixelworks Inc./1/                                   3,335   $        28,748
SonicWALL Inc./1/                                    4,961            28,724
New Focus Inc./1/                                    6,385            28,669
Planar Systems Inc./1/                               1,336            28,657
Exult Inc./1/                                        3,564            28,655
LaSalle Hotel Properties                             1,653            28,646
Glatfelter Co.                                       2,426            28,578
aaiPharma Inc./1/                                    1,670            28,574
Wireless Facilities Inc./1/                          2,401            28,572
Standard Register Co. (The)                          1,718            28,519
GameStop Corp./1/                                    1,793            28,509
Packeteer Inc./1/                                    2,364            28,486
Serologicals Corp./1/                                2,166            28,483
OshKosh B'Gosh Inc. Class A                          1,106            28,446
Consolidated Graphics Inc./1/                        1,118            28,431
Watts Industries Inc. Class A                        1,612            28,403
Standex International Corp.                          1,167            28,358
First Busey Corp. Class A                            1,099            28,354
Saga Communications Inc./1/                          1,464            28,328
AMCOL International Corp.                            2,290            28,304
Right Management Consultants Inc./1/                 1,564            28,277
Mobile Mini Inc./1/                                  1,465            28,260
American Physicians Capital Inc./1/                  1,017            28,252
Correctional Properties Trust                        1,129            28,169
Interwoven Inc./1/                                  10,630            28,169
Allegiant Bancorp Inc.                               1,394            28,159
Molecular Devices Corp./1/                           1,613            28,098
SeaChange International Inc./1/                      2,242            28,092
Transmeta Corp./1/                                  10,024            28,067
Community Banks Inc.                                   847            28,036
Concord Camera Corp./1/                              2,632            28,031
Veritas DGC Inc./1/                                  3,509            28,002
General Cable Corp./1/                               3,516            27,987
Valhi Inc.                                           2,485            27,981
1st Source Corp.                                     1,464            27,977
Westell Technologies Inc. Class A/1/                 3,730            27,938
Meristar Hospitality Corp.                           3,944            27,924
Peoples Holding Co.                                    613            27,916
Zenith National Insurance Corp.                      1,002            27,876
Cleveland-Cliffs Inc./1/                             1,088            27,853
Triarc Companies Inc. Class B                        2,676            27,830
NUI Corp.                                            1,861            27,822
Prima Energy Corp./1/                                1,098            27,725
BSB Bancorp Inc.                                     1,000            27,710
DuPont Photomasks Inc./1/                            1,219            27,683
Silicon Image Inc./1/                                6,138            27,682
Tower Automotive Inc./1/                             6,138            27,621
City Bank                                              851            27,581
California Pizza Kitchen Inc./1/                     1,583            27,544
Oakley Inc./1/                                       2,754            27,540
Bank of Granite Corp.                                1,457            27,319
Bally Total Fitness Holding Corp./1/                 3,155            27,291
Main Street Banks Inc.                               1,089            27,279
North Pittsburgh Systems Inc.                        1,608            27,223
Holly Corp.                                          1,095            27,134
RailAmerica Inc./1/                                  3,152            27,107
CorVel Corp./1/                                        762            27,089
Noven Pharmaceuticals Inc./1/                        2,374            27,064
Verso Technologies Inc./1/                           7,313            27,058
MemberWorks Inc./1/                                    848            26,983
Netegrity Inc./1/                                    2,694            26,967
Antigenics Inc./1/                                   2,207            26,925
Interface Inc. Class A/1/                            4,967            26,921
Central Vermont Public Service Corp.                 1,212            26,882
CompuCredit Corp./1/                                 1,530            26,775
Genesee & Wyoming Inc. Class A/1/                    1,129            26,769
Churchill Downs Inc.                                   704            26,738
Rofin-Sinar Technologies Inc./1/                     1,269            26,636
Zygo Corp./1/                                        1,622            26,601
Drugstore.com Inc./1/                                3,477            26,599
Agilysys Inc.                                        3,031            26,582
MEMC Electronics Materials Inc./1/                   2,436            26,577
Hydril Co./1/                                        1,310            26,541
Peoples Bancorp Inc.                                   990            26,492
Euronet Worldwide Inc./1/                            2,178            26,484
Wet Seal Inc. Class A/1/                             2,633            26,462
United Fire & Casualty Co.                             723            26,433
Hibbet Sporting Goods Inc./1/                        1,099            26,288

SCHEDULES OF INVESTMENTS                                                      35
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Tanger Factory Outlet Centers Inc.                     715   $        26,276
Prosperity Bancshares Inc.                           1,232            26,254
Energy Partners Ltd./1/                              2,351            26,143
FalconStor Software Inc./1/                          4,176            26,142
Lance Inc.                                           2,630            26,142
Unifi Inc./1/                                        5,443            26,126
Universal American Financial Corp./1/                2,949            26,099
OraSure Technologies Inc./1/                         2,746            26,087
Symmetricom Inc./1/                                  4,121            26,086
Neoware Systems Inc./1/                              1,528            26,083
AC Moore Arts & Crafts Inc./1/                       1,170            26,068
Gabelli Asset Management Inc. Class A/1/               731            26,067
Lightbridge Inc./1/                                  2,755            25,980
Sharper Image Corp./1/                               1,126            25,966
Lionbridge Technologies Inc./1/                      3,451            25,917
Tejon Ranch Co./1/                                     778            25,907
Alexander's Inc./1/                                    245            25,847
Pulitzer Inc.                                          495            25,790
Ameron International Corp.                             780            25,748
Hologic Inc./1/                                      1,888            25,733
Stratasys Inc./1/                                      603            25,700
First Indiana Corp.                                  1,389            25,697
Second Bancorp Inc.                                    943            25,697
Columbia Banking System Inc.                         1,457            25,614
CCBT Financial Companies Inc.                        1,020            25,602
MRO Software Inc./1/                                 1,873            25,566
Computer Network Technology Corp./1/                 2,945            25,563
CB Bancshares Inc.                                     416            25,480
MRV Communications Inc./1/                           9,056            25,447
OSI Systems Inc./1/                                  1,464            25,327
Therasense Inc./1/                                   2,024            25,280
Information Holdings Inc./1/                         1,262            25,278
Peregrine Pharmaceuticals Inc./1/                   11,690            25,134
C-COR.net Corp./1/                                   3,804            25,106
Wellman Inc.                                         3,335            25,046
McGrath Rentcorp                                       896            25,043
Pope & Talbot Inc.                                   1,656            25,039
Gentiva Health Services Inc./1/                      2,169            24,943
Concurrent Computer Corp./1/                         6,569            24,897
Entrust Inc./1/                                      5,058            24,835
Intertan Inc./1/                                     2,713            24,824
USB Holding Co. Inc.                                 1,410            24,750
Capitol Bancorp Ltd.                                   920            24,610
SPSS Inc./1/                                         1,458            24,596
Movado Group Inc.                                    1,121            24,550
Atwood Oceanics Inc./1/                              1,021            24,494
Red Robin Gourmet Burgers/1/                           962            24,493
TeleTech Holdings Inc./1/                            3,849            24,441
Farmer Brothers Co.                                     76            24,344
Rainbow Technologies Inc./1/                         2,661            24,322
Harris Interactive Inc./1/                           3,452            24,302
Royal Gold Inc.                                      1,327            24,284
Renaissance Learning Inc./1/                         1,026            24,214
Flushing Financial Corp.                             1,159            24,154
Caraustar Industries Inc./1/                         2,765            24,138
RTI International Metals Inc./1/                     2,288            24,070
J&J Snack Foods Corp./1/                               690            24,012
Urstadt Biddle Properties Inc. Class A               1,778            24,003
Federal Agricultural Mortgage Corp./1/                 888            23,976
American Medical Security Group Inc./1/              1,180            23,966
Audiovox Corp. Class A/1/                            1,893            23,909
Banner Corp.                                         1,154            23,888
Wild Oats Markets Inc./1/                            2,173            23,751
Southern Financial Bancorp Inc.                        602            23,707
Daktronics Inc./1/                                   1,480            23,695
Riggs National Corp.                                 1,502            23,657
Farmers Capital Bank Corp.                             728            23,645
Biopure Corp./1/                                     3,648            23,603
Presstek Inc./1/                                     3,195            23,576
EPIQ Systems Inc./1/                                 1,390            23,574
Casella Waste Systems Inc. Class A/1/                1,896            23,548
Integrated Electrical Services Inc./1/               3,409            23,522
MasTec Inc./1/                                       2,421            23,484
Asbury Automotive Group Inc./1/                      1,409            23,460

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Interpore International/1/                           1,525   $        23,424
Ixia/1/                                              2,165            23,423
Altiris Inc./1/                                        891            23,415
St. Francis Capital Corp.                              795            23,405
Ameristar Casinos Inc./1/                              934            23,387
Union Bankshares Corp.                                 769            23,355
NIC Inc./1/                                          4,958            23,352
Pericom Semiconductor Corp./1/                       2,334            23,340
TiVo Inc./1/                                         3,140            23,267
Fisher Communications Inc./1/                          493            23,245
BioLase Technology Inc./1/                           2,036            23,231
National Western Life Insurance Co.
 Class A/1/                                            169            23,214
World Fuel Services Corp.                              827            23,214
Vail Resorts Inc./1/                                 1,623            23,209
Central Parking Corp.                                1,891            23,165
Sturm Ruger & Co. Inc.                               2,243            23,148
Tellium Inc./1/                                     16,877            23,121
PRG-Schultz International Inc./1/                    4,052            23,015
Quicksilver Resources Inc./1/                          942            23,013
Skyline Corp.                                          718            22,990
Northwest Bancorp Inc.                               1,249            22,944
Ciphergen Biosystems Inc./1/                         1,854            22,897
Trex Co. Inc./1/                                       737            22,884
Cascade Natural Gas Corp.                            1,167            22,873
II-VI Inc./1/                                        1,143            22,849
Vicor Corp./1/                                       2,396            22,834
Network Equipment Technologies Inc./1/               2,494            22,820
FindWhat.com/1/                                      1,319            22,792
Arrow Financial Corp.                                  876            22,782
infoUSA Inc./1/                                      3,031            22,763
SCS Transportation Inc./1/                           1,507            22,756
ActivCard Corp./1/                                   2,775            22,755
SY Bancorp Inc.                                      1,212            22,725
Indevus Pharmaceuticals Inc./1/                      4,244            22,705
AMN Healthcare Services Inc./1/                      1,395            22,655
Friedman's Inc.                                      1,623            22,641
Regeneration Technologies Inc./1/                    2,494            22,571
Ennis Business Forms Inc.                            1,681            22,542
Advanta Corp. Class B                                2,093            22,521
Homestore.com Inc./1/                                8,115            22,479
Keynote Systems Inc./1/                              1,928            22,461
Lindsay Manufacturing Co.                            1,117            22,452
Seacoast Banking Corp. of Florida                    1,289            22,429
Midwest Banc Holdings Inc.                           1,005            22,341
Synovis Life Technologies Inc./1/                      912            22,298
Lakeland Bancorp Inc.                                1,398            22,291
American Home Mortgage Holdings Inc.                 1,268            22,279
Pathmark Stores Inc./1/                              3,191            22,241
BancFirst Corp.                                        419            22,207
Robbins & Myers Inc.                                   998            22,196
Discovery Laboratories Inc./1/                       3,066            22,075
First Place Financial Corp.                          1,243            22,063
NeoPharm Inc./1/                                     1,469            22,035
Sipex Corp./1/                                       2,807            22,035
Connecticut Water Service Inc.                         816            22,024
Playboy Enterprises Inc. Class B/1/                  1,513            22,014
WCI Communities Inc./1/                              1,334            22,011
Parker Drilling Co./1/                               9,315            21,983
MedQuist Inc./1/                                     1,133            21,935
Camden National Corp.                                  742            21,896
MatrixOne Inc./1/                                    4,439            21,884
LSI Industries Inc.                                  1,549            21,825
CuraGen Corp./1/                                     4,337            21,815
First National Corp.                                   822            21,783
Keystone Automotive Industries Inc./1/               1,002            21,743
Jill (J.) Group Inc. (The)/1/                        1,888            21,712
MSC.Software Corp./1/                                3,012            21,686
Administaff Inc./1/                                  2,439            21,683
Great Southern Bancorp Inc.                            556            21,640
Hollis-Eden Pharmaceuticals/1/                         888            21,632
Xicor Inc./1/                                        2,326            21,609
Tenneco Automotive Inc./1/                           3,433            21,594
Stoneridge Inc./1/                                   1,464            21,535
Baldwin & Lyons Inc. Class B                           922            21,529
CIRCOR International Inc.                            1,118            21,466
Excel Technology Inc./1/                               854            21,350
Lithia Motors Inc. Class A                           1,069            21,348
Kansas City Life Insurance Co.                         466            21,343

SCHEDULES OF INVESTMENTS                                                      37
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Cardiac Science Inc./1/                              5,111   $        21,262
AAR Corp./1/                                         2,648            21,237
Steven Madden Ltd./1/                                1,118            21,208
Inverness Medical Innovations Inc./1/                  832            21,133
Brookstone Inc./1/                                   1,065            21,119
Forrester Research Inc./1/                           1,473            21,108
Innkeepers USA Trust                                 2,424            21,089
Buckeye Technologies Inc./1/                         2,318            21,071
Herley Industries Inc./1/                            1,202            21,059
Diversa Corp./1/                                     2,715            21,041
PennRock Financial Services Corp.                      746            21,037
Rudolph Technologies Inc./1/                         1,088            21,009
West Bancorporation                                  1,219            20,967
TriPath Imaging Inc./1/                              2,406            20,932
Virginia Financial Group Inc.                          695            20,899
Elizabeth Arden Inc./1/                              1,268            20,897
Stamps.com Inc./1/                                   3,577            20,818
Cascade Bancorp                                      1,219            20,723
Standard Commercial Corp.                            1,126            20,718
CCC Information Services Group Inc./1/               1,236            20,715
X-Rite Inc.                                          1,829            20,704
First Bancorp (North Carolina)                         737            20,643
AsiaInfo Holdings Inc./1/                            3,060            20,624
LookSmart Ltd./1/                                    6,549            20,564
Vans Inc./1/                                         1,886            20,557
InFocus Corp./1/                                     4,227            20,543
Learning Tree International Inc./1/                  1,224            20,526
Harvest Natural Resources Inc./1/                    3,336            20,516
MAPICS Inc./1/                                       2,088            20,504
AK Steel Holding Corp./1/                           10,167            20,334
William Lyon Homes Inc./1/                             405            20,311
Staar Surgical Co./1/                                1,914            20,308
Kenneth Cole Productions Class A                       777            20,287
Silicon Graphics Inc./1/                            21,056            20,214
Middlesex Water Co.                                    824            20,196
Vital Sign Inc.                                        689            20,188
Aftermarket Technology Corp./1/                      1,769            20,184
Myers Industries Inc.                                2,016            20,180
Schnitzer Steel Industries Inc. Class A                672            20,180
SupportSoft Inc./1/                                  1,797            20,108
eCollege.com Inc./1/                                   998            20,100
Ditech Communications Corp./1/                       2,288            20,089
Quaker City Bancorp Inc.                               501            20,040
InterCept Inc./1/                                    1,464            20,013
Conceptus Inc./1/                                    1,526            19,991
Calgon Carbon Corp.                                  3,549            19,981
Great Lakes REIT Inc.                                1,255            19,980
Ramco-Gershenson Properties Trust                      785            19,978
NBC Capital Corp.                                      822            19,925
Pilgrim's Pride Corp. Class B                        1,592            19,900
Mission West Properties Inc.                         1,609            19,887
Republic Bancshares Inc.                               695            19,849
PDI Inc./1/                                            808            19,812
Seattle Genetics Inc./1/                             3,263            19,806
Building Materials Holdings Corp.                    1,511            19,794
CFS Bancorp Inc.                                     1,421            19,780
Children's Place Retail Stores Inc.
 (The)/1/                                            1,152            19,757
Acadia Realty Trust                                  1,793            19,687
Input/Output Inc./1/                                 5,015            19,609
American Woodmark Corp.                                438            19,605
Riviana Foods Inc.                                     690            19,596
Avatar Holdings/1/                                     612            19,572
UniFirst Corp.                                         827            19,550
Electro Rent Corp./1/                                1,556            19,466
FNB Corp. (Virginia)                                   716            19,461
Tollgrade Communications Inc./1/                     1,211            19,461
Encore Wire Corp./1/                                 1,474            19,457
Brush Engineered Materials Inc./1/                   1,895            19,424
Roxio Inc./1/                                        2,240            19,421
United Industrial Corp.                              1,221            19,414
Bank of the Ozarks Inc.                                436            19,406
OceanFirst Financial Corp.                             775            19,398
Supertex Inc./1/                                     1,081            19,393
Octel Corp.                                          1,114            19,384
MTR Gaming Group Inc./1/                             2,229            19,325
Centillium Communications Inc./1/                    2,723            19,252

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
RC2 Corp./1/                                           999   $        19,191
Resource America Inc. Class A                        1,615            19,186
Penn Engineering & Manufacturing Corp.               1,245            19,185
TriZetto Group Inc. (The)/1/                         2,857            19,142
Maxwell Shoe Co. Inc. Class A/1/                     1,328            19,070
Cascade Corp.                                          864            19,051
Lydall Inc./1/                                       1,586            19,048
PC-Tel Inc./1/                                       1,785            19,046
Peapack-Gladstone Financial Corp.                      610            18,968
National Presto Industries Inc.                        552            18,956
Astec Industries Inc./1/                             1,839            18,942
4Kids Entertainment Inc./1/                            897            18,927
MBT Financial Corp.                                  1,212            18,907
Encore Acquisition Co./1/                              874            18,835
Stanley Furniture Co. Inc.                             617            18,825
Quaker Chemical Corp.                                  809            18,817
Clark Inc./1/                                        1,405            18,743
Citizens Inc./1/                                     2,328            18,740
Keithley Instruments Inc.                            1,324            18,735
Immunogen Inc./1/                                    4,209            18,730
Berkshire Hills Bancorp Inc.                           555            18,698
Superconductor Technologies Inc./1/                  4,756            18,691
Proxim Corp. Class A/1/                             12,534            18,676
Macatawa Bank Corp.                                    806            18,667
Concord Communications Inc./1/                       1,426            18,666
Ryerson Tull Inc.                                    2,375            18,525
Financial Institutions Inc.                            844            18,441
Lexicon Genetics Inc./1/                             3,571            18,426
DOV Pharmaceutical Inc./1/                           1,025            18,399
CT Communications Inc.                               1,627            18,385
Salem Communications Corp. Class A/1/                  945            18,324
Great Atlantic & Pacific Tea Co./1/                  2,253            18,272
VitalWorks Inc./1/                                   3,475            18,244
America's Car-Mart Inc./1/                             609            18,240
Coachmen Industries Inc.                             1,556            18,221
Matria Healthcare Inc./1/                            1,055            18,209
Charles River Associates Inc./1/                       638            18,202
Grace (W.R.) & Co./1/                                5,869            18,194
Bei Technologies Inc.                                1,161            18,112
Ocwen Financial Corp./1/                             3,969            18,059
Innovex Inc./1/                                      1,814            18,049
HEICO Corp.                                          1,326            18,034
Theragenics Corp./1/                                 3,160            18,012
Nash Finch Co.                                       1,161            17,996
GulfMark Offshore Inc./1/                            1,280            17,984
West Marine Inc./1/                                    944            17,983
Universal Electronics Inc./1/                        1,556            17,894
Curative Health Services Inc./1/                     1,001            17,888
Quixote Corp.                                          710            17,857
Midland Co. (The)                                      838            17,849
Woodhead Industries Inc.                             1,186            17,849
Bradley Pharmaceuticals Inc./1/                        654            17,821
Gorman-Rupp Co. (The)                                  787            17,794
deCODE genetics Inc./1/                              3,775            17,780
SuperGen Inc./1/                                     2,366            17,769
Cornell Companies Inc./1/                            1,080            17,766
SFBC International Inc./1/                             624            17,742
Bioreliance Corp./1/                                   694            17,739
Closure Medical Corp./1/                               724            17,658
German American Bancorp                              1,005            17,648
Palatin Technologies Inc./1/                         3,651            17,525
ITLA Capital Corp./1/                                  411            17,513
Tweeter Home Entertainment Group Inc./1/             2,273            17,457
Magna Entertainment Corp. Class A/1/                 4,186            17,414
Genencor International Inc./1/                       1,109            17,400
Alloy Inc./1/                                        3,102            17,371
LodgeNet Entertainment Corp./1/                      1,118            17,329
Boston Beer Co. Inc. Class A/1/                      1,085            17,273
Universal Display Corp./1/                           1,655            17,195
American National Bankshares Inc.                      685            17,104
Paxson Communications Corp./1/                       3,438            17,052
KVH Industries Inc./1/                                 675            17,017
Laserscope/1/                                        1,447            17,002
EMS Technologies Inc./1/                             1,000            16,980
Sonic Solutions Inc./1/                              1,217            16,953

SCHEDULES OF INVESTMENTS                                                      39
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Gibraltar Steel Corp.                                  769   $        16,949
Navigant International Inc./1/                       1,207            16,910
White Electronic Designs Corp./1/                    1,573            16,910
1-800-FLOWERS.COM Inc./1/                            2,246            16,890
Gladstone Capital Corp.                                868            16,883
Dobson Communications Corp. Class A/1/               2,072            16,825
Blair Corp.                                            807            16,786
Guilford Pharmaceuticals Inc./1/                     2,708            16,763
Playtex Products Inc./1/                             2,811            16,754
SBS Technologies Inc./1/                             1,544            16,752
Hickory Tech Corp.                                   1,463            16,751
Commercial Capital Bancorp Inc./1/                   1,071            16,740
World Acceptance Corp./1/                            1,233            16,707
DHB Industries Inc./1/                               3,838            16,695
Hanmi Financial Corp.                                  837            16,690
Ceradyne Inc./1/                                       644            16,660
Ariad Pharmaceuticals Inc./1/                        2,766            16,651
Courier Corp.                                          327            16,648
Bentley Pharmaceuticals Inc./1/                      1,023            16,624
PrivateBancorp Inc.                                    502            16,621
Credit Acceptance Corp./1/                           1,464            16,616
Volt Information Sciences Inc./1/                      999            16,484
Meridian Resource Corp. (The)/1/                     3,808            16,412
Lawson Products Inc.                                   610            16,378
Digimarc Corp./1/                                    1,110            16,328
Regent Communications Inc./1/                        2,676            16,324
La Jolla Pharmaceutical Co./1/                       4,126            16,298
First State Bancorp                                    550            16,285
Stellent Inc./1/                                     2,097            16,273
Hypercom Corp./1/                                    3,017            16,262
CNA Surety Corp./1/                                  1,611            16,191
Citizens First Bancorp Inc.                            780            16,146
Integral Systems Inc./1/                               893            16,137
Sequa Corp. Class A/1/                                 376            16,097
Epix Medical Inc./1/                                   945            16,084
i-STAT Corp./1/                                      1,203            16,084
Willow Grove Bancorp Inc.                              998            16,058
D&K Healthcare Resources Inc.                        1,140            16,028
Boykin Lodging Co.                                   1,945            16,027
CSS Industries Inc.                                    622            16,017
Central Coast Bancorp/1/                               945            15,961
Boston Communications Group Inc./1/                  1,593            15,884
Sauer-Danfoss Inc.                                   1,125            15,863
Santander BanCorp                                      844            15,842
Metrologic Instruments Inc./1/                         440            15,836
MIM Corp./1/                                         2,111            15,832
Sykes Enterprises Inc./1/                            2,391            15,828
Stepan Co.                                             694            15,809
Energy Conversion Devices Inc./1/                    1,504            15,807
Aspect Medical Systems Inc./1/                       1,539            15,806
Lakeland Financial Corp.                               467            15,771
Metris Companies Inc.                                3,819            15,734
GSI Commerce Inc./1/                                 1,567            15,639
NN Inc.                                              1,207            15,522
Monro Muffler Brake Inc./1/                            524            15,510
Pumatech Inc./1/                                     3,258            15,508
Southwest Bancorp Inc.                                 920            15,502
Angelica Corp.                                         815            15,485
Vastera Inc./1/                                      2,998            15,410
Coca-Cola Bottling Co. Consolidated                    307            15,396
NL Industries Inc.                                     946            15,391
KCS Energy Inc./1/                                   2,258            15,354
Orthologic Corp./1/                                  2,850            15,333
Perry Ellis International Inc./1/                      537            15,331
ON Semiconductor Corp./1/                            3,827            15,308
Bassett Furniture Industries Inc.                    1,127            15,271
Aether Systems Inc./1/                               3,340            15,264
Pinnacle Entertainment Inc./1/                       2,166            15,162
Trans World Entertainment Corp./1/                   2,683            15,159
Provident Bancorp Inc.                                 360            15,127
Alliance Semiconductor Corp./1/                      2,778            15,112
P.A.M. Transportation Services Inc./1/                 736            15,103
Nuvelo Inc./1/                                       5,746            15,055
JNI Corp./1/                                         2,165            15,047
OMNOVA Solutions Inc./1/                             4,275            15,005
Quality Systems Inc./1/                                373            14,995
Semitool Inc./1/                                     1,874            14,917
Winston Hotels Inc.                                  1,633            14,860

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Penn-America Group Inc.                                990   $        14,830
Kensey Nash Corp./1/                                   631            14,816
Humboldt Bancorp                                       942            14,780
NYFIX Inc./1/                                        2,639            14,778
CyberGuard Corp./1/                                  1,549            14,731
Casual Male Retail Group Inc./1/                     1,989            14,699
Apex Mortgage Capital Inc.                           2,719            14,628
Horizon Organic Holding Corp./1/                       610            14,603
Stein Mart Inc./1/                                   2,669            14,599
ABC Bancorp                                            935            14,595
Computer Programs & Systems Inc.                       807            14,550
State Bancorp Inc.                                     730            14,542
Republic Bancorp Inc. Class A                          764            14,524
Sanderson Farms Inc.                                   461            14,503
Resource Bankshares Corp.                              497            14,483
Dendreon Corp./1/                                    1,636            14,479
A.S.V. Inc./1/                                         758            14,470
Petroleum Development Corp./1/                       1,207            14,460
Datastream Systems Inc./1/                           1,865            14,454
Aaon Inc./1/                                           878            14,417
Monolithic System Technology Inc./1/                 1,713            14,406
Dura Automotive Systems Inc./1/                      1,512            14,394
Wackenhut Corrections Corp./1/                         844            14,390
Sanfilippo (John B.) & Son Inc./1/                     675            14,351
Rent-Way Inc./1/                                     2,669            14,333
Peet's Coffee & Tea Inc./1/                            733            14,330
Inet Technologies Inc./1/                            1,107            14,325
CPI Corp.                                              778            14,315
WatchGuard Technologies Inc./1/                      2,671            14,290
Center Financial Corp./1/                              703            14,278
National Processing Inc./1/                            738            14,258
LTC Properties Inc.                                  1,230            14,243
Gene Logic Inc./1/                                   3,029            14,236
Kana Software Inc./1/                                3,629            14,226
Covenant Transport Inc. Class A/1/                     773            14,223
Hexcel Corp./1/                                      2,410            14,219
Progenics Pharmaceuticals Inc./1/                      825            14,207
Advanced Marketing Services Inc.                     1,390            14,206
Klamath First Bancorp Inc.                             656            14,202
MainSource Financial Group Inc.                        548            14,199
Columbia Bancorp                                       529            14,177
D&E Communications Inc.                                997            14,137
LSB Bancshares Inc.                                    768            14,131
Pomeroy IT Solutions Inc.                            1,111            14,110
QAD Inc./1/                                          1,286            14,095
Fargo Electronics/1/                                 1,118            14,087
Greenbrier Companies Inc./1/                         1,040            14,050
United PanAm Financial Corp./1/                        806            14,032
CardioDynamics International Corp./1/                3,122            14,018
Royal Bancshares of Pennsylvania Class A               522            14,016
Ethyl Corp./1/                                       1,113            14,002
Capstead Mortgage Corp.                              1,123            13,959
Joseph A. Bank Clothiers Inc./1/                       317            13,938
Allscripts Healthcare Solutions Inc./1/              3,416            13,937
TRC Companies Inc./1/                                  846            13,925
Overstock.com Inc./1/                                  935            13,924
Capital Corporation of the West/1/                     432            13,923
Strattec Security Corp./1/                             292            13,917
KFx Inc./1/                                          2,770            13,905
M&F Worldwide Corp./1/                               1,442            13,886
Aspen Technology Inc./1/                             3,554            13,861
Chattem Inc./1/                                        998            13,852
USANA Health Sciences Inc./1/                          287            13,848
Central European Distribution Corp./1/                 506            13,839
Price Legacy Corporation/1/                          3,947            13,815
Bone Care International Inc./1/                      1,083            13,776
Cole National Corp./1/                               1,105            13,768
Young Innovations Inc.                                 430            13,764
Insurance Auto Auctions Inc./1/                      1,223            13,759
Massbank Corp.                                         374            13,752
Source Interlink Companies Inc./1/                   1,461            13,733
Buckle Inc. (The)/1/                                   713            13,732
Healthcare Services Group Inc.                         831            13,711
Hooker Furniture Corp.                                 401            13,654
Footstar Inc./1/                                     2,019            13,648
Arena Pharmaceuticals Inc./1/                        1,893            13,630

SCHEDULES OF INVESTMENTS                                                      41
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
EnPro Industries Inc./1/                             1,406   $        13,568
Pantry Inc. (The)/1/                                 1,121            13,553
Exact Sciences Corp./1/                              1,002            13,527
SJW Corp.                                              160            13,520
First Horizon Pharmaceutical Corp./1/                2,107            13,485
Option Care Inc./1/                                  1,121            13,463
Partners Trust Financial Group Inc.                    613            13,455
Coastal Bancorp Inc.                                   423            13,430
Accredited Home Lenders Holding Co./1/                 614            13,330
Bankrate Inc./1/                                       948            13,291
Schawk Inc.                                          1,114            13,279
Century Aluminum Co./1/                              1,220            13,237
Raven Industries Inc.                                  534            13,163
Community Bank of Northern Virginia                    795            13,157
EverTrust Financial Group Inc.                         463            13,140
1-800 CONTACTS INC./1/                                 651            13,137
Midas Inc./1/                                          998            13,134
Gevity HR Inc.                                         894            13,124
First Oak Brook Bancshares Class A                     527            13,122
Navigators Group Inc./1/                               401            13,117
Applied Signal Technology Inc.                         657            13,107
Interpool Inc.                                         823            13,094
Southwest Water Co.                                    929            13,071
Lufkin Industries Inc.                                 542            13,008
Darling International Inc./1/                        4,887            12,951
Pegasystems Inc./1/                                  1,773            12,943
EnergySouth Inc.                                       400            12,912
PennFed Financial Services Inc.                        443            12,891
Tier Technologies Inc. Class B/1/                    1,445            12,875
Three-Five Systems Inc./1/                           2,334            12,860
Luminex Corp./1/                                     1,903            12,845
Systemax Inc./1/                                     1,933            12,835
Yardville National Bancorp                             612            12,821
Valence Technology Inc./1/                           3,742            12,760
Quidel Corp./1/                                      1,897            12,729
Register.com/1/                                      2,822            12,727
Mercantile Bank Corp.                                  383            12,716
Candela Corp./1/                                       996            12,709
Syntel Inc.                                            556            12,682
Eastern Virginia Bankshares                            452            12,633
Research Frontiers Inc./1/                           1,101            12,627
Consolidated-Tomoka Land Co.                           433            12,561
TriCo Bancshares                                       439            12,555
CoBiz Inc.                                             782            12,535
Western Sierra Bancorp/1/                              350            12,513
NS Group Inc./1/                                     1,936            12,507
Bryn Mawr Bank Corp.                                   297            12,504
Center Bancorp Inc.                                    778            12,502
Oak Hill Financial Inc.                                431            12,495
Nassda Corp./1/                                      1,587            12,490
BRT Realty Trust                                       650            12,402
Citizens South Banking Corp.                           837            12,379
Weyco Group Inc.                                       250            12,373
PICO Holdings Inc./1/                                  944            12,338
Sound Federal Bancorp Inc.                             823            12,320
SBA Communications Corp./1/                          3,849            12,317
Summit Bancshares Inc.                                 447            12,293
ParthusCeva Inc./1/                                  1,430            12,284
C&F Financial Corp.                                    271            12,252
State Financial Services Corp. Class A                 493            12,217
MutualFirst Financial Inc.                             477            12,211
Meridian Bioscience Inc.                             1,214            12,164
Associated Estates Realty Corp.                      1,865            12,160
Big 5 Sporting Goods Corp./1/                          795            12,148
PetroCorp Inc./1/                                      902            12,141
World Wrestling Entertainment Inc.                   1,210            12,124
Sun Bancorp Inc. (New Jersey)/1/                       550            12,100
Dril-Quip Inc./1/                                      715            12,083
American Land Lease Inc.                               654            12,066
Net2Phone Inc./1/                                    1,912            12,065
Powell Industries Inc./1/                              718            12,062
PEC Solutions Inc./1/                                  816            12,044
FloridaFirst Bancorp Inc.                              457            12,024
Greene County Bancshares Inc.                          504            12,020
Kosan Biosciences Inc./1/                            1,510            12,020

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
FFLC Bancorp Inc.                                      414   $        12,018
Virginia Commerce Bancorp Inc./1/                      550            12,001
Department 56 Inc./1/                                  944            11,989
SoundView Technology Group Inc./1/                   1,216            11,965
Exactech Inc./1/                                       731            11,952
Camco Financial Corp.                                  703            11,951
Foothill Independent Bancorp                           562            11,942
National Healthcare Corp./1/                           836            11,938
Mail-Well Inc./1/                                    3,408            11,928
Duratek Inc./1/                                      1,337            11,926
Synaptics Inc./1/                                    1,104            11,879
United Security Bancshares Inc.                        468            11,873
Skechers U.S.A. Inc. Class A/1/                      1,599            11,865
Matrix Service Co./1/                                  665            11,810
Triton PCS Holdings Inc. Class A/1/                  2,648            11,810
Coastal Financial Corp.                                844            11,806
Ulticom Inc./1/                                      1,120            11,794
Patriot Bank Corp.                                     627            11,788
WESCO International Inc./1/                          2,251            11,773
Nara Bancorp Inc.                                      686            11,751
GA Financial Inc.                                      433            11,747
First M&F Corp.                                        329            11,729
IBT Bancorp Inc.                                       235            11,729
Taylor Capital Group Inc.                              508            11,725
SeeBeyond Technology Corp./1/                        4,577            11,717
Gulf Island Fabrication Inc./1/                        779            11,716
AmericanWest Bancorporation/1/                         638            11,701
Repligen Corp./1/                                    2,169            11,691
E-LOAN Inc./1/                                       3,220            11,689
Fairchild Corp. (The) Class A/1/                     2,358            11,672
National Bankshares Inc.                               272            11,636
Hampshire Group Ltd./1/                                365            11,622
RPC Inc.                                             1,159            11,590
Gundle/SLT Environmental Inc./1/                       755            11,589
Hudson Highland Group Inc./1/                          602            11,582
United Security Bancshares                             459            11,567
BHA Group Inc.                                         485            11,524
Applica Inc./1/                                      1,904            11,519
Shore Bancshares Inc.                                  333            11,518
Collins & Aikman Corp./1/                            3,398            11,485
CryoLife Inc./1/                                     1,864            11,482
SM&A/1/                                                995            11,472
Infonet Services Corp. Class B/1/                    5,514            11,469
Mobius Management Systems Inc./1/                    1,430            11,469
Global Power Equipment Group Inc./1/                 2,167            11,420
Pain Therapeutics Inc./1/                            1,853            11,396
Neose Technologies Inc./1/                           1,217            11,379
PAB Bankshares Inc.                                    838            11,338
ESB Financial Corp.                                    777            11,313
Ducommun Inc./1/                                       691            11,263
U.S. Physical Therapy Inc./1/                          920            11,253
Safety Insurance Group Inc.                            725            11,252
Diodes Inc./1/                                         546            11,242
Penns Woods Bancorp Inc.                               257            11,236
PDF Solutions Inc./1/                                  998            11,228
First of Long Island Corp.                             297            11,224
Old Point Financial Corp.                              358            11,213
Provident Financial Holdings Inc.                      373            11,197
Embarcadero Technologies Inc./1/                     1,115            11,195
Tarragon Realty Investors Inc./1/                      732            11,163
First South Bancorp Inc.                               346            11,124
Columbia Bancorp (Oregon)                              773            11,108
First Albany Companies Inc.                            870            11,092
FTD Inc. Class A/1/                                    492            11,075
SS&C Technologies Inc.                                 552            11,034
Micro Therapeutics Inc./1/                           2,085            11,030
Ultimate Electronics Inc./1/                         1,158            10,989
FMS Financial Corp.                                    656            10,988
Beasley Broadcast Group Inc. Class A/1/                795            10,987
Steinway Musical Instruments Inc./1/                   618            10,970
McLeodUSA Inc. Class A/1/                            7,875            10,946
Cepheid Inc./1/                                      2,343            10,942
Firstbank Corp.                                        345            10,936
Zymogenetics Inc./1/                                   744            10,900
Group 1 Software Inc./1/                               606            10,890
LabOne Inc./1/                                         466            10,872
Yadkin Valley Bank & Trust Co.                         617            10,859

SCHEDULES OF INVESTMENTS                                                      43
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Enstar Group Inc./1/                                   276   $        10,833
Digital Generation Systems Inc./1/                   4,967            10,823
Heartland Financial USA Inc.                           389            10,814
Horizon Financial Corp.                                670            10,814
Greater Community Bancorp                              684            10,807
Parkvale Financial Corp.                               428            10,807
TheStreet.com Inc./1/                                2,383            10,724
American Mortgage Acceptance Corp.                     648            10,718
Kirkland's Inc./1/                                     667            10,692
CNB Financial Corp.                                    253            10,689
Heritage Financial Corp.                               490            10,672
Ambassadors International Inc.                         871            10,670
HealthExtras Inc./1/                                 1,237            10,651
Maritrans Inc.                                         710            10,650
Reading International Inc. Class A/1/                1,865            10,649
Alico Inc.                                             380            10,644
First United Corp.                                     472            10,644
Clayton Williams Energy Inc./1/                        564            10,631
CRIIMI MAE Inc./1/                                   1,024            10,629
Sierra Bancorp                                         690            10,612
iPayment Holdings Inc./1/                              466            10,606
Shenandoah Telecommunications Co.                      275            10,601
First Citizens Banc Corp.                              400            10,600
Flag Financial Corp.                                   792            10,589
Whitehall Jewellers Inc./1/                            943            10,571
Chesapeake Utilities Corp.                             461            10,566
Bebe Stores Inc./1/                                    389            10,542
Sanders Morris Harris Group Inc.                     1,188            10,538
Computer Horizons Corp./1/                           2,839            10,504
Commercial Bankshares Inc.                             350            10,486
Southside Bancshares Inc.                              649            10,481
OPNET Technologies Inc./1/                             839            10,471
Chronimed Inc./1/                                    1,146            10,463
FNB Corp.                                              419            10,454
Cavalry Bancorp Inc.                                   624            10,452
Vital Images Inc./1/                                   558            10,446
MarketWatch.com Inc./1/                              1,249            10,443
IXYS Corp./1/                                        1,112            10,419
Chicago Pizza & Brewery Inc./1/                        883            10,375
BancTrust Financial Group Inc.                         687            10,374
Wayne Bancorp Inc.                                     363            10,346
Integrated Defense Technologies Inc./1/                616            10,336
Century Bancorp Inc. Class A                           309            10,333
GB&T Bancshares Inc.                                   464            10,329
Northern States Financial Corp.                        358            10,314
Merchants Bancshares Inc.                              364            10,294
Drexler Technology Corp./1/                            734            10,291
Charlotte Russe Holding Inc./1/                      1,000            10,290
Boyds Collection Ltd. (The)/1/                       2,281            10,287
Galyan's Trading Co./1/                              1,006            10,271
Financial Industries Corp.                             723            10,267
First Defiance Financial Corp.                         440            10,252
Ansoft Corp./1/                                        998            10,229
Material Sciences Corp.                              1,000            10,220
United Mobile Homes Inc.                               678            10,217
Del Laboratories Inc./1/                               361            10,198
Goody's Family Clothing Inc.                         1,031            10,166
Convera Corp./1/                                     2,336            10,162
Overland Storage Inc./1/                               686            10,119
VIVUS Inc./1/                                        2,890            10,115
Raindance Communications Inc./1/                     3,664            10,113
First Federal Financial of Kentucky                    329            10,084
Nature's Sunshine Products Inc.                      1,214            10,076
MTC Technologies Inc./1/                               434            10,069
Great American Financial Resources Inc.                695            10,064
Gerber Scientific Inc./1/                            1,417            10,061
Security Bank Corp.                                    340            10,030
Radiant Systems Inc./1/                              1,596             9,991
Avant Immunotherapeutics Inc./1/                     4,134             9,963
Heritage Commerce Corp./1/                             928             9,957
Dover Downs Gaming & Entertainment Inc.              1,209             9,938
ACLARA BioSciences Inc./1/                           2,509             9,936
Medallion Financial Corp.                            1,575             9,922
McMoRan Exploration Co./1/                             946             9,914
Sizeler Property Investors Inc.                        943             9,883

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
LNB Bancorp Inc.                                       489   $         9,868
Blue Rhino Corp./1/                                    890             9,861
Charter Financial Corp.                                319             9,841
TransMontaigne Inc./1/                               1,629             9,709
Warwick Community Bancorp                              343             9,662
GTC Biotherapeutics Inc./1/                          3,113             9,650
Wilsons The Leather Experts Inc./1/                  1,207             9,644
Perini Corp./1/                                      1,402             9,618
AVI BioPharma Inc./1/                                1,857             9,601
NetScout Systems Inc./1/                             1,920             9,581
Lifeline Systems Inc./1/                               303             9,557
Specialty Laboratories Inc./1/                         731             9,540
Dave & Buster's Inc./1/                                926             9,538
Warwick Valley Telephone Co.                           122             9,515
Exchange National Bancshares Inc.                      273             9,459
Vitria Technology Inc./1/                            1,866             9,423
Ampco-Pittsburgh Corp.                                 782             9,376
First Consulting Group Inc./1/                       1,879             9,357
Midway Games Inc./1/                                 3,159             9,351
Nelson (Thomas) Inc./1/                                677             9,349
Aphton Corp./1/                                      1,658             9,301
IMPAC Medical Systems Inc./1/                          516             9,231
Seabulk International Inc./1/                        1,265             9,222
Bruker BioSciences Corp./1/                          2,090             9,196
Sigma Designs Inc./1/                                1,068             9,174
Medical Action Industries Inc./1/                      704             9,166
Marine Products Corp.                                  618             9,097
Neoforma Inc./1/                                       647             9,090
Seaboard Corp.                                          42             9,034
Turnstone Systems Inc./1/                            3,147             9,032
SEMCO Energy Inc.                                    1,945             8,947
Summit America Television Inc./1/                    3,060             8,905
Newtek Business Services Inc./1/                     1,797             8,877
Milacron Inc.                                        3,859             8,876
Lannett Co. Inc./1/                                    506             8,850
InteliData Technologies Corp./1/                     3,742             8,831
BroadVision Inc./1/                                  1,797             8,811
Shoe Carnival Inc./1/                                  616             8,809
CollaGenex Pharmaceuticals Inc./1/                     820             8,799
Pemstar Inc./1/                                      2,462             8,765
SureBeam Corporation Class A/1/                      6,093             8,713
Dominion Homes Inc./1/                                 338             8,697
Green Mountain Coffee Roasters Inc./1/                 439             8,697
Interland Inc./1/                                    1,126             8,659
Westmoreland Coal Co./1/                               616             8,642
DigitalThink Inc./1/                                 3,355             8,622
Redback Networks Inc./1/                            14,001             8,541
Medis Technologies Ltd./1/                             835             8,509
Oneida Financial Corp.                                 357             8,504
Virage Logic Corp./1/                                1,118             8,497
Technical Olympic USA Inc./1/                          307             8,443
Compucom Systems Inc./1/                             2,005             8,421
Ingles Markets Inc. Class A                            857             8,399
Verint Systems Inc./1/                                 392             8,389
Petroleum Helicopters Inc./1/                          289             8,381
Cherokee Inc./1/                                       394             8,353
Osteotech Inc./1/                                    1,015             8,313
Omega Protein Corp./1/                               1,263             8,273
iGATE Corp./1/                                       1,399             8,254
Coldwater Creek Inc./1/                                836             8,210
TradeStation Group Inc./1/                           1,097             8,197
Cantel Medical Corp./1/                                613             8,177
Franklin Financial Corp.                               264             8,160
Crawford & Co. Class B                               1,155             8,108
NASB Financial Inc.                                    242             8,085
Manufacturers Services Ltd./1/                       1,614             8,070
National Health Realty Inc.                            529             7,998
Princeton Review Inc. (The)/1/                       1,243             7,992
Mothers Work Inc./1/                                   263             7,982
MarineMax Inc./1/                                      550             7,980
Rex Stores Corp./1/                                    609             7,947
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                            855             7,909
Standard Motor Products Inc.                           778             7,858
Value Line Inc.                                        163             7,824
RCN Corp./1/                                         4,247             7,814
SAFLINK Corp./1/                                     1,694             7,792
Westfield Financial Inc.                               349             7,790
Dynacq International Inc./1/                           427             7,724
Deb Shops Inc.                                         419             7,689

SCHEDULES OF INVESTMENTS                                                      45
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Maui Land & Pineapple Co. Inc./1/                      297   $         7,680
Arden Group Inc. Class A                               124             7,626
MAIR Holdings Inc./1/                                1,109             7,530
Smart & Final Inc./1/                                1,202             7,513
Retractable Technologies Inc./1/                     1,224             7,479
Drew Industries Inc./1/                                402             7,441
Richardson Electronics Ltd.                            700             7,420
Restoration Hardware Inc./1/                         1,272             7,390
Liquidmetal Technologies/1/                          2,325             7,324
Plug Power Inc./1/                                   1,420             7,314
Aceto Corp.                                            522             7,308
Sun Bancorp Inc. (Pennsylvania)                        394             7,297
Alamo Group Inc.                                       511             7,287
Guess ? Inc./1/                                        818             7,280
NetRatings Inc./1/                                     777             7,252
Dover Motorsports Inc.                               1,893             7,118
Omega Healthcare Investors Inc./1/                     908             6,973
Novoste Corp./1/                                     1,569             6,919
Ambassadors Group Inc./1/                              405             6,889
Digitas Inc./1/                                        945             6,861
PC Connection Inc./1/                                  729             6,853
Party City Corp./1/                                    552             6,834
Star Scientific Inc./1/                              3,753             6,830
Sirna Therapeutics Inc./1/                           1,185             6,778
Metro One Telecommunications Inc./1/                 1,941             6,755
Durect Corp./1/                                      2,002             6,727
Synplicity Inc./1/                                   1,135             6,697
Third Wave Technologies Inc./1/                      2,057             6,644
APAC Customer Services Inc./1/                       2,649             6,622
Hi-Tech Pharmacal Co./1/                               281             6,595
Hungarian Telephone and Cable Corp./1/                 712             6,586
Horizon Offshore Inc./1/                             1,597             6,564
Cholestech Corp./1/                                    848             6,445
Modtech Holdings Inc./1/                               805             6,392
Finlay Enterprises Inc./1/                             431             6,262
Cerus Corp./1/                                       1,330             6,158
Inter Parfums Inc.                                     614             6,140
NYMAGIC Inc.                                           270             6,056
DJ Orthopedics Inc./1/                                 428             5,971
National Beverage Corp./1/                             388             5,859
Catapult Communications Corp./1/                       458             5,762
Acme Communications Inc./1/                            763             5,761
North Coast Energy Inc./1/                             456             5,695
Sanchez Computer Associates Inc./1/                  1,475             5,664
Emerson Radio Corp./1/                               1,506             5,647
Pegasus Communications Corp./1/                        378             5,625
Mestek Inc./1/                                         330             5,547
Crown Media Holdings Inc./1/                           671             5,489
Centennial Communications Corp./1/                   1,080             5,486
Sypris Solutions Inc.                                  396             5,437
EMC Insurance Group Inc.                               294             5,192
Medical Staffing Network Holdings Inc./1/              669             5,058
Clean Harbors Inc./1/                                1,139             4,841
Oneida Ltd.                                          1,556             4,792
Atari Inc./1/                                        1,142             4,671
American Realty Investors Inc./1/                      444             4,458
Virbac Corp./1/                                        610             4,423
Carmike Cinemas Inc./1/                                168             4,420
Noland Co.                                             126             4,271
Pacific Union Bank                                     226             4,192
Transcontinental Realty Investments
 Inc./1/                                               355             4,185
Orleans Homebuilders Inc./1/                           353             4,172
Alteon Inc./1/                                       2,185             4,151
Blount International Inc./1/                           861             4,141
U.S. Xpress Enterprises Inc. Class A/1/                328             4,018
General Binding Corp./1/                               377             3,921
Independence Holding Co.                               169             3,676
ICT Group Inc./1/                                      326             3,491
Handspring Inc./1/                                   2,943             3,326
Nuance Communications Inc./1/                          562             3,254
Optical Communication Products Inc./1/               1,308             3,087
Alliance Imaging Inc./1/                               894             3,075
SimpleTech Inc./1/                                     428             3,064
Donegal Group Inc. Class A                             172             2,597

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

                                                    SHARES

SECURITY                                      OR PRINCIPAL             VALUE
----------------------------------------------------------------------------
United Capital Corp.                                   142   $         2,556
Revlon Inc. Class A/1/                                 818             2,176
Raytech Corp./1/                                       472             1,657
Sports Resorts International Inc./1/                   303             1,539
McLeodUSA Inc. Class A Escrow/2/                    61,151                 -
TOTAL COMMON STOCKS
  (COST: $1,250,795,546)                                       1,094,262,284

SHORT TERM INVESTMENTS - 5.62%

MONEY MARKET FUNDS - 3.39%
Barclays Global Investors Funds
  Institutional Money Market Fund,

  Institutional Shares/3/,/4/                   24,943,601        24,943,601
Barclays Global Investors Funds
  Prime Money Market Fund, Institutional

  Shares/3/,/4/                                  8,927,605         8,927,605
BlackRock Temp Cash Money Market Fund/3/           396,582           396,582
Short Term Investment Co. - Liquid Assets
  Money Market Portfolio/3/                      2,104,897         2,104,897
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional

  Shares/3/                                        811,600           811,600
                                                                      37,184,285

FLOATING RATE NOTES - 1.29% Beta Finance Inc.

  1.08%, 05/20/04/3/                       $       405,800           405,762
  1.08%, 09/15/04/3/                               811,600           811,523
  1.17%, 08/23/04/3/                               405,800           406,112
CC USA Inc.

  1.06%, 05/24/04/3/                               811,600           811,548
  1.08%, 04/19/04/3/                               357,104           357,094
  1.12%, 07/15/04/3/                               405,800           405,915
Dorada Finance Inc.

  1.08%, 05/20/04/3/                               811,600           811,523
  1.24%, 08/09/04/3/                               202,900           202,874
Five Finance Inc.

  1.09%, 04/15/04/3/                               405,800           405,800

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
HBOS Treasury Services PLC

  1.13%, 06/24/08/3/                       $       811,600   $       811,600
Holmes Financing PLC

  1.08%, 04/15/04/3/                               162,320           162,320
K2 USA LLC

  1.08%, 08/16/04/3/                               202,900           202,874
  1.08%, 09/27/04/3/                               876,528           876,399
  1.09%, 04/13/04/3/                               405,800           405,790
  1.09%, 05/17/04/3/                               405,800           405,788
Links Finance LLC

  1.05%, 07/20/04/3/                               324,640           324,588
  1.08%, 05/04/04/3/                               405,800           405,788
  1.08%, 06/28/04/3/                               405,800           405,740
  1.09%, 03/29/04/3/                               405,800           405,800
Nationwide Building Society

  1.08%, 07/23/04/3/                               608,700           608,700
Sigma Finance Inc.

  1.05%, 07/20/04/3/                               405,800           405,735
  1.07%, 10/15/03/3/                               811,600           811,597
  1.07%, 07/01/04/3/                               405,800           405,724
  1.24%, 08/06/04/3/                               202,900           202,883
Tango Finance Corp.

  1.05%, 07/15/04/3/                               243,480           243,417
  1.06%, 07/06/04/3/                               243,480           243,461
WhistleJacket Capital LLC

  1.08%, 09/15/04/3/                               405,800           405,723
White Pine Finance LLC

  1.08%, 05/17/04/3/                               486,960           486,960
  1.08%, 07/06/04/3/                               486,960           486,925
  1.08%, 08/26/04/3/                               405,800           405,744
  1.09%, 04/20/04/3/                               405,800           405,800
                                                                      14,137,507

COMMERCIAL PAPER - 0.67% Amsterdam Funding Corp.

  1.06%, 10/16/03/3/                               385,510           385,341
Blue Ridge Asset Funding Corp.

  1.05%, 10/17/03/3/                               405,800           405,611
Edison Asset Securitization

  1.07%, 10/23/03/3/                               762,904           762,406

SCHEDULES OF INVESTMENTS                                                      47
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Gemini Securitization Corp.

  1.05%, 10/17/03/3/                       $       284,060   $       283,928
Greenwich Funding Corp.

  1.06%, 10/16/03/3/                               478,844           478,633
Jupiter Securitization Corp.

  1.05%, 10/20/03/3/                               405,800           405,575
New Center Asset Trust

  1.06%, 10/22/03/3/                               405,800           405,549
Park Avenue Receivables Corp.

  1.05%, 10/20/03/3/                               406,800           405,575
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                               405,800           405,717
Receivables Capital Corp.

  1.05%, 10/15/03/3/                               272,763           272,651
Sydney Capital Corp.

  1.07%, 10/17/03/3/                               328,698           328,542
UBS Finance (Delaware) Inc.

  1.03%, 10/08/03/3/                               811,600           811,438
  1.05%, 10/15/03/3/                               405,800           405,635
  1.11%, 10/01/03/3/                             1,623,201         1,623,201
                                                                       7,379,802

TIME DEPOSITS - 0.21%
Abbey National Treasury Services PLC

  1.15%, 10/01/03/3/                               405,800           405,800
Canadian Imperial Bank of Commerce

  1.06%, 10/08/03/3/                               202,900           202,900
  1.08%, 10/30/03/3/                               324,640           324,640
  1.37%, 08/26/04/3/                               811,600           811,600
Toronto-Dominion Bank

  1.33%, 08/23/04/3/                               527,540           527,303
                                                                       2,272,243

REPURCHASE AGREEMENTS - 0.06% Lehman Brothers Inc.

  1.10%, 10/01/03/3/                               649,280           649,280
                                                                         649,280

TOTAL SHORT TERM INVESTMENTS
  (COST: $61,623,117)                                             61,623,117

TOTAL INVESTMENTS IN SECURITIES - 105.54%
  (COST $1,312,418,663)                                        1,155,885,401
OTHER ASSETS, LESS LIABILITIES - (5.54%)                         (60,718,708)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 1,095,166,693
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.

/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.93%
General Electric Co.                               129,612   $     3,863,734
Microsoft Corp.                                    115,976         3,222,973
Pfizer Inc.                                        102,375         3,110,153
Intel Corp.                                         84,752         2,331,528
Wal-Mart Stores Inc.                                34,474         1,925,373
Johnson & Johnson                                   38,508         1,906,916
Cisco Systems Inc./1/                               91,050         1,779,117
Amgen Inc./1/                                       16,731         1,080,321
Coca-Cola Co. (The)                                 23,717         1,018,882
Procter & Gamble Co.                                10,737           996,608
Dell Inc./1/                                        29,558           986,942
Home Depot Inc.                                     29,763           947,952
International Business Machines Corp.               10,486           926,228
PepsiCo Inc.                                        19,758           905,509
Fannie Mae                                          12,714           892,523
American International Group Inc.                   15,195           876,751
Abbott Laboratories                                 20,262           862,148
Lilly (Eli) & Co.                                   12,530           744,282
Medtronic Inc.                                      15,833           742,884
Wyeth                                               15,208           701,089
Merck & Co. Inc.                                    12,870           651,479
3M Co.                                               8,994           621,216
Oracle Corp./1/                                     50,145           562,627
Anheuser-Busch Companies Inc.                       10,838           534,747
Texas Instruments Inc.                              22,445           511,746
Lowe's Companies Inc.                                9,838           510,592
American Express Co.                                11,108           500,526
Target Corp.                                        11,819           444,749
QUALCOMM Inc.                                       10,259           427,185
United Parcel Service Inc. Class B                   6,668           425,418
Walgreen Co.                                        13,302           407,573
Applied Materials Inc./1/                           21,489           389,810
First Data Corp.                                     9,677           386,693
Comcast Corp. Class A/1/                            12,173           375,902
Fifth Third Bancorp                                  6,517           361,498
UnitedHealth Group Inc.                              7,183           361,449
EMC Corp./1/                                        28,436           359,147
Colgate-Palmolive Co.                                6,209           347,021
Cardinal Health Inc.                                 5,776           337,261
Marsh & McLennan Companies Inc.                      6,926           329,747
Bristol-Myers Squibb Co.                            12,560           322,290
Viacom Inc. Class B                                  7,913           303,068
Boeing Co. (The)                                     8,491           291,496
eBay Inc./1/                                         5,418           289,917
Sysco Corp.                                          8,396           274,633
Altria Group Inc.                                    6,152           269,458
Boston Scientific Corp./1/                           4,174           266,301
Gillette Co. (The)                                   8,185           261,756
Automatic Data Processing Inc.                       7,292           261,418
MBNA Corp.                                          10,316           235,205
Yahoo! Inc./1/                                       6,437           227,741
Forest Laboratories Inc./1/                          4,410           226,894
Baxter International Inc.                            7,729           224,605
Genentech Inc./1/                                    2,655           212,772
Nextel Communications Inc. Class A/1/               10,569           208,104
SLM Corp.                                            5,323           207,384
Kohls Corp./1/                                       3,699           197,896
Harley-Davidson Inc.                                 3,934           189,619
Guidant Corp.                                        4,022           188,431
United Technologies Corp.                            2,416           186,708
HCA Inc.                                             5,009           184,632
Analog Devices Inc./1/                               4,753           180,709
Omnicom Group Inc.                                   2,452           176,176
Progressive Corp. (The)                              2,519           174,088
Veritas Software Corp./1/                            5,352           168,053
Maxim Integrated Products Inc.                       4,226           166,927
Schwab (Charles) Corp. (The)                        13,621           162,226
Best Buy Co. Inc./1/                                 3,397           161,425
Staples Inc./1/                                      6,189           146,989
Bed Bath & Beyond Inc./1/                            3,843           146,726
Starbucks Corp./1/                                   5,087           146,506
Motorola Inc.                                       12,203           146,070
Paychex Inc.                                         4,295           145,729
Gap Inc. (The)                                       8,491           145,366
Linear Technology Corp.                              4,036           144,529
Gilead Sciences Inc./1/                              2,581           144,355
Illinois Tool Works Inc.                             2,163           143,320
Zimmer Holdings Inc./1/                              2,560           141,056
WellPoint Health Networks Inc./1/                    1,794           138,268

SCHEDULES OF INVESTMENTS                                                      49
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Amazon.com Inc./1/                                   2,835   $       137,101
AFLAC Inc.                                           4,203           135,757
Stryker Corp.                                        1,799           135,483
Walt Disney Co. (The)                                6,665           134,433
McGraw-Hill Companies Inc. (The)                     2,155           133,890
Electronic Arts Inc./1/                              1,448           133,549
Allergan Inc.                                        1,680           132,266
Nike Inc. Class B                                    2,116           128,695
TJX Companies Inc.                                   6,620           128,560
InterActiveCorp/1/                                   3,858           127,507
KLA-Tencor Corp./1/                                  2,480           127,472
St. Jude Medical Inc./1/                             2,342           125,929
Xilinx Inc./1/                                       4,398           125,387
International Game Technology Inc.                   4,452           125,324
Halliburton Co.                                      5,110           123,917
Computer Associates International Inc.               4,669           121,908
Symantec Corp./1/                                    1,928           121,503
Clear Channel Communications Inc.                    3,145           120,454
Adobe Systems Inc.                                   2,985           117,191
Liberty Media Corp. Class A/1/                      11,727           116,918
General Mills Inc.                                   2,448           115,227
Genzyme Corp. - General Division/1/                  2,477           114,561
Southwest Airlines Co.                               6,464           114,413
Intuit Inc./1/                                       2,368           114,232
Newmont Mining Corp.                                 2,900           113,361
EchoStar Communications Corp./1/                     2,930           112,131
Biomet Inc.                                          3,321           111,619
Yum! Brands Inc./1/                                  3,768           111,608
Waste Management Inc.                                4,218           110,385
Apollo Group Inc. Class A/1/                         1,659           109,544
MedImmune Inc./1/                                    3,284           108,405
Mattel Inc.                                          5,664           107,389
Freddie Mac                                          2,042           106,899
AT&T Wireless Services Inc./1/                      12,899           105,514
Capital One Financial Corp.                          1,837           104,782
Kimberly-Clark Corp.                                 1,992           102,229
Danaher Corp.                                        1,381           102,001
Block (H & R) Inc.                                   2,306            99,504
Baker Hughes Inc.                                    3,340            98,831
Wrigley (William Jr.) Co.                            1,734            95,890
Lexmark International Inc./1/                        1,516            95,523
FedEx Corp.                                          1,474            94,970
Becton, Dickinson & Co.                              2,604            94,056
Altera Corp./1/                                      4,953            93,612
Mylan Laboratories Inc.                              2,366            91,446
SunGard Data Systems Inc./1/                         3,391            89,217
Synovus Financial Corp.                              3,554            88,814
Moody's Corp.                                        1,600            87,952
Concord EFS Inc./1/                                  6,261            85,588
Fiserv Inc./1/                                       2,347            85,032
Corning Inc./1/                                      8,950            84,309
Network Appliance Inc./1/                            3,954            81,176
General Motors Corp. Class H/1/                      5,641            80,723
Pitney Bowes Inc.                                    2,059            78,901
AutoZone Inc./1/                                       871            77,981
Caremark Rx Inc./1/                                  3,417            77,224
Family Dollar Stores Inc.                            1,929            76,948
Sara Lee Corp.                                       4,084            74,982
Dollar General Corp.                                 3,736            74,720
Broadcom Corp. Class A/1/                            2,780            74,004
Biogen Inc./1/                                       1,916            73,249
Mellon Financial Corp.                               2,387            71,944
Costco Wholesale Corp./1/                            2,246            69,806
McKesson Corp.                                       2,012            66,979
Health Management Associates Inc. Class A            3,058            66,695
ITT Industries Inc.                                  1,108            66,303
American Standard Companies Inc./1/                    785            66,136
National Semiconductor Corp./1/                      2,037            65,775
IMS Health Inc.                                      3,113            65,684
Wells Fargo & Company                                1,268            65,302
BJ Services Co./1/                                   1,904            65,060
Coach Inc./1/                                        1,190            64,974
Heinz (H.J.) Co.                                     1,879            64,412
Juniper Networks Inc./1/                             4,278            63,828
Microchip Technology Inc.                            2,662            63,728
Marriott International Inc. Class A                  1,470            63,254
JDS Uniphase Corp./1/                               17,329            62,384
Affiliated Computer Services Inc.
 Class A/1/                                          1,277            62,177
Avery Dennison Corp.                                 1,229            62,089

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
EOG Resources Inc.                                   1,470   $        61,358
RadioShack Corp.                                     2,158            61,309
Ecolab Inc.                                          2,427            61,282
Agere Systems Inc. Class B/1/                       20,947            60,537
Chiron Corp./1/                                      1,145            59,185
Sprint Corp. (PCS Group)/1/                         10,244            58,698
Anadarko Petroleum Corp.                             1,402            58,548
BEA Systems Inc./1/                                  4,842            58,346
Cintas Corp.                                         1,580            58,207
Morgan Stanley                                       1,153            58,180
Univision Communications Inc. Class A/1/             1,820            58,129
QLogic Corp./1/                                      1,229            57,775
Freeport-McMoRan Copper & Gold Inc.                  1,734            57,395
Career Education Corp./1/                            1,263            57,214
Quest Diagnostics Inc./1/                              933            56,577
Cendant Corp./1/                                     2,986            55,808
Du Pont (E.I.) de Nemours and Co.                    1,379            55,174
Lockheed Martin Corp.                                1,193            55,057
Synopsys Inc./1/                                     1,764            54,278
Tiffany & Co.                                        1,430            53,382
IDEC Pharmaceuticals Corp./1/                        1,602            53,106
Kinder Morgan Inc.                                     983            53,092
Novellus Systems Inc./1/                             1,562            52,717
Sealed Air Corp./1/                                  1,107            52,284
Clorox Co.                                           1,134            52,017
New York Times Co. Class A                           1,191            51,761
Kellogg Co.                                          1,546            51,559
Legg Mason Inc.                                        704            50,829
Applera Corp. - Applied Biosystems Group             2,262            50,465
Varian Medical Systems Inc./1/                         874            50,238
Laboratory Corp. of America Holdings/1/              1,746            50,110
Anthem Inc./1/                                         696            49,646
SanDisk Corp./1/                                       774            49,335
Dollar Tree Stores Inc./1/                           1,471            49,278
Newell Rubbermaid Inc.                               2,262            49,018
Express Scripts Inc./1/                                792            48,431
Masco Corp.                                          1,974            48,324
Citrix Systems Inc./1/                               2,174            48,002
Bank of New York Co. Inc. (The)                      1,618            47,100
Hershey Foods Corp.                                    647            47,024
DENTSPLY International Inc.                          1,035            46,409
Celgene Corp./1/                                     1,067            46,233
Jabil Circuit Inc./1/                                1,769            46,082
Patterson Dental Co./1/                                797            45,891
Emerson Electric Co.                                   871            45,858
Ross Stores Inc.                                       984            45,618
Oxford Health Plans Inc./1/                          1,095            45,234
Expeditors International Washington Inc.             1,282            44,114
Waters Corp./1/                                      1,607            44,080
Teradyne Inc./1/                                     2,359            43,877
Aetna Inc.                                             718            43,820
CDW Corp.                                              755            43,594
JetBlue Airways Corp./1/                               711            43,350
CarMax Inc./1/                                       1,317            43,013
Lincare Holdings Inc./1/                             1,170            42,880
Molex Inc.                                           1,498            42,828
Brinker International Inc./1/                        1,276            42,567
Mercury Interactive Corp./1/                           937            42,549
Bard (C.R.) Inc.                                       596            42,316
Micron Technology Inc./1/                            3,132            42,031
AdvancePCS/1/                                          912            41,560
Estee Lauder Companies Inc. Class A                  1,215            41,431
Barr Laboratories Inc./1/                              607            41,403
PETsMART Inc./1/                                     1,790            40,633
Black & Decker Corp.                                   996            40,388
Medco Health Solutions Inc./1/                       1,552            40,243
AmerisourceBergen Corp.                                739            39,943
AES Corp. (The)/1/                                   5,321            39,482
Dun & Bradstreet Corp./1/                              949            39,421
Unisys Corp./1/                                      2,886            39,048
Praxair Inc.                                           629            38,967
T. Rowe Price Group Inc.                               939            38,743
New York Community Bancorp Inc.                      1,226            38,631
Dow Chemical Co. (The)                               1,177            38,300
BMC Software Inc./1/                                 2,706            37,695
Pepsi Bottling Group Inc.                            1,811            37,270
Harrah's Entertainment Inc.                            874            36,804

SCHEDULES OF INVESTMENTS                                                      51
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Beckman Coulter Inc.                                   806   $        36,705
Robert Half International Inc./1/                    1,868            36,426
Lam Research Corp./1/                                1,635            36,215
Whole Foods Market Inc./1/                             645            35,591
ChoicePoint Inc./1/                                  1,049            35,141
Chico's FAS Inc./1/                                  1,142            34,991
Scripps (E.W.) Co. Class A                             407            34,636
CH Robinson Worldwide Inc.                             928            34,531
Doral Financial Corp.                                  732            34,404
DST Systems Inc./1/                                    914            34,366
Hilton Hotels Corp.                                  2,113            34,273
NVR Inc./1/                                             73            34,055
IVAX Corp./1/                                        1,733            33,967
Westwood One Inc./1/                                 1,125            33,964
Campbell Soup Co.                                    1,278            33,867
Gallagher (Arthur J.) & Co.                          1,190            33,653
Gentex Corp./1/                                        964            33,586
Abercrombie & Fitch Co. Class A/1/                   1,211            33,557
Darden Restaurants Inc.                              1,748            33,212
Corinthian Colleges Inc./1/                            581            33,210
Ball Corp.                                             614            33,156
Amylin Pharmaceuticals Inc./1/                       1,173            33,126
Commerce Bancorp Inc.                                  684            32,770
Ameritrade Holding Corp./1/                          2,911            32,749
McCormick & Co. Inc.                                 1,194            32,739
Fair Isaac Corp.                                       554            32,664
Equifax Inc.                                         1,451            32,314
Western Digital Corp./1/                             2,506            32,302
Harman International Industries Inc.                   325            31,964
NVIDIA Corp./1/                                      1,977            31,456
Monster Worldwide Inc./1/                            1,236            31,122
Krispy Kreme Doughnuts Inc./1/                         808            31,108
Mid Atlantic Medical Services Inc./1/                  601            30,909
Smith International Inc./1/                            857            30,835
Cephalon Inc./1/                                       670            30,766
Symbol Technologies Inc.                             2,569            30,700
Eaton Vance Corp.                                      916            30,668
Coventry Health Care Inc./1/                           581            30,642
Avon Products Inc.                                     468            30,214
SEI Investment Co.                                     929            30,193
Cognizant Technology Solutions Corp./1/                824            30,051
Fastenal Co.                                           794            30,013
First Health Group Corp./1/                          1,138            29,759
PMC-Sierra Inc./1/                                   2,245            29,614
Iron Mountain Inc./1/                                  822            29,510
WebMD Corp./1/                                       3,297            29,409
PeopleSoft Inc./1/                                   1,615            29,377
Foundry Networks Inc./1/                             1,362            29,297
Siebel Systems Inc./1/                               2,990            29,063
UTStarcom Inc./1/                                      908            28,883
Rockwell Collins Inc.                                1,143            28,861
Patterson-UTI Energy Inc./1/                         1,061            28,721
Sepracor Inc./1/                                     1,041            28,669
Williams-Sonoma Inc./1/                              1,061            28,626
Pharmaceutical Resources Inc./1/                       418            28,516
Fox Entertainment Group Inc. Class A/1/              1,007            28,186
Michaels Stores Inc.                                   691            28,165
Universal Health Services Inc. Class B/1/              566            27,989
Health Net Inc./1/                                     877            27,775
Sanmina-SCI Corp./1/                                 2,843            27,577
Manpower Inc.                                          733            27,194
Cox Communications Inc. Class A/1/                     842            26,624
GTECH Holdings Corp.                                   620            26,567
Millipore Corp./1/                                     576            26,531
ITT Educational Services Inc./1/                       551            26,404
Pall Corp.                                           1,169            26,232
VeriSign Inc./1/                                     1,938            26,105
Dow Jones & Co. Inc.                                   551            26,090
Investors Financial Services Corp.                     830            26,062
Federated Investors Inc. Class B                       940            26,038
TCF Financial Corp.                                    542            25,989
Millennium Pharmaceuticals Inc./1/                   1,683            25,901
Cooper Cameron Corp./1/                                553            25,554
XTO Energy Inc.                                      1,217            25,545
Solectron Corp./1/                                   4,363            25,524
Neuberger Berman Inc.                                  605            25,331
Zebra Technologies Corp. Class A/1/                    490            25,269
ImClone Systems Inc./1/                                646            25,013

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Jacobs Engineering Group Inc./1/                       554       $    24,985
Maytag Corp.                                           994            24,820
Rent-A-Center Inc./1/                                  762            24,613
Integrated Circuit Systems Inc./1/                     813            24,423
Education Management Corp./1/                          421            24,279
Network Associates Inc./1/                           1,758            24,190
Donaldson Co. Inc.                                     445            23,985
DaVita Inc./1/                                         742            23,618
Waddell & Reed Financial Inc. Class A                  990            23,334
Reynolds & Reynolds Co. (The) Class A                  844            23,252
Overture Services Inc./1/                              861            22,808
Lamar Advertising Co./1/                               768            22,533
Applebee's International Inc.                          715            22,508
Corporate Executive Board Co. (The)/1/                 476            22,348
Pactiv Corp./1/                                      1,100            22,308
Outback Steakhouse Inc.                                589            22,305
ARAMARK Corp. Class B/1/                               885            22,152
Weight Watchers International Inc./1/                  532            22,131
Advance Auto Parts Inc./1/                             308            21,837
Phelps Dodge Corp./1/                                  466            21,809
Certegy Inc.                                           679            21,803
RF Micro Devices Inc./1/                             2,337            21,711
Graco Inc.                                             571            21,441
Omnicare Inc.                                          591            21,311
SICOR Inc./1/                                        1,101            21,227
Cheesecake Factory (The)/1/                            586            21,196
Rite Aid Corp./1/                                    4,087            21,089
Starwood Hotels & Resorts Worldwide Inc.               606            21,089
Centex Corp.                                           270            21,028
Sigma-Aldrich Corp.                                    404            20,984
Cytyc Corp./1/                                       1,392            20,936
Edwards Lifesciences Corp./1/                          770            20,852
Leggett & Platt Inc.                                   959            20,743
Herman Miller Inc.                                     910            20,721
Entercom Communications Corp./1/                       462            20,707
Chesapeake Energy Corp.                              1,920            20,698
Macromedia Inc./1/                                     836            20,683
Conexant Systems Inc./1/                             3,652            20,670
E*TRADE Group Inc./1/                                2,223            20,585
L-3 Communications Holdings Inc./1/                    475            20,544
Titan Corp. (The)/1/                                   980            20,423
Brown & Brown Inc.                                     663            20,407
Avid Technology Inc./1/                                384            20,291
Fisher Scientific International Inc./1/                511            20,282
Apria Healthcare Group Inc./1/                         739            20,234
Polaris Industries Inc.                                272            20,169
Medicis Pharmaceutical Corp. Class A                   344            20,158
Pixar Inc./1/                                          301            20,035
North Fork Bancorp Inc.                                571            19,842
State Street Corp.                                     440            19,800
Stericycle Inc./1/                                     419            19,764
ResMed Inc./1/                                         447            19,659
Popular Inc.                                           489            19,462
CIENA Corp./1/                                       3,276            19,361
Steris Corp./1/                                        840            19,337
International Flavors & Fragrances Inc.                584            19,319
Tribune Co.                                            420            19,278
Emulex Corp./1/                                        738            18,797
Henry Schein Inc./1/                                   331            18,768
Charles River Laboratories International
 Inc./1/                                               607            18,629
Ruby Tuesday Inc.                                      757            18,251
Pacific Sunwear of California Inc./1/                  882            18,222
ENSCO International Inc.                               679            18,211
Rambus Inc./1/                                       1,083            18,173
Accredo Health Inc./1/                                 648            18,138
Respironics Inc./1/                                    434            18,133
Intersil Corp. Class A/1/                              761            18,112
Alliant Techsystems Inc./1/                            376            18,067
Cymer Inc./1/                                          437            18,004
Vitesse Semiconductor Corp./1/                       2,798            17,907
Covance Inc./1/                                        796            17,814
INAMED Corp./1/                                        242            17,775
Affiliated Managers Group Inc./1/                      283            17,772
Amkor Technology Inc./1/                             1,236            17,564
BISYS Group Inc. (The)/1/                            1,329            17,476
Providian Financial Corp./1/                         1,480            17,449

SCHEDULES OF INVESTMENTS                                                      53
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
UCBH Holdings Inc.                                     575   $        17,382
Fred's Inc.                                            526            17,337
Red Hat Inc./1/                                      1,712            17,291
IDEXX Laboratories Inc./1/                             405            17,208
DeVry Inc./1/                                          727            17,201
Pier 1 Imports Inc.                                    881            16,950
Sonus Networks Inc./1/                               2,435            16,875
Cree Inc./1/                                           911            16,872
Dover Corp.                                            477            16,871
TECHNE Corp./1/                                        528            16,785
National Instruments Corp.                             417            16,784
Dial Corp. (The)                                       777            16,737
Affymetrix Inc./1/                                     795            16,687
Xerox Corp./1/                                       1,614            16,560
Ceridian Corp./1/                                      888            16,535
Advanced Micro Devices Inc./1/                       1,480            16,443
Take-Two Interactive Software Inc./1/                  478            16,333
MGI Pharma Inc./1/                                     416            16,332
NBTY Inc./1/                                           698            16,298
LSI Logic Corp./1/                                   1,798            16,164
Mettler Toledo International Inc./1/                   449            16,142
Silicon Laboratories Inc./1/                           356            16,002
Cooper Companies Inc.                                  392            15,974
Cablevision Systems Corp./1/                           879            15,910
Gen-Probe Inc./1/                                      293            15,872
Cypress Semiconductor Corp./1/                         896            15,841
Autoliv Inc.                                           523            15,779
OSI Pharmaceuticals Inc./1/                            482            15,651
McDATA Corp. Class A/1/                              1,304            15,609
FMC Technologies Inc./1/                               727            15,572
Wiley (John) & Sons Inc. Class A                       599            15,568
99 Cents Only Stores/1/                                481            15,556
Performance Food Group Co./1/                          382            15,551
Pharmaceutical Product Development
 Inc./1/                                               647            15,522
Sybase Inc./1/                                         911            15,496
CACI International Inc. Class A/1/                     361            15,469
P.F. Chang's China Bistro Inc./1/                      341            15,464
PETCO Animal Supplies Inc./1/                          494            15,413
Panera Bread Co. Class A/1/                            376            15,401
Henry (Jack) & Associates Inc.                         875            15,216
Getty Images Inc./1/                                   431            15,154
Claire's Stores Inc.                                   451            15,090
NetScreen Technologies Inc./1/                         673            14,961
Station Casinos Inc.                                   487            14,902
Medicines Co. (The)/1/                                 573            14,898
Oshkosh Truck Corp.                                    376            14,893
ADTRAN Inc.                                            243            14,867
Comverse Technology Inc./1/                            990            14,810
Rowan Companies Inc./1/                                602            14,797
Tenet Healthcare Corp./1/                            1,020            14,770
Roper Industries Inc.                                  337            14,676
Navistar International Corp./1/                        393            14,651
Martek Biosciences Corp./1/                            278            14,642
O'Reilly Automotive Inc./1/                            398            14,634
Varco International Inc./1/                            854            14,441
International Speedway Corp. Class A                   329            14,440
AMR Corp./1/                                         1,258            14,404
Whirlpool Corp.                                        212            14,367
Lexar Media Inc./1/                                    840            14,314
International Rectifier Corp./1/                       379            14,190
Hyperion Solutions Corp./1/                            491            14,175
Mohawk Industries Inc./1/                              198            14,121
Strayer Education Inc.                                 146            14,120
St. Joe Company (The)                                  440            14,115
Southwest Bancorp of Texas Inc.                        386            14,093
Pediatrix Medical Group Inc./1/                        305            14,045
OmniVision Technologies Inc./1/                        330            13,939
Tellabs Inc./1/                                      2,049            13,913
Coca-Cola Enterprises Inc.                             719            13,704
Alliance Gaming Corp./1/                               674            13,669
Qwest Communications International
 Inc./1/                                             3,990            13,566
Hot Topic Inc./1/                                      601            13,547
Thor Industries Inc.                                   247            13,343
Sonic Corp./1/                                         527            13,323
East West Bancorp Inc.                                 311            13,295
Airtran Holdings Inc./1/                               792            13,266
Tractor Supply Co./1/                                  404            13,255
Semtech Corp./1/                                       716            13,217
Odyssey Healthcare Inc./1/                             441            13,151

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Storage Technology Corp./1/                            544   $        13,132
Kronos Inc./1/                                         248            13,122
Plantronics Inc./1/                                    549            13,105
Mentor Graphics Corp./1/                               744            13,042
Evergreen Resources Inc./1/                            482            13,014
Varian Semiconductor Equipment Associates
 Inc./1/                                               347            12,995
Avocent Corp./1/                                       427            12,934
University of Phoenix Online/1/                        193            12,850
Waste Connections Inc./1/                              363            12,738
AMERIGROUP Corp./1/                                    285            12,720
Amphenol Corp. Class A/1/                              244            12,700
Andrx Group/1/                                         684            12,661
SouthTrust Corp.                                       430            12,638
Legato Systems Inc./1/                               1,126            12,622
Total System Services Inc.                             479            12,622
Cabot Microelectronics Corp./1/                        226            12,597
Harte-Hanks Inc.                                       682            12,576
BlackRock Inc.                                         256            12,544
Sylvan Learning Systems Inc./1/                        458            12,494
IGEN International Inc./1/                             216            12,485
King Pharmaceuticals Inc./1/                           824            12,484
Varian Inc./1/                                         398            12,465
Viad Corp.                                             522            12,465
Hollywood Entertainment Corp./1/                       727            12,359
Triad Hospitals Inc./1/                                407            12,324
Intergraph Corp./1/                                    528            12,292
CBRL Group Inc.                                        346            12,276
Grant Prideco Inc./1/                                1,198            12,208
Tetra Tech Inc./1/                                     612            12,185
Advanced Digital Information Corp./1/                  867            12,155
Human Genome Sciences Inc./1/                          889            12,144
Church & Dwight Co. Inc.                               345            12,072
American Tower Corp. Class A/1/                      1,185            12,028
Bio-Rad Laboratories Inc. Class A/1/                   234            11,934
United Online Inc./1/                                  343            11,909
Renal Care Group Inc./1/                               348            11,884
Quiksilver Inc./1/                                     743            11,851
Commonwealth Telephone Enterprises
 Inc./1/                                               295            11,838
Dade Behring Holdings Inc./1/                          418            11,808
Friedman, Billings, Ramsey Group, Inc.
 Class A                                               682            11,764
Mandalay Resort Group                                  297            11,764
Vertex Pharmaceuticals Inc./1/                         951            11,697
Western Wireless Corp. Class A/1/                      627            11,687
HON Industries Inc.                                    316            11,679
Landstar System Inc./1/                                191            11,655
Protein Design Labs Inc./1/                            839            11,629
Novell Inc./1/                                       2,172            11,577
Hillenbrand Industries Inc.                            205            11,566
SCP Pool Corp./1/                                      415            11,545
Hilb, Rogal & Hamilton Co.                             370            11,485
Flir Systems Inc./1/                                   448            11,478
ADC Telecommunications Inc./1/                       4,913            11,447
Documentum Inc./1/                                     537            11,443
Brink's Co. (The)                                      659            11,440
Cognex Corp.                                           435            11,436
TrustCo Bank Corp. NY                                  925            11,433
Global Payments Inc.                                   316            11,376
Telephone & Data Systems Inc.                          201            11,365
Key Energy Services Inc./1/                          1,177            11,358
Newfield Exploration Co./1/                            294            11,340
Mentor Corp.                                           496            11,309
Ariba Inc./1/                                        3,697            11,239
W Holding Co. Inc.                                     626            11,205
Tekelec/1/                                             715            11,161
Cadence Design Systems Inc./1/                         827            11,082
Meredith Corp.                                         240            11,081
Patina Oil & Gas Corp.                                 305            11,053
Enterasys Networks Inc./1/                           2,760            11,040
Christopher & Banks Corp.                              462            11,023
New Century Financial Corp.                            388            10,988
Yankee Candle Co. Inc. (The)/1/                        431            10,982
LifePoint Hospitals Inc./1/                            455            10,943
Cost Plus Inc./1/                                      295            10,891
Toro Co.                                               240            10,800
Noble Energy Inc.                                      281            10,762
Power Integrations Inc./1/                             323            10,737
Washington Post Company (The) Class B                   16            10,640
InterDigital Communications Corp./1/                   709            10,635

SCHEDULES OF INVESTMENTS                                                      55
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Sybron Dental Specialties Inc./1/                      424   $        10,630
CLARCOR Inc.                                           272            10,608
CEC Entertainment Inc./1/                              269            10,545
Digital River Inc./1/                                  384            10,502
FactSet Research Systems Inc.                          236            10,467
Atmel Corp./1/                                       2,607            10,454
Maxtor Corp./1/                                        859            10,454
GlobeSpanVirata Inc./1/                              1,447            10,447
ICOS Corp./1/                                          272            10,423
Markel Corp./1/                                         39            10,413
Zoran Corp./1/                                         534            10,413
Alkermes Inc./1/                                       754            10,345
Big Lots Inc./1/                                       653            10,324
National-Oilwell Inc./1/                               569            10,322
Skyworks Solutions Inc./1/                           1,129            10,274
Energizer Holdings Inc./1/                             279            10,259
DoubleClick Inc./1/                                    950            10,231
EarthLink Inc./1/                                    1,242            10,222
NII Holdings Inc. Class B/1/                           171            10,207
NDCHealth Corp.                                        487            10,203
Cray Inc./1/                                           929            10,200
Vicuron Pharmaceuticals Inc./1/                        576            10,195
Pride International Inc./1/                            599            10,153
Ligand Pharmaceuticals Inc. Class B/1/                 787            10,144
Trimble Navigation Ltd./1/                             438            10,140
HCC Insurance Holdings Inc.                            348            10,120
Advanced Neuromodulation Systems Inc./1/               253            10,095
CNET Networks Inc./1/                                1,424            10,082
Swift Transportation Co. Inc./1/                       443            10,052
VCA Antech Inc./1/                                     426            10,032
CSG Systems International Inc./1/                      677             9,999
Columbia Sportswear Co./1/                             189             9,970
MacDermid Inc.                                         375             9,919
Priority Healthcare Corp. Class B/1/                   482             9,900
KV Pharmaceuticals Co./1/                              440             9,889
NPS Pharmaceuticals Inc./1/                            355             9,887
Brocade Communications Systems Inc./1/               1,889             9,861
Cerner Corp./1/                                        319             9,848
Hudson City Bancorp Inc.                               318             9,807
Thoratec Corp./1/                                      572             9,718
FTI Consulting Inc./1/                                 560             9,716
Neurocrine Biosciences Inc./1/                         196             9,706
RSA Security Inc./1/                                   677             9,668
MGM Grand Inc./1/                                      264             9,649
DSP Group Inc./1/                                      386             9,615
Owens & Minor Inc.                                     397             9,568
Texas Regional Bancshares Inc. Class A                 283             9,563
FileNET Corp./1/                                       475             9,533
Timberland Co. Class A/1/                              223             9,513
Endo Pharmaceuticals Holdings Inc./1/                  461             9,427
Watson Wyatt & Co. Holdings/1/                         417             9,387
Matthews International Corp. Class A                   355             9,376
Select Medical Corp./1/                                325             9,360
VISX Inc./1/                                           490             9,335
Wintrust Financial Corp.                               247             9,304
Allied Waste Industries Inc./1/                        861             9,299
Urban Outfitters Inc./1/                               354             9,225
Macrovision Corp./1/                                   499             9,217
j2 Global Communications Inc./1/                       242             9,155
Grey Global Group Inc.                                  12             9,133
Kroll Inc./1/                                          491             9,133
Dionex Corp./1/                                        232             9,132
Del Monte Foods Co./1/                               1,040             9,058
Diagnostic Products Corp.                              249             9,046
Cumulus Media Inc. Class A/1/                          528             9,002
Rare Hospitality International Inc./1/                 360             8,968
Openwave Systems Inc./1/                             2,123             8,959
Maverick Tube Corp./1/                                 577             8,955
Knight Ridder Inc.                                     134             8,938
ATMI Inc./1/                                           353             8,920
Emmis Communications Corp./1/                          442             8,920
Heartland Express Inc.                                 371             8,911
Regis Corp.                                            277             8,892
Edwards (A.G.) Inc.                                    231             8,873
Thermo Electron Corp./1/                               406             8,810
Hunt (J.B.) Transport Services Inc./1/                 338             8,795
PerkinElmer Inc.                                       571             8,742
LeapFrog Enterprises Inc./1/                           230             8,740

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Harris Corp.                                           244   $         8,733
ProQuest Co./1/                                        332             8,732
Nektar Therapeutics/1/                                 679             8,691
Wilson Greatbatch Technologies Inc./1/                 240             8,652
Ask Jeeves Inc./1/                                     497             8,648
Invitrogen Corp./1/                                    149             8,641
AtheroGenics Inc./1/                                   516             8,638
Harland (John H.) Co.                                  325             8,603
Tidewater Inc.                                         304             8,603
Priceline.com Inc./1/                                  295             8,552
Parametric Technology Corp./1/                       2,706             8,443
Talbots Inc. (The)                                     242             8,434
Advanced Fibre Communications Inc./1/                  402             8,430
IMC Global Inc.                                      1,306             8,371
Unit Corp./1/                                          444             8,365
Lattice Semiconductor Corp./1/                       1,175             8,354
Ultratech Inc./1/                                      296             8,353
Trust Co. of New Jersey (The)                          261             8,352
Penn National Gaming Inc./1/                           391             8,336
Community First Bankshares Inc.                        315             8,325
American Pharmaceutical Partners Inc./1/               266             8,323
Acxiom Corp./1/                                        528             8,321
Delta & Pine Land Co.                                  361             8,307
Entegris Inc./1/                                       734             8,294
Brooks Automation Inc./1/                              396             8,276
CAL Dive International Inc./1/                         424             8,243
Fossil Inc./1/                                         339             8,214
Borland Software Corp./1/                              891             8,206
CMGI Inc./1/                                         5,277             8,179
United Defense Industries Inc./1/                      288             8,176
Hercules Inc./1/                                       717             8,124
Scientific Games Corp. Class A/1/                      711             8,113
Hutchinson Technology Inc./1/                          245             8,109
Engineered Support Systems Inc.                        134             8,107
Micrel Inc./1/                                         663             8,082
Inveresk Research Group Inc./1/                        407             8,079
Anteon International Corp./1/                          264             8,078
LTX Corp./1/                                           717             8,073
Esperion Therapeutics Inc./1/                          416             8,062
American Italian Pasta Co. Class A/1/                  208             8,048
CheckFree Corp./1/                                     401             8,020
United Natural Foods Inc./1/                           241             7,999
Applied Micro Circuits Corp./1/                      1,641             7,992
Manhattan Associates Inc./1/                           308             7,974
Andrew Corp./1/                                        648             7,964
Southwestern Energy Co./1/                             438             7,928
BARRA Inc./1/                                          211             7,923
Onyx Pharmaceuticals Inc./1/                           365             7,866
Align Technology Inc./1/                               628             7,856
American Healthways Inc./1/                            187             7,852
Applera Corp. - Celera Genomics Group/1/               668             7,809
CVB Financial Corp.                                    411             7,809
Select Comfort Corp./1/                                294             7,791
Marvel Enterprises Inc./1/                             350             7,787
Knight Transportation Inc./1/                          310             7,772
Polycom Inc./1/                                        466             7,740
Belo (A.H.) Corp.                                      319             7,736
Telik Inc./1/                                          383             7,679
Grey Wolf Inc./1/                                    2,205             7,673
Simpson Manufacturing Co. Inc./1/                      187             7,646
CUNO Inc./1/                                           195             7,642
Pacific Capital Bancorp                                250             7,623
Tupperware Corp.                                       569             7,613
EGL Inc./1/                                            418             7,599
Regeneron Pharmaceuticals Inc./1/                      430             7,598
MGE Energy Inc.                                        251             7,595
CV Therapeutics Inc./1/                                345             7,590
Washington Real Estate Investment Trust                261             7,569
ILEX Oncology Inc./1/                                  455             7,558
Power-One Inc./1/                                      734             7,553
Valley National Bancorp                                271             7,545
eResearch Technology Inc./1/                           216             7,523
Couer D'Alene Mines Corp./1/                         2,405             7,480
Sycamore Networks Inc./1/                            1,524             7,468
Hollinger International Inc.                           603             7,447
First Bancorp                                          242             7,441
Aeropostale Inc./1/                                    275             7,439
Advanced Medical Optics Inc./1/                        414             7,435

SCHEDULES OF INVESTMENTS                                                      57
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Checkpoint Systems Inc./1/                             470   $         7,426
Pennsylvania Real Estate Investment Trust              222             7,426
Fairchild Semiconductor International
 Inc. Class A/1/                                       445             7,378
Adolor Corp./1/                                        402             7,377
SPX Corp./1/                                           162             7,335
Baldor Electric Co.                                    347             7,325
FEI Co./1/                                             312             7,282
Nextel Partners Inc. Class A/1/                        925             7,261
Inspire Pharmaceuticals Inc./1/                        422             7,258
Northern Trust Corp.                                   171             7,257
Catalina Marketing Corp./1/                            477             7,246
Wabtec Corp.                                           457             7,243
Constellation Brands Inc./1/                           237             7,226
Digital Insight Corp./1/                               363             7,224
Nordson Corp.                                          279             7,223
Genta Inc./1/                                          567             7,184
Sohu.com Inc./1/                                       231             7,184
Eclipsys Corp./1/                                      444             7,100
Harleysville National Corp.                            303             7,081
Cyberonics Inc./1/                                     228             7,036
MICROS Systems Inc./1/                                 206             7,035
Tanox Inc./1/                                          350             7,004
Investment Technology Group Inc./1/                    365             7,001
Flagstar Bancorp Inc.                                  304             6,977
Oceaneering International Inc./1/                      296             6,962
Novastar Financial Inc.                                121             6,954
Winnebago Industries Inc.                              156             6,954
ADVO Inc./1/                                           167             6,952
ANSYS Inc./1/                                          195             6,930
Lennar Corp. Class A                                    89             6,923
Boyd Gaming Corp.                                      453             6,913
Vignette Corp./1/                                    2,990             6,877
Bright Horizons Family Solutions Inc./1/               172             6,871
Movie Gallery Inc./1/                                  349             6,858
Kulicke & Soffa Industries Inc./1/                     631             6,840
AmSurg Corp./1/                                        207             6,829
BioMarin Pharmaceutical Inc./1/                        891             6,825
Taubman Centers Inc.                                   348             6,821
ICN Pharmaceuticals Inc.                               397             6,813
Dick's Sporting Goods Inc./1/                          181             6,759
Teledyne Technologies Inc./1/                          464             6,751
Integra LifeSciences Holdings Corp./1/                 237             6,705
Progress Software Corp./1/                             307             6,601
Actel Corp./1/                                         275             6,592
Watson Pharmaceuticals Inc./1/                         158             6,587
Asyst Technologies Inc./1/                             468             6,585
Olin Corp.                                             415             6,565
Cathay Bancorp Inc.                                    148             6,549
Ventana Medical Systems Inc./1/                        162             6,529
Centene Corp./1/                                       214             6,503
Enzon Pharmaceuticals Inc./1/                          555             6,460
Advisory Board Co. (The)/1/                            142             6,454
MicroStrategy Inc. Class A/1/                          140             6,441
Pacer International Inc./1/                            323             6,437
Too Inc./1/                                            437             6,437
Eon Labs Inc./1/                                       167             6,404
eSpeed, Inc./1/                                        282             6,376
PolyMedica Corp.                                       240             6,360
ProAssurance Corp./1/                                  246             6,354
Ascential Software Corp./1/                            342             6,337
Arrow International Inc.                               274             6,302
RealNetworks Inc./1/                                   962             6,301
Digene Corp./1/                                        154             6,292
Agilent Technologies Inc./1/                           284             6,279
IDT Corp./1/                                           355             6,276
POZEN Inc./1/                                          353             6,276
Brady Corp. Class A                                    197             6,267
Independent Bank Corp. (Michigan)                      214             6,266
Rogers Corp./1/                                        202             6,266
Navigant Consulting Co./1/                             508             6,253
Symyx Technologies Inc./1/                             290             6,247
Georgia Gulf Corp.                                     267             6,234
Superior Energy Services Inc./1/                       632             6,194
Hewitt Associates Inc. Class A/1/                      254             6,185
WFS Financial Inc./1/                                  167             6,184
Transaction Systems Architects Inc.
 Class A/1/                                            372             6,179
Kopin Corp./1/                                         889             6,161
Photon Dynamics Inc./1/                                211             6,151

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Nuveen Investments Inc. Class A                        223   $         6,133
Sotheby's Holdings Inc. Class A/1/                     566             6,124
InterMune Inc./1/                                      320             6,106
Radio One Inc. Class D/1/                              424             6,089
Wabash National Corp./1/                               380             6,061
SERENA Software Inc./1/                                325             6,045
Magma Design Automation Inc./1/                        308             6,043
Wendy's International Inc.                             187             6,040
MKS Instruments Inc./1/                                278             6,021
AMETEK Inc.                                            140             6,000
Agile Software Corp./1/                                628             5,979
ExpressJet Holdings Inc./1/                            433             5,975
Tetra Technologies Inc./1/                             289             5,959
Community Health Systems Inc./1/                       274             5,946
Integrated Device Technology Inc./1/                   476             5,912
M/I Schottenstein Homes Inc.                           149             5,911
Mercury Computer Systems Inc./1/                       277             5,908
Gymboree Corp./1/                                      419             5,904
Idex Corp.                                             162             5,903
Coherent Inc./1/                                       239             5,887
Crompton Corp.                                       1,013             5,886
Resources Connection Inc./1/                           241             5,882
CIMA Labs Inc./1/                                      209             5,842
United Community Banks Inc.                            211             5,838
Littelfuse Inc./1/                                     253             5,819
American Eagle Outfitters Inc./1/                      390             5,795
K-Swiss Inc. Class A                                   161             5,794
Wausau-Mosinee Paper Corp.                             474             5,788
Pinnacle Systems Inc./1/                               686             5,783
United Therapeutics Inc./1/                            256             5,783
Quest Software Inc./1/                                 477             5,772
Connetics Corp./1/                                     319             5,761
ElkCorp                                                244             5,749
Chelsea Property Group Inc.                            120             5,748
Electronics Boutique Holdings Corp./1/                 201             5,743
Werner Enterprises Inc.                                250             5,728
Inter-Tel Inc.                                         233             5,720
Radian Group Inc.                                      127             5,639
Tuesday Morning Corp./1/                               202             5,622
Intuitive Surgical Inc./1/                             337             5,621
Kos Pharmaceuticals Inc./1/                            163             5,607
Federal Signal Corp.                                   376             5,602
Sinclair Broadcast Group Inc. Class A/1/               549             5,578
Informatica Corp./1/                                   748             5,573
Remington Oil & Gas Corp./1/                           307             5,572
Selective Insurance Group Inc.                         187             5,565
Atrix Laboratories Inc./1/                             270             5,559
Sierra Health Services Inc./1/                         269             5,528
iDine Rewards Network Inc./1/                          340             5,525
SureWest Communications                                166             5,520
United Surgical Partners International
 Inc./1/                                               195             5,519
Akamai Technologies Inc./1/                          1,286             5,517
Worthington Industries Inc.                            439             5,514
Opsware Inc./1/                                        753             5,497
Choice Hotels International Inc./1/                    189             5,485
NetFlix Inc./1/                                        163             5,478
VistaCare Inc. Class A/1/                              175             5,478
Dime Community Bancshares                              238             5,474
Beverly Enterprises Inc./1/                            924             5,470
Guitar Center Inc./1/                                  170             5,467
Boston Private Financial Holdings Inc.                 232             5,466
Wolverine World Wide Inc.                              281             5,451
WebEx Communications Inc./1/                           287             5,450
Diamond Offshore Drilling Inc.                         285             5,443
Penwest Pharmaceuticals Co./1/                         253             5,440
Geron Corp./1/                                         397             5,439
Credence Systems Corp./1/                              472             5,428
Columbia Laboratories Inc./1/                          448             5,412
Global Imaging Systems Inc./1/                         220             5,412
AmeriCredit Corp./1/                                   525             5,407
Helix Technology Corp.                                 330             5,402
Dot Hill Systems Corp./1/                              392             5,394
F5 Networks Inc./1/                                    280             5,387
Pre-Paid Legal Services Inc./1/                        230             5,387
Epicor Software Corp./1/                               602             5,382
R&G Financial Corp. Class B                            184             5,373
WMS Industries Inc./1/                                 237             5,370
American Medical Systems Holdings Inc./1/              247             5,360

SCHEDULES OF INVESTMENTS                                                      59
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Cell Therapeutics Inc./1/                              470   $         5,344
@Road Inc./1/                                          396             5,326
Benchmark Electronics Inc./1/                          126             5,326
webMethods Inc./1/                                     666             5,315
Cabot Oil & Gas Corp.                                  204             5,304
Manor Care Inc.                                        176             5,280
aQuantive, Inc./1/                                     568             5,260
Shuffle Master Inc./1/                                 193             5,246
Harbor Florida Bancshares Inc.                         196             5,225
Golden Telecom Inc./1/                                 191             5,222
Exelixis Inc./1/                                       728             5,198
Aeroflex Inc./1/                                       587             5,195
Invacare Corp.                                         138             5,186
InfoSpace Inc./1/                                      253             5,164
Impax Laboratories Inc./1/                             412             5,154
ManTech International Corp. Class A/1/                 207             5,150
Labor Ready Inc./1/                                    511             5,136
W-H Energy Services Inc./1/                            288             5,126
CTI Molecular Imaging Inc./1/                          347             5,125
Micromuse Inc./1/                                      626             5,121
FuelCell Energy Inc./1/                                437             5,113
Enzo Biochem Inc./1/                                   262             5,112
Old Dominion Freight Line Inc./1/                      175             5,091
Perot Systems Corp. Class A/1/                         509             5,090
Dendrite International Inc./1/                         334             5,073
ESCO Technologies Inc./1/                              112             5,070
CONSOL Energy Inc.                                     272             5,054
ScanSource Inc./1/                                     138             5,043
Wright Medical Group Inc./1/                           199             5,031
Keane Inc./1/                                          392             5,010
Corixa Corp./1/                                        629             5,007
OraSure Technologies Inc./1/                           527             5,007
Stratex Networks Inc./1/                             1,300             5,005
Photronics Inc./1/                                     234             4,975
Cox Radio Inc. Class A/1/                              227             4,964
TriQuint Semiconductor Inc./1/                         886             4,962
Silicon Storage Technology Inc./1/                     567             4,961
Mercantile Bankshares Corp.                            124             4,960
Tularik Inc./1/                                        502             4,950
Per-Se Technologies Inc./1/                            309             4,944
Bombay Co. Inc. (The)/1/                               501             4,935
Charter Municipal Mortgage Acceptance Co.              266             4,889
Chicago Mercantile Exchange Holdings Inc.               71             4,886
Tektronix Inc./1/                                      197             4,876
Westell Technologies Inc. Class A/1/                   650             4,869
SRA International Inc. Class A/1/                      130             4,866
Westamerica Bancorp                                    109             4,845
SafeNet Inc./1/                                        134             4,841
West Corp./1/                                          203             4,829
Lone Star Technologies Inc./1/                         357             4,816
IDX Systems Corp./1/                                   208             4,809
Wireless Facilities Inc./1/                            402             4,784
Essex Property Trust Inc.                               76             4,766
Internet Security Systems Inc./1/                      381             4,762
Headwaters Inc./1/                                     295             4,749
Mykrolis Corp./1/                                      390             4,735
Umpqua Holdings Corp.                                  248             4,719
First Tennessee National Corp.                         111             4,713
SeaChange International Inc./1/                        376             4,711
Viasat Inc./1/                                         264             4,702
CKE Restaurant Inc./1/                                 727             4,689
Sterling Bancshares Inc.                               392             4,677
Itron Inc./1/                                          233             4,676
Brown-Forman Corp. Class B                              59             4,668
ScanSoft Inc./1/                                     1,109             4,647
Borders Group Inc./1/                                  244             4,616
Main Street Banks Inc.                                 184             4,609
TALK America Holdings Inc./1/                          402             4,587
Superior Industries International Inc.                 113             4,582
Harris Interactive Inc./1/                             649             4,569
Hooper Holmes Inc.                                     687             4,569
Hecla Mining Co./1/                                    869             4,554
Retek Inc./1/                                          674             4,550
Multimedia Games Inc./1/                               125             4,549
Secure Computing Corp./1/                              389             4,544
Joy Global Inc./1/                                     289             4,537
Avanex Corp./1/                                        934             4,530
Jarden Corp./1/                                        120             4,530
Portal Software Inc./1/                                311             4,509

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
St. Mary Land & Exploration Co.                        178   $         4,507
U.S.I. Holdings Corp./1/                               346             4,501
Cousins Properties Inc.                                162             4,495
PracticeWorks Inc./1/                                  209             4,487
SurModics Inc./1/                                      167             4,482
WilTel Communications Inc./1/                          280             4,474
Pegasus Solutions Inc./1/                              323             4,467
Websense Inc./1/                                       210             4,467
autobytel.com Inc./1/                                  469             4,465
Extreme Networks Inc./1/                               707             4,461
Salix Pharmaceuticals Ltd./1/                          231             4,449
Reebok International Ltd.                              133             4,446
Ferro Corp.                                            208             4,443
Intrado Inc./1/                                        195             4,442
Merit Medical Systems Inc./1/                          201             4,442
SciClone Pharmaceuticals Inc./1/                       562             4,440
Alliance Data Systems Corp./1/                         168             4,435
Sapient Corp./1/                                     1,234             4,430
Identix Inc./1/                                        844             4,414
Veeco Instruments Inc./1/                              219             4,371
7-Eleven Inc./1/                                       318             4,366
Netegrity Inc./1/                                      436             4,364
Comtech Telecommunications Corp./1/                    181             4,328
Palm Inc./1/                                           221             4,321
Hovnanian Enterprises Inc. Class A/1/                   67             4,313
Mattson Technology Inc./1/                             476             4,313
Concur Technologies Inc./1/                            362             4,293
Sandy Spring Bancorp Inc.                              132             4,293
CoStar Group Inc./1/                                   165             4,290
CARBO Ceramics Inc.                                    118             4,267
Corvis Corp./1/                                      3,296             4,252
Ciphergen Biosystems Inc./1/                           344             4,248
Peregrine Pharmaceuticals Inc./1/                    1,971             4,238
West Bancorporation                                    246             4,231
Timken Co. (The)                                       277             4,221
Mills Corp.                                            107             4,210
Verity Inc./1/                                         322             4,209
Quicksilver Resources Inc./1/                          172             4,202
Bowne & Co. Inc.                                       281             4,201
Penn Virginia Corp.                                     95             4,199
Advent Software Inc./1/                                260             4,183
CSK Auto Corp./1/                                      270             4,163
Portfolio Recovery Associates Inc./1/                  163             4,143
Suffolk Bancorp                                        124             4,128
City Holding Co.                                       124             4,117
Kelly Services Inc. Class A                            165             4,115
Hydril Co./1/                                          203             4,113
Interactive Data Corp./1/                              260             4,108
Plexus Corp./1/                                        264             4,103
Inverness Medical Innovations Inc./1/                  161             4,089
Alaris Medical Systems Inc./1/                         246             4,084
Vector Group Ltd.                                      284             4,082
Trimeris Inc./1/                                       162             4,078
TIBCO Software Inc./1/                                 759             4,061
Gentiva Health Services Inc./1/                        352             4,048
Drugstore.com Inc./1/                                  527             4,032
StarTek Inc.                                           126             4,032
MSC Industrial Direct Co. Inc. Class A                 193             4,024
Wind River Systems Inc./1/                             706             4,017
Keystone Automotive Industries Inc./1/                 185             4,014
Chateau Communities Inc.                               134             3,988
Bay View Capital Corp./1/                              649             3,939
Royal Gold Inc.                                        215             3,935
Advanced Energy Industries Inc./1/                     208             3,925
Harmonic Inc./1/                                       624             3,912
Mediacom Communications Corp./1/                       581             3,893
Arrow Electronics Inc./1/                              211             3,880
Immunomedics Inc./1/                                   530             3,880
Manufactured Home Communities Inc.                      99             3,879
Isis Pharmaceuticals Inc./1/                           594             3,873
Pioneer Natural Resources Co./1/                       152             3,870
New Jersey Resources Corp.                             107             3,856
Immucor Inc./1/                                        143             3,854
Komag Inc./1/                                          220             3,854
SpectraLink Corp./1/                                   206             3,848
Delphi Corp.                                           424             3,837
Able Laboratories Inc./1/                              203             3,835
Neoware Systems Inc./1/                                224             3,824
Casual Male Retail Group Inc./1/                       517             3,821
FreeMarkets Inc./1/                                    491             3,820

SCHEDULES OF INVESTMENTS                                                      61
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Echelon Corp./1/                                       320   $         3,808
KVH Industries Inc./1/                                 151             3,807
Rollins Inc.                                           213             3,800
D.R. Horton Inc.                                       116             3,793
S&T Bancorp Inc.                                       133             3,791
SuperGen Inc./1/                                       504             3,785
Altiris Inc./1/                                        144             3,784
Applied Films Corporation/1/                           127             3,776
Crown Castle International Corp./1/                    401             3,773
Exar Corp./1/                                          267             3,773
Coinstar Inc./1/                                       280             3,766
Powerwave Technologies Inc./1/                         565             3,740
Red Robin Gourmet Burgers/1/                           146             3,717
Ambac Financial Group Inc.                              58             3,712
Cirrus Logic Inc./1/                                   671             3,711
WD-40 Co.                                              117             3,708
Kyphon Inc./1/                                         190             3,705
InVision Technologies Inc./1/                          152             3,700
X-Rite Inc.                                            326             3,690
Sterling Bancorp (New York)                            137             3,687
Convergys Corp./1/                                     201             3,686
MB Financial Inc.                                       83             3,685
Superconductor Technologies Inc./1/                    932             3,663
Nabi Biopharmaceuticals/1/                             434             3,659
Newpark Resources Inc./1/                              851             3,659
Alabama National Bancorp                                77             3,657
Silicon Image Inc./1/                                  809             3,649
Entrust Inc./1/                                        743             3,648
Oil States International Inc./1/                       287             3,642
Mueller Industries Inc./1/                             143             3,639
i-STAT Corp./1/                                        272             3,637
Serologicals Corp./1/                                  276             3,629
Mindspeed Technologies Inc./1/                         670             3,611
Palatin Technologies Inc./1/                           751             3,605
Hancock Fabrics Inc.                                   228             3,598
ChipPAC Inc. Class A/1/                                607             3,575
Electronics For Imaging Inc./1/                        153             3,568
Wynn Resorts Ltd./1/                                   196             3,563
Bank of the Ozarks Inc.                                 80             3,561
Glimcher Realty Trust                                  169             3,561
Zoll Medical Corp./1/                                  111             3,558
Republic Bancorp Inc.                                  267             3,556
Silgan Holdings Inc./1/                                111             3,552
Pentair Inc.                                            89             3,548
TTM Technologies Inc./1/                               247             3,527
MBT Financial Corp.                                    225             3,510
Rainbow Technologies Inc./1/                           384             3,510
Trex Co. Inc./1/                                       113             3,509
World Fuel Services Corp.                              125             3,509
BearingPoint Inc./1/                                   439             3,503
Genesis Microchip Inc./1/                              312             3,498
Therasense Inc./1/                                     280             3,497
Encysive Pharmaceuticals Inc./1/                       552             3,483
ICU Medical Inc./1/                                    128             3,483
DOV Pharmaceutical Inc./1/                             194             3,482
Speedway Motorsports Inc.                              118             3,482
Fidelity National Information Solutions
 Inc./1/                                               140             3,479
EPIQ Systems Inc./1/                                   205             3,477
AC Moore Arts & Crafts Inc./1/                         156             3,476
Synovis Life Technologies Inc./1/                      142             3,472
BioLase Technology Inc./1/                             304             3,469
PTEK Holdings Inc./1/                                  425             3,464
Biosite Inc./1/                                        122             3,462
American West Holdings Corp. Class B/1/                355             3,454
Myriad Genetics Inc./1/                                304             3,453
Oriental Financial Group Inc.                          142             3,445
Frontier Oil Corp.                                     234             3,440
Hollis-Eden Pharmaceuticals/1/                         141             3,435
Cascade Bancorp                                        202             3,434
Packeteer Inc./1/                                      285             3,434
USANA Health Sciences Inc./1/                           71             3,426
Westcorp Inc.                                           98             3,425
TiVo Inc./1/                                           462             3,423
Tyler Technologies Inc./1/                             483             3,420
Discovery Laboratories Inc./1/                         473             3,406
Hanover Compressor Co./1/                              344             3,406
SonoSite Inc./1/                                       170             3,402
Holly Corp.                                            137             3,395
II-VI Inc./1/                                          169             3,378
ArthroCare Corp./1/                                    189             3,368

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Champion Enterprises Inc./1/                           529   $         3,359
CIBER Inc./1/                                          442             3,359
Oplink Communications Inc./1/                        1,326             3,355
Axcelis Technologies Inc./1/                           405             3,345
Sharper Image Corp./1/                                 145             3,344
Joseph A. Bank Clothiers Inc./1/                        76             3,342
TriPath Imaging Inc./1/                                384             3,341
SPSS Inc./1/                                           198             3,340
PC-Tel Inc./1/                                         312             3,329
Stratasys Inc./1/                                       78             3,324
Ceradyne Inc./1/                                       128             3,311
Charles River Associates Inc./1/                       116             3,309
Sound Federal Bancorp Inc.                             221             3,308
California Pizza Kitchen Inc./1/                       190             3,306
Korn/Ferry International/1/                            400             3,300
United Stationers Inc./1/                               87             3,278
North Pittsburgh Systems Inc.                          193             3,267
Lightbridge Inc./1/                                    346             3,263
Oakley Inc./1/                                         326             3,260
Iomega Corp./1/                                        292             3,253
Interpublic Group of Companies Inc.                    228             3,219
Sonic Solutions Inc./1/                                231             3,218
Interpore International/1/                             209             3,210
Zymogenetics Inc./1/                                   219             3,208
Forward Air Corp./1/                                   116             3,207
Zenith National Insurance Corp.                        115             3,199
Pixelworks Inc./1/                                     371             3,198
NeoPharm Inc./1/                                       213             3,195
Regeneration Technologies Inc./1/                      351             3,177
Planar Systems Inc./1/                                 148             3,175
Central European Distribution Corp./1/                 116             3,173
World Acceptance Corp./1/                              234             3,171
Mobile Mini Inc./1/                                    164             3,164
LaBranche & Co. Inc.                                   216             3,154
Lionbridge Technologies Inc./1/                        420             3,154
Artisan Components Inc./1/                             187             3,143
Kaydon Corp.                                           132             3,134
REMEC Inc./1/                                          307             3,131
Transmeta Corp./1/                                   1,118             3,130
Cable Design Technologies Corp./1/                     391             3,128
Aksys Ltd./1/                                          312             3,117
21st Century Insurance Group                           226             3,114
Shore Bancshares Inc.                                   90             3,113
MRO Software Inc./1/                                   228             3,112
Tollgrade Communications Inc./1/                       193             3,102
Noven Pharmaceuticals Inc./1/                          272             3,101
Steel Dynamics Inc./1/                                 204             3,089
Hibbet Sporting Goods Inc./1/                          129             3,086
Entravision Communications Corp./1/                    323             3,068
Proxim Corp. Class A/1/                              2,055             3,062
Big 5 Sporting Goods Corp./1/                          200             3,056
Ixia/1/                                                282             3,051
FindWhat.com/1/                                        176             3,041
Concurrent Computer Corp./1/                           802             3,040
Aaron Rents Inc.                                       144             3,017
Applied Signal Technology Inc.                         151             3,012
infoUSA Inc./1/                                        401             3,012
Quantum Corp./1/                                       978             3,012
Laserscope/1/                                          256             3,008
Westport Resources Corp./1/                            127             2,990
Presstek Inc./1/                                       404             2,981
TALX Corp.                                             121             2,979
Bradley Pharmaceuticals Inc./1/                        109             2,970
Yellow Corp./1/                                         99             2,958
SFBC International Inc./1/                             104             2,957
Ameristar Casinos Inc./1/                              118             2,955
Perrigo Co.                                            232             2,953
Staar Surgical Co./1/                                  277             2,939
Conceptus Inc./1/                                      224             2,934
Raven Industries Inc.                                  119             2,933
CorVel Corp./1/                                         82             2,915
United States Cellular Corp./1/                        100             2,910
LookSmart Ltd./1/                                      925             2,904
Excel Technology Inc./1/                               116             2,900
Independent Bank Corp. (Massachusetts)                 113             2,894
Vulcan Materials Co.                                    72             2,874
Consolidated-Tomoka Land Co.                            99             2,872
Exult Inc./1/                                          357             2,870
InterVoice-Brite Inc./1/                               321             2,870
Mesa Air Group Inc./1/                                 258             2,864
Tejon Ranch Co./1/                                      86             2,864

SCHEDULES OF INVESTMENTS                                                      63
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Sports Authority Inc. (The)/1/                          91   $         2,863
Molecular Devices Corp./1/                             164             2,857
Kirkland's Inc./1/                                     178             2,853
GSI Commerce Inc./1/                                   285             2,844
Cleveland-Cliffs Inc./1/                               111             2,842
United Security Bancshares Inc.                        112             2,841
PAREXEL International Corp./1/                         185             2,834
Plains Exploration & Production Co./1/                 227             2,831
Gladstone Capital Corp.                                145             2,820
Symmetricom Inc./1/                                    445             2,817
Vital Images Inc./1/                                   150             2,808
Synaptics Inc./1/                                      260             2,798
FalconStor Software Inc./1/                            446             2,792
O'Charley's Inc./1/                                    188             2,788
Spanish Broadcasting System Inc. Class A/1/            328             2,788
Palm Harbor Homes Inc./1/                              162             2,775
VitalWorks Inc./1/                                     528             2,772
Orbital Sciences Corp./1/                              298             2,765
Old Second Bancorp Inc.                                 64             2,752
Saga Communications Inc./1/                            142             2,748
Southern Peru Copper Corp.                             124             2,743
Vicor Corp./1/                                         287             2,735
Franklin Electric Co. Inc.                              49             2,728
Darling International Inc./1/                        1,024             2,714
Group 1 Software Inc./1/                               151             2,713
Papa John's International Inc./1/                      109             2,704
Embarcadero Technologies Inc./1/                       269             2,701
Arrow Financial Corp.                                  104             2,698
Fargo Electronics/1/                                   214             2,696
America's Car-Mart Inc./1/                              90             2,695
Daktronics Inc./1/                                     168             2,690
Philadelphia Consolidated Holding Corp./1/              58             2,680
Keithley Instruments Inc.                              189             2,674
ValueVision Media Inc. Class A/1/                      168             2,673
German American Bancorp                                152             2,669
Peapack-Gladstone Financial Corp.                       86             2,666
Plains Resource Inc./1/                                214             2,664
Cardiac Science Inc./1/                                639             2,658
Quality Systems Inc./1/                                 66             2,653
West Marine Inc./1/                                    139             2,648
Young Broadcasting Inc. Class A/1/                     135             2,645
Heidrick & Struggles International Inc./1/             156             2,641
American Medical Security Group Inc./1/                130             2,640
Frontier Financial Corp.                                88             2,631
Anaren Inc./1/                                         206             2,629
Children's Place Retail Stores Inc.
 (The)/1/                                              153             2,624
Chattem Inc./1/                                        189             2,623
Mercantile Bank Corp.                                   79             2,623
Concord Communications Inc./1/                         200             2,618
Repligen Corp./1/                                      485             2,614
Comstock Resources Inc./1/                             195             2,605
Midwest Banc Holdings Inc.                             117             2,601
PennRock Financial Services Corp.                       92             2,594
Innovex Inc./1/                                        260             2,587
Wild Oats Markets Inc./1/                              236             2,579
CNB Financial Corp.                                     61             2,577
Centillium Communications Inc./1/                      361             2,552
Greene County Bancshares Inc.                          107             2,552
First Bancorp (North Carolina)                          91             2,549
aaiPharma Inc./1/                                      148             2,532
SupportSoft Inc./1/                                    226             2,529
Xicor Inc./1/                                          272             2,527
E-LOAN Inc./1/                                         695             2,523
Bausch & Lomb Inc.                                      57             2,517
Isle of Capri Casinos Inc./1/                          127             2,516
Lindsay Manufacturing Co.                              125             2,512
Bentley Pharmaceuticals Inc./1/                        154             2,502
SM&A/1/                                                217             2,502
Audiovox Corp. Class A/1/                              198             2,501
Accredited Home Lenders Holding Co./1/                 115             2,497
National Penn Bancshares Inc.                           90             2,497
Warnaco Group Inc. (The)/1/                            160             2,494
Avant Immunotherapeutics Inc./1/                     1,034             2,492
Commercial Capital Bancorp Inc./1/                     159             2,485
A.S.V. Inc./1/                                         130             2,482
Yadkin Valley Bank & Trust Co.                         141             2,482

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Antigenics Inc./1/                                     202   $         2,464
Connecticut Bankshares Inc.                             48             2,460
Playboy Enterprises Inc. Class B/1/                    169             2,459
Activision Inc./1/                                     205             2,450
GrafTech International Ltd./1/                         306             2,448
C&D Technologies Inc.                                  129             2,441
Possis Medical Inc./1/                                 156             2,434
Boston Communications Group Inc./1/                    244             2,433
Integrated Electrical Services Inc./1/                 352             2,429
1-800-FLOWERS.COM Inc./1/                              322             2,421
Warwick Valley Telephone Co.                            31             2,418
La Jolla Pharmaceutical Co./1/                         610             2,409
Macatawa Bank Corp.                                    104             2,409
Overstock.com Inc./1/                                  160             2,383
Gibraltar Steel Corp.                                  108             2,380
MEMC Electronics Materials Inc./1/                     218             2,378
Kadant Inc./1/                                         124             2,376
Cherokee Inc./1/                                       112             2,374
Digitas Inc./1/                                        326             2,367
Penns Woods Bancorp Inc.                                54             2,361
Resource Bankshares Corp.                               81             2,360
Western Sierra Bancorp/1/                               66             2,360
Fisher Communications Inc./1/                           50             2,357
MatrixOne Inc./1/                                      478             2,357
Bei Technologies Inc.                                  151             2,356
JNI Corp./1/                                           339             2,356
Manugistics Group Inc./1/                              430             2,356
QAD Inc./1/                                            215             2,356
Ariad Pharmaceuticals Inc./1/                          391             2,354
IBT Bancorp Inc.                                        47             2,346
Stoneridge Inc./1/                                     159             2,339
KCS Energy Inc./1/                                     342             2,326
LodgeNet Entertainment Corp./1/                        150             2,325
MTC Technologies Inc./1/                               100             2,320
York International Corp.                                67             2,318
Rudolph Technologies Inc./1/                           120             2,317
Sigma Designs Inc./1/                                  267             2,294
Arch Coal Inc.                                         103             2,288
American Woodmark Corp.                                 51             2,283
Charter Financial Corp.                                 74             2,283
White Electronic Designs Corp./1/                      212             2,279
Citizens Inc./1/                                       283             2,278
Lithia Motors Inc. Class A                             114             2,277
Transatlantic Holdings Inc.                             32             2,276
Verint Systems Inc./1/                                 106             2,268
Aspect Communications Corp./1/                         272             2,266
Salem Communications Corp. Class A/1/                  116             2,249
CTS Corp.                                              182             2,240
Coldwater Creek Inc./1/                                228             2,239
Linens 'N Things Inc./1/                                94             2,235
Florida Rock Industries Inc.                            45             2,232
Net2Phone Inc./1/                                      353             2,227
Standard Commercial Corp.                              121             2,226
Source Interlink Companies Inc./1/                     236             2,218
Peet's Coffee & Tea Inc./1/                            113             2,209
Aspect Medical Systems Inc./1/                         214             2,198
Administaff Inc./1/                                    246             2,187
BroadVision Inc./1/                                    445             2,182
Sturm Ruger & Co. Inc.                                 211             2,178
FFLC Bancorp Inc.                                       75             2,177
Rayovac Corp./1/                                       149             2,175
Integral Systems Inc./1/                               120             2,168
Drew Industries Inc./1/                                117             2,166
Bank Mutual Corp.                                       51             2,165
Blue Rhino Corp./1/                                    195             2,161
Coca-Cola Bottling Co. Consolidated                     43             2,156
Heritage Financial Corp.                                99             2,156
Covenant Transport Inc. Class A/1/                     117             2,153
TradeStation Group Inc./1/                             288             2,152
Prima Energy Corp./1/                                   85             2,146
MTR Gaming Group Inc./1/                               247             2,141
CyberGuard Corp./1/                                    225             2,140
Playtex Products Inc./1/                               359             2,140
Universal Display Corp./1/                             206             2,140
Verso Technologies Inc./1/                             578             2,139
Capital City Bank Group Inc.                            56             2,137
American Home Mortgage Holdings Inc.                   121             2,126
Landauer Inc.                                           60             2,126
Savient Pharmaceuticals Inc./1/                        420             2,121
PrivateBancorp Inc.                                     64             2,119

SCHEDULES OF INVESTMENTS                                                      65
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Jill (J.) Group Inc. (The)/1/                          184   $         2,116
Finisar Corp./1/                                       930             2,092
Berkley (W.R.) Corp.                                    61             2,090
Euronet Worldwide Inc./1/                              171             2,079
KFx Inc./1/                                            413             2,073
Virginia Commerce Bancorp Inc./1/                       95             2,073
Aceto Corp.                                            148             2,072
Energy Conversion Devices Inc./1/                      197             2,070
Epix Medical Inc./1/                                   121             2,059
Getty Realty Corp.                                      84             2,058
Inet Technologies Inc./1/                              159             2,057
Indevus Pharmaceuticals Inc./1/                        384             2,054
Ryerson Tull Inc.                                      263             2,051
Raindance Communications Inc./1/                       741             2,045
IndyMac Bancorp Inc.                                    88             2,039
Quixote Corp.                                           81             2,037
Kana Software Inc./1/                                  518             2,031
Nassda Corp./1/                                        258             2,030
Omnicell Inc./1/                                       125             2,030
Exact Sciences Corp./1/                                150             2,025
InteliData Technologies Corp./1/                       858             2,025
SAFLINK Corp./1/                                       440             2,024
Computer Programs & Systems Inc.                       112             2,019
Kensey Nash Corp./1/                                    86             2,019
Cubist Pharmaceuticals Inc./1/                         187             2,018
Candela Corp./1/                                       158             2,016
Osteotech Inc./1/                                      246             2,015
Alberto-Culver Co. Class B                              34             2,000
Intermagnetics General Corp./1/                         89             1,990
Nu Skin Enterprises Inc. Class A                       156             1,989
Register.com/1/                                        441             1,989
eCollege.com Inc./1/                                    98             1,974
Abgenix Inc./1/                                        136             1,971
P.A.M. Transportation Services Inc./1/                  96             1,970
Transkaryotic Therapies Inc./1/                        188             1,965
Exactech Inc./1/                                       120             1,962
Anixter International Inc./1/                           86             1,958
Gulf Island Fabrication Inc./1/                        130             1,955
AVI BioPharma Inc./1/                                  378             1,954
Right Management Consultants Inc./1/                   108             1,953
IMPAC Medical Systems Inc./1/                          109             1,950
Network Equipment Technologies Inc./1/                 213             1,949
Federal Agricultural Mortgage Corp./1/                  72             1,944
Monolithic System Technology Inc./1/                   231             1,943
CardioDynamics International Corp./1/                  431             1,935
Hickory Tech Corp.                                     169             1,935
Keynote Systems Inc./1/                                166             1,934
Blockbuster Inc.                                        92             1,932
Progenics Pharmaceuticals Inc./1/                      112             1,929
TriZetto Group Inc. (The)/1/                           287             1,923
Horizon Organic Holding Corp./1/                        80             1,915
Scotts Co. (The) Class A/1/                             35             1,915
Cubic Corp.                                             76             1,909
TRC Companies Inc./1/                                  116             1,909
United Industrial Corp.                                120             1,908
Alexander's Inc./1/                                     18             1,899
Genencor International Inc./1/                         120             1,883
Weyco Group Inc.                                        38             1,881
Crown American Realty Trust                            158             1,880
DHB Industries Inc./1/                                 432             1,879
IXYS Corp./1/                                          200             1,874
Metrologic Instruments Inc./1/                          52             1,871
WellChoice Inc./1/                                      62             1,868
AnnTaylor Stores Corp./1/                               58             1,864
Impac Mortgage Holdings Inc.                           115             1,862
General Cable Corp./1/                                 233             1,855
Specialty Laboratories Inc./1/                         142             1,853
Nelson (Thomas) Inc./1/                                134             1,851
Option Care Inc./1/                                    154             1,850
Kosan Biosciences Inc./1/                              232             1,847
Quaker City Bancorp Inc.                                46             1,840
First Federal Financial of Kentucky                     60             1,839
Medical Action Industries Inc./1/                      141             1,836
Standard Microsystems Corp./1/                          68             1,835
Nautilus Group Inc. (The)                              145             1,830
Closure Medical Corp./1/                                75             1,829
First Citizens Banc Corp.                               69             1,828
SBA Communications Corp./1/                            570             1,824
Bankrate Inc./1/                                       130             1,823
Arena Pharmaceuticals Inc./1/                          253             1,822
LNB Bancorp Inc.                                        90             1,816

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Libbey Inc.                                             65   $         1,808
SS&C Technologies Inc.                                  90             1,799
First Horizon Pharmaceutical Corp./1/                  281             1,798
Dendreon Corp./1/                                      203             1,797
New Focus Inc./1/                                      400             1,796
Diodes Inc./1/                                          87             1,791
Microsemi Corp./1/                                     117             1,783
Pacific Northwest Bancorp                               50             1,783
C-COR.net Corp./1/                                     270             1,782
SureBeam Corporation Class A/1/                      1,245             1,780
Syntel Inc.                                             78             1,779
Otter Tail Corp.                                        68             1,778
Tredegar Corp.                                         118             1,776
Columbia Bancorp (Oregon)                              123             1,768
Triarc Companies Inc. Class B                          170             1,768
Cavalry Bancorp Inc.                                   105             1,759
Neoforma Inc./1/                                       125             1,756
Hypercom Corp./1/                                      325             1,752
MTS Systems Corp.                                      115             1,750
Forrester Research Inc./1/                             122             1,748
Computer Network Technology Corp./1/                   201             1,745
DJ Orthopedics Inc./1/                                 125             1,744
Central Pacific Financial Corp.                         71             1,739
Cole National Corp./1/                                 139             1,732
Hudson Highland Group Inc./1/                           90             1,732
iPayment Holdings Inc./1/                               76             1,730
deCODE genetics Inc./1/                                366             1,724
GB&T Bancshares Inc.                                    77             1,714
Maui Land & Pineapple Co. Inc./1/                       66             1,707
United Mobile Homes Inc.                               113             1,703
Flag Financial Corp.                                   127             1,698
Cepheid Inc./1/                                        363             1,695
NIC Inc./1/                                            359             1,691
Hi-Tech Pharmacal Co./1/                                72             1,690
Community Bank of Northern Virginia                    102             1,688
SY Bancorp Inc.                                         90             1,688
DigitalThink Inc./1/                                   654             1,681
Fluor Corp.                                             45             1,680
LabOne Inc./1/                                          72             1,680
CDI Corp.                                               62             1,676
Sierra Bancorp                                         109             1,676
C&F Financial Corp.                                     37             1,673
Erie Indemnity Co. Class A                              43             1,673
Heartland Financial USA Inc.                            60             1,668
Reading International Inc. Class A/1/                  292             1,667
National Healthcare Corp./1/                           116             1,656
United PanAm Financial Corp./1/                         95             1,654
Renaissance Learning Inc./1/                            70             1,652
Digimarc Corp./1/                                      112             1,648
PEC Solutions Inc./1/                                  111             1,638
Old Point Financial Corp.                               52             1,629
Monro Muffler Brake Inc./1/                             55             1,628
Westmoreland Coal Co./1/                               116             1,627
Meridian Bioscience Inc.                               162             1,623
United Security Bancshares                              64             1,613
Diversa Corp./1/                                       208             1,612
Quidel Corp./1/                                        240             1,610
Duratek Inc./1/                                        180             1,606
MAPICS Inc./1/                                         163             1,601
CollaGenex Pharmaceuticals Inc./1/                     149             1,599
Great Atlantic & Pacific Tea Co./1/                    197             1,598
Net.B@nk Inc.                                          127             1,581
NL Industries Inc.                                      97             1,578
FTD Inc. Class A/1/                                     70             1,576
California Water Service Group                          61             1,574
CuraGen Corp./1/                                       313             1,574
Luminex Corp./1/                                       233             1,573
Stellent Inc./1/                                       202             1,568
GulfMark Offshore Inc./1/                              111             1,560
Drexler Technology Corp./1/                            111             1,556
Three-Five Systems Inc./1/                             282             1,554
Biopure Corp./1/                                       240             1,553
ParthusCeva Inc./1/                                    180             1,546
Medical Staffing Network Holdings
 Inc./1/                                               204             1,542
Nara Bancorp Inc.                                       90             1,542
Analogic Corp.                                          32             1,536
Young Innovations Inc.                                  48             1,536
Haemonetics Corp./1/                                    65             1,535
Resource America Inc. Class A                          129             1,533

SCHEDULES OF INVESTMENTS                                                      67
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Valence Technology Inc./1/                             448   $         1,528
Fremont General Corp.                                  120             1,525
OPNET Technologies Inc./1/                             122             1,523
PDF Solutions Inc./1/                                  135             1,519
1-800 CONTACTS INC./1/                                  75             1,513
Prosperity Bancshares Inc.                              71             1,513
Medis Technologies Ltd./1/                             148             1,508
NetScout Systems Inc./1/                               300             1,497
Ansoft Corp./1/                                        146             1,496
State Bancorp Inc.                                      75             1,494
Digital Generation Systems Inc./1/                     682             1,486
Chicago Pizza & Brewery Inc./1/                        126             1,480
Methode Electronics Inc. Class A                       125             1,476
Mobius Management Systems Inc./1/                      184             1,476
Orthologic Corp./1/                                    274             1,474
ACLARA BioSciences Inc./1/                             371             1,469
Veritas DGC Inc./1/                                    184             1,468
FMS Financial Corp.                                     87             1,457
GTC Biotherapeutics Inc./1/                            469             1,454
Lifeline Systems Inc./1/                                46             1,451
Barnes & Noble Inc./1/                                  57             1,448
Polo Ralph Lauren Corp.                                 54             1,448
Center Bancorp Inc.                                     90             1,446
Radiant Systems Inc./1/                                231             1,446
U.S. Physical Therapy Inc./1/                          118             1,443
Third Wave Technologies Inc./1/                        446             1,441
Navigators Group Inc./1/                                44             1,439
Capital Automotive                                      47             1,434
Provident Bancorp Inc.                                  34             1,429
OSI Systems Inc./1/                                     82             1,419
Clayton Williams Energy Inc./1/                         75             1,414
Enstar Group Inc./1/                                    36             1,413
Virginia Financial Group Inc.                           47             1,413
NBC Capital Corp.                                       58             1,406
Hexcel Corp./1/                                        238             1,404
GameStop Corp./1/                                       88             1,399
Mail-Well Inc./1/                                      399             1,396
CoBiz Inc.                                              87             1,395
Pumatech Inc./1/                                       291             1,385
Stewart & Stevenson Services Inc.                       92             1,382
TheStreet.com Inc./1/                                  307             1,382
Supertex Inc./1/                                        77             1,381
Research Frontiers Inc./1/                             120             1,376
Argosy Gaming Co./1/                                    56             1,366
Micro Therapeutics Inc./1/                             258             1,365
Gabelli Asset Management Inc. Class A/1/                38             1,355
Novoste Corp./1/                                       307             1,354
Albemarle Corp.                                         49             1,345
Alexandria Real Estate Equities Inc.                    28             1,345
Smith (A.O.) Corp.                                      48             1,344
Maritrans Inc.                                          89             1,335
Durect Corp./1/                                        397             1,334
Universal Electronics Inc./1/                          116             1,334
Del Laboratories Inc./1/                                47             1,328
Tennant Co.                                             36             1,326
Aphton Corp./1/                                        235             1,318
Neose Technologies Inc./1/                             140             1,309
Gevity HR Inc.                                          89             1,307
Bebe Stores Inc./1/                                     48             1,301
Sun Communities Inc.                                    33             1,300
Overland Storage Inc./1/                                88             1,298
Churchill Downs Inc.                                    34             1,291
CPI Corp.                                               70             1,288
Princeton Review Inc. (The)/1/                         200             1,286
Dynacq International Inc./1/                            71             1,284
Steak n Shake Company (The)/1/                          86             1,281
Kenneth Cole Productions Class A                        49             1,279
Chronimed Inc./1/                                      140             1,278
Group 1 Automotive Inc./1/                              37             1,278
CryoLife Inc./1/                                       207             1,275
Learning Tree International Inc./1/                     76             1,275
Information Holdings Inc./1/                            63             1,262
Aspen Technology Inc./1/                               322             1,256
Convera Corp./1/                                       287             1,248
Datastream Systems Inc./1/                             161             1,248
Ambassadors Group Inc./1/                               73             1,242
AsiaInfo Holdings Inc./1/                              184             1,240
Mid Atlantic Realty Trust                               59             1,239
Aether Systems Inc./1/                                 271             1,238
Pemstar Inc./1/                                        346             1,232
Commercial Bankshares Inc.                              41             1,228

68                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
FNB Corp.                                               49   $         1,223
First Essex Bancorp Inc.                                24             1,221
Curative Health Services Inc./1/                        68             1,215
Gray Television Inc.                                   104             1,215
First Busey Corp. Class A                               47             1,213
Summit Bancshares Inc.                                  44             1,210
Alpharma Inc. Class A                                   65             1,209
Triton PCS Holdings Inc. Class A/1/                    270             1,204
Eastern Virginia Bankshares                             43             1,202
PSS World Medical Inc./1/                              135             1,197
Regent Communications Inc./1/                          196             1,196
McMoRan Exploration Co./1/                             114             1,195
CompuCredit Corp./1/                                    68             1,190
First South Bancorp Inc.                                37             1,190
Concord Camera Corp./1/                                111             1,182
Southern Financial Bancorp Inc.                         30             1,181
Marine Products Corp.                                   80             1,178
U.S. Restaurant Properties Inc.                         72             1,170
Synplicity Inc./1/                                     198             1,168
Arris Group Inc./1/                                    202             1,161
Bone Care International Inc./1/                         91             1,158
Cholestech Corp./1/                                    152             1,155
Capitol Bancorp Ltd.                                    43             1,150
Paxson Communications Corp./1/                         230             1,141
Tanger Factory Outlet Centers Inc.                      31             1,139
Duane Reade Inc./1/                                     71             1,132
NetRatings Inc./1/                                     121             1,129
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                            122             1,128
Allscripts Healthcare Solutions Inc./1/                276             1,126
Hudson United Bancorp                                   32             1,125
Franklin Financial Corp.                                36             1,113
ON Semiconductor Corp./1/                              278             1,112
Sun Bancorp Inc. (Pennsylvania)                         60             1,111
Beasley Broadcast Group Inc. Class A/1/                 80             1,106
CCC Information Services Group Inc./1/                  66             1,106
OshKosh B'Gosh Inc. Class A                             43             1,106
Siliconix Inc./1/                                       22             1,105
PDI Inc./1/                                             45             1,103
Lannett Co. Inc./1/                                     63             1,102
ValueClick Inc./1/                                     131             1,102
Sanderson Farms Inc.                                    35             1,101
Cantel Medical Corp./1/                                 82             1,094
Security Bank Corp.                                     37             1,092
MarketWatch.com Inc./1/                                130             1,087
Newtek Business Services Inc./1/                       219             1,082
Alteon Inc./1/                                         567             1,077
VIVUS Inc./1/                                          307             1,075
Valspar Corp. (The)                                     23             1,073
Brookstone Inc./1/                                      54             1,071
NASB Financial Inc.                                     32             1,069
Park Electrochemical Corp.                              47             1,069
NCI Building Systems Inc./1/                            53             1,055
Bioreliance Corp./1/                                    41             1,048
Glacier Bancorp Inc.                                    38             1,042
CT Communications Inc.                                  92             1,040
Pain Therapeutics Inc./1/                              167             1,027
LNR Property Corp.                                      25             1,024
Oneida Financial Corp.                                  43             1,024
La-Z-Boy Inc.                                           46             1,021
MIM Corp./1/                                           136             1,020
Courier Corp.                                           20             1,018
Plug Power Inc./1/                                     197             1,015
WESCO International Inc./1/                            194             1,015
Bruker BioSciences Corp./1/                            230             1,012
APAC Customer Services Inc./1/                         403             1,007
McGrath Rentcorp                                        36             1,006
First Financial Holdings Inc.                           33               995
Trans World Entertainment Corp./1/                     176               994
HealthExtras Inc./1/                                   114               982
Virage Logic Corp./1/                                  128               973
Genesee & Wyoming Inc. Class A/1/                       41               972
Quaker Chemical Corp.                                   41               954
Star Scientific Inc./1/                                524               954
Irwin Financial Corp.                                   39               948
IBERIABANK Corp.                                        18               947
Catapult Communications Corp./1/                        75               943
Mothers Work Inc./1/                                    31               941
Party City Corp./1/                                     76               941
Retractable Technologies Inc./1/                       154               941

SCHEDULES OF INVESTMENTS                                                      69
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Seattle Genetics Inc./1/                               155   $           941
Charlotte Russe Holding Inc./1/                         91               936
Center Financial Corp./1/                               46               934
Offshore Logistics Inc./1/                              46               934
Carmike Cinemas Inc./1/                                 35               921
Firstbank Corp.                                         29               919
WatchGuard Technologies Inc./1/                        170               910
Clark Inc./1/                                           68               907
Cross Country Healthcare Inc./1/                        64               902
Hain Celestial Group Inc./1/                            49               888
Ulticom Inc./1/                                         84               885
Vastera Inc./1/                                        172               884
Lydall Inc./1/                                          73               877
Liquidmetal Technologies/1/                            278               876
Emerson Radio Corp./1/                                 233               874
RCN Corp./1/                                           473               870
Virbac Corp./1/                                        120               870
ActivCard Corp./1/                                     106               869
Compuware Corp./1/                                     161               863
Strattec Security Corp./1/                              18               858
Modine Manufacturing Co.                                36               857
Hawthorne Financial Corp./1/                            21               843
Vans Inc./1/                                            77               839
THQ Inc./1/                                             51               837
Greater Community Bancorp                               52               822
Green Mountain Coffee Roasters Inc./1/                  41               812
Modtech Holdings Inc./1/                               102               810
Aaon Inc./1/                                            49               805
GBC Bancorp                                             21               805
Jeffries Group Inc.                                     28               805
SeeBeyond Technology Corp./1/                          311               796
Hungarian Telephone and Cable Corp./1/                  86               795
AAR Corp./1/                                            99               794
United Capital Corp.                                    44               792
General Binding Corp./1/                                76               790
Lakeland Bancorp Inc.                                   49               787
NYFIX Inc./1/                                          139               778
Cerus Corp./1/                                         167               773
Sirna Therapeutics Inc./1/                             134               766
HEICO Corp.                                             56               762
Universal Health Realty Income Trust                    28               760
United Auto Group Inc./1/                               33               759
Ocular Sciences Inc./1/                                 34               758
Standard Motor Products Inc.                            75               758
MedQuist Inc./1/                                        39               755
Barnes Group Inc.                                       29               753
Tellium Inc./1/                                        549               752
Autodesk Inc.                                           44               749
Roto-Rooter Inc.                                        21               747
Interwoven Inc./1/                                     281               745
Sanchez Computer Associates Inc./1/                    192               737
Apogent Technologies Inc./1/                            35               730
Summit America Television Inc./1/                      246               716
Insight Enterprises Inc./1/                             47               715
Clean Harbors Inc./1/                                  168               714
Sensient Technologies Corp.                             34               714
Vitria Technology Inc./1/                              140               707
Nuvelo Inc./1/                                         265               694
Coastal Financial Corp.                                 50               692
Tompkins Trustco Inc.                                   15               686
Gartner Inc. Class A/1/                                 62               683
Artesyn Technologies Inc./1/                            90               682
SCS Transportation Inc./1/                              45               680
SkyWest Inc.                                            39               675
First Community Bancshares Inc.                         19               669
Zale Corp./1/                                           15               666
Maxygen Inc./1/                                         65               663
North Coast Energy Inc./1/                              53               662
Shenandoah Telecommunications Co.                       17               655
Connecticut Water Service Inc.                          24               648
Washington Trust Bancorp Inc.                           27               648
RAIT Investment Trust                                   28               643
JDA Software Group Inc./1/                              43               639
PC Connection Inc./1/                                   68               639
Rofin-Sinar Technologies Inc./1/                        30               630
RPC Inc.                                                63               630
Cabot Corp.                                             22               627
Great Southern Bancorp Inc.                             16               623
Casella Waste Systems Inc. Class A/1/                   50               621

70                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Tootsie Roll Industries Inc.                            20   $           620
Thomas & Betts Corp./1/                                 39               618
TeleTech Holdings Inc./1/                               97               616
Dover Downs Gaming & Entertainment Inc.                 74               608
Manitowoc Co. Inc. (The)                                28               607
Sykes Enterprises Inc./1/                               91               602
Woodhead Industries Inc.                                40               602
Foothill Independent Bancorp                            28               595
Newport Corp./1/                                        42               592
Seacoast Banking Corp. of Florida                       34               592
First Financial Bankshares Inc.                         16               591
Bryn Mawr Bank Corp.                                    14               589
Briggs & Stratton Corp.                                 10               588
EDO Corp.                                               29               587
RC2 Corp./1/                                            30               576
Armor Holdings Inc./1/                                  34               569
Encore Wire Corp./1/                                    43               568
Saxon Capital Inc./1/                                   33               566
Men's Wearhouse Inc. (The)/1/                           22               564
Columbia Bancorp                                        21               563
Gemstar-TV Guide International Inc./1/                 119               563
National Beverage Corp./1/                              37               559
Boston Beer Co. Inc. Class A/1/                         35               557
Pegasystems Inc./1/                                     76               555
Sonic Automotive Inc.                                   23               553
Acme Communications Inc./1/                             73               551
Atlantic Coast Airlines Holdings Inc./1/                64               545
Kirby Corp./1/                                          19               545
UnitedGlobalCom Inc. Class A/1/                         89               544
Handspring Inc./1/                                     480               542
Pegasus Communications Corp./1/                         36               536
New England Business Service Inc.                       20               532
E.piphany Inc./1/                                      104               519
American Realty Investors Inc./1/                       51               512
First Albany Companies Inc.                             40               510
First Sentinel Bancorp Inc.                             28               501
Fleetwood Enterprises Inc./1/                           54               501
Community Banks Inc.                                    15               496
Arden Group Inc. Class A                                 8               492
Wayne Bancorp Inc.                                      17               485
Brookfield Homes Corp.                                  26               482
Inter Parfums Inc.                                      48               480
OceanFirst Financial Corp.                              19               476
First Financial Bancorp                                 32               472
Shoe Carnival Inc./1/                                   33               472
Lincoln Electric Holding Inc.                           21               466
Province Healthcare Co./1/                              36               466
Northern States Financial Corp.                         16               461
Immunogen Inc./1/                                      102               454
First State Bancorp                                     15               444
RehabCare Group Inc./1/                                 26               443
Middlesex Water Co.                                     18               441
SBS Technologies Inc./1/                                40               434
Albany International Corp. Class A                      14               432
Value Line Inc.                                          9               432
MSC.Software Corp./1/                                   59               425
Insurance Auto Auctions Inc./1/                         37               416
NN Inc.                                                 32               412
Interchange Financial Services Corp.                    20               411
ICT Group Inc./1/                                       38               407
Arctic Cat Inc.                                         21               406
Centennial Communications Corp./1/                      80               406
NBT Bancorp Inc.                                        20               405
Farmers Capital Bank Corp.                              12               390
Northwest Bancorp Inc.                                  21               386
Ultimate Electronics Inc./1/                            40               380
Manufacturers Services Ltd./1/                          75               375
Insituform Technologies Inc. Class A/1/                 21               373
Sipex Corp./1/                                          47               369
SonicWALL Inc./1/                                       63               365
Standard Register Co. (The)                             22               365
Adaptec Inc./1/                                         46               348
MAXIMUS Inc./1/                                         10               344
Action Performance Companies Inc.                       14               342
School Specialty Inc./1/                                12               339
Ennis Business Forms Inc.                               25               335
Union Bankshares Corp.                                  11               334
Advanced Marketing Services Inc.                        31               317
Scholastic Corp./1/                                     11               317
Technitrol Inc./1/                                      17               313

SCHEDULES OF INVESTMENTS                                                      71
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Riviana Foods Inc.                                      11   $           312
PAB Bankshares Inc.                                     23               311
Atari Inc./1/                                           75               307
Optical Communication Products Inc./1/                 128               302
Spartech Corp.                                          14               298
Cohu Inc.                                               15               293
Alfa Corp.                                              23               288
Semitool Inc./1/                                        36               287
Credit Acceptance Corp./1/                              25               284
Whitehall Jewellers Inc./1/                             25               280
Schawk Inc.                                             23               274
IHOP Corp.                                               8               263
Tweeter Home Entertainment
 Group Inc./1/                                          34               261
Town & Country Trust (The)                              11               258
EMCOR Group Inc./1/                                      6               255
Galyan's Trading Co./1/                                 25               255
Sterling Financial Corp. (Pennsylvania)                 10               254
Nash Finch Co.                                          16               248
Blount International Inc./1/                            51               245
Exchange National Bancshares Inc.                        7               243
D&K Healthcare Resources Inc.                           17               239
Meritage Corp./1/                                        5               236
Healthcare Services Group Inc.                          14               231
Skechers U.S.A. Inc. Class A/1/                         30               223
SimpleTech Inc./1/                                      31               222
USB Holding Co. Inc.                                    13               221
Technical Olympic USA Inc./1/                            8               220
American Management Systems Inc./1/                     17               217
Independence Holding Co.                                10               217
Financial Federal Corp./1/                               7               214
Nuance Communications Inc./1/                           37               214
S1 Corp./1/                                             42               212
4Kids Entertainment Inc./1/                             10               211
Wilsons The Leather Experts Inc./1/                     26               208
Berry Petroleum Co. Class A                             11               201
Southwest Water Co.                                     14               197
BancTrust Financial Group Inc.                          13               196
Gorman-Rupp Co. (The)                                    8               181
Genlyte Group Inc. (The)/1/                              4               178
Herley Industries Inc./1/                               10               175
ESS Technology Inc./1/                                  15               162
Bel Fuse Inc. Class B                                    6               159
NS Group Inc./1/                                        24               155
Schweitzer-Mauduit International Inc.                    6               152
Elizabeth Arden Inc./1/                                  9               148
Global Power Equipment Group Inc./1/                    28               148
PRG-Schultz International Inc./1/                       26               148
Genesco Inc./1/                                          9               145
Midway Games Inc./1/                                    49               145
Oak Hill Financial Inc.                                  5               145
Matria Healthcare Inc./1/                                8               138
Hooker Furniture Corp.                                   4               136
Boyds Collection Ltd. (The)/1/                          29               131
InterCept Inc./1/                                        9               123
EMS Technologies Inc./1/                                 7               119
McLeodUSA Inc. Class A/1/                               85               118
Integrated Defense Technologies Inc./1/                  7               117
Rex Stores Corp./1/                                      9               117
Steven Madden Ltd./1/                                    6               114
First of Long Island Corp.                               3               113
LSI Industries Inc.                                      8               113
Raytech Corp./1/                                        32               112
City Bank                                                3                97
Stanley Furniture Co. Inc.                               3                92
World Wrestling Entertainment Inc.                       9                90
Intertan Inc./1/                                         9                82
Hanmi Financial Corp.                                    4                80
National Processing Inc./1/                              4                77
Mission West Properties Inc.                             6                74
Deb Shops Inc.                                           4                73
Sypris Solutions Inc.                                    5                69
Central Coast Bancorp/1/                                 4                68
Royal Bancshares of Pennsylvania Class A                 2                54
Sports Resorts International Inc./1/                    10                51
American National Bankshares Inc.                        2                50
Crawford & Co. Class B                                   7                49

72                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Orleans Homebuilders Inc./1/                             4   $            47
Stein Mart Inc./1/                                       8                44
Horizon Offshore Inc./1/                                10                41
TOTAL COMMON STOCKS
  (Cost: $68,176,403)                                             68,499,703

SHORT TERM INVESTMENTS - 4.33%

MONEY MARKET FUNDS - 2.61%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/2/,/3/                    1,198,860         1,198,860
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/2/,/3/                                    430,481           430,481
BlackRock Temp Cash Money Market Fund/2/            19,123            19,123
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/          101,496           101,496
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                           39,135            39,135
                                                                   1,789,095

FLOATING RATE NOTES - 0.99%
Beta Finance Inc.
  1.08%, 05/20/04/2/                       $        19,567            19,565
  1.08%, 09/15/04/2/                                39,135            39,131
  1.17%, 08/23/04/2/                                19,567            19,582
CC USA Inc.
  1.06%, 05/24/04/2/                                39,135            39,132
  1.08%, 04/19/04/2/                                17,219            17,219
  1.12%, 07/15/04/2/                                19,567            19,573
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                39,135            39,131
  1.24%, 08/09/04/2/                                 9,784             9,783
Five Finance Inc.
  1.09%, 04/15/04/2/                                19,567            19,567
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                                39,135            39,135

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Holmes Financing PLC
  1.08%, 04/15/04/2/                       $         7,827   $         7,827
K2 USA LLC
  1.08%, 08/16/04/2/                                 9,784             9,782
  1.08%, 09/27/04/2/                                42,265            42,259
  1.09%, 04/13/04/2/                                19,567            19,567
  1.09%, 05/17/04/2/                                19,567            19,567
Links Finance LLC
  1.05%, 07/20/04/2/                                15,654            15,651
  1.08%, 05/04/04/2/                                19,567            19,567
  1.08%, 06/28/04/2/                                19,567            19,564
  1.09%, 03/29/04/2/                                19,567            19,567
Nationwide Building Society
  1.08%, 07/23/04/2/                                29,351            29,351
Sigma Finance Inc.
  1.05%, 07/20/04/2/                                19,567            19,564
  1.07%, 10/15/03/2/                                39,135            39,134
  1.07%, 07/01/04/2/                                19,567            19,564
  1.24%, 08/06/04/2/                                 9,784             9,783
Tango Finance Corp.
  1.05%, 07/15/04/2/                                11,740            11,737
  1.06%, 07/06/04/2/                                11,740            11,739
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                19,567            19,564
White Pine Finance LLC
  1.08%, 05/17/04/2/                                23,481            23,481
  1.08%, 07/06/04/2/                                23,481            23,479
  1.08%, 08/26/04/2/                                19,567            19,565
  1.09%, 04/20/04/2/                                19,567            19,567
                                                                     681,697

COMMERCIAL PAPER - 0.52%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                                18,589            18,582
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                                19,567            19,558
Edison Asset Securitization
  1.07%, 10/23/03/2/                                36,787            36,763
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                                13,697            13,691

SCHEDULES OF INVESTMENTS                                                      73
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                       $        23,089   $        23,079
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                                19,567            19,556
New Center Asset Trust
  1.06%, 10/22/03/2/                                19,567            19,555
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                                19,567            19,556
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                                19,567            19,563
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                13,152            13,148
Sydney Capital Corp.
  1.07%, 10/17/03/2/                                15,850            15,842
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                                39,135            39,127
  1.05%, 10/15/03/2/                                19,567            19,559
  1.11%, 10/01/03/2/                                78,269            78,269
                                                                     355,848

TIME DEPOSITS - 0.16%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                                19,567            19,567
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                 9,784             9,784
  1.08%, 10/30/03/2/                                15,654            15,654
  1.37%, 08/26/04/2/                                39,135            39,135
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                                25,438            25,426
                                                                     109,566

REPURCHASE AGREEMENTS - 0.05%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                                31,308            31,308
                                                                      31,308
TOTAL SHORT TERM INVESTMENTS
  (Cost: $2,967,514)                                               2,967,514

TOTAL INVESTMENTS IN SECURITIES - 104.26%
  (Cost $71,143,917)                                              71,467,217
Other Assets, Less Liabilities - (4.26%)                          (2,922,196)
                                                             ---------------
NET ASSETS - 100.00%                                         $    68,545,021
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

74                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.90%
Exxon Mobil Corp.                                  170,057   $     6,224,086
Citigroup Inc.                                     131,072         5,965,087
Bank of America Corp.                               38,152         2,977,382
Verizon Communications Inc.                         70,053         2,272,519
Wells Fargo & Company                               40,153         2,067,880
ChevronTexaco Corp.                                 27,215         1,944,512
SBC Communications Inc.                             84,639         1,883,218
International Business Machines Corp.               20,665         1,825,339
JP Morgan Chase & Co.                               51,747         1,776,475
Altria Group Inc.                                   39,463         1,728,479
AOL Time Warner Inc./1/                            110,219         1,665,409
American International Group Inc.                   28,655         1,653,393
Merck & Co. Inc.                                    31,878         1,613,664
Hewlett-Packard Co.                                 77,774         1,505,705
Wachovia Corp.                                      32,632         1,344,112
Merrill Lynch & Co. Inc.                            23,621         1,264,432
Morgan Stanley                                      24,719         1,247,321
U.S. Bancorp                                        48,925         1,173,711
Bank One Corp.                                      29,115         1,125,295
BellSouth Corp.                                     47,070         1,114,618
Procter & Gamble Co.                                11,912         1,105,672
ConocoPhillips                                      17,302           947,285
Comcast Corp. Class A/1/                            30,532           942,828
Washington Mutual Inc.                              23,721           933,896
Viacom Inc. Class B                                 23,887           914,872
Du Pont (E.I.) de Nemours and Co.                   22,649           906,186
FleetBoston Financial Corp.                         26,812           808,382
Walt Disney Co. (The)                               38,919           784,996
McDonald's Corp.                                    32,444           763,732
Freddie Mac                                         13,693           716,829
Dow Chemical Co. (The)                              20,993           683,112
Allstate Corp. (The)                                17,955           655,896
Bristol-Myers Squibb Co.                            24,674           633,135
Goldman Sachs Group Inc. (The)                       7,259           609,030
Caterpillar Inc.                                     8,787           604,897
Schering-Plough Corp.                               37,478           571,165
Alcoa Inc.                                          21,566           564,167
Honeywell International Inc.                        21,190           558,356
United Technologies Corp.                            7,163           553,557
Southern Company                                    18,398           539,429
Gannett Co. Inc.                                     6,854           531,596
Prudential Financial Inc.                           14,079           525,991
Exelon Corp.                                         8,274           525,399
BB&T Corp.                                          14,237           511,251
Dominion Resources Inc.                              8,187           506,775
Ford Motor Company                                  44,896           483,530
General Motors Corp.                                11,806           483,220
Bank of New York Co. Inc. (The)                     16,516           480,781
International Paper Co.                             12,225           477,019
Emerson Electric Co.                                 9,004           474,061
Kimberly-Clark Corp.                                 9,039           463,881
AT&T Corp.                                          20,073           432,573
Lehman Brothers Holdings Inc.                        6,179           426,845
Motorola Inc.                                       34,944           418,280
Liberty Media Corp. Class A/1/                      41,642           415,171
National City Corp.                                 14,074           414,620
Duke Energy Corp.                                   23,013           409,862
Hartford Financial Services Group Inc.               7,214           379,673
Northrop Grumman Corp.                               4,403           379,627
SunTrust Banks Inc.                                  6,288           379,607
Union Pacific Corp.                                  6,490           377,523
Cendant Corp./1/                                    20,013           374,043
Alltel Corp.                                         7,931           367,523
General Dynamics Corp.                               4,513           352,285
Sprint Corp. (FON Group)                            22,972           346,877
Coca-Cola Co. (The)                                  8,049           345,785
Kroger Co./1/                                       19,281           344,551
PNC Financial Services Group                         7,212           343,147
State Street Corp.                                   7,593           341,685
Occidental Petroleum Corp.                           9,691           341,414
Travelers Property Casualty Corp. Class B           21,494           341,325
American Express Co.                                 7,498           337,860
Weyerhaeuser Co.                                     5,583           326,326
Deere & Co.                                          6,118           326,151
Avon Products Inc.                                   5,045           325,705
Lockheed Martin Corp.                                7,028           324,342
Gillette Co. (The)                                   9,971           318,873

SCHEDULES OF INVESTMENTS                                                      75
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
CVS Corp.                                           10,071   $       312,805
Entergy Corp.                                        5,764           312,121
Sears, Roebuck and Co.                               7,032           307,509
Chubb Corp.                                          4,728           306,753
FedEx Corp.                                          4,685           301,855
American Electric Power Co. Inc.                    10,061           301,830
FPL Group Inc.                                       4,686           296,155
Raytheon Co.                                        10,489           293,692
ConAgra Foods Inc.                                  13,732           291,668
Golden West Financial Corp.                          3,174           284,105
Apache Corp.                                         4,095           283,947
Devon Energy Corp.                                   5,873           283,020
Equity Office Properties Trust                      10,267           282,651
KeyCorp                                             10,779           275,619
Burlington Northern Santa Fe Corp.                   9,503           274,352
Sun Microsystems Inc./1/                            82,557           273,264
Clear Channel Communications Inc.                    7,110           272,313
Air Products & Chemicals Inc.                        5,814           262,211
AT&T Wireless Services Inc./1/                      31,825           260,328
Safeway Inc./1/                                     11,292           259,038
Agilent Technologies Inc./1/                        11,314           250,153
Hancock (John) Financial Services Inc.               7,371           249,140
PG&E Corp./1/                                       10,405           248,679
Burlington Resources Inc.                            5,138           247,652
Countrywide Financial Corp.                          3,128           244,860
MetLife Inc.                                         8,696           243,923
FirstEnergy Corp.                                    7,644           243,844
Progress Energy Inc.                                 5,465           242,974
Public Service Enterprise Group Inc.                 5,744           241,248
Electronic Data Systems Corp.                       11,469           231,674
Consolidated Edison Inc.                             5,680           231,517
Principal Financial Group Inc.                       7,433           230,349
SouthTrust Corp.                                     7,787           228,860
Lucent Technologies Inc./1/                        105,894           228,731
PepsiCo Inc.                                         4,978           228,142
PPG Industries Inc.                                  4,318           225,486
Marathon Oil Corp.                                   7,878           224,523
Costco Wholesale Corp./1/                            7,206           223,962
General Mills Inc.                                   4,569           215,063
Johnson Controls Inc.                                2,267           214,458
Sara Lee Corp.                                      11,675           214,353
Fortune Brands Inc.                                  3,708           210,429
PACCAR Inc.                                          2,809           209,804
Comerica Inc.                                        4,470           208,302
Unocal Corp.                                         6,558           206,708
Kraft Foods Inc.                                     7,006           206,677
Equity Residential                                   6,926           202,793
MBIA Inc.                                            3,671           201,795
Masco Corp.                                          8,190           200,491
Federated Department Stores Inc.                     4,783           200,408
Tribune Co.                                          4,351           199,711
St. Paul Companies Inc.                              5,358           198,407
Regions Financial Corp.                              5,666           194,061
Northern Trust Corp.                                 4,563           193,654
TXU Corp.                                            8,149           191,990
Apple Computer Inc./1/                               9,303           191,921
AmSouth Bancorp                                      8,959           190,110
Bear Stearns Companies Inc. (The)                    2,526           188,945
Mellon Financial Corp.                               6,238           188,013
Franklin Resources Inc.                              4,195           185,461
Wyeth                                                3,985           183,709
Norfolk Southern Corp.                               9,912           183,372
Marshall & Ilsley Corp.                              5,799           182,784
PPL Corp.                                            4,454           182,391
May Department Stores Co. (The)                      7,329           180,513
Praxair Inc.                                         2,886           178,788
Heinz (H.J.) Co.                                     5,207           178,496
Albertson's Inc.                                     8,669           178,321
Waste Management Inc.                                6,735           176,255
Ameren Corp.                                         4,104           176,103
Charter One Financial Inc.                           5,741           175,675
Archer-Daniels-Midland Co.                          13,243           173,616
Computer Sciences Corp./1/                           4,519           169,779
Limited Brands Inc.                                 11,228           169,318
Eaton Corp.                                          1,880           166,606
Cinergy Corp.                                        4,478           164,343
Xerox Corp./1/                                      15,976           163,914
Union Planters Corp.                                 5,069           160,383
Jefferson-Pilot Corp.                                3,611           160,256
CSX Corp.                                            5,471           160,027

76                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lincoln National Corp.                               4,510   $       159,564
CIGNA Corp.                                          3,567           159,267
General Motors Corp. Class H/1/                     11,127           159,227
MBNA Corp.                                           6,978           159,098
Monsanto Co.                                         6,640           158,962
DTE Energy Co.                                       4,296           158,479
3M Co.                                               2,274           157,065
Xcel Energy Inc.                                    10,135           156,788
Corning Inc./1/                                     16,522           155,637
AFLAC Inc.                                           4,786           154,588
Georgia-Pacific Corp.                                6,353           153,997
Eastman Kodak Co.                                    7,308           153,030
Anthem Inc./1/                                       2,132           152,076
Illinois Tool Works Inc.                             2,286           151,470
Constellation Energy Group Inc.                      4,203           150,383
Anadarko Petroleum Corp.                             3,596           150,169
UST Inc.                                             4,251           149,550
M&T Bank Corp.                                       1,704           148,759
Penney (J.C.) Co. Inc. (Holding Co.)                 6,945           148,415
Dover Corp.                                          4,189           148,165
Simon Property Group Inc.                            3,355           146,211
CIT Group Inc.                                       5,026           144,548
Genuine Parts Co.                                    4,417           141,256
Tenet Healthcare Corp./1/                            9,729           140,876
KeySpan Corp.                                        4,000           140,320
Sovereign Bancorp Inc.                               7,508           139,273
Edison International/1/                              7,268           138,819
Cincinnati Financial Corp.                           3,465           138,461
Aetna Inc.                                           2,236           136,463
Sempra Energy                                        4,643           136,318
AON Corp.                                            6,504           135,608
Loews Corp.                                          3,323           134,150
Parker Hannifin Corp.                                2,998           134,011
Rohm & Haas Co.                                      4,006           134,001
NiSource Inc.                                        6,658           133,027
Newmont Mining Corp.                                 3,399           132,867
Interpublic Group of Companies Inc.                  9,349           132,008
General Growth Properties Inc.                       1,837           131,713
MeadWestvaco Corp.                                   5,089           129,770
Cox Communications Inc. Class A/1/                   4,100           129,642
National Commerce Financial Corp.                    5,193           129,202
First Tennessee National Corp.                       3,037           128,951
Zions Bancorporation                                 2,297           128,287
ProLogis                                             4,180           126,445
Ambac Financial Group Inc.                           1,956           125,184
Starwood Hotels & Resorts Worldwide Inc.             3,593           125,036
Williams Companies Inc.                             13,164           124,005
CenturyTel Inc.                                      3,636           123,224
Archstone-Smith Trust                                4,635           122,271
Dean Foods Co./1/                                    3,898           120,955
Torchmark Corp.                                      2,967           120,579
Knight Ridder Inc.                                   1,805           120,393
Plum Creek Timber Co. Inc.                           4,646           118,194
Banknorth Group Inc.                                 4,143           116,915
SAFECO Corp.                                         3,311           116,746
Huntington Bancshares Inc.                           5,828           115,336
Textron Inc.                                         2,923           115,312
Southwest Airlines Co.                               6,487           114,820
Kerr-McGee Corp.                                     2,562           114,368
Avaya Inc./1/                                       10,489           114,330
Murphy Oil Corp.                                     1,938           113,857
Valero Energy Corp.                                  2,941           112,552
Scientific-Atlanta Inc.                              3,592           111,891
Rockwell Automation Inc.                             4,253           111,641
Compass Bancshares Inc.                              3,225           111,520
El Paso Corp.                                       15,167           110,719
Office Depot Inc./1/                                 7,834           110,068
UNUMProvident Corp.                                  7,377           108,958
Kellogg Co.                                          3,148           104,986
Delphi Corp.                                        11,591           104,899
Capital One Financial Corp.                          1,825           104,098
Micron Technology Inc./1/                            7,738           103,844
Old Republic International Corp.                     3,065           101,421
North Fork Bancorp Inc.                              2,918           101,400
Duke Realty Corp.                                    3,433           100,244
Medco Health Solutions Inc./1/                       3,853            99,908
McKesson Corp.                                       2,990            99,537
Public Storage Inc.                                  2,529            99,213
Watson Pharmaceuticals Inc./1/                       2,377            99,097
iStar Financial Inc.                                 2,519            98,115

SCHEDULES OF INVESTMENTS                                                      77
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Vornado Realty Trust                                 2,037   $        97,857
Radian Group Inc.                                    2,174            96,526
SCANA Corp.                                          2,814            96,380
MGIC Investment Corp.                                1,847            96,173
Fidelity National Financial Inc.                     3,196            96,072
HCA Inc.                                             2,599            95,799
Kimco Realty Corp.                                   2,336            95,706
Popular Inc.                                         2,394            95,281
Marriott International Inc. Class A                  2,176            93,633
Apartment Investment & Management Co.
  Class A                                            2,378            93,598
Smurfit-Stone Container Corp.                        6,222            93,206
Sherwin-Williams Co. (The)                           3,161            92,965
Liz Claiborne Inc.                                   2,726            92,820
PeopleSoft Inc./1/                                   5,098            92,733
Diebold Inc.                                         1,830            92,689
Lennar Corp. Class A                                 1,183            92,026
Grainger (W.W.) Inc.                                 1,932            91,867
Jones Apparel Group Inc.                             3,069            91,855
Qwest Communications International
 Inc./1/                                            26,810            91,154
Amerada Hess Corp.                                   1,819            91,132
Nucor Corp.                                          1,984            91,026
Vulcan Materials Co.                                 2,277            90,875
D.R. Horton Inc.                                     2,773            90,677
GreenPoint Financial Corp.                           3,013            89,968
Whirlpool Corp.                                      1,318            89,321
Wisconsin Energy Corp.                               2,917            89,173
Republic Services Inc.                               3,856            87,300
InterActiveCorp/1/                                   2,584            85,401
Campbell Soup Co.                                    3,202            84,853
Janus Capital Group Inc.                             6,072            84,826
R.J. Reynolds Tobacco Holdings Inc.                  2,140            84,616
Pulte Homes Inc.                                     1,235            83,992
Energy East Corp.                                    3,742            83,933
Lear Corp./1/                                        1,582            83,276
Colgate-Palmolive Co.                                1,487            83,108
Rouse Co. (The)                                      1,961            81,774
Clorox Co.                                           1,772            81,282
Engelhard Corp.                                      2,935            81,211
VF Corp.                                             2,083            81,050
SUPERVALU Inc.                                       3,393            80,957
Citizens Communications Co./1/                       7,205            80,768
Hibernia Corp. Class A                               3,979            80,615
Centex Corp.                                         1,030            80,216
Wendy's International Inc.                           2,468            79,716
Coca-Cola Enterprises Inc.                           4,159            79,271
Sunoco Inc.                                          1,944            78,188
ServiceMaster Co. (The)                              7,590            77,873
AutoNation Inc./1/                                   4,413            77,404
Host Marriott Corp./1/                               7,186            77,106
Boston Properties Inc.                               1,763            76,638
Pinnacle West Capital Corp.                          2,149            76,289
PMI Group Inc. (The)                                 2,249            75,904
Tyson Foods Inc. Class A                             5,338            75,426
Pitney Bowes Inc.                                    1,961            75,146
SPX Corp./1/                                         1,632            73,897
Health Care Property Investors Inc.                  1,580            73,786
Humana Inc./1/                                       4,084            73,716
Level 3 Communications Inc./1/                      13,561            73,501
Hershey Foods Corp.                                  1,008            73,261
Fluor Corp.                                          1,955            72,980
AvalonBay Communities Inc.                           1,557            72,868
Mercantile Bankshares Corp.                          1,815            72,600
Liberty Property Trust                               1,961            72,518
Sabre Holdings Corp.                                 3,370            72,421
AmerisourceBergen Corp.                              1,339            72,373
American Power Conversion Corp.                      4,193            71,868
Thermo Electron Corp./1/                             3,292            71,436
Hilton Hotels Corp.                                  4,392            71,238
Goodrich (B.F.) Co.                                  2,937            71,193
Pogo Producing Co.                                   1,570            71,090
Vishay Intertechnology Inc./1/                       4,039            70,763
Allied Capital Corp.                                 2,865            70,450
Fox Entertainment Group Inc. Class A/1/              2,500            69,975
Sanmina-SCI Corp./1/                                 7,179            69,636
NCR Corp./1/                                         2,190            69,401
Pepco Holdings Inc.                                  3,987            68,895
Pioneer Natural Resources Co./1/                     2,695            68,615
Cadence Design Systems Inc./1/                       5,033            67,442
Leggett & Platt Inc.                                 3,112            67,313

78                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Computer Associates International Inc.               2,578   $        67,312
King Pharmaceuticals Inc./1/                         4,406            66,751
Donnelley (R.R.) & Sons Co.                          2,681            66,676
Associated Bancorp                                   1,763            66,641
Boeing Co. (The)                                     1,935            66,429
Questar Corp.                                        2,141            65,964
Hasbro Inc.                                          3,530            65,940
UnionBanCal Corp.                                    1,324            65,670
Eastman Chemical Co.                                 1,956            65,526
Commerce Bancshares Inc.                             1,495            65,406
NSTAR                                                1,374            65,265
Equitable Resources Inc.                             1,585            65,143
MDU Resources Group Inc.                             1,925            65,026
ENSCO International Inc.                             2,420            64,904
CenterPoint Energy Inc.                              7,011            64,291
Toys R Us Inc./1/                                    5,317            63,964
Park Place Entertainment Corp./1/                    7,092            63,899
Solectron Corp./1/                                  10,889            63,701
Advanced Micro Devices Inc./1/                       5,648            62,749
TECO Energy Inc.                                     4,476            61,858
Washington Post Company (The) Class B                   93            61,845
Mohawk Industries Inc./1/                              860            61,335
Nordstrom Inc.                                       2,454            60,884
Astoria Financial Corp.                              1,957            60,471
Alliant Energy Corp.                                 2,746            60,412
ALLETE Inc.                                          2,200            60,236
Convergys Corp./1/                                   3,271            59,990
AMB Property Corp.                                   1,937            59,679
KB Home                                              1,000            59,660
Millennium Pharmaceuticals Inc./1/                   3,789            58,313
Brown-Forman Corp. Class B                             737            58,311
Baker Hughes Inc.                                    1,969            58,263
Foot Locker Inc.                                     3,584            58,061
Developers Diversified Realty Corp.                  1,936            57,828
Northeast Utilities                                  3,208            57,487
New Plan Excel Realty Trust                          2,460            57,318
Mack-Cali Realty Corp.                               1,462            57,310
Temple-Inland Inc.                                   1,179            57,240
Dana Corp.                                           3,700            57,091
Rockwell Collins Inc.                                2,255            56,939
Ashland Inc.                                         1,726            56,699
Manor Care Inc.                                      1,877            56,310
Deluxe Corp.                                         1,400            56,196
Valspar Corp. (The)                                  1,201            56,027
Phelps Dodge Corp./1/                                1,193            55,832
Energizer Holdings Inc./1/                           1,515            55,707
New York Times Co. Class A                           1,275            55,411
Edwards (A.G.) Inc.                                  1,442            55,387
DPL Inc.                                             3,212            55,086
Bowater Inc.                                         1,307            54,972
Alberto-Culver Co. Class B                             929            54,644
3Com Corp./1/                                        9,251            54,581
Bausch & Lomb Inc.                                   1,234            54,481
Invitrogen Corp./1/                                    939            54,453
Berkley (W.R.) Corp.                                 1,587            54,371
Brunswick Corp.                                      2,117            54,365
Newell Rubbermaid Inc.                               2,507            54,327
Catellus Development Corp./1/                        2,214            54,132
Constellation Brands Inc./1/                         1,766            53,845
Fulton Financial Corp.                               2,674            53,694
Puget Energy Inc.                                    2,383            53,451
Great Plains Energy Inc.                             1,761            53,394
Smucker (J.M.) Co. (The)                             1,264            53,290
City National Corp.                                  1,045            53,253
Weingarten Realty Investors                          1,179            53,055
Bemis Co.                                            1,196            52,983
Wilmington Trust Corp.                               1,710            52,600
Hospitality Properties Trust                         1,483            52,024
NTL Inc./1/                                          1,101            51,879
Sigma-Aldrich Corp.                                    997            51,784
Valley National Bancorp                              1,846            51,393
Bank of Hawaii Corp.                                 1,527            51,277
Sonoco Products Co.                                  2,331            51,165
LSI Logic Corp./1/                                   5,682            51,081
United Dominion Realty Trust Inc.                    2,788            51,048
Avnet Inc./1/                                        3,070            50,716
OGE Energy Corp.                                     2,228            50,331
Macerich Co. (The)                                   1,327            50,094
Sky Financial Group Inc.                             2,206            49,657
Cullen/Frost Bankers Inc.                            1,328            49,441

SCHEDULES OF INVESTMENTS                                                      79
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Stanley Works (The)                                  1,670   $        49,298
Hillenbrand Industries Inc.                            869            49,029
Telephone & Data Systems Inc.                          866            48,964
FirstMerit Corp.                                     1,975            48,861
Becton, Dickinson & Co.                              1,350            48,762
Compuware Corp./1/                                   9,058            48,551
United States Steel Corp.                            2,601            47,806
Precision Castparts Corp.                            1,353            47,490
Protective Life Corp.                                1,582            47,223
BorgWarner Inc.                                        694            47,088
Hubbell Inc. Class B                                 1,276            46,561
Philadelphia Suburban Corp.                          1,932            46,523
Vectren Corp.                                        1,955            46,177
Providian Financial Corp./1/                         3,912            46,122
Martin Marietta Materials Inc.                       1,257            45,818
Circuit City Stores Inc.                             4,793            45,677
Washington Federal Inc.                              1,806            45,529
Intersil Corp. Class A/1/                            1,912            45,506
Apogent Technologies Inc./1/                         2,178            45,433
Autodesk Inc.                                        2,668            45,409
Ryland Group Inc.                                      620            45,328
AGL Resources Inc.                                   1,600            45,072
Colonial BancGroup Inc. (The)                        3,120            45,053
Webster Financial Corp.                              1,128            44,985
Pentair Inc.                                         1,126            44,894
Pan Pacific Retail Properties Inc.                   1,044            44,892
Nationwide Financial Services Inc.                   1,425            44,659
Hormel Foods Corp.                                   1,943            44,650
Belo (A.H.) Corp.                                    1,828            44,329
Calpine Corp./1/                                     9,053            44,269
Lee Enterprises Inc.                                 1,141            44,122
Thornburg Mortgage Inc.                              1,734            43,922
Siebel Systems Inc./1/                               4,497            43,711
MGM Grand Inc./1/                                    1,195            43,677
Harrah's Entertainment Inc.                          1,037            43,668
Ryder System Inc.                                    1,480            43,394
Rayonier Inc.                                        1,068            43,361
Lubrizol Corp.                                       1,331            43,191
PacifiCare Health Systems Inc./1/                      884            43,139
First American Corp.                                 1,725            42,952
BancorpSouth Inc.                                    1,958            42,880
Independence Community Bank Corp.                    1,226            42,824
BRE Properties Inc. Class A                          1,294            42,676
Lyondell Chemical Co.                                3,303            42,212
Roslyn Bancorp Inc.                                  1,795            42,147
StanCorp Financial Group Inc.                          733            42,111
Snap-On Inc.                                         1,514            41,862
Sirius Satellite Radio Inc./1/                      22,781            41,689
Harris Corp.                                         1,162            41,588
Tech Data Corp./1/                                   1,347            41,555
CNF Inc.                                             1,291            41,377
Tellabs Inc./1/                                      6,088            41,338
Cabot Corp.                                          1,440            41,054
FNB Corp. (Florida)                                  1,186            40,917
Smithfield Foods Inc./1/                             2,131            40,915
Autoliv Inc.                                         1,354            40,850
Hawaiian Electric Industries Inc.                      937            40,788
Federal Realty Investment Trust                      1,105            40,730
McGraw-Hill Companies Inc. (The)                       650            40,384
CenterPoint Properties Corp.                           592            40,321
Storage Technology Corp./1/                          1,670            40,314
Harsco Corp.                                         1,045            40,201
Arden Realty Inc.                                    1,433            40,009
XTO Energy Inc.                                      1,905            39,986
Annaly Mortgage Management Inc.                      2,429            39,884
L-3 Communications Holdings Inc./1/                    920            39,790
Cummins Inc.                                           894            39,720
CarrAmerica Realty Corp.                             1,312            39,163
Maxtor Corp./1/                                      3,213            39,102
Wrigley (William Jr.) Co.                              705            38,987
E*TRADE Group Inc./1/                                4,201            38,901
RPM International Inc.                               2,970            38,788
Tektronix Inc./1/                                    1,564            38,709
Shurgard Storage Centers Inc. Class A                1,091            38,512
Leucadia National Corp.                              1,017            38,493
Teleflex Inc.                                          882            38,305
Peoples Energy Corp.                                   925            38,276
Nicor Inc.                                           1,087            38,197
XM Satellite Radio Holdings Inc.
 Class A/1/                                          2,457            38,157

80                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
TCF Financial Corp.                                    789   $        37,833
Pactiv Corp./1/                                      1,860            37,721
ONEOK Inc.                                           1,855            37,415
National Fuel Gas Co.                                1,632            37,291
Louisiana-Pacific Corp./1/                           2,698            37,178
Toll Brothers Inc./1/                                1,217            37,021
Delta Air Lines Inc.                                 2,778            36,947
Raymond James Financial Inc.                         1,009            36,677
Neiman-Marcus Group Inc. Class A/1/                    876            36,529
Arrow Electronics Inc./1/                            1,984            36,486
Hudson United Bancorp                                1,029            36,190
Saks Inc./1/                                         3,126            36,043
New York Community Bancorp Inc.                      1,139            35,890
Old National Bancorp                                 1,602            35,805
Markel Corp./1/                                        134            35,778
MONY Group Inc. (The)                                1,099            35,772
Omnicare Inc.                                          991            35,735
Reebok International Ltd.                            1,064            35,570
Cytec Industries Inc./1/                               969            35,368
Realty Income Corp.                                    887            35,170
Coors (Adolf) Company Class B                          650            34,944
First Midwest Bancorp Inc.                           1,175            34,909
Whitney Holding Corp.                                1,024            34,816
Healthcare Realty Trust Inc.                         1,088            34,794
Service Corp. International/1/                       7,610            34,778
Transatlantic Holdings Inc.                            489            34,778
Unitrin Inc.                                         1,140            34,724
Ingram Micro Inc. Class A/1/                         2,659            34,700
WGL Holdings Inc.                                    1,254            34,585
American Capital Strategies Ltd.                     1,384            34,406
Hudson City Bancorp Inc.                             1,115            34,387
McCormick & Co. Inc.                                 1,254            34,385
Reliant Resources Inc./1/                            6,636            33,976
Helmerich & Payne Inc.                               1,292            33,773
Carlisle Companies Inc.                                774            33,762
BJ's Wholesale Club Inc./1/                          1,738            33,665
WPS Resources Corp.                                    815            33,578
Zale Corp./1/                                          754            33,485
Noble Energy Inc.                                      872            33,398
AmerUs Group Co.                                       982            33,388
CIENA Corp./1/                                       5,627            33,256
Westar Energy Inc.                                   1,774            32,730
Allmerica Financial Corp./1/                         1,374            32,715
Highwoods Properties Inc.                            1,369            32,664
First Industrial Realty Trust Inc.                   1,018            32,647
Camden Property Trust                                  848            32,589
Triad Hospitals Inc./1/                              1,070            32,400
Trustmark Corp.                                      1,191            32,312
Ventas Inc.                                          1,887            32,305
Energen Corp.                                          891            32,236
Park National Corp.                                    288            32,227
T. Rowe Price Group Inc.                               780            32,183
HON Industries Inc.                                    869            32,118
HRPT Properties Trust                                3,476            31,771
York International Corp.                               916            31,684
Gateway Inc./1/                                      5,597            31,679
Standard-Pacific Corp.                                 826            31,305
Kennametal Inc.                                        837            31,304
AptarGroup Inc.                                        852            31,260
Briggs & Stratton Corp.                                529            31,084
Forest City Enterprises Inc. Class A                   710            31,062
International Rectifier Corp./1/                       829            31,038
Health Care REIT Inc.                                1,003            30,943
Crane Co.                                            1,319            30,878
AGCO Corp./1/                                        1,799            30,835
Piedmont Natural Gas Co.                               790            30,810
UGI Corp.                                            1,061            30,695
Chelsea Property Group Inc.                            635            30,416
La-Z-Boy Inc.                                        1,368            30,370
Automatic Data Processing Inc.                         843            30,222
AnnTaylor Stores Corp./1/                              937            30,115
Owens-Illinois Inc./1/                               2,629            30,023
OfficeMax Inc./1/                                    3,203            30,012
Allegheny Energy Inc./1/                             3,273            29,915
Mercury General Corp.                                  667            29,868
ICOS Corp./1/                                          779            29,851
Metro-Goldwyn-Mayer Inc./1/                          1,945            29,836
Packaging Corporation of America/1/                  1,526            29,635
Ethan Allen Interiors Inc.                             823            29,628
Alexander & Baldwin Inc.                             1,054            29,596
Crescent Real Estate Equities Co.                    2,033            29,478
IndyMac Bancorp Inc.                                 1,272            29,472

SCHEDULES OF INVESTMENTS                                                      81
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Imation Corp.                                          902   $        29,450
Borders Group Inc./1/                                1,556            29,440
Provident Financial Group Inc.                       1,050            29,358
Beazer Homes USA Inc./1/                               347            29,287
American Greetings Corp. Class A/1/                  1,506            29,262
Reckson Associates Realty Corp.                      1,263            29,188
Comverse Technology Inc./1/                          1,950            29,172
South Financial Group Inc. (The)                     1,172            29,171
ArvinMeritor Inc.                                    1,635            29,119
Atmos Energy Corp.                                   1,216            29,111
Abgenix Inc./1/                                      2,000            28,979
Citizens Banking Corp.                               1,094            28,893
Duquesne Light Holdings Inc.                         1,864            28,892
Commercial Federal Corp.                             1,172            28,538
Lafarge North America Inc.                             818            28,466
Novell Inc./1/                                       5,339            28,457
Advanced Fibre Communications Inc./1/                1,353            28,372
KEMET Corp./1/                                       2,225            28,346
HCC Insurance Holdings Inc.                            974            28,324
Phoenix Companies Inc.                               2,432            28,090
Extended Stay America Inc./1/                        1,880            28,068
Corn Products International Inc.                       876            27,901
Valassis Communications Inc./1/                      1,054            27,826
Boise Cascade Corp.                                  1,007            27,793
Ceridian Corp./1/                                    1,489            27,725
Viad Corp.                                           1,160            27,701
Crown Holdings Inc./1/                               4,094            27,634
Allied Waste Industries Inc./1/                      2,552            27,562
Jeffries Group Inc.                                    956            27,485
Unisys Corp./1/                                      2,030            27,466
Home Properties of New York Inc.                       700            27,440
Andrew Corp./1/                                      2,230            27,407
Pride International Inc./1/                          1,612            27,323
Lancaster Colony Corp.                                 685            27,242
Greater Bay Bancorp                                  1,309            27,227
Continental Airlines Inc. Class B/1/                 1,641            27,208
International Bancshares Corp.                         656            27,191
AmeriCredit Corp./1/                                 2,639            27,182
IKON Office Solutions Inc.                           3,716            27,164
Westamerica Bancorp                                    611            27,159
Furniture Brands International Inc./1/               1,124            27,088
United Bancshares Inc.                                 897            26,865
Readers Digest Association Inc. (The)                1,920            26,861
Polo Ralph Lauren Corp.                                999            26,793
First Niagara Financial Group Inc.                   1,772            26,757
Health Net Inc./1/                                     844            26,729
Airgas Inc.                                          1,500            26,700
PNM Resources Inc.                                     950            26,638
Charter Communications Inc. Class A/1/               6,439            26,529
McClatchy Co. (The) Class A                            446            26,528
Cooper Tire & Rubber Co.                             1,668            26,471
American Tower Corp. Class A/1/                      2,604            26,431
PerkinElmer Inc.                                     1,720            26,333
Goodyear Tire & Rubber Co. (The)                     3,984            26,175
Nationwide Health Properties Inc.                    1,486            25,990
Staten Island Bancorp Inc.                           1,334            25,946
CMS Energy Corp.                                     3,508            25,854
Media General Inc. Class A                             422            25,784
Downey Financial Corp.                                 550            25,701
Arbitron Inc./1/                                       725            25,592
Halliburton Co.                                      1,055            25,584
Kinder Morgan Inc.                                     470            25,385
Universal Corp.                                        602            25,362
CBL & Associates Properties Inc.                       506            25,249
Dynegy Inc. Class A/1/                               7,010            25,236
Tom Brown Inc./1/                                      980            25,186
ADC Telecommunications Inc./1/                      10,798            25,159
Chittenden Corp.                                       843            25,079
Rowan Companies Inc./1/                              1,019            25,047
Trizec Properties Inc.                               2,043            25,047
Bob Evans Farms Inc.                                   936            25,001
Black Hills Corp.                                      810            24,997
Callaway Golf Co.                                    1,751            24,987
Dycom Industries Inc./1/                             1,217            24,815
IDACORP Inc.                                           972            24,786
Susquehanna Bancshares Inc.                            961            24,698
Polycom Inc./1/                                      1,482            24,616
Southern Union Co./1/                                1,445            24,565
Prentiss Properties Trust                              788            24,428

82                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Barnes & Noble Inc./1/                                 957   $        24,317
SL Green Realty Corp.                                  673            24,302
Big Lots Inc./1/                                     1,533            24,237
Neurocrine Biosciences Inc./1/                         487            24,116
Flowserve Corp./1/                                   1,184            24,035
Gables Residential Trust                               743            24,014
Novellus Systems Inc./1/                               706            23,828
Peabody Energy Corp.                                   754            23,653
M.D.C. Holdings Inc.                                   438            23,652
Tidewater Inc.                                         835            23,631
Erie Indemnity Co. Class A                             605            23,534
Trinity Industries Inc.                                908            23,472
Scotts Co. (The) Class A/1/                            428            23,412
Forest Oil Corp./1/                                    976            23,375
Cypress Semiconductor Corp./1/                       1,315            23,249
Mills Corp.                                            588            23,138
Fairchild Semiconductor International
 Inc. Class A/1/                                     1,390            23,046
Corrections Corp. of America/1/                        933            23,017
BearingPoint Inc./1/                                 2,872            22,919
American National Insurance Co.                        269            22,878
GATX Corp.                                           1,081            22,863
Provident Financial Services Inc.                    1,189            22,781
Payless ShoeSource Inc./1/                           1,739            22,503
Visteon Corp.                                        3,395            22,407
Newfield Exploration Co./1/                            580            22,371
Loews Corporation - Carolina Group                     971            22,333
United Stationers Inc./1/                              592            22,307
Kellwood Co.                                           666            22,278
FMC Corp./1/                                           884            22,277
La Quinta Corp./1/                                   3,549            22,110
PepsiAmericas Inc.                                   1,525            22,097
Navistar International Corp./1/                        592            22,070
Commerce Group Inc.                                    581            22,055
Gemstar-TV Guide International Inc./1/               4,660            22,042
Atmel Corp./1/                                       5,488            22,007
Knight Trading Group Inc./1/                         1,918            21,961
USF Corp.                                              697            21,935
Applied Micro Circuits Corp./1/                      4,501            21,920
International Flavors & Fragrances Inc.                661            21,866
Silicon Valley Bancshares/1/                           789            21,800
Cincinnati Bell Inc./1/                              4,276            21,765
MPS Group Inc./1/                                    2,415            21,735
SkyWest Inc.                                         1,254            21,719
LandAmerica Financial Group Inc.                       472            21,636
Post Properties Inc.                                   793            21,593
National Semiconductor Corp./1/                        668            21,570
Dillards Inc. Class A                                1,538            21,501
Ralcorp Holdings Inc./1/                               775            21,467
Regency Centers Corp.                                  580            21,373
Minerals Technologies Inc.                             419            21,327
Mandalay Resort Group                                  538            21,310
Brookline Bancorp Inc.                               1,443            21,241
Human Genome Sciences Inc./1/                        1,554            21,228
Banta Corp.                                            589            21,204
Blyth Inc.                                             778            20,990
Hunt (J.B.) Transport Services Inc./1/                 806            20,972
Reinsurance Group of America Inc.                      510            20,783
Florida Rock Industries Inc.                           418            20,733
Manpower Inc.                                          558            20,702
Winn-Dixie Stores Inc.                               2,137            20,622
Linens 'N Things Inc./1/                               867            20,617
United Rentals Inc./1/                               1,279            20,579
Dial Corp. (The)                                       954            20,549
Terex Corp./1/                                       1,106            20,494
Donnelley (R.H.) Corp./1/                              507            20,488
Del Monte Foods Co./1/                               2,350            20,469
Henry Schein Inc./1/                                   360            20,412
Men's Wearhouse Inc. (The)/1/                          790            20,263
Hughes Supply Inc.                                     619            20,087
UMB Financial Corp.                                    425            20,047
VeriSign Inc./1/                                     1,485            20,003
Copart Inc./1/                                       1,852            20,002
First Commonwealth Financial Corp.                   1,514            19,924
American Axle & Manufacturing Holdings
 Inc./1/                                               672            19,878
Ohio Casualty Corp./1/                               1,366            19,807
Cimarex Energy Co./1/                                1,005            19,698

SCHEDULES OF INVESTMENTS                                                      83
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
MAF Bancorp Inc.                                       515   $        19,673
Gartner Inc. Class A/1/                              1,784            19,660
Electronics For Imaging Inc./1/                        843            19,659
Massey Energy Co.                                    1,473            19,591
Activision Inc./1/                                   1,638            19,574
Albemarle Corp.                                        713            19,572
Potlatch Corp.                                         658            19,556
Great Lakes Chemical Corp.                             969            19,487
Scholastic Corp./1/                                    671            19,318
Avery Dennison Corp.                                   382            19,299
Stone Energy Corp./1/                                  546            19,263
Arch Coal Inc.                                         860            19,101
Alexandria Real Estate Equities Inc.                   397            19,068
Northwest Natural Gas Co.                              657            19,053
Albany International Corp. Class A                     617            19,028
Avista Corp.                                         1,218            18,976
Pep Boys-Manny, Moe & Jack Inc.                      1,240            18,972
ICN Pharmaceuticals Inc.                             1,105            18,962
CBRL Group Inc.                                        534            18,946
Acuity Brands Inc.                                   1,047            18,909
Flowers Foods Inc.                                     829            18,901
Sensient Technologies Corp.                            900            18,900
People's Bank                                          631            18,892
AVX Corp.                                            1,364            18,673
Legg Mason Inc.                                        257            18,555
Integrated Device Technology Inc./1/                 1,491            18,518
Premcor Inc./1/                                        799            18,513
AMETEK Inc.                                            431            18,473
Western Gas Resources Inc.                             481            18,278
Alpharma Inc. Class A                                  974            18,116
Delphi Financial Group Inc. Class A                    389            18,096
Liberty Corp.                                          431            18,080
Adaptec Inc./1/                                      2,389            18,061
Chemical Financial Corp.                               582            18,013
Harleysville Group Inc.                                769            17,925
New Jersey Resources Corp.                             497            17,912
Yellow Corp./1/                                        597            17,838
Fuller (H.B.) Co.                                      734            17,814
Kilroy Realty Corp.                                    623            17,787
Brandywine Realty Trust                                691            17,752
Fremont General Corp.                                1,387            17,629
Applera Corp. - Applied Biosystems Group               790            17,625
Cousins Properties Inc.                                635            17,621
Hearst-Argyle Television Inc./1/                       724            17,521
Unova Inc./1/                                        1,196            17,521
Alaska Air Group Inc./1/                               628            17,471
American Financial Group Inc.                          802            17,443
Capital Automotive                                     571            17,421
Southwest Gas Corp.                                    765            17,366
Regis Corp.                                            540            17,334
Kansas City Southern Industries Inc./1/              1,555            17,214
Radio One Inc. Class D/1/                            1,198            17,203
FirstFed Financial Corp./1/                            435            17,182
Tootsie Roll Industries Inc.                           552            17,112
WellPoint Health Networks Inc./1/                      222            17,112
Cleco Corp.                                          1,046            17,092
Casey's General Store Inc.                           1,215            17,046
Hancock Holding Co.                                    345            17,026
Alleghany Corp./1/                                      87            16,987
Black Box Corp.                                        424            16,879
Affiliated Computer Services Inc.
 Class A/1/                                            346            16,847
Senior Housing Properties Trust                      1,168            16,831
Technitrol Inc./1/                                     912            16,790
Washington Group International Inc./1/                 623            16,790
Synovus Financial Corp.                                671            16,768
National-Oilwell Inc./1/                               924            16,761
Commercial Net Lease Realty Inc.                       982            16,723
USG Corp./1/                                           970            16,723
Entertainment Properties Trust                         555            16,650
Impac Mortgage Holdings Inc.                         1,026            16,611
Thomas & Betts Corp./1/                              1,043            16,532
CheckFree Corp./1/                                     826            16,520
First Citizens BancShares Inc. Class A                 156            16,489
AMR Corp./1/                                         1,440            16,488
Provident Bankshares Corp.                             578            16,329
Renal Care Group Inc./1/                               476            16,255
Meredith Corp.                                         352            16,252

84                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lincoln Electric Holding Inc.                          724   $        16,080
Outback Steakhouse Inc.                                424            16,057
Northwest Airlines Corp./1/                          1,655            16,053
Lennox International Inc.                            1,096            16,013
Mueller Industries Inc./1/                             627            15,957
CommScope Inc./1/                                    1,323            15,955
Frontier Airlines Inc./1/                              968            15,933
Interstate Bakeries Corp.                            1,061            15,915
SEACOR SMIT Inc./1/                                    440            15,915
LNR Property Corp.                                     388            15,889
Longs Drug Stores Corp.                                789            15,883
Newcastle Investment Corp.                             689            15,840
AMCORE Financial Inc.                                  628            15,800
United National Bancorp                                472            15,675
Viasys Healthcare Inc./1/                              775            15,655
Smith International Inc./1/                            434            15,615
MFA Mortgage Investments Inc.                        1,634            15,556
Essex Property Trust Inc.                              248            15,552
Millennium Chemicals Inc.                            1,627            15,538
Actuant Corp. Class A/1/                               276            15,497
Aquila Inc./1/                                       4,562            15,420
First Charter Corp.                                    785            15,386
Colonial Properties Trust                              427            15,385
Regal Entertainment Group Class A                      822            15,289
NetIQ Corp./1/                                       1,278            15,259
Hovnanian Enterprises Inc. Class A/1/                  237            15,256
IHOP Corp.                                             463            15,210
Moog Inc. Class A/1/                                   388            15,210
Waypoint Financial Corp.                               760            15,200
Brown Shoe Co. Inc.                                    479            15,184
Sierra Pacific Resources/1/                          3,116            15,113
Chiquita Brands International Inc./1/                  852            15,080
BankAtlantic Bancorp Inc. Class A                    1,057            15,062
Arkansas Best Corp.                                    547            15,042
BankUnited Financial Corp. Class A/1/                  711            14,988
CH Energy Group Inc.                                   339            14,916
Vintage Petroleum Inc.                               1,370            14,906
BOK Financial Corp./1/                                 394            14,842
CONMED Corp./1/                                        719            14,840
Roadway Corp.                                          304            14,826
NBT Bancorp Inc.                                       729            14,762
Instinet Group Inc./1/                               3,091            14,741
Rite Aid Corp./1/                                    2,852            14,716
Anworth Mortgage Asset Corp.                         1,030            14,708
Darden Restaurants Inc.                                769            14,611
Tecumseh Products Co. Class A                          389            14,514
eFunds Corp./1/                                      1,170            14,449
Jack in the Box Inc./1/                                811            14,436
Electro Scientific Industries Inc./1/                  685            14,433
WellChoice Inc./1/                                     479            14,432
Capitol Federal Financial                              491            14,416
Benchmark Electronics Inc./1/                          341            14,414
El Paso Electric Co./1/                              1,247            14,403
Granite Construction Inc.                              771            14,402
Genesis Health Ventures Inc./1/                        593            14,380
Charming Shoppes Inc./1/                             2,516            14,366
Idex Corp.                                             392            14,284
Quanta Services Inc./1/                              1,727            14,282
Anixter International Inc./1/                          626            14,254
IDT Corp./1/                                           806            14,250
Equifax Inc.                                           639            14,231
Dollar Thrifty Automotive Group Inc./1/                625            14,200
Quanex Corp.                                           422            14,179
Insight Enterprises Inc./1/                            928            14,124
Sonic Automotive Inc.                                  587            14,123
Pepsi Bottling Group Inc.                              685            14,097
Diamond Offshore Drilling Inc.                         738            14,096
UniSource Energy Corp.                                 740            14,075
Corporate Office Properties Trust                      758            14,031
Skyworks Solutions Inc./1/                           1,536            13,978
Lexington Corp. Properties Trust                       729            13,968
Spinnaker Exploration Co./1/                           581            13,944
Community Health Systems Inc./1/                       641            13,910
RLI Corp.                                              422            13,892
Performance Food Group Co./1/                          340            13,841
G&K Services Inc. Class A                              395            13,825
Emulex Corp./1/                                        541            13,779
Allegheny Technologies Inc.                          2,094            13,716
SunGard Data Systems Inc./1/                           520            13,681

SCHEDULES OF INVESTMENTS                                                      85
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
USEC Inc.                                            2,094   $        13,674
Reliance Steel & Aluminum Co.                          615            13,647
Horace Mann Educators Corp.                            937            13,596
Curtiss-Wright Corp.                                   192            13,559
DRS Technologies Inc./1/                               560            13,513
Journal Register Co./1/                                720            13,500
Ryan's Family Steak Houses Inc./1/                   1,053            13,468
Danaher Corp.                                          182            13,443
Community Bank System Inc.                             306            13,436
Philadelphia Consolidated Holding
 Corp./1/                                              290            13,398
Redwood Trust Inc.                                     316            13,398
Heritage Property Investment Trust Inc.                462            13,343
Jones Lang LaSalle Inc./1/                             720            13,320
Lin TV Corp. Class A/1/                                626            13,309
Texas Industries Inc.                                  541            13,309
FelCor Lodging Trust Inc.                            1,284            13,302
Summit Properties Inc.                                 585            13,291
ABM Industries Inc.                                    938            13,273
Superior Industries International Inc.                 324            13,138
Invacare Corp.                                         349            13,115
Seacoast Financial Services Corp.                      633            13,109
Equity One Inc.                                        771            13,107
Mid-State Bancshares                                   585            13,028
US Oncology Inc./1/                                  1,780            13,012
Wesco Financial Corp.                                   38            12,919
LaBranche & Co. Inc.                                   884            12,906
Werner Enterprises Inc.                                561            12,853
Modine Manufacturing Co.                               540            12,852
Pall Corp.                                             572            12,836
Laclede Group Inc. (The)                               475            12,830
Student Loan Corp.                                     107            12,768
Westport Resources Corp./1/                            542            12,759
Perrigo Co.                                          1,001            12,743
Province Healthcare Co./1/                             982            12,717
Longview Fibre Co.                                   1,295            12,652
Empire District Electric Co. (The)                     573            12,606
Ruddick Corp.                                          807            12,541
JLG Industries Inc.                                  1,084            12,488
Genlyte Group Inc. (The)/1/                            280            12,466
Hudson River Bancorp Inc.                              387            12,434
Magnum Hunter Resources Inc./1/                      1,556            12,432
Schulman (A.) Inc.                                     783            12,418
Brocade Communications Systems Inc./1/               2,377            12,408
Ball Corp.                                             229            12,366
Finish Line Inc. (The)/1/                              470            12,361
UICI/1/                                                985            12,352
Worthington Industries Inc.                            983            12,346
Ascential Software Corp./1/                            660            12,230
Aztar Corp./1/                                         686            12,149
Blockbuster Inc.                                       577            12,117
Anchor BanCorp Wisconsin Inc.                          516            12,116
Kirby Corp./1/                                         422            12,111
EMCOR Group Inc./1/                                    284            12,084
Joy Global Inc./1/                                     768            12,058
Stewart Information Services Corp./1/                  427            12,058
Sunrise Senior Living Inc./1/                          459            12,040
Manitowoc Co. Inc. (The)                               555            12,038
THQ Inc./1/                                            731            12,003
Regal-Beloit Corp.                                     588            11,995
MAXIMUS Inc./1/                                        347            11,954
AMLI Residential Properties Trust                      456            11,947
Denbury Resources Inc./1/                              966            11,940
Houston Exploration Co./1/                             340            11,934
ValueClick Inc./1/                                   1,419            11,934
American Management Systems Inc./1/                    925            11,794
Newport Corp./1/                                       835            11,773
RAIT Investment Trust                                  512            11,756
Crown Castle International Corp./1/                  1,247            11,734
Jabil Circuit Inc./1/                                  450            11,722
Six Flags Inc./1/                                    2,228            11,719
Insight Communications Co. Inc./1/                   1,224            11,652
TierOne Corp./1/                                       553            11,641
South Jersey Industries Inc.                           307            11,620
Axcelis Technologies Inc./1/                         1,400            11,564
Timken Co. (The)                                       758            11,552
Price Communications Corp./1/                          930            11,532
Ionics Inc./1/                                         470            11,496

86                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Selective Insurance Group Inc.                         386   $        11,487
Landry's Restaurants Inc.                              555            11,433
UnitedGlobalCom Inc. Class A/1/                      1,870            11,426
Republic Bancorp Inc.                                  857            11,415
Lamar Advertising Co./1/                               389            11,413
Charter Municipal Mortgage Acceptance Co.              620            11,396
Commercial Metals Co.                                  620            11,389
Anthracite Capital Inc.                              1,174            11,329
Griffon Corp./1/                                       626            11,243
First Financial Corp.                                  186            11,234
Tesoro Petroleum Corp./1/                            1,327            11,226
Otter Tail Corp.                                       429            11,214
Saxon Capital Inc./1/                                  654            11,210
Steelcase Inc. Class A                                 951            11,203
Meritage Corp./1/                                      237            11,198
Michaels Stores Inc.                                   274            11,168
PS Business Parks Inc.                                 294            11,096
Mid-America Apartment Communities Inc.                 367            11,076
Spartech Corp.                                         520            11,076
Unizan Financial Corp.                                 555            11,072
ShopKo Stores Inc./1/                                  737            11,055
NCO Group Inc./1/                                      471            11,054
Imagistics International Inc./1/                       380            11,012
EastGroup Properties Inc.                              395            10,973
Woodward Governor Co.                                  251            10,971
Sterling Financial Corp. (Washington)/1/               388            10,922
CNA Financial Corp./1/                                 518            10,888
St. Mary Land & Exploration Co.                        430            10,888
Cornerstone Realty Income Trust Inc.                 1,346            10,876
UIL Holdings Corp.                                     310            10,847
First Merchants Corp.                                  423            10,837
Alfa Corp.                                             863            10,805
Overseas Shipholding Group Inc.                        416            10,754
Wolverine World Wide Inc.                              554            10,748
Solutia Inc.                                         2,693            10,745
International Multifoods Corp./1/                      460            10,741
TBC Corp./1/                                           428            10,721
Cambrex Corp.                                          471            10,692
Carpenter Technology Corp.                             497            10,656
GrafTech International Ltd./1/                       1,328            10,624
Connecticut Bankshares Inc.                            207            10,609
Jacuzzi Brands Inc./1/                               1,709            10,596
Arch Chemicals Inc.                                    509            10,587
Triumph Group Inc./1/                                  355            10,579
Medarex Inc./1/                                      1,782            10,567
Kindred Healthcare Inc./1/                             282            10,561
National Health Investors Inc.                         579            10,555
Handleman Co.                                          625            10,550
Spherion Corp./1/                                    1,514            10,537
Net.B@nk Inc.                                          846            10,533
Varco International Inc./1/                            621            10,501
WesBanco Inc.                                          446            10,481
First Sentinel Bancorp Inc.                            584            10,448
Sovran Self Storage Inc.                               315            10,442
Cell Genesys Inc./1/                                   829            10,429
First Bancorp                                          339            10,424
WebMD Corp./1/                                       1,164            10,383
Bard (C.R.) Inc.                                       146            10,366
Gray Television Inc.                                   887            10,360
PSS World Medical Inc./1/                            1,168            10,360
Washington Real Estate Investment Trust                357            10,353
Florida East Coast Industries Inc.                     360            10,350
Esterline Technologies Corp./1/                        535            10,320
Primedia Inc./1/                                     3,611            10,291
First Community Bancorp                                307            10,281
Oxford Industries Inc.                                 160            10,272
Central Garden & Pet Co./1/                            393            10,265
MCG Capital Corp.                                      656            10,240
First Financial Bancorp                                693            10,222
Koger Equity Inc.                                      543            10,208
American States Water Co.                              433            10,206
Group 1 Automotive Inc./1/                             295            10,189
Belden Inc.                                            583            10,185
PolyOne Corp.                                        2,590            10,179
School Specialty Inc./1/                               360            10,156
First Financial Bankshares Inc.                        274            10,127
Corus Bankshares Inc.                                  189            10,111

SCHEDULES OF INVESTMENTS                                                      87
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Phillips-Van Heusen Corp.                              673   $        10,102
Safeguard Scientifics Inc./1/                        2,966            10,084
Russell Corp.                                          618            10,073
Smith (A.O.) Corp.                                     359            10,056
S&T Bancorp Inc.                                       352            10,032
Glacier Bancorp Inc.                                   363             9,957
AMC Entertainment Inc./1/                              742             9,943
Iomega Corp./1/                                        892             9,937
Stride Rite Corp.                                      920             9,936
Financial Federal Corp./1/                             325             9,916
Pier 1 Imports Inc.                                    514             9,889
Community First Bankshares Inc.                        374             9,885
Warnaco Group Inc. (The)/1/                            634             9,884
Parkway Properties Inc.                                226             9,876
Triad Guaranty Inc./1/                                 201             9,865
Gold Bancorp Inc.                                      813             9,862
Time Warner Telecom Inc. Class A/1/                  1,063             9,843
PFF Bancorp Inc.                                       308             9,819
Stage Stores Inc./1/                                   385             9,810
Molex Inc.                                             343             9,806
Shaw Group Inc. (The)/1/                               933             9,806
PanAmSat Corp./1/                                      676             9,788
OM Group Inc./1/                                       661             9,677
Terayon Communication Systems Inc./1/                1,682             9,672
Pacific Capital Bancorp                                313             9,543
Action Performance Companies Inc.                      390             9,532
Jo-Ann Stores Inc./1/                                  340             9,486
Argosy Gaming Co./1/                                   388             9,467
Monaco Coach Corp./1/                                  572             9,467
Church & Dwight Co. Inc.                               270             9,447
Bandag Inc.                                            279             9,411
Sybase Inc./1/                                         553             9,407
Datascope Corp.                                        305             9,376
Bedford Property Investors Inc.                        361             9,368
Stewart Enterprises Inc. Class A/1/                  2,464             9,363
Tredegar Corp.                                         622             9,361
Alliant Techsystems Inc./1/                            194             9,322
Protein Design Labs Inc./1/                            671             9,300
Symbol Technologies Inc.                               778             9,297
Pacific Northwest Bancorp                              260             9,269
Trammell Crow Co./1/                                   744             9,263
Ferro Corp.                                            433             9,249
Boca Resorts Inc. Class A/1/                           713             9,240
Hercules Inc./1/                                       815             9,234
Systems & Computer Technology Corp./1/                 885             9,231
NACCO Industries Inc.                                  129             9,223
NCI Building Systems Inc./1/                           463             9,214
Fidelity Bankshares Inc.                               350             9,191
Acxiom Corp./1/                                        581             9,157
Stewart & Stevenson Services Inc.                      608             9,132
Cox Radio Inc. Class A/1/                              417             9,120
FIRSTFED AMERICA BANCORP INC.                          412             9,105
Rock-Tenn Co. Class A                                  624             9,098
General Communication Inc. Class A/1/                1,092             9,085
West Pharmaceutical Services Inc.                      290             9,080
Community Trust Bancorp Inc.                           312             9,073
Credence Systems Corp./1/                              788             9,062
Universal Compression Holdings Inc./1/                 421             9,060
ITT Industries Inc.                                    151             9,036
Cash America International Inc.                        550             9,020
Kramont Realty Trust                                   532             9,017
Simmons First National Corp. Class A                   380             8,953
Greif Inc. Class A                                     342             8,892
Steel Dynamics Inc./1/                                 586             8,872
Orthodontic Centers of America Inc./1/               1,122             8,841
O'Reilly Automotive Inc./1/                            240             8,825
Cohu Inc.                                              451             8,822
Chesapeake Energy Corp.                                817             8,807
Swift Transportation Co. Inc./1/                       388             8,804
Sterling Financial Corp. (Pennsylvania)                346             8,788
Range Resources Corp./1/                             1,283             8,776
Keystone Property Trust                                432             8,752
Toro Co.                                               194             8,730
Irwin Financial Corp.                                  359             8,724

88                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Sola International Inc./1/                             545   $         8,720
First Federal Capital Corp.                            424             8,713
Chesapeake Corp.                                       386             8,700
Schweitzer-Mauduit International Inc.                  344             8,686
Taubman Centers Inc.                                   443             8,683
Albany Molecular Research Inc./1/                      586             8,679
National Western Life Insurance Co.
 Class A/1/                                             63             8,654
SPS Technologies Inc./1/                               192             8,640
Sun Communities Inc.                                   219             8,629
Coherent Inc./1/                                       350             8,620
Century Business Services Inc./1/                    2,032             8,616
Aviall Inc./1/                                         695             8,604
Roto-Rooter Inc.                                       242             8,603
Burlington Coat Factory Warehouse Corp.                458             8,565
Infinity Property & Casualty Corp.                     303             8,517
RadiSys Corp./1/                                       472             8,515
Glimcher Realty Trust                                  404             8,512
Paxar Corp./1/                                         665             8,512
Hanger Orthopedic Group Inc./1/                        551             8,458
Jacobs Engineering Group Inc./1/                       187             8,434
Sports Authority Inc. (The)/1/                         268             8,431
Weis Markets Inc.                                      247             8,400
Universal Forest Products Inc.                         345             8,373
Mine Safety Appliances Co.                             153             8,357
Local Financial Corp./1/                               465             8,319
Integra Bank Corp.                                     433             8,318
K2 Inc./1/                                             560             8,316
Applied Industrial Technologies Inc.                   418             8,306
Nuevo Energy Co./1/                                    457             8,304
Gardner Denver Inc./1/                                 395             8,299
Fleetwood Enterprises Inc./1/                          893             8,278
Peoples Bancorp Inc.                                   309             8,269
Presidential Life Corp.                                546             8,261
Hain Celestial Group Inc./1/                           454             8,231
Swift Energy Co./1/                                    582             8,212
Watsco Inc.                                            428             8,179
Cato Corp. Class A                                     405             8,169
Methode Electronics Inc. Class A                       686             8,102
Sycamore Networks Inc./1/                            1,649             8,080
International Speedway Corp. Class A                   184             8,076
U.S. Restaurant Properties Inc.                        497             8,076
Park Electrochemical Corp.                             354             8,053
First Essex Bancorp Inc.                               158             8,041
BMC Software Inc./1/                                   576             8,024
Bank Mutual Corp.                                      189             8,023
United Community Financial Corp.                       810             8,019
Genesco Inc./1/                                        498             7,998
Equity Inns Inc.                                     1,057             7,959
Federal Signal Corp.                                   532             7,927
Consolidated Graphics Inc./1/                          311             7,909
SOURCECORP Inc./1/                                     340             7,905
Interactive Data Corp./1/                              500             7,900
Incyte Corp./1/                                      1,713             7,897
TriQuint Semiconductor Inc./1/                       1,408             7,885
Univision Communications Inc. Class A/1/               246             7,871
National Penn Bancshares Inc.                          285             7,868
Texas Genco Holdings Inc.                              330             7,854
State Auto Financial Corp.                             311             7,843
CB Bancshares Inc.                                     128             7,840
Hawthorne Financial Corp./1/                           195             7,831
Cabot Oil & Gas Corp.                                  301             7,826
Lone Star Steakhouse & Saloon Inc.                     372             7,775
Investors Real Estate Trust                            792             7,770
Kaydon Corp.                                           325             7,715
Investment Technology Group Inc./1/                    402             7,710
Alderwoods Group Inc./1/                               992             7,688
Valmont Industries Inc.                                388             7,679
URS Corp./1/                                           394             7,644
West Coast Bancorp                                     391             7,636
Alexion Pharmaceuticals Inc./1/                        458             7,635
IBERIABANK Corp.                                       145             7,630
GTECH Holdings Corp.                                   178             7,627
Marcus Corp.                                           499             7,615
Offshore Logistics Inc./1/                             373             7,572
Prime Hospitality Corp./1/                             869             7,552
Glatfelter Co.                                         638             7,516
Microsemi Corp./1/                                     493             7,513

SCHEDULES OF INVESTMENTS                                                      89
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Schnitzer Steel Industries Inc. Class A                250   $         7,508
Donaldson Co. Inc.                                     139             7,492
Kaman Corp. Class A                                    577             7,478
Meristar Hospitality Corp.                           1,048             7,420
Laboratory Corp. of America Holdings/1/                258             7,405
Insituform Technologies Inc. Class A/1/                416             7,388
Deltic Timber Corp.                                    255             7,375
Kimball International Inc. Class B                     503             7,374
Plains Exploration & Production Co./1/                 591             7,370
GBC Bancorp                                            192             7,363
Pharmacopeia Inc./1/                                   579             7,353
DIMON Inc.                                           1,062             7,328
Armor Holdings Inc./1/                                 437             7,320
LaSalle Hotel Properties                               422             7,313
Hecla Mining Co./1/                                  1,394             7,305
Glenborough Realty Trust Inc.                          387             7,299
Olin Corp.                                             461             7,293
United Auto Group Inc./1/                              317             7,291
First Republic Bank                                    236             7,276
Primus Telecommunications Group Inc./1/              1,073             7,243
Key Energy Services Inc./1/                            749             7,228
Robert Mondavi Corp. (The) Class A/1/                  233             7,218
Bel Fuse Inc. Class B                                  273             7,213
AMN Healthcare Services Inc./1/                        444             7,211
Walter Industries Inc.                                 672             7,211
Analogic Corp.                                         150             7,200
Lawson Software Inc./1/                              1,015             7,196
Global Industries Ltd./1/                            1,575             7,166
Tower Automotive Inc./1/                             1,589             7,151
Commerce Bancorp Inc.                                  149             7,139
Tompkins Trustco Inc.                                  156             7,137
Argonaut Group Inc.                                    548             7,124
Troy Financial Corp.                                   203             7,107
Zygo Corp./1/                                          432             7,085
Jakks Pacific Inc./1/                                  581             7,082
JDA Software Group Inc./1/                             475             7,063
American Eagle Outfitters Inc./1/                      475             7,058
Saul Centers Inc.                                      265             7,036
GenCorp. Inc.                                          786             7,035
Hologic Inc./1/                                        515             7,019
Peoples Holding Co.                                    153             6,968
Exar Corp./1/                                          493             6,966
Stillwater Mining Co./1/                             1,101             6,936
S1 Corp./1/                                          1,369             6,913
Allegiant Bancorp Inc.                                 341             6,888
1st Source Corp.                                       360             6,880
FBL Financial Group Inc. Class A                       279             6,875
Apogee Enterprises Inc.                                664             6,852
California Water Service Group                         265             6,840
Republic Bancshares Inc.                               239             6,826
United Fire & Casualty Co.                             186             6,800
MB Financial Inc.                                      153             6,793
Centex Construction Products Inc.                      152             6,790
Crompton Corp.                                       1,168             6,786
Russ Berrie & Co. Inc.                                 201             6,772
SWS Group Inc.                                         342             6,741
REMEC Inc./1/                                          660             6,732
Rent-A-Center Inc./1/                                  207             6,686
Gaylord Entertainment Co./1/                           272             6,678
Ameron International Corp.                             202             6,668
Omega Financial Corp.                                  202             6,666
Triarc Companies Inc. Class B                          641             6,666
Delta & Pine Land Co.                                  288             6,627
Topps Co. (The)                                        678             6,611
Andrx Group/1/                                         357             6,608
WSFS Financial Corp.                                   156             6,583
City Bank                                              203             6,579
Agilysys Inc.                                          750             6,577
Integrated Silicon Solution Inc./1/                    661             6,577
Ocular Sciences Inc./1/                                295             6,573
Thomas Industries Inc.                                 230             6,560
Mid Atlantic Realty Trust                              312             6,552
ESS Technology Inc./1/                                 607             6,543
ADVO Inc./1/                                           157             6,536
First Financial Holdings Inc.                          216             6,515
Friedman's Inc.                                        467             6,515

90                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Estee Lauder Companies Inc. Class A                    191   $         6,513
Brookfield Homes Corp.                                 351             6,504
Valhi Inc.                                             577             6,497
SonicWALL Inc./1/                                    1,122             6,496
Quantum Corp./1/                                     2,108             6,493
Universal Health Realty Income Trust                   239             6,489
Perot Systems Corp. Class A/1/                         647             6,470
Hanover Compressor Co./1/                              649             6,425
Standex International Corp.                            262             6,367
DoubleClick Inc./1/                                    591             6,365
MemberWorks Inc./1/                                    200             6,364
CIRCOR International Inc.                              331             6,355
Bowne & Co. Inc.                                       424             6,339
Praecis Pharmaceuticals Inc./1/                        942             6,321
C&D Technologies Inc.                                  334             6,319
Town & Country Trust (The)                             269             6,319
AMCOL International Corp.                              511             6,316
United States Cellular Corp./1/                        217             6,315
Dress Barn Inc./1/                                     459             6,288
Nu Skin Enterprises Inc. Class A                       493             6,286
Homestore.com Inc./1/                                2,269             6,285
Silicon Storage Technology Inc./1/                     718             6,283
Robbins & Myers Inc.                                   282             6,272
Atlantic Coast Airlines Holdings Inc./1/               736             6,263
Palm Inc./1/                                           320             6,256
First Community Bancshares Inc.                        177             6,234
Central Vermont Public Service Corp.                   281             6,233
First Place Financial Corp.                            351             6,230
Urstadt Biddle Properties Inc. Class A                 461             6,224
Extreme Networks Inc./1/                               985             6,215
Applera Corp. - Celera Genomics Group/1/               531             6,207
Ditech Communications Corp./1/                         707             6,207
InterCept Inc./1/                                      452             6,179
Lance Inc.                                             621             6,173
Ramco-Gershenson Properties Trust                      242             6,159
City Holding Co.                                       185             6,142
Interface Inc. Class A/1/                            1,132             6,135
Wellman Inc.                                           816             6,128
Buckeye Technologies Inc./1/                           673             6,118
Cablevision Systems Corp./1/                           338             6,118
Correctional Properties Trust                          245             6,113
Wet Seal Inc. Class A/1/                               608             6,110
RailAmerica Inc./1/                                    709             6,097
Haverty Furniture Companies Inc.                       333             6,087
Bally Total Fitness Holding Corp./1/                   702             6,072
Maxwell Shoe Co. Inc. Class A/1/                       422             6,060
LSI Industries Inc.                                    430             6,059
Roxio Inc./1/                                          698             6,052
Grace (W.R.) & Co./1/                                1,951             6,048
Keane Inc./1/                                          473             6,045
MRV Communications Inc./1/                           2,148             6,036
Barnes Group Inc.                                      232             6,023
Network Associates Inc./1/                             437             6,013
Innkeepers USA Trust                                   691             6,012
Cooper Cameron Corp./1/                                130             6,007
EDO Corp.                                              296             5,994
Humboldt Bancorp                                       382             5,994
Pulitzer Inc.                                          115             5,991
WCI Communities Inc./1/                                363             5,990
Dobson Communications Corp. Class A/1/                 732             5,944
NUI Corp.                                              396             5,920
Brookstone Inc./1/                                     298             5,919
Advanta Corp. Class B                                  549             5,907
Stamps.com Inc./1/                                   1,015             5,907
Pope & Talbot Inc.                                     390             5,897
Tenneco Automotive Inc./1/                             935             5,881
MTS Systems Corp.                                      385             5,860
Caraustar Industries Inc./1/                           668             5,832
Berry Petroleum Co. Class A                            319             5,831
Wynn Resorts Ltd./1/                                   320             5,818
Harvest Natural Resources Inc./1/                      942             5,793
BancFirst Corp.                                        109             5,777
J&J Snack Foods Corp./1/                               166             5,777
Farmer Brothers Co.                                     18             5,766

SCHEDULES OF INVESTMENTS                                                      91
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Universal American Financial Corp./1/                  651   $         5,761
DST Systems Inc./1/                                    153             5,753
SJW Corp.                                               68             5,746
Willow Grove Bancorp Inc.                              357             5,744
RTI International Metals Inc./1/                       545             5,733
American Physicians Capital Inc./1/                    206             5,723
Bank of Granite Corp.                                  305             5,719
Washington Trust Bancorp Inc.                          238             5,714
Union Bankshares Corp.                                 188             5,710
Chateau Communities Inc.                               191             5,684
St. Francis Capital Corp.                              193             5,682
Frontier Financial Corp.                               189             5,651
DuPont Photomasks Inc./1/                              248             5,632
Choice Hotels International Inc./1/                    194             5,630
Flushing Financial Corp.                               270             5,627
Columbia Banking System Inc.                           320             5,626
Entravision Communications Corp./1/                    590             5,605
Comstock Resources Inc./1/                             419             5,598
Aaron Rents Inc.                                       267             5,594
Southern Financial Bancorp Inc.                        142             5,592
ESCO Technologies Inc./1/                              123             5,568
William Lyon Homes Inc./1/                             111             5,567
Vail Resorts Inc./1/                                   389             5,563
Central Pacific Financial Corp.                        227             5,561
Banner Corp.                                           268             5,548
BSB Bancorp Inc.                                       200             5,542
PMA Capital Corp. Class A                              442             5,538
Universal Health Services Inc. Class B/1/              111             5,489
Asbury Automotive Group Inc./1/                        329             5,478
RehabCare Group Inc./1/                                321             5,473
Duane Reade Inc./1/                                    343             5,471
Alabama National Bancorp                               115             5,462
First National Corp.                                   206             5,459
Riggs National Corp.                                   346             5,450
Horizon Financial Corp.                                337             5,439
Arctic Cat Inc.                                        281             5,432
Second Bancorp Inc.                                    199             5,423
Capital City Bank Group Inc.                           142             5,419
Artesyn Technologies Inc./1/                           711             5,389
Friedman, Billings, Ramsey Group, Inc.
 Class A                                               312             5,382
Georgia Gulf Corp.                                     230             5,370
InfoSpace Inc./1/                                      262             5,347
ActivCard Corp./1/                                     651             5,338
UniFirst Corp.                                         225             5,319
Community Banks Inc.                                   160             5,296
Manufactured Home Communities Inc.                     135             5,289
Harbor Florida Bancshares Inc.                         198             5,279
Odyssey Re Holdings Corp.                              256             5,268
Haemonetics Corp./1/                                   223             5,265
PRG-Schultz International Inc./1/                      922             5,237
First Indiana Corp.                                    283             5,236
Encore Acquisition Co./1/                              242             5,215
Komag Inc./1/                                          297             5,203
Petroleum Development Corp./1/                         431             5,163
Berkshire Hills Bancorp Inc.                           153             5,155
Skyline Corp.                                          161             5,155
Cornell Companies Inc./1/                              313             5,149
New England Business Service Inc.                      193             5,138
CDI Corp.                                              189             5,109
CTS Corp.                                              415             5,109
Ennis Business Forms Inc.                              380             5,096
Great Lakes REIT Inc.                                  320             5,094
Rayovac Corp./1/                                       347             5,066
AAR Corp./1/                                           630             5,053
Cascade Corp.                                          228             5,027
Ethyl Corp./1/                                         399             5,019
Movado Group Inc.                                      229             5,015
Financial Institutions Inc.                            229             5,004
Cubic Corp.                                            199             4,999
Midas Inc./1/                                          379             4,988
Parker Drilling Co./1/                               2,109             4,977
D&E Communications Inc.                                349             4,949
Pathmark Stores Inc./1/                                709             4,942
AK Steel Holding Corp./1/                            2,464             4,928
Sybron Dental Specialties Inc./1/                      195             4,889
Pilgrim's Pride Corp. Class B                          391             4,887
EnPro Industries Inc./1/                               505             4,873
FloridaFirst Bancorp Inc.                              185             4,867

92                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Kansas City Life Insurance Co.                         106   $         4,855
Atwood Oceanics Inc./1/                                202             4,846
Intertan Inc./1/                                       527             4,822
Mission West Properties Inc.                           390             4,820
Navigant International Inc./1/                         344             4,819
Calgon Carbon Corp.                                    851             4,791
ITLA Capital Corp./1/                                  112             4,772
Alloy Inc./1/                                          852             4,771
CT Communications Inc.                                 422             4,769
Plexus Corp./1/                                        306             4,755
Maxygen Inc./1/                                        466             4,753
CCBT Financial Companies Inc.                          189             4,744
Vans Inc./1/                                           435             4,742
Baldwin & Lyons Inc. Class B                           203             4,740
Elizabeth Arden Inc./1/                                287             4,730
Central Parking Corp.                                  386             4,728
Immunogen Inc./1/                                    1,062             4,726
HEICO Corp.                                            346             4,706
Energy Partners Ltd./1/                                423             4,704
Citizens First Bancorp Inc.                            227             4,699
Stanley Furniture Co. Inc.                             154             4,699
Camden National Corp.                                  159             4,692
4Kids Entertainment Inc./1/                            222             4,684
Westcorp Inc.                                          134             4,683
Gorman-Rupp Co. (The)                                  207             4,680
PAREXEL International Corp./1/                         305             4,673
R&G Financial Corp. Class B                            160             4,672
Silicon Graphics Inc./1/                             4,847             4,653
Genesee & Wyoming Inc. Class A/1/                      196             4,647
Gene Logic Inc./1/                                     988             4,644
Unifi Inc./1/                                          966             4,637
WilTel Communications Inc./1/                          290             4,634
Sipex Corp./1/                                         590             4,632
Vital Sign Inc.                                        158             4,629
Sandy Spring Bancorp Inc.                              142             4,618
MasTec Inc./1/                                         476             4,617
Myers Industries Inc.                                  461             4,615
Getty Realty Corp.                                     188             4,606
Emmis Communications Corp./1/                          228             4,601
American Mortgage Acceptance Corp.                     278             4,598
Lexicon Genetics Inc./1/                               889             4,587
AmericanWest Bancorporation/1/                         250             4,585
Magna Entertainment Corp. Class A/1/                 1,101             4,580
Pericom Semiconductor Corp./1/                         458             4,580
Interchange Financial Services Corp.                   222             4,558
TeleTech Holdings Inc./1/                              716             4,547
Flagstar Bancorp Inc.                                  197             4,521
InFocus Corp./1/                                       930             4,520
GameStop Corp./1/                                      283             4,500
Angelica Corp.                                         236             4,484
Herley Industries Inc./1/                              255             4,468
EMS Technologies Inc./1/                               262             4,449
Photronics Inc./1/                                     209             4,443
Input/Output Inc./1/                                 1,134             4,434
Umpqua Holdings Corp.                                  233             4,434
Coachmen Industries Inc.                               378             4,426
Dade Behring Holdings Inc./1/                          156             4,407
Exchange National Bancshares Inc.                      127             4,401
Avocent Corp./1/                                       145             4,392
Aftermarket Technology Corp./1/                        384             4,381
Pinnacle Entertainment Inc./1/                         624             4,368
Rofin-Sinar Technologies Inc./1/                       208             4,366
Capital Corporation of the West/1/                     135             4,351
Tennant Co.                                            118             4,347
CIBER Inc./1/                                          571             4,340
Penn Engineering & Manufacturing Corp.                 281             4,330
Intermagnetics General Corp./1/                        193             4,315
Wackenhut Corrections Corp./1/                         253             4,314
Neuberger Berman Inc.                                  103             4,313
Electro Rent Corp./1/                                  344             4,303
Yardville National Bancorp                             204             4,274
Ocwen Financial Corp./1/                               933             4,245
Cascade Natural Gas Corp.                              216             4,234
First State Bancorp                                    143             4,234
SCS Transportation Inc./1/                             278             4,198
Octel Corp.                                            240             4,176
Orbital Sciences Corp./1/                              449             4,167
Acadia Realty Trust                                    379             4,161

SCHEDULES OF INVESTMENTS                                                      93
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Wayne Bancorp Inc.                                     146   $         4,161
TriCo Bancshares                                       145             4,147
MainSource Financial Group Inc.                        160             4,146
Clark Inc./1/                                          309             4,122
CSK Auto Corp./1/                                      267             4,117
Midland Co. (The)                                      193             4,111
Brush Engineered Materials Inc./1/                     401             4,110
Cross Country Healthcare Inc./1/                       291             4,100
Building Materials Holdings Corp.                      311             4,074
Blair Corp.                                            195             4,056
Southwest Bancorp Inc.                                 240             4,044
Gerber Scientific Inc./1/                              568             4,033
Southwest Water Co.                                    285             4,010
Avatar Holdings/1/                                     125             3,997
Winston Hotels Inc.                                    438             3,986
Farmers Capital Bank Corp.                             122             3,963
Integrated Defense Technologies Inc./1/                236             3,960
Southern Peru Copper Corp.                             179             3,959
Sauer-Danfoss Inc.                                     280             3,948
Standard Microsystems Corp./1/                         146             3,939
Astec Industries Inc./1/                               382             3,935
Network Equipment Technologies Inc./1/                 430             3,934
Libbey Inc.                                            141             3,921
Siliconix Inc./1/                                       78             3,919
National Presto Industries Inc.                        114             3,915
World Wrestling Entertainment Inc.                     390             3,908
Matrix Service Co./1/                                  220             3,907
EnergySouth Inc.                                       121             3,906
Penn-America Group Inc.                                259             3,880
Dril-Quip Inc./1/                                      229             3,870
Steven Madden Ltd./1/                                  204             3,870
National Processing Inc./1/                            200             3,864
CNA Surety Corp./1/                                    384             3,859
E.piphany Inc./1/                                      773             3,857
Entercom Communications Corp./1/                        86             3,855
Wilsons The Leather Experts Inc./1/                    479             3,827
EarthLink Inc./1/                                      464             3,819
Bay View Capital Corp./1/                              629             3,818
Stein Mart Inc./1/                                     698             3,818
Goody's Family Clothing Inc.                           387             3,816
D&K Healthcare Resources Inc.                          271             3,810
Theragenics Corp./1/                                   668             3,808
Republic Bancorp Inc. Class A                          200             3,802
Boykin Lodging Co.                                     458             3,774
First Oak Brook Bancshares Class A                     151             3,760
CFS Bancorp Inc.                                       269             3,744
Watts Industries Inc. Class A                          212             3,735
Healthcare Services Group Inc.                         226             3,729
LTC Properties Inc.                                    322             3,729
Bassett Furniture Industries Inc.                      274             3,713
Firstbank Corp.                                        117             3,709
Klamath First Bancorp Inc.                             171             3,702
Horizon Offshore Inc./1/                               894             3,674
Cirrus Logic Inc./1/                                   664             3,672
ABC Bancorp                                            235             3,668
Coastal Bancorp Inc.                                   115             3,651
Cathay Bancorp Inc.                                     82             3,628
Tupperware Corp.                                       271             3,626
Apex Mortgage Capital Inc.                             673             3,621
Concord Camera Corp./1/                                340             3,621
Guilford Pharmaceuticals Inc./1/                       582             3,603
Sanders Morris Harris Group Inc.                       406             3,601
Lufkin Industries Inc.                                 150             3,600
Dura Automotive Systems Inc./1/                        378             3,599
Manugistics Group Inc./1/                              656             3,595
SoundView Technology Group Inc./1/                     363             3,572
Arris Group Inc./1/                                    620             3,565
Oshkosh Truck Corp.                                     90             3,565
BancTrust Financial Group Inc.                         236             3,564
Central Coast Bancorp/1/                               211             3,564
Advanced Marketing Services Inc.                       348             3,557
21st Century Insurance Group                           258             3,555
Harland (John H.) Co.                                  134             3,547
MedQuist Inc./1/                                       183             3,543
NBC Capital Corp.                                      146             3,539
OMNOVA Solutions Inc./1/                             1,008             3,538
Prosperity Bancshares Inc.                             166             3,537
Camco Financial Corp.                                  208             3,536
CRIIMI MAE Inc./1/                                     340             3,529

94                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
State Financial Services Corp. Class A                 142   $         3,519
Stepan Co.                                             154             3,508
Finisar Corp./1/                                     1,557             3,503
Great Southern Bancorp Inc.                             90             3,503
Meridian Resource Corp. (The)/1/                       811             3,495
Jarden Corp./1/                                         92             3,473
Sequa Corp. Class A/1/                                  81             3,468
USB Holding Co. Inc.                                   197             3,463
Footstar Inc./1/                                       510             3,448
Tier Technologies Inc. Class B/1/                      387             3,448
Claire's Stores Inc.                                   103             3,446
Middlesex Water Co.                                    140             3,431
Department 56 Inc./1/                                  270             3,429
Pomeroy IT Solutions Inc.                              270             3,429
Steak n Shake Company (The)/1/                         230             3,427
McGrath Rentcorp                                       122             3,410
Rent-Way Inc./1/                                       635             3,410
Cable Design Technologies Corp./1/                     426             3,408
Alliance Semiconductor Corp./1/                        626             3,405
Medallion Financial Corp.                              539             3,396
C&F Financial Corp.                                     75             3,391
Sun Bancorp Inc. (New Jersey)/1/                       154             3,388
LSB Bancshares Inc.                                    184             3,386
EverTrust Financial Group Inc.                         119             3,377
WMS Industries Inc./1/                                 149             3,376
Veritas DGC Inc./1/                                    422             3,368
Heartland Financial USA Inc.                           121             3,364
WD-40 Co.                                              106             3,359
Metris Companies Inc.                                  815             3,358
First Busey Corp. Class A                              130             3,354
Computer Horizons Corp./1/                             905             3,348
Anaren Inc./1/                                         261             3,330
Heritage Commerce Corp./1/                             310             3,326
McLeodUSA Inc. Class A/1/                            2,387             3,318
FNB Corp. (Virginia)                                   122             3,316
Lakeland Bancorp Inc.                                  208             3,316
Lydall Inc./1/                                         276             3,315
Tweeter Home Entertainment Group Inc./1/               429             3,295
Infonet Services Corp. Class B/1/                    1,570             3,266
Accredited Home Lenders Holding Co./1/                 150             3,256
Seabulk International Inc./1/                          444             3,237
Redback Networks Inc./1/                             5,305             3,236
Mindspeed Technologies Inc./1/                         600             3,234
Mentor Graphics Corp./1/                               184             3,226
Corvis Corp./1/                                      2,492             3,215
Hanmi Financial Corp.                                  161             3,210
Gabelli Asset Management Inc. Class A/1/                90             3,209
GA Financial Inc.                                      118             3,201
Volt Information Sciences Inc./1/                      194             3,201
Merchants Bancshares Inc.                              113             3,196
Churchill Downs Inc.                                    84             3,190
Franklin Electric Co. Inc.                              57             3,174
MutualFirst Financial Inc.                             124             3,174
TIBCO Software Inc./1/                                 593             3,173
Restoration Hardware Inc./1/                           544             3,161
O'Charley's Inc./1/                                    212             3,144
Lakeland Financial Corp.                                93             3,141
Massbank Corp.                                          85             3,125
Patina Oil & Gas Corp.                                  86             3,117
Harte-Hanks Inc.                                       169             3,116
Cubist Pharmaceuticals Inc./1/                         288             3,108
Crown American Realty Trust                            260             3,094
Perini Corp./1/                                        451             3,094
Interwoven Inc./1/                                   1,167             3,093
CSS Industries Inc.                                    120             3,090
Valence Technology Inc./1/                             905             3,086
Insurance Auto Auctions Inc./1/                        274             3,082
Texas Regional Bancshares Inc. Class A                  91             3,075
Savient Pharmaceuticals Inc./1/                        608             3,070
NS Group Inc./1/                                       475             3,068
American Medical Security Group Inc./1/                151             3,067
Lawson Products Inc.                                   114             3,061
Lithia Motors Inc. Class A                             153             3,055
Century Aluminum Co./1/                                281             3,049
Buckle Inc. (The)/1/                                   158             3,043
MSC.Software Corp./1/                                  422             3,038

SCHEDULES OF INVESTMENTS                                                      95
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Perry Ellis International Inc./1/                      106   $         3,026
SBS Technologies Inc./1/                               278             3,016
Transkaryotic Therapies Inc./1/                        288             3,010
Alico Inc.                                             107             2,997
Heidrick & Struggles International
 Inc./1/                                               177             2,997
Global Power Equipment Group Inc./1/                   567             2,988
Frontier Oil Corp.                                     203             2,984
RC2 Corp./1/                                           155             2,978
Landauer Inc.                                           84             2,976
OshKosh B'Gosh Inc. Class A                            115             2,958
ESB Financial Corp.                                    203             2,956
Nautilus Group Inc. (The)                              234             2,953
Omega Healthcare Investors Inc./1/                     382             2,934
Capstead Mortgage Corp.                                236             2,933
CLARCOR Inc.                                            75             2,925
Wind River Systems Inc./1/                             514             2,925
Parkvale Financial Corp.                               115             2,904
Hampshire Group Ltd./1/                                 91             2,897
Northern States Financial Corp.                        100             2,881
Sterling Bancshares Inc.                               240             2,863
Woodhead Industries Inc.                               190             2,860
Applica Inc./1/                                        472             2,856
Courier Corp.                                           56             2,851
Sykes Enterprises Inc./1/                              430             2,847
American West Holdings Corp. Class B/1/                292             2,841
M&F Worldwide Corp./1/                                 294             2,831
Lattice Semiconductor Corp./1/                         398             2,830
Hooker Furniture Corp.                                  83             2,826
Boyds Collection Ltd. (The)/1/                         626             2,823
Security Bank Corp.                                     95             2,803
First Defiance Financial Corp.                         120             2,796
Casella Waste Systems Inc. Class A/1/                  225             2,794
Sterling Bancorp (New York)                            103             2,772
Verso Technologies Inc./1/                             748             2,768
Enstar Group Inc./1/                                    70             2,747
Dave & Buster's Inc./1/                                265             2,729
Dominion Homes Inc./1/                                 106             2,727
Watson Wyatt & Co. Holdings/1/                         121             2,724
Silgan Holdings Inc./1/                                 85             2,720
Tanger Factory Outlet Centers Inc.                      74             2,720
Nordson Corp.                                          105             2,718
CuraGen Corp./1/                                       538             2,706
BISYS Group Inc. (The)/1/                              205             2,696
iGATE Corp./1/                                         457             2,696
Financial Industries Corp.                             189             2,684
Grant Prideco Inc./1/                                  263             2,680
Steinway Musical Instruments Inc./1/                   151             2,680
Capitol Bancorp Ltd.                                   100             2,675
Powerwave Technologies Inc./1/                         402             2,661
Resource America Inc. Class A                          224             2,661
Ducommun Inc./1/                                       163             2,657
Computer Network Technology Corp./1/                   306             2,656
Symmetricom Inc./1/                                    419             2,652
Talbots Inc. (The)                                      76             2,649
Santander BanCorp                                      141             2,647
MKS Instruments Inc./1/                                122             2,643
CEC Entertainment Inc./1/                               67             2,626
PDI Inc./1/                                            107             2,624
Regent Communications Inc./1/                          429             2,617
Semitool Inc./1/                                       328             2,611
TransMontaigne Inc./1/                                 435             2,593
LodgeNet Entertainment Corp./1/                        167             2,588
Hutchinson Technology Inc./1/                           78             2,582
Oak Hill Financial Inc.                                 89             2,580
Milacron Inc.                                        1,120             2,576
First of Long Island Corp.                              68             2,570
National Bankshares Inc.                                60             2,567
Inverness Medical Innovations Inc./1/                  101             2,565
Nabi Biopharmaceuticals/1/                             304             2,563
Rex Stores Corp./1/                                    196             2,558
Associated Estates Realty Corp.                        392             2,556
Taylor Capital Group Inc.                              110             2,539
Matria Healthcare Inc./1/                              147             2,537
Brooks Automation Inc./1/                              121             2,529
Partners Trust Financial Group Inc.                    115             2,524
Kelly Services Inc. Class A                            101             2,519
Commercial Bankshares Inc.                              84             2,517

96                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Westfield Financial Inc.                               112   $         2,500
Ampco-Pittsburgh Corp.                                 208             2,494
Standard Register Co. (The)                            150             2,490
Greater Community Bancorp                              157             2,481
Compucom Systems Inc./1/                               587             2,465
Material Sciences Corp.                                241             2,463
Maritrans Inc.                                         164             2,460
Metro One Telecommunications Inc./1/                   707             2,460
Owens & Minor Inc.                                     102             2,458
Coca-Cola Bottling Co. Consolidated                     49             2,457
Monro Muffler Brake Inc./1/                             83             2,457
Isle of Capri Casinos Inc./1/                          124             2,456
Safety Insurance Group Inc.                            158             2,452
Midway Games Inc./1/                                   828             2,451
Advent Software Inc./1/                                152             2,446
PennFed Financial Services Inc.                         84             2,444
Schawk Inc.                                            204             2,432
Great American Financial Resources Inc.                167             2,418
ProAssurance Corp./1/                                   93             2,402
Seacoast Banking Corp. of Florida                      138             2,401
Gundle/SLT Environmental Inc./1/                       156             2,395
Southside Bancshares Inc.                              148             2,394
Tarragon Realty Investors Inc./1/                      157             2,394
Summit Bancshares Inc.                                  87             2,393
JNI Corp./1/                                           343             2,384
Cerner Corp./1/                                         77             2,377
Interland Inc./1/                                      309             2,376
Turnstone Systems Inc./1/                              828             2,376
Guess ? Inc./1/                                        266             2,367
WatchGuard Technologies Inc./1/                        440             2,354
MarineMax Inc./1/                                      162             2,351
Northwest Bancorp Inc.                                 128             2,351
Global Payments Inc.                                    65             2,340
deCODE genetics Inc./1/                                496             2,336
American Woodmark Corp.                                 52             2,328
Right Management Consultants Inc./1/                   128             2,314
First Horizon Pharmaceutical Corp./1/                  360             2,304
Credit Acceptance Corp./1/                             202             2,293
Interpool Inc.                                         144             2,291
Oil States International Inc./1/                       180             2,284
Ingles Markets Inc. Class A                            233             2,283
Nash Finch Co.                                         147             2,278
Whitehall Jewellers Inc./1/                            201             2,253
Stellent Inc./1/                                       289             2,243
First United Corp.                                      99             2,232
McMoRan Exploration Co./1/                             213             2,232
NN Inc.                                                173             2,225
Parametric Technology Corp./1/                         712             2,221
FNB Corp.                                               88             2,196
National Health Realty Inc.                            144             2,177
Petroleum Helicopters Inc./1/                           75             2,175
Royal Bancshares of Pennsylvania Class A                81             2,175
Warwick Community Bancorp                               77             2,169
Aaon Inc./1/                                           132             2,167
SEMCO Energy Inc.                                      469             2,157
Ambassadors International Inc.                         176             2,156
Strattec Security Corp./1/                              45             2,145
Greenbrier Companies Inc./1/                           158             2,135
NYFIX Inc./1/                                          381             2,134
Curative Health Services Inc./1/                       119             2,127
PetroCorp Inc./1/                                      158             2,127
Palm Harbor Homes Inc./1/                              124             2,124
Sizeler Property Investors Inc.                        202             2,117
Crawford & Co. Class B                                 300             2,106
Alamo Group Inc.                                       147             2,096
Steris Corp./1/                                         91             2,095
American National Bankshares Inc.                       83             2,073
State Bancorp Inc.                                     104             2,072
First Albany Companies Inc.                            161             2,053
PICO Holdings Inc./1/                                  157             2,052
Citizens South Banking Corp.                           138             2,041
Heartland Express Inc.                                  84             2,018
Nature's Sunshine Products Inc.                        243             2,017
Cumulus Media Inc. Class A/1/                          118             2,012
Omega Protein Corp./1/                                 307             2,011
iPayment Holdings Inc./1/                               88             2,003
Sun Bancorp Inc. (Pennsylvania)                        108             2,000
Genesis Microchip Inc./1/                              178             1,995

SCHEDULES OF INVESTMENTS                                                      97
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Charlotte Russe Holding Inc./1/                        193   $         1,986
ParthusCeva Inc./1/                                    231             1,984
Technical Olympic USA Inc./1/                           72             1,980
Young Broadcasting Inc. Class A/1/                     101             1,979
Sypris Solutions Inc.                                  144             1,977
Coastal Financial Corp.                                141             1,970
Korn/Ferry International/1/                            238             1,963
WESCO International Inc./1/                            374             1,956
Martha Stewart Living Omnimedia Inc.
 Class A/1/                                            211             1,952
Price Legacy Corporation/1/                            557             1,949
Chesapeake Utilities Corp.                              85             1,948
Patriot Bank Corp.                                     103             1,936
Center Bancorp Inc.                                    120             1,928
Wausau-Mosinee Paper Corp.                             157             1,917
Powell Industries Inc./1/                              114             1,915
Identix Inc./1/                                        364             1,904
Columbia Bancorp                                        71             1,903
Pediatrix Medical Group Inc./1/                         41             1,888
Systemax Inc./1/                                       284             1,886
Quaker Chemical Corp.                                   81             1,884
Riviana Foods Inc.                                      66             1,874
AsiaInfo Holdings Inc./1/                              275             1,853
Independent Bank Corp. (Michigan)                       63             1,845
Hudson Highland Group Inc./1/                           95             1,828
Chronimed Inc./1/                                      200             1,826
Aether Systems Inc./1/                                 399             1,823
First M&F Corp.                                         51             1,818
Bryn Mawr Bank Corp.                                    43             1,810
Pemstar Inc./1/                                        508             1,808
OSI Systems Inc./1/                                    103             1,782
Connecticut Water Service Inc.                          66             1,781
Playboy Enterprises Inc. Class B/1/                    119             1,731
Arden Group Inc. Class A                                28             1,722
Smart & Final Inc./1/                                  275             1,719
Finlay Enterprises Inc./1/                             118             1,715
TRC Companies Inc./1/                                  103             1,695
MRO Software Inc./1/                                   124             1,693
Penn Virginia Corp.                                     38             1,680
KCS Energy Inc./1/                                     246             1,673
Oneida Ltd.                                            543             1,672
Shenandoah Telecommunications Co.                       43             1,658
EGL Inc./1/                                             91             1,654
CVB Financial Corp.                                     87             1,653
Brady Corp. Class A                                     51             1,622
Ryerson Tull Inc.                                      207             1,615
ACLARA BioSciences Inc./1/                             406             1,608
CUNO Inc./1/                                            41             1,607
GulfMark Offshore Inc./1/                              114             1,602
Shoe Carnival Inc./1/                                  112             1,602
Standard Motor Products Inc.                           158             1,596
Sanfilippo (John B.) & Son Inc./1/                      75             1,595
Independence Holding Co.                                73             1,588
Metrologic Instruments Inc./1/                          44             1,584
InVision Technologies Inc./1/                           65             1,582
SBA Communications Corp./1/                            491             1,571
KFx Inc./1/                                            309             1,551
Donegal Group Inc. Class A                             102             1,540
Century Bancorp Inc. Class A                            46             1,538
Paxson Communications Corp./1/                         310             1,538
Richardson Electronics Ltd.                            144             1,526
TALX Corp.                                              62             1,526
Quaker City Bancorp Inc.                                38             1,520
Manufacturers Services Ltd./1/                         302             1,510
NetRatings Inc./1/                                     161             1,503
Pacific Union Bank                                      81             1,503
NIC Inc./1/                                            317             1,493
Serologicals Corp./1/                                  113             1,486
PC Connection Inc./1/                                  158             1,485
Collins & Aikman Corp./1/                              434             1,467
Pegasus Solutions Inc./1/                              106             1,466
U.S. Xpress Enterprises Inc. Class A/1/                119             1,458
MIM Corp./1/                                           194             1,455
Meridian Bioscience Inc.                               144             1,443
NASB Financial Inc.                                     42             1,403
NetScout Systems Inc./1/                               279             1,392
Skechers U.S.A. Inc. Class A/1/                        183             1,358
MAIR Holdings Inc./1/                                  199             1,351
Provident Financial Holdings Inc.                       45             1,351
Oplink Communications Inc./1/                          531             1,343

98                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Dover Motorsports Inc.                                 355   $         1,335
Arrow International Inc.                                58             1,334
Lindsay Manufacturing Co.                               66             1,327
Deb Shops Inc.                                          72             1,321
Fisher Communications Inc./1/                           28             1,320
Crown Media Holdings Inc./1/                           161             1,317
Information Holdings Inc./1/                            65             1,302
SureWest Communications                                 39             1,297
Mestek Inc./1/                                          77             1,294
Seaboard Corp.                                           6             1,291
Kadant Inc./1/                                          67             1,284
CCC Information Services Group Inc./1/                  75             1,257
Applied Films Corporation/1/                            42             1,249
ElkCorp                                                 53             1,249
Synplicity Inc./1/                                     210             1,239
Columbia Bancorp (Oregon)                               86             1,236
American Land Lease Inc.                                66             1,218
First Consulting Group Inc./1/                         243             1,210
American Home Mortgage Holdings Inc.                    68             1,195
CompuCredit Corp./1/                                    68             1,190
BHA Group Inc.                                          50             1,188
Speedway Motorsports Inc.                               40             1,180
Independent Bank Corp. (Massachusetts)                  46             1,178
TTM Technologies Inc./1/                                82             1,171
MBT Financial Corp.                                     75             1,170
Noland Co.                                              34             1,153
Eastern Virginia Bankshares                             41             1,146
Virginia Financial Group Inc.                           38             1,143
Sanderson Farms Inc.                                    36             1,133
New Focus Inc./1/                                      250             1,122
Bruker BioSciences Corp./1/                            254             1,118
West Corp./1/                                           47             1,118
Holly Corp.                                             45             1,115
Wild Oats Markets Inc./1/                              102             1,115
Covenant Transport Inc. Class A/1/                      60             1,104
Cleveland-Cliffs Inc./1/                                43             1,101
Tyler Technologies Inc./1/                             153             1,083
SimpleTech Inc./1/                                     151             1,081
RCN Corp./1/                                           586             1,078
OceanFirst Financial Corp.                              43             1,076
Emerson Radio Corp./1/                                 286             1,072
Virage Logic Corp./1/                                  141             1,072
PAB Bankshares Inc.                                     79             1,069
Integrated Electrical Services Inc./1/                 148             1,021
Navigators Group Inc./1/                                31             1,014
United Capital Corp.                                    56             1,008
Energy Conversion Devices Inc./1/                       95               998
Gibraltar Steel Corp.                                   45               992
Papa John's International Inc./1/                       40               992
Neose Technologies Inc./1/                             106               991
Keynote Systems Inc./1/                                 85               990
Transcontinental Realty Investments
 Inc./1/                                                84               990
West Marine Inc./1/                                     51               972
Dover Downs Gaming & Entertainment Inc.                117               962
MSC Industrial Direct Co. Inc. Class A                  46               959
Foothill Independent Bancorp                            45               956
First Citizens Banc Corp.                               36               954
Audiovox Corp. Class A/1/                               75               947
Children's Place Retail Stores Inc.
 (The)/1/                                               55               943
Vastera Inc./1/                                        183               941
Mobile Mini Inc./1/                                     48               926
Viasat Inc./1/                                          52               926
FuelCell Energy Inc./1/                                 79               924
Veeco Instruments Inc./1/                               46               918
Hypercom Corp./1/                                      169               911
Intergraph Corp./1/                                     39               908
United Security Bancshares                              36               907
Orleans Homebuilders Inc./1/                            75               886
Newpark Resources Inc./1/                              203               873
BRT Realty Trust                                        45               859
First Bancorp (North Carolina)                          30               840
Internet Security Systems Inc./1/                       67               837
Cole National Corp./1/                                  67               835
Alliance Imaging Inc./1/                               242               832
Pantry Inc. (The)/1/                                    68               822

SCHEDULES OF INVESTMENTS                                                      99
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Standard Commercial Corp.                               44   $           810
Waste Connections Inc./1/                               23               807
Big 5 Sporting Goods Corp./1/                           52               795
Encore Wire Corp./1/                                    60               792
Tellium Inc./1/                                        576               789
Pegasus Communications Corp./1/                         52               774
Sturm Ruger & Co. Inc.                                  75               774
Stoneridge Inc./1/                                      52               765
Lightbridge Inc./1/                                     81               764
Biopure Corp./1/                                       116               751
EMC Insurance Group Inc.                                42               742
Macatawa Bank Corp.                                     32               741
Rudolph Technologies Inc./1/                            38               734
Playtex Products Inc./1/                               123               733
Center Financial Corp./1/                               36               731
Aphton Corp./1/                                        130               729
Central European Distribution Corp./1/                  26               711
Fairchild Corp. (The) Class A/1/                       143               708
World Fuel Services Corp.                               25               702
White Electronic Designs Corp./1/                       65               699
Net2Phone Inc./1/                                      110               694
GB&T Bancshares Inc.                                    31               690
General Cable Corp./1/                                  86               685
Inter Parfums Inc.                                      67               670
Mail-Well Inc./1/                                      191               668
Zenith National Insurance Corp.                         24               668
Keithley Instruments Inc.                               46               651
Medical Staffing Network Holdings Inc./1/               85               643
NYMAGIC Inc.                                            28               628
Entrust Inc./1/                                        127               624
Littelfuse Inc./1/                                      27               621
Resource Bankshares Corp.                               21               612
NL Industries Inc.                                      37               602
Arena Pharmaceuticals Inc./1/                           83               598
Ultimate Electronics Inc./1/                            63               598
7-Eleven Inc./1/                                        41               563
Beverly Enterprises Inc./1/                             93               551
Great Atlantic & Pacific Tea Co./1/                     68               551
Oceaneering International Inc./1/                       23               541
Blount International Inc./1/                           110               529
Three-Five Systems Inc./1/                              94               518
Neoforma Inc./1/                                        36               506
Main Street Banks Inc.                                  20               501
Tollgrade Communications Inc./1/                        31               498
Gentiva Health Services Inc./1/                         43               494
Trans World Entertainment Corp./1/                      86               486
Galyan's Trading Co./1/                                 47               480
Hickory Tech Corp.                                      41               469
K-Swiss Inc. Class A                                    13               468
GTC Biotherapeutics Inc./1/                            147               456
Revlon Inc. Class A/1/                                 161               428
Boston Beer Co. Inc. Class A/1/                         26               414
Universal Electronics Inc./1/                           36               414
Register.com/1/                                         91               410
Option Care Inc./1/                                     34               408
Chattem Inc./1/                                         29               403
MarketWatch.com Inc./1/                                 47               393
Liquidmetal Technologies/1/                            124               391
Modtech Holdings Inc./1/                                49               389
Raindance Communications Inc./1/                       141               389
Sirna Therapeutics Inc./1/                              64               366
Midwest Banc Holdings Inc.                              16               356
C-COR.net Corp./1/                                      53               350
DJ Orthopedics Inc./1/                                  24               335
WFS Financial Inc./1/                                    9               333
Nelson (Thomas) Inc./1/                                 24               331
IXYS Corp./1/                                           34               319
Vicor Corp./1/                                          31               295
Raytech Corp./1/                                        76               267
FFLC Bancorp Inc.                                        9               261
Pegasystems Inc./1/                                     35               255
National Beverage Corp./1/                              16               242
Forrester Research Inc./1/                              16               229
Clayton Williams Energy Inc./1/                         12               226
SY Bancorp Inc.                                         12               225
Mercantile Bank Corp.                                    6               199
United PanAm Financial Corp./1/                         11               192
Optical Communication Products Inc./1/                  70               165
Specialty Laboratories Inc./1/                          10               131

100                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Aspen Technology Inc./1/                                29   $           113
Nara Bancorp Inc.                                        6               103
Atari Inc./1/                                           25               102
CoBiz Inc.                                               6                96
P.A.M. Transportation Services Inc./1/                   4                82
Flag Financial Corp.                                     6                80
Maui Land & Pineapple Co. Inc./1/                        3                78
North Coast Energy Inc./1/                               6                75
American Realty Investors Inc./1/                        6                60
McLeodUSA Inc. Class A Escrow/2/                     5,865                 -
TOTAL COMMON STOCKS
  (COST: $125,780,085)                                           129,958,673

SHORT TERM INVESTMENTS - 5.73%

MONEY MARKET FUNDS - 3.46%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/3/,/4/                    3,025,524         3,025,524
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/3/,/4/                    1,076,108         1,076,108
BlackRock Temp Cash Money Market Fund/3/            47,803            47,803
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/3/          253,718           253,718
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/3/                           97,828            97,828
                                                                   4,500,981

FLOATING RATE NOTES - 1.31%
Beta Finance Inc.
  1.08%, 05/20/04/3/                       $        48,914            48,909
  1.08%, 09/15/04/3/                                97,828            97,819
  1.17%, 08/23/04/3/                                48,914            48,952
CC USA Inc.
  1.06%, 05/24/04/3/                                97,828            97,822
  1.08%, 04/19/04/3/                                43,044            43,043
  1.12%, 07/15/04/3/                                48,914            48,928

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Dorada Finance Inc.
  1.08%, 05/20/04/3/                       $        97,828   $        97,819
  1.24%, 08/09/04/3/                                24,457            24,454
Five Finance Inc.
  1.09%, 04/15/04/3/                                48,914            48,914
HBOS Treasury Services PLC
  1.13%, 06/24/08/3/                                97,828            97,828
Holmes Financing PLC
  1.08%, 04/15/04/3/                                19,566            19,566
K2 USA LLC
  1.08%, 08/16/04/3/                                24,457            24,454
  1.08%, 09/27/04/3/                               105,654           105,639
  1.09%, 04/13/04/3/                                48,914            48,913
  1.09%, 05/17/04/3/                                48,914            48,912
Links Finance LLC
  1.05%, 07/20/04/3/                                39,131            39,125
  1.08%, 05/04/04/3/                                48,914            48,913
  1.08%, 06/28/04/3/                                48,914            48,907
  1.09%, 03/29/04/3/                                48,914            48,914
Nationwide Building Society
  1.08%, 07/23/04/3/                                73,371            73,371
Sigma Finance Inc.
  1.05%, 07/20/04/3/                                48,914            48,906
  1.07%, 10/15/03/3/                                97,828            97,828
  1.07%, 07/01/04/3/                                48,914            48,905
  1.24%, 08/06/04/3/                                24,457            24,455
Tango Finance Corp.
  1.05%, 07/15/04/3/                                29,348            29,341
  1.06%, 07/06/04/3/                                29,348            29,346
WhistleJacket Capital LLC
  1.08%, 09/15/04/3/                                48,914            48,905
White Pine Finance LLC
  1.08%, 05/17/04/3/                                58,697            58,697
  1.08%, 07/06/04/3/                                58,697            58,692
  1.08%, 08/26/04/3/                                48,914            48,907
  1.09%, 04/20/04/3/                                48,914            48,914
                                                                   1,704,098

COMMERCIAL PAPER - 0.69%
Amsterdam Funding Corp.
  1.06%, 10/16/03/3/                                46,468            46,445

SCHEDULES OF INVESTMENTS                                                     101
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/3/                       $        48,914   $        48,891
Edison Asset Securitization
  1.07%, 10/23/03/3/                                91,958            91,898
Gemini Securitization Corp.
  1.05%, 10/17/03/3/                                34,240            34,224
Greenwich Funding Corp.
  1.06%, 10/16/03/3/                                57,719            57,693
Jupiter Securitization Corp.
  1.05%, 10/20/03/3/                                48,914            48,887
New Center Asset Trust
  1.06%, 10/22/03/3/                                48,914            48,884
Park Avenue Receivables Corp.
  1.05%, 10/20/03/3/                                48,914            48,887
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                                48,914            48,904
Receivables Capital Corp.
  1.05%, 10/15/03/3/                                32,878            32,865
Sydney Capital Corp.
  1.07%, 10/17/03/3/                                39,620            39,601
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/3/                                97,828            97,808
  1.05%, 10/15/03/3/                                48,914            48,894
  1.11%, 10/01/03/3/                               195,656           195,656
                                                                     889,537

TIME DEPOSITS - 0.21%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/3/                                48,914            48,914
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/3/                                24,457            24,457
  1.08%, 10/30/03/3/                                39,131            39,131
  1.37%, 08/26/04/3/                                97,828            97,828
Toronto-Dominion Bank
  1.33%, 08/23/04/3/                                63,588            63,560
                                                                     273,890

REPURCHASE AGREEMENTS - 0.06%
Lehman Brothers Inc.
  1.10%, 10/01/03/3/                                78,262            78,262
                                                                      78,262
TOTAL SHORT TERM INVESTMENTS
  (Cost: $7,446,768)                                               7,446,768

TOTAL INVESTMENTS IN SECURITIES - 105.63%
  (Cost $133,226,853)                                            137,405,441
OTHER ASSETS, LESS LIABILITIES - (5.63%)                          (7,322,120)
                                                             ---------------
NET ASSETS - 100.00%                                         $   130,083,321
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.
/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

102                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.90%
Corning Inc./1/                                    162,981   $     1,535,281
Sears, Roebuck and Co.                              33,655         1,471,733
Staples Inc./1/                                     58,173         1,381,609
Starbucks Corp./1/                                  47,808         1,376,870
Zimmer Holdings Inc./1/                             24,054         1,325,375
Agilent Technologies Inc./1/                        57,693         1,275,592
Electronic Arts Inc./1/                             13,763         1,269,361
Allergan Inc.                                       15,944         1,255,271
Safeway Inc./1/                                     54,042         1,239,723
Praxair Inc.                                        19,906         1,233,177
SouthTrust Corp.                                    41,683         1,225,063
TJX Companies Inc.                                  62,869         1,220,916
KLA-Tencor Corp./1/                                 23,318         1,198,545
PG&E Corp./1/                                       50,103         1,197,462
Hancock (John) Financial Services Inc.              35,382         1,195,912
Countrywide Financial Corp.                         15,059         1,178,819
International Game Technology Inc.                  41,859         1,178,331
Public Service Enterprise Group Inc.                27,654         1,161,468
Symantec Corp./1/                                   18,101         1,140,725
McKesson Corp.                                      33,578         1,117,812
Electronic Data Systems Corp.                       55,224         1,115,525
Consolidated Edison Inc.                            27,334         1,114,134
Adobe Systems Inc.                                  28,354         1,113,178
Pitney Bowes Inc.                                   28,703         1,099,899
Lucent Technologies Inc./1/                        506,590         1,094,234
Intuit Inc./1/                                      22,534         1,087,040
PPG Industries Inc.                                 20,799         1,086,124
Marathon Oil Corp.                                  37,975         1,082,288
Aetna Inc.                                          17,606         1,074,494
Yum! Brands Inc./1/                                 35,846         1,061,759
Biomet Inc.                                         31,550         1,060,395
Marriott International Inc. Class A                 24,140         1,038,744
Johnson Controls Inc.                               10,915         1,032,559
Mattel Inc.                                         53,891         1,021,773
MedImmune Inc./1/                                   30,750         1,015,058
Northern Trust Corp.                                23,753         1,008,077
Fortune Brands Inc.                                 17,730         1,006,177
PACCAR Inc.                                         13,465         1,005,701
Comerica Inc.                                       21,450           999,570
Unocal Corp.                                        31,627           996,883
Equity Residential                                  33,358           976,722
MBIA Inc.                                           17,597           967,307
Federated Department Stores Inc.                    22,963           962,150
St. Paul Companies Inc.                             25,685           951,116
Block (H & R) Inc.                                  21,904           945,158
Regions Financial Corp.                             27,161           930,264
TXU Corp.                                           39,476           930,055
Synovus Financial Corp.                             37,200           929,628
Xerox Corp./1/                                      90,270           926,170
Apple Computer Inc./1/                              44,788           923,976
SunGard Data Systems Inc./1/                        34,807           915,772
AmSouth Bancorp                                     42,933           911,038
Lexmark International Inc./1/                       14,418           908,478
Bear Stearns Companies Inc. (The)                   12,135           907,698
Micron Technology Inc./1/                           67,569           906,776
Franklin Resources Inc.                             20,125           889,726
Norfolk Southern Corp.                              47,710           882,635
Altera Corp./1/                                     46,695           882,535
PPL Corp.                                           21,441           878,009
Marshall & Ilsley Corp.                             27,793           876,035
Dover Corp.                                         24,699           873,604
Clorox Co.                                          19,032           872,998
May Department Stores Co. (The)                     35,344           870,523
Mylan Laboratories Inc.                             22,173           856,986
Albertson's Inc.                                    41,617           856,062
Ameren Corp.                                        19,750           847,472
Charter One Financial Inc.                          27,526           842,296
Moody's Corp.                                       15,223           836,808
Archer-Daniels-Midland Co.                          63,466           832,039
Tenet Healthcare Corp./1/                           56,884           823,680
Computer Sciences Corp./1/                          21,791           818,688
Limited Brands Inc.                                 54,168           816,853
Concord EFS Inc./1/                                 59,607           814,828
Starwood Hotels & Resorts Worldwide Inc.            23,287           810,388
Fiserv Inc./1/                                      22,338           809,306
Eaton Corp.                                          9,125           808,657

SCHEDULES OF INVESTMENTS                                                     103
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Cinergy Corp.                                       21,577   $       791,876
Hershey Foods Corp.                                 10,836           787,560
Lincoln National Corp.                              21,749           769,480
Jefferson-Pilot Corp.                               17,327           768,972
Union Planters Corp.                                24,295           768,694
CIGNA Corp.                                         17,178           766,998
CSX Corp.                                           26,187           765,970
Monsanto Co.                                        31,970           765,362
DTE Energy Co.                                      20,582           759,270
New York Times Co. Class A                          17,458           758,725
Network Appliance Inc./1/                           36,889           757,331
Xcel Energy Inc.                                    48,852           755,740
Georgia-Pacific Corp.                               30,493           739,150
Family Dollar Stores Inc.                           18,384           733,338
Eastman Kodak Co.                                   34,931           731,455
AmerisourceBergen Corp.                             13,525           731,026
PeopleSoft Inc./1/                                  40,006           727,709
Newell Rubbermaid Inc.                              33,578           727,635
AutoZone Inc./1/                                     8,113           726,357
Constellation Energy Group Inc.                     20,257           724,795
Caremark Rx Inc./1/                                 32,064           724,646
UST Inc.                                            20,496           721,049
National Semiconductor Corp./1/                     22,296           719,938
Penney (J.C.) Co. Inc. (Holding Co.)                33,243           710,403
Broadcom Corp. Class A/1/                           26,517           705,883
Simon Property Group Inc.                           16,085           700,984
Dollar General Corp.                                34,985           699,700
CIT Group Inc.                                      24,286           698,465
Biogen Inc./1/                                      18,198           695,710
Avery Dennison Corp.                                13,542           684,142
Genuine Parts Co.                                   21,311           681,526
KeySpan Corp.                                       19,244           675,080
Interpublic Group of Companies Inc.                 47,775           674,583
ITT Industries Inc.                                 11,244           672,841
Hilton Hotels Corp.                                 41,411           671,686
Knight Ridder Inc.                                  10,002           667,133
North Fork Bancorp Inc.                             19,181           666,540
Cincinnati Financial Corp.                          16,677           666,413
Edison International/1/                             34,851           665,654
Affiliated Computer Services Inc.
 Class A/1/                                         13,652           664,716
Sovereign Bancorp Inc.                              35,611           660,584
First Tennessee National Corp.                      15,454           656,177
Sempra Energy                                       22,324           655,433
AON Corp.                                           31,173           649,957
Parker Hannifin Corp.                               14,474           646,988
Popular Inc.                                        16,246           646,591
Rohm & Haas Co.                                     19,295           645,418
Loews Corp.                                         15,931           643,134
Ambac Financial Group Inc.                          10,043           642,752
NiSource Inc.                                       32,074           640,839
Health Management Associates Inc. Class A           29,200           636,852
American Standard Companies Inc./1/                  7,494           631,369
IMS Health Inc.                                     29,789           628,548
Kinder Morgan Inc.                                  11,630           628,136
MeadWestvaco Corp.                                  24,574           626,637
National Commerce Financial Corp.                   25,112           624,787
General Growth Properties Inc.                       8,711           624,579
BJ Services Co./1/                                  18,150           620,185
Novellus Systems Inc./1/                            18,367           619,886
Zions Bancorporation                                11,045           616,863
Juniper Networks Inc./1/                            40,938           610,795
Sanmina-SCI Corp./1/                                62,615           607,366
Coach Inc./1/                                       11,111           606,661
ProLogis                                            20,001           605,030
Williams Companies Inc.                             63,540           598,547
Microchip Technology Inc.                           24,892           595,914
CenturyTel Inc.                                     17,535           594,261
JDS Uniphase Corp./1/                              164,631           592,672
Dean Foods Co./1/                                   19,006           589,756
Centex Corp.                                         7,551           588,072
Archstone-Smith Trust                               22,281           587,773
RadioShack Corp.                                    20,639           586,354
EOG Resources Inc.                                  14,039           585,988
Ecolab Inc.                                         23,175           585,169
Torchmark Corp.                                     14,229           578,267
Agere Systems Inc. Class B/1/                      199,588           576,809

104                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Univision Communications Inc. Class A/1/            18,038   $       575,947
Legg Mason Inc.                                      7,933           572,763
Qwest Communications International
 Inc./1/                                           168,027           571,292
Applera Corp. - Applied Biosystems Group            25,593           570,980
Whirlpool Corp.                                      8,416           570,352
Plum Creek Timber Co. Inc.                          22,417           570,288
Chiron Corp./1/                                     10,974           567,246
Harrah's Entertainment Inc.                         13,440           565,958
Banknorth Group Inc.                                19,856           560,336
SAFECO Corp.                                        15,870           559,576
Solectron Corp./1/                                  95,471           558,505
Avaya Inc./1/                                       51,167           557,720
Textron Inc.                                        14,072           555,140
Huntington Bancshares Inc.                          27,977           553,665
Rockwell Collins Inc.                               21,821           550,980
Kerr-McGee Corp.                                    12,339           550,813
Sprint Corp. (PCS Group)/1/                         95,924           549,645
Watson Pharmaceuticals Inc./1/                      13,136           547,640
Murphy Oil Corp.                                     9,281           545,259
BEA Systems Inc./1/                                 45,156           544,130
Cintas Corp.                                        14,744           543,169
New York Community Bancorp Inc.                     17,208           542,224
QLogic Corp./1/                                     11,511           541,132
Quest Diagnostics Inc./1/                            8,917           540,727
Compass Bancshares Inc.                             15,522           536,751
Valero Energy Corp.                                 14,022           536,622
El Paso Corp.                                       73,474           536,360
Freeport-McMoRan Copper & Gold Inc.                 16,126           533,771
Rockwell Automation Inc.                            20,315           533,269
Delphi Corp.                                        58,865           532,728
Scientific-Atlanta Inc.                             17,087           532,260
Office Depot Inc./1/                                37,883           532,256
Millennium Pharmaceuticals Inc./1/                  34,484           530,709
Career Education Corp./1/                           11,704           530,191
T. Rowe Price Group Inc.                            12,687           523,466
UNUMProvident Corp.                                 35,252           520,672
Synopsys Inc./1/                                    16,862           518,844
Coca-Cola Enterprises Inc.                          27,214           518,699
Laboratory Corp. of America Holdings/1/             18,020           517,174
Leggett & Platt Inc.                                23,610           510,684
Radian Group Inc.                                   11,437           507,803
Unisys Corp./1/                                     37,448           506,671
Tiffany & Co.                                       13,544           505,598
Lennar Corp. Class A                                 6,441           501,045
IDEC Pharmaceuticals Corp./1/                       15,002           497,316
Jabil Circuit Inc./1/                               18,974           494,273
Siebel Systems Inc./1/                              50,718           492,979
ENSCO International Inc.                            18,311           491,101
Old Republic International Corp.                    14,805           489,897
Sealed Air Corp./1/                                 10,303           486,611
Duke Realty Corp.                                   16,582           484,194
Varian Medical Systems Inc./1/                       8,365           480,820
Public Storage Inc.                                 12,250           480,568
Phelps Dodge Corp./1/                               10,162           475,582
iStar Financial Inc.                                12,184           474,567
SanDisk Corp./1/                                     7,418           472,823
D.R. Horton Inc.                                    14,438           472,123
Advanced Micro Devices Inc./1/                      42,375           470,786
Dollar Tree Stores Inc./1/                          14,007           469,234
Vornado Realty Trust                                 9,755           468,630
McCormick & Co. Inc.                                17,053           467,593
SCANA Corp.                                         13,581           465,149
Express Scripts Inc./1/                              7,566           462,661
Vulcan Materials Co.                                11,570           461,759
MGIC Investment Corp.                                8,868           461,757
Fidelity National Financial Inc.                    15,326           460,700
Kimco Realty Corp.                                  11,241           460,544
Bard (C.R.) Inc.                                     6,364           451,844
Sigma-Aldrich Corp.                                  8,692           451,462
Molex Inc.                                          15,760           450,578
Wendy's International Inc.                          13,902           449,035
Apartment Investment & Management Co.
 Class A                                            11,408           449,019
Citrix Systems Inc./1/                              20,291           448,025
Liz Claiborne Inc.                                  13,154           447,894
King Pharmaceuticals Inc./1/                        29,539           447,516

SCHEDULES OF INVESTMENTS                                                     105
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Smurfit-Stone Container Corp.                       29,836   $       446,943
Sherwin-Williams Co. (The)                          15,158           445,797
Diebold Inc.                                         8,782           444,808
Grainger (W.W.) Inc.                                 9,331           443,689
Jones Apparel Group Inc.                            14,716           440,450
Nucor Corp.                                          9,599           440,402
Amerada Hess Corp.                                   8,777           439,728
Ross Stores Inc.                                     9,467           438,890
Cadence Design Systems Inc./1/                      32,726           438,528
Mohawk Industries Inc./1/                            6,148           438,475
Wisconsin Energy Corp.                              14,213           434,491
XTO Energy Inc.                                     20,695           434,388
GreenPoint Financial Corp.                          14,545           434,314
SPX Corp./1/                                         9,492           429,798
Pepsi Bottling Group Inc.                           20,868           429,463
DENTSPLY International Inc.                          9,558           428,581
Celgene Corp./1/                                     9,872           427,754
Estee Lauder Companies Inc. Class A                 12,536           427,478
Thermo Electron Corp./1/                            19,667           426,774
TCF Financial Corp.                                  8,847           424,214
Patterson Dental Co./1/                              7,365           424,077
Oxford Health Plans Inc./1/                         10,208           421,692
Republic Services Inc.                              18,622           421,602
Teradyne Inc./1/                                    22,485           418,221
Waters Corp./1/                                     15,196           416,826
CDW Corp.                                            7,198           415,613
JetBlue Airways Corp./1/                             6,811           415,267
Lincare Holdings Inc./1/                            11,253           412,422
CarMax Inc./1/                                      12,553           409,981
Expeditors International Washington Inc.            11,903           409,582
Janus Capital Group Inc.                            29,265           408,832
R.J. Reynolds Tobacco Holdings Inc.                 10,333           408,567
Pulte Homes Inc.                                     5,988           407,244
Mercury Interactive Corp./1/                         8,942           406,056
Washington Post Company (The) Class B                  610           405,650
Lear Corp./1/                                        7,698           405,223
AdvancePCS/1/                                        8,815           401,700
BMC Software Inc./1/                                28,612           398,565
Energy East Corp.                                   17,747           398,065
Intersil Corp. Class A/1/                           16,690           397,222
Pactiv Corp./1/                                     19,472           394,892
Rouse Co. (The)                                      9,440           393,648
Brinker International Inc./1/                       11,799           393,615
VF Corp.                                            10,104           393,147
Darden Restaurants Inc.                             20,670           392,730
Health Net Inc./1/                                  12,360           391,441
L-3 Communications Holdings Inc./1/                  9,025           390,331
PETsMART Inc./1/                                    17,186           390,122
SUPERVALU Inc.                                      16,339           389,849
Engelhard Corp.                                     14,084           389,704
Citizens Communications Co./1/                      34,728           389,301
LSI Logic Corp./1/                                  43,272           389,015
Hibernia Corp. Class A                              19,182           388,627
Barr Laboratories Inc./1/                            5,675           387,092
Mercantile Bankshares Corp.                          9,673           386,920
Black & Decker Corp.                                 9,525           386,239
Equifax Inc.                                        17,297           385,204
AES Corp. (The)/1/                                  51,468           381,893
Omnicare Inc.                                       10,542           380,145
E*TRADE Group Inc./1/                               40,846           378,234
Providian Financial Corp./1/                        32,019           377,504
Dun & Bradstreet Corp./1/                            9,085           377,391
ServiceMaster Co. (The)                             36,707           376,614
Ball Corp.                                           6,968           376,272
AutoNation Inc./1/                                  21,410           375,531
Sunoco Inc.                                          9,313           374,569
Smith International Inc./1/                         10,406           374,408
Fluor Corp.                                          9,963           371,919
PMI Group Inc. (The)                                10,937           369,124
Boston Properties Inc.                               8,480           368,626
Pioneer Natural Resources Co./1/                    14,417           367,057
DST Systems Inc./1/                                  9,714           365,246
Pinnacle West Capital Corp.                         10,217           362,704
Host Marriott Corp./1/                              33,680           361,386
Tyson Foods Inc. Class A                            25,329           357,899
Edwards (A.G.) Inc.                                  9,279           356,406
Humana Inc./1/                                      19,616           354,069

106                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Invitrogen Corp./1/                                  6,103   $       353,913
Liberty Property Trust                               9,567           353,788
Commerce Bancorp Inc.                                7,375           353,336
AvalonBay Communities Inc.                           7,542           352,966
Robert Half International Inc./1/                   18,053           352,034
Energizer Holdings Inc./1/                           9,573           351,999
Manpower Inc.                                        9,485           351,894
Autoliv Inc.                                        11,649           351,450
Sabre Holdings Corp.                                16,286           349,986
Hillenbrand Industries Inc.                          6,191           349,296
Level 3 Communications Inc./1/                      64,420           349,156
Health Care Property Investors Inc.                  7,470           348,849
Telephone & Data Systems Inc.                        6,168           348,739
Goodrich (B.F.) Co.                                 14,364           348,183
Whole Foods Market Inc./1/                           6,252           344,985
American Power Conversion Corp.                     20,100           344,514
Pogo Producing Co.                                   7,576           343,041
Lam Research Corp./1/                               15,486           343,015
Tellabs Inc./1/                                     50,376           342,053
Vishay Intertechnology Inc./1/                      19,507           341,763
Allied Capital Corp.                                13,803           339,416
ChoicePoint Inc./1/                                 10,129           339,321
Beckman Coulter Inc.                                 7,448           339,182
Symbol Technologies Inc.                            28,216           337,181
CIENA Corp./1/                                      56,937           336,498
VeriSign Inc./1/                                    24,944           335,996
NCR Corp./1/                                        10,563           334,741
Convergys Corp./1/                                  18,159           333,036
Pepco Holdings Inc.                                 19,197           331,724
WebMD Corp./1/                                      37,066           330,629
Doral Financial Corp.                                7,014           329,658
Michaels Stores Inc.                                 8,082           329,422
IVAX Corp./1/                                       16,793           329,143
Manor Care Inc.                                     10,922           327,660
Constellation Brands Inc./1/                        10,742           327,524
Storage Technology Corp./1/                         13,331           321,810
Gentex Corp./1/                                      9,233           321,678
Chico's FAS Inc./1/                                 10,472           320,862
Donnelley (R.R.) & Sons Co.                         12,874           320,176
Scripps (E.W.) Co. Class A                           3,762           320,146
Brown-Forman Corp. Class B                           4,046           320,120
Amylin Pharmaceuticals Inc./1/                      11,331           319,987
Associated Bancorp                                   8,465           319,977
Hasbro Inc.                                         17,115           319,708
CH Robinson Worldwide Inc.                           8,581           319,299
Valley National Bancorp                             11,435           318,350
UnionBanCal Corp.                                    6,416           318,234
Commerce Bancshares Inc.                             7,267           317,931
NVR Inc./1/                                            681           317,687
Eastman Chemical Co.                                 9,481           317,613
Ameritrade Holding Corp./1/                         28,223           317,509
Fair Isaac Corp.                                     5,384           317,441
Equitable Resources Inc.                             7,685           315,853
Park Place Entertainment Corp./1/                   34,721           312,836
Pall Corp.                                          13,940           312,814
Westwood One Inc./1/                                10,361           312,799
Western Digital Corp./1/                            24,185           311,745
Gallagher (Arthur J.) & Co.                         11,010           311,363
Toys R Us Inc./1/                                   25,858           311,072
Abercrombie & Fitch Co. Class A/1/                  11,210           310,629
Harman International Industries Inc.                 3,154           310,196
Questar Corp.                                       10,032           309,086
NSTAR                                                6,498           308,655
Corinthian Colleges Inc./1/                          5,396           308,435
MDU Resources Group Inc.                             9,077           306,621
CenterPoint Energy Inc.                             33,126           303,765
MGM Grand Inc./1/                                    8,266           302,122
TECO Energy Inc.                                    21,750           300,585
Monster Worldwide Inc./1/                           11,906           299,793
Universal Health Services Inc. Class B/1/            5,999           296,651
Ceridian Corp./1/                                   15,847           295,071
Mid Atlantic Medical Services Inc./1/                5,727           294,540
Coventry Health Care Inc./1/                         5,573           293,920
NVIDIA Corp./1/                                     18,466           293,813
Astoria Financial Corp.                              9,493           293,334
KB Home                                              4,915           293,229
SEI Investment Co.                                   9,019           293,118
Alberto-Culver Co. Class B                           4,973           292,512

SCHEDULES OF INVESTMENTS                                                     107
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
International Rectifier Corp./1/                     7,798   $       291,957
Maxtor Corp./1/                                     23,984           291,885
Outback Steakhouse Inc.                              7,674           290,614
Alliant Energy Corp.                                13,199           290,378
Valspar Corp. (The)                                  6,208           289,603
Harris Corp.                                         8,081           289,219
First Health Group Corp./1/                         11,029           288,408
Nordstrom Inc.                                      11,558           286,754
AMB Property Corp.                                   9,287           286,132
Krispy Kreme Doughnuts Inc./1/                       7,432           286,132
ALLETE Inc.                                         10,445           285,984
Comverse Technology Inc./1/                         19,091           285,601
Bausch & Lomb Inc.                                   6,449           284,723
Iron Mountain Inc./1/                                7,916           284,184
Cephalon Inc./1/                                     6,171           283,372
Dana Corp.                                          18,209           280,965
International Flavors & Fragrances Inc.              8,487           280,750
Foot Locker Inc.                                    17,326           280,681
Eaton Vance Corp.                                    8,382           280,629
Henry Schein Inc./1/                                 4,948           280,552
GTECH Holdings Corp.                                 6,530           279,810
Rent-A-Center Inc./1/                                8,640           279,072
New Plan Excel Realty Trust                         11,962           278,715
Williams-Sonoma Inc./1/                             10,283           277,435
Pharmaceutical Resources Inc./1/                     4,064           277,246
Belo (A.H.) Corp.                                   11,402           276,498
Developers Diversified Realty Corp.                  9,256           276,477
Northeast Utilities                                 15,426           276,434
Fastenal Co.                                         7,303           276,053
Markel Corp./1/                                      1,032           275,544
Triad Hospitals Inc./1/                              9,095           275,397
Ashland Inc.                                         8,361           274,659
Cognizant Technology Solutions Corp./1/              7,515           274,072
Mack-Cali Realty Corp.                               6,990           274,008
Temple-Inland Inc.                                   5,641           273,871
Rite Aid Corp./1/                                   52,957           273,258
Deluxe Corp.                                         6,802           273,032
Berkley (W.R.) Corp.                                 7,917           271,236
PMC-Sierra Inc./1/                                  20,558           271,181
Noble Energy Inc.                                    7,071           270,819
Neuberger Berman Inc.                                6,463           270,606
Jacobs Engineering Group Inc./1/                     5,968           269,157
Cooper Cameron Corp./1/                              5,814           268,665
UTStarcom Inc./1/                                    8,425           267,999
Patterson-UTI Energy Inc./1/                         9,899           267,966
Brunswick Corp.                                     10,425           267,714
Rowan Companies Inc./1/                             10,877           267,357
Foundry Networks Inc./1/                            12,413           267,004
Bowater Inc.                                         6,337           266,534
DPL Inc.                                            15,499           265,808
HON Industries Inc.                                  7,159           264,597
Hudson City Bancorp Inc.                             8,562           264,052
Sepracor Inc./1/                                     9,567           263,475
Network Associates Inc./1/                          19,143           263,408
Lamar Advertising Co./1/                             8,898           261,067
Catellus Development Corp./1/                       10,667           260,808
3Com Corp./1/                                       44,066           259,988
Fulton Financial Corp.                              12,919           259,414
Viad Corp.                                          10,791           257,689
Puget Energy Inc.                                   11,476           257,407
Emulex Corp./1/                                     10,082           256,789
Smucker (J.M.) Co. (The)                             6,077           256,206
Bemis Co.                                            5,782           256,143
Great Plains Energy Inc.                             8,426           255,476
Weingarten Realty Investors                          5,670           255,150
Millipore Corp./1/                                   5,518           254,159
Federated Investors Inc. Class B                     9,168           253,954
Cypress Semiconductor Corp./1/                      14,356           253,814
Hospitality Properties Trust                         7,232           253,699
City National Corp.                                  4,959           252,711
Donaldson Co. Inc.                                   4,681           252,306
United Dominion Realty Trust Inc.                   13,774           252,202
NTL Inc./1/                                          5,327           251,008
Investors Financial Services Corp.                   7,965           250,101
Bank of Hawaii Corp.                                 7,444           249,970
Dial Corp. (The)                                    11,554           248,873
Sonoco Products Co.                                 11,304           248,123
Wilmington Trust Corp.                               8,049           247,587
Navistar International Corp./1/                      6,629           247,129

108                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
ITT Educational Services Inc./1/                     5,157   $       247,123
Compuware Corp./1/                                  45,873           245,879
ICOS Corp./1/                                        6,406           245,478
Chesapeake Energy Corp.                             22,681           244,501
Avnet Inc./1/                                       14,703           242,894
ImClone Systems Inc./1/                              6,268           242,697
Dow Jones & Co. Inc.                                 5,115           242,195
Macerich Co. (The)                                   6,410           241,978
Pentair Inc.                                         6,046           241,054
Novell Inc./1/                                      44,888           239,253
Stanley Works (The)                                  8,104           239,230
Maytag Corp.                                         9,570           238,963
American Tower Corp. Class A/1/                     23,470           238,220
OGE Energy Corp.                                    10,528           237,828
Sky Financial Group Inc.                            10,548           237,435
DaVita Inc./1/                                       7,374           234,714
Cullen/Frost Bankers Inc.                            6,294           234,326
Zebra Technologies Corp. Class A/1/                  4,537           233,973
Tektronix Inc./1/                                    9,427           233,318
Autodesk Inc.                                       13,637           232,102
FirstMerit Corp.                                     9,336           230,973
Apogent Technologies Inc./1/                        11,053           230,566
United States Steel Corp.                           12,480           229,382
Protective Life Corp.                                7,670           228,950
ADC Telecommunications Inc./1/                      98,098           228,568
Allied Waste Industries Inc./1/                     21,155           228,474
Alliant Techsystems Inc./1/                          4,753           228,382
Pride International Inc./1/                         13,457           228,096
Performance Food Group Co./1/                        5,595           227,772
Precision Castparts Corp.                            6,434           225,833
HCC Insurance Holdings Inc.                          7,749           225,341
Ryland Group Inc.                                    3,061           223,790
Big Lots Inc./1/                                    14,121           223,253
Hubbell Inc. Class B                                 6,116           223,173
Webster Financial Corp.                              5,591           222,969
Reynolds & Reynolds Co. (The) Class A                8,087           222,797
Integrated Circuit Systems Inc./1/                   7,409           222,566
BorgWarner Inc.                                      3,274           222,141
Education Management Corp./1/                        3,849           221,972
Colonial BancGroup Inc. (The)                       15,294           220,845
Philadelphia Suburban Corp.                          9,120           219,610
Advanced Fibre Communications Inc./1/               10,418           218,465
Martin Marietta Materials Inc.                       5,970           217,607
AGL Resources Inc.                                   7,723           217,557
Mandalay Resort Group                                5,487           217,340
Corporate Executive Board Co. (The)/1/               4,608           216,346
Cabot Corp.                                          7,564           215,650
Human Genome Sciences Inc./1/                       15,783           215,596
ARAMARK Corp. Class B/1/                             8,604           215,358
Nationwide Financial Services Inc.                   6,852           214,742
Applebee's International Inc.                        6,806           214,253
Waddell & Reed Financial Inc. Class A                9,090           214,251
Weight Watchers International Inc./1/                5,143           213,949
Washington Federal Inc.                              8,483           213,856
Circuit City Stores Inc.                            22,439           213,844
Pier 1 Imports Inc.                                 11,084           213,256
Arrow Electronics Inc./1/                           11,588           213,103
Vectren Corp.                                        9,009           212,793
Calpine Corp./1/                                    43,493           212,681
Graco Inc.                                           5,628           211,331
Lee Enterprises Inc.                                 5,442           210,442
Certegy Inc.                                         6,552           210,385
PerkinElmer Inc.                                    13,735           210,283
Advance Auto Parts Inc./1/                           2,953           209,368
CBRL Group Inc.                                      5,898           209,261
Pan Pacific Retail Properties Inc.                   4,863           209,109
PacifiCare Health Systems Inc./1/                    4,276           208,669
Newfield Exploration Co./1/                          5,410           208,664
Hormel Foods Corp.                                   9,078           208,612
Chelsea Property Group Inc.                          4,352           208,461
Rayonier Inc.                                        5,112           207,547
Entercom Communications Corp./1/                     4,625           207,292
Thornburg Mortgage Inc.                              8,174           207,047
First American Corp.                                 8,284           206,272
Independence Community Bank Corp.                    5,879           205,353
Reebok International Ltd.                            6,128           204,859

SCHEDULES OF INVESTMENTS                                                     109
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
BancorpSouth Inc.                                    9,353   $       204,831
Lubrizol Corp.                                       6,309           204,727
Ryder System Inc.                                    6,961           204,097
Herman Miller Inc.                                   8,958           203,974
Cheesecake Factory (The)/1/                          5,629           203,601
Edwards Lifesciences Corp./1/                        7,515           203,506
Roslyn Bancorp Inc.                                  8,652           203,149
Renal Care Group Inc./1/                             5,942           202,919
Tech Data Corp./1/                                   6,570           202,685
StanCorp Financial Group Inc.                        3,512           201,764
Atmel Corp./1/                                      50,306           201,727
Polycom Inc./1/                                     12,141           201,662
BRE Properties Inc. Class A                          6,097           201,079
Hawaiian Electric Industries Inc.                    4,592           199,890
Sirius Satellite Radio Inc./1/                     108,104           197,830
Polaris Industries Inc.                              2,667           197,758
Federal Realty Investment Trust                      5,331           196,501
Smithfield Foods Inc./1/                            10,222           196,262
Fisher Scientific International Inc./1/              4,938           195,989
Del Monte Foods Co./1/                              22,497           195,949
Tidewater Inc.                                       6,923           195,921
Lyondell Chemical Co.                               15,324           195,841
Snap-On Inc.                                         7,058           195,154
Neurocrine Biosciences Inc./1/                       3,925           194,366
Steris Corp./1/                                      8,442           194,335
SICOR Inc./1/                                       10,077           194,285
CenterPoint Properties Corp.                         2,844           193,705
Stericycle Inc./1/                                   4,104           193,586
Hudson United Bancorp                                5,498           193,365
FNB Corp. (Florida)                                  5,598           193,131
CNF Inc.                                             6,015           192,781
Arden Realty Inc.                                    6,852           191,308
Annaly Mortgage Management Inc.                     11,597           190,423
Harsco Corp.                                         4,947           190,311
Shurgard Storage Centers Inc. Class A                5,391           190,302
Nicor Inc.                                           5,385           189,229
CarrAmerica Realty Corp.                             6,327           188,861
Leucadia National Corp.                              4,967           188,001
Fairchild Semiconductor International
 Inc. Class A/1/                                    11,313           187,570
Brown & Brown Inc.                                   6,090           187,450
Macromedia Inc./1/                                   7,565           187,158
Varco International Inc./1/                         11,053           186,906
Cummins Inc.                                         4,202           186,695
O'Reilly Automotive Inc./1/                          5,060           186,056
XM Satellite Radio Holdings Inc.
 Class A/1/                                         11,952           185,615
National Fuel Gas Co.                                8,105           185,199
RPM International Inc.                              14,174           185,112
AmeriCredit Corp./1/                                17,971           185,101
Cablevision Systems Corp./1/                        10,195           184,529
Transatlantic Holdings Inc.                          2,585           183,845
Apria Healthcare Group Inc./1/                       6,713           183,802
ONEOK Inc.                                           9,108           183,708
BISYS Group Inc. (The)/1/                           13,899           182,772
Neiman-Marcus Group Inc. Class A/1/                  4,383           182,771
Teleflex Inc.                                        4,208           182,753
Borders Group Inc./1/                                9,629           182,181
Pixar Inc./1/                                        2,736           182,108
Medicis Pharmaceutical Corp. Class A                 3,101           181,719
Meredith Corp.                                       3,933           181,587
Peoples Energy Corp.                                 4,388           181,575
Westamerica Bancorp                                  4,072           181,000
Applied Micro Circuits Corp./1/                     37,090           180,628
Ruby Tuesday Inc.                                    7,479           180,319
ResMed Inc./1/                                       4,071           179,043
National-Oilwell Inc./1/                             9,818           178,099
Delta Air Lines Inc.                                13,347           177,515
Saks Inc./1/                                        15,178           175,002
Raymond James Financial Inc.                         4,791           174,153
Old National Bancorp                                 7,785           173,995
Toll Brothers Inc./1/                                5,715           173,850
MONY Group Inc. (The)                                5,294           172,320
Hunt (J.B.) Transport Services Inc./1/               6,612           172,044
Respironics Inc./1/                                  4,111           171,758
Cytec Industries Inc./1/                             4,703           171,659

110                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Reliant Resources Inc./1/                           33,254   $       170,260
First Midwest Bancorp Inc.                           5,718           169,882
Regis Corp.                                          5,285           169,649
Rambus Inc./1/                                      10,097           169,428
Charles River Laboratories International
 Inc./1/                                             5,520           169,409
Realty Income Corp.                                  4,270           169,306
Ingram Micro Inc. Class A/1/                        12,924           168,658
Service Corp. International/1/                      36,643           167,459
Coors (Adolf) Company Class B                        3,111           167,247
Whitney Holding Corp.                                4,902           166,668
Unitrin Inc.                                         5,464           166,433
American Capital Strategies Ltd.                     6,692           166,363
DeVry Inc./1/                                        7,014           165,951
International Speedway Corp. Class A                 3,767           165,334
WGL Holdings Inc.                                    5,952           164,156
Healthcare Realty Trust Inc.                         5,123           163,834
Carlisle Companies Inc.                              3,755           163,793
Claire's Stores Inc.                                 4,895           163,787
Cree Inc./1/                                         8,822           163,383
IDEXX Laboratories Inc./1/                           3,829           162,694
WPS Resources Corp.                                  3,947           162,616
Brocade Communications Systems Inc./1/              31,137           162,535
Andrx Group/1/                                       8,716           161,333
Trustmark Corp.                                      5,942           161,206
Mills Corp.                                          4,074           160,312
Helmerich & Payne Inc.                               6,129           160,212
Silicon Laboratories Inc./1/                         3,545           159,348
CheckFree Corp./1/                                   7,961           159,220
HRPT Properties Trust                               17,418           159,201
Protein Design Labs Inc./1/                         11,436           158,503
Amkor Technology Inc./1/                            11,075           157,376
Integrated Device Technology Inc./1/                12,653           157,150
Park National Corp.                                  1,400           156,660
Camden Property Trust                                4,056           155,872
Red Hat Inc./1/                                     15,394           155,479
Forest City Enterprises Inc. Class A                 3,550           155,312
Avocent Corp./1/                                     5,125           155,236
Mettler Toledo International Inc./1/                 4,314           155,088
IndyMac Bancorp Inc.                                 6,689           154,984
99 Cents Only Stores/1/                              4,781           154,618
AMETEK Inc.                                          3,601           154,339
National Instruments Corp.                           3,827           154,037
FMC Technologies Inc./1/                             7,164           153,453
Church & Dwight Co. Inc.                             4,378           153,186
Key Energy Services Inc./1/                         15,862           153,068
AptarGroup Inc.                                      4,150           152,263
La-Z-Boy Inc.                                        6,857           152,225
Wiley (John) & Sons Inc. Class A                     5,839           151,756
BearingPoint Inc./1/                                18,988           151,524
McDATA Corp. Class A/1/                             12,608           150,918
Owens-Illinois Inc./1/                              13,170           150,401
AGCO Corp./1/                                        8,750           149,975
Affymetrix Inc./1/                                   7,131           149,680
Piedmont Natural Gas Co.                             3,832           149,448
UGI Corp.                                            5,129           148,382
Crane Co.                                            6,328           148,138
Jeffries Group Inc.                                  5,152           148,120
NetScreen Technologies Inc./1/                       6,643           147,674
ADTRAN Inc.                                          2,410           147,444
Scotts Co. (The) Class A/1/                          2,657           145,338
ICN Pharmaceuticals Inc.                             8,426           144,590
Metro-Goldwyn-Mayer Inc./1/                          9,417           144,457
Henry (Jack) & Associates Inc.                       8,253           143,520
Provident Financial Group Inc.                       5,119           143,127
Ethan Allen Interiors Inc.                           3,963           142,668
Imation Corp.                                        4,367           142,583
Duquesne Light Holdings Inc.                         9,164           142,042
Mercury General Corp.                                3,154           141,236
Crescent Real Estate Equities Co.                    9,695           140,577
Radio One Inc. Class D/1/                            9,758           140,125
Pharmaceutical Product Development
 Inc./1/                                             5,840           140,102
DoubleClick Inc./1/                                 12,959           139,568
Packaging Corporation of America/1/                  7,170           139,241
Polo Ralph Lauren Corp.                              5,174           138,767
Getty Images Inc./1/                                 3,936           138,390
ArvinMeritor Inc.                                    7,745           137,938

SCHEDULES OF INVESTMENTS                                                     111
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Barnes & Noble Inc./1/                               5,407   $       137,392
Lafarge North America Inc.                           3,927           136,660
Swift Transportation Co. Inc./1/                     5,977           135,618
Furniture Brands International Inc./1/               5,560           133,996
Readers Digest Association Inc. (The)                9,506           132,989
Station Casinos Inc.                                 4,340           132,804
Community Health Systems Inc./1/                     6,107           132,522
International Bancshares Corp.                       3,195           132,433
Friedman, Billings, Ramsey Group, Inc.
 Class A                                             7,658           132,100
Lancaster Colony Corp.                               3,316           131,877
Harte-Hanks Inc.                                     7,103           130,979
United Bancshares Inc.                               4,368           130,822
IKON Office Solutions Inc.                          17,738           129,665
Airgas Inc.                                          7,278           129,548
Valassis Communications Inc./1/                      4,905           129,492
First Bancorp                                        4,181           128,566
Boise Cascade Corp.                                  4,656           128,506
CBL & Associates Properties Inc.                     2,562           127,844
McClatchy Co. (The) Class A                          2,148           127,763
St. Joe Company (The)                                3,972           127,422
Hovnanian Enterprises Inc. Class A/1/                1,964           126,423
Erie Indemnity Co. Class A                           3,194           124,247
University of Phoenix Online/1/                      1,864           124,105
Grant Prideco Inc./1/                               12,107           123,370
Florida Rock Industries Inc.                         2,480           123,008
Downey Financial Corp.                               2,628           122,806
Acxiom Corp./1/                                      7,755           122,219
Amphenol Corp. Class A/1/                            2,344           122,005
Diamond Offshore Drilling Inc.                       6,346           121,209
Media General Inc. Class A                           1,980           120,978
Dynegy Inc. Class A/1/                              33,600           120,960
IDT Corp./1/                                         6,786           119,976
Trizec Properties Inc.                               9,773           119,817
Peabody Energy Corp.                                 3,818           119,771
Total System Services Inc.                           4,490           118,312
Cousins Properties Inc.                              4,254           118,048
Global Payments Inc.                                 3,275           117,900
Gemstar-TV Guide International Inc./1/              24,418           115,497
BlackRock Inc.                                       2,318           113,582
M.D.C. Holdings Inc.                                 2,090           112,860
Loews Corporation - Carolina Group                   4,902           112,746
Bio-Rad Laboratories Inc. Class A/1/                 2,109           107,559
Blyth Inc.                                           3,970           107,111
Werner Enterprises Inc.                              4,643           106,371
Regency Centers Corp.                                2,886           106,349
American National Insurance Co.                      1,241           105,547
FactSet Research Systems Inc.                        2,369           105,065
Worthington Industries Inc.                          8,252           103,645
PepsiAmericas Inc.                                   6,982           101,169
Scholastic Corp./1/                                  3,496           100,650
Talbots Inc. (The)                                   2,886           100,577
InterDigital Communications Corp./1/                 6,701           100,515
Reinsurance Group of America Inc.                    2,446            99,675
American Axle & Manufacturing Holdings
 Inc./1/                                             3,354            99,211
Winn-Dixie Stores Inc.                              10,178            98,218
Crown Castle International Corp./1/                 10,199            95,973
Timberland Co. Class A/1/                            2,228            95,046
Premcor Inc./1/                                      4,086            94,673
Tootsie Roll Industries Inc.                         3,006            93,186
People's Bank                                        3,103            92,904
Blockbuster Inc.                                     4,399            92,379
LaBranche & Co. Inc.                                 6,308            92,097
American Financial Group Inc.                        4,196            91,263
LNR Property Corp.                                   2,218            90,827
Columbia Sportswear Co./1/                           1,711            90,255
Hearst-Argyle Television Inc./1/                     3,718            89,976
Cox Radio Inc. Class A/1/                            4,108            89,842
Westport Resources Corp./1/                          3,805            89,570
AVX Corp.                                            6,419            87,876
Timken Co. (The)                                     5,637            85,908
LeapFrog Enterprises Inc./1/                         2,244            85,272
United Defense Industries Inc./1/                    2,954            83,864
WellChoice Inc./1/                                   2,741            82,586

112                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Western Gas Resources Inc.                           2,166   $        82,308
Alleghany Corp./1/                                     414            80,834
Marvel Enterprises Inc./1/                           3,632            80,812
Endo Pharmaceuticals Holdings Inc./1/                3,873            79,203
BOK Financial Corp./1/                               2,090            78,730
Capitol Federal Financial                            2,562            75,220
Nextel Partners Inc. Class A/1/                      9,382            73,649
Instinet Group Inc./1/                              15,156            72,279
Interactive Data Corp./1/                            4,485            70,863
Regal Entertainment Group Class A                    3,738            69,527
American Pharmaceutical Partners Inc./1/             2,217            69,503
RealNetworks Inc./1/                                 9,906            64,884
Nuveen Investments Inc. Class A                      2,250            61,875
UnitedGlobalCom Inc. Class A/1/                     10,043            61,363
Wynn Resorts Ltd./1/                                 3,373            61,321
Wesco Financial Corp.                                  179            60,855
Steelcase Inc. Class A                               5,107            60,160
CNA Financial Corp./1/                               2,837            59,634
Student Loan Corp.                                     490            58,472
West Corp./1/                                        2,319            55,169
United States Cellular Corp./1/                      1,844            53,660
Entravision Communications Corp./1/                  5,541            52,639
MSC Industrial Direct Co. Inc. Class A               2,502            52,167
Hewitt Associates Inc. Class A/1/                    2,136            52,012
Eon Labs Inc./1/                                     1,347            51,657
PanAmSat Corp./1/                                    3,559            51,534
CONSOL Energy Inc.                                   2,541            47,212
Alliance Data Systems Corp./1/                       1,772            46,781
Texas Genco Holdings Inc.                            1,798            42,792
Chicago Mercantile Exchange Holdings Inc.              582            40,047
Southern Peru Copper Corp.                           1,724            38,135
Odyssey Re Holdings Corp.                            1,504            30,952
MEMC Electronics Materials Inc./1/                   2,673            29,162
McLeodUSA Inc. Class A Escrow/2/                     3,687                 -
TOTAL COMMON STOCKS
 (Cost: $281,205,820)                                            297,968,034

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.73%

MONEY MARKET FUNDS - 5.28%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/3/,/4/                   10,586,166   $    10,586,166
Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares/3/,/4/                                  3,762,835         3,762,835
BlackRock Temp Cash Money Market Fund/3/           167,153           167,153
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio/3/                 887,179           887,179
Short Term Investment Co. - Prime Money
  Market Portfolio, Institutional
  Shares/3/                                        342,076           342,076
                                                                  15,745,409

FLOATING RATE NOTES - 2.00%
Beta Finance Inc.
  1.08%, 05/20/04/3/                       $       171,038           171,022
  1.08%, 09/15/04/3/                               342,076           342,043
  1.17%, 08/23/04/3/                               171,038           171,169
CC USA Inc.
  1.06%, 05/24/04/3/                               342,076           342,054
  1.08%, 04/19/04/3/                               150,513           150,509
  1.12%, 07/15/04/3/                               171,038           171,087
Dorada Finance Inc.
  1.08%, 05/20/04/3/                               342,076           342,043
  1.24%, 08/09/04/3/                                85,519            85,508
Five Finance Inc.
  1.09%, 04/15/04/3/                               171,038           171,038
HBOS Treasury Services PLC
  1.13%, 06/24/08/3/                               342,076           342,076
Holmes Financing PLC
  1.08%, 04/15/04/3/                                68,415            68,415
K2 USA LLC
  1.08%, 08/16/04/3/                                85,519            85,508
  1.08%, 09/27/04/3/                               369,442           369,387
  1.09%, 04/13/04/3/                               171,038           171,034
  1.09%, 05/17/04/3/                               171,038           171,033

SCHEDULES OF INVESTMENTS                                                     113
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04/3/                       $       136,830   $       136,808
  1.08%, 05/04/04/3/                               171,038           171,033
  1.08%, 06/28/04/3/                               171,038           171,013
  1.09%, 03/29/04/3/                               171,038           171,038
Nationwide Building Society
  1.08%, 07/23/04/3/                               256,557           256,557
Sigma Finance Inc.
  1.05%, 07/20/04/3/                               171,038           171,011
  1.07%, 10/15/03/3/                               342,076           342,075
  1.07%, 07/01/04/3/                               171,038           171,006
  1.24%, 08/06/04/3/                                85,519            85,512
Tango Finance Corp.
  1.05%, 07/15/04/3/                               102,623           102,596
  1.06%, 07/06/04/3/                               102,623           102,615
WhistleJacket Capital LLC
  1.08%, 09/15/04/3/                               171,038           171,005
White Pine Finance LLC
  1.08%, 05/17/04/3/                               205,246           205,246
  1.08%, 07/06/04/3/                               205,246           205,231
  1.08%, 08/26/04/3/                               171,038           171,014
  1.09%, 04/20/04/3/                               171,038           171,038
                                                                   5,958,724

COMMERCIAL PAPER - 1.04%
Amsterdam Funding Corp.
  1.06%, 10/16/03/3/                               162,486           162,413
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/3/                               171,038           170,958
Edison Asset Securitization
  1.07%, 10/23/03/3/                               321,551           321,341
Gemini Securitization Corp.
  1.05%, 10/17/03/3/                               119,727           119,671
Greenwich Funding Corp.
  1.06%, 10/16/03/3/                               201,825           201,736
Jupiter Securitization Corp.
  1.05%, 10/20/03/3/                               171,038           170,943
New Center Asset Trust
  1.06%, 10/22/03/3/                               171,038           170,932
Park Avenue Receivables Corp.
  1.05%, 10/20/03/3/                               171,038           170,943
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                               171,038           171,003
Receivables Capital Corp.
  1.05%, 10/15/03/3/                               114,965           114,918
Sydney Capital Corp.
  1.07%, 10/17/03/3/                               138,541           138,475
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/3/                               342,076           342,007
  1.05%, 10/15/03/3/                               171,038           170,968
  1.11%, 10/01/03/3/                               684,152           684,152
                                                                   3,110,460

TIME DEPOSITS - 0.32%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/3/                               171,038           171,038
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/3/                                85,519            85,519
  1.08%, 10/30/03/3/                               136,830           136,830
  1.37%, 08/26/04/3/                               342,076           342,076
Toronto-Dominion Bank
  1.33%, 08/23/04/3/                               222,349           222,249
                                                                     957,712

REPURCHASE AGREEMENTS - 0.09%
Lehman Brothers Inc.
  1.10%, 10/01/03/3/                               273,661           273,661
                                                                     273,661
TOTAL SHORT TERM INVESTMENTS
  (Cost: $26,045,966)                                             26,045,966

TOTAL INVESTMENTS IN SECURITIES - 108.63%
  (Cost $307,251,786)                                            324,014,000
Other Assets, Less Liabilities - (8.63%)                         (25,752,748)
                                                             ---------------
NET ASSETS - 100.00%                                         $   298,261,252
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.
/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

114                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.96%
Staples Inc./1/                                    114,755   $     2,725,431
Starbucks Corp./1/                                  94,361         2,717,597
Zimmer Holdings Inc./1/                             47,461         2,615,101
Electronic Arts Inc./1/                             27,143         2,503,399
Allergan Inc.                                       31,464         2,477,161
TJX Companies Inc.                                 124,089         2,409,808
KLA-Tencor Corp./1/                                 45,984         2,363,578
International Game Technology Inc.                  82,573         2,324,430
Symantec Corp./1/                                   35,711         2,250,507
Adobe Systems Inc.                                  56,054         2,200,680
Intuit Inc./1/                                      44,451         2,144,316
Biomet Inc.                                         62,365         2,096,088
Yum! Brands Inc./1/                                 70,688         2,093,779
MedImmune Inc./1/                                   61,050         2,015,260
Mattel Inc.                                        106,286         2,015,183
Block (H & R) Inc.                                  43,296         1,868,222
Lexmark International Inc./1/                       28,420         1,790,744
Altera Corp./1/                                     92,581         1,749,781
Mylan Laboratories Inc.                             43,807         1,693,141
SunGard Data Systems Inc./1/                        63,738         1,676,947
Synovus Financial Corp.                             66,824         1,669,932
Moody's Corp.                                       30,082         1,653,608
Concord EFS Inc./1/                                117,651         1,608,289
Fiserv Inc./1/                                      44,150         1,599,554
Corning Inc./1/                                    164,882         1,553,188
Network Appliance Inc./1/                           73,062         1,499,963
Pitney Bowes Inc.                                   38,115         1,460,567
Family Dollar Stores Inc.                           36,262         1,446,491
AutoZone Inc./1/                                    16,111         1,442,418
Caremark Rx Inc./1/                                 63,282         1,430,173
Broadcom Corp. Class A/1/                           52,621         1,400,771
Dollar General Corp.                                69,063         1,381,260
Biogen Inc./1/                                      35,907         1,372,725
McKesson Corp.                                      37,967         1,263,921
Health Management Associates Inc. Class A           57,749         1,259,506
ITT Industries Inc.                                 20,868         1,248,741
American Standard Companies Inc./1/                 14,821         1,248,669
IMS Health Inc.                                     58,817         1,241,039
BJ Services Co./1/                                  35,854         1,225,131
Juniper Networks Inc./1/                            80,862         1,206,461
National Semiconductor Corp./1/                     37,334         1,205,515
Coach Inc./1/                                       21,974         1,199,780
Microchip Technology Inc.                           49,211         1,178,111
JDS Uniphase Corp./1/                              327,025         1,177,290
Avery Dennison Corp.                                23,201         1,172,115
Marriott International Inc. Class A                 27,141         1,167,877
Ecolab Inc.                                         45,866         1,158,116
RadioShack Corp.                                    40,744         1,157,537
EOG Resources Inc.                                  27,724         1,157,200
Affiliated Computer Services Inc.
 Class A/1/                                         23,573         1,147,769
Agere Systems Inc. Class B/1/                      396,738         1,146,573
Chiron Corp./1/                                     21,663         1,119,760
Sprint Corp. (PCS Group)/1/                        189,189         1,084,053
BEA Systems Inc./1/                                 89,334         1,076,475
Cintas Corp.                                        29,153         1,073,997
QLogic Corp./1/                                     22,702         1,067,221
Quest Diagnostics Inc./1/                           17,579         1,065,991
Univision Communications Inc. Class A/1/            33,271         1,062,354
Career Education Corp./1/                           23,114         1,047,064
Freeport-McMoRan Copper & Gold Inc.                 31,457         1,041,227
Synopsys Inc./1/                                    33,244         1,022,918
Kinder Morgan Inc.                                  18,561         1,002,480
Tiffany & Co.                                       26,742           998,279
Novellus Systems Inc./1/                            29,428           993,195
IDEC Pharmaceuticals Corp./1/                       29,569           980,212
New York Times Co. Class A                          22,315           969,810
Sealed Air Corp./1/                                 20,429           964,862
Legg Mason Inc.                                     13,337           962,931
Clorox Co.                                          20,898           958,591
Applera Corp. - Applied Biosystems Group            42,828           955,493
Varian Medical Systems Inc./1/                      16,517           949,397
Laboratory Corp. of America Holdings/1/             32,993           946,899
SanDisk Corp./1/                                    14,771           941,504
Dollar Tree Stores Inc./1/                          27,672           927,012
Newell Rubbermaid Inc.                              42,646           924,139

SCHEDULES OF INVESTMENTS                                                     115
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Express Scripts Inc./1/                             14,963   $       914,987
Citrix Systems Inc./1/                              40,135           886,181
Jabil Circuit Inc./1/                               33,673           877,182
Hershey Foods Corp.                                 11,951           868,599
Ross Stores Inc.                                    18,703           867,071
DENTSPLY International Inc.                         19,078           855,458
Patterson Dental Co./1/                             14,700           846,426
Celgene Corp./1/                                    19,488           844,415
Teradyne Inc./1/                                    44,893           835,010
Oxford Health Plans Inc./1/                         20,164           832,975
Aetna Inc.                                          13,648           832,937
CDW Corp.                                           14,377           830,128
JetBlue Airways Corp./1/                            13,600           829,192
Waters Corp./1/                                     30,077           825,012
CarMax Inc./1/                                      25,050           818,133
Lincare Holdings Inc./1/                            22,289           816,892
Expeditors International Washington Inc.            23,648           813,728
Mercury Interactive Corp./1/                        17,759           806,436
Bard (C.R.) Inc.                                    11,316           803,436
Micron Technology Inc./1/                           59,667           800,731
AdvancePCS/1/                                       17,402           793,009
Molex Inc.                                          27,614           789,484
Estee Lauder Companies Inc. Class A                 23,089           787,335
Brinker International Inc./1/                       23,507           784,194
PETsMART Inc./1/                                    34,264           777,793
Barr Laboratories Inc./1/                           11,191           763,338
Black & Decker Corp.                                18,780           761,529
AmerisourceBergen Corp.                             13,944           753,673
Dun & Bradstreet Corp./1/                           18,077           750,919
AES Corp. (The)/1/                                 100,987           749,324
Unisys Corp./1/                                     55,125           745,841
Praxair Inc.                                        11,982           742,285
T. Rowe Price Group Inc.                            17,901           738,595
New York Community Bancorp Inc.                     23,370           736,389
BMC Software Inc./1/                                51,411           716,155
Pepsi Bottling Group Inc.                           34,396           707,870
Harrah's Entertainment Inc.                         16,592           698,689
Robert Half International Inc./1/                   35,635           694,882
Lam Research Corp./1/                               30,798           682,176
Whole Foods Market Inc./1/                          12,340           680,921
Beckman Coulter Inc.                                14,810           674,447
ChoicePoint Inc./1/                                 20,002           670,067
Hilton Hotels Corp.                                 40,562           657,916
Doral Financial Corp.                               13,994           657,718
DST Systems Inc./1/                                 17,364           652,886
IVAX Corp./1/                                       33,009           646,976
Gentex Corp./1/                                     18,465           643,321
Scripps (E.W.) Co. Class A                           7,502           638,420
Chico's FAS Inc./1/                                 20,826           638,109
Amylin Pharmaceuticals Inc./1/                      22,549           636,784
Ball Corp.                                          11,768           635,472
CH Robinson Worldwide Inc.                          17,056           634,654
Darden Restaurants Inc.                             33,264           632,016
Ameritrade Holding Corp./1/                         56,150           631,687
Commerce Bancorp Inc.                               13,130           629,058
Westwood One Inc./1/                                20,731           625,869
NVR Inc./1/                                          1,337           623,710
Fair Isaac Corp.                                    10,578           623,679
Gallagher (Arthur J.) & Co.                         21,884           618,880
Abercrombie & Fitch Co. Class A/1/                  22,268           617,046
Western Digital Corp./1/                            47,674           614,518
Equifax Inc.                                        27,534           613,182
Harman International Industries Inc.                 6,229           612,622
Corinthian Colleges Inc./1/                         10,644           608,411
McCormick & Co. Inc.                                22,019           603,761
Monster Worldwide Inc./1/                           23,600           594,248
Coventry Health Care Inc./1/                        11,166           588,895
Smith International Inc./1/                         16,305           586,654
Symbol Technologies Inc.                            49,068           586,363
Mid Atlantic Medical Services Inc./1/               11,331           582,753
NVIDIA Corp./1/                                     36,404           579,224
SEI Investment Co.                                  17,796           578,370
First Health Group Corp./1/                         21,774           569,390
Iron Mountain Inc./1/                               15,740           565,066
PeopleSoft Inc./1/                                  31,057           564,927
Cephalon Inc./1/                                    12,268           563,347
Eaton Vance Corp.                                   16,794           562,263
WebMD Corp./1/                                      62,930           561,336
Krispy Kreme Doughnuts Inc./1/                      14,457           556,594
Siebel Systems Inc./1/                              57,082           554,837
Rockwell Collins Inc.                               21,924           553,581

116                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Pharmaceutical Resources Inc./1/                     8,098   $       552,446
Fastenal Co.                                        14,527           549,121
Williams-Sonoma Inc./1/                             20,246           546,237
Cognizant Technology Solutions Corp./1/             14,970           545,956
PMC-Sierra Inc./1/                                  41,097           542,111
Michaels Stores Inc.                                13,210           538,440
Universal Health Services Inc. Class B/1/           10,886           538,313
UTStarcom Inc./1/                                   16,878           536,889
Sanmina-SCI Corp./1/                                55,176           535,207
Health Net Inc./1/                                  16,804           532,183
Patterson-UTI Energy Inc./1/                        19,510           528,136
Foundry Networks Inc./1/                            24,506           527,124
Sepracor Inc./1/                                    19,063           524,995
Millipore Corp./1/                                  11,029           507,996
Pall Corp.                                          22,477           504,384
Federated Investors Inc. Class B                    18,008           498,822
Manpower Inc.                                       13,427           498,142
Investors Financial Services Corp.                  15,819           496,717
Solectron Corp./1/                                  84,907           496,706
Millennium Pharmaceuticals Inc./1/                  32,209           495,696
TCF Financial Corp.                                 10,310           494,364
ITT Educational Services Inc./1/                    10,285           492,857
XTO Energy Inc.                                     23,430           491,796
Neuberger Berman Inc.                               11,614           486,278
Cooper Cameron Corp./1/                             10,499           485,159
GTECH Holdings Corp.                                11,320           485,062
ImClone Systems Inc./1/                             12,478           483,148
VeriSign Inc./1/                                    35,486           477,996
Maytag Corp.                                        19,049           475,654
Rent-A-Center Inc./1/                               14,630           472,549
Dow Jones & Co. Inc.                                 9,975           472,316
Network Associates Inc./1/                          33,798           465,060
Zebra Technologies Corp. Class A/1/                  8,982           463,202
DaVita Inc./1/                                      14,478           460,835
Jacobs Engineering Group Inc./1/                    10,096           455,330
Integrated Circuit Systems Inc./1/                  14,883           447,085
Reynolds & Reynolds Co. (The) Class A               16,130           444,381
Education Management Corp./1/                        7,667           442,156
Corporate Executive Board Co. (The)/1/               9,194           431,658
Donaldson Co. Inc.                                   8,004           431,416
ARAMARK Corp. Class B/1/                            17,162           429,565
Waddell & Reed Financial Inc. Class A               18,103           426,688
Pactiv Corp./1/                                     21,025           426,387
Weight Watchers International Inc./1/               10,241           426,026
Outback Steakhouse Inc.                             11,237           425,545
Certegy Inc.                                        13,142           421,990
Applebee's International Inc.                       13,350           420,258
Phelps Dodge Corp./1/                                8,967           419,656
Advance Auto Parts Inc./1/                           5,894           417,885
Lamar Advertising Co./1/                            14,080           413,107
Graco Inc.                                          10,998           412,975
Starwood Hotels & Resorts Worldwide Inc.            11,761           409,283
Cheesecake Factory (The)/1/                         11,249           406,876
Sigma-Aldrich Corp.                                  7,810           405,651
Rite Aid Corp./1/                                   78,573           405,437
Centex Corp.                                         5,161           401,939
Omnicare Inc.                                       11,090           399,905
Herman Miller Inc.                                  17,517           398,862
Edwards Lifesciences Corp./1/                       14,667           397,182
Chesapeake Energy Corp.                             36,818           396,898
L-3 Communications Holdings Inc./1/                  9,147           395,608
Fisher Scientific International Inc./1/              9,920           393,725
Polaris Industries Inc.                              5,307           393,514
SICOR Inc./1/                                       19,859           382,882
Stericycle Inc./1/                                   8,096           381,888
Popular Inc.                                         9,390           373,722
Entercom Communications Corp./1/                     8,338           373,709
Leggett & Platt Inc.                                17,216           372,382
Macromedia Inc./1/                                  14,960           370,110
E*TRADE Group Inc./1/                               39,860           369,104
Brown & Brown Inc.                                  11,961           368,160
Emulex Corp./1/                                     14,354           365,596
Steris Corp./1/                                     15,782           363,302
Medicis Pharmaceutical Corp. Class A                 6,186           362,500
Apria Healthcare Group Inc./1/                      13,231           362,265
Pixar Inc./1/                                        5,396           359,158

SCHEDULES OF INVESTMENTS                                                     117
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
North Fork Bancorp Inc.                             10,241   $       355,875
Ruby Tuesday Inc.                                   14,677           353,862
ENSCO International Inc.                            13,150           352,683
Henry Schein Inc./1/                                 6,203           351,710
ResMed Inc./1/                                       7,981           351,004
Intersil Corp. Class A/1/                           14,687           349,551
Alliant Techsystems Inc./1/                          7,217           346,777
International Flavors & Fragrances Inc.             10,462           346,083
CIENA Corp./1/                                      57,467           339,630
Respironics Inc./1/                                  8,108           338,752
Charles River Laboratories International
 Inc./1/                                            11,027           338,419
BISYS Group Inc. (The)/1/                           25,617           336,864
Rambus Inc./1/                                      19,916           334,190
Dover Corp.                                          9,256           327,385
DeVry Inc./1/                                       13,821           327,005
Cree Inc./1/                                        17,616           326,248
Pier 1 Imports Inc.                                 16,947           326,060
Advanced Micro Devices Inc./1/                      29,140           323,745
Ceridian Corp./1/                                   17,356           323,169
IDEXX Laboratories Inc./1/                           7,544           320,545
Silicon Laboratories Inc./1/                         6,997           314,515
Amkor Technology Inc./1/                            22,021           312,918
Providian Financial Corp./1/                        26,119           307,943
Autoliv Inc.                                        10,152           306,286
Cablevision Systems Corp./1/                        16,886           305,637
Red Hat Inc./1/                                     30,204           305,060
Performance Food Group Co./1/                        7,470           304,104
99 Cents Only Stores/1/                              9,365           302,864
Mettler Toledo International Inc./1/                 8,392           301,692
FMC Technologies Inc./1/                            14,068           301,337
Wiley (John) & Sons Inc. Class A                    11,545           300,055
National Instruments Corp.                           7,422           298,735
Dial Corp. (The)                                    13,790           297,037
Affymetrix Inc./1/                                  14,141           296,820
McDATA Corp. Class A/1/                             24,753           296,293
Claire's Stores Inc.                                 8,825           295,284
Cypress Semiconductor Corp./1/                      16,524           292,144
Rowan Companies Inc./1/                             11,814           290,388
NetScreen Technologies Inc./1/                      13,045           289,990
ADTRAN Inc.                                          4,733           289,565
Comverse Technology Inc./1/                         19,352           289,506
Tenet Healthcare Corp./1/                           19,951           288,890
LSI Logic Corp./1/                                  32,037           288,013
O'Reilly Automotive Inc./1/                          7,815           287,358
Xerox Corp./1/                                      27,905           286,305
Navistar International Corp./1/                      7,663           285,677
International Rectifier Corp./1/                     7,585           283,982
Mohawk Industries Inc./1/                            3,928           280,145
Henry (Jack) & Associates Inc.                      16,057           279,231
Whirlpool Corp.                                      4,113           278,738
Pharmaceutical Product Development
 Inc./1/                                            11,595           278,164
Tellabs Inc./1/                                     40,281           273,508
Getty Images Inc./1/                                 7,717           271,330
Coca-Cola Enterprises Inc.                          14,142           269,547
Qwest Communications International
 Inc./1/                                            77,243           262,626
Station Casinos Inc.                                 8,560           261,936
Varco International Inc./1/                         15,243           257,759
Storage Technology Corp./1/                         10,571           255,184
International Speedway Corp. Class A                 5,787           253,991
Avocent Corp./1/                                     8,296           251,286
St. Joe Company (The)                                7,794           250,031
Andrx Group/1/                                      13,444           248,848
SouthTrust Corp.                                     8,413           247,258
Viad Corp.                                          10,352           247,206
Triad Hospitals Inc./1/                              8,159           247,054
King Pharmaceuticals Inc./1/                        16,278           246,612
University of Phoenix Online/1/                      3,673           244,548
Amphenol Corp. Class A/1/                            4,659           242,501
CBRL Group Inc.                                      6,722           238,497
Total System Services Inc.                           8,974           236,465
Renal Care Group Inc./1/                             6,876           234,815
Mandalay Resort Group                                5,886           233,144
Hillenbrand Industries Inc.                          4,033           227,542
Grant Prideco Inc./1/                               22,279           227,023
Protein Design Labs Inc./1/                         16,369           226,874
Global Payments Inc.                                 6,269           225,684
Telephone & Data Systems Inc.                        3,948           223,220

118                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Cadence Design Systems Inc./1/                      16,595   $       222,373
Harte-Hanks Inc.                                    12,018           221,612
Key Energy Services Inc./1/                         22,931           221,284
BlackRock Inc.                                       4,476           219,324
HON Industries Inc.                                  5,908           218,360
Noble Energy Inc.                                    5,598           214,403
Friedman, Billings, Ramsey Group, Inc.
 Class A                                            12,389           213,710
Meredith Corp.                                       4,606           212,659
Maxtor Corp./1/                                     17,432           212,147
Human Genome Sciences Inc./1/                       15,526           212,085
Bio-Rad Laboratories Inc. Class A/1/                 4,144           211,344
Church & Dwight Co. Inc.                             6,011           210,325
Novell Inc./1/                                      39,397           209,986
American Tower Corp. Class A/1/                     20,591           208,999
Big Lots Inc./1/                                    13,115           207,348
Markel Corp./1/                                        776           207,192
FactSet Research Systems Inc.                        4,650           206,227
ICOS Corp./1/                                        5,375           205,970
Washington Post Company (The) Class B                  307           204,155
National-Oilwell Inc./1/                            11,226           203,640
DoubleClick Inc./1/                                 18,883           203,370
Pride International Inc./1/                         11,902           201,739
InterDigital Communications Corp./1/                13,373           200,595
ADC Telecommunications Inc./1/                      85,910           200,170
Brocade Communications Systems Inc./1/              37,532           195,917
Hudson City Bancorp Inc.                             6,352           195,896
MGM Grand Inc./1/                                    5,242           191,595
Newfield Exploration Co./1/                          4,895           188,800
Allied Waste Industries Inc./1/                     17,430           188,244
Swift Transportation Co. Inc./1/                     8,241           186,988
Timberland Co. Class A/1/                            4,373           186,552
Invitrogen Corp./1/                                  3,134           181,741
Atmel Corp./1/                                      45,019           180,526
Del Monte Foods Co./1/                              20,671           180,044
Harris Corp.                                         5,014           179,451
Regis Corp.                                          5,546           178,027
Thermo Electron Corp./1/                             8,202           177,983
Edwards (A.G.) Inc.                                  4,625           177,646
Knight Ridder Inc.                                   2,643           176,288
Energizer Holdings Inc./1/                           4,794           176,275
HCC Insurance Holdings Inc.                          6,049           175,905
Advanced Fibre Communications Inc./1/                8,346           175,016
Tidewater Inc.                                       6,140           173,762
Talbots Inc. (The)                                   4,976           173,414
PerkinElmer Inc.                                    11,323           173,355
Columbia Sportswear Co./1/                           3,278           172,914
Acxiom Corp./1/                                     10,781           169,909
LeapFrog Enterprises Inc./1/                         4,389           166,782
United Defense Industries Inc./1/                    5,780           164,094
Polycom Inc./1/                                      9,650           160,286
Endo Pharmaceuticals Holdings Inc./1/                7,829           160,103
Applied Micro Circuits Corp./1/                     32,646           158,986
Neurocrine Biosciences Inc./1/                       3,201           158,513
Marvel Enterprises Inc./1/                           7,104           158,064
Fairchild Semiconductor International
 Inc. Class A/1/                                     9,399           155,835
Constellation Brands Inc./1/                         5,067           154,493
SPX Corp./1/                                         3,346           151,507
First Bancorp                                        4,905           150,829
CheckFree Corp./1/                                   7,506           150,120
Hunt (J.B.) Transport Services Inc./1/               5,640           146,753
Northern Trust Corp.                                 3,440           145,994
Valley National Bancorp                              5,243           145,965
Nextel Partners Inc. Class A/1/                     18,545           145,578
American Pharmaceutical Partners Inc./1/             4,386           137,501
Watson Pharmaceuticals Inc./1/                       3,281           136,785
Belo (A.H.) Corp.                                    5,379           130,441
Agilent Technologies Inc./1/                         5,863           129,631
Nuveen Investments Inc. Class A                      4,653           127,957
Wendy's International Inc.                           3,955           127,746
Community Health Systems Inc./1/                     5,821           126,316
Integrated Device Technology Inc./1/                10,159           126,175
Radio One Inc. Class D/1/                            8,703           124,975
AMETEK Inc.                                          2,901           124,337
RealNetworks Inc./1/                                18,910           123,860
Chelsea Property Group Inc.                          2,503           119,894
AmeriCredit Corp./1/                                11,440           117,832

SCHEDULES OF INVESTMENTS                                                     119
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Lennar Corp. Class A                                 1,506   $       117,152
Manor Care Inc.                                      3,849           115,470
Diamond Offshore Drilling Inc.                       5,978           114,180
ICN Pharmaceuticals Inc.                             6,632           113,805
Cox Radio Inc. Class A/1/                            4,864           106,376
Eon Labs Inc./1/                                     2,757           105,731
IDT Corp./1/                                         5,897           104,259
West Corp./1/                                        4,307           102,464
Hewitt Associates Inc. Class A/1/                    4,169           101,515
Alliance Data Systems Corp./1/                       3,733            98,551
Westamerica Bancorp                                  2,118            94,145
Werner Enterprises Inc.                              4,069            93,221
Hovnanian Enterprises Inc. Class A/1/                1,439            92,628
CONSOL Energy Inc.                                   4,969            92,324
MSC Industrial Direct Co. Inc. Class A               4,401            91,761
Mills Corp.                                          2,330            91,685
Worthington Industries Inc.                          7,212            90,583
Radian Group Inc.                                    2,033            90,265
Tektronix Inc./1/                                    3,629            89,818
Arrow Electronics Inc./1/                            4,864            89,449
D.R. Horton Inc.                                     2,639            86,295
Pioneer Natural Resources Co./1/                     3,369            85,775
Brown-Forman Corp. Class B                           1,076            85,133
Convergys Corp./1/                                   4,624            84,804
Crown Castle International Corp./1/                  8,926            83,994
Ambac Financial Group Inc.                           1,288            82,432
Chicago Mercantile Exchange Holdings Inc.            1,145            78,787
BearingPoint Inc./1/                                 9,650            77,007
First Tennessee National Corp.                       1,773            75,282
Interpublic Group of Companies Inc.                  5,112            72,181
Borders Group Inc./1/                                3,814            72,161
Mercantile Bankshares Corp.                          1,800            72,000
Cousins Properties Inc.                              2,548            70,707
Reebok International Ltd.                            2,098            70,136
Timken Co. (The)                                     4,400            67,056
Interactive Data Corp./1/                            4,077            64,417
Delphi Corp.                                         6,408            57,992
MEMC Electronics Materials Inc./1/                   5,190            56,623
Vulcan Materials Co.                                 1,372            54,757
Pentair Inc.                                         1,332            53,107
Wynn Resorts Ltd./1/                                 2,921            53,104
Blockbuster Inc.                                     2,495            52,395
Scotts Co. (The) Class A/1/                            932            50,980
Alberto-Culver Co. Class B                             861            50,644
LaBranche & Co. Inc.                                 3,410            49,786
Florida Rock Industries Inc.                           960            47,616
Fluor Corp.                                          1,242            46,364
Entravision Communications Corp./1/                  4,805            45,647
Barnes & Noble Inc./1/                               1,685            42,816
Westport Resources Corp./1/                          1,799            42,348
United States Cellular Corp./1/                      1,383            40,245
LNR Property Corp.                                     962            39,394
Valspar Corp. (The)                                    777            36,247
Hudson United Bancorp                                1,013            35,627
Southern Peru Copper Corp.                           1,467            32,450
Bausch & Lomb Inc.                                     731            32,274
Transatlantic Holdings Inc.                            419            29,799
Compuware Corp./1/                                   5,489            29,421
Autodesk Inc.                                        1,693            28,815
Jeffries Group Inc.                                    968            27,830
Apogent Technologies Inc./1/                         1,333            27,806
Berkley (W.R.) Corp.                                   778            26,654
IndyMac Bancorp Inc.                                 1,141            26,437
Cabot Corp.                                            891            25,402
Tootsie Roll Industries Inc.                           807            25,017
Gemstar-TV Guide International Inc./1/               4,877            23,068
WellChoice Inc./1/                                     723            21,784
Erie Indemnity Co. Class A                             502            19,528
La-Z-Boy Inc.                                          829            18,404
UnitedGlobalCom Inc. Class A/1/                      2,261            13,815
Polo Ralph Lauren Corp.                                505            13,544
Scholastic Corp./1/                                    463            13,330
TOTAL COMMON STOCKS
 (COST: $223,669,224)                                            239,855,315

120                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.17%

MONEY MARKET FUNDS - 5.52%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/2/,/3/                    8,854,400   $     8,854,400
Barclays Global Investors Funds
  Prime Money Market Fund, Institutional
  Shares/2/,/3/                                  3,202,053         3,202,053
BlackRock Temp Cash Money
  Market Fund/2/                                   142,242           142,242
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/2/          754,961           754,961
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/2/                          291,096           291,096
                                                                  13,244,752

FLOATING RATE NOTES - 2.11%
Beta Finance Inc.
  1.08%, 05/20/04/2/                       $       145,548           145,534
  1.08%, 09/15/04/2/                               291,096           291,068
  1.17%, 08/23/04/2/                               145,548           145,660
CC USA Inc.
  1.06%, 05/24/04/2/                               291,096           291,077
  1.08%, 04/19/04/2/                               128,082           128,079
  1.12%, 07/15/04/2/                               145,548           145,589
Dorada Finance Inc.
  1.08%, 05/20/04/2/                               291,096           291,068
  1.24%, 08/09/04/2/                                72,774            72,765
Five Finance Inc.
  1.09%, 04/15/04/2/                               145,548           145,548
HBOS Treasury Services PLC
  1.13%, 06/24/08/2/                               291,096           291,096
Holmes Financing PLC
  1.08%, 04/15/04/2/                                58,219            58,219
K2 USA LLC
  1.08%, 08/16/04/2/                                72,774            72,764
  1.08%, 09/27/04/2/                               314,383           314,337
  1.09%, 04/13/04/2/                               145,548           145,544

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
  1.09%, 05/17/04/2/                       $       145,548   $       145,543
Links Finance LLC
  1.05%, 07/20/04/2/                               116,438           116,420
  1.08%, 05/04/04/2/                               145,548           145,544
  1.08%, 06/28/04/2/                               145,548           145,526
  1.09%, 03/29/04/2/                               145,548           145,548
Nationwide Building Society
  1.08%, 07/23/04/2/                               218,322           218,322
Sigma Finance Inc.
  1.05%, 07/20/04/2/                               145,548           145,525
  1.07%, 10/15/03/2/                               291,096           291,095
  1.07%, 07/01/04/2/                               145,548           145,521
  1.24%, 08/06/04/2/                                72,774            72,768
Tango Finance Corp.
  1.05%, 07/15/04/2/                                87,329            87,306
  1.06%, 07/06/04/2/                                87,329            87,322
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                               145,548           145,520
White Pine Finance LLC
  1.08%, 05/17/04/2/                               174,657           174,657
  1.08%, 07/06/04/2/                               174,657           174,645
  1.08%, 08/26/04/2/                               145,548           145,528
  1.09%, 04/20/04/2/                               145,548           145,548
                                                                   5,070,686

COMMERCIAL PAPER - 1.10%
Amsterdam Funding Corp.
  1.06%, 10/16/03/2/                               138,270           138,206
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/2/                               145,548           145,480
Edison Asset Securitization
  1.07%, 10/23/03/2/                               273,630           273,451
Gemini Securitization Corp.
  1.05%, 10/17/03/2/                               101,884           101,836
Greenwich Funding Corp.
  1.06%, 10/16/03/2/                               171,746           171,671
Jupiter Securitization Corp.
  1.05%, 10/20/03/2/                               145,548           145,467
New Center Asset Trust
  1.06%, 10/22/03/2/                               145,548           145,458

SCHEDULES OF INVESTMENTS                                                     121
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Park Avenue Receivables Corp.
  1.05%, 10/20/03/2/                       $       145,548   $       145,467
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/2/                               145,548           145,518
Receivables Capital Corp.
  1.05%, 10/15/03/2/                                97,831            97,792
Sydney Capital Corp.
  1.07%, 10/17/03/2/                               117,894           117,838
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/2/                               291,096           291,037
  1.05%, 10/15/03/2/                               145,548           145,488
  1.11%, 10/01/03/2/                               582,191           582,191
                                                                   2,646,900

TIME DEPOSITS - 0.34%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/2/                               145,548           145,548
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/2/                                72,774            72,774
  1.08%, 10/30/03/2/                               116,438           116,438
  1.37%, 08/26/04/2/                               291,096           291,096
Toronto-Dominion Bank
  1.33%, 08/23/04/2/                               189,212           189,127
                                                                     814,983

REPURCHASE AGREEMENTS - 0.10%
Lehman Brothers Inc.
  1.10%, 10/01/03/2/                               232,877           232,877
                                                                     232,877
TOTAL SHORT TERM INVESTMENTS
  (Cost: $22,010,198)                                             22,010,198

TOTAL INVESTMENTS IN SECURITIES - 109.13%
  (Cost $245,679,422)                                            261,865,513
Other Assets, Less Liabilities - (9.13%)                         (21,909,059)
                                                             ---------------
NET ASSETS - 100.00%                                         $   239,956,454
                                                             ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

122                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.89%
Sears, Roebuck and Co.                              35,642   $     1,558,625
Safeway Inc./1/                                     57,173         1,311,549
Agilent Technologies Inc./1/                        57,868         1,279,461
PG&E Corp./1/                                       53,009         1,266,915
Hancock (John) Financial Services Inc.              37,369         1,263,072
Countrywide Financial Corp.                         15,908         1,245,278
Public Service Enterprise Group Inc.                29,263         1,229,046
Electronic Data Systems Corp.                       58,372         1,179,114
Consolidated Edison Inc.                            28,927         1,179,065
SouthTrust Corp.                                    39,540         1,162,081
Lucent Technologies Inc./1/                        535,441         1,156,553
PPG Industries Inc.                                 21,990         1,148,318
Marathon Oil Corp.                                  40,150         1,144,275
Johnson Controls Inc.                               11,554         1,093,008
Fortune Brands Inc.                                 18,832         1,068,716
PACCAR Inc.                                         14,197         1,060,374
Comerica Inc.                                       22,663         1,056,096
Unocal Corp.                                        33,439         1,053,997
Equity Residential                                  35,322         1,034,228
MBIA Inc.                                           18,580         1,021,343
Federated Department Stores Inc.                    24,191         1,013,603
St. Paul Companies Inc.                             27,225         1,008,142
Northern Trust Corp.                                23,234           986,051
Regions Financial Corp.                             28,788           985,989
TXU Corp.                                           41,688           982,169
Apple Computer Inc./1/                              47,206           973,860
AmSouth Bancorp                                     45,510           965,722
Bear Stearns Companies Inc. (The)                   12,787           956,468
Franklin Resources Inc.                             21,254           939,639
Norfolk Southern Corp.                              50,531           934,823
PPL Corp.                                           22,694           929,319
Marshall & Ilsley Corp.                             29,259           922,244
May Department Stores Co. (The)                     37,250           917,467
Praxair Inc.                                        14,593           904,036
Albertson's Inc.                                    43,946           903,969
Ameren Corp.                                        20,901           896,862
Charter One Financial Inc.                          29,040           888,624
Archer-Daniels-Midland Co.                          66,967           877,937
Computer Sciences Corp./1/                          23,010           864,486
Limited Brands Inc.                                 57,213           862,772
Eaton Corp.                                          9,630           853,411
Cinergy Corp.                                       22,720           833,824
Xerox Corp./1/                                      80,735           828,341
Jefferson-Pilot Corp.                               18,341           813,974
Union Planters Corp.                                25,618           810,554
Lincoln National Corp.                              22,904           810,344
CIGNA Corp.                                         18,136           809,772
Monsanto Co.                                        33,806           809,316
CSX Corp.                                           27,588           806,949
DTE Energy Co.                                      21,669           799,369
Xcel Energy Inc.                                    51,518           796,983
Corning Inc./1/                                     84,006           791,337
Georgia-Pacific Corp.                               32,349           784,140
Eastman Kodak Co.                                   36,923           773,168
Constellation Energy Group Inc.                     21,376           764,833
UST Inc.                                            21,649           761,612
Dover Corp.                                         21,204           749,985
Penney (J.C.) Co. Inc. (Holding Co.)                35,082           749,702
Simon Property Group Inc.                           16,974           739,727
CIT Group Inc.                                      25,638           737,349
Tenet Healthcare Corp./1/                           49,681           719,381
Genuine Parts Co.                                   22,454           718,079
KeySpan Corp.                                       20,320           712,826
Cincinnati Financial Corp.                          17,608           703,616
Sovereign Bancorp Inc.                              37,904           703,119
Edison International/1/                             36,743           701,791
Sempra Energy                                       23,608           693,131
Aetna Inc.                                          11,299           689,578
AON Corp.                                           32,855           685,027
Parker Hannifin Corp.                               15,270           682,569
Rohm & Haas Co.                                     20,391           682,079
Loews Corp.                                         16,893           681,970
NiSource Inc.                                       33,865           676,623
Interpublic Group of Companies Inc.                 47,685           673,312
General Growth Properties Inc.                       9,276           665,089
MeadWestvaco Corp.                                  25,892           660,246
National Commerce Financial Corp.                   26,435           657,703
First Tennessee National Corp.                      15,351           651,803
Zions Bancorporation                                11,641           650,150

SCHEDULES OF INVESTMENTS                                                     123
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc.            18,358   $       638,858
ProLogis                                            21,082           637,730
Ambac Financial Group Inc.                           9,929           635,456
Williams Companies Inc.                             67,075           631,847
CenturyTel Inc.                                     18,484           626,423
Dean Foods Co./1/                                   20,097           623,610
Archstone-Smith Trust                               23,535           620,853
Torchmark Corp.                                     14,996           609,437
Knight Ridder Inc.                                   9,122           608,437
Plum Creek Timber Co. Inc.                          23,634           601,249
Banknorth Group Inc.                                21,011           592,930
SAFECO Corp.                                        16,734           590,041
Avaya Inc./1/                                       54,102           589,712
Textron Inc.                                        14,828           584,965
Huntington Bancshares Inc.                          29,532           584,438
Kerr-McGee Corp.                                    13,025           581,436
Murphy Oil Corp.                                     9,884           580,685
Compass Bancshares Inc.                             16,407           567,354
Valero Energy Corp.                                 14,805           566,587
El Paso Corp.                                       77,587           566,385
Scientific-Atlanta Inc.                             18,162           565,746
Rockwell Automation Inc.                            21,396           561,645
Office Depot Inc./1/                                39,922           560,904
UNUMProvident Corp.                                 37,175           549,075
Micron Technology Inc./1/                           39,602           531,459
Delphi Corp.                                        58,564           530,004
Old Republic International Corp.                    15,594           516,005
North Fork Bancorp Inc.                             14,732           511,937
Duke Realty Corp.                                   17,486           510,591
McKesson Corp.                                      15,240           507,340
Watson Pharmaceuticals Inc./1/                      12,141           506,158
Public Storage Inc.                                 12,887           505,557
iStar Financial Inc.                                12,865           501,092
Vornado Realty Trust                                10,426           500,865
SCANA Corp.                                         14,338           491,077
Kimco Realty Corp.                                  11,909           487,912
Radian Group Inc.                                   10,963           486,757
MGIC Investment Corp.                                9,338           486,230
Fidelity National Financial Inc.                    16,156           485,649
Popular Inc.                                        12,102           481,660
Apartment Investment & Management Co.
 Class A                                            12,173           479,129
Smurfit-Stone Container Corp.                       31,825           476,739
Diebold Inc.                                         9,350           473,577
Liz Claiborne Inc.                                  13,886           472,818
Marriott International Inc. Class A                 10,984           472,642
Sherwin-Williams Co. (The)                          15,961           469,413
Grainger (W.W.) Inc.                                 9,833           467,559
PeopleSoft Inc./1/                                  25,666           466,865
Lennar Corp. Class A                                 5,984           465,495
Amerada Hess Corp.                                   9,291           465,479
Jones Apparel Group Inc.                            15,546           465,292
Qwest Communications
  International Inc./1/                            136,561           464,307
Nucor Corp.                                         10,107           463,709
Vulcan Materials Co.                                11,596           462,796
Wisconsin Energy Corp.                              15,042           459,834
GreenPoint Financial Corp.                          15,347           458,261
D.R. Horton Inc.                                    13,952           456,230
Whirlpool Corp.                                      6,656           451,077
Republic Services Inc.                              19,643           444,718
Janus Capital Group Inc.                            31,006           433,154
R.J. Reynolds Tobacco Holdings Inc.                 10,901           431,026
Pulte Homes Inc.                                     6,296           428,191
Lear Corp./1/                                        8,099           426,331
Energy East Corp.                                   18,813           421,976
Rouse Co. (The)                                     10,021           417,876
VF Corp.                                            10,629           413,574
SUPERVALU Inc.                                      17,283           412,372
Citizens Communications Co./1/                      36,743           411,889
Hibernia Corp. Class A                              20,296           411,197
Clorox Co.                                           8,958           410,903
Engelhard Corp.                                     14,817           409,986
Wendy's International Inc.                          12,636           408,143
Centex Corp.                                         5,211           405,833
Coca-Cola Enterprises Inc.                          21,252           405,063
Sunoco Inc.                                          9,974           401,154
ServiceMaster Co. (The)                             38,644           396,487
AutoNation Inc./1/                                  22,549           395,509
Boston Properties Inc.                               8,977           390,230
PMI Group Inc. (The)                                11,504           388,260

124                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Host Marriott Corp./1/                              36,105   $       387,407
Pinnacle West Capital Corp.                         10,751           381,660
Tyson Foods Inc. Class A                            27,008           381,623
Pitney Bowes Inc.                                    9,900           379,368
SPX Corp./1/                                         8,359           378,496
Humana Inc./1/                                      20,895           377,155
Liberty Property Trust                              10,171           376,124
AvalonBay Communities Inc.                           7,947           371,920
Mercantile Bankshares Corp.                          9,285           371,400
Hershey Foods Corp.                                  5,090           369,941
Sabre Holdings Corp.                                17,204           369,714
Level 3 Communications Inc./1/                      68,123           369,227
Fluor Corp.                                          9,881           368,858
AmerisourceBergen Corp.                              6,820           368,621
American Power Conversion Corp.                     21,486           368,270
Health Care Property Investors Inc.                  7,864           367,249
Goodrich (B.F.) Co.                                 15,144           367,091
Pogo Producing Co.                                   8,020           363,146
Allied Capital Corp.                                14,678           360,932
Thermo Electron Corp./1/                            16,600           360,220
Vishay Intertechnology Inc./1/                      20,503           359,213
Hilton Hotels Corp.                                 22,133           358,997
Sanmina-SCI Corp./1/                                36,665           355,651
NCR Corp./1/                                        11,189           354,579
Pepco Holdings Inc.                                 20,248           349,885
Cadence Design Systems Inc./1/                      25,845           346,323
Pioneer Natural Resources Co./1/                    13,546           344,881
King Pharmaceuticals Inc./1/                        22,571           341,951
Donnelley (R.R.) & Sons Co.                         13,715           341,092
Leggett & Platt Inc.                                15,693           339,440
Hasbro Inc.                                         18,078           337,697
Associated Bancorp                                   8,894           336,193
Eastman Chemical Co.                                10,016           335,536
Commerce Bancshares Inc.                             7,637           334,119
UnionBanCal Corp.                                    6,714           333,014
Equitable Resources Inc.                             8,091           332,540
Park Place Entertainment Corp./1/                   36,900           332,469
Toys R Us Inc./1/                                   27,613           332,184
ENSCO International Inc.                            12,362           331,549
Solectron Corp./1/                                  56,493           330,484
Questar Corp.                                       10,710           329,975
NSTAR                                                6,860           325,850
MDU Resources Group Inc.                             9,621           324,997
Advanced Micro Devices Inc./1/                      29,111           323,423
CenterPoint Energy Inc.                             35,106           321,922
Washington Post Company (The) Class B                  479           318,535
TECO Energy Inc.                                    22,850           315,787
Mohawk Industries Inc./1/                            4,360           310,955
Astoria Financial Corp.                             10,022           309,680
KB Home                                              5,186           309,397
Convergys Corp./1/                                  16,804           308,185
Alliant Energy Corp.                                13,985           307,670
Nordstrom Inc.                                      12,333           305,982
ALLETE Inc.                                         11,172           305,889
AMB Property Corp.                                   9,755           300,552
Dana Corp.                                          19,261           297,197
Brown-Forman Corp. Class B                           3,734           295,434
Foot Locker Inc.                                    18,183           294,565
Developers Diversified Realty Corp.                  9,846           294,100
Mack-Cali Realty Corp.                               7,496           293,843
Northeast Utilities                                 16,390           293,709
Millennium Pharmaceuticals Inc./1/                  19,047           293,133
Temple-Inland Inc.                                   6,025           292,514
New Plan Excel Realty Trust                         12,512           291,530
Manor Care Inc.                                      9,709           291,270
Ashland Inc.                                         8,833           290,164
Valspar Corp. (The)                                  6,183           288,437
Deluxe Corp.                                         7,177           288,085
Rockwell Collins Inc.                               11,362           286,891
Alberto-Culver Co. Class B                           4,861           285,924
Bausch & Lomb Inc.                                   6,431           283,929
New York Times Co. Class A                           6,533           283,924
Brunswick Corp.                                     10,950           281,196
Energizer Holdings Inc./1/                           7,642           280,996
DPL Inc.                                            16,378           280,883
Bowater Inc.                                         6,674           280,708
Phelps Dodge Corp./1/                                5,993           280,472
Edwards (A.G.) Inc.                                  7,268           279,164
Catellus Development Corp./1/                       11,399           278,706
Invitrogen Corp./1/                                  4,780           277,192
3Com Corp./1/                                       46,687           275,454

SCHEDULES OF INVESTMENTS                                                     125
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Fulton Financial Corp.                              13,666   $       274,413
Newell Rubbermaid Inc.                              12,657           274,277
Berkley (W.R.) Corp.                                 7,972           273,121
Puget Energy Inc.                                   12,144           272,390
Great Plains Energy Inc.                             8,961           271,698
Constellation Brands Inc./1/                         8,841           269,562
Smucker (J.M.) Co. (The)                             6,383           269,107
Bemis Co.                                            6,074           269,078
NTL Inc./1/                                          5,697           268,443
City National Corp.                                  5,253           267,693
Weingarten Realty Investors                          5,948           267,660
Hospitality Properties Trust                         7,588           266,187
United Dominion Realty Trust Inc.                   14,384           263,371
Bank of Hawaii Corp.                                 7,817           262,495
Wilmington Trust Corp.                               8,509           261,737
Sigma-Aldrich Corp.                                  5,024           260,947
Sonoco Products Co.                                 11,874           260,634
Valley National Bancorp                              9,306           259,079
LSI Logic Corp./1/                                  28,743           258,400
Avnet Inc./1/                                       15,494           255,961
Sky Financial Group Inc.                            11,275           253,800
Macerich Co. (The)                                   6,720           253,680
OGE Energy Corp.                                    11,135           251,540
Stanley Works (The)                                  8,450           249,444
Compuware Corp./1/                                  46,428           248,854
Cullen/Frost Bankers Inc.                            6,660           247,952
United States Steel Corp.                           13,468           247,542
Hillenbrand Industries Inc.                          4,381           247,176
FirstMerit Corp.                                     9,988           247,103
Telephone & Data Systems Inc.                        4,367           246,910
Protective Life Corp.                                8,218           245,307
Providian Financial Corp./1/                        20,183           237,958
Precision Castparts Corp.                            6,773           237,732
Ryland Group Inc.                                    3,251           237,681
Webster Financial Corp.                              5,903           235,412
BorgWarner Inc.                                      3,465           235,100
Hubbell Inc. Class B                                 6,407           233,791
AGL Resources Inc.                                   8,278           233,191
Intersil Corp. Class A/1/                            9,791           233,026
Martin Marietta Materials Inc.                       6,340           231,093
Apogent Technologies Inc./1/                        11,026           230,002
Autodesk Inc.                                       13,459           229,072
Circuit City Stores Inc.                            24,005           228,768
Colonial BancGroup Inc. (The)                       15,841           228,744
Washington Federal Inc.                              9,018           227,344
Philadelphia Suburban Corp.                          9,440           227,315
Calpine Corp./1/                                    46,334           226,573
Pentair Inc.                                         5,663           225,784
Nationwide Financial Services Inc.                   7,193           225,429
Vectren Corp.                                        9,541           225,358
Belo (A.H.) Corp.                                    9,200           223,100
Lee Enterprises Inc.                                 5,755           222,546
Harrah's Entertainment Inc.                          5,258           221,414
Hormel Foods Corp.                                   9,625           221,182
Siebel Systems Inc./1/                              22,678           220,430
Independence Community Bank Corp.                    6,308           220,338
MGM Grand Inc./1/                                    6,013           219,775
BancorpSouth Inc.                                   10,035           219,766
Rayonier Inc.                                        5,398           219,159
Pan Pacific Retail Properties Inc.                   5,095           219,085
PacifiCare Health Systems Inc./1/                    4,479           218,575
Ryder System Inc.                                    7,417           217,466
Lubrizol Corp.                                       6,673           216,539
StanCorp Financial Group Inc.                        3,769           216,529
First American Corp.                                 8,691           216,406
Tellabs Inc./1/                                     31,612           214,645
Cabot Corp.                                          7,507           214,025
Thornburg Mortgage Inc.                              8,445           213,912
BRE Properties Inc. Class A                          6,449           212,688
Roslyn Bancorp Inc.                                  9,046           212,400
Tech Data Corp./1/                                   6,838           210,952
Harris Corp.                                         5,877           210,338
Lyondell Chemical Co.                               16,426           209,924
Snap-On Inc.                                         7,541           208,509
Sirius Satellite Radio Inc./1/                     113,458           207,628
Hawaiian Electric Industries Inc.                    4,751           206,811
Smithfield Foods Inc./1/                            10,726           205,939
Autoliv Inc.                                         6,821           205,790
Federal Realty Investment Trust                      5,582           205,753
Arden Realty Inc.                                    7,360           205,491
E*TRADE Group Inc./1/                               22,175           205,340

126                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
FNB Corp. (Florida)                                  5,938   $       204,861
CenterPoint Properties Corp.                         2,986           203,376
Storage Technology Corp./1/                          8,408           202,969
Shurgard Storage Centers Inc. Class A                5,721           201,951
CNF Inc.                                             6,299           201,883
L-3 Communications Holdings Inc./1/                  4,659           201,502
XTO Energy Inc.                                      9,577           201,021
CarrAmerica Realty Corp.                             6,725           200,741
Nicor Inc.                                           5,705           200,474
Harsco Corp.                                         5,211           200,467
Leucadia National Corp.                              5,294           200,378
XM Satellite Radio Holdings Inc.
 Class A/1/                                         12,849           199,545
Annaly Mortgage Management Inc.                     12,102           198,715
Teleflex Inc.                                        4,568           198,388
Tektronix Inc./1/                                    8,013           198,322
Cummins Inc.                                         4,463           198,291
Maxtor Corp./1/                                     16,207           197,239
RPM International Inc.                              14,918           194,829
National Fuel Gas Co.                                8,518           194,636
ONEOK Inc.                                           9,622           194,076
Neiman-Marcus Group Inc. Class A/1/                  4,615           192,445
Peoples Energy Corp.                                 4,636           191,838
Pactiv Corp./1/                                      9,346           189,537
Omnicare Inc.                                        5,256           189,531
TCF Financial Corp.                                  3,943           189,067
Delta Air Lines Inc.                                13,989           186,054
Saks Inc./1/                                        16,060           185,172
MONY Group Inc. (The)                                5,664           184,363
Toll Brothers Inc./1/                                6,045           183,889
Old National Bancorp                                 8,222           183,762
Markel Corp./1/                                        685           182,895
Hudson United Bancorp                                5,195           182,708
Raymond James Financial Inc.                         5,009           182,077
New York Community Bancorp Inc.                      5,742           180,930
Coors (Adolf) Company Class B                        3,352           180,204
Reebok International Ltd.                            5,377           179,753
Arrow Electronics Inc./1/                            9,760           179,486
First Midwest Bancorp Inc.                           6,041           179,478
Cytec Industries Inc./1/                             4,914           179,361
Unitrin Inc.                                         5,884           179,227
Transatlantic Holdings Inc.                          2,516           178,938
Reliant Resources Inc./1/                           34,858           178,473
Realty Income Corp.                                  4,471           177,275
Ingram Micro Inc. Class A/1/                        13,523           176,475
Service Corp. International/1/                      38,320           175,122
Whitney Holding Corp.                                5,144           174,896
American Capital Strategies Ltd.                     6,999           173,995
McCormick & Co. Inc.                                 6,318           173,240
Noble Energy Inc.                                    4,521           173,154
Hudson City Bancorp Inc.                             5,611           173,043
CIENA Corp./1/                                      29,214           172,655
Trustmark Corp.                                      6,342           172,058
Healthcare Realty Trust Inc.                         5,355           171,253
WGL Holdings Inc.                                    6,203           171,079
HRPT Properties Trust                               18,683           170,763
Carlisle Companies Inc.                              3,908           170,467
WPS Resources Corp.                                  4,116           169,579
Helmerich & Payne Inc.                               6,487           169,570
Camden Property Trust                                4,372           168,016
Park National Corp.                                  1,484           166,060
Triad Hospitals Inc./1/                              5,429           164,390
AptarGroup Inc.                                      4,414           161,950
HON Industries Inc.                                  4,379           161,848
Forest City Enterprises Inc. Class A                 3,690           161,437
UGI Corp.                                            5,526           159,867
T. Rowe Price Group Inc.                             3,852           158,934
Owens-Illinois Inc./1/                              13,876           158,464
International Rectifier Corp./1/                     4,215           157,810
Piedmont Natural Gas Co.                             3,984           155,376
AGCO Corp./1/                                        9,063           155,340
Ethan Allen Interiors Inc.                           4,293           154,548
Chelsea Property Group Inc.                          3,212           153,855
Crane Co.                                            6,565           153,687
Borders Group Inc./1/                                8,111           153,460
Mercury General Corp.                                3,421           153,192
Imation Corp.                                        4,685           152,965
La-Z-Boy Inc.                                        6,887           152,891
IndyMac Bancorp Inc.                                 6,569           152,204
Metro-Goldwyn-Mayer Inc./1/                          9,838           150,915
ICOS Corp./1/                                        3,921           150,253

SCHEDULES OF INVESTMENTS                                                     127
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Crescent Real Estate Equities Co.                   10,290   $       149,205
Provident Financial Group Inc.                       5,310           148,468
Duquesne Light Holdings Inc.                         9,527           147,668
Comverse Technology Inc./1/                          9,835           147,132
Packaging Corporation of America/1/                  7,559           146,796
Furniture Brands International Inc./1/               6,078           146,480
Readers Digest Association Inc. (The)               10,342           144,685
Jeffries Group Inc.                                  5,018           144,267
ArvinMeritor Inc.                                    8,097           144,208
HCC Insurance Holdings Inc.                          4,910           142,783
Lafarge North America Inc.                           4,076           141,845
Westamerica Bancorp                                  3,186           141,618
United Bancshares Inc.                               4,704           140,885
Lancaster Colony Corp.                               3,534           140,547
Ceridian Corp./1/                                    7,529           140,190
Allied Waste Industries Inc./1/                     12,967           140,044
Advanced Fibre Communications Inc./1/                6,674           139,954
Valassis Communications Inc./1/                      5,288           139,603
Viad Corp.                                           5,835           139,340
Boise Cascade Corp.                                  5,048           139,325
Novell Inc./1/                                      25,950           138,313
Polo Ralph Lauren Corp.                              5,144           137,962
Unisys Corp./1/                                     10,167           137,560
International Bancshares Corp.                       3,318           137,531
American Tower Corp. Class A/1/                     13,535           137,380
McClatchy Co. (The) Class A                          2,296           136,566
IKON Office Solutions Inc.                          18,523           135,403
Airgas Inc.                                          7,604           135,351
ADC Telecommunications Inc./1/                      57,742           134,539
Health Net Inc./1/                                   4,242           134,344
CBL & Associates Properties Inc.                     2,662           132,834
Pride International Inc./1/                          7,787           131,990
Dynegy Inc. Class A/1/                              36,264           130,550
Big Lots Inc./1/                                     8,226           130,053
Downey Financial Corp.                               2,783           130,050
Trizec Properties Inc.                              10,596           129,907
PerkinElmer Inc.                                     8,467           129,630
AmeriCredit Corp./1/                                12,575           129,522
Media General Inc. Class A                           2,113           129,104
Kinder Morgan Inc.                                   2,361           127,518
Scotts Co. (The) Class A/1/                          2,315           126,631
Polycom Inc./1/                                      7,550           125,406
Novellus Systems Inc./1/                             3,693           124,639
Peabody Energy Corp.                                 3,963           124,319
Rowan Companies Inc./1/                              5,035           123,760
Barnes & Noble Inc./1/                               4,861           123,518
Newfield Exploration Co./1/                          3,189           123,000
Erie Indemnity Co. Class A                           3,117           121,251
Atmel Corp./1/                                      30,083           120,633
BearingPoint Inc./1/                                15,071           120,267
Neurocrine Biosciences Inc./1/                       2,396           118,650
Mills Corp.                                          2,977           117,145
Loews Corporation - Carolina Group                   5,092           117,116
M.D.C. Holdings Inc.                                 2,165           116,910
Regency Centers Corp.                                3,167           116,704
Fairchild Semiconductor International
 Inc. Class A/1/                                     7,017           116,342
Gemstar-TV Guide International Inc./1/              24,508           115,923
Tidewater Inc.                                       4,086           115,634
National Semiconductor Corp./1/                      3,511           113,370
Human Genome Sciences Inc./1/                        8,235           112,490
Cypress Semiconductor Corp./1/                       6,285           111,119
Blyth Inc.                                           4,108           110,834
American National Insurance Co.                      1,303           110,820
PepsiAmericas Inc.                                   7,627           110,515
Navistar International Corp./1/                      2,957           110,237
International Flavors & Fragrances Inc.              3,305           109,329
Del Monte Foods Co./1/                              12,467           108,588
Henry Schein Inc./1/                                 1,900           107,730
American Axle & Manufacturing Holdings
 Inc./1/                                             3,635           107,523
Manpower Inc.                                        2,898           107,516
Applied Micro Circuits Corp./1/                     21,994           107,111
Florida Rock Industries Inc.                         2,159           107,086
Mandalay Resort Group                                2,702           107,026
Dial Corp. (The)                                     4,967           106,989
Winn-Dixie Stores Inc.                              10,723           103,477
Integrated Device Technology Inc./1/                 8,187           101,683
Hunt (J.B.) Transport Services Inc./1/               3,904           101,582

128                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Reinsurance Group of America Inc.                    2,487   $       101,345
Premcor Inc./1/                                      4,325           100,210
VeriSign Inc./1/                                     7,316            98,547
Scholastic Corp./1/                                  3,394            97,713
People's Bank                                        3,209            96,077
Avery Dennison Corp.                                 1,898            95,887
CBRL Group Inc.                                      2,674            94,874
ICN Pharmaceuticals Inc.                             5,527            94,843
American Financial Group Inc.                        4,323            94,025
AMETEK Inc.                                          2,192            93,949
Hearst-Argyle Television Inc./1/                     3,849            93,146
Legg Mason Inc.                                      1,281            92,488
AVX Corp.                                            6,643            90,943
Applera Corp. - Applied Biosystems Group             4,004            89,329
Regis Corp.                                          2,705            86,831
Renal Care Group Inc./1/                             2,526            86,263
CheckFree Corp./1/                                   4,311            86,220
Tootsie Roll Industries Inc.                         2,773            85,963
Cousins Properties Inc.                              3,085            85,609
Affiliated Computer Services Inc.
 Class A/1/                                          1,753            85,354
Western Gas Resources Inc.                           2,239            85,082
Synovus Financial Corp.                              3,403            85,041
Radio One Inc. Class D/1/                            5,793            83,187
Hovnanian Enterprises Inc. Class A/1/                1,278            82,265
Alleghany Corp./1/                                     421            82,200
National-Oilwell Inc./1/                             4,460            80,904
Meredith Corp.                                       1,751            80,844
Outback Steakhouse Inc.                              2,123            80,398
BOK Financial Corp./1/                               2,119            79,823
Capitol Federal Financial                            2,700            79,272
LNR Property Corp.                                   1,929            78,993
Performance Food Group Co./1/                        1,932            78,652
Smith International Inc./1/                          2,177            78,328
Emulex Corp./1/                                      3,073            78,269
Equifax Inc.                                         3,418            76,119
Pepsi Bottling Group Inc.                            3,696            76,064
Instinet Group Inc./1/                              15,561            74,210
Darden Restaurants Inc.                              3,875            73,625
Regal Entertainment Group Class A                    3,957            73,600
WellChoice Inc./1/                                   2,429            73,186
Rite Aid Corp./1/                                   14,086            72,684
Community Health Systems Inc./1/                     3,291            71,415
LaBranche & Co. Inc.                                 4,827            70,474
Blockbuster Inc.                                     3,343            70,203
Westport Resources Corp./1/                          2,951            69,467
SunGard Data Systems Inc./1/                         2,612            68,722
IDT Corp./1/                                         3,847            68,015
Diamond Offshore Drilling Inc.                       3,508            67,003
Brocade Communications Systems Inc./1/              12,794            66,785
Steelcase Inc. Class A                               5,523            65,061
Pall Corp.                                           2,822            63,326
CNA Financial Corp./1/                               2,931            61,610
Michaels Stores Inc.                                 1,504            61,303
Ball Corp.                                           1,133            61,182
Wesco Financial Corp.                                  179            60,855
Werner Enterprises Inc.                              2,653            60,780
Student Loan Corp.                                     503            60,023
UnitedGlobalCom Inc. Class A/1/                      9,783            59,774
Jabil Circuit Inc./1/                                2,293            59,733
Worthington Industries Inc.                          4,679            58,768
Timken Co. (The)                                     3,770            57,455
Varco International Inc./1/                          3,374            57,054
Lamar Advertising Co./1/                             1,932            56,685
Molex Inc.                                           1,929            55,150
Crown Castle International Corp./1/                  5,757            54,173
PanAmSat Corp./1/                                    3,679            53,272
First Bancorp                                        1,698            52,213
WebMD Corp./1/                                       5,832            52,021
Bard (C.R.) Inc.                                       725            51,475
Alliant Techsystems Inc./1/                          1,066            51,221
Church & Dwight Co. Inc.                             1,461            51,120
Pier 1 Imports Inc.                                  2,540            48,870
Texas Genco Holdings Inc.                            2,032            48,362
Swift Transportation Co. Inc./1/                     2,099            47,626
Symbol Technologies Inc.                             3,893            46,521
O'Reilly Automotive Inc./1/                          1,228            45,154
ITT Industries Inc.                                    739            44,222
Chesapeake Energy Corp.                              4,047            43,627
Protein Design Labs Inc./1/                          3,134            43,437

SCHEDULES OF INVESTMENTS                                                     129
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------
Rent-A-Center Inc./1/                                1,300   $        41,990
Laboratory Corp. of America Holdings/1/              1,456            41,787
Jacobs Engineering Group Inc./1/                       926            41,763
Key Energy Services Inc./1/                          4,229            40,810
Acxiom Corp./1/                                      2,533            39,920
BMC Software Inc./1/                                 2,839            39,547
Cox Radio Inc. Class A/1/                            1,801            39,388
Interactive Data Corp./1/                            2,486            39,279
International Speedway Corp. Class A                   886            38,887
Univision Communications Inc. Class A/1/             1,205            38,490
Andrx Group/1/                                       2,038            37,723
GTECH Holdings Corp.                                   873            37,408
United States Cellular Corp./1/                      1,271            36,986
Donaldson Co. Inc.                                     682            36,760
DoubleClick Inc./1/                                  3,399            36,607
Commerce Bancorp Inc.                                  730            34,974
Wynn Resorts Ltd./1/                                 1,872            34,033
DST Systems Inc./1/                                    887            33,351
Entravision Communications Corp./1/                  3,341            31,739
Estee Lauder Companies Inc. Class A                    926            31,577
Odyssey Re Holdings Corp.                            1,507            31,014
Cablevision Systems Corp./1/                         1,643            29,738
Network Associates Inc./1/                           2,038            28,043
Universal Health Services Inc. Class B/1/              552            27,296
Avocent Corp./1/                                       889            26,928
Friedman, Billings, Ramsey Group, Inc.
 Class A                                             1,507            25,996
Southern Peru Copper Corp.                           1,114            24,642
Neuberger Berman Inc.                                  581            24,326
Cooper Cameron Corp./1/                                512            23,660
Harte-Hanks Inc.                                     1,001            18,458
Entercom Communications Corp./1/                       380            17,032
Claire's Stores Inc.                                   490            16,395
Talbots Inc. (The)                                     424            14,776
BISYS Group Inc. (The)/1/                            1,056            13,886
Steris Corp./1/                                        509            11,717

                                                 SHARES OR
SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Grant Prideco Inc./1/                                  932   $         9,497
MSC Industrial Direct Co. Inc. Class A                 443             9,237
Global Payments Inc.                                   145             5,220
West Corp./1/                                          142             3,378
McLeodUSA Inc. Class A Escrow/2/                    12,263                 -
TOTAL COMMON STOCKS
  (COST: $178,051,832)                                           186,780,833

SHORT TERM INVESTMENTS - 7.13%

MONEY MARKET FUNDS - 4.33%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares/3/,/4/                    5,477,294         5,477,294
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares/3/,/4/                    1,913,929         1,913,929
BlackRock Temp Cash Money Market Fund/3/            85,021            85,021
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio/3/          451,255           451,255
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares/3/                          173,994           173,994
                                                                   8,101,493

FLOATING RATE NOTES - 1.62%
Beta Finance Inc.
  1.08%, 05/20/04/3/                       $        86,997            86,989
  1.08%, 09/15/04/3/                               173,994           173,977
  1.17%, 08/23/04/3/                                86,997            87,064
CC USA Inc.
  1.06%, 05/24/04/3/                               173,994           173,982
  1.08%, 04/19/04/3/                                76,557            76,555
  1.12%, 07/15/04/3/                                86,997            87,021
Dorada Finance Inc.
  1.08%, 05/20/04/3/                               173,994           173,977
  1.24%, 08/09/04/3/                                43,498            43,493
Five Finance Inc.
  1.09%, 04/15/04/3/                                86,997            86,997

130                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
HBOS Treasury Services PLC
  1.13%, 06/24/08/3/                       $       173,994   $       173,994
Holmes Financing PLC
  1.08%, 04/15/04/3/                                34,799            34,799
K2 USA LLC
  1.08%, 08/16/04/3/                                43,498            43,493
  1.08%, 09/27/04/3/                               187,913           187,885
  1.09%, 04/13/04/3/                                86,997            86,995
  1.09%, 05/17/04/3/                                86,997            86,994
Links Finance LLC
  1.05%, 07/20/04/3/                                69,597            69,586
  1.08%, 05/04/04/3/                                86,997            86,994
  1.08%, 06/28/04/3/                                86,997            86,984
  1.09%, 03/29/04/3/                                86,997            86,997
Nationwide Building Society
  1.08%, 07/23/04/3/                               130,495           130,495
Sigma Finance Inc.
  1.05%, 07/20/04/3/                                86,997            86,983
  1.07%, 10/15/03/3/                               173,994           173,993
  1.07%, 07/01/04/3/                                86,997            86,981
  1.24%, 08/06/04/3/                                43,498            43,495
Tango Finance Corp.
  1.05%, 07/15/04/3/                                52,198            52,184
  1.06%, 07/06/04/3/                                52,198            52,194
WhistleJacket Capital LLC
  1.08%, 09/15/04/3/                                86,997            86,980
White Pine Finance LLC
  1.08%, 05/17/04/3/                               104,396           104,396
  1.08%, 07/06/04/3/                               104,396           104,388
  1.08%, 08/26/04/3/                                86,997            86,985
  1.09%, 04/20/04/3/                                86,997            86,997
                                                                   3,030,847

COMMERCIAL PAPER - 0.85%
Amsterdam Funding Corp.
  1.06%, 10/16/03/3/                                82,647            82,607
Blue Ridge Asset Funding Corp.
  1.05%, 10/17/03/3/                                86,997            86,956
Edison Asset Securitization
  1.07%, 10/23/03/3/                               163,554           163,447
Gemini Securitization Corp.
  1.05%, 10/17/03/3/                                60,898            60,869
Greenwich Funding Corp.
  1.06%, 10/16/03/3/                               102,656           102,611
Jupiter Securitization Corp.
  1.05%, 10/20/03/3/                                86,997            86,949
New Center Asset Trust
  1.06%, 10/22/03/3/                                86,997            86,943
Park Avenue Receivables Corp.
  1.05%, 10/20/03/3/                                86,997            86,949
Preferred Receivables Funding Corp.
  1.06%, 10/08/03/3/                                86,997            86,979
Receivables Capital Corp.
  1.05%, 10/15/03/3/                                58,476            58,452
Sydney Capital Corp.
  1.07%, 10/17/03/3/                                70,467            70,434
UBS Finance (Delaware) Inc.
  1.03%, 10/08/03/3/                               173,994           173,959
  1.05%, 10/15/03/3/                                86,997            86,961
  1.11%, 10/01/03/3/                               347,987           347,987
                                                                   1,582,103

TIME DEPOSITS - 0.26%
Abbey National Treasury Services PLC
  1.15%, 10/01/03/3/                                86,997            86,997
Canadian Imperial Bank of Commerce
  1.06%, 10/08/03/3/                                43,498            43,498
  1.08%, 10/30/03/3/                                69,597            69,597
  1.37%, 08/26/04/3/                               173,994           173,994

SCHEDULES OF INVESTMENTS                                                     131
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------
Toronto-Dominion Bank
  1.33%, 08/23/04/3/                       $       113,096   $       113,045
                                                                     487,131

REPURCHASE AGREEMENTS - 0.07%
Lehman Brothers Inc.
  1.10%, 10/01/03/3/                               139,195           139,195
                                                                     139,195
TOTAL SHORT TERM INVESTMENTS
  (Cost: $13,340,769)                                             13,340,769

TOTAL INVESTMENTS IN SECURITIES - 107.02%
  (Cost $191,392,601)                                            200,121,602
Other Assets, Less Liabilities - (7.02%)                         (13,126,638)
                                                             ---------------
NET ASSETS - 100.00%                                         $   186,994,964
                                                             ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/ All or a portion of this security represents investments of securities lending collateral.
/4/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

132                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
September 30, 2003

                                                         iSHARES RUSSELL
                             -----------------------------------------------------------------------
                                        3000        3000 Growth         3000 Value            Midcap
                                  Index Fund         Index Fund         Index Fund        Index Fund
----------------------------------------------------------------------------------------------------
ASSETS
Investments at cost          $ 1,312,418,663    $    71,143,917    $   133,226,853    $  307,251,786
                             ---------------    ---------------    ---------------    --------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)        $ 1,155,885,401    $    71,467,217    $   137,405,441    $  324,014,000
Receivables:
  Investment securities
   sold                              215,442             56,183            276,338           138,187
  Dividends and interest           1,263,378             55,534            201,895           351,435
  iShares sold                             -                  -                  -                 -
                             ---------------    ---------------    ---------------    --------------
Total Assets                   1,157,364,221         71,578,934        137,883,674       324,503,622
                             ---------------    ---------------    ---------------    --------------

LIABILITIES
Payables:
  Investment securities
   purchased                       1,231,632             82,636            440,016           595,300
  Collateral for
   securities on loan
   (Note 5)                       60,609,173          2,922,520          7,305,656        25,545,748
  Advisory fees (Note 2)             356,723             28,757             54,681           101,322
                             ---------------    ---------------    ---------------    --------------
Total Liabilities                 62,197,528          3,033,913          7,800,353        26,242,370
                             ---------------    ---------------    ---------------    --------------
NET ASSETS                   $ 1,095,166,693    $    68,545,021    $   130,083,321    $  298,261,252
                             ===============    ===============    ===============    ==============

NET ASSETS CONSIST OF:
  Paid-in capital            $ 1,296,839,060    $    81,878,057    $   130,389,477    $  263,265,312
  Undistributed net
   investment income                 910,486             39,216            141,384           252,893
  Undistributed net
   realized gain
   (accumulated net
   realized loss)                (46,049,591)       (13,695,522)        (4,626,128)       17,980,833
  Net unrealized
   appreciation
   (depreciation)               (156,533,262)           323,300          4,178,588        16,762,214
                             ---------------    ---------------    ---------------    --------------
NET ASSETS                   $ 1,095,166,693    $    68,545,021    $   130,083,321    $  298,261,252
                             ===============    ===============    ===============    ==============
iShares outstanding               19,450,000          2,000,000          1,950,000         5,050,000
                             ===============    ===============    ===============    ==============
Net asset value per
 iShare                      $         56.31    $         34.27    $         66.71    $        59.06
                             ===============    ===============    ===============    ==============

                                      iSHARES RUSSELL
                             ----------------------------------
                               Midcap Growth       Midcap Value
                                  Index Fund        Index Fund
                             ----------------------------------
ASSETS
Investments at cost          $   245,679,422    $   191,392,601
                             ---------------    ---------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)        $   261,865,513    $   200,121,602
Receivables:
  Investment securities
   sold                               14,960            244,586
  Dividends and interest              85,547            281,968
  iShares sold                        11,796                  -
                             ---------------    ---------------
Total Assets                     261,977,816        200,648,156
                             ---------------    ---------------

LIABILITIES
Payables:
  Investment securities
   purchased                         196,740            594,676
  Collateral for
   securities on loan
   (Note 5)                       21,738,618         12,993,594
  Advisory fees (Note 2)              86,004             64,922
                             ---------------    ---------------
Total Liabilities                 22,021,362         13,653,192
                             ---------------    ---------------
NET ASSETS                   $   239,956,454    $   186,994,964
                             ===============    ===============

NET ASSETS CONSIST OF:
  Paid-in capital            $   228,560,095    $   179,369,079
  Undistributed net
   investment income                  40,518            224,568
  Undistributed net
   realized gain
   (accumulated net
   realized loss)                 (4,830,250)        (1,327,684)
  Net unrealized
   appreciation
   (depreciation)                 16,186,091          8,729,001
                             ---------------    ---------------
NET ASSETS                   $   239,956,454    $   186,994,964
                             ===============    ===============
iShares outstanding                3,650,000          2,300,000
                             ===============    ===============
Net asset value per
 iShare                      $         65.74    $         81.30
                             ===============    ===============

/1/ Securities on loan with market values of $58,464,068, $2,826,050, $7,037,278, $24,412,572, $21,094,458 and $12,275,604, respectively. See
     Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                         133

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2003

                                                                       iSHARES RUSSELL
                           -------------------------------------------------------------------------------------------------------
                                     3000       3000 Growth        3000 Value            Midcap     Midcap Growth     Midcap Value
                               Index Fund        Index Fund        Index Fund        Index Fund        Index Fund       Index Fund
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/             $    9,075,366    $      330,095    $    1,474,870    $    2,096,111    $      395,137   $    1,592,683
  Interest                          3,049               262               674               595               356              733
  Securities lending
   income                          38,197             1,963             4,083            17,817            10,587            9,919
                           --------------    --------------    --------------    --------------    --------------   --------------
Total investment income         9,116,612           332,320         1,479,627         2,114,523           406,080        1,603,335
                           --------------    --------------    --------------    --------------    --------------   --------------
EXPENSES (Note 2)
  Advisory fees                 1,045,717            82,277           148,858           266,762           213,507          168,566
                           --------------    --------------    --------------    --------------    --------------   --------------
Total expenses                  1,045,717            82,277           148,858           266,762           213,507          168,566
                           --------------    --------------    --------------    --------------    --------------   --------------
Net investment income           8,070,895           250,043         1,330,769         1,847,761           192,573        1,434,769
                           --------------    --------------    --------------    --------------    --------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
   (loss) from:
    Investments               (14,980,438)       (2,404,257)       (1,214,594)       (3,441,883)       (5,374,393)      (3,954,987)
    In-kind redemptions        19,938,106                 -                 -        23,740,439        11,054,120        3,968,013
                           --------------    --------------    --------------    --------------    --------------   --------------
  Net realized gain
   (loss)                       4,957,668        (2,404,257)       (1,214,594)       20,298,556         5,679,727           13,026
                           --------------    --------------    --------------    --------------    --------------   --------------
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments                178,694,028        13,534,622        19,899,306        33,622,494        29,424,599       24,282,952
                           --------------    --------------    --------------    --------------    --------------   --------------
Net realized and
 unrealized gain              183,651,696        11,130,365        18,684,712        53,921,050        35,104,326       24,295,978
                           --------------    --------------    --------------    --------------    --------------   --------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $  191,722,591    $   11,380,408    $   20,015,481    $   55,768,811    $   35,296,899   $   25,730,747
                           ==============    ==============    ==============    ==============    ==============   ==============

/1/  Net of foreign withholding tax of $1,139, $53, $170, $1,114, $528 and $706, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

134                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                 iSHARES RUSSELL 3000                iSHARES RUSSELL 3000               iSHARES RUSSELL 3000
                                     INDEX FUND                        GROWTH INDEX FUND                   VALUE INDEX FUND
                           ----------------------------------   -------------------------------   -------------------------------
                               For the six                         For the six                       For the six
                              months ended            For the     months ended          For the     months ended          For the
                            Sept. 30, 2003         year ended   Sept. 30, 2003       year ended   Sept. 30, 2003       year ended
                               (Unaudited)     March 31, 2003       (Unaudited)  March 31, 2003       (Unaudited)  March 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income    $     8,070,895   $     16,552,383   $      250,043   $      403,493   $    1,330,769   $    1,759,769
  Net realized gain
   (loss)                        4,957,668        (65,574,448)      (2,404,257)      (6,539,314)      (1,214,594)      (1,686,892)
  Net change in
   unrealized
   appreciation
   (depreciation)              178,694,028       (256,539,549)      13,534,622       (7,131,915)      19,899,306      (20,709,017)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase (decrease)
 in net assets resulting
 from operations               191,722,591       (305,561,614)      11,380,408      (13,267,736)      20,015,481      (20,636,140)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
DISTRIBUTIONS TO
 iSHAREHOLDERS:
  From net investment
   income                       (7,857,023)       (16,410,948)        (241,673)        (377,724)      (1,294,696)      (1,695,779)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Total distributions to
 iShareholders                  (7,857,023)       (16,410,948)        (241,673)        (377,724)      (1,294,696)      (1,695,779)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
iSHARES TRANSACTIONS:
  iShares sold                 139,887,863      1,912,763,393                -       43,245,935       13,385,153       56,990,205
  iShares redeemed            (213,727,184)    (1,966,586,993)               -                -                -       (3,392,837)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase (decrease)
 in net assets from
 iShares transactions          (73,839,321)       (53,823,600)               -       43,245,935       13,385,153       53,597,368
                           ---------------   ----------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN
 NET ASSETS                    110,026,247       (375,796,162)      11,138,735       29,600,475       32,105,938       31,265,449

NET ASSETS:

Beginning of period            985,140,446      1,360,936,608       57,406,286       27,805,811       97,977,383       66,711,934
                           ---------------   ----------------   --------------   --------------   --------------   --------------
End of period              $ 1,095,166,693   $    985,140,446   $   68,545,021   $   57,406,286   $  130,083,321   $   97,977,383
                           ===============   ================   ==============   ==============   ==============   ==============

Undistributed net
 investment income
 included in net assets
 at end of period          $       910,486   $        696,614   $       39,216   $       30,846   $      141,384   $      105,311
                           ===============   ================   ==============   ==============   ==============   ==============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                   2,500,000         38,700,000                -        1,300,000          200,000          900,000
  iShares redeemed              (3,900,000)       (39,150,000)               -                -                -          (50,000)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase (decrease)
 in iShares outstanding         (1,400,000)          (450,000)               -        1,300,000          200,000          850,000
                           ===============   ================   ==============   ==============   ==============   ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                         135
iSHARES TRUST

                                iSHARES RUSSELL MIDCAP               iSHARES RUSSELL MIDCAP           iSHARES RUSSELL MIDCAP
                                     INDEX FUND                       GROWTH INDEX FUND                  VALUE INDEX FUND
                           ----------------------------------   -------------------------------   -------------------------------
                               For the six                         For the six                       For the six
                              months ended            For the     months ended          For the     months ended          For the
                            Sept. 30, 2003         year ended   Sept. 30, 2003       year ended   Sept. 30, 2003       year ended
                               (Unaudited)     March 31, 2003      (Unaudited)   March 31, 2003      (Unaudited)   March 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets

OPERATIONS:
  Net investment income    $     1,847,761   $      1,543,348   $      192,573   $      161,251   $    1,434,769   $    1,798,490
  Net realized gain
   (loss)                       20,298,556            123,128        5,679,727       (9,721,862)          13,026          340,781
  Net change in
   unrealized
   appreciation
   (depreciation)               33,622,494        (18,187,418)      29,424,599      (12,736,378)      24,282,952      (18,943,733)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase (decrease)
 in net assets resulting
 from operations                55,768,811        (16,520,942)      35,296,899      (22,296,989)      25,730,747      (16,804,462)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
   income                       (1,775,336)        (1,368,806)        (174,402)        (140,691)      (1,358,083)      (1,668,357)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Total distributions to
 iShareholders                  (1,775,336)        (1,368,806)        (174,402)        (140,691)      (1,358,083)      (1,668,357)
                           ---------------   ----------------   --------------   --------------   --------------   --------------

iSHARES TRANSACTIONS:
  iShares sold                 127,654,204        180,731,023      106,817,069       61,393,587       61,251,089       86,530,245
  iShares redeemed             (77,140,245)       (17,828,437)     (18,456,546)      (3,329,049)      (3,854,681)     (17,074,388)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase in net
 assets from iShares
 transactions                   50,513,959        162,902,586       88,360,523       58,064,538       57,396,408       69,455,857
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Increase in Net Assets         104,507,434        145,012,838      123,483,020       35,626,858       81,769,072       50,983,038

NET ASSETS:

Beginning of period            193,753,818         48,740,980      116,473,434       80,846,576      105,225,892       54,242,854
                           ---------------   ----------------   --------------   --------------   --------------   --------------
End of period              $   298,261,252   $    193,753,818   $  239,956,454   $  116,473,434   $  186,994,964   $  105,225,892
                           ===============   ================   ==============   ==============   ==============   ==============

Undistributed net
 investment income
 included in net assets
 at end of period          $       252,893   $        180,468   $       40,518   $       22,347   $      224,568   $      147,882
                           ===============   ================   ==============   ==============   ==============   ==============
iSHARES ISSUED AND
 REDEEMED:

  iShares sold                   2,250,000          3,650,000        1,700,000        1,150,000          750,000        1,200,000
  iShares redeemed              (1,300,000)          (350,000)        (300,000)         (50,000)         (50,000)        (250,000)
                           ---------------   ----------------   --------------   --------------   --------------   --------------
Net increase in iShares
  outstanding                      950,000          3,300,000        1,400,000        1,100,000          700,000          950,000
                           ===============   ================   ==============   ==============   ==============   ==============

SEE NOTES TO FINANCIAL STATEMENTS.

136                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                    iSHARES RUSSELL 3000 INDEX FUND
                                   -------------------------------------------------------------------
                                      Six months                                           Period from
                                           ended                                       May 22, 2000/1/
                                   Sep. 30, 2003        Year ended       Year ended                 to
                                     (Unaudited)     Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $       47.25     $       63.89    $       63.69    $         76.23
                                   -------------     -------------    -------------    ---------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                     0.44              0.90             0.65               0.51
  Net realized and unrealized
   gain (loss)                              9.05            (16.65)            0.19             (12.56)
                                   -------------     -------------    -------------    ---------------
Total from investment
 operations                                 9.49            (15.75)            0.84             (12.05)
                                   -------------     -------------    -------------    ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.43)            (0.89)           (0.64)             (0.48)
  Net realized gain                            -                 -                -              (0.01)
                                   -------------     -------------    -------------    ---------------
Total distributions                        (0.43)            (0.89)           (0.64)             (0.49)
                                   -------------     -------------    -------------    ---------------
Net Asset Value, End of Period     $       56.31     $       47.25    $       63.89    $         63.69
                                   =============     =============    =============    ===============

Total Return                               20.08%/2/        (24.73)%           1.35%            (15.90)%/2/
                                   =============     =============    =============    ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $   1,095,167     $     985,140    $   1,360,937    $       388,509
  Ratio of expenses to average
   net assets/3/                            0.20%             0.20%            0.20%              0.20%
  Ratio of net investment
   income to average net
   assets/3/                                1.54%             1.53%            1.20%              1.09%
  Portfolio turnover rate/4/                   3%                5%               6%                 3%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         137
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iSHARES RUSSELL 3000 GROWTH INDEX FUND
                                   -------------------------------------------------------------------
                                      Six months                                           Period from
                                           ended                                      Jul. 24, 2000/1/
                                   Sep. 30, 2003       Year ended       Year ended                  to
                                     (Unaudited)    Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $       28.70    $       39.72    $       40.70    $          68.63
                                   -------------    -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                     0.12             0.23             0.20                0.06
  Net realized and unrealized
   gain (loss)                              5.57           (11.03)           (0.99)             (27.93)
                                   -------------    -------------    -------------    ----------------
Total from investment
 operations                                 5.69           (10.80)           (0.79)             (27.87)
                                   -------------    -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.12)           (0.22)           (0.19)              (0.06)
  Net realized gain                            -                -                -               (0.00)/5/
                                   -------------    -------------    -------------    ----------------
Total distributions                        (0.12)           (0.22)           (0.19)              (0.06)
                                   -------------    -------------    -------------    ----------------
Net Asset Value, End of Period     $       34.27    $       28.70    $       39.72    $          40.70
                                   =============    =============    =============    ================

Total Return                               19.83%/2/       (27.21)%          (1.95)%            (40.62)%/2/
                                   =============    =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $      68,545    $      57,406    $      27,806    $         20,351
  Ratio of expenses to average
   net assets/3/                            0.25%            0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                0.76%            0.83%            0.47%               0.20%
  Portfolio turnover rate/4/                  12%              15%              18%                  3%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

138                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iSHARES RUSSELL 3000 VALUE INDEX FUND
                                   -------------------------------------------------------------------
                                      Six months                                           Period from
                                           ended                                      Jul. 24, 2000/1/
                                   Sep. 30, 2003       Year ended       Year ended                  to
                                     (Unaudited)    Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $       55.99    $       74.12    $       71.59    $          69.91
                                   -------------    -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                     0.71             1.21             1.25                0.83
  Net realized and unrealized
   gain (loss)                             10.71           (18.13)            2.50                1.71
                                   -------------    -------------    -------------    ----------------
Total from investment
 operations                                11.42           (16.92)            3.75                2.54
                                   -------------    -------------    -------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.70)           (1.21)           (1.22)              (0.77)
  Net realized gain                            -                -                -               (0.09)
                                   -------------    -------------    -------------    ----------------
Total distributions                        (0.70)           (1.21)           (1.22)              (0.86)
                                   -------------    -------------    -------------    ----------------
Net asset value, end of period     $       66.71    $       55.99    $       74.12    $          71.59
                                   =============    =============    =============    ================

Total Return                               20.39%/2/       (22.92)%           5.34%               3.60%/2/
                                   =============    =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $     130,083    $      97,977    $      66,712    $         32,216
  Ratio of expenses to average
   net assets/3/                            0.25%            0.25%            0.25%               0.25%
  Ratio of net investment
   income to average net
   assets/3/                                2.23%            2.20%            1.79%               1.67%
  Portfolio turnover rate/4/                  13%              16%              15%                  4%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         139
iSHARES TRUST
(For a share outstanding throughout each period)

                                       iSHARES RUSSELL MIDCAP
                                             INDEX FUND
                           ---------------------------------------------------
                              Six months                           Period from
                                   ended                      Jul. 17, 2001/1/
                           Sep. 30, 2003        Year ended                  to
                             (Unaudited)     Mar. 31, 2003       Mar. 31, 2002
------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period       $       47.26     $       60.93    $          59.55
                           -------------     -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.36              0.60                0.46
  Net realized and
   unrealized gain
   (loss)                          11.79            (13.67)               1.32
                           -------------     -------------    ----------------
Total from investment
 operations                        12.15            (13.07)               1.78
                           -------------      -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.35)            (0.60)              (0.40)
                           -------------      -------------   ----------------
Total distributions                (0.35)            (0.60)              (0.40)
                           -------------      -------------    ---------------
Net asset value, end of
 period                    $       59.06     $       47.26    $          60.93
                           =============     =============    ================

Total return                       25.72%/2/       (21.50)%               3.08%/2/
                           =============     =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     298,261     $     193,754    $         48,741
  Ratio of expenses to
   average net assets/3/            0.20%             0.20%               0.20%
  Ratio of net investment
   income to average net
   assets/3/                        1.39%             1.50%               1.40%
  Portfolio turnover
   rate/4/                             5%               15%                  7%

                                      iSHARES RUSSELL MIDCAP GROWTH
                                               INDEX FUND
                           -----------------------------------------------------
                              Six months                             Period from
                                   ended                        Jul. 17, 2001/1/
                           Sep. 30, 2003         Year ended                   to
                             (Unaudited)      Mar. 31, 2003        Mar. 31, 2002
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period       $       51.77      $       70.30     $          73.06
                           -------------      -------------     ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income             0.06               0.09                 0.03
  Net realized and
   unrealized gain
   (loss)                          13.97             (18.54)               (2.77)
                           -------------      -------------     ----------------
Total from investment
 operations                        14.03             (18.45)               (2.74)
                           -------------      -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income            (0.06)             (0.08)               (0.02)
                           -------------      -------------     ----------------
Total distributions                (0.06)             (0.08)               (0.02)
                           -------------      -------------     ----------------
Net asset value, end of
 period                    $       65.74      $       51.77     $          70.30
                           =============      =============     ================

Total return                       27.10%/2/         (26.24)%              (3.75)%/2/
                           =============      =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     239,956      $     116,473     $         80,847
  Ratio of expenses to
   average net assets/3/            0.25%              0.25%                0.25%
  Ratio of net investment
   income to average net
   assets/3/                        0.23%              0.20%                0.08%
  Portfolio turnover
   rate/4/                            10%                31%                   5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

140                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iSHARES RUSSELL MIDCAP VALUE
                                                          INDEX FUND
                                       ----------------------------------------------------
                                           Six months                           Period from
                                                ended                      Jul. 17, 2001/1/
                                        Sep. 30, 2003        Year ended                  to
                                          (Unaudited)     Mar. 31, 2003       Mar. 31, 2002
-------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $        65.77    $        83.45    $          78.86
                                       --------------    --------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.72              1.35                1.02
  Net realized and unrealized gain
   (loss)                                       15.52            (17.70)               4.49
                                       --------------    --------------    ----------------
Total from investment operations                16.24            (16.35)               5.51
                                       --------------    --------------    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                         (0.71)            (1.33)              (0.92)
                                       --------------    --------------    ----------------
Total distributions                             (0.71)            (1.33)              (0.92)
                                       --------------    --------------    ----------------
Net asset value, end of period         $        81.30    $        65.77    $          83.45
                                       ==============    ==============    ================

Total return                                    24.72%/2/        (19.69)%              7.14%/2/
                                       ==============    ==============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)     $      186,995    $      105,226    $         54,243
  Ratio of expenses to average net
   assets/3/                                     0.25%             0.25%               0.25%
  Ratio of net investment income to
   average net assets/3/                         2.13%             2.24%               1.91%
  Portfolio turnover rate/4/                       10%               24%                  6%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for the periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                         141

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2003, the Trust offered 57 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

142                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------
                            UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
iSHARES INDEX FUND        ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
------------------------------------------------------------------------------
Russell 3000              $       604,899  $            -      $       604,899
Russell 3000 Growth                29,921               -               29,921
Russell 3000 Value                 83,031               -               83,031
Russell Midcap                    158,859               -              158,859
Russell Midcap Growth              22,347               -               22,347
Russell Midcap Value              117,262               -              117,262
------------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2003.

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

------------------------------------------------------------------------------
                                 EXPIRING        EXPIRING
iSHARES INDEX FUND                   2010            2011                TOTAL
------------------------------------------------------------------------------
Russell 3000              $    21,789,321  $   14,801,082  $        36,590,403
Russell 3000 Growth             4,176,050       6,607,675           10,783,725
Russell 3000 Value                605,073       1,545,605            2,150,678
Russell Midcap                     66,369       1,282,837            1,349,206
Russell Midcap Growth              40,231      10,035,874           10,076,105
Russell Midcap Value               30,986         477,717              508,703
------------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2003 are disclosed in the Funds' Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS                                            143
iSHARES TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at September 30, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at September 30, 2003. For further information, see Note 5, below.

2.      AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

  -----------------------------------     --------------------------------
                             ADVISORY                             ADVISORY
  iSHARES INDEX FUND              FEE     iSHARES INDEX FUND           FEE
  -----------------------------------     --------------------------------
  Russell 3000                   0.20%    Russell Midcap              0.20%
  Russell 3000 Growth            0.25     Russell Midcap Growth       0.25
  Russell 3000 Value             0.25     Russell Midcap Value        0.25
  -----------------------------------     --------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

144                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2003, BGI earned securities lending agent fees as follows:

    -------------------------------------------------
                                   SECURITIES LENDING
    iSHARES INDEX FUND                     AGENT FEES
    -------------------------------------------------
    Russell 3000                   $           36,786
    Russell 3000 Growth                         1,978
    Russell 3000 Value                          4,141
    Russell Midcap                             17,301
    Russell Midcap Growth                      10,663
    Russell Midcap Value                       10,117
    -------------------------------------------------

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the second quarter of 2003 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the third quarter of 2003.

As of September 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

NOTES TO THE FINANCIAL STATEMENTS                                            145
iSHARES TRUST

3.      INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2003 were as follows:

    -------------------------------------------------------------------
    iSHARES INDEX FUND                       PURCHASES            SALES
    -------------------------------------------------------------------
    Russell 3000                        $   27,565,463   $   27,161,977
    Russell 3000 Growth                      7,633,404        7,613,073
    Russell 3000 Value                      14,873,126       14,803,149
    Russell Midcap                          14,060,783       13,358,384
    Russell Midcap Growth                   16,849,365       16,790,800
    Russell Midcap Value                    14,697,241       14,210,649
    -------------------------------------------------------------------

In-kind transactions for the six months ended September 30, 2003 were as follows:

    -------------------------------------------------------------------
                                               IN-KIND          IN-KIND
    iSHARES INDEX FUND                       PURCHASES            SALES
    -------------------------------------------------------------------
    Russell 3000                        $  139,761,744   $  213,507,743
    Russell 3000 Value                      13,359,692                -
    Russell Midcap                         155,790,067      106,071,463
    Russell Midcap Growth                  134,886,692       46,660,967
    Russell Midcap Value                    75,938,497       19,084,406
    -------------------------------------------------------------------

At September 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    -----------------------------------------------------------------------------------------------
                                                                                     NET UNREALIZED
                                         TAX        UNREALIZED        UNREALIZED       APPRECIATION
    iSHARES INDEX FUND                  COST      APPRECIATION      DEPRECIATION      (DEPRECIATION)
    -----------------------------------------------------------------------------------------------
    Russell 3000             $ 1,330,288,846   $    25,854,507   $  (200,257,952)   $  (174,403,445)
    Russell 3000 Growth           71,621,872         4,850,339        (5,004,994)          (154,655)
    Russell 3000 Value           135,406,432         9,385,671        (7,386,662)         1,999,009
    Russell Midcap               308,878,113        22,688,261        (7,552,374)        15,135,887
    Russell Midcap Growth        247,430,389        20,264,872        (5,829,748)        14,435,124
    Russell Midcap Value         193,052,257        11,481,363        (4,412,018)         7,069,345
    -----------------------------------------------------------------------------------------------

146                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

4.  iSHARES TRANSACTIONS

At September 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of September 30, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at September 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                            147

NOTES:

148                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTES:

NOTES                                                                        149

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered as of November 28, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (I00)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

150                              2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any represention regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iSHARES(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

                                                                        BARCLAYS

Item 2. Code of Ethics.

    Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

    Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

    Not applicable to this filing.

Item 5. Listed Company Audit Committees.

    Not applicable to this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

    Not applicable to this registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

    (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of iShares Trust are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

    (b) There were no significant changes in the iShares Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

    (a) Not applicable to this filing.

    (b) Certification letters are attached.

    (c) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      iShares Trust


      By: /s/ Lee T. Kranefuss
      -------------------------------
      Lee T. Kranefuss, President
      Date:   December 1, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Lee T. Kranefuss
      -------------------------------
      Lee T. Kranefuss, President
      Date:   December 1, 2003


      By: /s/ Michael A. Latham
      -------------------------------
      Michael A. Latham, Principal Financial Officer
      Date:   December 1, 2003